UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Series Investment Grade Bond

Fund

Fidelity Series Investment Grade Bond Fund

Class F

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of the major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Investment Grade Bond Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http:www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Life of fund A
Fidelity® Series Investment Grade Bond Fund	-2.67%	7.31%
Class F B	-2.49%	7.41%

A From October 8, 2008.

B The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009, are those of Fidelity Series Investment Grade Bond Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Investment Grade Bond Fund, a class of the fund, on October 8, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Corporate bonds also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from Ford O'Neil and Jeffrey Moore, Co-Portfolio Managers of Fidelity® Series Investment Grade Bond Fund: For the year, the fund's Series Investment Grade Bond and Class F shares returned -2.67% and -2.49%, respectively, while the Barclays® U.S. Aggregate Bond Index returned -2.47%. Against the backdrop of the fund keeping pace with the index net of expenses, supported by good sector and security selection overall. Looking at sectors, one of the biggest contributors versus the index was our significant underweighting in U.S. Treasury securities, which underperformed the benchmark. At the same time, our continued emphasis on sectors of the market that trade with a risk premium, or "yield spread," over Treasuries, paid off amid strong demand for much of the period from income-oriented investors looking for yield. Specifically, overweighing commercial mortgage-backed securities, asset-backed securities, collateralized mortgage obligations and the financials sector within corporates provided a nice boost to performance, as did subsector positioning and security selection in these areas. Our tactical use of Treasury Inflation-Protected Securities (TIPS), which are not included in the index, helped performance compared to the index. We eliminated our exposure to TIPS in early 2013, which subsequently declined. Our choices among residential mortgage-backed securities were helpful, specifically overweighting higher-yielding, prepayment-resistant securities. In the corporate sector, we were modestly hurt by an overweighting in telecommunications. Yield-curve positioning also detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Series Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 969.00	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class F	.35%
Actual		$ 1,000.00	$ 970.40	$ 1.74
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Government and U.S. Government Agency Obligations 61.4%	U.S. Government and U.S. Government Agency Obligations 60.7%
AAA 2.3%	AAA 1.8%
AA 3.1%	AA 2.3%
A 9.2%	A 8.3%
BBB 16.6%	BBB 16.1%
BB and Below 1.9%	BB and Below 1.9%
Not Rated 0.3%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 5.2%	Short-Term Investments and Net Other Assets 8.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2013
6 months ago
Years	6.5	6.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	5.5	5.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013*		As of February 28, 2013**
	Corporate Bonds 24.5%		Corporate Bonds 23.3%
	U.S. Government and U.S. Government Agency Obligations 61.4%		U.S. Government and U.S. Government Agency Obligations 60.7%
	Asset-Backed Securities 0.8%		Asset-Backed Securities 0.5%
	CMOs and Other Mortgage Related Securities 6.1%		CMOs and Other Mortgage Related Securities 5.0%
	Municipal Bonds 1.8%		Municipal Bonds 1.7%
	Other Investments 0.2%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 5.2%		Short-Term Investments and Net Other Assets (Liabilities) 8.7%
* Foreign investments	3.7%	** Foreign investments	2.5%
* Futures and Swaps	(0.5)%	* Futures and Swaps	(0.5)%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.1%
Daimler Finance North America LLC 1.45% 8/1/16 (f)	$ 17,512,000	$ 17,434,982
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (f)	2,684,000	2,646,741
4.25% 6/15/23 (f)	18,902,000	18,532,863
5.75% 6/15/43 (f)	13,602,000	13,958,563
		35,138,167
Media - 1.9%
Comcast Corp.:
4.5% 1/15/43	30,000,000	28,060,350
4.65% 7/15/42	24,537,000	23,345,606
4.95% 6/15/16	9,131,000	10,051,587
5.15% 3/1/20	1,226,000	1,382,034
5.9% 3/15/16	3,813,000	4,265,447
6.4% 3/1/40	10,415,000	12,373,593
6.45% 3/15/37	4,665,000	5,537,863
6.55% 7/1/39	10,000,000	11,956,880
COX Communications, Inc. 3.25% 12/15/22 (f)	9,297,000	8,177,585
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	16,408,000	18,165,510
Discovery Communications LLC:
3.25% 4/1/23	3,681,000	3,416,310
3.7% 6/1/15	11,423,000	11,959,744
4.875% 4/1/43	8,626,000	7,915,123
6.35% 6/1/40	10,151,000	11,156,710
NBC Universal, Inc.:
3.65% 4/30/15	6,432,000	6,736,915
5.15% 4/30/20	28,753,000	32,365,671
6.4% 4/30/40	13,528,000	16,100,728
News America Holdings, Inc. 7.75% 12/1/45	10,133,000	12,616,456
News America, Inc.:
6.15% 3/1/37	8,831,000	9,536,191
6.15% 2/15/41	34,925,000	38,287,893
Time Warner Cable, Inc.:
4% 9/1/21	38,151,000	35,786,897
4.5% 9/15/42	68,011,000	52,619,635
5.5% 9/1/41	12,590,000	10,708,047
5.85% 5/1/17	7,927,000	8,620,882
5.875% 11/15/40	6,640,000	5,944,088
6.75% 7/1/18	23,280,000	25,912,316
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.:
3.15% 7/15/15	$ 12,747,000	$ 13,265,956
4.9% 6/15/42	21,000,000	19,770,723
5.375% 10/15/41	22,803,000	22,530,732
5.875% 11/15/16	4,039,000	4,567,047
6.2% 3/15/40	15,555,000	16,908,643
6.5% 11/15/36	6,573,000	7,318,661
Viacom, Inc.:
2.5% 9/1/18	3,555,000	3,512,546
3.5% 4/1/17	15,103,000	15,695,868
4.375% 3/15/43	4,910,000	4,010,827
		520,581,064
TOTAL CONSUMER DISCRETIONARY		573,154,213
CONSUMER STAPLES - 1.5%
Beverages - 0.3%
Beam, Inc.:
1.75% 6/15/18	14,470,000	14,074,737
1.875% 5/15/17	5,035,000	5,020,197
3.25% 6/15/23	9,464,000	8,983,446
FBG Finance Ltd. 5.125% 6/15/15 (f)	11,614,000	12,458,500
Fortune Brands, Inc. 5.375% 1/15/16	2,195,000	2,390,188
Heineken NV:
1.4% 10/1/17 (f)	12,431,000	12,051,482
2.75% 4/1/23 (f)	12,988,000	11,699,006
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	16,792,000	16,817,255
		83,494,811
Food Products - 0.5%
ConAgra Foods, Inc.:
1.9% 1/25/18	8,922,000	8,752,643
3.2% 1/25/23	32,374,000	30,173,215
4.65% 1/25/43	8,740,000	7,972,951
General Mills, Inc. 5.2% 3/17/15	2,184,000	2,332,309
Kraft Foods, Inc.:
5.375% 2/10/20	25,693,000	28,666,605
6.125% 2/1/18	11,078,000	12,729,320
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.5% 8/11/17	$ 28,164,000	$ 32,590,367
6.75% 2/19/14	1,258,000	1,292,621
		124,510,031
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	28,420,746
4.25% 8/9/42	26,526,000	21,724,423
4.5% 5/2/43	8,807,000	7,470,890
9.25% 8/6/19	1,547,000	2,027,738
9.7% 11/10/18	14,756,000	19,310,439
Philip Morris International, Inc. 5.65% 5/16/18	2,251,000	2,590,523
Reynolds American, Inc.:
3.25% 11/1/22	47,809,000	43,638,095
4.75% 11/1/42	48,462,000	42,147,353
6.75% 6/15/17	10,391,000	11,957,797
7.25% 6/15/37	15,680,000	17,973,028
		197,261,032
TOTAL CONSUMER STAPLES		405,265,874
ENERGY - 3.8%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (f)	21,176,000	21,418,169
5.35% 3/15/20 (f)	11,804,000	12,538,362
6.75% 9/15/37 (f)	2,991,000	3,259,110
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	17,654,000	18,724,539
5% 10/1/21	13,430,000	14,160,015
6.5% 4/1/20	2,078,000	2,378,346
FMC Technologies, Inc.:
2% 10/1/17	3,091,000	3,030,599
3.45% 10/1/22	5,602,000	5,316,718
Transocean, Inc. 5.05% 12/15/16	13,734,000	15,012,539
Weatherford International Ltd. 4.95% 10/15/13	2,431,000	2,441,337
		98,279,734
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	$ 1,367,000	$ 1,532,343
6.375% 9/15/17	62,765,000	72,556,089
Apache Corp. 4.75% 4/15/43	16,072,000	15,434,295
Chevron Corp.:
2.427% 6/24/20	13,157,000	12,816,036
3.191% 6/24/23	33,186,000	32,129,756
ConocoPhillips 5.75% 2/1/19	12,956,000	14,995,974
DCP Midstream Operating LP:
2.5% 12/1/17	11,492,000	11,288,178
3.875% 3/15/23	35,778,000	32,633,006
Duke Energy Field Services:
5.375% 10/15/15 (f)	1,706,000	1,834,040
6.45% 11/3/36 (f)	7,882,000	8,283,273
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,465,215
Enbridge Energy Partners LP 4.2% 9/15/21	24,752,000	24,871,750
Encana Corp. 4.75% 10/15/13	930,000	934,275
Encana Holdings Finance Corp. 5.8% 5/1/14	4,029,000	4,158,887
Enterprise Products Operating LP 5.6% 10/15/14	1,361,000	1,431,113
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	9,551,000	10,838,704
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	22,184,805
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	17,029,000	17,555,179
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	6,844,000	7,774,168
6.85% 1/15/40 (f)	8,433,000	10,293,792
Nakilat, Inc. 6.067% 12/31/33 (f)	5,435,000	5,706,750
Nexen, Inc. 5.2% 3/10/15	1,267,000	1,336,757
Petro-Canada 6.05% 5/15/18	2,920,000	3,380,890
Petrobras Global Finance BV:
4.375% 5/20/23	69,514,000	61,026,341
5.625% 5/20/43	30,865,000	24,761,508
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	17,613,000	18,066,552
5.375% 1/27/21	45,105,000	44,044,266
5.75% 1/20/20	28,496,000	28,843,480
7.875% 3/15/19	14,377,000	16,183,657
Petroleos Mexicanos:
3.5% 7/18/18	30,114,000	30,369,969
3.5% 1/30/23	28,927,000	25,889,665
4.875% 1/24/22	17,019,000	17,189,190
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
5.5% 1/21/21	$ 21,149,000	$ 22,417,940
5.5% 6/27/44	65,642,000	56,944,435
6% 3/5/20	1,813,000	1,989,768
6.5% 6/2/41	42,988,000	42,773,060
Phillips 66:
4.3% 4/1/22	21,152,000	21,335,134
5.875% 5/1/42	18,112,000	19,225,453
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	23,592,402
3.85% 10/15/23	20,000,000	19,704,000
3.95% 9/15/15	8,916,000	9,446,761
6.125% 1/15/17	5,000,000	5,676,610
Southeast Supply Header LLC 4.85% 8/15/14 (f)	1,033,000	1,068,942
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	16,442,059
Spectra Energy Partners, LP:
2.95% 6/15/16	3,790,000	3,866,592
4.6% 6/15/21	4,954,000	5,061,457
Suncor Energy, Inc. 6.1% 6/1/18	9,550,000	11,050,362
Texas Eastern Transmission LP 6% 9/15/17 (f)	12,691,000	14,259,709
TransCapitalInvest Ltd. 5.67% 3/5/14 (f)	5,304,000	5,428,644
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,155,718
Western Gas Partners LP:
2.6% 8/15/18	26,355,000	26,037,949
5.375% 6/1/21	27,148,000	29,282,349
Williams Partners LP 4.125% 11/15/20	4,302,000	4,316,842
		924,886,089
TOTAL ENERGY		1,023,165,823
FINANCIALS - 11.5%
Capital Markets - 1.4%
BlackRock, Inc. 4.25% 5/24/21	5,250,000	5,543,795
Goldman Sachs Group, Inc.:
2.9% 7/19/18	39,857,000	39,752,774
3.625% 1/22/23	13,000,000	12,252,656
5.25% 7/27/21	17,979,000	19,175,269
5.75% 1/24/22	14,061,000	15,412,107
5.95% 1/18/18	9,760,000	10,906,048
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6% 6/15/20	$ 16,000,000	$ 17,924,144
6.15% 4/1/18	10,942,000	12,355,411
6.75% 10/1/37	13,332,000	13,704,123
Lazard Group LLC:
6.85% 6/15/17	7,532,000	8,494,575
7.125% 5/15/15	8,656,000	9,392,963
Merrill Lynch & Co., Inc.:
6.11% 1/29/37	19,365,000	19,634,212
6.875% 4/25/18	9,961,000	11,570,060
Morgan Stanley:
2.125% 4/25/18	26,580,000	25,626,868
3.75% 2/25/23	37,046,000	35,118,348
4.1% 5/22/23	20,000,000	18,296,740
4.875% 11/1/22	24,978,000	24,608,001
5.625% 9/23/19	16,919,000	18,595,047
5.75% 1/25/21	16,968,000	18,704,098
6.625% 4/1/18	9,869,000	11,296,926
7.3% 5/13/19	22,127,000	26,156,260
		374,520,425
Commercial Banks - 2.0%
Bank of America NA 5.3% 3/15/17	11,902,000	12,971,073
Credit Suisse 6% 2/15/18	27,227,000	30,472,050
Discover Bank:
4.2% 8/8/23	19,273,000	18,937,149
7% 4/15/20	9,043,000	10,594,281
8.7% 11/18/19	3,837,000	4,840,863
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,738,947
8.25% 3/1/38	12,528,000	16,144,307
Fifth Third Capital Trust IV 6.5% 4/15/37 (h)	11,258,000	11,173,565
HBOS PLC 6.75% 5/21/18 (f)	4,594,000	5,016,290
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,225,895
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,883,400
KeyBank NA:
1.65% 2/1/18	16,646,000	16,176,200
5.45% 3/3/16	10,925,000	11,959,281
5.8% 7/1/14	14,023,000	14,601,323
6.95% 2/1/28	3,200,000	3,734,726
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Marshall & Ilsley Bank:
4.85% 6/16/15	$ 7,539,000	$ 8,031,351
5% 1/17/17	25,252,000	27,325,172
Regions Bank:
6.45% 6/26/37	40,184,000	41,717,582
7.5% 5/15/18	44,824,000	52,351,384
Regions Financial Corp.:
2% 5/15/18	28,255,000	26,992,651
5.75% 6/15/15	3,253,000	3,488,722
7.75% 11/10/14	8,459,000	9,102,476
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	35,599,000	34,184,011
6.125% 12/15/22	49,538,000	47,592,395
Wachovia Bank NA:
5.85% 2/1/37	7,795,000	8,670,207
6% 11/15/17	6,320,000	7,223,109
Wachovia Corp.:
5.625% 10/15/16	14,742,000	16,456,789
5.75% 6/15/17	2,050,000	2,332,511
5.75% 2/1/18	4,000,000	4,577,184
Wells Fargo & Co.:
1.25% 7/20/16	34,000,000	33,927,886
3.676% 6/15/16	26,564,000	28,209,348
Wells Fargo Bank NA 5.95% 8/26/36	4,694,000	5,286,458
		528,938,586
Consumer Finance - 1.0%
American Express Credit Corp. 1.3% 7/29/16	27,039,000	27,080,856
Discover Financial Services:
3.85% 11/21/22	13,529,000	12,736,052
5.2% 4/27/22	16,852,000	17,409,532
6.45% 6/12/17	16,773,000	18,930,075
Ford Motor Credit Co. LLC 1.7% 5/9/16	41,347,000	40,806,140
General Electric Capital Corp.:
1% 12/11/15	19,830,000	19,808,742
2.25% 11/9/15	18,930,000	19,377,335
2.95% 5/9/16	5,375,000	5,585,173
3.5% 6/29/15	5,553,000	5,808,494
4.625% 1/7/21	16,818,000	17,766,535
5.625% 9/15/17	3,505,000	3,961,284
5.625% 5/1/18	10,000,000	11,394,440
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
6% 8/7/19	$ 22,000,000	$ 25,314,564
HSBC U.S.A., Inc. 1.625% 1/16/18	21,531,000	20,854,173
Hyundai Capital America:
1.625% 10/2/15 (f)	7,826,000	7,821,594
1.875% 8/9/16 (f)	7,052,000	7,041,894
2.125% 10/2/17 (f)	8,655,000	8,441,992
2.875% 8/9/18 (f)	12,509,000	12,427,729
		282,566,604
Diversified Financial Services - 2.3%
Bank of America Corp.:
3.3% 1/11/23	63,450,000	58,519,808
3.875% 3/22/17	10,761,000	11,332,215
4.1% 7/24/23	26,666,000	26,179,239
5.65% 5/1/18	16,400,000	18,246,230
5.7% 1/24/22	23,000,000	25,333,603
5.75% 12/1/17	32,792,000	36,648,929
5.875% 1/5/21	5,000,000	5,564,115
6.5% 8/1/16	11,950,000	13,469,215
BP Capital Markets PLC 4.742% 3/11/21	12,000,000	12,847,728
Citigroup, Inc.:
3.375% 3/1/23	40,000,000	37,623,520
3.953% 6/15/16	21,787,000	23,090,887
4.05% 7/30/22	10,740,000	10,313,268
4.75% 5/19/15	40,390,000	42,776,080
6.125% 5/15/18	9,716,000	11,133,127
General Electric Capital Corp. 5.3% 2/11/21	19,600,000	21,134,504
JPMorgan Chase & Co.:
1.625% 5/15/18	26,730,000	25,564,786
3.15% 7/5/16	25,000,000	26,107,575
3.25% 9/23/22	53,888,000	50,342,655
4.25% 10/15/20	30,000,000	31,215,900
4.35% 8/15/21	52,137,000	54,056,007
4.5% 1/24/22	26,587,000	27,528,233
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	24,215,000	23,126,754
TECO Finance, Inc.:
4% 3/15/16	9,634,000	10,203,206
5.15% 3/15/20	11,097,000	12,036,916
		614,394,500
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 1.8%
Allstate Corp. 6.2% 5/16/14	$ 7,894,000	$ 8,197,177
American International Group, Inc.:
4.875% 9/15/16	15,786,000	17,212,360
4.875% 6/1/22	8,077,000	8,600,535
5.6% 10/18/16	24,154,000	26,828,162
Aon Corp.:
3.125% 5/27/16	20,350,000	21,221,774
3.5% 9/30/15	6,878,000	7,206,431
5% 9/30/20	5,687,000	6,187,894
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	6,189,760
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(h)	11,133,000	11,411,325
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	27,603,000	29,995,214
5.375% 3/15/17	546,000	598,733
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	23,174,000	24,342,248
6.5% 3/15/35 (f)	2,797,000	3,058,433
6.7% 8/15/16 (f)	6,494,000	7,347,416
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,043,102
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	11,809,000	12,258,451
MetLife, Inc.:
3.048% 12/15/22	21,302,000	20,153,396
4.75% 2/8/21	6,004,000	6,520,122
5% 6/15/15	813,000	871,827
6.75% 6/1/16	9,220,000	10,552,622
Metropolitan Life Global Funding I:
1.875% 6/22/18 (f)	22,959,000	22,356,900
3% 1/10/23 (f)	15,204,000	14,244,491
5.125% 6/10/14 (f)	8,554,000	8,858,548
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	10,230,000	11,722,874
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	11,401,000	15,773,740
Pacific LifeCorp:
5.125% 1/30/43 (f)	30,812,000	28,552,895
6% 2/10/20 (f)	17,699,000	19,764,137
Pricoa Global Funding I 1.6% 5/29/18 (f)	4,564,000	4,399,988
Prudential Financial, Inc.:
2.3% 8/15/18	3,901,000	3,890,549
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
4.5% 11/16/21	$ 12,469,000	$ 13,142,550
4.75% 9/17/15	13,500,000	14,519,871
5.8% 11/16/41	16,300,000	17,665,484
6.2% 11/15/40	7,705,000	8,784,609
7.375% 6/15/19	3,820,000	4,675,829
Symetra Financial Corp. 6.125% 4/1/16 (f)	11,250,000	12,048,716
Unum Group:
5.625% 9/15/20	18,528,000	20,145,476
5.75% 8/15/42	30,555,000	31,259,384
7.125% 9/30/16	1,654,000	1,886,772
		496,489,795
Real Estate Investment Trusts - 1.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	6,540,000	6,526,763
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	6,856,172
AvalonBay Communities, Inc. 5.375% 4/15/14	2,899,000	2,977,172
Boston Properties, Inc. 3.85% 2/1/23	27,063,000	26,233,303
BRE Properties, Inc. 5.5% 3/15/17	4,208,000	4,608,206
Camden Property Trust:
2.95% 12/15/22	9,284,000	8,393,906
5.375% 12/15/13	5,530,000	5,598,594
DDR Corp. 4.625% 7/15/22	16,238,000	16,256,560
Developers Diversified Realty Corp.:
4.75% 4/15/18	21,321,000	22,832,851
7.5% 4/1/17	9,638,000	11,182,509
9.625% 3/15/16	7,551,000	8,947,731
Duke Realty LP:
3.625% 4/15/23	22,930,000	20,942,726
3.875% 10/15/22	20,422,000	19,099,921
4.375% 6/15/22	13,477,000	13,127,178
5.4% 8/15/14	7,848,000	8,153,703
5.5% 3/1/16	10,207,000	11,063,571
5.95% 2/15/17	9,023,000	9,994,497
6.5% 1/15/18	12,019,000	13,706,251
6.75% 3/15/20	1,066,000	1,214,665
8.25% 8/15/19	5,060,000	6,215,350
Equity One, Inc.:
3.75% 11/15/22	30,646,000	28,538,015
5.375% 10/15/15	2,580,000	2,784,821
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.: - continued
6% 9/15/17	$ 4,090,000	$ 4,526,423
6.25% 1/15/17	3,237,000	3,575,461
Equity Residential 5.125% 3/15/16	8,850,000	9,664,660
Federal Realty Investment Trust:
5.9% 4/1/20	3,969,000	4,494,353
6.2% 1/15/17	1,491,000	1,677,606
Health Care REIT, Inc.:
2.25% 3/15/18	10,222,000	10,011,018
4.7% 9/15/17	3,736,000	4,037,488
HRPT Properties Trust:
5.75% 11/1/15	4,573,000	4,782,914
6.25% 6/15/17	861,000	910,199
6.65% 1/15/18	3,483,000	3,731,749
UDR, Inc. 5.5% 4/1/14	17,798,000	18,241,135
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,548,000	1,626,154
Washington REIT 5.25% 1/15/14	907,000	919,554
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,222,380
		327,675,559
Real Estate Management & Development - 1.8%
BioMed Realty LP:
3.85% 4/15/16	19,180,000	20,040,434
4.25% 7/15/22	10,332,000	9,940,810
6.125% 4/15/20	5,563,000	6,148,817
Brandywine Operating Partnership LP:
3.95% 2/15/23	24,708,000	23,112,530
4.95% 4/15/18	11,984,000	12,729,369
5.7% 5/1/17	6,890,000	7,539,851
7.5% 5/15/15	3,076,000	3,381,478
Colonial Properties Trust 5.5% 10/1/15	12,454,000	13,443,171
Colonial Realty LP 6.05% 9/1/16	3,862,000	4,292,748
Digital Realty Trust LP:
4.5% 7/15/15	7,544,000	7,916,809
5.25% 3/15/21	10,656,000	10,970,448
ERP Operating LP:
4.625% 12/15/21	31,142,000	32,513,774
4.75% 7/15/20	31,427,000	33,589,429
5.375% 8/1/16	4,428,000	4,906,600
5.75% 6/15/17	24,188,000	27,090,463
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP:
3.375% 6/15/23	$ 12,723,000	$ 11,573,375
4.125% 6/15/22	11,558,000	11,310,971
4.75% 10/1/20	17,245,000	17,981,137
5.125% 3/2/15	1,706,000	1,795,904
5.5% 12/15/16	4,865,000	5,357,625
6.625% 10/1/17	12,549,000	14,302,120
Mack-Cali Realty LP:
2.5% 12/15/17	17,302,000	16,869,969
3.15% 5/15/23	41,165,000	35,805,811
4.5% 4/18/22	7,126,000	6,977,195
7.75% 8/15/19	1,973,000	2,360,061
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,182,496
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	9,526,000	10,050,797
5.5% 1/15/14 (f)	4,958,000	5,049,792
5.7% 4/15/17 (f)	2,366,000	2,573,905
Reckson Operating Partnership LP 6% 3/31/16	1,066,000	1,155,732
Regency Centers LP:
4.95% 4/15/14	427,000	436,847
5.25% 8/1/15	10,361,000	11,090,528
5.875% 6/15/17	4,455,000	4,924,508
Simon Property Group LP:
2.75% 2/1/23	15,917,000	14,430,098
2.8% 1/30/17	4,731,000	4,852,308
4.125% 12/1/21	13,242,000	13,694,373
4.2% 2/1/15	5,265,000	5,471,272
5.1% 6/15/15	6,421,000	6,900,469
Tanger Properties LP:
6.125% 6/1/20	24,577,000	28,373,237
6.15% 11/15/15	9,801,000	10,869,260
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	15,576,000	15,085,481
4% 4/30/19	8,644,000	8,950,905
		490,042,907
TOTAL FINANCIALS		3,114,628,376
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 1.2%
Biotechnology - 0.2%
Amgen, Inc.:
5.15% 11/15/41	$ 23,000,000	$ 22,273,453
5.375% 5/15/43	20,000,000	19,959,640
Celgene Corp. 2.45% 10/15/15	1,728,000	1,775,155
		44,008,248
Health Care Providers & Services - 0.6%
Aetna, Inc.:
2.75% 11/15/22	12,207,000	11,105,477
4.125% 11/15/42	6,814,000	5,923,751
Coventry Health Care, Inc.:
5.95% 3/15/17	1,221,000	1,381,916
6.3% 8/15/14	2,529,000	2,657,428
Express Scripts Holding Co. 4.75% 11/15/21	31,840,000	33,724,673
Express Scripts, Inc. 3.125% 5/15/16	19,250,000	20,028,470
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,314,000	3,414,040
4.125% 9/15/20	11,062,000	11,365,386
UnitedHealth Group, Inc.:
1.625% 3/15/19	7,652,000	7,309,221
2.75% 2/15/23	4,066,000	3,733,340
2.875% 3/15/23	33,025,000	30,580,787
3.95% 10/15/42	5,569,000	4,800,690
WellPoint, Inc.:
3.3% 1/15/23	28,030,000	26,303,604
4.65% 1/15/43	8,456,000	7,785,304
		170,114,087
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.75% 11/6/17	24,562,000	24,183,917
2.9% 11/6/22	25,191,000	23,414,505
Pfizer, Inc. 6.2% 3/15/19	10,000,000	11,946,080
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	8,155,000	8,018,583
5% 8/15/14	2,028,000	2,102,389
Zoetis, Inc.:
1.875% 2/1/18 (f)	3,884,000	3,805,970
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.: - continued
3.25% 2/1/23 (f)	$ 33,171,000	$ 31,165,249
4.7% 2/1/43 (f)	9,502,000	8,900,951
		113,537,644
TOTAL HEALTH CARE		327,659,979
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	1,610,000	1,655,004
6.375% 6/1/19 (f)	9,485,000	10,807,731
United Technologies Corp. 4.5% 6/1/42	24,308,000	23,814,207
		36,276,942
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	863,898	933,010
6.648% 3/15/19	2,470,383	2,597,113
6.795% 2/2/20	238,731	247,981
6.9% 7/2/19	852,420	888,648
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	3,039,714	3,176,501
8.36% 1/20/19	6,601,019	7,063,090
		14,906,343
Industrial Conglomerates - 0.1%
General Electric Co.:
4.125% 10/9/42	18,878,000	17,142,942
5.25% 12/6/17	8,512,000	9,616,534
		26,759,476
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (h)	2,599,000	2,959,611
TOTAL INDUSTRIALS		80,902,372
INFORMATION TECHNOLOGY - 0.2%
Computers & Peripherals - 0.1%
Apple, Inc. 3.85% 5/4/43	44,083,000	37,504,009
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 8,642,000	$ 8,809,370
6.55% 10/1/17	3,075,000	3,514,836
		12,324,206
Office Electronics - 0.0%
Xerox Corp. 4.25% 2/15/15	1,037,000	1,081,574
TOTAL INFORMATION TECHNOLOGY		50,909,789
MATERIALS - 0.6%
Chemicals - 0.2%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	20,057,779
4.25% 11/15/20	10,672,000	11,088,261
4.375% 11/15/42	9,115,000	7,981,313
		39,127,353
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,557,000	2,872,562
Metals & Mining - 0.4%
Anglo American Capital PLC 9.375% 4/8/14 (f)	9,430,000	9,874,483
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	22,911,000	21,943,262
4.5% 8/13/23 (f)	33,800,000	33,009,114
Rio Tinto Finance (U.S.A.) PLC 2.5% 12/14/18	27,416,000	26,539,757
Vale Overseas Ltd.:
4.375% 1/11/22	22,000,000	20,431,180
6.25% 1/23/17	3,240,000	3,575,421
		115,373,217
TOTAL MATERIALS		157,373,132
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
4.3% 12/15/42	30,000,000	25,647,960
4.35% 6/15/45	11,383,000	9,670,154
5.35% 9/1/40	8,247,000	8,167,746
5.55% 8/15/41	37,000,000	37,697,080
6.3% 1/15/38	40,737,000	45,207,030
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
BellSouth Capital Funding Corp. 7.875% 2/15/30	$ 193,000	$ 234,187
CenturyLink, Inc.:
5.15% 6/15/17	1,983,000	2,067,278
6% 4/1/17	4,959,000	5,306,130
6.15% 9/15/19	12,036,000	12,517,440
Embarq Corp.:
7.082% 6/1/16	16,472,000	18,515,220
7.995% 6/1/36	7,935,000	8,115,720
Verizon Communications, Inc.:
3.85% 11/1/42	7,990,000	6,381,525
6.1% 4/15/18	23,353,000	26,928,975
6.35% 4/1/19	7,155,000	8,333,414
6.9% 4/15/38	18,370,000	21,763,858
		236,553,717
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	29,726,000	30,114,816
3.125% 7/16/22	16,205,000	14,592,246
3.625% 3/30/15	2,060,000	2,125,183
Vodafone Group PLC 5% 12/16/13	3,204,000	3,244,153
		50,076,398
TOTAL TELECOMMUNICATION SERVICES		286,630,115
UTILITIES - 2.3%
Electric Utilities - 1.4%
AmerenUE 6.4% 6/15/17	5,870,000	6,807,938
American Electric Power Co., Inc.:
1.65% 12/15/17	10,104,000	9,814,581
2.95% 12/15/22	9,568,000	8,733,632
Duke Capital LLC 5.668% 8/15/14	8,362,000	8,707,861
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	15,117,000	16,802,893
6.4% 9/15/20 (f)	26,489,000	30,300,449
Edison International 3.75% 9/15/17	9,811,000	10,294,378
FirstEnergy Corp.:
2.75% 3/15/18	21,400,000	20,509,739
4.25% 3/15/23	48,235,000	43,714,175
7.375% 11/15/31	36,314,000	36,623,504
FirstEnergy Solutions Corp. 6.05% 8/15/21	48,231,000	51,456,255
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
LG&E and KU Energy LLC:
2.125% 11/15/15	$ 11,341,000	$ 11,582,881
3.75% 11/15/20	2,232,000	2,243,334
Nevada Power Co. 6.5% 5/15/18	15,159,000	17,970,540
Northeast Utilities:
1.45% 5/1/18	7,067,000	6,800,878
2.8% 5/1/23	32,099,000	29,454,492
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,408,104
Pepco Holdings, Inc. 2.7% 10/1/15	10,408,000	10,675,194
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	14,466,600
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	42,952,623
Public Service Co. of Colorado 6.25% 9/1/37	3,400,000	4,257,018
Sierra Pacific Power Co. 5.45% 9/1/13	2,177,000	2,177,000
		391,754,069
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	2,827,000	3,188,808
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	6,950,410
		10,139,218
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	2,207,000	2,432,043
6.5% 5/1/18	6,905,000	7,848,548
PSEG Power LLC 2.75% 9/15/16	5,204,000	5,387,160
		15,667,751
Multi-Utilities - 0.8%
Ameren Illinois Co. 6.125% 11/15/17	289,000	332,229
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	5,881,000	6,753,311
Dominion Resources, Inc.:
2.5756% 9/30/66 (h)	53,958,000	50,257,398
7.5% 6/30/66 (h)	7,991,000	8,630,280
National Grid PLC 6.3% 8/1/16	17,348,000	19,618,940
NiSource Finance Corp.:
4.45% 12/1/21	8,962,000	9,168,556
5.25% 9/15/17	590,000	653,526
5.25% 2/15/43	23,297,000	22,398,411
5.4% 7/15/14	3,094,000	3,213,834
5.45% 9/15/20	1,330,000	1,461,778
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
5.8% 2/1/42	$ 11,523,000	$ 11,915,162
5.95% 6/15/41	21,763,000	23,078,247
6.4% 3/15/18	9,293,000	10,715,888
6.8% 1/15/19	6,774,000	7,927,152
Sempra Energy:
2.3% 4/1/17	24,264,000	24,532,360
2.875% 10/1/22	9,886,000	9,111,768
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	13,102,000	13,593,325
		223,362,165
TOTAL UTILITIES		640,923,203
TOTAL NONCONVERTIBLE BONDS (Cost $6,496,920,595)		6,660,612,876
U.S. Treasury Obligations - 30.3%

U.S. Treasury Bonds:
3.125% 2/15/43	470,850,000	420,454,454
3.625% 8/15/43	116,502,000	114,754,470
U.S. Treasury Notes:
0.25% 9/15/14	44,111,000	44,150,612
0.25% 8/15/15	261,587,000	260,779,743
0.375% 3/15/15	111,880,000	112,011,123
0.5% 7/31/17	7,780,000	7,561,188
0.875% 11/30/16	23,685,000	23,648,004
0.875% 4/30/17	662,014,000	656,169,740
0.875% 1/31/18	582,288,000	568,276,986
0.875% 7/31/19	206,188,000	193,816,720
1% 3/31/17	133,206,000	132,789,731
1% 5/31/18	458,315,000	446,749,879
1.375% 7/31/18 (e)	626,209,000	619,359,526
1.5% 8/31/18	1,922,908,000	1,910,889,825
1.75% 5/31/16	468,370,000	481,689,506
1.75% 5/15/23	25,110,000	22,905,041
1.875% 10/31/17	100,143,000	102,357,062
2% 2/15/23	174,193,000	163,374,047
U.S. Treasury Obligations - continued
	Principal Amount	Value
U.S. Treasury Notes: - continued
2.125% 8/31/20 (g)	$ 1,290,904,000	$ 1,280,819,458
2.375% 2/28/15	205,375,000	211,720,677
2.625% 12/31/14	330,308,000	340,746,393
3.125% 4/30/17	118,350,000	126,893,450
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,346,241,852)		8,241,917,635
U.S. Government Agency - Mortgage Securities - 9.4%

Fannie Mae - 7.5%
1.975% 10/1/33 (h)	131,382	136,446
1.983% 2/1/33 (h)	86,704	89,973
2.023% 7/1/35 (h)	35,459	36,638
2.031% 12/1/34 (h)	97,758	101,662
2.035% 3/1/35 (h)	80,109	83,494
2.053% 10/1/33 (h)	52,790	54,908
2.175% 3/1/35 (h)	15,104	15,566
2.303% 6/1/36 (h)	216,249	229,973
2.315% 10/1/35 (h)	86,668	90,716
2.332% 3/1/35 (h)	54,588	57,329
2.371% 12/1/33 (h)	3,074,289	3,249,154
2.378% 7/1/34 (h)	69,211	72,765
2.5% 2/1/28 to 8/1/43	70,799,870	66,926,436
2.528% 10/1/33 (h)	88,611	93,929
2.593% 11/1/36 (h)	659,996	703,969
2.613% 5/1/35 (h)	236,797	252,838
2.639% 7/1/35 (h)	213,682	225,449
2.753% 7/1/37 (h)	337,121	355,707
2.823% 9/1/36 (h)	992,082	1,062,148
3% 4/1/43 to 8/1/43	86,602,788	82,888,343
3% 9/1/43 (g)	14,500,000	13,862,226
3% 9/1/43 (g)	14,500,000	13,862,226
3% 9/1/43 (g)	9,600,000	9,177,750
3% 9/1/43 (g)	9,600,000	9,177,750
3% 9/1/43 (g)	38,400,000	36,710,999
3% 9/1/43 (g)	6,700,000	6,405,305
3% 9/1/43 (g)	19,200,000	18,355,500
3% 9/1/43 (g)	38,400,000	36,710,999
3.5% 12/1/40 to 8/1/43	850,999,175	839,848,962
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.5% 9/1/43 (g)	$ 15,800,000	$ 15,756,796
4% 5/1/39 to 4/1/41	2,846,036	2,941,120
4% 9/1/43 (g)	90,000,000	92,805,471
4% 9/1/43 (g)	16,900,000	17,426,805
4% 9/1/43 (g)	17,000,000	17,529,922
4% 9/1/43 (g)	17,000,000	17,529,922
4% 9/1/43 (g)	6,500,000	6,702,617
4% 9/1/43 (g)	7,100,000	7,321,320
4% 10/1/43 (g)	106,900,000	109,919,080
4.5% 9/1/43 (g)	134,000,000	141,370,013
4.5% 10/1/43 (g)	134,000,000	141,014,069
5% 5/1/23 to 9/1/25	1,381,749	1,473,807
5% 9/1/43	81,000,000	87,064,316
5% 10/1/43 (g)	81,000,000	86,868,150
5.5% 9/1/17 to 12/1/19	5,126,664	5,445,517
5.5% 9/1/43 (g)	54,400,000	59,058,000
5.5% 9/1/43 (g)	25,700,000	27,900,563
6% 3/1/22 to 7/1/41	24,927,446	27,471,234
6.5% 12/1/13 to 8/1/36	29,689,012	33,171,452
7% 9/1/18 to 6/1/33	166,998	192,499
7.5% 8/1/17 to 8/1/29	206,322	238,419
8.5% 5/1/21 to 9/1/25	9,886	11,531
9.5% 2/1/25	305	340
10.5% 8/1/20	2,968	3,429
12.5% 6/1/14 to 4/1/15	622	655
TOTAL FANNIE MAE		2,040,056,207
Freddie Mac - 0.3%
2.153% 4/1/35 (h)	1,007,546	1,058,027
2.404% 3/1/36 (h)	165,722	173,509
2.459% 1/1/35 (h)	69,255	73,353
2.5% 5/1/28 to 8/1/28	7,200,004	7,132,504
3% 1/1/43 to 2/1/43	23,611,113	22,529,462
3.023% 3/1/33 (h)	10,144	10,644
3.126% 10/1/35 (h)	282,580	301,839
3.16% 11/1/35 (h)	296,881	315,115
3.5% 2/1/32 to 6/1/43	39,946,147	39,325,824
4% 6/1/24 to 9/1/25	11,707,151	12,314,917
4.5% 7/1/25 to 12/1/40	1,017,284	1,077,144
5% 3/1/19 to 4/1/38	3,746,541	3,981,608
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.5% 9/1/34 to 5/1/40	$ 970,401	$ 1,051,320
6% 7/1/37 to 8/1/37	1,668,938	1,817,780
7.5% 8/1/14 to 1/1/33	39,028	45,591
8.5% 9/1/24 to 8/1/27	12,473	14,816
TOTAL FREDDIE MAC		91,223,453
Ginnie Mae - 1.6%
4% 1/15/25 to 8/15/43	325,413,003	338,768,246
4% 9/1/43 (g)	12,700,000	13,212,961
4.5% 2/20/41 to 3/20/41	2,957,065	3,150,429
5.5% 12/20/28 to 7/20/37	35,323,023	38,830,039
6% 6/15/36 to 9/15/40	29,963,109	33,287,365
7% 1/15/28 to 11/15/32	1,815,153	2,109,758
7.5% 3/15/28 to 10/15/28	3,803	4,473
8% 7/15/17 to 11/15/17	270,220	288,124
8.5% 10/15/21	10,538	12,096
11% 7/20/19 to 8/20/19	716	812
TOTAL GINNIE MAE		429,664,303
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,600,288,030)		2,560,943,963
Asset-Backed Securities - 0.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6541% 4/25/35 (h)	562,768	506,622
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8341% 3/25/34 (h)	323,241	301,811
Series 2005-HE2 Class M2, 0.8591% 4/25/35 (h)	13,408	13,360
Airspeed Ltd. Series 2007-1A Class C1, 2.6841% 6/15/32 (f)(h)	3,871,979	2,129,589
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	14,883,000	14,966,077
Series 2011-3 Class A2, 1.81% 5/15/16	15,410,000	15,526,099
Series 2012-1 Class A2, 1.44% 2/15/17	23,330,000	23,504,550
Series 2012-3 Class A2, 1.21% 6/15/17	23,260,000	23,321,220
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2341% 12/25/33 (h)	53,415	48,508
Series 2004-R2 Class M3, 1.0091% 4/25/34 (h)	79,175	47,733
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2005-R2 Class M1, 0.6341% 4/25/35 (h)	$ 1,278,657	$ 1,258,077
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (h)	40,480	37,727
Series 2004-W11 Class M2, 1.2341% 11/25/34 (h)	457,000	415,501
Series 2004-W7 Class M1, 1.0091% 5/25/34 (h)	1,310,000	1,217,955
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (h)	1,013,876	364,126
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0091% 4/25/34 (h)	1,786,829	1,687,616
Series 2006-HE2 Class M1, 0.5541% 3/25/36 (h)	30,368	468
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3091% 2/25/35 (h)	1,257,000	941,343
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.39% 12/20/17	28,030,000	28,026,488
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (h)	1,471,000	847,628
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (f)	6,621,544	6,618,689
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6391% 4/25/34 (h)	86,736	65,469
Series 2004-4 Class M2, 0.9791% 6/25/34 (h)	465,101	428,110
Fannie Mae Series 2004-T5 Class AB3, 0.9892% 5/28/35 (h)	31,732	28,825
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3591% 8/25/34 (h)	160,000	122,021
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0091% 3/25/34 (h)	14,284	11,799
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	53,380,000	53,276,955
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9191% 1/25/35 (h)	801,000	618,034
Class M4, 1.2041% 1/25/35 (h)	296,000	67,590
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (f)(h)	2,392,000	1,867,434
GE Business Loan Trust:
Series 2003-1 Class A, 0.6141% 4/15/31 (f)(h)	61,998	58,541
Series 2006-2A:
Class A, 0.3641% 11/15/34 (f)(h)	1,305,975	1,179,941
Class B, 0.4641% 11/15/34 (f)(h)	472,156	398,019
Class C, 0.5641% 11/15/34 (f)(h)	783,176	562,581
Class D, 0.9341% 11/15/34 (f)(h)	297,719	185,967
GSAMP Trust Series 2004-AR1 Class B4, 2.4259% 6/25/34 (f)(k)	384,545	29,062
Asset-Backed Securities - continued
	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7341% 9/25/46 (f)(h)	$ 1,007,647	$ 1,002,609
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5041% 8/25/33 (h)	297,562	286,864
Series 2003-3 Class M1, 1.4741% 8/25/33 (h)	502,882	459,328
Series 2003-5 Class A2, 0.8841% 12/25/33 (h)	27,804	24,945
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (h)	1,292,000	607,157
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4841% 7/25/36 (h)	178,000	9,085
Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (h)	1,255,000	1,220,287
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6061% 12/27/29 (h)	321,731	315,178
Series 2006-A Class 2C, 1.4261% 3/27/42 (h)	2,867,000	433,553
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (h)	443,968	8,476
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9341% 7/25/34 (h)	126,619	101,678
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1591% 7/25/34 (h)	430,233	371,891
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (h)	647,007	622,984
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (h)	2,121,068	1,959,777
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (h)	48,462	47,512
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (h)	326,000	303,730
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (h)	339,222	137,459
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6941% 9/25/35 (h)	1,164,000	989,706
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.661% 5/15/17 (h)	20,000,000	20,048,220
Ocala Funding LLC:
Series 2005-1A Class A, 1.6841% 3/20/10 (d)(f)(h)	317,000	0
Series 2006-1A Class A, 1.5841% 3/20/11 (d)(f)(h)	962,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (h)	435,000	365,382
Class M4, 1.6341% 9/25/34 (h)	558,000	168,109
Series 2005-WCH1 Class M4, 1.0141% 1/25/36 (h)	1,245,000	1,059,069
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (h)	4,173	3,881
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9791% 3/25/35 (h)	896,914	818,091
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2233% 6/15/33 (h)	945,569	719,915
Asset-Backed Securities - continued
	Principal Amount	Value
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9091% 9/25/34 (h)	$ 29,522	$ 20,347
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	271,129	271,558
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (h)	115,176	108,556
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8309% 4/6/42 (f)(h)	2,388,470	71,654
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0659% 10/25/44 (f)(h)	1,459,789	1,291,913
TOTAL ASSET-BACKED SECURITIES (Cost $202,890,775)		214,530,449
Collateralized Mortgage Obligations - 1.0%

Private Sponsor - 0.4%
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (f)(h)	2,260,461	2,269,257
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7441% 1/25/35 (h)	1,296,205	1,246,623
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6056% 10/25/34 (h)	443,216	439,447
Granite Master Issuer PLC:
floater:
Series 2005-4 Class C2, 1.2841% 12/20/54 (h)	178,650	156,676
Series 2006-1A:
Class A1, 0.2541% 12/20/54 (f)(h)	29,016,080	28,482,184
Class A5, 0.3241% 12/20/54 (f)(h)	19,115,112	18,763,394
Class C2, 1.3841% 12/20/54 (f)(h)	5,526,000	4,846,302
Series 2006-2:
Class A4, 0.2641% 12/20/54 (h)	8,658,262	8,498,950
Class C1, 1.1241% 12/20/54 (h)	4,563,000	4,001,751
Series 2006-3:
Class A3, 0.2641% 12/20/54 (h)	4,168,994	4,092,284
Class A7, 0.3841% 12/20/54 (h)	4,531,437	4,448,059
Class C2, 1.1841% 12/20/54 (h)	922,000	808,594
Series 2006-4:
Class A4, 0.2841% 12/20/54 (h)	13,291,267	13,046,708
Class B1, 0.3641% 12/20/54 (h)	3,812,000	3,520,382
Class C1, 0.9441% 12/20/54 (h)	2,331,000	2,044,287
Class M1, 0.5241% 12/20/54 (h)	1,006,000	907,915
Series 2007-1:
Class 1C1, 0.7841% 12/20/54 (h)	1,847,000	1,619,819
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC: - continued
floater:
Series 2007-1:
Class 1M1, 0.4841% 12/20/54 (h)	$ 1,238,000	$ 1,117,295
Class 2A1, 0.3241% 12/20/54 (h)	10,428,992	10,237,099
Class 2C1, 1.0441% 12/20/54 (h)	842,000	738,434
Class 2M1, 0.6841% 12/20/54 (h)	1,589,000	1,434,072
Series 2007-2 Class 2C1, 1.0441% 12/17/54 (h)	2,199,000	1,928,523
Series 2007-2 Class 3A1, 0.3641% 12/17/54 (h)	1,859,525	1,825,310
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7162% 1/20/44 (h)	365,737	348,957
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7827% 8/25/36 (h)	766,143	608,804
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (h)	505,196	376,567
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (h)	952,126	814,202
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4741% 7/25/35 (h)	1,344,957	1,291,060
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.535% 7/10/35 (f)(h)	629,037	580,232
Class B6, 3.035% 7/10/35 (f)(h)	587,639	548,616
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (f)(h)	27,482	27,189
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (h)	24,187	22,666
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5477% 4/25/33 (h)	106,667	105,433
TOTAL PRIVATE SPONSOR		121,197,091
U.S. Government Agency - 0.6%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4841% 5/25/35 (h)	4,493,163	4,504,742
Series 2006-50 Class BF, 0.5841% 6/25/36 (h)	5,651,129	5,687,008
Series 2006-82 Class F, 0.7541% 9/25/36 (h)	8,562,729	8,587,407
Series 2007-36 Class F, 0.4141% 4/25/37 (h)	6,996,404	7,006,423
Series 2011-37 Class FA, 0.6341% 5/25/41 (h)	21,718,248	21,781,894
Series 2011-40 Class DF, 0.6341% 5/25/41 (h)	16,206,640	16,277,008
Series 2013-62 Class FA, 0.4841% 6/25/43 (h)	26,402,161	26,363,218
floater sequential payer:
Series 2010-74 Class WF, 0.7841% 7/25/34 (h)	6,002,437	6,062,696
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
floater sequential payer:
Series 2012-120 Class FE 0.4841% 2/25/39 (h)	$ 11,816,782	$ 11,731,087
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	68,916	72,972
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	219,278	230,125
Series 2004-86 Class KC, 4.5% 5/25/19	96,408	98,180
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.6041% 4/15/41 (h)	11,441,999	11,455,614
Series 3830 Class FD, 0.5441% 3/15/41 (h)	29,246,202	29,399,043
floater sequential payer Series 2011-3969 Class AF, 0.6341% 10/15/33 (h)	12,869,596	12,905,970
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	237,862	250,959
Series 2363 Class PF, 6% 9/15/16	285,926	299,964
Series 2425 Class JH, 6% 3/15/17	243,578	258,454
TOTAL U.S. GOVERNMENT AGENCY		162,972,764
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $259,997,992)		284,169,855
Commercial Mortgage Securities - 5.7%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3471% 2/14/43 (h)(j)	684,115	20,511
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	375,751	376,205
Series 2006-2 Class AAB, 5.7116% 5/10/45 (h)	972,441	1,006,275
Series 2006-3 Class A4, 5.889% 7/10/44	23,709,101	25,978,868
Series 2006-5 Class A2, 5.317% 9/10/47	5,631,995	5,670,856
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,539,260
Series 2007-4 Class A3, 5.8103% 2/10/51 (h)	1,059,965	1,093,422
Series 2005-3 Class A3B, 5.09% 7/10/43 (h)	5,387,000	5,609,569
Series 2006-6 Class E, 5.619% 10/10/45 (f)	1,002,000	110,761
Series 2007-3:
Class A3, 5.5595% 6/10/49 (h)	2,896,000	2,904,239
Class A4, 5.5595% 6/10/49 (h)	3,615,000	4,003,406
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	3,797,000	4,117,098
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater 2006-BIX1 Class J, 0.7641% 10/15/19 (f)(h)	$ 241,079	$ 231,436
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0341% 12/25/33 (f)(h)	27,157	19,815
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (f)(h)	894,994	734,792
Class B1, 1.5841% 1/25/36 (f)(h)	52,156	11,062
Class M1, 0.6341% 1/25/36 (f)(h)	288,595	160,744
Class M2, 0.6541% 1/25/36 (f)(h)	58,415	30,665
Class M3, 0.6841% 1/25/36 (f)(h)	126,565	65,106
Class M4, 0.7941% 1/25/36 (f)(h)	47,288	22,915
Class M5, 0.8341% 1/25/36 (f)(h)	47,288	16,692
Class M6, 0.8841% 1/25/36 (f)(h)	50,070	15,020
Series 2006-3A Class M4, 0.6141% 10/25/36 (f)(h)	57,071	8,644
Series 2007-1 Class A2, 0.4541% 3/25/37 (f)(h)	623,568	407,420
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (f)(h)	1,277,989	985,888
Class A2, 0.5041% 7/25/37 (f)(h)	1,197,281	600,887
Class M1, 0.5541% 7/25/37 (f)(h)	366,855	100,854
Class M2, 0.5941% 7/25/37 (f)(h)	191,432	32,675
Class M3, 0.6741% 7/25/37 (f)(h)	193,433	19,464
Class M4, 0.8341% 7/25/37 (f)(h)	402,873	15,350
Class M5, 0.9341% 7/25/37 (f)(h)	120,257	3,848
Series 2007-3:
Class A2, 0.4741% 7/25/37 (f)(h)	537,978	336,063
Class M1, 0.4941% 7/25/37 (f)(h)	213,924	101,212
Class M2, 0.5241% 7/25/37 (f)(h)	228,056	66,399
Class M3, 0.5541% 7/25/37 (f)(h)	367,910	84,832
Class M4, 0.6841% 7/25/37 (f)(h)	645,671	130,906
Class M5, 0.7841% 7/25/37 (f)(h)	293,841	42,291
Class M6, 0.9841% 7/25/37 (f)(h)	194,219	23,597
Series 2007-4A:
Class M1, 1.1341% 9/25/37 (f)(h)	185,683	17,267
Class M2, 1.2341% 9/25/37 (f)(h)	185,683	14,288
Class M4, 1.7841% 9/25/37 (f)(h)	251,383	12,280
Series 2006-3A, Class IO, 3.8179% 10/25/36 (f)(h)(j)	14,502,401	335,100
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(h)(j)	6,314,863	442,039
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4341% 3/15/22 (f)(h)	554,000	526,333
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater Series 2007-BBA8:
Class E, 0.4841% 3/15/22 (f)(h)	$ 2,884,000	$ 2,682,305
Class F, 0.5341% 3/15/22 (f)(h)	1,770,000	1,610,820
Class G, 0.5841% 3/15/22 (f)(h)	364,000	323,986
Class H, 0.7341% 3/15/22 (f)(h)	554,000	480,637
Class J, 0.8841% 3/15/22 (f)(h)	554,000	468,175
sequential payer:
Series 2007-PW15 Class A4, 5.331% 2/11/44	10,000,000	10,859,300
Series 2007-PW16 Class A4, 5.7131% 6/11/40 (h)	2,484,000	2,790,742
Series 2007-PW18 Class A4, 5.7% 6/11/50	20,000,000	22,373,740
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,068,838	2,067,804
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (f)(h)(j)	16,362,889	28,100
Series 2006-T22 Class A4, 5.5802% 4/12/38 (h)	217,000	235,972
Series 2006-T24 Class X2, 0.4448% 10/12/41 (f)(h)(j)	2,564,789	1,098
Series 2007-PW18 Class X2, 0.3099% 6/11/50 (f)(h)(j)	112,196,825	745,997
Series 2007-T28 Class X2, 0.1575% 9/11/42 (f)(h)(j)	61,155,038	209,762
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (f)(h)	445,549	416,628
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	2,037,000	2,075,952
Class XCL, 1.198% 5/15/35 (f)(h)(j)	4,862,471	78,135
Citigroup Commercial Mortgage Trust:
Series 2007-C6 Class A2, 5.6962% 12/10/49 (h)	13,939	13,924
Series 2007-FL3A Class A2, 0.3241% 4/15/22 (f)(h)	91,781	91,151
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	98,501,000	107,753,593
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,688,000	1,724,022
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	5,202,000	312,021
Series 2007-C2 Class B, 5.617% 4/15/47 (h)	1,937,000	1,422,293
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0341% 4/15/17 (f)(h)	104,046	99,885
Series 2006-FL12 Class AJ, 0.3141% 12/15/20 (f)(h)	797,520	786,761
Series 2006-C8 Class XP, 0.4666% 12/10/46 (h)(j)	12,128,228	16,385
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	61,711,000	62,627,593
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (h)	$ 343,724	$ 342,114
Series 2007-C3 Class A4, 5.6829% 6/15/39 (h)	35,008,257	38,260,244
Series 2006-C5 Class ASP, 0.6595% 12/15/39 (h)(j)	8,508,568	15,230
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	19,378,000	21,571,396
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5341% 4/15/22 (f)(h)	6,186,000	5,593,449
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	553,637	555,548
Series 2001-CK6 Class AX, 1.1621% 8/15/36 (h)(j)	363,667	364
Series 2001-CKN5 Class AX, 0.6549% 9/15/34 (f)(h)(j)	560,070	315
Series 2006-C1 Class A3, 5.392% 2/15/39 (h)	4,237,612	4,297,575
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3341% 2/15/22 (f)(h)	656,000	648,833
Class C:
0.3541% 2/15/22 (f)(h)	1,521,000	1,495,850
0.4541% 2/15/22 (f)(h)	543,000	526,209
Class F, 0.5041% 2/15/22 (f)(h)	1,086,000	1,044,705
Series 2007-C1:
Class ASP, 0.3793% 2/15/40 (h)(j)	21,372,777	40,608
Class B, 5.487% 2/15/40 (f)(h)	2,651,000	388,875
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	61,848,705	67,966,222
Series 2001-1 Class X1, 2.0442% 5/15/33 (f)(h)(j)	790,649	10,217
Series 2007-C1 Class XP, 0.1582% 12/10/49 (h)(j)	19,294,885	23,424
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (f)(h)	652,000	641,745
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	16,142,000	17,718,944
Series 2006-GG7 Class A4, 5.8603% 7/10/38 (h)	4,635,000	5,089,068
Series 2007-GG11 Class A1, 0.2307% 12/10/49 (f)(h)(j)	26,712,514	89,888
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (f)(h)	3,226,196	3,228,190
Class C, 2.0056% 3/6/20 (f)(h)	1,781,000	1,785,559
Class D, 2.2018% 3/6/20 (f)(h)	7,692,000	7,712,107
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
floater Series 2007-EOP:
Class F, 2.6334% 3/6/20 (f)(h)	$ 146,000	$ 146,272
Class G, 2.7903% 3/6/20 (f)(h)	74,000	74,166
Class H, 3.3004% 3/6/20 (f)(h)	446,000	447,991
Class J, 4.0852% 3/6/20 (f)(h)	639,000	640,662
Series 2006-GG6:
Class A2, 5.506% 4/10/38	2,880,813	2,898,539
Class A3, 5.587% 4/10/38 (h)	20,000,000	20,631,560
GS Mortgage Securities Corp. Trust:
Series 2013- C, 2.974% 1/10/30 (f)	6,810,000	6,826,813
Series 2013-XA1, 1.331% 1/10/30 (f)(h)(j)	171,799,000	7,536,015
Series 2013-XB1, 0.6525% 1/10/30 (f)(h)(j)	120,531,000	3,235,438
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8:
Class A2, 5.479% 11/10/39	167,726	168,091
Class A4, 5.56% 11/10/39 (h)	5,900,000	6,455,214
Series 2007-GG10 Class A2, 5.778% 8/10/45	349,105	352,634
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3541% 11/15/18 (f)(h)	742,624	726,274
Class C, 0.3941% 11/15/18 (f)(h)	527,433	512,963
Class D, 0.4141% 11/15/18 (f)(h)	117,133	111,577
Class E, 0.4641% 11/15/18 (f)(h)	214,186	203,705
Class F, 0.5141% 11/15/18 (f)(h)	320,945	304,436
Class G, 0.5441% 11/15/18 (f)(h)	279,111	264,057
Class H, 0.6841% 11/15/18 (f)(h)	214,234	200,537
sequential payer:
Series 2006-CB14 Class A3B, 5.4893% 12/12/44 (h)	761,289	771,795
Series 2006-LDP9 Class A3, 5.336% 5/15/47	10,293,000	11,279,522
Series 2007-CB18 Class A4, 5.44% 6/12/47	15,745,000	17,265,117
Series 2007-CB19 Class A4, 5.711% 2/12/49 (h)	47,976,000	53,443,225
Series 2007-LD11:
Class A2, 5.7987% 6/15/49 (h)	2,261,583	2,315,352
Class A4, 5.8137% 6/15/49 (h)	100,895,368	112,383,617
Series 2007-LDPX Class A3, 5.42% 1/15/49	27,604,263	30,353,234
Series 2006-CB17 Class A3, 5.45% 12/12/43	142,833	142,622
Series 2006-LDP7 Class A4, 5.8629% 4/15/45 (h)	19,190,000	21,037,133
Series 2007-CB19:
Class B, 5.711% 2/12/49 (h)	148,000	57,034
Class C, 5.711% 2/12/49 (h)	388,000	79,478
Class D, 5.711% 2/12/49 (h)	407,000	45,767
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (h)	$ 143,000	$ 17,523
Class ES, 5.5357% 1/15/49 (f)(h)	896,000	10,951
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (h)	1,403,000	1,577,063
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	1,184	1,185
Series 2006-C6 Class A4, 5.372% 9/15/39	780,000	858,555
Series 2006-C7 Class A2, 5.3% 11/15/38	894,941	935,565
Series 2007-C1 Class A4, 5.424% 2/15/40	45,237,000	49,756,222
Series 2007-C2 Class A3, 5.43% 2/15/40	3,857,492	4,224,497
Series 2006-C6 Class XCP, 0.673% 9/15/39 (h)(j)	6,658,282	1,744
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (h)(j)	2,369,246	4,535
Series 2007-C6 Class A4, 5.858% 7/15/40 (h)	3,957,000	4,331,890
Series 2007-C7:
Class A3, 5.866% 9/15/45	57,910,969	63,485,653
Class XCP, 0.2714% 9/15/45 (h)(j)	105,141,476	403,218
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4141% 9/15/21 (f)(h)	555,142	549,459
Class E, 0.4741% 9/15/21 (f)(h)	2,003,583	1,963,039
Class F, 0.5241% 9/15/21 (f)(h)	4,709,782	4,567,377
Class G, 0.5441% 9/15/21 (f)(h)	8,942,386	8,582,581
Class H, 0.5841% 9/15/21 (f)(h)	492,207	462,558
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	21,143	21,127
Series 2005-LC1 Class F, 5.4193% 1/12/44 (f)(h)	1,509,000	1,327,683
Series 2006-C1 Class A2, 5.6376% 5/12/39 (h)	677,498	677,848
Series 2007-C1:
Class A3, 5.8499% 6/12/50 (h)	7,212,000	7,491,422
Class A4, 5.8499% 6/12/50 (h)	54,971,000	61,369,350
Series 2008-C1 Class A4, 5.69% 2/12/51	3,701,000	4,139,206
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.305% 12/12/49 (h)	88,846	88,687
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (h)	3,140,000	3,419,146
Class ASB, 5.133% 12/12/49 (h)	942,142	973,564
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	$ 60,914,000	$ 66,645,155
Series 2007-6:
Class A2, 5.331% 3/12/51	9,222,829	9,236,027
Class A4, 5.485% 3/12/51 (h)	24,350,000	26,669,557
Series 2007-7 Class A4, 5.7364% 6/12/50 (h)	6,069,000	6,741,639
Series 2007-9:
Class A2, 5.59% 9/12/49	1,649,500	1,652,995
Class A4, 5.7% 9/12/49	185,000	206,586
Class ASB, 5.644% 9/12/49	10,284,447	10,579,909
Series 2006-4 Class XP, 0.6175% 12/12/49 (h)(j)	22,524,743	186,167
Series 2007-6 Class B, 5.635% 3/12/51 (h)	1,734,000	379,815
Series 2007-7 Class B, 5.7364% 6/12/50 (h)	1,295,000	87,257
Series 2007-8 Class A3, 5.8968% 8/12/49 (h)	1,496,000	1,678,344
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.384% 7/15/19 (f)(h)	291,739	218,804
Series 2007-XLFA:
Class C, 0.344% 10/15/20 (f)(h)	6,487,000	6,324,955
Class D, 0.374% 10/15/20 (f)(h)	4,105,000	3,951,145
Class E, 0.434% 10/15/20 (f)(h)	8,181,000	7,710,756
Class F, 0.484% 10/15/20 (f)(h)	9,173,000	8,554,006
Class G, 0.524% 10/15/20 (f)(h)	505,000	465,873
Class H, 0.614% 10/15/20 (f)(h)	318,000	277,461
Class J, 0.764% 10/15/20 (f)(h)	183,596	70,229
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (h)	7,387,368	7,518,627
Series 2006-IQ11 Class A4, 5.682% 10/15/42 (h)	465,884	504,421
Series 2006-T23 Class A3, 5.8075% 8/12/41 (h)	885,000	885,580
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	2,601,000	2,871,525
Class AAB, 5.654% 4/15/49	3,704,053	3,724,862
Class B, 5.7275% 4/15/49 (h)	426,000	74,422
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (f)	1,892,053	2,049,661
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	245,000	96,781
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (f)(h)	1,242,579	1,143,172
Class G, 0.5441% 9/15/21 (f)(h)	1,452,000	1,335,840
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2006-WL7A:
Class J, 0.7841% 9/15/21 (f)(h)	$ 323,000	$ 274,550
Series 2007-WHL8:
Class F, 0.6641% 6/15/20 (f)(h)	3,844,000	3,429,840
Class LXR1, 0.8841% 6/15/20 (f)(h)	212,275	184,679
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	4,599,898	4,642,516
Series 2007-C30 Class A5, 5.342% 12/15/43	80,574,818	88,776,593
Series 2007-C31 Class A4, 5.509% 4/15/47	82,313,867	90,088,082
Series 2007-C32 Class A3, 5.7482% 6/15/49 (h)	69,892,000	78,082,930
Series 2007-C33:
Class A4, 5.9241% 2/15/51 (h)	75,012,848	81,855,670
Class A5, 5.9241% 2/15/51 (h)	12,818,000	14,445,412
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,799,641
Series 2005-C22:
Class B, 5.3802% 12/15/44 (h)	3,845,000	3,126,692
Class F, 5.3802% 12/15/44 (f)(h)	2,892,000	868,641
Series 2007-C30 Class XP, 0.4764% 12/15/43 (f)(h)(j)	14,036,864	34,302
Series 2007-C31 Class C, 5.6796% 4/15/47 (h)	4,147,000	2,886,706
Series 2007-C31A Class A2, 5.421% 4/15/47	8,726,795	8,738,585
Series 2007-C32:
Class D, 5.7482% 6/15/49 (h)	1,303,000	524,835
Class E, 5.7482% 6/15/49 (h)	2,054,000	634,550
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,392,119,985)		1,535,778,097
Municipal Securities - 1.8%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	5,700,000	5,803,512
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	4,580,000	5,742,541
5.25% 4/1/14	9,500,000	9,748,615
7.3% 10/1/39	39,940,000	49,907,826
7.5% 4/1/34	18,570,000	23,467,095
7.55% 4/1/39	31,130,000	40,292,182
7.6% 11/1/40	59,105,000	77,453,556
7.625% 3/1/40	9,470,000	12,323,406
Municipal Securities - continued
	Principal Amount	Value
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	$ 22,455,000	$ 24,946,158
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	118,750,000	104,184,125
Series 2010, 4.421% 1/1/15	9,780,000	10,109,684
Series 2010-1, 6.63% 2/1/35	21,560,000	21,270,880
Series 2010-3:
6.725% 4/1/35	31,715,000	31,575,137
7.35% 7/1/35	14,750,000	15,562,873
Series 2011:
5.665% 3/1/18	9,485,000	10,122,487
5.877% 3/1/19	41,520,000	44,565,492
TOTAL MUNICIPAL SECURITIES (Cost $516,524,133)		487,075,569
Foreign Government and Government Agency Obligations - 0.2%

Brazilian Federative Republic 5.625% 1/7/41	24,750,000	23,883,750
United Mexican States 4.75% 3/8/44	26,992,000	23,483,040
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $53,334,022)		47,366,790
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $2,054,424)	2,013,000	2,110,323
Fixed-Income Funds - 23.6%
	Shares
Fidelity Mortgage Backed Securities Central Fund (i) (Cost $6,365,061,973)	60,943,991	6,408,870,051
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 0.10% (a) (Cost $1,588,573,870)	1,588,573,870	1,588,573,870
Cash Equivalents - 1.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
0.04%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Treasury Obligations) #	$ 7,608,034	$ 7,608,000
0.05%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) # (b)	312,801,738	312,800,000
TOTAL CASH EQUIVALENTS (Cost $320,408,000)		320,408,000
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $28,144,415,651)		28,352,357,478
NET OTHER ASSETS (LIABILITIES) (c) - (4.3)%		(1,171,255,655)
NET ASSETS - 100%		$ 27,181,101,823
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 9/1/43	$ (64,300,000)	(61,471,803)
3% 9/1/43	(22,300,000)	(21,319,148)
3% 9/1/43	(6,700,000)	(6,405,305)
3% 9/1/43	(19,200,000)	(18,355,500)
3% 9/1/43	(38,400,000)	(36,710,999)
4% 9/1/43	(17,000,000)	(17,529,922)
4% 9/1/43	(17,000,000)	(17,529,922)
4% 9/1/43	(106,900,000)	(110,232,276)
4.5% 9/1/43	(134,000,000)	(141,370,013)
5% 9/1/43	(81,000,000)	(87,064,316)
TBA Sale Commitments - continued
	Principal Amount	Value
Fannie Mae - continued
5.5% 9/1/43	$ (25,700,000)	$ (27,900,563)
5.5% 9/1/43	(25,700,000)	(27,900,563)
TOTAL FANNIE MAE		(573,790,330)
Ginnie Mae
4% 9/1/43	(79,200,000)	(82,225,686)
4% 9/1/43	(69,300,000)	(71,947,475)
4% 9/1/43	(70,000,000)	(72,674,217)
4% 9/1/43	(16,900,000)	(17,545,632)
4% 9/1/43	(17,000,000)	(17,649,453)
4% 9/1/43	(12,700,000)	(13,185,179)
4% 9/1/43	(6,500,000)	(6,748,320)
4% 9/1/43	(7,100,000)	(7,371,241)
TOTAL GINNIE MAE		(289,347,203)
TOTAL TBA SALE COMMITMENTS (Proceeds $864,205,207)		$ (863,137,533)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Includes cash collateral of $700 from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $869,042,601 or 3.2% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(k) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$7,608,000 due 9/03/13 at 0.04%
BNP Paribas Securities Corp.	$ 3,955,929
Barclays Capital, Inc.	2,104,217
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,547,854
$ 7,608,000
$312,800,000 due 9/03/13 at 0.05%
Commerz Markets LLC	$ 312,800,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,056,134
Fidelity Mortgage Backed Securities Central Fund	129,268,672
Fidelity Specialized High Income Central Fund	2,094,380
Total	$ 134,419,186
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 6,396,627,110	$ 956,104,430	$ 646,291,784	$ 6,408,870,051	46.6%
Fidelity Specialized High Income Central Fund	219,103,955	2,036,690	223,175,012	-	0.0%
Total	$ 6,615,731,065	$ 958,141,120	$ 869,466,796	$ 6,408,870,051
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 6,660,612,876	$ -	$ 6,660,612,876	$ -
U.S. Government and Government Agency Obligations	8,241,917,635	-	8,241,917,635	-
U.S. Government Agency - Mortgage Securities	2,560,943,963	-	2,560,943,963	-
Asset-Backed Securities	214,530,449	-	208,138,425	6,392,024
Collateralized Mortgage Obligations	284,169,855	-	283,041,007	1,128,848
Commercial Mortgage Securities	1,535,778,097	-	1,535,046,397	731,700
Municipal Securities	487,075,569	-	487,075,569	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$ 47,366,790	$ -	$ 47,366,790	$ -
Bank Notes	2,110,323	-	2,110,323	-
Fixed-Income Funds	6,408,870,051	6,408,870,051	-	-
Money Market Funds	1,588,573,870	1,588,573,870	-	-
Cash Equivalents	320,408,000	-	320,408,000	-
Total Investments in Securities:	$ 28,352,357,478	$ 7,997,443,921	$ 20,346,660,985	$ 8,252,572
Other Financial Instruments:
TBA Sale Commitments	$ (863,137,533)	$ -	$ (863,137,533)	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013

Assets
Investment in securities, at value (including securities loaned of $305,620,158 and repurchase agreements of $320,408,000) - See accompanying schedule: Unaffiliated issuers (cost $20,190,779,808)	$ 20,354,913,557
Fidelity Central Funds (cost $7,953,635,843)	7,997,443,921
Total Investments (cost $28,144,415,651)		$ 28,352,357,478
Cash		20,290,364
Receivable for investments sold Regular delivery		3,233,268,765
Delayed delivery		347,120
Receivable for TBA sale commitments		864,205,207
Receivable for fund shares sold		10,757,212
Interest receivable		117,219,454
Distributions receivable from Fidelity Central Funds		166,503
Other receivables		25,905
Total assets		32,598,638,008

Liabilities
Payable for investments purchased Regular delivery	$ 2,904,272,433
Delayed delivery	1,318,011,915
TBA sale commitments, at value	863,137,533
Payable for fund shares redeemed	10,125,249
Accrued management fee	7,961,740
Other affiliated payables	1,226,615
Collateral on securities loaned, at value	312,800,700
Total liabilities		5,417,536,185

Net Assets		$ 27,181,101,823
Net Assets consist of:
Paid in capital		$ 27,216,499,760
Undistributed net investment income		77,732,466
Accumulated undistributed net realized gain (loss) on investments		(322,139,904)
Net unrealized appreciation (depreciation) on investments		209,009,501
Net Assets		$ 27,181,101,823

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2013

Series Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($14,142,872,196 ÷ 1,277,493,150 shares)	$ 11.07

Class F: Net Asset Value, offering price and redemption price per share ($13,038,229,627 ÷ 1,177,258,224 shares)	$ 11.08

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2013

Investment Income
Interest		$ 516,326,108
Income from Fidelity Central Funds		134,419,186
Total income		650,745,294

Expenses
Management fee	$ 89,833,888
Transfer agent fees	14,963,482
Independent trustees' compensation	95,256
Miscellaneous	59,207
Total expenses before reductions	104,951,833
Expense reductions	(1,119,342)	103,832,491
Net investment income (loss)		546,912,803
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,760,659)
Fidelity Central Funds	48,725,004
Total net realized gain (loss)		31,964,345
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,309,682,611)
Delayed delivery commitments	3,215,223
Total change in net unrealized appreciation (depreciation)		(1,306,467,388)
Net gain (loss)		(1,274,503,043)
Net increase (decrease) in net assets resulting from operations		$ (727,590,240)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 546,912,803	$ 618,324,435
Net realized gain (loss)	31,964,345	756,569,230
Change in net unrealized appreciation (depreciation)	(1,306,467,388)	141,301,662
Net increase (decrease) in net assets resulting from operations	(727,590,240)	1,516,195,327
Distributions to shareholders from net investment income	(520,329,628)	(658,178,697)
Distributions to shareholders from net realized gain	(915,114,160)	(387,600,029)
Total distributions	(1,435,443,788)	(1,045,778,726)
Share transactions - net increase (decrease)	5,229,285,534	2,065,983,526
Total increase (decrease) in net assets	3,066,251,506	2,536,400,127

Net Assets
Beginning of period	24,114,850,317	21,578,450,190
End of period (including undistributed net investment income of $77,732,466 and undistributed net investment income of $74,804,901, respectively)	$ 27,181,101,823	$ 24,114,850,317

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Series Investment Grade Bond

Years ended August 31,	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 11.83	$ 11.94	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.240	.321	.374	.432	.486
Net realized and unrealized gain (loss)	(.542)	.464	.206	.765	1.146
Total from investment operations	(.302)	.785	.580	1.197	1.632
Distributions from net investment income	(.229)	(.345)	(.357)	(.422)	(.332)
Distributions from net realized gain	(.449)	(.220)	(.333)	(.125)	(.010)
Total distributions	(.678)	(.565)	(.690)	(.547)	(.342)
Net asset value, end of period	$ 11.07	$ 12.05	$ 11.83	$ 11.94	$ 11.29
Total Return B, C	(2.67)%	6.87%	5.11%	10.90%	16.54%
Ratios to Average Net Assets E, H
Expenses before reductions	.46%	.46%	.47%	.48%	.50% A
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45% A
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45% A
Net investment income (loss)	2.09%	2.72%	3.23%	3.75%	5.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,142,872	$ 14,011,346	$ 15,646,684	$ 14,060,678	$ 11,881,921
Portfolio turnover rate F	215%	158%	213% I	109% I	156% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 8, 2008 (commencement of operations) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 11.84	$ 11.95	$ 11.30	$ 10.96
Income from Investment Operations
Net investment income (loss) D	.251	.332	.385	.442	.104
Net realized and unrealized gain (loss)	(.532)	.455	.207	.767	.323
Total from investment operations	(.281)	.787	.592	1.209	.427
Distributions from net investment income	(.240)	(.357)	(.369)	(.434)	(.087)
Distributions from net realized gain	(.449)	(.220)	(.333)	(.125)	-
Total distributions	(.689)	(.577)	(.702)	(.559)	(.087)
Net asset value, end of period	$ 11.08	$ 12.05	$ 11.84	$ 11.95	$ 11.30
Total Return B, C	(2.49)%	6.89%	5.22%	11.00%	3.91%
Ratios to Average Net Assets E, H
Expenses before reductions	.35%	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35% A
Net investment income (loss)	2.18%	2.82%	3.33%	3.85%	5.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,038,230	$ 10,103,504	$ 5,931,766	$ 2,207,408	$ 949
Portfolio turnover rate F	215%	158%	213% I	109% I	156% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of operations) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

1. Organization.

Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Investment Grade Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swaps

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), certain losses related to deflation adjustments

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

on U.S. Treasury inflation-indexed securities, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 642,990,099
Gross unrealized depreciation	(506,893,890)
Net unrealized appreciation (depreciation) on securities and other investments	$ 136,096,209

Tax Cost	$ 28,216,261,269

The tax-based components of distributable earnings as of period end were as follows:

Undistributed Ordinary Income	$ 11,207,923
Undistributed long-term capital gain	$ 136,125,090
Net unrealized appreciation (depreciation)	$ 137,163,883

The Fund intends to elect to defer to its fiscal year ending August 31, 2014 approximately $319,894,832 of capital losses recognized during the period November 1, 2012 to August 31, 2013.

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 968,344,645	$ 843,670,339
Long-term Capital Gains	467,099,143	202,108,387
Total	$ 1,435,443,788	$ 1,045,778,726

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments."

Annual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $5,338,075,052 and $2,596,021,254, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Investment Grade Bond. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Series Investment Grade Bond	$ 14,963,482.11

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $59,207 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $767,074.

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Series Investment Grade Bond	.45%	$ 1,107,896

Annual Report

8. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $11,446.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Series Investment Grade Bond	$ 275,637,809	$ 419,423,404
Class F	244,691,819	238,755,293
Total	$ 520,329,628	$ 658,178,697
From net realized gain
Series Investment Grade Bond	$ 516,511,318	$ 272,110,066
Class F	398,602,842	115,489,963
Total	$ 915,114,160	$ 387,600,029

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Series Investment Grade Bond
Shares sold	229,479,874	213,063,598	$ 2,640,091,672	$ 2,506,000,716
Reinvestment of distributions	68,189,424	58,996,485	792,149,127	691,533,410
Shares redeemed	(183,215,218)	(431,431,214)	(2,128,158,559)	(5,089,659,559)
Net increase (decrease)	114,454,080	(159,371,131)	$ 1,304,082,240	$ (1,892,125,433)
Class F
Shares sold	336,034,068	399,697,511	$ 3,882,889,942	$ 4,703,014,985
Reinvestment of distributions	55,411,913	30,151,010	643,294,661	354,245,316
Shares redeemed	(52,557,702)	(92,644,776)	(600,981,309)	(1,099,151,342)
Net increase (decrease)	338,888,279	337,203,745	$ 3,925,203,294	$ 3,958,108,959

Annual Report

Notes to Financial Statements - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Series Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Series Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Series Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity Series Investment Grade Bond Fund or 1-800-835-5092 for Class F.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013, $226,647,994, or, if subsequently determined to be different, the net capital gain of such year.

A total of 18.13% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LIG-ANN-1013
1.873109.104

Fidelity®

Investment Grade Bond

Fund

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Investment Grade Bond Fund	-2.08%	5.63%	4.45%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Investment Grade Bond Fund, a class of the fund, on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Investment-grade credit also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity® Investment Grade Bond Fund: For the year, the fund returned -2.08%, ahead of the Barclays index. Although the fund outperformed its benchmark, it was a difficult year for bond investors, with nearly all of the market's decline coming in the final four months of the period. In absolute terms, the biggest drag on performance was, by far, the fund's exposure to U.S. Treasury debt, which was held back by rising rates. Meanwhile, relative to the benchmark, the fund benefited from overweighting commercial mortgage-backed securities (CMBS) and, to a lesser extent, residential mortgage bonds. Security selection among CMBS and corporate bonds also helped, as did the fund's relatively high average cash position, whose roughly flat return provided some stability amid the bond market's decline. Conversely, ineffective yield-curve positioning detracted. Notable changes to the portfolio were to reduce exposure to the Treasury sector and fully liquidate its out-of-benchmark allocation to Treasury Inflation-Protected Securities (TIPS), which I thought had become overvalued in light of benign inflation trends. Meanwhile, I saw good potential among certain corporate bonds, and also periodically added to CMBS. Of final note, the fund's cash weighting increased, reflecting my desire to have investment capital ready to quickly take advantage of bond market opportunities as they emerged.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.78%
Actual		$ 1,000.00	$ 969.10	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class T	.79%
Actual		$ 1,000.00	$ 969.10	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class B	1.49%
Actual		$ 1,000.00	$ 965.70	$ 7.38
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.51%
Actual		$ 1,000.00	$ 965.60	$ 7.48
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 972.00	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 970.50	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Government and U.S. Government Agency Obligations 47.4%	U.S. Government and U.S. Government Agency Obligations 66.3%
AAA 1.3%	AAA 0.9%
AA 5.7%	AA 4.0%
A 11.3%	A 8.3%
BBB 20.0%	BBB 16.5%
BB and Below 6.6%	BB and Below 6.0%
Not Rated 0.1%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 7.6%	Short-Term Investments and Net Other Assets† (2.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2013
6 months ago
Years	6.7	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	5.3	5.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013 *	As of February 28, 2013 **
Corporate Bonds 32.3%	Corporate Bonds 26.4%
U.S. Government and U.S. Government Agency Obligations 47.4%	U.S. Government and U.S. Government Agency Obligations 66.3%
Asset-Backed Securities 0.3%	Asset-Backed Securities 0.3%
CMOs and Other Mortgage Related Securities 10.7%	CMOs and Other Mortgage Related Securities 7.6%
Municipal Bonds 1.6%	Municipal Bonds 1.4%
Other Investments 0.1%	Other Investments 0.2%
Short-Term Investments and Net Other Assets (Liabilities) 7.6%	Short-Term Investments and Net Other Assets (Liabilities)† (2.2)%

* Foreign investments	4.9%	** Foreign investments	2.5%
* Futures and Swaps	2.5%	** Futures and Swaps	(0.9)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.7%
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (f)	$ 633	$ 624
4.25% 6/15/23 (f)	4,447	4,360
5.75% 6/15/43 (f)	3,201	3,285
		8,269
Media - 2.6%
Comcast Corp.:
4.65% 7/15/42	17,095	16,265
5.15% 3/1/20	5,596	6,308
5.7% 5/15/18	6,385	7,399
6.5% 1/15/17	4,125	4,769
COX Communications, Inc. 3.25% 12/15/22 (f)	2,605	2,291
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	6,965
Discovery Communications LLC:
3.25% 4/1/23	954	885
4.875% 4/1/43	2,236	2,052
NBC Universal, Inc.:
5.15% 4/30/20	5,465	6,152
6.4% 4/30/40	5,000	5,951
News America Holdings, Inc. 7.75% 12/1/45	4,525	5,634
News America, Inc. 6.15% 2/15/41	13,033	14,288
Time Warner Cable, Inc.:
4% 9/1/21	25,810	24,211
4.5% 9/15/42	6,211	4,805
5.5% 9/1/41	2,866	2,438
5.85% 5/1/17	1,845	2,007
5.875% 11/15/40	1,461	1,308
6.75% 7/1/18	5,587	6,219
Time Warner, Inc.:
4.9% 6/15/42	15,000	14,122
6.2% 3/15/40	5,000	5,435
Viacom, Inc.:
2.5% 9/1/18	800	790
4.25% 9/1/23	13,340	13,170
		153,464
TOTAL CONSUMER DISCRETIONARY		161,733
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 1.7%
Beverages - 0.4%
Beam, Inc.:
1.75% 6/15/18	$ 3,441	$ 3,347
1.875% 5/15/17	1,038	1,035
3.25% 6/15/23	2,250	2,136
FBG Finance Ltd. 5.125% 6/15/15 (f)	5,189	5,566
Fortune Brands, Inc. 5.375% 1/15/16	470	512
Heineken NV:
1.4% 10/1/17 (f)	2,654	2,573
2.75% 4/1/23 (f)	2,773	2,498
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	3,930	3,936
		21,603
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	2,197	2,178
Food Products - 0.4%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,478	2,431
3.2% 1/25/23	2,882	2,686
4.65% 1/25/43	2,427	2,214
Kraft Foods, Inc.:
5.375% 2/10/20	6,990	7,799
6.125% 2/1/18	3,631	4,172
6.5% 8/11/17	4,718	5,459
		24,761
Tobacco - 0.9%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,244
4.25% 8/9/42	3,603	2,951
4.75% 5/5/21	6,000	6,344
9.25% 8/6/19	1,776	2,328
9.7% 11/10/18	2,882	3,772
Reynolds American, Inc.:
3.25% 11/1/22	14,892	13,593
4.75% 11/1/42	4,468	3,886
6.75% 6/15/17	7,156	8,235
7.25% 6/15/37	9,654	11,066
		55,419
TOTAL CONSUMER STAPLES		103,961
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 4.0%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (f)	$ 4,849	$ 4,904
5.35% 3/15/20 (f)	4,973	5,282
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,493
5% 10/1/21	3,162	3,334
FMC Technologies, Inc.:
2% 10/1/17	662	649
3.45% 10/1/22	1,200	1,139
National Oilwell Varco, Inc. 2.6% 12/1/22	15,600	14,385
Transocean, Inc. 5.05% 12/15/16	3,231	3,532
		39,718
Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp. 6.375% 9/15/17	21,602	24,972
Chevron Corp.:
2.427% 6/24/20	3,101	3,021
3.191% 6/24/23	7,822	7,573
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,162
3.875% 3/15/23	6,006	5,478
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,722
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,679
Nakilat, Inc. 6.067% 12/31/33 (f)	2,634	2,766
Petro-Canada 6.05% 5/15/18	1,963	2,273
Petrobras Global Finance BV:
4.375% 5/20/23	30,470	26,750
5.625% 5/20/43	6,485	5,203
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,842
5.375% 1/27/21	9,321	9,102
5.75% 1/20/20	4,534	4,589
Petroleos Mexicanos:
3.5% 1/30/23	7,893	7,064
4.875% 1/24/22	4,590	4,636
5.5% 6/27/44	38,697	33,570
6.5% 6/2/41	19,664	19,566
Phillips 66:
4.3% 4/1/22	4,638	4,678
5.875% 5/1/42	3,971	4,215
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	$ 777	$ 767
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,327
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,043
4.6% 6/15/21	1,124	1,148
Western Gas Partners LP 5.375% 6/1/21	6,237	6,727
Williams Partners LP 4.125% 11/15/20	1,029	1,033
		200,906
TOTAL ENERGY		240,624
FINANCIALS - 13.0%
Capital Markets - 1.8%
Goldman Sachs Group, Inc.:
2.9% 7/19/18	9,276	9,252
5.25% 7/27/21	5,652	6,028
5.75% 1/24/22	7,392	8,102
5.95% 1/18/18	4,817	5,383
6.75% 10/1/37	9,413	9,676
Lazard Group LLC:
6.85% 6/15/17	2,464	2,779
7.125% 5/15/15	7,737	8,396
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,588	2,624
Morgan Stanley:
2.125% 4/25/18	9,946	9,589
3.75% 2/25/23	8,227	7,799
4.875% 11/1/22	14,515	14,300
5.75% 1/25/21	7,597	8,374
6.625% 4/1/18	7,981	9,136
7.3% 5/13/19	4,777	5,647
		107,085
Commercial Banks - 2.2%
Bank of America NA 5.3% 3/15/17	3,698	4,030
Credit Suisse 6% 2/15/18	8,864	9,920
Discover Bank:
7% 4/15/20	6,703	7,853
8.7% 11/18/19	1,409	1,778
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
4.5% 6/1/18	$ 2,054	$ 2,196
8.25% 3/1/38	2,385	3,073
Fifth Third Capital Trust IV 6.5% 4/15/37 (j)	3,533	3,507
HBOS PLC 6.75% 5/21/18 (f)	3,056	3,337
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,872
JPMorgan Chase Bank 6% 10/1/17	5,986	6,790
KeyBank NA 6.95% 2/1/28	1,344	1,569
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,556
Regions Bank:
6.45% 6/26/37	9,230	9,582
7.5% 5/15/18	15,488	18,089
Regions Financial Corp.:
2% 5/15/18	6,934	6,624
5.75% 6/15/15	1,094	1,173
7.75% 11/10/14	4,705	5,063
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	8,465	8,129
6.125% 12/15/22	13,328	12,805
SunTrust Bank 2.75% 5/1/23	9,271	8,337
Wachovia Corp. 4.875% 2/15/14	4,283	4,365
		127,648
Consumer Finance - 0.6%
Discover Financial Services:
3.85% 11/21/22	4,866	4,581
5.2% 4/27/22	4,096	4,232
Ford Motor Credit Co. LLC 1.7% 5/9/16	9,051	8,933
General Electric Capital Corp. 1% 12/11/15	5,560	5,554
HSBC U.S.A., Inc. 1.625% 1/16/18	6,024	5,835
Hyundai Capital America:
1.625% 10/2/15 (f)	1,673	1,672
1.875% 8/9/16 (f)	1,594	1,592
2.125% 10/2/17 (f)	1,850	1,804
2.875% 8/9/18 (f)	2,827	2,809
		37,012
Diversified Financial Services - 2.6%
Bank of America Corp.:
3.3% 1/11/23	26,509	24,449
3.875% 3/22/17	3,343	3,520
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.: - continued
4.1% 7/24/23	$ 6,196	$ 6,083
5.65% 5/1/18	3,745	4,167
5.75% 12/1/17	9,833	10,990
6.5% 8/1/16	5,430	6,120
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,241
4.05% 7/30/22	2,865	2,751
4.5% 1/14/22	6,932	7,197
6.125% 5/15/18	3,326	3,811
JPMorgan Chase & Co.:
2% 8/15/17	3,500	3,475
3.2% 1/25/23	13,623	12,646
3.25% 9/23/22	25,741	24,047
4.35% 8/15/21	15,680	16,257
4.5% 1/24/22	4,927	5,101
4.95% 3/25/20	8,888	9,659
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	5,760	5,501
TECO Finance, Inc.:
4% 3/15/16	1,439	1,524
5.15% 3/15/20	2,067	2,242
		154,781
Insurance - 2.0%
American International Group, Inc.:
4.875% 9/15/16	3,411	3,719
4.875% 6/1/22	1,895	2,018
5.6% 10/18/16	5,665	6,292
Aon Corp.:
3.125% 5/27/16	4,835	5,042
5% 9/30/20	2,135	2,323
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,636
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(j)	10,398	10,658
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,350
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	5,273	5,539
6.7% 8/15/16 (f)	7,459	8,439
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,148
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	$ 2,736	$ 2,840
MetLife, Inc.:
1.756% 12/15/17 (d)	2,220	2,185
3.048% 12/15/22	4,547	4,302
6.75% 6/1/16	4,485	5,133
Metropolitan Life Global Funding I 3% 1/10/23 (f)	4,260	3,991
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	4,853	6,714
Pacific LifeCorp:
5.125% 1/30/43 (f)	8,278	7,671
6% 2/10/20 (f)	422	471
Prudential Financial, Inc.:
2.3% 8/15/18	877	875
4.5% 11/16/21	2,796	2,947
5.8% 11/16/41	3,662	3,969
6.2% 11/15/40	1,810	2,064
Symetra Financial Corp. 6.125% 4/1/16 (f)	4,900	5,248
Unum Group:
5.625% 9/15/20	4,155	4,518
5.75% 8/15/42	6,816	6,973
		120,065
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,472
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,741
Boston Properties, Inc. 3.85% 2/1/23	5,875	5,695
Camden Property Trust:
2.95% 12/15/22	2,605	2,355
5.375% 12/15/13	1,818	1,841
DDR Corp. 4.625% 7/15/22	9,008	9,018
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,483	4,801
7.5% 4/1/17	2,623	3,043
9.625% 3/15/16	5,988	7,096
Duke Realty LP:
3.625% 4/15/23	3,352	3,061
3.875% 10/15/22	9,433	8,822
4.375% 6/15/22	2,822	2,749
5.4% 8/15/14	5,369	5,578
5.5% 3/1/16	5,038	5,461
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.95% 2/15/17	$ 1,536	$ 1,701
6.5% 1/15/18	5,065	5,776
Equity One, Inc.:
3.75% 11/15/22	12,000	11,175
5.375% 10/15/15	585	631
6% 9/15/17	3,423	3,788
6.25% 1/15/17	2,422	2,675
Federal Realty Investment Trust:
5.9% 4/1/20	1,389	1,573
6.2% 1/15/17	1,215	1,367
Health Care REIT, Inc.:
2.25% 3/15/18	2,776	2,719
4.7% 9/15/17	832	899
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,094
6.65% 1/15/18	2,600	2,786
UDR, Inc. 5.5% 4/1/14	6,383	6,542
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,824
Weingarten Realty Investors 3.375% 10/15/22	990	902
		109,185
Real Estate Management & Development - 2.0%
BioMed Realty LP:
3.85% 4/15/16	5,000	5,224
4.25% 7/15/22	2,226	2,142
6.125% 4/15/20	1,872	2,069
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	13,676
4.95% 4/15/18	3,078	3,269
5.7% 5/1/17	2,243	2,455
7.5% 5/15/15	805	885
Colonial Properties Trust 5.5% 10/1/15	5,995	6,471
Colonial Realty LP 6.05% 9/1/16	4,436	4,931
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,799
ERP Operating LP:
4.625% 12/15/21	7,320	7,642
5.75% 6/15/17	1,259	1,410
Liberty Property LP:
3.375% 6/15/23	3,567	3,245
4.125% 6/15/22	2,421	2,369
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.5% 12/15/16	$ 3,158	$ 3,478
6.625% 10/1/17	3,709	4,227
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,467
3.15% 5/15/23	7,757	6,747
4.5% 4/18/22	1,473	1,442
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,000
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	6,741	7,112
5.5% 1/15/14 (f)	4,505	4,588
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,327
Regency Centers LP 5.25% 8/1/15	2,315	2,478
Simon Property Group LP 2.75% 2/1/23	4,461	4,044
Tanger Properties LP:
6.125% 6/1/20	4,725	5,455
6.15% 11/15/15	9,117	10,111
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,367	4,229
4% 4/30/19	2,018	2,090
		121,382
TOTAL FINANCIALS		777,158
HEALTH CARE - 1.4%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 11/15/41	9,277	8,984
5.375% 5/15/43	1,536	1,533
5.65% 6/15/42	3,922	4,035
		14,552
Health Care Providers & Services - 0.8%
Aetna, Inc.:
1.5% 11/15/17	721	699
2.75% 11/15/22	2,908	2,646
4.125% 11/15/42	1,623	1,411
Express Scripts Holding Co.:
3.5% 11/15/16	7,074	7,467
4.75% 11/15/21	5,135	5,439
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc. 3.125% 5/15/16	$ 4,472	$ 4,653
UnitedHealth Group, Inc.:
1.625% 3/15/19	2,021	1,930
2.75% 2/15/23	865	794
2.875% 3/15/23	8,722	8,076
3.95% 10/15/42	1,185	1,022
WellPoint, Inc.:
3.3% 1/15/23	12,512	11,741
4.65% 1/15/43	1,899	1,748
		47,626
Pharmaceuticals - 0.3%
AbbVie, Inc.:
1.75% 11/6/17	6,181	6,086
2.9% 11/6/22	6,340	5,893
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,712
Zoetis, Inc.:
1.875% 2/1/18 (f)	1,077	1,055
3.25% 2/1/23 (f)	2,627	2,468
4.7% 2/1/43 (f)	2,636	2,469
		19,683
TOTAL HEALTH CARE		81,861
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	992	1,072
6.795% 2/2/20	205	213
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,647	1,721
8.36% 1/20/19	6,080	6,506
		9,512
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	4,033	3,662
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (j)	2,984	3,398
TOTAL INDUSTRIALS		16,572
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 4,695	$ 4,786
6.55% 10/1/17	2,421	2,767
		7,553
MATERIALS - 0.7%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,654	4,722
4.25% 11/15/20	2,512	2,610
4.375% 11/15/42	2,291	2,006
		9,338
Metals & Mining - 0.6%
Barrick Gold Corp.:
3.85% 4/1/22	2,628	2,322
4.1% 5/1/23 (f)	19,301	16,928
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	5,087	4,872
4.5% 8/13/23 (f)	8,000	7,813
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23 (f)	3,347	2,980
		34,915
TOTAL MATERIALS		44,253
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
4.35% 6/15/45	9,588	8,145
5.35% 9/1/40	3,156	3,126
5.55% 8/15/41	28,351	28,885
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	269
CenturyLink, Inc.:
5.15% 6/15/17	528	550
6% 4/1/17	1,320	1,412
6.15% 9/15/19	3,260	3,390
Embarq Corp.:
7.082% 6/1/16	4,231	4,756
7.995% 6/1/36	11,427	11,687
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
3.85% 11/1/42	$ 2,014	$ 1,609
6.1% 4/15/18	6,019	6,941
		70,770
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	6,904	6,994
3.125% 7/16/22	3,499	3,151
		10,145
TOTAL TELECOMMUNICATION SERVICES		80,915
UTILITIES - 2.7%
Electric Utilities - 1.5%
American Electric Power Co., Inc.:
1.65% 12/15/17	2,834	2,753
2.95% 12/15/22	2,683	2,449
Duke Capital LLC 5.668% 8/15/14	6,310	6,571
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	3,443	3,827
6.4% 9/15/20 (f)	9,167	10,486
Edison International 3.75% 9/15/17	3,716	3,899
FirstEnergy Corp.:
2.75% 3/15/18	5,577	5,345
4.25% 3/15/23	9,775	8,859
7.375% 11/15/31	9,449	9,530
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	9,690
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,321
Northeast Utilities:
1.45% 5/1/18	1,747	1,681
2.8% 5/1/23	7,934	7,280
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,521
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	4,043
PPL Capital Funding, Inc. 3.4% 6/1/23	3,758	3,514
		89,769
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	$ 2,894	$ 3,264
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,578
		4,842
Independent Power Producers & Energy Traders - 0.2%
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,792
6.5% 5/1/18	5,351	6,082
PSEG Power LLC 2.75% 9/15/16	1,192	1,234
		10,108
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
2.5756% 9/30/66 (j)	9,703	9,038
7.5% 6/30/66 (j)	3,654	3,946
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,156
5.25% 2/15/43	5,352	5,146
5.4% 7/15/14	1,393	1,447
5.45% 9/15/20	1,461	1,606
5.8% 2/1/42	2,709	2,801
5.95% 6/15/41	4,935	5,233
6.4% 3/15/18	4,529	5,222
Sempra Energy:
2.3% 4/1/17	5,159	5,216
2.875% 10/1/22	7,893	7,275
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	4,001	4,151
		53,237
TOTAL UTILITIES		157,956
TOTAL NONCONVERTIBLE BONDS (Cost $1,680,566)		1,672,586
U.S. Treasury Obligations - 16.4%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bonds 3.625% 8/15/43	$ 145,327	$ 143,147
U.S. Treasury Notes:
0.375% 1/15/16 (h)	472,219	470,337
0.5% 6/15/16	144,065	143,255
0.875% 1/31/18 (i)	142,555	139,125
1% 5/31/18	25,545	24,900
1.375% 7/31/18 (e)	13,812	13,661
1.5% 8/31/18	42,416	42,151
2% 2/15/23	7	7
2.125% 8/31/20 (g)	6	6
TOTAL U.S. TREASURY OBLIGATIONS (Cost $978,539)		976,589
U.S. Government Agency - Mortgage Securities - 14.7%

Fannie Mae - 8.7%
2.303% 6/1/36 (j)	133	141
2.5% 2/1/28 to 7/1/43	20,652	20,087
2.7% 2/1/35 (j)	2,170	2,316
2.753% 7/1/37 (j)	238	251
3% 4/1/27 to 8/1/43	58,395	56,289
3% 9/1/28 (g)	2,900	2,961
3% 9/1/43 (g)	6,700	6,405
3% 9/1/43 (g)	6,700	6,405
3% 9/1/43 (g)	4,400	4,206
3% 9/1/43 (g)	4,400	4,206
3% 9/1/43 (g)	17,900	17,113
3% 9/1/43 (g)	8,800	8,413
3% 9/1/43 (g)	15,700	15,009
3% 9/1/43 (g)	2,200	2,103
3.5% 1/1/26 to 7/1/43	160,210	158,301
3.5% 9/1/28 (g)	7,700	8,037
3.5% 9/1/43 (g)	1,400	1,396
3.5% 9/1/43 (g)	7,200	7,180
4% 2/1/35 to 7/1/42	48,145	49,557
4% 9/1/43 (g)	8,900	9,177
4% 9/1/43 (g)	7,700	7,940
4% 9/1/43 (g)	7,700	7,940
4% 9/1/43 (g)	4,100	4,228
4% 9/1/43 (g)	4,400	4,537
4.5% 12/1/23 to 10/1/41	28,501	30,137
4.5% 9/1/43 (g)	13,100	13,821
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 9/1/43 (g)	$ 2,100	$ 2,216
5% 10/1/21 to 9/1/25	1,310	1,398
5% 9/1/43 (g)	5,400	5,804
5.5% 7/1/28 to 10/1/37	18,099	19,696
5.5% 9/1/43 (g)	6,900	7,491
5.5% 9/1/43 (g)	900	977
6% 3/1/22 to 7/1/41	14,640	16,135
6.5% 7/1/32 to 8/1/36	14,060	15,716
TOTAL FANNIE MAE		517,589
Freddie Mac - 2.8%
2.5% 8/1/28	4,600	4,557
3% 8/1/42 to 2/1/43	8,973	8,565
3.126% 10/1/35 (j)	173	185
3.5% 1/1/26 to 6/1/43	101,541	99,976
4% 6/1/24 to 4/1/42	16,553	17,148
4.5% 7/1/25 to 10/1/41	21,431	22,656
5% 9/1/39 to 3/1/41	8,478	9,153
5.5% 11/1/33 to 8/1/38	466	504
6% 7/1/37 to 8/1/37	1,497	1,631
6.5% 9/1/39	1,952	2,160
TOTAL FREDDIE MAC		166,535
Ginnie Mae - 3.2%
3% 8/20/42 to 9/20/42	28,865	27,931
3.5% 3/15/42 to 10/20/42	16,747	16,865
3.5% 9/1/43 (g)	10,200	10,277
4% 1/15/25 to 8/15/43	55,062	57,534
4% 9/1/43 (g)	6,600	6,867
4.5% 5/15/39 to 4/15/41	25,483	27,205
5% 10/20/39 to 9/15/41	34,986	37,945
5.5% 12/20/28 to 9/15/38	5,127	5,649
6% 9/20/38	2,915	3,205
TOTAL GINNIE MAE		193,478
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $895,955)		877,602
Asset-Backed Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6541% 4/25/35 (j)	$ 421	$ 379
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8341% 3/25/34 (j)	169	157
Series 2005-HE2 Class M2, 0.8591% 4/25/35 (j)	10	10
Airspeed Ltd. Series 2007-1A Class C1, 2.6841% 6/15/32 (f)(j)	5,572	3,065
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2341% 12/25/33 (j)	41	38
Series 2004-R2 Class M3, 1.0091% 4/25/34 (j)	61	37
Series 2005-R2 Class M1, 0.6341% 4/25/35 (j)	958	943
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (j)	30	28
Series 2004-W7 Class M1, 1.0091% 5/25/34 (j)	808	751
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (j)	787	283
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (f)(j)	293	245
Class C, 1.2841% 7/20/39 (f)(j)	456	20
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (j)	1,140	657
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.44% 3/25/32 (MGIC Investment Corp. Insured) (j)	16	8
Series 2004-3 Class M4, 1.6391% 4/25/34 (j)	66	50
Series 2004-4 Class M2, 0.9791% 6/25/34 (j)	349	321
Fannie Mae Series 2004-T5 Class AB3, 0.9892% 5/28/35 (j)	25	22
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3591% 8/25/34 (j)	231	176
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0091% 3/25/34 (j)	10	8
Fremont Home Loan Trust Series 2005-A Class M4, 1.2041% 1/25/35 (j)	231	53
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (f)(j)	2,174	1,697
GE Business Loan Trust:
Series 2003-1 Class A, 0.6141% 4/15/31 (f)(j)	48	45
Series 2006-2A:
Class A, 0.3641% 11/15/34 (f)(j)	761	688
Class B, 0.4641% 11/15/34 (f)(j)	276	232
Class C, 0.5641% 11/15/34 (f)(j)	456	328
Class D, 0.9341% 11/15/34 (f)(j)	218	136
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust Series 2004-AR1 Class B4, 2.4259% 6/25/34 (d)(f)	$ 259	$ 20
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7341% 9/25/46 (f)(j)	980	975
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5041% 8/25/33 (j)	156	150
Series 2003-3 Class M1, 1.4741% 8/25/33 (j)	377	345
Series 2003-5 Class A2, 0.8841% 12/25/33 (j)	21	19
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (j)	913	429
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (j)	913	888
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6061% 12/27/29 (j)	241	236
Series 2006-A Class 2C, 1.4261% 3/27/42 (j)	1,605	243
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (j)	344	7
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9341% 7/25/34 (j)	66	53
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1591% 7/25/34 (j)	240	208
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (j)	457	440
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (j)	1,340	1,238
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (j)	36	36
Series 2004-NC8 Class M6, 2.0591% 9/25/34 (j)	79	51
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (j)	253	236
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (j)	264	107
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6941% 9/25/35 (j)	903	768
Ocala Funding LLC:
Series 2005-1A Class A, 1.6841% 3/20/10 (c)(f)(j)	449	0
Series 2006-1A Class A, 1.5841% 3/20/11 (c)(f)(j)	933	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (j)	337	283
Class M4, 1.6341% 9/25/34 (j)	433	130
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (j)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2233% 6/15/33 (j)	730	556
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9091% 9/25/34 (j)	42	29
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	141	142
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (j)	$ 18	$ 17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8309% 4/6/42 (f)(j)	1,754	53
TOTAL ASSET-BACKED SECURITIES (Cost $17,212)		18,039
Collateralized Mortgage Obligations - 4.7%

Private Sponsor - 0.2%
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (f)	319	319
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6056% 10/25/34 (j)	509	505
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3641% 12/20/54 (j)	2,694	2,488
Class M1, 0.5241% 12/20/54 (j)	710	641
Series 2007-1:
Class 1M1, 0.4841% 12/20/54 (j)	894	807
Class 2M1, 0.6841% 12/20/54 (j)	1,148	1,036
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7162% 1/20/44 (j)	341	326
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7827% 8/25/36 (j)	880	699
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (j)	379	283
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (j)	673	576
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4741% 7/25/35 (j)	1,008	968
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.535% 7/10/35 (f)(j)	404	373
Class B6, 3.035% 7/10/35 (f)(j)	535	500
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (f)(j)	18	18
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (j)	19	18
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5477% 4/25/33 (j)	122	121
TOTAL PRIVATE SPONSOR		9,678
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 4.5%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.5841% 6/25/37 (j)	$ 11,672	$ 11,658
Series 2007-85 Class FL, 0.7241% 9/25/37 (j)	4,549	4,574
Series 2007-89 Class FT, 0.7541% 9/25/37 (j)	3,381	3,408
Series 2012-110 Class JF, 0.6341% 10/25/42 (j)	6,873	6,845
Series 2012-122 Class LF, 0.5841% 11/25/42 (j)	32,964	33,143
Series 2012-93 Class FE, 0.5841% 9/25/42 (j)	18,415	18,387
Series 2013-44 Class FA, 0.44% 5/25/43 (j)	22,857	22,804
floater planned amortization class:
Series 2012-128 Class VF, 0.4341% 6/25/42 (j)	20,780	20,828
Series 2012-111 Class NF, 0.5341% 5/25/42 (j)	4,254	4,255
Series 2012-113 Class PF, 0.5341% 10/25/40 (j)	10,823	10,835
Series 2012-128 Class YF, 0.4841% 6/25/42 (j)	19,355	19,429
floater sequential payer:
Series 2012-101 Class FB, 0.6341% 5/25/39 (j)	16,090	16,191
Series 2012-111 Class JF 0.5841% 7/25/40 (j)	494	495
Freddie Mac:
floater:
Series 3349 Class FE, 0.6741% 7/15/37 (j)	4,241	4,264
Series 3376 Class FA, 0.7841% 10/15/37 (j)	4,172	4,206
Series 4087 Class FB, 0.6541% 7/15/42 (j)	35,351	35,282
floater planned amortization class Series 4094 Class BF, 0.5841% 8/15/32 (j)	6,002	6,020
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.6719% 10/16/40 (j)	6,222	6,224
Series 2012-113 Class FJ, 0.4341% 1/20/42 (j)	7,736	7,751
Series 2012-48 Class FA, 0.5419% 4/16/42 (j)	10,816	10,813
Series 2012-75 Class FA, 0.6341% 6/20/42 (j)	10,175	10,237
Series 2012-76 Class GF 0.4919% 6/16/42 (j)	2,172	2,171
Series 2012-93 Class NF, 0.5841% 7/20/42 (j)	6,513	6,502
floater sequential payer Series 2010-113 Class JF, 0.5841% 3/20/38 (j)	5,120	5,141
TOTAL U.S. GOVERNMENT AGENCY		271,463
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $276,981)		281,141
Commercial Mortgage Securities - 10.5%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3471% 2/14/43 (j)(l)	$ 541	$ 16
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	237	238
Series 2006-2 Class AAB, 5.7116% 5/10/45 (j)	615	636
Series 2006-3 Class A4, 5.889% 7/10/44	4,730	5,183
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,235
Series 2007-4 Class A3, 5.8103% 2/10/51 (j)	669	691
Series 2005-3 Class A3B, 5.09% 7/10/43 (j)	3,402	3,543
Series 2006-6 Class E, 5.619% 10/10/45 (f)	633	70
Series 2007-3:
Class A3, 5.5595% 6/10/49 (j)	1,828	1,833
Class A4, 5.5595% 6/10/49 (j)	2,283	2,528
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0341% 12/25/33 (f)(j)	39	28
Series 2005-3A:
Class A2, 0.5841% 11/25/35 (f)(j)	274	231
Class M1, 0.6241% 11/25/35 (f)(j)	74	51
Class M2, 0.6741% 11/25/35 (f)(j)	55	38
Class M3, 0.6941% 11/25/35 (f)(j)	49	34
Class M4, 0.7841% 11/25/35 (f)(j)	62	39
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (f)(j)	695	570
Class B1, 1.5841% 1/25/36 (f)(j)	75	16
Class M1, 0.6341% 1/25/36 (f)(j)	224	125
Class M2, 0.6541% 1/25/36 (f)(j)	84	44
Class M3, 0.6841% 1/25/36 (f)(j)	123	63
Class M4, 0.7941% 1/25/36 (f)(j)	68	33
Class M5, 0.8341% 1/25/36 (f)(j)	68	24
Class M6, 0.8841% 1/25/36 (f)(j)	72	22
Series 2006-1:
Class A2, 0.5441% 4/25/36 (f)(j)	133	109
Class M1, 0.5641% 4/25/36 (f)(j)	81	57
Class M2, 0.5841% 4/25/36 (f)(j)	86	58
Class M3, 0.6041% 4/25/36 (f)(j)	74	47
Class M4, 0.7041% 4/25/36 (f)(j)	42	25
Class M5, 0.7441% 4/25/36 (f)(j)	40	22
Class M6, 0.8241% 4/25/36 (f)(j)	81	36
Series 2006-2A:
Class M1, 0.4941% 7/25/36 (f)(j)	126	76
Class M2, 0.5141% 7/25/36 (f)(j)	89	52
Class M3, 0.5341% 7/25/36 (f)(j)	74	34
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A: - continued
Class M4, 0.6041% 7/25/36 (f)(j)	$ 84	$ 36
Class M5, 0.6541% 7/25/36 (f)(j)	61	22
Series 2006-3A Class M4, 0.6141% 10/25/36 (f)(j)	82	12
Series 2006-4A:
Class A2, 0.4541% 12/25/36 (f)(j)	2,070	1,472
Class M1, 0.4741% 12/25/36 (f)(j)	166	92
Class M2, 0.4941% 12/25/36 (f)(j)	111	31
Class M3, 0.5241% 12/25/36 (f)(j)	113	23
Series 2007-1 Class A2, 0.4541% 3/25/37 (f)(j)	438	286
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (f)(j)	1,199	925
Class A2, 0.5041% 7/25/37 (f)(j)	1,123	564
Class M1, 0.5541% 7/25/37 (f)(j)	383	105
Class M2, 0.5941% 7/25/37 (f)(j)	250	43
Class M3, 0.6741% 7/25/37 (f)(j)	253	25
Class M4, 0.8341% 7/25/37 (f)(j)	420	16
Class M5, 0.9341% 7/25/37 (f)(j)	125	4
Series 2007-3:
Class A2, 0.4741% 7/25/37 (f)(j)	417	261
Class M1, 0.4941% 7/25/37 (f)(j)	221	105
Class M2, 0.5241% 7/25/37 (f)(j)	236	69
Class M3, 0.5541% 7/25/37 (f)(j)	381	88
Class M4, 0.6841% 7/25/37 (f)(j)	599	121
Class M5, 0.7841% 7/25/37 (f)(j)	303	44
Class M6, 0.9841% 7/25/37 (f)(j)	200	24
Series 2007-4A:
Class M1, 1.1341% 9/25/37 (f)(j)	207	19
Class M2, 1.2341% 9/25/37 (f)(j)	207	16
Class M4, 1.7841% 9/25/37 (f)(j)	177	9
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4341% 3/15/22 (f)(j)	489	465
Class E, 0.4841% 3/15/22 (f)(j)	2,030	1,888
Class F, 0.5341% 3/15/22 (f)(j)	1,246	1,134
Class G, 0.5841% 3/15/22 (f)(j)	401	357
Class H, 0.7341% 3/15/22 (f)(j)	489	424
Class J, 0.8841% 3/15/22 (f)(j)	489	413
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (f)(j)(l)	12,947	22
Series 2006-T22 Class A4, 5.5802% 4/12/38 (j)	137	149
Series 2006-T24 Class X2, 0.4448% 10/12/41 (f)(j)(l)	1,678	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.3099% 6/11/50 (f)(j)(l)	$ 88,774	$ 590
Series 2007-T28 Class X2, 0.1575% 9/11/42 (f)(j)(l)	48,388	166
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (f)(j)	345	323
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,287	1,312
Class XCL, 1.198% 5/15/35 (f)(j)(l)	3,847	62
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 0.3241% 4/15/22 (f)(j)	105	105
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,044	2,236
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,066	1,089
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	197
Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,223	898
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0341% 4/15/17 (f)(j)	100	96
Series 2006-FL12 Class AJ, 0.3141% 12/15/20 (f)(j)	503	497
Series 2006-C8 Class XP, 0.4666% 12/10/46 (j)(l)	7,935	11
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6829% 6/15/39 (j)	11,103	12,134
Series 2006-C5 Class ASP, 0.6595% 12/15/39 (j)(l)	5,567	10
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	991	1,103
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5341% 4/15/22 (f)(j)	3,907	3,533
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.1621% 8/15/36 (j)(l)	288	0*
Series 2001-CKN5 Class AX, 0.6549% 9/15/34 (f)(j)(l)	443	0*
Series 2006-C1 Class A3, 5.392% 2/15/39 (j)	2,676	2,713
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3341% 2/15/22 (f)(j)	414	409
Class C:
0.3541% 2/15/22 (f)(j)	1,180	1,160
0.4541% 2/15/22 (f)(j)	421	408
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1: - continued
Class F, 0.5041% 2/15/22 (f)(j)	$ 843	$ 811
Series 2007-C1:
Class ASP, 0.3793% 2/15/40 (j)(l)	16,911	32
Class B, 5.487% 2/15/40 (f)(j)	1,677	246
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	14,743
Series 2001-1 Class X1, 2.0442% 5/15/33 (f)(j)(l)	626	8
Series 2007-C1 Class XP, 0.1582% 12/10/49 (j)(l)	14,189	17
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (f)(j)	412	406
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	20,333	22,319
Series 2006-GG7 Class A4, 5.8603% 7/10/38 (j)	10,332	11,344
Series 2007-GG11 Class A1, 0.2307% 12/10/49 (f)(j)(l)	21,136	71
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (f)(j)	690	691
Class C, 2.0056% 3/6/20 (f)(j)	1,041	1,044
Class D, 2.2018% 3/6/20 (f)(j)	6,868	6,886
Class F, 2.6334% 3/6/20 (f)(j)	107	107
Class G, 2.7903% 3/6/20 (f)(j)	54	54
Class H, 3.3004% 3/6/20 (f)(j)	479	481
Class J, 4.0852% 3/6/20 (f)(j)	686	688
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	29	29
Series 2007-GG10 Class A2, 5.778% 8/10/45	221	223
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3541% 11/15/18 (f)(j)	469	459
Class C, 0.3941% 11/15/18 (f)(j)	333	324
Class D, 0.4141% 11/15/18 (f)(j)	132	125
Class E, 0.4641% 11/15/18 (f)(j)	190	180
Class F, 0.5141% 11/15/18 (f)(j)	227	215
Class G, 0.5441% 11/15/18 (f)(j)	198	187
Class H, 0.6841% 11/15/18 (f)(j)	190	177
sequential payer:
Series 2006-LDP9 Class A3, 5.336% 5/15/47	25,526	27,973
Series 2007-CB19 Class A4, 5.711% 2/12/49 (j)	22,580	25,153
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2007-LD11 Class A4, 5.8137% 6/15/49 (j)	$ 97,451	$ 108,547
Series 2006-CB17 Class A3, 5.45% 12/12/43	90	90
Series 2007-CB19:
Class B, 5.711% 2/12/49 (j)	93	36
Class C, 5.711% 2/12/49 (j)	245	50
Class D, 5.711% 2/12/49 (j)	257	29
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (j)	90	11
Class ES, 5.5357% 1/15/49 (f)(j)	566	7
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	1	1
Series 2006-C7 Class A2, 5.3% 11/15/38	565	591
Series 2006-C6 Class XCP, 0.673% 9/15/39 (j)(l)	5,268	1
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (j)(l)	1,875	4
Series 2007-C7:
Class A3, 5.866% 9/15/45	25,171	27,594
Class XCP, 0.2714% 9/15/45 (j)(l)	83,191	319
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4141% 9/15/21 (f)(j)	351	348
Class E, 0.4741% 9/15/21 (f)(j)	1,265	1,240
Class F, 0.5241% 9/15/21 (f)(j)	723	701
Class G, 0.5441% 9/15/21 (f)(j)	3,017	2,896
Class H, 0.5841% 9/15/21 (f)(j)	369	347
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	796	802
Series 2005-LC1 Class F, 5.4193% 1/12/44 (f)(j)	953	838
Series 2006-C1 Class A2, 5.6376% 5/12/39 (j)	428	428
Series 2007-C1 Class A4, 5.8499% 6/12/50 (j)	4,145	4,627
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,615
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.305% 12/12/49 (j)	56	56
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (j)	3,000	3,267
Class ASB, 5.133% 12/12/49 (j)	595	615
Series 2007-5 Class A4, 5.378% 8/12/48	46,472	50,844
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	$ 26,699	$ 29,242
Series 2007-7 Class A4, 5.7364% 6/12/50 (j)	5,132	5,701
Series 2006-4 Class XP, 0.6175% 12/12/49 (j)(l)	17,266	143
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,095	240
Series 2007-7 Class B, 5.7364% 6/12/50 (j)	1,409	95
Series 2007-8 Class A3, 5.8968% 8/12/49 (j)	944	1,059
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.384% 7/15/19 (f)(j)	227	170
Series 2007-XLFA:
Class C, 0.344% 10/15/20 (f)(j)	629	613
Class D, 0.374% 10/15/20 (f)(j)	422	406
Class E, 0.434% 10/15/20 (f)(j)	528	498
Class F, 0.484% 10/15/20 (f)(j)	397	371
Class G, 0.524% 10/15/20 (f)(j)	491	453
Class H, 0.614% 10/15/20 (f)(j)	309	270
Class J, 0.764% 10/15/20 (f)(j)	179	68
Series 2006-T23 Class A3, 5.8075% 8/12/41 (j)	559	559
Series 2007-HQ12 Class A4, 5.5794% 4/12/49 (j)	5,793	5,882
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	19,062	21,045
Class B, 5.7275% 4/15/49 (j)	269	47
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	194	77
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (f)(j)	964	887
Class G, 0.5441% 9/15/21 (f)(j)	1,126	1,036
Class J, 0.7841% 9/15/21 (f)(j)	314	267
Series 2007-WHL8:
Class F, 0.6641% 6/15/20 (f)(j)	2,710	2,418
Class LXR1, 0.8841% 6/15/20 (f)(j)	168	147
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	2,904	2,931
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	34,037
Series 2007-C31:
Class A4, 5.509% 4/15/47	29,540	32,330
Class A5, 5.5% 4/15/47	7,650	8,474
Series 2007-C32 Class A3, 5.7482% 6/15/49 (j)	45,421	50,744
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-C33 Class A4, 5.9241% 2/15/51 (j)	$ 31,702	$ 34,594
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,136
Series 2005-C22:
Class B, 5.3802% 12/15/44 (j)	2,428	1,974
Class F, 5.3802% 12/15/44 (f)(j)	1,826	548
Series 2007-C30 Class XP, 0.4764% 12/15/43 (f)(j)(l)	11,106	27
Series 2007-C31 Class C, 5.6796% 4/15/47 (j)	4,515	3,143
Series 2007-C31A Class A2, 5.421% 4/15/47	1,806	1,808
Series 2007-C32:
Class D, 5.7482% 6/15/49 (j)	823	331
Class E, 5.7482% 6/15/49 (j)	1,297	401
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $604,377)		623,193
Municipal Securities - 1.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	1,835	1,868
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,254
7.3% 10/1/39	9,330	11,658
7.5% 4/1/34	6,270	7,923
7.55% 4/1/39	5,955	7,708
7.6% 11/1/40	14,085	18,458
7.625% 3/1/40	2,175	2,830
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	795	883
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	28,290	24,820
Series 2010-1, 6.63% 2/1/35	3,440	3,394
Series 2010-3:
6.725% 4/1/35	5,880	5,854
7.35% 7/1/35	1,925	2,031
Series 2011:
5.665% 3/1/18	2,550	2,721
5.877% 3/1/19	4,260	4,572
TOTAL MUNICIPAL SECURITIES (Cost $102,298)		95,974
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
United Mexican States 4.75% 3/8/44 (Cost $7,364)	$ 6,724	$ 5,850
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $969)	949	995
Fixed-Income Funds - 20.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k)	8,707,244	915,654
Fidelity Specialized High Income Central Fund (k)	2,689,882	278,779
TOTAL FIXED-INCOME FUNDS (Cost $1,183,102)		1,194,433
Money Market Funds - 6.4%

Fidelity Cash Central Fund, 0.10% (a) (Cost $379,948)	379,948,379	379,948
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) # (b) (Cost $7,086)	$ 7,086	7,086
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $6,134,397)		6,133,436
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(166,894)
NET ASSETS - 100%		$ 5,966,542
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/28	$ (1,100)	$ (1,123)
3% 9/1/43	(16,200)	(15,487)
3% 9/1/43	(21,200)	(20,267)
3% 9/1/43	(2,700)	(2,581)
3% 9/1/43	(12,300)	(11,759)
3% 9/1/43	(15,700)	(15,009)
3% 9/1/43	(8,800)	(8,413)
3% 9/1/43	(15,700)	(15,009)
3% 9/1/43	(2,200)	(2,103)
3.5% 9/1/43	(12,900)	(12,865)
3.5% 9/1/43	(18,100)	(18,051)
4% 9/1/43	(11,200)	(11,549)
4% 9/1/43	(7,700)	(7,940)
4% 9/1/43	(7,700)	(7,940)
4.5% 9/1/43	(11,000)	(11,605)
4.5% 9/1/43	(8,300)	(8,757)
4.5% 9/1/43	(2,100)	(2,216)
5% 9/1/43	(5,400)	(5,804)
5.5% 9/1/43	(4,000)	(4,343)
5.5% 9/1/43	(7,800)	(8,468)
5.5% 9/1/43	(6,000)	(6,514)
5.5% 9/1/43	(900)	(977)
TOTAL FANNIE MAE		(198,780)
Ginnie Mae
4% 9/1/43	(8,900)	(9,240)
4% 9/1/43	(7,700)	(7,994)
4% 9/1/43	(6,600)	(6,852)
4% 9/1/43	(4,100)	(4,257)
4% 9/1/43	(4,400)	(4,568)
TOTAL GINNIE MAE		(32,911)
TOTAL TBA SALE COMMITMENTS (Proceeds $232,491)		$ (231,691)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
1,710 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2013	$ 204,652	$ 291
The face value of futures purchased as a percentage of net assets is 3.4%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse	(1%)	$ 6,500	$ 39	$ (359)	$ (320)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,085	33	(264)	(231)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	175	(599)	(424)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	175	(514)	(339)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,825	(273)	51	(222)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,823	(273)	135	(138)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	5,500	26	(113)	(87)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	3,823	18	(177)	(159)
TOTAL BUY PROTECTION						(80)	(1,840)	(1,920)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	1,324	(1,252)	0	(1,252)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	3,597	(3,400)	0	(3,400)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	806	(762)	0	(762)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	2,690	(2,543)	0	(2,543)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	1,467	(1,387)	0	(1,387)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	2,403	(2,271)	0	(2,271)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection - continued
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	$ 50	$ (26)	$ 0	$ (26)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	502	(230)	0	(230)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	445	(187)	0	(187)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	577	(371)	0	(371)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	UBS	1.475%	437	(217)	0	(217)
TOTAL SELL PROTECTION						(12,646)	0	(12,646)
TOTAL CREDIT DEFAULT SWAPS						$ (12,726)	$ (1,840)	$ (14,566)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $230,563,000 or 3.9% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,624,000.
(i) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $16,146,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$7,086,000 due 9/03/13 at 0.05%
Commerz Markets LLC	$ 7,086
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 442
Fidelity Mortgage Backed Securities Central Fund	19,770
Fidelity Specialized High Income Central Fund	13,549
Total	$ 33,761
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 777,934	$ 359,709	$ 179,752	$ 915,654	6.7%
Fidelity Specialized High Income Central Fund	140,165	143,567	-	278,779	70.3%
Total	$ 918,099	$ 503,276	$ 179,752	$ 1,194,433
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,672,586	$ -	$ 1,672,586	$ -
U.S. Government and Government Agency Obligations	976,589	-	976,589	-
U.S. Government Agency - Mortgage Securities	877,602	-	877,602	-
Asset-Backed Securities	18,039	-	11,962	6,077
Collateralized Mortgage Obligations	281,141	-	280,268	873
Commercial Mortgage Securities	623,193	-	622,799	394
Municipal Securities	95,974	-	95,974	-
Foreign Government and Government Agency Obligations	5,850	-	5,850	-
Bank Notes	995	-	995	-
Fixed-Income Funds	1,194,433	1,194,433	-	-
Money Market Funds	379,948	379,948	-	-
Cash Equivalents	7,086	-	7,086	-
Total Investments in Securities:	$ 6,133,436	$ 1,574,381	$ 4,551,711	$ 7,344
Derivative Instruments:
Assets
Futures Contracts	$ 291	$ 291	$ -	$ -
Swaps	466	-	466	-
Total Assets	$ 757	$ 291	$ 466	$ -
Liabilities
Swaps	$ (13,192)	$ -	$ (13,192)	$ -
Total Derivative Instruments:	$ (12,435)	$ 291	$ (12,726)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (231,691)	$ -	$ (231,691)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swaps (b)	$ 466	$ (13,192)
Interest Rate Risk
Futures Contracts (a)	291	-
Total Value of Derivatives	$ 757	$ (13,192)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013

Assets
Investment in securities, at value (including securities loaned of $6,923 and repurchase agreements of $7,086) - See accompanying schedule: Unaffiliated issuers (cost $4,571,347)	$ 4,559,055
Fidelity Central Funds (cost $1,563,050)	1,574,381
Total Investments (cost $6,134,397)		$ 6,133,436
Receivable for investments sold Regular delivery		42,802
Delayed delivery		2
Receivable for TBA sale commitments		232,491
Receivable for swaps		8
Receivable for fund shares sold		2,411
Interest receivable		28,624
Distributions receivable from Fidelity Central Funds		20
Bi-lateral OTC swaps, at value		466
Receivable from investment adviser for expense reductions		1
Other receivables		138
Total assets		6,440,399

Liabilities
Payable for investments purchased Regular delivery	$ 44,320
Delayed delivery	165,249
TBA sale commitments, at value	231,691
Payable for swaps	1,109
Payable for fund shares redeemed	7,776
Distributions payable	929
Bi-lateral OTC swaps, at value	13,192
Accrued management fee	1,573
Distribution and service plan fees payable	54
Payable for daily variation margin for derivative instruments	13
Other affiliated payables	727
Other payables and accrued expenses	138
Collateral on securities loaned, at value	7,086
Total liabilities		473,857

Net Assets		$ 5,966,542
Net Assets consist of:
Paid in capital		$ 6,204,639
Distributions in excess of net investment income		(3,010)
Accumulated undistributed net realized gain (loss) on investments		(220,651)
Net unrealized appreciation (depreciation) on investments		(14,436)
Net Assets		$ 5,966,542

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($81,696 ÷ 10,693.02 shares)	$ 7.64

Maximum offering price per share (100/96.00 of $7.64)	$ 7.96
Class T: Net Asset Value and redemption price per share ($41,177 ÷ 5,386.85 shares)	$ 7.64

Maximum offering price per share (100/96.00 of $7.64)	$ 7.96
Class B: Net Asset Value and offering price per share ($4,494 ÷ 587.53 shares)A	$ 7.65

Class C: Net Asset Value and offering price per share ($28,634 ÷ 3,742.83 shares)A	$ 7.65

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,394,615 ÷ 705,599.62 shares)	$ 7.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($415,926 ÷ 54,345.37 shares)	$ 7.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Interest		$ 136,266
Income from Fidelity Central Funds		33,761
Total income		170,027

Expenses
Management fee	$ 19,868
Transfer agent fees	6,731
Distribution and service plan fees	778
Fund wide operations fee	2,256
Independent trustees' compensation	24
Interest	1
Miscellaneous	13
Total expenses before reductions	29,671
Expense reductions	(8)	29,663
Net investment income (loss)		140,364
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(38,262)
Fidelity Central Funds	14,212
Futures contracts	(1,230)
Swaps	(15,892)
Total net realized gain (loss)		(41,172)
Change in net unrealized appreciation (depreciation) on: Investment securities	(261,488)
Futures contracts	291
Swaps	12,898
Delayed delivery commitments	1,179
Total change in net unrealized appreciation (depreciation)		(247,120)
Net gain (loss)		(288,292)
Net increase (decrease) in net assets resulting from operations		$ (147,928)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 140,364	$ 147,962
Net realized gain (loss)	(41,172)	199,143
Change in net unrealized appreciation (depreciation)	(247,120)	(245)
Net increase (decrease) in net assets resulting from operations	(147,928)	346,860
Distributions to shareholders from net investment income	(132,241)	(144,505)
Share transactions - net increase (decrease)	1,071,490	34,097
Total increase (decrease) in net assets	791,321	236,452

Net Assets
Beginning of period	5,175,221	4,938,769
End of period (including distributions in excess of net investment income of $3,010 and distributions in excess of net investment income of $1,047, respectively)	$ 5,966,542	$ 5,175,221

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 7.66	$ 7.47	$ 6.89	$ 6.89
Income from Investment Operations
Net investment income (loss) C	.152	.207	.220	.254	.303
Net realized and unrealized gain (loss)	(.350)	.315	.183	.566	.007
Total from investment operations	(.198)	.522	.403	.820	.310
Distributions from net investment income	(.142)	(.202)	(.213)	(.240)	(.310)
Net asset value, end of period	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.89
Total Return A, B	(2.52)%	6.91%	5.49%	12.10%	4.89%
Ratios to Average Net Assets D, F
Expenses before reductions	.77%	.78%	.78%	.77%	.79%
Expenses net of fee waivers, if any	.77%	.78%	.78%	.77%	.79%
Expenses net of all reductions	.77%	.78%	.78%	.77%	.79%
Net investment income (loss)	1.91%	2.66%	2.94%	3.55%	4.67%
Supplemental Data
Net assets, end of period (in millions)	$ 82	$ 110	$ 101	$ 173	$ 145
Portfolio turnover rate E	307%	276%	275% H	174% I	119% G, I

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 7.66	$ 7.47	$ 6.90	$ 6.89
Income from Investment Operations
Net investment income (loss) C	.150	.205	.218	.252	.302
Net realized and unrealized gain (loss)	(.349)	.314	.182	.555	.016
Total from investment operations	(.199)	.519	.400	.807	.318
Distributions from net investment income	(.141)	(.199)	(.210)	(.237)	(.308)
Net asset value, end of period	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.90
Total Return A, B	(2.54)%	6.88%	5.46%	11.90%	5.02%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.81%	.81%	.80%	.82%
Expenses net of fee waivers, if any	.79%	.81%	.81%	.80%	.82%
Expenses net of all reductions	.79%	.81%	.81%	.80%	.82%
Net investment income (loss)	1.90%	2.63%	2.91%	3.51%	4.65%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 39	$ 38	$ 53	$ 46
Portfolio turnover rate E	307%	276%	275% H	174% I	119% G, I

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.89
Income from Investment Operations
Net investment income (loss) C	.094	.151	.165	.201	.257
Net realized and unrealized gain (loss)	(.350)	.314	.182	.566	.016
Total from investment operations	(.256)	.465	.347	.767	.273
Distributions from net investment income	(.084)	(.145)	(.157)	(.187)	(.263)
Net asset value, end of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Total Return A, B	(3.22)%	6.14%	4.71%	11.26%	4.29%
Ratios to Average Net Assets D, F
Expenses before reductions	1.50%	1.50%	1.51%	1.51%	1.51%
Expenses net of fee waivers, if any	1.50%	1.50%	1.51%	1.51%	1.51%
Expenses net of all reductions	1.50%	1.50%	1.51%	1.51%	1.51%
Net investment income (loss)	1.18%	1.94%	2.21%	2.81%	3.95%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 7	$ 8	$ 12	$ 11
Portfolio turnover rate E	307%	276%	275% H	174% I	119% G, I

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Income from Investment Operations
Net investment income (loss) C	.092	.149	.164	.200	.255
Net realized and unrealized gain (loss)	(.349)	.315	.182	.566	.005
Total from investment operations	(.257)	.464	.346	.766	.260
Distributions from net investment income	(.083)	(.144)	(.156)	(.186)	(.260)
Net asset value, end of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Total Return A, B	(3.24)%	6.11%	4.70%	11.24%	4.09%
Ratios to Average Net Assets D, F
Expenses before reductions	1.52%	1.52%	1.53%	1.52%	1.55%
Expenses net of fee waivers, if any	1.52%	1.52%	1.53%	1.52%	1.55%
Expenses net of all reductions	1.52%	1.52%	1.53%	1.52%	1.55%
Net investment income (loss)	1.16%	1.92%	2.19%	2.79%	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 29	$ 44	$ 31	$ 35	$ 27
Portfolio turnover rate E	307%	276%	275% H	174% I	119% G, I

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 7.67	$ 7.47	$ 6.90	$ 6.89
Income from Investment Operations
Net investment income (loss) B	.177	.233	.245	.277	.326
Net realized and unrealized gain (loss)	(.339)	.304	.192	.556	.015
Total from investment operations	(.162)	.537	.437	.833	.341
Distributions from net investment income	(.168)	(.227)	(.237)	(.263)	(.331)
Net asset value, end of period	$ 7.65	$ 7.98	$ 7.67	$ 7.47	$ 6.90
Total Return A	(2.08)%	7.12%	5.97%	12.29%	5.39%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.46%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.46%
Net investment income (loss)	2.23%	2.99%	3.27%	3.86%	5.00%
Supplemental Data
Net assets, end of period (in millions)	$ 5,395	$ 4,876	$ 4,670	$ 7,345	$ 5,951
Portfolio turnover rate D	307%	276%	275% G	174% H	119% F, H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Income from Investment Operations
Net investment income (loss) B	.171	.229	.240	.274	.322
Net realized and unrealized gain (loss)	(.348)	.315	.184	.565	.005
Total from investment operations	(.177)	.544	.424	.839	.327
Distributions from net investment income	(.163)	(.224)	(.234)	(.259)	(.327)
Net asset value, end of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Total Return A	(2.26)%	7.20%	5.79%	12.38%	5.16%
Ratios to Average Net Assets C, E
Expenses before reductions	.52%	.50%	.48%	.50%	.53%
Expenses net of fee waivers, if any	.52%	.50%	.48%	.50%	.53%
Expenses net of all reductions	.52%	.50%	.48%	.50%	.53%
Net investment income (loss)	2.17%	2.94%	3.24%	3.82%	4.94%
Supplemental Data
Net assets, end of period (in millions)	$ 416	$ 100	$ 91	$ 30	$ 27
Portfolio turnover rate D	307%	276%	275% G	174% H	119% F, H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swaps

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 123,735
Gross unrealized depreciation	(178,013)
Net unrealized appreciation (depreciation) on securities and other investments	$ (54,278)

Tax Cost	$ 6,187,714

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (67,932)
Net unrealized appreciation (depreciation)	$ (67,933)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (67,932)

The fund intends to elect to defer to its fiscal year ending August 31, 2014 approximately $88,988 of capital losses recognized during the period November 1, 2012 to August 31, 2013.

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 132,241	$ 144,505

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Annual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (15,892)	$ 12,898
Interest Rate Risk
Futures Contracts	(1,230)	291
Totals (a)	$ (17,122)	$ 13,189

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the sellers, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,880,836 and $523,050, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 251	$ 8
Class T	-%	.25%	94	2
Class B	.65%	.25%	51	38
Class C	.75%	.25%	382	83
			$ 778	$ 131

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	4
Class B*	16
Class C*	35
$ 66

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 171.17
Class T	71.19
Class B	14.25
Class C	66.17
Investment Grade Bond	5,760.10
Institutional Class	649.17
	$ 6,731

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 50,200.48%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $185.

Annual Report

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 1,790	$ 2,753
Class T	676	995
Class B	60	142
Class C	393	703
Investment Grade Bond	121,454	137,321
Institutional Class	7,868	2,591
Total	$ 132,241	$ 144,505

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class A
Shares sold	3,462	5,849	$ 27,271	$ 45,371
Reinvestment of distributions	188	288	1,488	2,244
Shares redeemed	(6,722)	(5,555)	(52,908)	(43,061)
Net increase (decrease)	(3,072)	582	$ (24,149)	$ 4,554
Class T
Shares sold	2,510	1,474	$ 19,657	$ 11,437
Reinvestment of distributions	78	115	613	893
Shares redeemed	(2,056)	(1,732)	(16,216)	(13,458)
Net increase (decrease)	532	(143)	$ 4,054	$ (1,128)
Class B
Shares sold	110	145	$ 853	$ 1,129
Reinvestment of distributions	5	13	41	98
Shares redeemed	(355)	(402)	(2,798)	(3,124)
Net increase (decrease)	(240)	(244)	$ (1,904)	$ (1,897)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class C
Shares sold	902	2,532	$ 7,184	$ 19,665
Reinvestment of distributions	41	75	323	588
Shares redeemed	(2,681)	(1,156)	(21,225)	(9,014)
Net increase (decrease)	(1,738)	1,451	$ (13,718)	$ 11,239
Investment Grade Bond
Shares sold	296,784	151,341	$ 2,364,226	$ 1,175,997
Reinvestment of distributions	14,443	16,305	114,030	126,954
Shares redeemed	(216,417)	(165,962)	(1,706,836)	(1,287,314)
Net increase (decrease)	94,810	1,684	$ 771,420	$ 15,637
Institutional Class
Shares sold	50,724	5,413	$ 406,004	$ 42,149
Reinvestment of distributions	836	106	6,588	827
Shares redeemed	(9,750)	(4,813)	(76,805)	(37,284)
Net increase (decrease)	41,810	706	$ 335,787	$ 5,692

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer 2010-present and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 8.46% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $92,188,864 of distributions paid during the period January 1, 2013, to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IGB-UANN-1013
1.784722.111

Fidelity®

Short-Term Bond

Fund

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Short-Term Bond Fund	0.35%	2.39%	2.30%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Fund, a class of the fund, on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Investment-grade credit also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from Robert Galusza and Robin Foley, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Short-Term Bond Fund: For the year, the fund's Retail Class shares returned 0.35%, versus 0.45% for the Barclays® U.S. 1-3 Year Government/Credit Bond Index. Relative to the benchmark, sector selection driven by a substantial overweighting in corporate bonds helped the fund's performance. Within our corporate holdings, an emphasis on the financials sector contributed the most, followed by more-modest contributions from investments in industrial and utility bonds. Out-of-benchmark positions in asset-backed securities, commercial mortgage-backed securities and government-agency-backed collateralized mortgage obligations also bolstered the fund's return. On the downside, our allocation to U.S. Treasuries lagged the index and notably detracted. An underweighting in government-agency-backed debentures slightly dampened relative performance, as did unfavorable yield-curve positioning. During the period, the fund's Treasury allocation was meaningfully reduced in order to fund an increased allocation to corporate credit.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 998.00	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class F	.35%
Actual		$ 1,000.00	$ 998.50	$ 1.76
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Government and U.S. Government Agency Obligations† 35.6%	U.S. Government and U.S. Government Agency Obligations† 36.4%
AAA 20.7%	AAA 20.0%
AA 7.9%	AA 8.2%
A 15.8%	A 15.2%
BBB 18.1%	BBB 17.9%
BB and Below 0.8%	BB and Below 0.8%
Not Rated†† 0.0%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2013
6 months ago
Years	2.3	2.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	1.9	1.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013 *	As of February 28, 2013 **
Corporate Bonds 40.0%	Corporate Bonds 39.6%
U.S. Government and U.S. Government Agency Obligations† 35.6%	U.S. Government and U.S. Government Agency Obligations† 36.4%
Asset-Backed Securities 13.8%	Asset-Backed Securities 14.4%
CMOs and Other Mortgage Related Securities 8.5%	CMOs and Other Mortgage Related Securities 6.6%
Municipal Bonds 0.6%	Municipal Bonds 0.4%
Other Investments 0.4%	Other Investments 1.4%
Short-Term Investments and Net Other Assets (Liabilities) 1.1%	Short-Term Investments and Net Other Assets (Liabilities) 1.2%
* Foreign investments 12.5%	** Foreign investments 13.8%
* Futures and Swaps (0.0)%††	** Futures and Swaps (0.0)%††

† Includes NCUA Guaranteed Notes
†† Amount represents less than 0.1%

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.7%
Automobiles - 1.3%
Daimler Finance North America LLC:
0.8699% 1/9/15 (d)(f)	$ 6,730	$ 6,751
1.25% 1/11/16 (d)	10,000	9,960
1.3% 7/31/15 (d)	17,811	17,875
1.45% 8/1/16 (d)	5,906	5,880
1.65% 4/10/15 (d)	8,910	8,985
1.875% 9/15/14 (d)	8,785	8,883
1.95% 3/28/14 (d)	16,316	16,409
2.3% 1/9/15 (d)	8,860	8,998
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	9,139	8,917
1.625% 3/22/15 (d)	16,952	17,131
2.375% 3/22/17 (d)	8,440	8,571
		118,360
Media - 1.4%
COX Communications, Inc. 5.5% 10/1/15	3,080	3,327
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	15,023
NBC Universal, Inc.:
2.875% 4/1/16	8,800	9,189
3.65% 4/30/15	15,820	16,570
NBCUniversal Enterprise, Inc. 0.8051% 4/15/16 (d)(f)	20,000	20,066
News America, Inc. 5.3% 12/15/14	9,474	10,014
Thomson Reuters Corp. 0.875% 5/23/16	4,387	4,354
Time Warner Cable, Inc. 5.85% 5/1/17	10,000	10,875
Time Warner, Inc. 3.15% 7/15/15	11,388	11,852
Viacom, Inc. 1.25% 2/27/15	10,835	10,862
Walt Disney Co. 1.1% 12/1/17	7,616	7,415
		119,547
TOTAL CONSUMER DISCRETIONARY		237,907
CONSUMER STAPLES - 2.9%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	20,514	20,416
Anheuser-Busch InBev Worldwide, Inc. 0.8% 7/15/15	17,658	17,681
Beam, Inc.:
1.75% 6/15/18	3,525	3,429
1.875% 5/15/17	10,289	10,259
FBG Finance Ltd. 5.125% 6/15/15 (d)	6,866	7,365
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Fortune Brands, Inc. 5.375% 1/15/16	$ 3,377	$ 3,677
Heineken NV:
0.8% 10/1/15 (d)	12,017	11,973
1.4% 10/1/17 (d)	4,476	4,339
PepsiCo, Inc. 0.4721% 2/26/16 (f)	12,500	12,506
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	18,776	19,106
		110,751
Food & Staples Retailing - 0.3%
Wal-Mart Stores, Inc. 2.25% 7/8/15	9,508	9,786
Walgreen Co.:
1% 3/13/15	13,123	13,161
1.8% 9/15/17	5,572	5,523
		28,470
Food Products - 0.8%
ConAgra Foods, Inc. 1.3% 1/25/16	24,834	24,987
General Mills, Inc.:
0.875% 1/29/16	7,655	7,592
1.55% 5/16/14	9,300	9,364
Kellogg Co. 0.4947% 2/13/15 (f)	13,333	13,339
Kraft Foods Group, Inc. 1.625% 6/4/15	17,580	17,826
		73,108
Tobacco - 0.5%
Altria Group, Inc. 4.125% 9/11/15	19,900	21,143
Reynolds American, Inc.:
1.05% 10/30/15	9,807	9,805
6.75% 6/15/17	11,767	13,541
		44,489
TOTAL CONSUMER STAPLES		256,818
ENERGY - 2.1%
Energy Equipment & Services - 0.1%
Cameron International Corp. 1.6% 4/30/15	6,703	6,743
FMC Technologies, Inc. 2% 10/1/17	1,126	1,104
		7,847
Oil, Gas & Consumable Fuels - 2.0%
BG Energy Capital PLC 2.875% 10/15/16 (d)	8,959	9,308
Canadian Natural Resources Ltd. 1.45% 11/14/14	16,337	16,451
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cenovus Energy, Inc. 4.5% 9/15/14	$ 11,287	$ 11,721
Enterprise Products Operating LP 1.25% 8/13/15	6,656	6,686
Marathon Petroleum Corp. 3.5% 3/1/16	11,885	12,465
Petrobras Global Finance BV 2% 5/20/16	23,350	22,920
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	8,790	8,922
3.875% 1/27/16	8,216	8,428
Phillips 66:
1.95% 3/5/15	18,490	18,765
2.95% 5/1/17	4,000	4,118
Schlumberger Investment SA 1.25% 8/1/17 (d)	13,136	12,742
Southeast Supply Header LLC 4.85% 8/15/14 (d)	10,282	10,640
Spectra Energy Partners, LP 2.95% 6/15/16	4,126	4,209
Total Capital International SA 0.75% 1/25/16	10,823	10,757
TransCanada PipeLines Ltd. 0.9531% 6/30/16 (f)	20,300	20,425
		178,557
TOTAL ENERGY		186,404
FINANCIALS - 24.1%
Capital Markets - 2.7%
Goldman Sachs Group, Inc.:
0.7226% 3/22/16 (f)	14,000	13,849
2.375% 1/22/18	17,090	16,759
3.625% 2/7/16	10,300	10,785
3.7% 8/1/15	13,094	13,679
5.125% 1/15/15	26,483	27,871
HSBC Bank PLC:
1.5% 5/15/18 (d)	8,960	8,582
3.1% 5/24/16 (d)	8,670	9,080
JPMorgan Chase & Co.:
0.8821% 2/26/16 (f)	10,000	9,993
0.9281% 10/15/15 (f)	17,290	17,331
1.1% 10/15/15	8,630	8,623
1.125% 2/26/16	10,000	9,973
Merrill Lynch & Co., Inc. 5.45% 7/15/14	4,605	4,790
Morgan Stanley:
1.2233% 12/19/14 (f)	10,000	10,007
1.75% 2/25/16	22,655	22,641
2.875% 1/24/14	8,670	8,741
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
2.875% 7/28/14	$ 3,146	$ 3,195
4.1% 1/26/15	3,862	4,003
4.2% 11/20/14	7,995	8,296
6% 5/13/14	12,430	12,851
The Bank of New York Mellon Corp. 1.7% 11/24/14	21,244	21,531
		242,580
Commercial Banks - 10.0%
ABN AMRO Bank NV 2.035% 1/30/14 (d)(f)	7,000	7,043
ANZ Banking Group Ltd.:
0.4654% 5/7/15 (d)(f)	10,000	10,002
2.125% 1/10/14 (d)	8,540	8,588
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	18,000	17,881
1.875% 10/6/17	5,000	4,953
Bank of America NA 5.3% 3/15/17	1,941	2,115
Bank of England 0.5% 3/6/15 (d)	28,468	28,502
Bank of Montreal 0.7452% 9/11/15 (f)	19,100	19,196
Bank of Nova Scotia:
1.375% 7/15/16	21,990	22,057
1.375% 12/18/17	8,336	8,087
Bank of Tokyo-Mitsubishi UFJ Ltd. 1% 2/26/16 (d)	18,000	17,836
BB&T Corp.:
2.05% 4/28/14	15,000	15,131
3.2% 3/15/16	5,000	5,223
Commonwealth Bank of Australia:
1.95% 3/16/15	8,750	8,906
3.5% 3/19/15 (d)	15,000	15,621
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7528% 3/18/16 (f)	20,000	20,066
Credit Suisse New York Branch 3.5% 3/23/15	29,000	30,228
Danske Bank A/S 1.3181% 4/14/14 (d)(f)	12,690	12,742
Discover Bank 2% 2/21/18	20,410	19,732
Fifth Third Bancorp 3.625% 1/25/16	4,799	5,044
Fifth Third Bank:
0.6721% 2/26/16 (f)	10,000	9,978
0.9% 2/26/16	20,630	20,346
Huntington National Bank, Columbus 1.35% 8/2/16	4,244	4,223
KeyBank NA:
1.65% 2/1/18	5,786	5,623
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA: - continued
5.8% 7/1/14	$ 30,945	$ 32,221
Marshall & Ilsley Bank 5% 1/17/17	686	742
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	25,865	24,921
National Australia Bank Ltd.:
0.5662% 1/22/15 (d)(f)	15,000	15,024
1.6% 8/7/15	8,810	8,945
National Bank of Canada 1.5% 6/26/15	11,630	11,770
Nordea Bank AB 0.875% 5/13/16 (d)	13,640	13,470
PNC Bank NA:
0.8% 1/28/16	20,150	20,014
1.3% 10/3/16	8,950	8,938
PNC Funding Corp.:
3% 5/19/14	8,490	8,645
3.625% 2/8/15	8,119	8,440
Rabobank (Netherlands) NV 2.125% 10/13/15	4,746	4,858
Regions Financial Corp. 2% 5/15/18	8,970	8,569
Royal Bank of Canada:
0.6443% 3/8/16 (f)	8,000	8,020
0.8% 10/30/15	17,260	17,242
0.85% 3/8/16	10,000	9,932
1.5% 1/16/18	17,080	16,670
2.2% 7/27/18	9,000	8,968
Royal Bank of Scotland Group PLC 2.55% 9/18/15	31,690	32,298
Sumitomo Mitsui Banking Corp.:
1.45% 7/19/16	18,050	18,078
1.8% 7/18/17	13,200	13,079
1.9% 1/12/15 (d)	10,070	10,197
SunTrust Banks, Inc.:
0.5521% 8/24/15 (f)	3,500	3,462
0.574% 4/1/15 (f)	15,500	15,391
3.5% 1/20/17	10,203	10,685
5% 9/1/15	7,068	7,531
Svenska Handelsbanken AB 0.7218% 3/21/16 (f)	30,915	30,962
The Toronto Dominion Bank 0.4531% 5/1/15 (f)	15,000	14,996
Union Bank NA 3% 6/6/16	10,000	10,429
Wachovia Bank NA 0.6456% 11/3/14 (f)	18,000	18,034
Wells Fargo & Co.:
0.4638% 10/28/15 (f)	23,000	22,928
1.25% 2/13/15	21,287	21,397
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.: - continued
1.5% 1/16/18	$ 15,000	$ 14,591
3.625% 4/15/15	17,400	18,157
Wells Fargo Bank NA:
0.4732% 5/16/16 (f)	11,015	10,885
0.75% 7/20/15	18,000	18,011
Westpac Banking Corp.:
0.95% 1/12/16	17,080	17,011
1.125% 9/25/15	20,309	20,452
2% 8/14/17	15,561	15,539
		890,625
Consumer Finance - 4.4%
American Express Credit Corp.:
0.7147% 11/13/15 (f)	29,920	29,929
0.875% 11/13/15	8,640	8,623
1.3% 7/29/16	9,000	9,014
2.75% 9/15/15	14,274	14,789
2.8% 9/19/16	5,476	5,711
American Honda Finance Corp.:
0.6371% 5/26/16 (d)(f)	15,000	15,006
0.7164% 5/8/14 (d)(f)	7,500	7,522
1.45% 2/27/15 (d)	8,795	8,876
1.5% 9/11/17 (d)	5,156	5,044
Capital One Financial Corp.:
0.9066% 11/6/15 (f)	8,000	8,016
1% 11/6/15	8,630	8,570
1.4181% 7/15/14 (f)	3,250	3,270
2.125% 7/15/14	18,863	19,078
2.15% 3/23/15	13,520	13,734
7.375% 5/23/14	13,000	13,611
Caterpillar Financial Services Corp. 0.5021% 2/26/16 (f)	10,000	10,003
Ford Motor Credit Co. LLC:
1.7% 5/9/16	10,000	9,869
2.75% 5/15/15	13,438	13,663
3% 6/12/17	27,770	27,949
General Electric Capital Corp.:
1% 1/8/16	10,120	10,067
1.5% 7/12/16	38,455	38,578
2.15% 1/9/15	24,872	25,361
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
2.25% 11/9/15	$ 18,902	$ 19,349
2.9% 1/9/17	30,326	31,366
2.95% 5/9/16	1,460	1,517
3.5% 6/29/15	3,508	3,669
HSBC U.S.A., Inc.:
1.625% 1/16/18	7,507	7,271
2.375% 2/13/15	15,658	16,013
Hyundai Capital America:
1.625% 10/2/15 (d)	5,584	5,581
1.875% 8/9/16 (d)	2,372	2,369
		393,418
Diversified Financial Services - 4.2%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	3,415	3,387
Bank of America Corp.:
1.25% 1/11/16	18,223	18,116
1.5% 10/9/15	8,500	8,516
1.8191% 7/11/14 (f)	17,700	17,892
2% 1/11/18	8,915	8,643
3.7% 9/1/15	35,610	37,177
Barclays Bank PLC 2.375% 1/13/14	12,100	12,184
BP Capital Markets PLC:
1.375% 5/10/18	9,010	8,666
1.7% 12/5/14	10,290	10,435
1.846% 5/5/17	10,000	9,992
2.248% 11/1/16	9,110	9,306
Citigroup, Inc.:
1.25% 1/15/16	41,517	41,148
1.3% 4/1/16	16,200	16,039
1.7% 7/25/16	30,000	29,978
2.65% 3/2/15	31,563	32,276
3.953% 6/15/16	5,000	5,299
4.75% 5/19/15	8,020	8,494
6.375% 8/12/14	19,196	20,221
Export Development Canada 1.5% 5/15/14	5,655	5,702
JPMorgan Chase & Co.:
3.4% 6/24/15	11,433	11,906
3.7% 1/20/15	34,170	35,427
MetLife Institutional Funding II 0.6409% 1/6/15 (d)(f)	10,400	10,424
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (f)	$ 1,425	$ 1,454
TECO Finance, Inc. 4% 3/15/16	3,850	4,077
USAA Capital Corp. 3.5% 7/17/14 (d)	9,044	9,269
		376,028
Insurance - 2.0%
AEGON NV 4.625% 12/1/15	13,580	14,499
American International Group, Inc.:
3% 3/20/15	22,420	23,060
3.8% 3/22/17	6,472	6,842
4.25% 9/15/14	16,573	17,128
Aon Corp. 3.5% 9/30/15	6,775	7,099
Assurant, Inc. 2.5% 3/15/18	10,000	9,733
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	10,000	10,015
Berkshire Hathaway, Inc. 1.55% 2/9/18	8,731	8,544
MetLife, Inc. 1.756% 12/15/17 (c)	3,748	3,688
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	19,930	19,308
2% 1/9/15 (d)	23,161	23,520
2.5% 9/29/15 (d)	5,000	5,165
Pricoa Global Funding I 5.45% 6/11/14 (d)	5,730	5,942
Principal Life Global Funding II 0.6321% 5/27/16 (d)(f)	14,000	14,015
Prudential Financial, Inc. 2.3% 8/15/18	2,889	2,881
Symetra Financial Corp. 6.125% 4/1/16 (d)	2,618	2,804
		174,243
Real Estate Investment Trusts - 0.2%
Developers Diversified Realty Corp.:
5.5% 5/1/15	8,905	9,487
9.625% 3/15/16	2,618	3,102
Duke Realty LP 5.4% 8/15/14	399	415
Equity One, Inc.:
5.375% 10/15/15	1,026	1,107
6.25% 1/15/17	359	397
Health Care REIT, Inc.:
2.25% 3/15/18	3,548	3,475
4.7% 9/15/17	1,232	1,331
		19,314
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
6% 4/1/16	$ 3,715	$ 4,068
7.5% 5/15/15	9,188	10,100
Mack-Cali Realty LP 2.5% 12/15/17	6,061	5,910
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,059	1,117
5.5% 1/15/14 (d)	144	147
Regency Centers LP 5.25% 8/1/15	8,860	9,484
Simon Property Group LP 4.2% 2/1/15	2,715	2,821
Tanger Properties LP 6.15% 11/15/15	14,299	15,858
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	5,421	5,250
		54,755
TOTAL FINANCIALS		2,150,963
HEALTH CARE - 1.2%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	9,340	9,483
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	1,062	1,030
Express Scripts Holding Co. 2.1% 2/12/15	14,095	14,320
McKesson Corp. 0.95% 12/4/15	1,656	1,655
UnitedHealth Group, Inc.:
0.85% 10/15/15	2,487	2,488
1.4% 10/15/17	1,766	1,720
WellPoint, Inc.:
1.25% 9/10/15	2,506	2,518
1.875% 1/15/18	4,545	4,445
		28,176
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15	20,100	20,157
1.75% 11/6/17	14,670	14,444
Sanofi SA:
1.2% 9/30/14	5,963	6,015
2.625% 3/29/16	8,904	9,264
Teva Pharmaceutical Finance III BV:
0.7718% 3/21/14 (f)	3,875	3,882
1.7% 3/21/14	8,730	8,788
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	$ 2,937	$ 2,888
Zoetis, Inc.:
1.15% 2/1/16 (d)	7,580	7,582
1.875% 2/1/18 (d)	1,352	1,325
		74,345
TOTAL HEALTH CARE		112,004
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	7,300	7,504
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	84	87
Iberbond 2004 PLC 4.826% 12/24/17 (h)	2,256	2,256
		2,343
Industrial Conglomerates - 0.1%
General Electric Co. 0.85% 10/9/15	9,204	9,201
TOTAL INDUSTRIALS		19,048
INFORMATION TECHNOLOGY - 1.6%
Computers & Peripherals - 0.4%
Apple, Inc. 0.45% 5/3/16	20,340	20,124
Hewlett-Packard Co.:
1.25% 9/13/13	8,098	8,098
2.625% 12/9/14	9,430	9,621
		37,843
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
1.6% 2/3/15	4,513	4,544
6.55% 10/1/17	14,688	16,789
		21,333
IT Services - 0.4%
IBM Corp. 1.95% 7/22/16	11,579	11,889
The Western Union Co.:
1.2632% 8/21/15 (f)	21,800	21,834
2.375% 12/10/15	3,818	3,884
		37,607
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.6%
Xerox Corp.:
1.0832% 5/16/14 (f)	$ 35,003	$ 35,003
1.6723% 9/13/13 (f)	6,100	6,102
4.25% 2/15/15	8,040	8,386
		49,491
TOTAL INFORMATION TECHNOLOGY		146,274
MATERIALS - 0.7%
Chemicals - 0.2%
Ecolab, Inc. 1.45% 12/8/17	4,625	4,492
Sherwin-Williams Co. 1.35% 12/15/17	8,600	8,335
		12,827
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (d)	16,540	16,552
Rio Tinto Finance (U.S.A.) Ltd. 8.95% 5/1/14	6,662	7,023
Rio Tinto Finance (U.S.A.) PLC:
1.375% 6/17/16	14,541	14,466
1.625% 8/21/17	8,700	8,486
		46,527
TOTAL MATERIALS		59,354
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
1.4% 12/1/17	8,600	8,348
2.5% 8/15/15	15,110	15,564
2.95% 5/15/16	8,570	8,933
British Telecommunications PLC:
1.625% 6/28/16	5,269	5,295
2% 6/22/15	31,637	32,164
CenturyLink, Inc. 5.15% 6/15/17	11,140	11,613
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	8,640	8,980
SBC Communications, Inc. 5.1% 9/15/14	7,403	7,748
Verizon Communications, Inc. 2% 11/1/16	18,076	18,311
		116,956
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV 2.375% 9/8/16	$ 12,066	$ 12,224
Verizon Wireless Capital LLC 5.55% 2/1/14	21,940	22,359
Vodafone Group PLC 0.9% 2/19/16	25,000	24,899
		59,482
TOTAL TELECOMMUNICATION SERVICES		176,438
UTILITIES - 2.5%
Electric Utilities - 1.7%
American Electric Power Co., Inc. 1.65% 12/15/17	12,378	12,023
Cleveland Electric Illuminating Co. 5.7% 4/1/17	2,644	2,883
Duke Energy Corp.:
1.625% 8/15/17	4,941	4,879
3.95% 9/15/14	11,349	11,724
Entergy Louisiana LLC 1.875% 12/15/14	4,914	4,975
FirstEnergy Corp. 2.75% 3/15/18	7,379	7,072
LG&E and KU Energy LLC 2.125% 11/15/15	15,668	16,002
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	14,889	14,991
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	14,230	14,638
Northeast Utilities 1.45% 5/1/18	2,384	2,294
Pacific Gas & Electric Co. 5.625% 11/30/17	13,827	15,800
Pepco Holdings, Inc. 2.7% 10/1/15	7,191	7,376
Progress Energy, Inc. 6.05% 3/15/14	8,651	8,899
Southern Co. 2.375% 9/15/15	9,325	9,594
Xcel Energy, Inc. 0.75% 5/9/16	20,000	19,750
		152,900
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
1.4% 9/15/17	5,409	5,272
1.95% 8/15/16	5,976	6,075
2.25% 9/1/15	13,949	14,298
2.5756% 9/30/66 (f)	7,611	7,089
NiSource Finance Corp. 5.4% 7/15/14	7,000	7,271
Sempra Energy:
1.0333% 3/15/14 (f)	7,500	7,517
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2% 3/15/14	$ 17,216	$ 17,340
2.3% 4/1/17	8,835	8,933
		73,795
TOTAL UTILITIES		226,695
TOTAL NONCONVERTIBLE BONDS (Cost $3,555,988)		3,571,905
U.S. Government and Government Agency Obligations - 28.3%

U.S. Government Agency Obligations - 7.9%
Fannie Mae:
0.5% 5/27/15	35,156	35,206
0.5% 7/2/15	94,740	94,842
0.5% 9/28/15	360,909	360,849
0.5% 3/30/16	66,767	66,422
0.625% 8/26/16	80,402	79,742
0.875% 2/8/18	3,662	3,543
0.875% 5/21/18	2,993	2,871
1.25% 9/28/16	1,999	2,017
1.625% 10/26/15	30,687	31,400
1.875% 9/18/18	1,483	1,480
Freddie Mac:
0.5% 5/13/16	2,639	2,620
1% 9/29/17	10,906	10,706
1.25% 5/12/17	3,314	3,309
1.75% 9/10/15	9,082	9,313
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		704,320
U.S. Treasury Obligations - 20.3%
U.S. Treasury Notes:
0.25% 7/15/15	133,179	132,841
0.25% 9/15/15	515,000	513,190
0.25% 10/15/15	195,000	194,162
0.375% 1/15/16	155,000	154,382
0.5% 6/15/16	125,000	124,297
0.625% 8/15/16	207,442	206,534
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 11/30/16	$ 330,000	$ 329,485
1.375% 11/30/15	78,944	80,492
1.75% 7/31/15 (e)	79,925	81,973
TOTAL U.S. TREASURY OBLIGATIONS		1,817,356
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	12,000	12,186
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,541,394)		2,533,862
U.S. Government Agency - Mortgage Securities - 2.8%

Fannie Mae - 1.7%
1.975% 10/1/33 (f)	214	223
1.983% 2/1/33 (f)	147	152
2.023% 7/1/35 (f)	58	60
2.031% 12/1/34 (f)	163	170
2.035% 3/1/35 (f)	139	145
2.053% 10/1/33 (f)	102	106
2.175% 3/1/35 (f)	25	26
2.242% 5/1/33 (f)	32	34
2.263% 3/1/35 (f)	1,531	1,596
2.303% 6/1/36 (f)	212	225
2.315% 10/1/35 (f)	183	192
2.332% 3/1/35 (f)	87	91
2.342% 5/1/35 (f)	2,116	2,236
2.371% 12/1/33 (f)	1,067	1,128
2.378% 7/1/34 (f)	99	104
2.391% 7/1/35 (f)	1,820	1,925
2.424% 11/1/36 (f)	315	334
2.429% 12/1/34 (f)	1,151	1,207
2.492% 11/1/34 (f)	9,230	9,811
2.528% 10/1/33 (f)	253	268
2.545% 10/1/41 (f)	4,735	4,865
2.552% 2/1/35 (f)	2,135	2,251
2.593% 11/1/36 (f)	2,655	2,832
2.618% 10/1/35 (f)	8,028	8,484
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.639% 7/1/35 (f)	$ 637	$ 672
2.656% 11/1/34 (f)	1,115	1,179
2.693% 9/1/41 (f)	6,371	6,596
2.733% 8/1/35 (f)	1,750	1,865
2.866% 4/1/35 (f)	3,289	3,500
3.023% 8/1/41 (f)	1,842	1,908
3.193% 1/1/40 (f)	2,985	3,131
3.229% 10/1/35 (f)	402	427
3.25% 2/1/40 (f)	5,296	5,560
3.314% 1/1/40 (f)	6,599	7,043
3.485% 3/1/40 (f)	2,747	2,891
3.5% 1/1/26 to 5/1/27	36,045	37,688
3.517% 12/1/39 (f)	890	944
3.568% 2/1/40 (f)	2,312	2,429
3.607% 3/1/40 (f)	3,100	3,277
4.5% 6/1/19 to 7/1/20	3,035	3,214
5.5% 10/1/17 to 11/1/34	27,810	30,170
6.5% 9/1/13 to 8/1/17	741	769
7% 9/1/14 to 11/1/18	322	341
7.5% 11/1/31	4	5
TOTAL FANNIE MAE		152,074
Freddie Mac - 0.8%
2.432% 4/1/35 (f)	2,924	3,094
2.459% 1/1/35 (f)	94	99
2.652% 6/1/37 (f)	1,814	1,942
2.66% 11/1/35 (f)	1,432	1,513
2.784% 8/1/36 (f)	903	962
2.973% 8/1/41 (f)	4,208	4,370
2.985% 8/1/34 (f)	514	548
3% 8/1/21	11,164	11,502
3.023% 3/1/33 (f)	17	17
3.125% 9/1/41 (f)	2,160	2,238
3.126% 10/1/35 (f)	279	298
3.5% 1/1/26	5,140	5,372
3.562% 4/1/40 (f)	2,315	2,418
3.591% 2/1/40 (f)	3,842	4,059
3.601% 4/1/40 (f)	1,786	1,869
4% 9/1/25 to 4/1/26	11,180	11,818
4.5% 8/1/18 to 11/1/18	11,860	12,498
5% 4/1/20	5,278	5,607
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
8.5% 5/1/27 to 7/1/28	$ 200	$ 238
12% 11/1/19	2	2
TOTAL FREDDIE MAC		70,464
Ginnie Mae - 0.3%
4% 6/15/24 to 3/15/26	21,510	22,740
7% 11/15/27 to 8/15/32	1,691	1,957
TOTAL GINNIE MAE		24,697
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $244,835)		247,235
Asset-Backed Securities - 13.8%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	1,627	1,600
Series 2005-1 Class M1, 0.6541% 4/25/35 (f)	447	403
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8341% 3/25/34 (f)	89	83
Series 2005-HE2 Class M2, 0.8591% 4/25/35 (f)	11	11
Series 2006-OP1 Class M1, 0.4641% 4/25/36 (f)	8,000	1,173
Ally Auto Receivables Trust:
Series 2012-SN1 Class A3, 0.57% 8/20/15	13,591	13,586
Series 2013-1 Class A3, 0.63% 5/15/17	16,486	16,365
Series 2013-SN1 Class A3, 0.72% 5/20/16	13,560	13,553
Ally Master Owner Trust:
Series 2011-3 Class A2, 1.81% 5/15/16	23,340	23,516
Series 2012-1 Class A2, 1.44% 2/15/17	17,510	17,641
Series 2012-2 Class A, 0.6841% 3/15/16 (f)	10,830	10,838
Series 2012-3 Class A2, 1.21% 6/15/17	39,389	39,493
Series 2013-1 Class A2, 1% 2/15/18	20,300	20,189
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	42,670	42,667
Series 2012-5 Class A, 0.59% 5/15/18	21,580	21,486
AmeriCredit Auto Receivables Trust:
Series 2011-1 Class A3, 1.39% 9/8/15	1,303	1,304
Series 2011-3 Class A3, 1.17% 1/8/16	2,576	2,579
Series 2011-5 Class A2, 1.19% 8/8/15	414	414
Series 2012-1 Class A2, 0.91% 10/8/15	1,171	1,172
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Auto Receivables Trust: - continued
Series 2012-2 Class A3, 1.05% 10/11/16	$ 5,480	$ 5,492
Series 2012-5 Class A3, 0.62% 6/8/17	12,680	12,645
Series 2013-1:
Class A2, 0.49% 6/8/16	7,723	7,716
Class A3, 0.61% 10/10/17	17,370	17,268
Series 2013-3 Class A2, 0.68% 10/11/16	8,000	7,990
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 1.0091% 4/25/34 (f)	65	39
Series 2005-R2 Class M1, 0.6341% 4/25/35 (f)	1,020	1,003
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (f)	378	352
Series 2004-W7 Class M1, 1.0091% 5/25/34 (f)	227	211
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (f)	837	301
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.5541% 3/25/36 (f)	8	0*
Bank of America Auto Trust Series 2012-1 Class A3, 0.78% 6/15/16	12,370	12,396
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.591% 9/15/17 (d)(f)	20,000	19,999
Capital One Multi-Asset Execution Trust Series 2013-A1 Class A1, 0.63% 11/15/18	48,779	48,400
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (d)(f)	147	123
Class C, 1.2841% 7/20/39 (d)(f)	229	10
Carmax Auto Owner Trust Series 2012-3 Class A3, 0.52% 7/17/17	6,590	6,571
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (f)	1,214	699
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (d)	2,227	2,226
Chase Issuance Trust Series 2012-A8 Class A8, 0.54% 10/16/17	49,767	49,499
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (d)	194	194
Class A3, 1.1% 8/22/16 (d)	12,070	12,093
Citibank Credit Card Issuance Trust Series 2012-A1 Class A1, 0.55% 10/10/17	24,100	23,980
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.6841% 7/25/34 (f)	302	277
Series 2004-3 Class M4, 1.6391% 4/25/34 (f)	71	53
Series 2004-4 Class M2, 0.9791% 6/25/34 (f)	371	342
Discover Card Master Trust:
Series 2012-A1 Class A1, 0.81% 8/15/17	19,410	19,473
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Discover Card Master Trust: - continued
Series 2012-A3 Class A3, 0.86% 11/15/17	$ 45,681	$ 45,805
Series 2013-A2 Class A2, 0.69% 8/15/18	38,010	37,722
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	8,370	8,403
Fannie Mae Series 2004-T5:
Class AB1, 0.693% 5/28/35 (f)	634	595
Class AB3, 0.9892% 5/28/35 (f)	273	248
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3591% 8/25/34 (f)	196	149
Ford Credit Auto Lease Trust:
Series 2012-A Class A4, 1.03% 4/15/15	18,800	18,895
Series 2012-B Class A3, 0.57% 9/15/15	10,040	10,046
Series 2013-A Class A3, 0.6% 3/15/16	15,260	15,234
Ford Credit Auto Owner Trust:
Series 2012-B Class A3, 0.72% 12/15/16	13,080	13,095
Series 2012-D Class A3, 0.51% 4/15/17	8,640	8,620
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	7,430	7,435
Series 2012-1 Class A, 0.6541% 1/15/16 (f)	27,000	27,018
Series 2012-4 Class A1, 0.74% 9/15/16	20,520	20,541
Series 2013-1 Class A1, 0.85% 1/15/18	18,420	18,357
Series 2013-3 Class A1, 0.79% 6/15/17	10,000	9,981
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6091% 11/25/34 (f)	410	63
Class M5, 1.6841% 11/25/34 (f)	207	5
Series 2005-A:
Class M3, 0.9191% 1/25/35 (f)	639	493
Class M4, 1.2041% 1/25/35 (f)	245	56
Series 2006-A Class M1, 0.4841% 5/25/36 (f)	13	0*
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (d)(f)	1,714	1,338
GE Business Loan Trust:
Series 2003-1 Class A, 0.6141% 4/15/31 (d)(f)	51	48
Series 2006-2A:
Class A, 0.3641% 11/15/34 (d)(f)	159	144
Class B, 0.4641% 11/15/34 (d)(f)	57	48
Class C, 0.5641% 11/15/34 (d)(f)	96	69
Class D, 0.9341% 11/15/34 (d)(f)	36	23
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	16,310	16,391
Series 2012-4 Class A, 0.4841% 6/15/18 (f)	20,430	20,429
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Credit Card Master Note Trust: - continued
Series 2012-5 Class A, 0.95% 6/15/18	$ 22,680	$ 22,751
GE Equipment Small Ticket LLC:
Series 2012-1 Class A3, 1.04% 9/21/15 (d)	6,910	6,927
Series 2013-1A Class A3, 1.02% 2/24/17 (d)	10,000	9,992
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16	28,820	28,728
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7341% 9/25/46 (d)(f)	7,631	7,592
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5041% 8/25/33 (f)	82	79
Series 2003-3 Class M1, 1.4741% 8/25/33 (f)	401	366
Series 2003-5 Class A2, 0.8841% 12/25/33 (f)	205	184
Series 2004-1 Class M2, 1.8841% 6/25/34 (f)	313	242
Honda Auto Receivables Owner Trust Series 2012-2 Class A3, 0.7% 2/16/16	10,780	10,798
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (f)	902	424
Hyundai Auto Lease Securitization Trust:
Series 2011-A Class A3, 1.02% 8/15/14 (d)	1,628	1,629
Series 2013-A Class A3, 0.66% 6/15/16 (d)	17,220	17,196
Hyundai Auto Receivables Trust Series 2013-B Class A3, 0.71% 9/15/17	15,760	15,728
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.541% 5/15/18 (d)(f)	13,740	13,666
John Deere Owner Trust:
Series 2011-A:
Class A3, 1.29% 1/15/16	3,918	3,928
Class A4, 1.96% 4/16/18	9,522	9,614
Series 2013-A Class A3, 0.6% 3/15/17	11,000	10,954
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4841% 7/25/36 (f)	49	3
Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (f)	903	878
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6061% 12/27/29 (f)	256	251
Series 2006-A Class 2C, 1.4261% 3/27/42 (f)	516	78
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.3341% 7/25/36 (f)	8,984	4,037
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (f)	366	7
Mercedes-Benz Auto Lease Trust Series 2013-A Class A3, 0.59% 2/15/16	15,930	15,909
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	11,240	11,231
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	$ 28,110	$ 27,946
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9341% 7/25/34 (f)	35	28
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1591% 7/25/34 (f)	102	88
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (f)	452	435
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (f)	1,116	1,031
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (f)	367	360
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (f)	269	251
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (f)	280	114
Series 2006-NC4 Class A2D, 0.4241% 6/25/36 (f)	7,135	3,884
Nissan Auto Lease Trust:
Series 2012-B Class A4, 0.74% 9/17/18	4,773	4,771
Series 2013-A Class A3, 0.61% 4/15/16	18,085	18,019
Nissan Auto Receivables Trust Series 2013-B Class A3, 0.84% 11/15/17	13,513	13,497
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.661% 5/15/17 (f)	31,257	31,332
Series 2013-A Class A, 0.491% 2/15/18 (f)	16,000	15,980
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0138% 10/30/45 (f)	1,764	1,707
Ocala Funding LLC:
Series 2005-1A Class A, 1.6841% 3/20/10 (b)(d)(f)	381	0
Series 2006-1A Class A, 1.5841% 3/20/11 (b)(d)(f)	792	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (f)	3,309	2,779
Class M4, 1.6341% 9/25/34 (f)	460	139
Series 2005-WCH1 Class M4, 1.0141% 1/25/36 (f)	994	845
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (f)	3	3
Santander Drive Auto Receivables Trust:
Series 2011-4 Class A2, 1.37% 3/16/15	422	422
Series 2012-1 Class A2, 1.25% 4/15/15	1,338	1,339
Series 2012-2 Class A2, 0.91% 5/15/15	3,174	3,175
Series 2012-3 Class A3, 1.08% 4/15/16	6,050	6,063
Series 2012-4 Class A3, 1.04% 8/15/16	11,240	11,278
Series 2012-5 Class A3, 0.83% 12/15/16	9,120	9,114
Series 2013-1 Class A2, 0.48% 2/16/16	15,657	15,648
Series 2013-2 Class A3, 0.7% 9/15/17	10,000	9,947
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Santander Drive Auto Receivables Trust: - continued
Series 2013-4:
Class A2, 0.89% 9/15/16	$ 10,570	$ 10,577
Class A3, 1.11% 12/15/17	9,300	9,297
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9791% 3/25/35 (f)	737	673
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8533% 6/15/33 (f)	1,265	876
Class C, 1.2233% 6/15/33 (f)	5,232	3,983
Series 2004-B:
Class A2, 0.4733% 6/15/21 (f)	4,710	4,633
Class C, 1.1433% 9/15/33 (f)	7,197	5,662
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.4641% 9/25/19 (f)	17,275	17,206
Series 2013-1 Class A2, 0.4341% 9/25/19 (f)	22,000	21,838
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9091% 9/25/34 (f)	36	25
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	75	75
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (f)	386	364
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8309% 4/6/42 (d)(f)	271	8
Volkswagen Auto Lease Trust Series 2013-A Class A3, 0.84% 7/20/16	11,590	11,588
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0659% 10/25/44 (d)(f)	5,586	4,944
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	5,880	5,897
TOTAL ASSET-BACKED SECURITIES (Cost $1,256,828)		1,229,709
Collateralized Mortgage Obligations - 5.8%

Private Sponsor - 1.6%
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4444% 8/28/47 (d)(f)	2,255	2,247
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	426	426
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2841% 12/20/54 (f)	49	43
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A:
Class A5, 0.3241% 12/20/54 (d)(f)	$ 26,212	$ 25,730
Class C2, 1.3841% 12/20/54 (d)(f)	4,170	3,657
Series 2006-2:
Class A4, 0.2641% 12/20/54 (f)	3,913	3,841
Class C1, 1.1241% 12/20/54 (f)	15,090	13,234
Class M2, 0.6441% 12/20/54 (f)	3,000	2,708
Series 2006-3 Class C2, 1.1841% 12/20/54 (f)	6,611	5,798
Series 2006-4:
Class A4, 0.2841% 12/20/54 (f)	7,114	6,983
Class B1, 0.3641% 12/20/54 (f)	13,366	12,344
Class C1, 0.9441% 12/20/54 (f)	8,172	7,167
Class M1, 0.5241% 12/20/54 (f)	3,521	3,178
Series 2007-1:
Class 1C1, 0.7841% 12/20/54 (f)	1,340	1,175
Class 1M1, 0.4841% 12/20/54 (f)	881	795
Class 2C1, 1.0441% 12/20/54 (f)	610	535
Class 2M1, 0.6841% 12/20/54 (f)	1,132	1,022
Class 3A1, 0.3841% 12/20/54 (f)	7,256	7,122
Series 2007-2 Class 2C1, 1.0441% 12/17/54 (f)	1,568	1,375
Granite Mortgages Series 2003-2 Class 1A3, 0.7662% 7/20/43 (f)	7,631	7,506
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6662% 1/20/44 (f)	1,918	1,886
Class 1C, 2.7162% 1/20/44 (f)	2,644	2,523
Series 2004-1 Class 2A1, 0.5923% 3/20/44 (f)	23,695	23,305
Series 2004-3 Class 2A1, 0.5523% 9/20/44 (f)	7,394	7,272
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (f)	403	300
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (f)	666	569
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.535% 7/10/35 (d)(f)	337	310
Class B6, 3.035% 7/10/35 (d)(f)	40	37
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (d)(f)	$ 16	$ 15
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (f)	20	19
TOTAL PRIVATE SPONSOR		143,122
U.S. Government Agency - 4.2%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6841% 9/25/23 (f)	1,035	1,040
Series 2010-86 Class FE, 0.6341% 8/25/25 (f)	3,030	3,052
Series 2013-9 Class FA, 0.5341% 3/25/42 (f)	23,419	23,431
floater planned amortization class Series 2005-90 Class FC, 0.4341% 10/25/35 (f)	4,782	4,793
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	10,713	11,456
planned amortization class Series 2012-94 Class E, 3% 6/25/22	5,688	5,882
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	969	1,065
Series 2002-56 Class MC, 5.5% 9/25/17	419	440
Series 2003-76 Class BA, 4.5% 3/25/18	1,026	1,050
Series 2009-31 Class A, 4% 2/25/24	1,655	1,721
Series 2010-135 Class DE, 2.25% 4/25/24	5,662	5,719
Series 2011-16 Class FB, 0.3341% 3/25/31 (f)	13,704	13,725
Series 2010-123 Class DL, 3.5% 11/25/25	2,846	2,967
Series 2010-143 Class B, 3.5% 12/25/25	4,459	4,681
Series 2011-23 Class AB, 2.75% 6/25/20	3,626	3,728
Series 2011-88 Class AB, 2.5% 9/25/26	4,839	4,955
Series 2013-40 Class PV, 2% 1/25/26	13,842	13,970
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4341% 2/15/26 (f)	7,951	7,960
Freddie Mac:
floater:
Series 2711 Class FC, 1.0841% 2/15/33 (f)	8,704	8,869
Series 3346 Class FA, 0.4141% 2/15/19 (f)	16,610	16,621
Series 3879 Class AF, 0.6141% 6/15/41 (f)	12,603	12,657
floater planned amortization class:
Series 2953 Class LF, 0.4841% 12/15/34 (f)	3,548	3,553
Series 3117 Class JF, 0.4841% 2/15/36 (f)	5,266	5,277
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
floater sequential payer Series 3325:
Class FM, 0.6141% 5/15/37 (f)	$ 6,322	$ 6,347
Class FN, 0.6141% 5/15/37 (f)	6,322	6,347
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	13,912	14,036
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	831	878
Series 2394 Class KD, 6% 12/15/16	409	430
Series 2417 Class EH, 6% 2/15/17	264	279
Series 2535 Class PC, 6% 9/15/32	565	580
Series 2866 Class XE, 4% 12/15/18	2,157	2,203
Series 3763 Class QA, 4% 4/15/34	7,047	7,414
Series 3792 Class DF, 0.5841% 11/15/40 (f)	17,821	17,886
Series 3820 Class DA, 4% 11/15/35	6,332	6,701
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	1,060	1,080
Series 2915 Class DC, 4.5% 3/15/19	175	175
Series 3573 Class LC, 1.85% 8/15/14	830	830
Series 3659 Class EJ 3% 6/15/18	7,609	7,777
Series 3696 Class AE, 1.2% 7/15/15	2,632	2,639
Series 3949 Class MK, 4.5% 10/15/34	4,660	4,943
Series 4221-CLS Class GA, 1.4% 7/15/23	24,979	24,862
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-116 Class KF, 0.7219% 12/16/39 (f)	4,620	4,650
Series 2012-113 Class FJ, 0.4341% 1/20/42 (f)	10,234	10,254
Series 2012-149:
Class LF, 0.4341% 12/20/42 (f)	8,392	8,371
Class MF, 0.4341% 12/20/42 (f)	21,423	21,369
Series 2012-97 Class JF, 0.4419% 8/16/42 (f)	10,144	10,195
Series 2013-37 Class F, 0.4541% 3/20/43 (f)	6,030	6,027
Series 2013-9 Class F, 0.4341% 1/20/43 (f)	15,211	15,248
floater planned amortization class Series 2005-47 Class FX, 0.3341% 5/20/34 (f)	20,232	20,224
floater sequential payer:
Series 2010-120 Class FB 0.4841% 9/20/35 (f)	6,368	6,389
Series 2011-150 Class D, 3% 4/20/37	3,096	3,151
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	$ 2,252	$ 2,282
Series 2010-99 Class PT, 3.5% 8/20/33	2,863	2,906
TOTAL U.S. GOVERNMENT AGENCY		375,085
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $509,254)		518,207
Commercial Mortgage Securities - 7.2%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3471% 2/14/43 (f)(g)	2,099	63
Banc of America Commercial Mortgage Trust Series 2006-4 Class A1A, 5.617% 7/10/46 (f)	14,846	16,314
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3341% 8/15/29 (d)(f)	23,500	23,534
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0341% 12/25/33 (d)(f)	33	24
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (d)(f)	3,034	2,491
Class B1, 1.5841% 1/25/36 (d)(f)	238	50
Class M1, 0.6341% 1/25/36 (d)(f)	968	539
Class M2, 0.6541% 1/25/36 (d)(f)	315	165
Class M3, 0.6841% 1/25/36 (d)(f)	417	215
Class M4, 0.7941% 1/25/36 (d)(f)	232	112
Class M5, 0.8341% 1/25/36 (d)(f)	232	82
Class M6, 0.8841% 1/25/36 (d)(f)	235	71
Series 2006-3A Class M4, 0.6141% 10/25/36 (d)(f)	70	11
Series 2007-1 Class A2, 0.4541% 3/25/37 (d)(f)	1,860	1,215
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (d)(f)	343	265
Class A2, 0.5041% 7/25/37 (d)(f)	321	161
Class M1, 0.5541% 7/25/37 (d)(f)	114	31
Class M2, 0.5941% 7/25/37 (d)(f)	64	11
Class M3, 0.6741% 7/25/37 (d)(f)	64	6
Class M4, 0.8341% 7/25/37 (d)(f)	125	5
Class M5, 0.9341% 7/25/37 (d)(f)	37	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class A2, 0.4741% 7/25/37 (d)(f)	$ 444	$ 277
Class M1, 0.4941% 7/25/37 (d)(f)	334	158
Class M2, 0.5241% 7/25/37 (d)(f)	359	104
Class M3, 0.5541% 7/25/37 (d)(f)	582	134
Class M4, 0.6841% 7/25/37 (d)(f)	913	185
Class M5, 0.7841% 7/25/37 (d)(f)	463	67
Class M6, 0.9841% 7/25/37 (d)(f)	307	37
Series 2007-4A:
Class A2, 0.7341% 9/25/37 (d)(f)	4,130	1,033
Class M1, 1.1341% 9/25/37 (d)(f)	651	61
Class M2, 1.2341% 9/25/37 (d)(f)	651	50
Class M4, 1.7841% 9/25/37 (d)(f)	720	35
Series 2006-2A Class IO, 0% 7/25/36 (d)(g)	30,416	281
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.4351% 3/11/39 (f)	3,320	3,372
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4341% 3/15/22 (d)(f)	303	288
Class E, 0.4841% 3/15/22 (d)(f)	1,576	1,466
Class F, 0.5341% 3/15/22 (d)(f)	967	880
Class G, 0.5841% 3/15/22 (d)(f)	248	221
Class H, 0.7341% 3/15/22 (d)(f)	303	263
Class J, 0.8841% 3/15/22 (d)(f)	303	256
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	8,765	9,191
Series 2006-T22 Class A1A, 5.5802% 4/12/38 (f)	15,310	16,728
Series 2005-PWR9 Class X2, 0.3649% 9/11/42 (d)(f)(g)	95,047	1
Series 2005-T18 Class A4, 4.933% 2/13/42	12,151	12,683
Series 2006-PW12 Class A1A, 5.7076% 9/11/38 (f)	11,348	12,496
Series 2006-T24 Class X2, 0.4448% 10/12/41 (d)(f)(g)	705	0*
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (d)(f)	3,389	3,169
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	9,992	11,209
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.198% 5/15/35 (d)(f)(g)	24,410	392
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.351% 5/15/30 (d)(f)	$ 12,910	$ 12,878
Citigroup / Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4, 5.2184% 7/15/44 (f)	5,050	5,411
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	6,567	6,500
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD2 Class A1B, 5.3048% 1/15/46 (f)	23,459	25,300
Series 2006-CD3 Class X3, 0.4848% 10/15/48 (f)(g)	197,270	83
COMM Mortgage Trust pass-thru certificates sequential payer Series 2006-C7 Class A1A, 5.7361% 6/10/46 (f)	12,597	13,852
COMM pass-thru certificates:
floater Series 2005-F10A Class J, 1.0341% 4/15/17 (d)(f)	85	82
sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	10,980	12,049
Series 2006-C8 Class XP, 0.4666% 12/10/46 (f)(g)	3,333	5
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	37,830	38,392
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	3,262	3,244
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6595% 12/15/39 (f)(g)	157,690	282
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class AX, 1.1621% 8/15/36 (f)(g)	7,956	8
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.3541% 2/15/22 (d)(f)	1,256	1,235
0.4541% 2/15/22 (d)(f)	448	435
Class F, 0.5041% 2/15/22 (d)(f)	897	863
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	1,627	1,645
Del Coronado Trust floater Series 2013-HDC Class A, 0.992% 3/15/26 (d)(f)	5,000	4,985
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9859% 12/5/31 (d)(f)	6,900	6,894
Class A2FL, 0.8859% 12/5/31 (d)(f)	9,010	8,944
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	8,303	8,357
sequential payer Series K501 Class A1, 1.337% 6/25/16	10,574	10,607
Series K707 Class A1, 1.615% 9/25/18	11,418	11,478
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.292% 3/10/44 (f)	$ 11,890	$ 12,812
Series 2001-1 Class X1, 2.0442% 5/15/33 (d)(f)(g)	3,192	41
Series 2006-C1 Class A1A, 5.292% 3/10/44 (f)	8,209	8,900
Series 2007-C1 Class XP, 0.1582% 12/10/49 (f)(g)	2,162	3
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	8,290	8,520
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (d)(f)	8,330	8,199
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(f)	1,171	1,172
Class C, 2.0056% 3/6/20 (d)(f)	11,881	11,911
Class D, 2.2018% 3/6/20 (d)(f)	1,390	1,394
Class E, 2.4764% 3/6/20 (d)(f)	1,905	1,911
Class F, 2.6334% 3/6/20 (d)(f)	967	969
Class G, 2.7903% 3/6/20 (d)(f)	479	480
Class H, 3.3004% 3/6/20 (d)(f)	799	803
Class J, 4.0852% 3/6/20 (d)(f)	1,146	1,149
sequential payer Series 2004-GG2 Class A6, 5.396% 8/10/38 (f)	8,579	8,767
Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (f)	7,667	8,318
Class A2, 5.506% 4/10/38	3,305	3,326
GS Mortgage Securities Corp. Trust:
Series 2013- C, 2.974% 1/10/30 (d)	2,330	2,336
Series 2013-KYO Class A, 1.035% 11/8/29 (d)(f)	14,820	14,691
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	5,396	5,922
Class A2, 5.479% 11/10/39	483	484
Series 2011-GC5 Class A1, 1.468% 8/10/44 (f)	4,823	4,849
Series 2012-GC6 Class A1, 1.282% 1/10/45	2,230	2,234
Series 2013-GC12 Class A1, 0.742% 6/10/46 (f)	6,473	6,383
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(f)	3,385	3,381
Series 2003-CB7 Class A4, 4.879% 1/12/38 (f)	613	615
Series 2012-C6 Class A1, 1.0305% 5/15/45	6,404	6,378
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FLA2:
Class A2, 0.3141% 11/15/18 (d)(f)	$ 1,426	$ 1,413
Class D, 0.4141% 11/15/18 (d)(f)	85	81
Class E, 0.4641% 11/15/18 (d)(f)	121	115
Class F, 0.5141% 11/15/18 (d)(f)	182	173
Class G, 0.5441% 11/15/18 (d)(f)	158	150
Class H, 0.6841% 11/15/18 (d)(f)	121	114
Series 2013-FL3 Class A1, 0.9841% 4/15/28 (d)(f)	12,570	12,476
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	3,678	3,692
Series 2007-LD11 Class A2, 5.7987% 6/15/49 (f)	3,667	3,754
Series 2013-C10, Class A1, 0.7302% 12/15/47	4,543	4,473
Series 2006-LDP7 Class A1A, 5.8629% 4/15/45 (f)	17,475	19,272
JPMorgan Chase Commercial Mortgage Trust Series 13-LC11 Class A1, 0.7664% 4/15/46	10,369	10,170
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	10,735	11,142
Series 2006-C1 Class A2, 5.084% 2/15/31	23	23
Series 2007-C6 Class A2, 5.845% 7/15/40	2,378	2,371
Series 2004-C8, 4.799% 12/15/29	7,835	8,057
Series 2006-C6 Class XCP, 0.673% 9/15/39 (f)(g)	86,906	23
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (f)(g)	30,852	59
Series 2007-C2 Class XCP, 0.4779% 2/15/40 (f)(g)	143,153	472
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5241% 9/15/21 (d)(f)	2,254	2,186
Class G, 0.5441% 9/15/21 (d)(f)	1,521	1,459
Class H, 0.5841% 9/15/21 (d)(f)	392	369
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7234% 7/9/21 (d)(f)	2,040	2,006
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	11	11
Series 2005-CKI1 Class A1A, 5.282% 11/12/37 (f)	4,012	4,296
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	901	903
Series 2006-4 Class XP, 0.6175% 12/12/49 (f)(g)	64,474	533
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	7,438	7,429
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.384% 7/15/19 (d)(f)	$ 241	$ 181
Series 2007-XLFA:
Class A2, 0.284% 10/15/20 (d)(f)	4,103	4,074
Class B, 0.314% 10/15/20 (d)(f)	202	200
Class C, 0.344% 10/15/20 (d)(f)	2,400	2,340
Class D, 0.374% 10/15/20 (d)(f)	1,889	1,819
Class E, 0.434% 10/15/20 (d)(f)	562	530
Class F, 0.484% 10/15/20 (d)(f)	337	315
Class G, 0.524% 10/15/20 (d)(f)	417	385
Class H, 0.614% 10/15/20 (d)(f)	262	229
Class J, 0.764% 10/15/20 (d)(f)	152	58
sequential payer:
Series 2007-IQ14 Class A2, 5.61% 4/15/49	3,262	3,265
Series 2012-C4 Class A1, 1.085% 3/15/45	6,250	6,258
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (f)	8,508	9,290
Series 2011-C3 Class A1, 2.178% 7/15/49	2,061	2,068
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	69	69
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	4,205	4,208
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	5,428	5,377
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (d)(f)	1,026	944
Class G, 0.5441% 9/15/21 (d)(f)	1,198	1,102
Class J, 0.7841% 9/15/21 (d)(f)	266	226
Series 2007-WHL8 Class F, 0.6641% 6/15/20 (d)(f)	2,172	1,938
Series 2003-C9 Class A4, 5.012% 12/15/35	6,655	6,678
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (f)	15,197	16,385
Class A5, 5.416% 1/15/45 (f)	15,350	16,713
Series 2006-C24 Class A1A, 5.557% 3/15/45 (f)	9,020	9,753
Series 2007-C30 Class XP, 0.4764% 12/15/43 (d)(f)(g)	176,838	432
Series 2007-C31A Class A2, 5.421% 4/15/47	5,305	5,313
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	15,084	14,991
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	$ 1,964	$ 1,975
Series 2012-C8 Class A1, 0.864% 8/15/45	4,316	4,277
Series 2013-C13 Class A1, 0.778% 5/15/45	3,796	3,741
WF-RBS Commercial Mortgage Trust 2013-C14 Series 2013-C14 Class A1, 0.836% 6/15/46	3,902	3,837
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $661,594)		646,073
Municipal Securities - 0.6%

Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	35,250	36,438
Series 2011, 4.511% 3/1/15	14,745	15,332
TOTAL MUNICIPAL SECURITIES (Cost $52,098)		51,770
Foreign Government and Government Agency Obligations - 0.4%

Ontario Province 1% 7/22/16	30,000	29,911
United Mexican States 6.625% 3/3/15	8,200	8,856
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $38,745)		38,767
Commercial Paper - 0.2%

Vodafone Group PLC yankee 0.77% 12/30/13 (Cost $14,962)	15,000	14,982
Money Market Funds - 0.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (a) (Cost $73,706)	73,705,818	$ 73,706
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $8,949,404)		8,926,216
NET OTHER ASSETS (LIABILITIES) - 0.1%		11,971
NET ASSETS - 100%		$ 8,938,187
Swaps

Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 288	$ (186)	$ 0	$ (186)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $913,727,000 or 10.2% of net assets.

(e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,103,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,256,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 2,189
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 91
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,571,905	$ -	$ 3,569,649	$ 2,256
U.S. Government and Government Agency Obligations	2,533,862	-	2,533,862	-
U.S. Government Agency - Mortgage Securities	247,235	-	247,235	-
Asset-Backed Securities	1,229,709	-	1,213,907	15,802
Collateralized Mortgage Obligations	518,207	-	517,860	347
Commercial Mortgage Securities	646,073	-	645,892	181
Municipal Securities	51,770	-	51,770	-
Foreign Government and Government Agency Obligations	38,767	-	38,767	-
Commercial Paper	14,982	-	14,982	-
Money Market Funds	73,706	73,706	-	-
Total Investments in Securities:	$ 8,926,216	$ 73,706	$ 8,833,924	$ 18,586
Derivative Instruments:
Liabilities
Swaps	$ (186)	$ -	$ (186)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (186)
Total Value of Derivatives	$ -	$ (186)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.5%
United Kingdom	4.5%
Canada	2.5%
Netherlands	1.4%
Australia	1.3%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,875,698)	$ 8,852,510
Fidelity Central Funds (cost $73,706)	73,706
Total Investments (cost $8,949,404)		$ 8,926,216
Receivable for investments sold		22,445
Receivable for swaps		1
Receivable for fund shares sold		3,148
Interest receivable		28,432
Distributions receivable from Fidelity Central Funds		8
Receivable from investment adviser for expense reductions		1
Other receivables		79
Total assets		8,980,330

Liabilities
Payable to custodian bank	$ 64
Payable for investments purchased	30,653
Payable for fund shares redeemed	7,708
Distributions payable	224
Bi-lateral OTC swaps, at value	186
Accrued management fee	2,342
Other affiliated payables	886
Other payables and accrued expenses	80
Total liabilities		42,143

Net Assets		$ 8,938,187
Net Assets consist of:
Paid in capital		$ 9,232,852
Distributions in excess of net investment income		(1,145)
Accumulated undistributed net realized gain (loss) on investments		(270,146)
Net unrealized appreciation (depreciation) on investments		(23,374)
Net Assets		$ 8,938,187

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($7,250,676 ÷ 848,054 shares)	$ 8.55

Class F: Net Asset Value, offering price and redemption price per share ($1,687,511 ÷ 197,449 shares)	$ 8.55

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Interest		$ 115,139
Income from Fidelity Central Funds		91
Total income		115,230

Expenses
Management fee	$ 27,750
Transfer agent fees	7,336
Fund wide operations fee	3,153
Independent trustees' compensation	34
Miscellaneous	21
Total expenses before reductions	38,294
Expense reductions	(7)	38,287
Net investment income (loss)		76,943
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,940
Swaps	13
Total net realized gain (loss)		18,953
Change in net unrealized appreciation (depreciation) on: Investment securities	(60,004)
Swaps	(38)
Total change in net unrealized appreciation (depreciation)		(60,042)
Net gain (loss)		(41,089)
Net increase (decrease) in net assets resulting from operations		$ 35,854

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 76,943	$ 102,183
Net realized gain (loss)	18,953	26,607
Change in net unrealized appreciation (depreciation)	(60,042)	34,481
Net increase (decrease) in net assets resulting from operations	35,854	163,271
Distributions to shareholders from net investment income	(73,882)	(108,302)
Share transactions - net increase (decrease)	210,824	(37,695)
Total increase (decrease) in net assets	172,796	17,274

Net Assets
Beginning of period	8,765,391	8,748,117
End of period (including distributions in excess of net investment income of $1,145 and undistributed net investment income of $1,019, respectively)	$ 8,938,187	$ 8,765,391

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Term Bond

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 8.53	$ 8.48	$ 8.22	$ 8.31
Income from Investment Operations
Net investment income (loss) B	.073	.098	.127	.186	.260
Net realized and unrealized gain (loss)	(.043)	.066	.052	.264	(.097)
Total from investment operations	.030	.164	.179	.450	.163
Distributions from net investment income	(.070)	(.104)	(.129)	(.190)	(.253)
Net asset value, end of period	$ 8.55	$ 8.59	$ 8.53	$ 8.48	$ 8.22
Total Return A	.35%	1.94%	2.13%	5.53%	2.07%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.85%	1.15%	1.50%	2.23%	3.22%
Supplemental Data
Net assets, end of period (in millions)	$ 7,251	$ 7,494	$ 7,952	$ 7,774	$ 6,333
Portfolio turnover rate D	68%	71%	223%	233% F	264% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.58	$ 8.53	$ 8.48	$ 8.22	$ 8.10
Income from Investment Operations
Net investment income (loss) D	.082	.106	.135	.193	.042
Net realized and unrealized gain (loss)	(.033)	.056	.053	.265	.121
Total from investment operations	.049	.162	.188	.458	.163
Distributions from net investment income	(.079)	(.112)	(.138)	(.198)	(.043)
Net asset value, end of period	$ 8.55	$ 8.58	$ 8.53	$ 8.48	$ 8.22
Total Return B, C	.57%	1.92%	2.23%	5.63%	2.01%
Ratios to Average Net Assets E, H
Expenses before reductions	.35%	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35% A
Net investment income (loss)	.95%	1.25%	1.60%	2.33%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,687,511	$ 1,271,542	$ 796,166	$ 344,203	$ 398
Portfolio turnover rate F	68%	71%	223%	233% I	264% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, in-kind transactions, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 67,053
Gross unrealized depreciation	(89,140)
Net unrealized appreciation (depreciation) on securities and other investments	$ (22,087)

Tax Cost	$ 8,948,303

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (266,699)
Net unrealized appreciation (depreciation)	$ (22,273)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration

2017	$ (124,501)
2018	(142,198)
Total capital loss carryforward	$ (266,699)

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 73,882	$ 108,302

Annual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and

Annual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ 13	$ (38)
Totals (a)	$ 13	$ (38)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,450,637 and $2,544,053, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $43.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $6.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Short-Term Bond	$ 60,146	$ 94,724
Class F	13,736	13,578
Total	$ 73,882	$ 108,302

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Short-Term Bond
Shares sold	248,231	278,483	$ 2,132,549	$ 2,373,490
Reinvestment of distributions	6,649	10,481	57,106	89,349
Shares redeemed	(279,723)	(348,090)	(2,402,530)	(2,967,200)
Net increase (decrease)	(24,843)	(59,126)	$ (212,875)	$ (504,361)
Class F
Shares sold	63,670	64,594	$ 547,058	$ 549,949
Reinvestment of distributions	1,600	1,592	13,736	13,578
Shares redeemed	(15,988)	(11,370)	(137,095)	(96,861)
Net increase (decrease)	49,282	54,816	$ 423,699	$ 466,666

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and the Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 38% of the total outstanding shares of the fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Term Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 16, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse

Annual Report

experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Informantion (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 8.72% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $40,599,272 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STP-UANN-1013
1.784728.111

Fidelity®

Short-Term Bond

Fund -
Class F

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class F A	0.57%	2.47%	2.34%

A The initial offering of Class F shares took place on June 26, 2009. Returns prior to June 26, 2009, are those of Fidelity® Short Term Bond Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Term Bond Fund - Class F on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-3 Year Government/Credit Bond Index performed over the same period. See footnote A above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Investment-grade credit also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from Robert Galusza and Robin Foley, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Short-Term Bond Fund: For the year, the fund's Class F shares returned 0.57%, versus 0.45% for the Barclays® U.S. 1-3 Year Government/Credit Bond Index. Relative to the benchmark, sector selection driven by a substantial overweighting in corporate bonds helped the fund's performance. Within our corporate holdings, an emphasis on the financials sector contributed the most, followed by more-modest contributions from investments in industrial and utility bonds. Out-of-benchmark positions in asset-backed securities, commercial mortgage-backed securities and government-agency-backed collateralized mortgage obligations also bolstered the fund's return. On the downside, our allocation to U.S. Treasuries lagged the index and notably detracted. An underweighting in government-agency-backed debentures slightly dampened relative performance, as did unfavorable yield-curve positioning. During the period, the fund's Treasury allocation was meaningfully reduced in order to fund an increased allocation to corporate credit.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 998.00	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Class F	.35%
Actual		$ 1,000.00	$ 998.50	$ 1.76
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Government and U.S. Government Agency Obligations† 35.6%	U.S. Government and U.S. Government Agency Obligations† 36.4%
AAA 20.7%	AAA 20.0%
AA 7.9%	AA 8.2%
A 15.8%	A 15.2%
BBB 18.1%	BBB 17.9%
BB and Below 0.8%	BB and Below 0.8%
Not Rated†† 0.0%	Not Rated 0.3%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2013
6 months ago
Years	2.3	2.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	1.9	1.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013 *	As of February 28, 2013 **
Corporate Bonds 40.0%	Corporate Bonds 39.6%
U.S. Government and U.S. Government Agency Obligations† 35.6%	U.S. Government and U.S. Government Agency Obligations† 36.4%
Asset-Backed Securities 13.8%	Asset-Backed Securities 14.4%
CMOs and Other Mortgage Related Securities 8.5%	CMOs and Other Mortgage Related Securities 6.6%
Municipal Bonds 0.6%	Municipal Bonds 0.4%
Other Investments 0.4%	Other Investments 1.4%
Short-Term Investments and Net Other Assets (Liabilities) 1.1%	Short-Term Investments and Net Other Assets (Liabilities) 1.2%
* Foreign investments 12.5%	** Foreign investments 13.8%
* Futures and Swaps (0.0)%††	** Futures and Swaps (0.0)%††

† Includes NCUA Guaranteed Notes
†† Amount represents less than 0.1%

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.7%
Automobiles - 1.3%
Daimler Finance North America LLC:
0.8699% 1/9/15 (d)(f)	$ 6,730	$ 6,751
1.25% 1/11/16 (d)	10,000	9,960
1.3% 7/31/15 (d)	17,811	17,875
1.45% 8/1/16 (d)	5,906	5,880
1.65% 4/10/15 (d)	8,910	8,985
1.875% 9/15/14 (d)	8,785	8,883
1.95% 3/28/14 (d)	16,316	16,409
2.3% 1/9/15 (d)	8,860	8,998
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	9,139	8,917
1.625% 3/22/15 (d)	16,952	17,131
2.375% 3/22/17 (d)	8,440	8,571
		118,360
Media - 1.4%
COX Communications, Inc. 5.5% 10/1/15	3,080	3,327
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	15,023
NBC Universal, Inc.:
2.875% 4/1/16	8,800	9,189
3.65% 4/30/15	15,820	16,570
NBCUniversal Enterprise, Inc. 0.8051% 4/15/16 (d)(f)	20,000	20,066
News America, Inc. 5.3% 12/15/14	9,474	10,014
Thomson Reuters Corp. 0.875% 5/23/16	4,387	4,354
Time Warner Cable, Inc. 5.85% 5/1/17	10,000	10,875
Time Warner, Inc. 3.15% 7/15/15	11,388	11,852
Viacom, Inc. 1.25% 2/27/15	10,835	10,862
Walt Disney Co. 1.1% 12/1/17	7,616	7,415
		119,547
TOTAL CONSUMER DISCRETIONARY		237,907
CONSUMER STAPLES - 2.9%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	20,514	20,416
Anheuser-Busch InBev Worldwide, Inc. 0.8% 7/15/15	17,658	17,681
Beam, Inc.:
1.75% 6/15/18	3,525	3,429
1.875% 5/15/17	10,289	10,259
FBG Finance Ltd. 5.125% 6/15/15 (d)	6,866	7,365
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Fortune Brands, Inc. 5.375% 1/15/16	$ 3,377	$ 3,677
Heineken NV:
0.8% 10/1/15 (d)	12,017	11,973
1.4% 10/1/17 (d)	4,476	4,339
PepsiCo, Inc. 0.4721% 2/26/16 (f)	12,500	12,506
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	18,776	19,106
		110,751
Food & Staples Retailing - 0.3%
Wal-Mart Stores, Inc. 2.25% 7/8/15	9,508	9,786
Walgreen Co.:
1% 3/13/15	13,123	13,161
1.8% 9/15/17	5,572	5,523
		28,470
Food Products - 0.8%
ConAgra Foods, Inc. 1.3% 1/25/16	24,834	24,987
General Mills, Inc.:
0.875% 1/29/16	7,655	7,592
1.55% 5/16/14	9,300	9,364
Kellogg Co. 0.4947% 2/13/15 (f)	13,333	13,339
Kraft Foods Group, Inc. 1.625% 6/4/15	17,580	17,826
		73,108
Tobacco - 0.5%
Altria Group, Inc. 4.125% 9/11/15	19,900	21,143
Reynolds American, Inc.:
1.05% 10/30/15	9,807	9,805
6.75% 6/15/17	11,767	13,541
		44,489
TOTAL CONSUMER STAPLES		256,818
ENERGY - 2.1%
Energy Equipment & Services - 0.1%
Cameron International Corp. 1.6% 4/30/15	6,703	6,743
FMC Technologies, Inc. 2% 10/1/17	1,126	1,104
		7,847
Oil, Gas & Consumable Fuels - 2.0%
BG Energy Capital PLC 2.875% 10/15/16 (d)	8,959	9,308
Canadian Natural Resources Ltd. 1.45% 11/14/14	16,337	16,451
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cenovus Energy, Inc. 4.5% 9/15/14	$ 11,287	$ 11,721
Enterprise Products Operating LP 1.25% 8/13/15	6,656	6,686
Marathon Petroleum Corp. 3.5% 3/1/16	11,885	12,465
Petrobras Global Finance BV 2% 5/20/16	23,350	22,920
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	8,790	8,922
3.875% 1/27/16	8,216	8,428
Phillips 66:
1.95% 3/5/15	18,490	18,765
2.95% 5/1/17	4,000	4,118
Schlumberger Investment SA 1.25% 8/1/17 (d)	13,136	12,742
Southeast Supply Header LLC 4.85% 8/15/14 (d)	10,282	10,640
Spectra Energy Partners, LP 2.95% 6/15/16	4,126	4,209
Total Capital International SA 0.75% 1/25/16	10,823	10,757
TransCanada PipeLines Ltd. 0.9531% 6/30/16 (f)	20,300	20,425
		178,557
TOTAL ENERGY		186,404
FINANCIALS - 24.1%
Capital Markets - 2.7%
Goldman Sachs Group, Inc.:
0.7226% 3/22/16 (f)	14,000	13,849
2.375% 1/22/18	17,090	16,759
3.625% 2/7/16	10,300	10,785
3.7% 8/1/15	13,094	13,679
5.125% 1/15/15	26,483	27,871
HSBC Bank PLC:
1.5% 5/15/18 (d)	8,960	8,582
3.1% 5/24/16 (d)	8,670	9,080
JPMorgan Chase & Co.:
0.8821% 2/26/16 (f)	10,000	9,993
0.9281% 10/15/15 (f)	17,290	17,331
1.1% 10/15/15	8,630	8,623
1.125% 2/26/16	10,000	9,973
Merrill Lynch & Co., Inc. 5.45% 7/15/14	4,605	4,790
Morgan Stanley:
1.2233% 12/19/14 (f)	10,000	10,007
1.75% 2/25/16	22,655	22,641
2.875% 1/24/14	8,670	8,741
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
2.875% 7/28/14	$ 3,146	$ 3,195
4.1% 1/26/15	3,862	4,003
4.2% 11/20/14	7,995	8,296
6% 5/13/14	12,430	12,851
The Bank of New York Mellon Corp. 1.7% 11/24/14	21,244	21,531
		242,580
Commercial Banks - 10.0%
ABN AMRO Bank NV 2.035% 1/30/14 (d)(f)	7,000	7,043
ANZ Banking Group Ltd.:
0.4654% 5/7/15 (d)(f)	10,000	10,002
2.125% 1/10/14 (d)	8,540	8,588
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	18,000	17,881
1.875% 10/6/17	5,000	4,953
Bank of America NA 5.3% 3/15/17	1,941	2,115
Bank of England 0.5% 3/6/15 (d)	28,468	28,502
Bank of Montreal 0.7452% 9/11/15 (f)	19,100	19,196
Bank of Nova Scotia:
1.375% 7/15/16	21,990	22,057
1.375% 12/18/17	8,336	8,087
Bank of Tokyo-Mitsubishi UFJ Ltd. 1% 2/26/16 (d)	18,000	17,836
BB&T Corp.:
2.05% 4/28/14	15,000	15,131
3.2% 3/15/16	5,000	5,223
Commonwealth Bank of Australia:
1.95% 3/16/15	8,750	8,906
3.5% 3/19/15 (d)	15,000	15,621
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7528% 3/18/16 (f)	20,000	20,066
Credit Suisse New York Branch 3.5% 3/23/15	29,000	30,228
Danske Bank A/S 1.3181% 4/14/14 (d)(f)	12,690	12,742
Discover Bank 2% 2/21/18	20,410	19,732
Fifth Third Bancorp 3.625% 1/25/16	4,799	5,044
Fifth Third Bank:
0.6721% 2/26/16 (f)	10,000	9,978
0.9% 2/26/16	20,630	20,346
Huntington National Bank, Columbus 1.35% 8/2/16	4,244	4,223
KeyBank NA:
1.65% 2/1/18	5,786	5,623
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA: - continued
5.8% 7/1/14	$ 30,945	$ 32,221
Marshall & Ilsley Bank 5% 1/17/17	686	742
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	25,865	24,921
National Australia Bank Ltd.:
0.5662% 1/22/15 (d)(f)	15,000	15,024
1.6% 8/7/15	8,810	8,945
National Bank of Canada 1.5% 6/26/15	11,630	11,770
Nordea Bank AB 0.875% 5/13/16 (d)	13,640	13,470
PNC Bank NA:
0.8% 1/28/16	20,150	20,014
1.3% 10/3/16	8,950	8,938
PNC Funding Corp.:
3% 5/19/14	8,490	8,645
3.625% 2/8/15	8,119	8,440
Rabobank (Netherlands) NV 2.125% 10/13/15	4,746	4,858
Regions Financial Corp. 2% 5/15/18	8,970	8,569
Royal Bank of Canada:
0.6443% 3/8/16 (f)	8,000	8,020
0.8% 10/30/15	17,260	17,242
0.85% 3/8/16	10,000	9,932
1.5% 1/16/18	17,080	16,670
2.2% 7/27/18	9,000	8,968
Royal Bank of Scotland Group PLC 2.55% 9/18/15	31,690	32,298
Sumitomo Mitsui Banking Corp.:
1.45% 7/19/16	18,050	18,078
1.8% 7/18/17	13,200	13,079
1.9% 1/12/15 (d)	10,070	10,197
SunTrust Banks, Inc.:
0.5521% 8/24/15 (f)	3,500	3,462
0.574% 4/1/15 (f)	15,500	15,391
3.5% 1/20/17	10,203	10,685
5% 9/1/15	7,068	7,531
Svenska Handelsbanken AB 0.7218% 3/21/16 (f)	30,915	30,962
The Toronto Dominion Bank 0.4531% 5/1/15 (f)	15,000	14,996
Union Bank NA 3% 6/6/16	10,000	10,429
Wachovia Bank NA 0.6456% 11/3/14 (f)	18,000	18,034
Wells Fargo & Co.:
0.4638% 10/28/15 (f)	23,000	22,928
1.25% 2/13/15	21,287	21,397
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo & Co.: - continued
1.5% 1/16/18	$ 15,000	$ 14,591
3.625% 4/15/15	17,400	18,157
Wells Fargo Bank NA:
0.4732% 5/16/16 (f)	11,015	10,885
0.75% 7/20/15	18,000	18,011
Westpac Banking Corp.:
0.95% 1/12/16	17,080	17,011
1.125% 9/25/15	20,309	20,452
2% 8/14/17	15,561	15,539
		890,625
Consumer Finance - 4.4%
American Express Credit Corp.:
0.7147% 11/13/15 (f)	29,920	29,929
0.875% 11/13/15	8,640	8,623
1.3% 7/29/16	9,000	9,014
2.75% 9/15/15	14,274	14,789
2.8% 9/19/16	5,476	5,711
American Honda Finance Corp.:
0.6371% 5/26/16 (d)(f)	15,000	15,006
0.7164% 5/8/14 (d)(f)	7,500	7,522
1.45% 2/27/15 (d)	8,795	8,876
1.5% 9/11/17 (d)	5,156	5,044
Capital One Financial Corp.:
0.9066% 11/6/15 (f)	8,000	8,016
1% 11/6/15	8,630	8,570
1.4181% 7/15/14 (f)	3,250	3,270
2.125% 7/15/14	18,863	19,078
2.15% 3/23/15	13,520	13,734
7.375% 5/23/14	13,000	13,611
Caterpillar Financial Services Corp. 0.5021% 2/26/16 (f)	10,000	10,003
Ford Motor Credit Co. LLC:
1.7% 5/9/16	10,000	9,869
2.75% 5/15/15	13,438	13,663
3% 6/12/17	27,770	27,949
General Electric Capital Corp.:
1% 1/8/16	10,120	10,067
1.5% 7/12/16	38,455	38,578
2.15% 1/9/15	24,872	25,361
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
2.25% 11/9/15	$ 18,902	$ 19,349
2.9% 1/9/17	30,326	31,366
2.95% 5/9/16	1,460	1,517
3.5% 6/29/15	3,508	3,669
HSBC U.S.A., Inc.:
1.625% 1/16/18	7,507	7,271
2.375% 2/13/15	15,658	16,013
Hyundai Capital America:
1.625% 10/2/15 (d)	5,584	5,581
1.875% 8/9/16 (d)	2,372	2,369
		393,418
Diversified Financial Services - 4.2%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	3,415	3,387
Bank of America Corp.:
1.25% 1/11/16	18,223	18,116
1.5% 10/9/15	8,500	8,516
1.8191% 7/11/14 (f)	17,700	17,892
2% 1/11/18	8,915	8,643
3.7% 9/1/15	35,610	37,177
Barclays Bank PLC 2.375% 1/13/14	12,100	12,184
BP Capital Markets PLC:
1.375% 5/10/18	9,010	8,666
1.7% 12/5/14	10,290	10,435
1.846% 5/5/17	10,000	9,992
2.248% 11/1/16	9,110	9,306
Citigroup, Inc.:
1.25% 1/15/16	41,517	41,148
1.3% 4/1/16	16,200	16,039
1.7% 7/25/16	30,000	29,978
2.65% 3/2/15	31,563	32,276
3.953% 6/15/16	5,000	5,299
4.75% 5/19/15	8,020	8,494
6.375% 8/12/14	19,196	20,221
Export Development Canada 1.5% 5/15/14	5,655	5,702
JPMorgan Chase & Co.:
3.4% 6/24/15	11,433	11,906
3.7% 1/20/15	34,170	35,427
MetLife Institutional Funding II 0.6409% 1/6/15 (d)(f)	10,400	10,424
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (f)	$ 1,425	$ 1,454
TECO Finance, Inc. 4% 3/15/16	3,850	4,077
USAA Capital Corp. 3.5% 7/17/14 (d)	9,044	9,269
		376,028
Insurance - 2.0%
AEGON NV 4.625% 12/1/15	13,580	14,499
American International Group, Inc.:
3% 3/20/15	22,420	23,060
3.8% 3/22/17	6,472	6,842
4.25% 9/15/14	16,573	17,128
Aon Corp. 3.5% 9/30/15	6,775	7,099
Assurant, Inc. 2.5% 3/15/18	10,000	9,733
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	10,000	10,015
Berkshire Hathaway, Inc. 1.55% 2/9/18	8,731	8,544
MetLife, Inc. 1.756% 12/15/17 (c)	3,748	3,688
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	19,930	19,308
2% 1/9/15 (d)	23,161	23,520
2.5% 9/29/15 (d)	5,000	5,165
Pricoa Global Funding I 5.45% 6/11/14 (d)	5,730	5,942
Principal Life Global Funding II 0.6321% 5/27/16 (d)(f)	14,000	14,015
Prudential Financial, Inc. 2.3% 8/15/18	2,889	2,881
Symetra Financial Corp. 6.125% 4/1/16 (d)	2,618	2,804
		174,243
Real Estate Investment Trusts - 0.2%
Developers Diversified Realty Corp.:
5.5% 5/1/15	8,905	9,487
9.625% 3/15/16	2,618	3,102
Duke Realty LP 5.4% 8/15/14	399	415
Equity One, Inc.:
5.375% 10/15/15	1,026	1,107
6.25% 1/15/17	359	397
Health Care REIT, Inc.:
2.25% 3/15/18	3,548	3,475
4.7% 9/15/17	1,232	1,331
		19,314
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
6% 4/1/16	$ 3,715	$ 4,068
7.5% 5/15/15	9,188	10,100
Mack-Cali Realty LP 2.5% 12/15/17	6,061	5,910
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,059	1,117
5.5% 1/15/14 (d)	144	147
Regency Centers LP 5.25% 8/1/15	8,860	9,484
Simon Property Group LP 4.2% 2/1/15	2,715	2,821
Tanger Properties LP 6.15% 11/15/15	14,299	15,858
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	5,421	5,250
		54,755
TOTAL FINANCIALS		2,150,963
HEALTH CARE - 1.2%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	9,340	9,483
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	1,062	1,030
Express Scripts Holding Co. 2.1% 2/12/15	14,095	14,320
McKesson Corp. 0.95% 12/4/15	1,656	1,655
UnitedHealth Group, Inc.:
0.85% 10/15/15	2,487	2,488
1.4% 10/15/17	1,766	1,720
WellPoint, Inc.:
1.25% 9/10/15	2,506	2,518
1.875% 1/15/18	4,545	4,445
		28,176
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15	20,100	20,157
1.75% 11/6/17	14,670	14,444
Sanofi SA:
1.2% 9/30/14	5,963	6,015
2.625% 3/29/16	8,904	9,264
Teva Pharmaceutical Finance III BV:
0.7718% 3/21/14 (f)	3,875	3,882
1.7% 3/21/14	8,730	8,788
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	$ 2,937	$ 2,888
Zoetis, Inc.:
1.15% 2/1/16 (d)	7,580	7,582
1.875% 2/1/18 (d)	1,352	1,325
		74,345
TOTAL HEALTH CARE		112,004
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	7,300	7,504
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	84	87
Iberbond 2004 PLC 4.826% 12/24/17 (h)	2,256	2,256
		2,343
Industrial Conglomerates - 0.1%
General Electric Co. 0.85% 10/9/15	9,204	9,201
TOTAL INDUSTRIALS		19,048
INFORMATION TECHNOLOGY - 1.6%
Computers & Peripherals - 0.4%
Apple, Inc. 0.45% 5/3/16	20,340	20,124
Hewlett-Packard Co.:
1.25% 9/13/13	8,098	8,098
2.625% 12/9/14	9,430	9,621
		37,843
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
1.6% 2/3/15	4,513	4,544
6.55% 10/1/17	14,688	16,789
		21,333
IT Services - 0.4%
IBM Corp. 1.95% 7/22/16	11,579	11,889
The Western Union Co.:
1.2632% 8/21/15 (f)	21,800	21,834
2.375% 12/10/15	3,818	3,884
		37,607
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.6%
Xerox Corp.:
1.0832% 5/16/14 (f)	$ 35,003	$ 35,003
1.6723% 9/13/13 (f)	6,100	6,102
4.25% 2/15/15	8,040	8,386
		49,491
TOTAL INFORMATION TECHNOLOGY		146,274
MATERIALS - 0.7%
Chemicals - 0.2%
Ecolab, Inc. 1.45% 12/8/17	4,625	4,492
Sherwin-Williams Co. 1.35% 12/15/17	8,600	8,335
		12,827
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (d)	16,540	16,552
Rio Tinto Finance (U.S.A.) Ltd. 8.95% 5/1/14	6,662	7,023
Rio Tinto Finance (U.S.A.) PLC:
1.375% 6/17/16	14,541	14,466
1.625% 8/21/17	8,700	8,486
		46,527
TOTAL MATERIALS		59,354
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
1.4% 12/1/17	8,600	8,348
2.5% 8/15/15	15,110	15,564
2.95% 5/15/16	8,570	8,933
British Telecommunications PLC:
1.625% 6/28/16	5,269	5,295
2% 6/22/15	31,637	32,164
CenturyLink, Inc. 5.15% 6/15/17	11,140	11,613
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	8,640	8,980
SBC Communications, Inc. 5.1% 9/15/14	7,403	7,748
Verizon Communications, Inc. 2% 11/1/16	18,076	18,311
		116,956
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV 2.375% 9/8/16	$ 12,066	$ 12,224
Verizon Wireless Capital LLC 5.55% 2/1/14	21,940	22,359
Vodafone Group PLC 0.9% 2/19/16	25,000	24,899
		59,482
TOTAL TELECOMMUNICATION SERVICES		176,438
UTILITIES - 2.5%
Electric Utilities - 1.7%
American Electric Power Co., Inc. 1.65% 12/15/17	12,378	12,023
Cleveland Electric Illuminating Co. 5.7% 4/1/17	2,644	2,883
Duke Energy Corp.:
1.625% 8/15/17	4,941	4,879
3.95% 9/15/14	11,349	11,724
Entergy Louisiana LLC 1.875% 12/15/14	4,914	4,975
FirstEnergy Corp. 2.75% 3/15/18	7,379	7,072
LG&E and KU Energy LLC 2.125% 11/15/15	15,668	16,002
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	14,889	14,991
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	14,230	14,638
Northeast Utilities 1.45% 5/1/18	2,384	2,294
Pacific Gas & Electric Co. 5.625% 11/30/17	13,827	15,800
Pepco Holdings, Inc. 2.7% 10/1/15	7,191	7,376
Progress Energy, Inc. 6.05% 3/15/14	8,651	8,899
Southern Co. 2.375% 9/15/15	9,325	9,594
Xcel Energy, Inc. 0.75% 5/9/16	20,000	19,750
		152,900
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
1.4% 9/15/17	5,409	5,272
1.95% 8/15/16	5,976	6,075
2.25% 9/1/15	13,949	14,298
2.5756% 9/30/66 (f)	7,611	7,089
NiSource Finance Corp. 5.4% 7/15/14	7,000	7,271
Sempra Energy:
1.0333% 3/15/14 (f)	7,500	7,517
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2% 3/15/14	$ 17,216	$ 17,340
2.3% 4/1/17	8,835	8,933
		73,795
TOTAL UTILITIES		226,695
TOTAL NONCONVERTIBLE BONDS (Cost $3,555,988)		3,571,905
U.S. Government and Government Agency Obligations - 28.3%

U.S. Government Agency Obligations - 7.9%
Fannie Mae:
0.5% 5/27/15	35,156	35,206
0.5% 7/2/15	94,740	94,842
0.5% 9/28/15	360,909	360,849
0.5% 3/30/16	66,767	66,422
0.625% 8/26/16	80,402	79,742
0.875% 2/8/18	3,662	3,543
0.875% 5/21/18	2,993	2,871
1.25% 9/28/16	1,999	2,017
1.625% 10/26/15	30,687	31,400
1.875% 9/18/18	1,483	1,480
Freddie Mac:
0.5% 5/13/16	2,639	2,620
1% 9/29/17	10,906	10,706
1.25% 5/12/17	3,314	3,309
1.75% 9/10/15	9,082	9,313
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		704,320
U.S. Treasury Obligations - 20.3%
U.S. Treasury Notes:
0.25% 7/15/15	133,179	132,841
0.25% 9/15/15	515,000	513,190
0.25% 10/15/15	195,000	194,162
0.375% 1/15/16	155,000	154,382
0.5% 6/15/16	125,000	124,297
0.625% 8/15/16	207,442	206,534
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 11/30/16	$ 330,000	$ 329,485
1.375% 11/30/15	78,944	80,492
1.75% 7/31/15 (e)	79,925	81,973
TOTAL U.S. TREASURY OBLIGATIONS		1,817,356
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	12,000	12,186
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,541,394)		2,533,862
U.S. Government Agency - Mortgage Securities - 2.8%

Fannie Mae - 1.7%
1.975% 10/1/33 (f)	214	223
1.983% 2/1/33 (f)	147	152
2.023% 7/1/35 (f)	58	60
2.031% 12/1/34 (f)	163	170
2.035% 3/1/35 (f)	139	145
2.053% 10/1/33 (f)	102	106
2.175% 3/1/35 (f)	25	26
2.242% 5/1/33 (f)	32	34
2.263% 3/1/35 (f)	1,531	1,596
2.303% 6/1/36 (f)	212	225
2.315% 10/1/35 (f)	183	192
2.332% 3/1/35 (f)	87	91
2.342% 5/1/35 (f)	2,116	2,236
2.371% 12/1/33 (f)	1,067	1,128
2.378% 7/1/34 (f)	99	104
2.391% 7/1/35 (f)	1,820	1,925
2.424% 11/1/36 (f)	315	334
2.429% 12/1/34 (f)	1,151	1,207
2.492% 11/1/34 (f)	9,230	9,811
2.528% 10/1/33 (f)	253	268
2.545% 10/1/41 (f)	4,735	4,865
2.552% 2/1/35 (f)	2,135	2,251
2.593% 11/1/36 (f)	2,655	2,832
2.618% 10/1/35 (f)	8,028	8,484
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.639% 7/1/35 (f)	$ 637	$ 672
2.656% 11/1/34 (f)	1,115	1,179
2.693% 9/1/41 (f)	6,371	6,596
2.733% 8/1/35 (f)	1,750	1,865
2.866% 4/1/35 (f)	3,289	3,500
3.023% 8/1/41 (f)	1,842	1,908
3.193% 1/1/40 (f)	2,985	3,131
3.229% 10/1/35 (f)	402	427
3.25% 2/1/40 (f)	5,296	5,560
3.314% 1/1/40 (f)	6,599	7,043
3.485% 3/1/40 (f)	2,747	2,891
3.5% 1/1/26 to 5/1/27	36,045	37,688
3.517% 12/1/39 (f)	890	944
3.568% 2/1/40 (f)	2,312	2,429
3.607% 3/1/40 (f)	3,100	3,277
4.5% 6/1/19 to 7/1/20	3,035	3,214
5.5% 10/1/17 to 11/1/34	27,810	30,170
6.5% 9/1/13 to 8/1/17	741	769
7% 9/1/14 to 11/1/18	322	341
7.5% 11/1/31	4	5
TOTAL FANNIE MAE		152,074
Freddie Mac - 0.8%
2.432% 4/1/35 (f)	2,924	3,094
2.459% 1/1/35 (f)	94	99
2.652% 6/1/37 (f)	1,814	1,942
2.66% 11/1/35 (f)	1,432	1,513
2.784% 8/1/36 (f)	903	962
2.973% 8/1/41 (f)	4,208	4,370
2.985% 8/1/34 (f)	514	548
3% 8/1/21	11,164	11,502
3.023% 3/1/33 (f)	17	17
3.125% 9/1/41 (f)	2,160	2,238
3.126% 10/1/35 (f)	279	298
3.5% 1/1/26	5,140	5,372
3.562% 4/1/40 (f)	2,315	2,418
3.591% 2/1/40 (f)	3,842	4,059
3.601% 4/1/40 (f)	1,786	1,869
4% 9/1/25 to 4/1/26	11,180	11,818
4.5% 8/1/18 to 11/1/18	11,860	12,498
5% 4/1/20	5,278	5,607
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
8.5% 5/1/27 to 7/1/28	$ 200	$ 238
12% 11/1/19	2	2
TOTAL FREDDIE MAC		70,464
Ginnie Mae - 0.3%
4% 6/15/24 to 3/15/26	21,510	22,740
7% 11/15/27 to 8/15/32	1,691	1,957
TOTAL GINNIE MAE		24,697
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $244,835)		247,235
Asset-Backed Securities - 13.8%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	1,627	1,600
Series 2005-1 Class M1, 0.6541% 4/25/35 (f)	447	403
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8341% 3/25/34 (f)	89	83
Series 2005-HE2 Class M2, 0.8591% 4/25/35 (f)	11	11
Series 2006-OP1 Class M1, 0.4641% 4/25/36 (f)	8,000	1,173
Ally Auto Receivables Trust:
Series 2012-SN1 Class A3, 0.57% 8/20/15	13,591	13,586
Series 2013-1 Class A3, 0.63% 5/15/17	16,486	16,365
Series 2013-SN1 Class A3, 0.72% 5/20/16	13,560	13,553
Ally Master Owner Trust:
Series 2011-3 Class A2, 1.81% 5/15/16	23,340	23,516
Series 2012-1 Class A2, 1.44% 2/15/17	17,510	17,641
Series 2012-2 Class A, 0.6841% 3/15/16 (f)	10,830	10,838
Series 2012-3 Class A2, 1.21% 6/15/17	39,389	39,493
Series 2013-1 Class A2, 1% 2/15/18	20,300	20,189
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	42,670	42,667
Series 2012-5 Class A, 0.59% 5/15/18	21,580	21,486
AmeriCredit Auto Receivables Trust:
Series 2011-1 Class A3, 1.39% 9/8/15	1,303	1,304
Series 2011-3 Class A3, 1.17% 1/8/16	2,576	2,579
Series 2011-5 Class A2, 1.19% 8/8/15	414	414
Series 2012-1 Class A2, 0.91% 10/8/15	1,171	1,172
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Auto Receivables Trust: - continued
Series 2012-2 Class A3, 1.05% 10/11/16	$ 5,480	$ 5,492
Series 2012-5 Class A3, 0.62% 6/8/17	12,680	12,645
Series 2013-1:
Class A2, 0.49% 6/8/16	7,723	7,716
Class A3, 0.61% 10/10/17	17,370	17,268
Series 2013-3 Class A2, 0.68% 10/11/16	8,000	7,990
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 1.0091% 4/25/34 (f)	65	39
Series 2005-R2 Class M1, 0.6341% 4/25/35 (f)	1,020	1,003
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (f)	378	352
Series 2004-W7 Class M1, 1.0091% 5/25/34 (f)	227	211
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (f)	837	301
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.5541% 3/25/36 (f)	8	0*
Bank of America Auto Trust Series 2012-1 Class A3, 0.78% 6/15/16	12,370	12,396
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.591% 9/15/17 (d)(f)	20,000	19,999
Capital One Multi-Asset Execution Trust Series 2013-A1 Class A1, 0.63% 11/15/18	48,779	48,400
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (d)(f)	147	123
Class C, 1.2841% 7/20/39 (d)(f)	229	10
Carmax Auto Owner Trust Series 2012-3 Class A3, 0.52% 7/17/17	6,590	6,571
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (f)	1,214	699
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (d)	2,227	2,226
Chase Issuance Trust Series 2012-A8 Class A8, 0.54% 10/16/17	49,767	49,499
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (d)	194	194
Class A3, 1.1% 8/22/16 (d)	12,070	12,093
Citibank Credit Card Issuance Trust Series 2012-A1 Class A1, 0.55% 10/10/17	24,100	23,980
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.6841% 7/25/34 (f)	302	277
Series 2004-3 Class M4, 1.6391% 4/25/34 (f)	71	53
Series 2004-4 Class M2, 0.9791% 6/25/34 (f)	371	342
Discover Card Master Trust:
Series 2012-A1 Class A1, 0.81% 8/15/17	19,410	19,473
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Discover Card Master Trust: - continued
Series 2012-A3 Class A3, 0.86% 11/15/17	$ 45,681	$ 45,805
Series 2013-A2 Class A2, 0.69% 8/15/18	38,010	37,722
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	8,370	8,403
Fannie Mae Series 2004-T5:
Class AB1, 0.693% 5/28/35 (f)	634	595
Class AB3, 0.9892% 5/28/35 (f)	273	248
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3591% 8/25/34 (f)	196	149
Ford Credit Auto Lease Trust:
Series 2012-A Class A4, 1.03% 4/15/15	18,800	18,895
Series 2012-B Class A3, 0.57% 9/15/15	10,040	10,046
Series 2013-A Class A3, 0.6% 3/15/16	15,260	15,234
Ford Credit Auto Owner Trust:
Series 2012-B Class A3, 0.72% 12/15/16	13,080	13,095
Series 2012-D Class A3, 0.51% 4/15/17	8,640	8,620
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	7,430	7,435
Series 2012-1 Class A, 0.6541% 1/15/16 (f)	27,000	27,018
Series 2012-4 Class A1, 0.74% 9/15/16	20,520	20,541
Series 2013-1 Class A1, 0.85% 1/15/18	18,420	18,357
Series 2013-3 Class A1, 0.79% 6/15/17	10,000	9,981
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6091% 11/25/34 (f)	410	63
Class M5, 1.6841% 11/25/34 (f)	207	5
Series 2005-A:
Class M3, 0.9191% 1/25/35 (f)	639	493
Class M4, 1.2041% 1/25/35 (f)	245	56
Series 2006-A Class M1, 0.4841% 5/25/36 (f)	13	0*
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (d)(f)	1,714	1,338
GE Business Loan Trust:
Series 2003-1 Class A, 0.6141% 4/15/31 (d)(f)	51	48
Series 2006-2A:
Class A, 0.3641% 11/15/34 (d)(f)	159	144
Class B, 0.4641% 11/15/34 (d)(f)	57	48
Class C, 0.5641% 11/15/34 (d)(f)	96	69
Class D, 0.9341% 11/15/34 (d)(f)	36	23
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	16,310	16,391
Series 2012-4 Class A, 0.4841% 6/15/18 (f)	20,430	20,429
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Credit Card Master Note Trust: - continued
Series 2012-5 Class A, 0.95% 6/15/18	$ 22,680	$ 22,751
GE Equipment Small Ticket LLC:
Series 2012-1 Class A3, 1.04% 9/21/15 (d)	6,910	6,927
Series 2013-1A Class A3, 1.02% 2/24/17 (d)	10,000	9,992
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16	28,820	28,728
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7341% 9/25/46 (d)(f)	7,631	7,592
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5041% 8/25/33 (f)	82	79
Series 2003-3 Class M1, 1.4741% 8/25/33 (f)	401	366
Series 2003-5 Class A2, 0.8841% 12/25/33 (f)	205	184
Series 2004-1 Class M2, 1.8841% 6/25/34 (f)	313	242
Honda Auto Receivables Owner Trust Series 2012-2 Class A3, 0.7% 2/16/16	10,780	10,798
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (f)	902	424
Hyundai Auto Lease Securitization Trust:
Series 2011-A Class A3, 1.02% 8/15/14 (d)	1,628	1,629
Series 2013-A Class A3, 0.66% 6/15/16 (d)	17,220	17,196
Hyundai Auto Receivables Trust Series 2013-B Class A3, 0.71% 9/15/17	15,760	15,728
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.541% 5/15/18 (d)(f)	13,740	13,666
John Deere Owner Trust:
Series 2011-A:
Class A3, 1.29% 1/15/16	3,918	3,928
Class A4, 1.96% 4/16/18	9,522	9,614
Series 2013-A Class A3, 0.6% 3/15/17	11,000	10,954
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4841% 7/25/36 (f)	49	3
Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (f)	903	878
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6061% 12/27/29 (f)	256	251
Series 2006-A Class 2C, 1.4261% 3/27/42 (f)	516	78
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.3341% 7/25/36 (f)	8,984	4,037
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (f)	366	7
Mercedes-Benz Auto Lease Trust Series 2013-A Class A3, 0.59% 2/15/16	15,930	15,909
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	11,240	11,231
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	$ 28,110	$ 27,946
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9341% 7/25/34 (f)	35	28
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1591% 7/25/34 (f)	102	88
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (f)	452	435
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (f)	1,116	1,031
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (f)	367	360
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (f)	269	251
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (f)	280	114
Series 2006-NC4 Class A2D, 0.4241% 6/25/36 (f)	7,135	3,884
Nissan Auto Lease Trust:
Series 2012-B Class A4, 0.74% 9/17/18	4,773	4,771
Series 2013-A Class A3, 0.61% 4/15/16	18,085	18,019
Nissan Auto Receivables Trust Series 2013-B Class A3, 0.84% 11/15/17	13,513	13,497
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.661% 5/15/17 (f)	31,257	31,332
Series 2013-A Class A, 0.491% 2/15/18 (f)	16,000	15,980
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0138% 10/30/45 (f)	1,764	1,707
Ocala Funding LLC:
Series 2005-1A Class A, 1.6841% 3/20/10 (b)(d)(f)	381	0
Series 2006-1A Class A, 1.5841% 3/20/11 (b)(d)(f)	792	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (f)	3,309	2,779
Class M4, 1.6341% 9/25/34 (f)	460	139
Series 2005-WCH1 Class M4, 1.0141% 1/25/36 (f)	994	845
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (f)	3	3
Santander Drive Auto Receivables Trust:
Series 2011-4 Class A2, 1.37% 3/16/15	422	422
Series 2012-1 Class A2, 1.25% 4/15/15	1,338	1,339
Series 2012-2 Class A2, 0.91% 5/15/15	3,174	3,175
Series 2012-3 Class A3, 1.08% 4/15/16	6,050	6,063
Series 2012-4 Class A3, 1.04% 8/15/16	11,240	11,278
Series 2012-5 Class A3, 0.83% 12/15/16	9,120	9,114
Series 2013-1 Class A2, 0.48% 2/16/16	15,657	15,648
Series 2013-2 Class A3, 0.7% 9/15/17	10,000	9,947
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Santander Drive Auto Receivables Trust: - continued
Series 2013-4:
Class A2, 0.89% 9/15/16	$ 10,570	$ 10,577
Class A3, 1.11% 12/15/17	9,300	9,297
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9791% 3/25/35 (f)	737	673
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8533% 6/15/33 (f)	1,265	876
Class C, 1.2233% 6/15/33 (f)	5,232	3,983
Series 2004-B:
Class A2, 0.4733% 6/15/21 (f)	4,710	4,633
Class C, 1.1433% 9/15/33 (f)	7,197	5,662
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.4641% 9/25/19 (f)	17,275	17,206
Series 2013-1 Class A2, 0.4341% 9/25/19 (f)	22,000	21,838
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9091% 9/25/34 (f)	36	25
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	75	75
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (f)	386	364
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8309% 4/6/42 (d)(f)	271	8
Volkswagen Auto Lease Trust Series 2013-A Class A3, 0.84% 7/20/16	11,590	11,588
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0659% 10/25/44 (d)(f)	5,586	4,944
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	5,880	5,897
TOTAL ASSET-BACKED SECURITIES (Cost $1,256,828)		1,229,709
Collateralized Mortgage Obligations - 5.8%

Private Sponsor - 1.6%
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4444% 8/28/47 (d)(f)	2,255	2,247
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	426	426
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2841% 12/20/54 (f)	49	43
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A:
Class A5, 0.3241% 12/20/54 (d)(f)	$ 26,212	$ 25,730
Class C2, 1.3841% 12/20/54 (d)(f)	4,170	3,657
Series 2006-2:
Class A4, 0.2641% 12/20/54 (f)	3,913	3,841
Class C1, 1.1241% 12/20/54 (f)	15,090	13,234
Class M2, 0.6441% 12/20/54 (f)	3,000	2,708
Series 2006-3 Class C2, 1.1841% 12/20/54 (f)	6,611	5,798
Series 2006-4:
Class A4, 0.2841% 12/20/54 (f)	7,114	6,983
Class B1, 0.3641% 12/20/54 (f)	13,366	12,344
Class C1, 0.9441% 12/20/54 (f)	8,172	7,167
Class M1, 0.5241% 12/20/54 (f)	3,521	3,178
Series 2007-1:
Class 1C1, 0.7841% 12/20/54 (f)	1,340	1,175
Class 1M1, 0.4841% 12/20/54 (f)	881	795
Class 2C1, 1.0441% 12/20/54 (f)	610	535
Class 2M1, 0.6841% 12/20/54 (f)	1,132	1,022
Class 3A1, 0.3841% 12/20/54 (f)	7,256	7,122
Series 2007-2 Class 2C1, 1.0441% 12/17/54 (f)	1,568	1,375
Granite Mortgages Series 2003-2 Class 1A3, 0.7662% 7/20/43 (f)	7,631	7,506
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6662% 1/20/44 (f)	1,918	1,886
Class 1C, 2.7162% 1/20/44 (f)	2,644	2,523
Series 2004-1 Class 2A1, 0.5923% 3/20/44 (f)	23,695	23,305
Series 2004-3 Class 2A1, 0.5523% 9/20/44 (f)	7,394	7,272
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (f)	403	300
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (f)	666	569
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.535% 7/10/35 (d)(f)	337	310
Class B6, 3.035% 7/10/35 (d)(f)	40	37
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (d)(f)	$ 16	$ 15
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (f)	20	19
TOTAL PRIVATE SPONSOR		143,122
U.S. Government Agency - 4.2%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6841% 9/25/23 (f)	1,035	1,040
Series 2010-86 Class FE, 0.6341% 8/25/25 (f)	3,030	3,052
Series 2013-9 Class FA, 0.5341% 3/25/42 (f)	23,419	23,431
floater planned amortization class Series 2005-90 Class FC, 0.4341% 10/25/35 (f)	4,782	4,793
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	10,713	11,456
planned amortization class Series 2012-94 Class E, 3% 6/25/22	5,688	5,882
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	969	1,065
Series 2002-56 Class MC, 5.5% 9/25/17	419	440
Series 2003-76 Class BA, 4.5% 3/25/18	1,026	1,050
Series 2009-31 Class A, 4% 2/25/24	1,655	1,721
Series 2010-135 Class DE, 2.25% 4/25/24	5,662	5,719
Series 2011-16 Class FB, 0.3341% 3/25/31 (f)	13,704	13,725
Series 2010-123 Class DL, 3.5% 11/25/25	2,846	2,967
Series 2010-143 Class B, 3.5% 12/25/25	4,459	4,681
Series 2011-23 Class AB, 2.75% 6/25/20	3,626	3,728
Series 2011-88 Class AB, 2.5% 9/25/26	4,839	4,955
Series 2013-40 Class PV, 2% 1/25/26	13,842	13,970
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4341% 2/15/26 (f)	7,951	7,960
Freddie Mac:
floater:
Series 2711 Class FC, 1.0841% 2/15/33 (f)	8,704	8,869
Series 3346 Class FA, 0.4141% 2/15/19 (f)	16,610	16,621
Series 3879 Class AF, 0.6141% 6/15/41 (f)	12,603	12,657
floater planned amortization class:
Series 2953 Class LF, 0.4841% 12/15/34 (f)	3,548	3,553
Series 3117 Class JF, 0.4841% 2/15/36 (f)	5,266	5,277
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
floater sequential payer Series 3325:
Class FM, 0.6141% 5/15/37 (f)	$ 6,322	$ 6,347
Class FN, 0.6141% 5/15/37 (f)	6,322	6,347
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	13,912	14,036
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	831	878
Series 2394 Class KD, 6% 12/15/16	409	430
Series 2417 Class EH, 6% 2/15/17	264	279
Series 2535 Class PC, 6% 9/15/32	565	580
Series 2866 Class XE, 4% 12/15/18	2,157	2,203
Series 3763 Class QA, 4% 4/15/34	7,047	7,414
Series 3792 Class DF, 0.5841% 11/15/40 (f)	17,821	17,886
Series 3820 Class DA, 4% 11/15/35	6,332	6,701
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	1,060	1,080
Series 2915 Class DC, 4.5% 3/15/19	175	175
Series 3573 Class LC, 1.85% 8/15/14	830	830
Series 3659 Class EJ 3% 6/15/18	7,609	7,777
Series 3696 Class AE, 1.2% 7/15/15	2,632	2,639
Series 3949 Class MK, 4.5% 10/15/34	4,660	4,943
Series 4221-CLS Class GA, 1.4% 7/15/23	24,979	24,862
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-116 Class KF, 0.7219% 12/16/39 (f)	4,620	4,650
Series 2012-113 Class FJ, 0.4341% 1/20/42 (f)	10,234	10,254
Series 2012-149:
Class LF, 0.4341% 12/20/42 (f)	8,392	8,371
Class MF, 0.4341% 12/20/42 (f)	21,423	21,369
Series 2012-97 Class JF, 0.4419% 8/16/42 (f)	10,144	10,195
Series 2013-37 Class F, 0.4541% 3/20/43 (f)	6,030	6,027
Series 2013-9 Class F, 0.4341% 1/20/43 (f)	15,211	15,248
floater planned amortization class Series 2005-47 Class FX, 0.3341% 5/20/34 (f)	20,232	20,224
floater sequential payer:
Series 2010-120 Class FB 0.4841% 9/20/35 (f)	6,368	6,389
Series 2011-150 Class D, 3% 4/20/37	3,096	3,151
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	$ 2,252	$ 2,282
Series 2010-99 Class PT, 3.5% 8/20/33	2,863	2,906
TOTAL U.S. GOVERNMENT AGENCY		375,085
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $509,254)		518,207
Commercial Mortgage Securities - 7.2%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3471% 2/14/43 (f)(g)	2,099	63
Banc of America Commercial Mortgage Trust Series 2006-4 Class A1A, 5.617% 7/10/46 (f)	14,846	16,314
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3341% 8/15/29 (d)(f)	23,500	23,534
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0341% 12/25/33 (d)(f)	33	24
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (d)(f)	3,034	2,491
Class B1, 1.5841% 1/25/36 (d)(f)	238	50
Class M1, 0.6341% 1/25/36 (d)(f)	968	539
Class M2, 0.6541% 1/25/36 (d)(f)	315	165
Class M3, 0.6841% 1/25/36 (d)(f)	417	215
Class M4, 0.7941% 1/25/36 (d)(f)	232	112
Class M5, 0.8341% 1/25/36 (d)(f)	232	82
Class M6, 0.8841% 1/25/36 (d)(f)	235	71
Series 2006-3A Class M4, 0.6141% 10/25/36 (d)(f)	70	11
Series 2007-1 Class A2, 0.4541% 3/25/37 (d)(f)	1,860	1,215
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (d)(f)	343	265
Class A2, 0.5041% 7/25/37 (d)(f)	321	161
Class M1, 0.5541% 7/25/37 (d)(f)	114	31
Class M2, 0.5941% 7/25/37 (d)(f)	64	11
Class M3, 0.6741% 7/25/37 (d)(f)	64	6
Class M4, 0.8341% 7/25/37 (d)(f)	125	5
Class M5, 0.9341% 7/25/37 (d)(f)	37	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class A2, 0.4741% 7/25/37 (d)(f)	$ 444	$ 277
Class M1, 0.4941% 7/25/37 (d)(f)	334	158
Class M2, 0.5241% 7/25/37 (d)(f)	359	104
Class M3, 0.5541% 7/25/37 (d)(f)	582	134
Class M4, 0.6841% 7/25/37 (d)(f)	913	185
Class M5, 0.7841% 7/25/37 (d)(f)	463	67
Class M6, 0.9841% 7/25/37 (d)(f)	307	37
Series 2007-4A:
Class A2, 0.7341% 9/25/37 (d)(f)	4,130	1,033
Class M1, 1.1341% 9/25/37 (d)(f)	651	61
Class M2, 1.2341% 9/25/37 (d)(f)	651	50
Class M4, 1.7841% 9/25/37 (d)(f)	720	35
Series 2006-2A Class IO, 0% 7/25/36 (d)(g)	30,416	281
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.4351% 3/11/39 (f)	3,320	3,372
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4341% 3/15/22 (d)(f)	303	288
Class E, 0.4841% 3/15/22 (d)(f)	1,576	1,466
Class F, 0.5341% 3/15/22 (d)(f)	967	880
Class G, 0.5841% 3/15/22 (d)(f)	248	221
Class H, 0.7341% 3/15/22 (d)(f)	303	263
Class J, 0.8841% 3/15/22 (d)(f)	303	256
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	8,765	9,191
Series 2006-T22 Class A1A, 5.5802% 4/12/38 (f)	15,310	16,728
Series 2005-PWR9 Class X2, 0.3649% 9/11/42 (d)(f)(g)	95,047	1
Series 2005-T18 Class A4, 4.933% 2/13/42	12,151	12,683
Series 2006-PW12 Class A1A, 5.7076% 9/11/38 (f)	11,348	12,496
Series 2006-T24 Class X2, 0.4448% 10/12/41 (d)(f)(g)	705	0*
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (d)(f)	3,389	3,169
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	9,992	11,209
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.198% 5/15/35 (d)(f)(g)	24,410	392
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.351% 5/15/30 (d)(f)	$ 12,910	$ 12,878
Citigroup / Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4, 5.2184% 7/15/44 (f)	5,050	5,411
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	6,567	6,500
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD2 Class A1B, 5.3048% 1/15/46 (f)	23,459	25,300
Series 2006-CD3 Class X3, 0.4848% 10/15/48 (f)(g)	197,270	83
COMM Mortgage Trust pass-thru certificates sequential payer Series 2006-C7 Class A1A, 5.7361% 6/10/46 (f)	12,597	13,852
COMM pass-thru certificates:
floater Series 2005-F10A Class J, 1.0341% 4/15/17 (d)(f)	85	82
sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	10,980	12,049
Series 2006-C8 Class XP, 0.4666% 12/10/46 (f)(g)	3,333	5
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	37,830	38,392
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	3,262	3,244
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6595% 12/15/39 (f)(g)	157,690	282
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class AX, 1.1621% 8/15/36 (f)(g)	7,956	8
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.3541% 2/15/22 (d)(f)	1,256	1,235
0.4541% 2/15/22 (d)(f)	448	435
Class F, 0.5041% 2/15/22 (d)(f)	897	863
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	1,627	1,645
Del Coronado Trust floater Series 2013-HDC Class A, 0.992% 3/15/26 (d)(f)	5,000	4,985
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9859% 12/5/31 (d)(f)	6,900	6,894
Class A2FL, 0.8859% 12/5/31 (d)(f)	9,010	8,944
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	8,303	8,357
sequential payer Series K501 Class A1, 1.337% 6/25/16	10,574	10,607
Series K707 Class A1, 1.615% 9/25/18	11,418	11,478
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.292% 3/10/44 (f)	$ 11,890	$ 12,812
Series 2001-1 Class X1, 2.0442% 5/15/33 (d)(f)(g)	3,192	41
Series 2006-C1 Class A1A, 5.292% 3/10/44 (f)	8,209	8,900
Series 2007-C1 Class XP, 0.1582% 12/10/49 (f)(g)	2,162	3
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	8,290	8,520
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (d)(f)	8,330	8,199
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(f)	1,171	1,172
Class C, 2.0056% 3/6/20 (d)(f)	11,881	11,911
Class D, 2.2018% 3/6/20 (d)(f)	1,390	1,394
Class E, 2.4764% 3/6/20 (d)(f)	1,905	1,911
Class F, 2.6334% 3/6/20 (d)(f)	967	969
Class G, 2.7903% 3/6/20 (d)(f)	479	480
Class H, 3.3004% 3/6/20 (d)(f)	799	803
Class J, 4.0852% 3/6/20 (d)(f)	1,146	1,149
sequential payer Series 2004-GG2 Class A6, 5.396% 8/10/38 (f)	8,579	8,767
Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (f)	7,667	8,318
Class A2, 5.506% 4/10/38	3,305	3,326
GS Mortgage Securities Corp. Trust:
Series 2013- C, 2.974% 1/10/30 (d)	2,330	2,336
Series 2013-KYO Class A, 1.035% 11/8/29 (d)(f)	14,820	14,691
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	5,396	5,922
Class A2, 5.479% 11/10/39	483	484
Series 2011-GC5 Class A1, 1.468% 8/10/44 (f)	4,823	4,849
Series 2012-GC6 Class A1, 1.282% 1/10/45	2,230	2,234
Series 2013-GC12 Class A1, 0.742% 6/10/46 (f)	6,473	6,383
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(f)	3,385	3,381
Series 2003-CB7 Class A4, 4.879% 1/12/38 (f)	613	615
Series 2012-C6 Class A1, 1.0305% 5/15/45	6,404	6,378
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FLA2:
Class A2, 0.3141% 11/15/18 (d)(f)	$ 1,426	$ 1,413
Class D, 0.4141% 11/15/18 (d)(f)	85	81
Class E, 0.4641% 11/15/18 (d)(f)	121	115
Class F, 0.5141% 11/15/18 (d)(f)	182	173
Class G, 0.5441% 11/15/18 (d)(f)	158	150
Class H, 0.6841% 11/15/18 (d)(f)	121	114
Series 2013-FL3 Class A1, 0.9841% 4/15/28 (d)(f)	12,570	12,476
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	3,678	3,692
Series 2007-LD11 Class A2, 5.7987% 6/15/49 (f)	3,667	3,754
Series 2013-C10, Class A1, 0.7302% 12/15/47	4,543	4,473
Series 2006-LDP7 Class A1A, 5.8629% 4/15/45 (f)	17,475	19,272
JPMorgan Chase Commercial Mortgage Trust Series 13-LC11 Class A1, 0.7664% 4/15/46	10,369	10,170
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	10,735	11,142
Series 2006-C1 Class A2, 5.084% 2/15/31	23	23
Series 2007-C6 Class A2, 5.845% 7/15/40	2,378	2,371
Series 2004-C8, 4.799% 12/15/29	7,835	8,057
Series 2006-C6 Class XCP, 0.673% 9/15/39 (f)(g)	86,906	23
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (f)(g)	30,852	59
Series 2007-C2 Class XCP, 0.4779% 2/15/40 (f)(g)	143,153	472
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5241% 9/15/21 (d)(f)	2,254	2,186
Class G, 0.5441% 9/15/21 (d)(f)	1,521	1,459
Class H, 0.5841% 9/15/21 (d)(f)	392	369
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7234% 7/9/21 (d)(f)	2,040	2,006
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	11	11
Series 2005-CKI1 Class A1A, 5.282% 11/12/37 (f)	4,012	4,296
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	901	903
Series 2006-4 Class XP, 0.6175% 12/12/49 (f)(g)	64,474	533
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	7,438	7,429
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.384% 7/15/19 (d)(f)	$ 241	$ 181
Series 2007-XLFA:
Class A2, 0.284% 10/15/20 (d)(f)	4,103	4,074
Class B, 0.314% 10/15/20 (d)(f)	202	200
Class C, 0.344% 10/15/20 (d)(f)	2,400	2,340
Class D, 0.374% 10/15/20 (d)(f)	1,889	1,819
Class E, 0.434% 10/15/20 (d)(f)	562	530
Class F, 0.484% 10/15/20 (d)(f)	337	315
Class G, 0.524% 10/15/20 (d)(f)	417	385
Class H, 0.614% 10/15/20 (d)(f)	262	229
Class J, 0.764% 10/15/20 (d)(f)	152	58
sequential payer:
Series 2007-IQ14 Class A2, 5.61% 4/15/49	3,262	3,265
Series 2012-C4 Class A1, 1.085% 3/15/45	6,250	6,258
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (f)	8,508	9,290
Series 2011-C3 Class A1, 2.178% 7/15/49	2,061	2,068
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	69	69
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	4,205	4,208
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	5,428	5,377
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (d)(f)	1,026	944
Class G, 0.5441% 9/15/21 (d)(f)	1,198	1,102
Class J, 0.7841% 9/15/21 (d)(f)	266	226
Series 2007-WHL8 Class F, 0.6641% 6/15/20 (d)(f)	2,172	1,938
Series 2003-C9 Class A4, 5.012% 12/15/35	6,655	6,678
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (f)	15,197	16,385
Class A5, 5.416% 1/15/45 (f)	15,350	16,713
Series 2006-C24 Class A1A, 5.557% 3/15/45 (f)	9,020	9,753
Series 2007-C30 Class XP, 0.4764% 12/15/43 (d)(f)(g)	176,838	432
Series 2007-C31A Class A2, 5.421% 4/15/47	5,305	5,313
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	15,084	14,991
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	$ 1,964	$ 1,975
Series 2012-C8 Class A1, 0.864% 8/15/45	4,316	4,277
Series 2013-C13 Class A1, 0.778% 5/15/45	3,796	3,741
WF-RBS Commercial Mortgage Trust 2013-C14 Series 2013-C14 Class A1, 0.836% 6/15/46	3,902	3,837
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $661,594)		646,073
Municipal Securities - 0.6%

Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	35,250	36,438
Series 2011, 4.511% 3/1/15	14,745	15,332
TOTAL MUNICIPAL SECURITIES (Cost $52,098)		51,770
Foreign Government and Government Agency Obligations - 0.4%

Ontario Province 1% 7/22/16	30,000	29,911
United Mexican States 6.625% 3/3/15	8,200	8,856
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $38,745)		38,767
Commercial Paper - 0.2%

Vodafone Group PLC yankee 0.77% 12/30/13 (Cost $14,962)	15,000	14,982
Money Market Funds - 0.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (a) (Cost $73,706)	73,705,818	$ 73,706
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $8,949,404)		8,926,216
NET OTHER ASSETS (LIABILITIES) - 0.1%		11,971
NET ASSETS - 100%		$ 8,938,187
Swaps

Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 288	$ (186)	$ 0	$ (186)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $913,727,000 or 10.2% of net assets.

(e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,103,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,256,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 2,189
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 91
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,571,905	$ -	$ 3,569,649	$ 2,256
U.S. Government and Government Agency Obligations	2,533,862	-	2,533,862	-
U.S. Government Agency - Mortgage Securities	247,235	-	247,235	-
Asset-Backed Securities	1,229,709	-	1,213,907	15,802
Collateralized Mortgage Obligations	518,207	-	517,860	347
Commercial Mortgage Securities	646,073	-	645,892	181
Municipal Securities	51,770	-	51,770	-
Foreign Government and Government Agency Obligations	38,767	-	38,767	-
Commercial Paper	14,982	-	14,982	-
Money Market Funds	73,706	73,706	-	-
Total Investments in Securities:	$ 8,926,216	$ 73,706	$ 8,833,924	$ 18,586
Derivative Instruments:
Liabilities
Swaps	$ (186)	$ -	$ (186)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (186)
Total Value of Derivatives	$ -	$ (186)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.5%
United Kingdom	4.5%
Canada	2.5%
Netherlands	1.4%
Australia	1.3%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $8,875,698)	$ 8,852,510
Fidelity Central Funds (cost $73,706)	73,706
Total Investments (cost $8,949,404)		$ 8,926,216
Receivable for investments sold		22,445
Receivable for swaps		1
Receivable for fund shares sold		3,148
Interest receivable		28,432
Distributions receivable from Fidelity Central Funds		8
Receivable from investment adviser for expense reductions		1
Other receivables		79
Total assets		8,980,330

Liabilities
Payable to custodian bank	$ 64
Payable for investments purchased	30,653
Payable for fund shares redeemed	7,708
Distributions payable	224
Bi-lateral OTC swaps, at value	186
Accrued management fee	2,342
Other affiliated payables	886
Other payables and accrued expenses	80
Total liabilities		42,143

Net Assets		$ 8,938,187
Net Assets consist of:
Paid in capital		$ 9,232,852
Distributions in excess of net investment income		(1,145)
Accumulated undistributed net realized gain (loss) on investments		(270,146)
Net unrealized appreciation (depreciation) on investments		(23,374)
Net Assets		$ 8,938,187

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($7,250,676 ÷ 848,054 shares)	$ 8.55

Class F: Net Asset Value, offering price and redemption price per share ($1,687,511 ÷ 197,449 shares)	$ 8.55

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Interest		$ 115,139
Income from Fidelity Central Funds		91
Total income		115,230

Expenses
Management fee	$ 27,750
Transfer agent fees	7,336
Fund wide operations fee	3,153
Independent trustees' compensation	34
Miscellaneous	21
Total expenses before reductions	38,294
Expense reductions	(7)	38,287
Net investment income (loss)		76,943
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,940
Swaps	13
Total net realized gain (loss)		18,953
Change in net unrealized appreciation (depreciation) on: Investment securities	(60,004)
Swaps	(38)
Total change in net unrealized appreciation (depreciation)		(60,042)
Net gain (loss)		(41,089)
Net increase (decrease) in net assets resulting from operations		$ 35,854

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 76,943	$ 102,183
Net realized gain (loss)	18,953	26,607
Change in net unrealized appreciation (depreciation)	(60,042)	34,481
Net increase (decrease) in net assets resulting from operations	35,854	163,271
Distributions to shareholders from net investment income	(73,882)	(108,302)
Share transactions - net increase (decrease)	210,824	(37,695)
Total increase (decrease) in net assets	172,796	17,274

Net Assets
Beginning of period	8,765,391	8,748,117
End of period (including distributions in excess of net investment income of $1,145 and undistributed net investment income of $1,019, respectively)	$ 8,938,187	$ 8,765,391

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Term Bond

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.59	$ 8.53	$ 8.48	$ 8.22	$ 8.31
Income from Investment Operations
Net investment income (loss) B	.073	.098	.127	.186	.260
Net realized and unrealized gain (loss)	(.043)	.066	.052	.264	(.097)
Total from investment operations	.030	.164	.179	.450	.163
Distributions from net investment income	(.070)	(.104)	(.129)	(.190)	(.253)
Net asset value, end of period	$ 8.55	$ 8.59	$ 8.53	$ 8.48	$ 8.22
Total Return A	.35%	1.94%	2.13%	5.53%	2.07%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.85%	1.15%	1.50%	2.23%	3.22%
Supplemental Data
Net assets, end of period (in millions)	$ 7,251	$ 7,494	$ 7,952	$ 7,774	$ 6,333
Portfolio turnover rate D	68%	71%	223%	233% F	264% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.58	$ 8.53	$ 8.48	$ 8.22	$ 8.10
Income from Investment Operations
Net investment income (loss) D	.082	.106	.135	.193	.042
Net realized and unrealized gain (loss)	(.033)	.056	.053	.265	.121
Total from investment operations	.049	.162	.188	.458	.163
Distributions from net investment income	(.079)	(.112)	(.138)	(.198)	(.043)
Net asset value, end of period	$ 8.55	$ 8.58	$ 8.53	$ 8.48	$ 8.22
Total Return B, C	.57%	1.92%	2.23%	5.63%	2.01%
Ratios to Average Net Assets E, H
Expenses before reductions	.35%	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.35%	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35% A
Net investment income (loss)	.95%	1.25%	1.60%	2.33%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,687,511	$ 1,271,542	$ 796,166	$ 344,203	$ 398
Portfolio turnover rate F	68%	71%	223%	233% I	264% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, in-kind transactions, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 67,053
Gross unrealized depreciation	(89,140)
Net unrealized appreciation (depreciation) on securities and other investments	$ (22,087)

Tax Cost	$ 8,948,303

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (266,699)
Net unrealized appreciation (depreciation)	$ (22,273)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration

2017	$ (124,501)
2018	(142,198)
Total capital loss carryforward	$ (266,699)

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 73,882	$ 108,302

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3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ 13	$ (38)
Totals (a)	$ 13	$ (38)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,450,637 and $2,544,053, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $43.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $6.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Short-Term Bond	$ 60,146	$ 94,724
Class F	13,736	13,578
Total	$ 73,882	$ 108,302

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Short-Term Bond
Shares sold	248,231	278,483	$ 2,132,549	$ 2,373,490
Reinvestment of distributions	6,649	10,481	57,106	89,349
Shares redeemed	(279,723)	(348,090)	(2,402,530)	(2,967,200)
Net increase (decrease)	(24,843)	(59,126)	$ (212,875)	$ (504,361)
Class F
Shares sold	63,670	64,594	$ 547,058	$ 549,949
Reinvestment of distributions	1,600	1,592	13,736	13,578
Shares redeemed	(15,988)	(11,370)	(137,095)	(96,861)
Net increase (decrease)	49,282	54,816	$ 423,699	$ 466,666

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and the Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 38% of the total outstanding shares of the fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Short-Term Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Term Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Term Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 16, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse

Annual Report

experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Informantion (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 8.72% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $40,599,272 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STP-F-ANN-1013
1.891866.104

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Corporate Bond

Fund - Institutional Class

Annual Report

August 31, 2013

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Corporate Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Life of fund A
Institutional Class	-2.11%	6.67%

A From May 4, 2010.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Corporate Bond Fund - Institutional Class on May 4, 2010, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Investment-grade credit also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from David Prothro and Michael Plage, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Corporate Bond Fund: For the year, the fund's Institutional Class shares returned -2.11%, compared with -2.12% for the Barclays® U.S. Credit Bond Index. The fund's allocations to banks, insurance companies and real estate investment trusts (REITs) helped the fund's relative performance, as did underweighting industrials and overweighting utilities. In fact, the financials sector had a positive total return for the period. Underweighting emerging-markets sovereign debt and U.S. government-related bonds was beneficial, as corporates outperformed non-corporates. In addition, an overweighting in BBB-rated issues and an underweighting in AA-rated issues contributed. On the down side, our Treasury securities - used as a hedge against potential macroeconomic risk and increased volatility - were a drag on performance versus the index during a period when riskier assets outperformed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.76%
Actual		$ 1,000.00	$ 962.00	$ 3.76
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.79%
Actual		$ 1,000.00	$ 961.70	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class C	1.52%
Actual		$ 1,000.00	$ 957.40	$ 7.50
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Corporate Bond	.45%
Actual		$ 1,000.00	$ 963.50	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 963.20	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Government and U.S. Government Agency Obligations 2.6%	U.S. Government and U.S. Government Agency Obligations 4.3%
AAA 0.7%	AAA 0.0%
AA 1.5%	AA 1.4%
A 33.1%	A 34.7%
BBB 49.8%	BBB 52.2%
BB and Below 8.0%	BB and Below 6.7%
Not Rated 0.1%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2013
6 months ago
Years	9.6	9.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	6.6	7.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013*		As of February 28, 2013**
	Corporate Bonds 89.2%		Corporate Bonds 91.4%
	U.S. Government and U.S. Government Agency Obligations 2.6%		U.S. Government and U.S. Government Agency Obligations 4.3%
	Municipal Bonds 3.3%		Municipal Bonds 2.8%
	Other Investments 0.7%		Other Investments 1.0%
	Short-Term Investments and Net Other Assets (Liabilities) 4.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	12.3%	** Foreign investments	12.8%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 85.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 303,354
Automobiles - 2.5%
Daimler Finance North America LLC:
1.95% 3/28/14 (c)	450,000	452,555
2.3% 1/9/15 (c)	1,250,000	1,269,488
Ford Motor Co. 4.75% 1/15/43	8,184,000	7,199,350
Volkswagen International Finance NV:
1.15% 11/20/15 (c)	10,010,000	10,044,535
2.375% 3/22/17 (c)	2,050,000	2,081,890
		21,047,818
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (c)	79,000	77,903
4.25% 6/15/23 (c)	549,000	538,279
5.75% 6/15/43 (c)	396,000	406,381
		1,022,563
Household Durables - 0.6%
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,261,250
Media - 3.7%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,366,263
COX Communications, Inc. 3.25% 12/15/22 (c)	301,000	264,758
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	228,433
Discovery Communications LLC:
4.875% 4/1/43	256,000	234,903
6.35% 6/1/40	221,000	242,896
NBC Universal, Inc.:
3.65% 4/30/15	129,000	135,115
5.15% 4/30/20	3,625,000	4,080,463
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (c)	5,083,000	4,895,168
News America Holdings, Inc. 7.75% 12/1/45	111,000	138,205
News America, Inc.:
6.15% 2/15/41	4,800,000	5,262,187
6.9% 8/15/39	300,000	348,082
Time Warner Cable, Inc.:
4% 9/1/21	3,773,000	3,539,199
5.85% 5/1/17	5,763,000	6,267,458
5.875% 11/15/40	211,000	188,886
6.75% 7/1/18	700,000	779,150
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.:
4.75% 3/29/21	$ 1,750,000	$ 1,860,950
6.2% 3/15/40	1,700,000	1,847,939
Viacom, Inc.:
1.25% 2/27/15	390,000	390,982
3.5% 4/1/17	34,000	35,335
		32,106,372
Multiline Retail - 0.3%
Target Corp. 4% 7/1/42	2,750,000	2,464,371
Specialty Retail - 1.1%
AutoZone, Inc. 3.7% 4/15/22	253,000	246,098
Home Depot, Inc. 5.95% 4/1/41	941,000	1,115,466
Lowe's Companies, Inc.:
3.75% 4/15/21	821,000	844,638
5.125% 11/15/41	650,000	673,295
Turlock Corp. 1.5% 11/2/17 (c)	7,000,000	6,831,461
		9,710,958
TOTAL CONSUMER DISCRETIONARY		71,916,686
CONSUMER STAPLES - 7.0%
Beverages - 1.9%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	4,141,000	4,089,726
Beam, Inc.:
1.75% 6/15/18	702,000	682,824
1.875% 5/15/17	798,000	795,654
3.25% 6/15/23	266,000	252,493
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,474,463
FBG Finance Ltd. 5.125% 6/15/15 (c)	282,000	302,505
Fortune Brands, Inc. 5.375% 1/15/16	1,043,000	1,135,748
Heineken NV:
1.4% 10/1/17 (c)	287,000	278,238
2.75% 4/1/23 (c)	299,000	269,326
4% 10/1/42 (c)	96,000	81,130
SABMiller Holdings, Inc.:
1.85% 1/15/15 (c)	2,760,000	2,793,959
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
SABMiller Holdings, Inc.: - continued
2.45% 1/15/17 (c)	$ 2,655,000	$ 2,701,638
3.75% 1/15/22 (c)	300,000	300,451
		16,158,155
Food & Staples Retailing - 1.7%
CVS Caremark Corp. 2.75% 12/1/22	5,110,000	4,710,751
Kroger Co. 3.85% 8/1/23	6,030,000	5,894,391
Walgreen Co.:
1.8% 9/15/17	234,000	231,950
3.1% 9/15/22	3,607,000	3,373,851
4.4% 9/15/42	124,000	111,649
		14,322,592
Food Products - 0.7%
ConAgra Foods, Inc.:
1.9% 1/25/18	285,000	279,590
3.2% 1/25/23	331,000	308,499
Kraft Foods, Inc.:
5.375% 2/10/20	3,782,000	4,219,714
6.5% 8/11/17	1,274,000	1,474,227
		6,282,030
Tobacco - 2.7%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,251,113
4.125% 9/11/15	2,100,000	2,231,221
4.75% 5/5/21	2,894,000	3,059,757
9.7% 11/10/18	3,062,000	4,007,086
Philip Morris International, Inc.:
2.5% 8/22/22	5,000,000	4,542,745
4.375% 11/15/41	2,100,000	1,920,918
Reynolds American, Inc.:
1.05% 10/30/15	660,000	659,888
3.25% 11/1/22	3,304,000	3,015,756
4.75% 11/1/42	470,000	408,759
6.75% 6/15/17	384,000	441,901
7.625% 6/1/16	1,000,000	1,156,541
		23,695,685
TOTAL CONSUMER STAPLES		60,458,462
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 8.3%
Energy Equipment & Services - 1.6%
Cameron International Corp. 1.6% 4/30/15	$ 259,000	$ 260,529
DCP Midstream LLC:
4.75% 9/30/21 (c)	158,000	159,807
5.35% 3/15/20 (c)	3,116,000	3,309,856
5.85% 5/21/43 (c)(e)	7,500,000	6,956,250
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	753,105
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	125,136
3.05% 3/1/16	450,000	462,794
Transocean, Inc. 6.5% 11/15/20	930,000	1,026,428
Weatherford International Ltd. 4.95% 10/15/13	78,000	78,332
		13,132,237
Oil, Gas & Consumable Fuels - 6.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	440,535
6.375% 9/15/17	3,626,000	4,191,642
Apache Corp. 4.75% 4/15/43	3,233,000	3,104,721
Cenovus Energy, Inc. 3% 8/15/22	5,250,000	4,915,549
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	363,438
3.875% 3/15/23	222,000	202,486
4.95% 4/1/22	1,925,000	1,911,875
Duke Energy Field Services 5.375% 10/15/15 (c)	54,000	58,053
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	552,826
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	140,677
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	133,159
Enterprise Products Operating LP:
1.25% 8/13/15	387,000	388,720
4.05% 2/15/22	1,065,000	1,088,047
Hess Corp.:
5.6% 2/15/41	5,000,000	5,114,520
6% 1/15/40	1,287,000	1,368,802
Kinder Morgan Energy Partners LP 2.65% 2/1/19	390,000	385,196
Marathon Petroleum Corp. 3.5% 3/1/16	150,000	157,319
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	480,000	494,832
Nexen, Inc.:
5.2% 3/10/15	41,000	43,257
6.2% 7/30/19	324,000	374,619
ONEOK Partners LP 2% 10/1/17	2,822,000	2,762,563
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	$ 39,000	$ 40,004
5.375% 1/27/21	370,000	361,299
5.75% 1/20/20	3,652,000	3,696,532
Petroleos Mexicanos:
3.5% 7/18/18	959,000	967,152
5.5% 1/21/21	545,000	577,700
5.5% 6/27/44	2,899,000	2,514,883
6% 3/5/20	116,000	127,310
6.5% 6/2/41	1,105,000	1,099,475
Phillips 66:
1.95% 3/5/15	2,088,000	2,119,092
2.95% 5/1/17	2,767,000	2,848,552
4.3% 4/1/22	300,000	302,597
5.875% 5/1/42	498,000	528,615
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	514,000	507,597
Schlumberger Investment SA 2.4% 8/1/22 (c)	4,345,000	3,963,639
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	60,973
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	461,134
4.6% 6/15/21	414,000	422,980
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,000,000	4,548,460
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	195,000	199,583
Western Gas Partners LP:
2.6% 8/15/18	858,000	847,678
5.375% 6/1/21	1,273,000	1,373,082
Williams Partners LP 3.35% 8/15/22	2,500,000	2,273,180
		58,034,353
TOTAL ENERGY		71,166,590
FINANCIALS - 39.3%
Capital Markets - 6.1%
BlackRock, Inc. 3.375% 6/1/22	316,000	310,968
Charles Schwab Corp. 2.2% 7/25/18	3,166,000	3,143,056
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	3,916,720
2.9% 7/19/18	4,240,000	4,228,912
3.625% 2/7/16	1,275,000	1,334,993
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.125% 1/15/15	$ 935,000	$ 984,021
5.25% 7/27/21	1,227,000	1,308,641
5.75% 1/24/22	9,150,000	10,029,214
5.95% 1/18/18	178,000	198,901
6.15% 4/1/18	204,000	230,351
Lazard Group LLC:
6.85% 6/15/17	171,000	192,853
7.125% 5/15/15	1,108,000	1,202,334
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,300,544
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,468,201
3.75% 2/25/23	1,168,000	1,107,224
4% 7/24/15	1,947,000	2,033,161
4.1% 5/22/23	4,610,000	4,217,399
4.875% 11/1/22	6,884,000	6,782,027
5.5% 7/28/21	1,222,000	1,325,352
5.625% 9/23/19	329,000	361,592
5.75% 1/25/21	557,000	613,990
6.625% 4/1/18	153,000	175,137
Northern Trust Corp. 2.375% 8/2/22	5,000,000	4,522,935
		52,988,526
Commercial Banks - 13.0%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,718,157
Associated Banc Corp. 5.125% 3/28/16	575,000	614,304
BB&T Corp.:
1.45% 1/12/18	6,075,000	5,872,642
3.95% 3/22/22	1,925,000	1,903,174
Comerica, Inc. 4.8% 5/1/15	487,000	512,862
Credit Suisse 6% 2/15/18	122,000	136,541
Discover Bank:
2% 2/21/18	3,900,000	3,770,376
7% 4/15/20	2,391,000	2,801,164
Fifth Third Bancorp:
3.5% 3/15/22	552,000	537,734
5.45% 1/15/17	709,000	777,021
8.25% 3/1/38	3,848,000	4,958,756
Fifth Third Capital Trust IV 6.5% 4/15/37 (e)	550,000	545,875
HSBC Bank U.S.A. N.A. 4.875% 8/24/20	725,000	771,935
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
HSBC Holdings PLC:
4% 3/30/22	$ 284,000	$ 285,872
5.1% 4/5/21	133,000	145,133
6.5% 9/15/37	100,000	112,836
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,273,951
Intesa Sanpaolo SpA 3.875% 1/16/18	5,150,000	5,016,054
JPMorgan Chase Bank 6% 10/1/17	10,850,000	12,307,990
KeyBank NA 1.65% 2/1/18	501,000	486,860
KeyCorp. 5.1% 3/24/21	2,081,000	2,277,369
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,301,805
5% 1/17/17	1,027,000	1,111,316
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (c)	4,377,000	4,217,327
PNC Bank NA 3.8% 7/25/23	4,300,000	4,172,539
Regions Bank:
6.45% 6/26/37	250,000	259,541
7.5% 5/15/18	7,499,000	8,758,322
Regions Financial Corp.:
2% 5/15/18	558,000	533,070
5.75% 6/15/15	1,655,000	1,774,926
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	664,518
6.1% 6/10/23	1,000,000	960,252
6.125% 12/15/22	5,972,000	5,737,450
Sumitomo Mitsui Banking Corp. 1.45% 7/19/16	4,505,000	4,511,884
SunTrust Bank 2.75% 5/1/23	7,863,000	7,071,094
SunTrust Banks, Inc. 3.5% 1/20/17	3,320,000	3,476,873
UnionBanCal Corp. 3.5% 6/18/22	979,000	945,222
Wachovia Bank NA:
6% 11/15/17	405,000	462,873
6.6% 1/15/38	1,410,000	1,714,669
Wachovia Corp.:
5.25% 8/1/14	2,000,000	2,082,856
5.625% 10/15/16	6,652,000	7,425,761
Wells Fargo & Co. 1.25% 7/20/16	5,610,000	5,598,101
Wells Fargo Bank NA 0.75% 7/20/15	2,892,000	2,893,727
		112,500,732
Consumer Finance - 2.7%
American Express Credit Corp. 2.75% 9/15/15	1,452,000	1,504,430
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,164,261
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
3.85% 11/21/22	$ 38,000	$ 35,773
5.2% 4/27/22	2,355,000	2,432,913
6.45% 6/12/17	107,000	120,761
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,750,000	2,832,225
5.875% 8/2/21	2,700,000	2,935,427
General Electric Capital Corp.:
3.15% 9/7/22	6,770,000	6,276,007
4.65% 10/17/21	2,500,000	2,629,565
5.875% 1/14/38	150,000	161,967
HSBC U.S.A., Inc. 1.625% 1/16/18	703,000	680,901
Hyundai Capital America:
1.625% 10/2/15 (c)	178,000	177,900
2.125% 10/2/17 (c)	197,000	192,152
		23,144,282
Diversified Financial Services - 7.6%
Bank of America Corp.:
3.3% 1/11/23	4,113,000	3,793,412
4.1% 7/24/23	2,930,000	2,876,516
4.5% 4/1/15	3,200,000	3,355,344
5.625% 7/1/20	4,500,000	4,944,276
5.75% 12/1/17	3,000,000	3,352,854
6.5% 8/1/16	1,240,000	1,397,642
BP Capital Markets PLC:
2.5% 11/6/22	3,500,000	3,125,591
3.125% 10/1/15	608,000	636,250
3.245% 5/6/22	1,300,000	1,237,050
3.561% 11/1/21	2,000,000	1,968,274
4.5% 10/1/20	300,000	319,449
Citigroup, Inc.:
1.75% 5/1/18	7,500,000	7,203,675
3.953% 6/15/16	653,000	692,080
4.05% 7/30/22	316,000	303,444
4.45% 1/10/17	1,250,000	1,344,541
4.5% 1/14/22	2,311,000	2,399,229
5.375% 8/9/20	750,000	830,071
5.875% 1/30/42	110,000	121,683
6.125% 5/15/18	640,000	733,347
6.875% 3/5/38	175,000	217,372
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
8.5% 5/22/19	$ 85,000	$ 107,598
General Electric Capital Corp. 5.3% 2/11/21	1,460,000	1,574,305
ING U.S., Inc. 5.7% 7/15/43 (c)	1,108,000	1,078,806
JPMorgan Chase & Co.:
3.15% 7/5/16	1,905,000	1,989,397
3.2% 1/25/23	3,812,000	3,538,737
3.25% 9/23/22	2,689,000	2,512,088
3.375% 5/1/23	2,800,000	2,537,248
4.35% 8/15/21	650,000	673,925
4.5% 1/24/22	1,390,000	1,439,209
4.625% 5/10/21	655,000	691,637
5.4% 1/6/42	1,180,000	1,247,665
MetLife Institutional Funding II 0.6409% 1/6/15 (c)(e)	600,000	601,390
Moody's Corp. 4.5% 9/1/22	6,500,000	6,415,656
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	517,000	493,766
TECO Finance, Inc. 5.15% 3/15/20	114,000	123,656
		65,877,183
Insurance - 5.5%
American International Group, Inc.:
3.8% 3/22/17	1,042,000	1,101,595
4.875% 9/15/16	1,390,000	1,515,595
4.875% 6/1/22	2,728,000	2,904,824
5.85% 1/16/18	1,000,000	1,126,727
Aon Corp.:
3.125% 5/27/16	1,609,000	1,677,928
5% 9/30/20	553,000	601,707
6.25% 9/30/40	253,000	287,804
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,739,338
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	425,642
4.4% 5/15/42	107,000	98,981
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	66,000	67,650
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	3,821,591
4.3% 4/15/43	1,211,000	1,079,298
5.125% 4/15/22	274,000	297,746
Liberty Mutual Group, Inc. 4.95% 5/1/22 (c)	5,250,000	5,387,813
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	750,378
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	$ 148,000	$ 153,633
MetLife, Inc.:
1.756% 12/15/17 (b)	238,000	234,200
3.048% 12/15/22	487,000	460,741
Pacific LifeCorp:
5.125% 1/30/43 (c)	1,285,000	1,190,785
6% 2/10/20 (c)	902,000	1,007,246
Prudential Financial, Inc.:
4.5% 11/16/21	5,025,000	5,296,440
5.625% 5/12/41	1,170,000	1,239,215
5.625% 6/15/43 (e)	5,000,000	4,675,000
Symetra Financial Corp. 6.125% 4/1/16 (c)	455,000	487,304
Unum Group:
5.625% 9/15/20	1,846,000	2,007,154
5.75% 8/15/42	3,748,000	3,834,403
7.125% 9/30/16	106,000	120,918
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	1,938,000	2,145,911
		47,737,567
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	93,810
Boston Properties, Inc. 3.85% 2/1/23	738,000	715,374
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,266,921
DDR Corp. 4.625% 7/15/22	391,000	391,447
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,764,000	1,889,083
9.625% 3/15/16	214,000	253,584
Duke Realty LP:
3.625% 4/15/23	383,000	349,807
3.875% 10/15/22	403,000	376,911
4.375% 6/15/22	206,000	200,653
5.4% 8/15/14	151,000	156,882
5.5% 3/1/16	1,300,000	1,409,096
6.75% 3/15/20	1,295,000	1,475,602
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,793,645
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	104,555
6.2% 1/15/17	1,300,000	1,462,702
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc. 2.25% 3/15/18	$ 324,000	$ 317,313
Washington REIT 5.25% 1/15/14	58,000	58,803
		13,316,188
Real Estate Management & Development - 2.8%
BioMed Realty LP:
3.85% 4/15/16	914,000	955,003
4.25% 7/15/22	170,000	163,563
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	1,886,756
4.95% 4/15/18	290,000	308,037
7.5% 5/15/15	899,000	988,280
ERP Operating LP:
4.625% 12/15/21	1,461,000	1,525,356
4.75% 7/15/20	1,020,000	1,090,184
Liberty Property LP:
3.375% 6/15/23	1,087,000	988,781
4.125% 6/15/22	1,832,000	1,792,845
4.75% 10/1/20	752,000	784,101
5.125% 3/2/15	141,000	148,431
5.5% 12/15/16	1,816,000	1,999,886
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	475,815
3.15% 5/15/23	922,000	801,967
4.5% 4/18/22	94,000	92,037
7.75% 8/15/19	126,000	150,719
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,498,935
Prime Property Funding, Inc. 5.7% 4/15/17 (c)	76,000	82,678
Regency Centers LP 5.25% 8/1/15	249,000	266,532
Simon Property Group LP:
2.8% 1/30/17	47,000	48,205
4.125% 12/1/21	2,333,000	2,412,700
5.65% 2/1/20	775,000	865,274
Tanger Properties LP:
6.125% 6/1/20	661,000	763,100
6.15% 11/15/15	65,000	72,085
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	$ 508,000	$ 492,002
4% 4/30/19	275,000	284,764
		23,938,036
TOTAL FINANCIALS		339,502,514
HEALTH CARE - 5.3%
Biotechnology - 1.4%
Amgen, Inc.:
3.875% 11/15/21	2,300,000	2,304,129
5.15% 11/15/41	3,228,000	3,126,031
Howard Hughes Medical Institute 3.5% 9/1/23	6,481,000	6,379,287
		11,809,447
Health Care Providers & Services - 1.8%
Aetna, Inc.:
1.5% 11/15/17	72,000	69,828
2.75% 11/15/22	291,000	264,741
4.125% 11/15/42	163,000	141,704
Express Scripts Holding Co.:
2.1% 2/12/15	4,500,000	4,571,825
4.75% 11/15/21	530,000	561,372
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,764,586
UnitedHealth Group, Inc.:
2.75% 2/15/23	96,000	88,146
2.875% 3/15/23	928,000	859,318
3.95% 10/15/42	132,000	113,789
4.25% 3/15/43	2,500,000	2,252,013
4.625% 11/15/41	965,000	923,457
WellPoint, Inc.:
1.875% 1/15/18	288,000	281,683
2.375% 2/15/17	810,000	815,279
3.3% 1/15/23	516,000	484,219
4.625% 5/15/42	2,500,000	2,297,863
4.65% 1/15/43	662,000	609,493
		16,099,316
Pharmaceuticals - 2.1%
AbbVie, Inc.:
1.2% 11/6/15	15,000,000	15,042,328
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AbbVie, Inc.: - continued
1.75% 11/6/17	$ 999,000	$ 983,622
2.9% 11/6/22	603,000	560,476
4.4% 11/6/42	627,000	582,415
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	187,000	183,872
5% 8/15/14	130,000	134,769
Zoetis, Inc.:
1.875% 2/1/18 (c)	123,000	120,529
3.25% 2/1/23 (c)	300,000	281,860
4.7% 2/1/43 (c)	301,000	281,960
		18,171,831
TOTAL HEALTH CARE		46,080,594
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	103,000	105,879
United Technologies Corp. 4.5% 6/1/42	1,761,000	1,725,227
		1,831,106
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	549,000	547,258
Continental Airlines, Inc. 6.648% 3/15/19	78,958	83,008
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	51,445	53,760
8.36% 1/20/19	41,835	44,763
		728,789
Electrical Equipment - 1.3%
Roper Industries, Inc.:
1.85% 11/15/17	4,079,000	3,998,321
2.05% 10/1/18	7,475,000	7,285,120
		11,283,441
Industrial Conglomerates - 0.0%
General Electric Co. 4.125% 10/9/42	434,000	394,111
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Road & Rail - 1.1%
Burlington Northern Santa Fe LLC:
3% 3/15/23	$ 7,500,000	$ 6,973,635
4.4% 3/15/42	2,500,000	2,266,910
		9,240,545
TOTAL INDUSTRIALS		23,477,992
INFORMATION TECHNOLOGY - 3.1%
Computers & Peripherals - 0.6%
Apple, Inc. 2.4% 5/3/23	4,000,000	3,605,520
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,530,309
		5,135,829
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	153,044
5.95% 1/15/14	160,000	163,099
		316,143
IT Services - 0.1%
The Western Union Co. 2.375% 12/10/15	358,000	364,158
Office Electronics - 0.8%
Xerox Corp.:
2.95% 3/15/17	2,591,000	2,642,657
4.25% 2/15/15	3,200,000	3,337,549
4.5% 5/15/21	1,075,000	1,109,637
		7,089,843
Software - 1.6%
Oracle Corp.:
2.5% 10/15/22	6,000,000	5,482,986
3.625% 7/15/23	8,200,000	8,116,950
5.375% 7/15/40	240,000	261,917
		13,861,853
TOTAL INFORMATION TECHNOLOGY		26,767,826
MATERIALS - 3.1%
Chemicals - 1.2%
Ecolab, Inc. 1.45% 12/8/17	434,000	421,565
LYB International Finance BV 4% 7/15/23	5,565,000	5,471,953
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.:
3% 11/15/22	$ 3,530,000	$ 3,242,979
4.125% 11/15/21	696,000	706,203
4.25% 11/15/20	973,000	1,010,952
		10,853,652
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	92,120
Metals & Mining - 1.9%
Anglo American Capital PLC 9.375% 4/8/14 (c)	156,000	163,353
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (c)	2,040,000	1,953,832
4.5% 8/13/23 (c)	4,263,000	4,163,250
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	5,000,000	4,877,065
Teck Resources Ltd. 2.5% 2/1/18	5,000,000	4,809,780
Vale Overseas Ltd. 6.25% 1/23/17	104,000	114,767
		16,082,047
TOTAL MATERIALS		27,027,819
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.:
1.4% 12/1/17	6,053,000	5,875,332
3.875% 8/15/21	1,500,000	1,514,973
5.55% 8/15/41	4,650,000	4,737,606
6.3% 1/15/38	970,000	1,076,437
British Telecommunications PLC 1.625% 6/28/16	435,000	437,144
Verizon Communications, Inc.:
2.45% 11/1/22	7,000,000	6,145,972
3.5% 11/1/21	1,420,000	1,387,544
4.6% 4/1/21	460,000	484,675
		21,659,683
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,468,966
3.625% 3/30/15	564,000	581,846
		2,050,812
TOTAL TELECOMMUNICATION SERVICES		23,710,495
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 5.2%
Electric Utilities - 3.3%
AmerenUE 6.4% 6/15/17	$ 133,000	$ 154,251
American Electric Power Co., Inc. 1.65% 12/15/17	2,173,000	2,110,757
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	243,187
Commonwealth Edison Co. 1.95% 9/1/16	83,000	84,563
Duke Capital LLC 5.668% 8/15/14	192,000	199,941
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	99,549
Duke Energy Corp.:
1.625% 8/15/17	5,685,000	5,613,540
2.1% 6/15/18	414,000	411,240
3.55% 9/15/21	1,250,000	1,244,078
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,076,980
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	500,000	555,762
6.4% 9/15/20 (c)	1,310,000	1,498,493
Entergy Louisiana LLC 1.875% 12/15/14	144,000	145,801
FirstEnergy Corp.:
2.75% 3/15/18	599,000	574,081
4.25% 3/15/23	894,000	810,210
7.375% 11/15/31	4,030,000	4,064,348
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,162,841
Nevada Power Co.:
6.5% 8/1/18	70,000	83,357
6.65% 4/1/36	500,000	625,175
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	584,978
Northeast Utilities:
1.45% 5/1/18	208,000	200,167
2.8% 5/1/23	946,000	868,063
Pacific Gas & Electric Co. 3.25% 9/15/21	22,000	21,545
Pepco Holdings, Inc. 2.7% 10/1/15	2,228,000	2,285,197
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	70,000
Tampa Electric Co. 6.55% 5/15/36	500,000	609,216
Xcel Energy, Inc. 4.8% 9/15/41	554,000	549,090
		27,946,410
Gas Utilities - 0.2%
Boston Gas Co. 4.487% 2/15/42 (c)	2,000,000	1,892,062
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,667
		1,910,729
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 1.7%
Dominion Resources, Inc.:
1.95% 8/15/16	$ 1,612,000	$ 1,638,635
2.5756% 9/30/66 (e)	7,091,000	6,604,678
7.5% 6/30/66 (e)	145,000	156,600
NiSource Finance Corp.:
4.45% 12/1/21	91,000	93,097
5.25% 2/15/43	234,000	224,974
5.4% 7/15/14	1,060,000	1,101,055
5.45% 9/15/20	650,000	714,403
5.95% 6/15/41	1,493,000	1,583,229
6.4% 3/15/18	59,000	68,034
Sempra Energy:
2.3% 4/1/17	2,024,000	2,046,385
2.875% 10/1/22	224,000	206,457
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	117,000	121,388
		14,558,935
TOTAL UTILITIES		44,416,074
TOTAL NONCONVERTIBLE BONDS (Cost $750,827,826)		734,525,052
U.S. Treasury Obligations - 2.6%

U.S. Treasury Bonds 2.875% 5/15/43	13,504,000	11,423,547
U.S. Treasury Notes 2% 2/15/23	11,836,000	11,100,878
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,941,805)		22,524,425
Municipal Securities - 3.3%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	363,748
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	50,153
7.3% 10/1/39	1,485,000	1,855,611
7.5% 4/1/34	1,165,000	1,472,222
7.55% 4/1/39	730,000	944,854
7.6% 11/1/40	5,750,000	7,535,030
7.625% 3/1/40	70,000	91,092
Municipal Securities - continued
	Principal Amount	Value
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	$ 1,275,000	$ 1,416,449
Georgia Muni. Elec. Auth. Pwr. Rev. (Plant Vogtle Units 3&4 Proj.) Series 2010 A, 6.655% 4/1/57	690,000	717,421
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	2,500,000	2,668,025
5.877% 3/1/19	10,835,000	11,629,747
TOTAL MUNICIPAL SECURITIES (Cost $30,285,930)		28,744,352
Foreign Government and Government Agency Obligations - 0.6%

Chilean Republic 3.25% 9/14/21	155,000	149,420
Russian Federation 3.25% 4/4/17 (c)	800,000	825,040
United Mexican States:
4.75% 3/8/44	4,516,000	3,928,920
6.05% 1/11/40	146,000	154,614
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,977,344)		5,057,994
Fixed-Income Funds - 4.4%
	Shares
Fidelity Specialized High Income Central Fund (f) (Cost $38,800,805)	369,193	38,263,135
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(e) (Cost $103,589)	$ 102,000	112,613
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $27,301,530)	27,301,530	$ 27,301,530
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $876,238,829)		856,529,101
NET OTHER ASSETS (LIABILITIES) - 0.8%		6,997,881
NET ASSETS - 100%		$ 863,526,982
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,405,324 or 9.1% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,916
Fidelity Specialized High Income Central Fund	1,297,625
Total	$ 1,336,541
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ -	$ 38,800,805	$ -	$ 38,263,135	9.7%
Total	$ -	$ 38,800,805	$ -	$ 38,263,135
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 734,525,052	$ -	$ 734,525,052	$ -
U.S. Government and Government Agency Obligations	22,524,425	-	22,524,425	-
Municipal Securities	28,744,352	-	28,744,352	-
Foreign Government and Government Agency Obligations	5,057,994	-	5,057,994	-
Fixed-Income Funds	38,263,135	38,263,135	-	-
Preferred Securities	112,613	-	112,613	-
Money Market Funds	27,301,530	27,301,530	-	-
Total Investments in Securities:	$ 856,529,101	$ 65,564,665	$ 790,964,436	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.7%
United Kingdom	2.9%
Netherlands	2.0%
Canada	1.9%
Mexico	1.4%
Japan	1.0%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $810,136,494)	$ 790,964,436
Fidelity Central Funds (cost $66,102,335)	65,564,665
Total Investments (cost $876,238,829)		$ 856,529,101
Receivable for fund shares sold		516,563
Interest receivable		8,205,249
Distributions receivable from Fidelity Central Funds		2,980
Receivable from investment adviser for expense reductions		133
Total assets		865,254,026

Liabilities
Payable for investments purchased	$ 306,934
Payable for fund shares redeemed	955,621
Distributions payable	116,211
Accrued management fee	253,707
Distribution and service plan fees payable	18,093
Other affiliated payables	76,478
Total liabilities		1,727,044

Net Assets		$ 863,526,982
Net Assets consist of:
Paid in capital		$ 883,375,968
Undistributed net investment income		(90,943)
Accumulated undistributed net realized gain (loss) on investments		(48,315)
Net unrealized appreciation (depreciation) on investments		(19,709,728)
Net Assets		$ 863,526,982

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,832,957 ÷ 2,020,486 shares)	$ 10.81

Maximum offering price per share (100/96.00 of $10.81)	$ 11.26
Class T: Net Asset Value and redemption price per share ($6,502,390 ÷ 601,766 shares)	$ 10.81

Maximum offering price per share (100/96.00 of $10.81)	$ 11.26
Class C: Net Asset Value and offering price per share ($13,705,046 ÷ 1,268,412 shares)A	$ 10.80

Corporate Bond: Net Asset Value, offering price and redemption price per share ($771,620,657 ÷ 71,409,525 shares)	$ 10.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($49,865,932 ÷ 4,614,746 shares)	$ 10.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2013

Investment Income
Dividends		$ 6,473
Interest		22,564,241
Income from Fidelity Central Funds		1,336,541
Total income		23,907,255

Expenses
Management fee	$ 2,618,511
Transfer agent fees	829,884
Distribution and service plan fees	328,876
Independent trustees' compensation	2,674
Miscellaneous	1,607
Total expenses before reductions	3,781,552
Expense reductions	(1,819)	3,779,733
Net investment income (loss)		20,127,522
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		528,552
Change in net unrealized appreciation (depreciation) on investment securities		(43,600,433)
Net gain (loss)		(43,071,881)
Net increase (decrease) in net assets resulting from operations		$ (22,944,359)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,127,522	$ 8,761,568
Net realized gain (loss)	528,552	3,238,592
Change in net unrealized appreciation (depreciation)	(43,600,433)	21,740,905
Net increase (decrease) in net assets resulting from operations	(22,944,359)	33,741,065
Distributions to shareholders from net investment income	(20,053,746)	(8,916,262)
Distributions to shareholders from net realized gain	(4,309,634)	(2,397,454)
Total distributions	(24,363,380)	(11,313,716)
Share transactions - net increase (decrease)	355,765,675	391,423,272
Total increase (decrease) in net assets	308,457,936	413,850,621

Net Assets
Beginning of period	555,069,046	141,218,425
End of period (including distributions in excess of net investment income of $90,943 and distributions in excess of net investment income of $40,685, respectively)	$ 863,526,982	$ 555,069,046

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.277	.287	.356	.128
Net realized and unrealized gain (loss)	(.536)	.857	.366	.446
Total from investment operations	(.259)	1.144	.722	.574
Distributions from net investment income	(.273)	(.294)	(.370)	(.124)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.351)	(.424)	(.472)	(.124)
Net asset value, end of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B,C,D	(2.36)%	10.98%	7.16%	5.78%
Ratios to Average Net Assets F,I
Expenses before reductions	.76%	.76%	.75%	.74% A
Expenses net of fee waivers, if any	.76%	.76%	.75%	.74% A
Expenses net of all reductions	.76%	.76%	.75%	.74% A
Net investment income (loss)	2.43%	2.62%	3.43%	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,833	$ 40,842	$ 12,935	$ 3,083
Portfolio turnover rate G	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.272	.284	.357	.131
Net realized and unrealized gain (loss)	(.537)	.868	.363	.436
Total from investment operations	(.265)	1.152	.720	.567
Distributions from net investment income	(.267)	(.292)	(.368)	(.127)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.345)	(.422)	(.470)	(.127)
Net asset value, end of period	$ 10.81	$ 11.42	$ 10.69	$ 10.44
Total Return B,C,D	(2.42)%	11.06%	7.14%	5.71%
Ratios to Average Net Assets F,I
Expenses before reductions	.80%	.79%	.75%	.68% A
Expenses net of fee waivers, if any	.80%	.79%	.75%	.68% A
Expenses net of all reductions	.80%	.79%	.75%	.68% A
Net investment income (loss)	2.39%	2.59%	3.42%	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,502	$ 12,078	$ 5,153	$ 1,026
Portfolio turnover rate G	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.189	.204	.280	.106
Net realized and unrealized gain (loss)	(.544)	.868	.361	.437
Total from investment operations	(.355)	1.072	.641	.543
Distributions from net investment income	(.187)	(.212)	(.289)	(.103)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.265)	(.342)	(.391)	(.103)
Net asset value, end of period	$ 10.80	$ 11.42	$ 10.69	$ 10.44
Total Return B,C,D	(3.20)%	10.25%	6.34%	5.46%
Ratios to Average Net Assets F,I
Expenses before reductions	1.53%	1.51%	1.47%	1.45% A
Expenses net of fee waivers, if any	1.53%	1.51%	1.47%	1.45% A
Expenses net of all reductions	1.53%	1.51%	1.47%	1.45% A
Net investment income (loss)	1.66%	1.86%	2.71%	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,705	$ 24,613	$ 11,111	$ 668
Portfolio turnover rate G	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Corporate Bond

Years ended August 31,	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.309	.321	.388	.137
Net realized and unrealized gain (loss)	(.532)	.858	.367	.447
Total from investment operations	(.223)	1.179	.755	.584
Distributions from net investment income	(.309)	(.329)	(.403)	(.134)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.387)	(.459)	(.505)	(.134)
Net asset value, end of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B,C	(2.06)%	11.32%	7.50%	5.88%
Ratios to Average Net Assets E,H
Expenses before reductions	.45%	.45%	.45%	.44% A
Expenses net of fee waivers, if any	.45%	.45%	.45%	.44% A
Expenses net of all reductions	.45%	.45%	.45%	.44% A
Net investment income (loss)	2.74%	2.93%	3.72%	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 771,621	$ 471,540	$ 110,113	$ 124,879
Portfolio turnover rate F	58%	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.301	.316	.389	.140
Net realized and unrealized gain (loss)	(.530)	.858	.366	.445
Total from investment operations	(.229)	1.174	.755	.585
Distributions from net investment income	(.303)	(.324)	(.403)	(.135)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.381)	(.454)	(.505)	(.135)
Net asset value, end of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B,C	(2.11)%	11.27%	7.51%	5.89%
Ratios to Average Net Assets E,H
Expenses before reductions	.52%	.49%	.43%	.42% A
Expenses net of fee waivers, if any	.51%	.49%	.43%	.42% A
Expenses net of all reductions	.51%	.49%	.43%	.42% A
Net investment income (loss)	2.68%	2.88%	3.75%	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,866	$ 5,996	$ 1,906	$ 1,406
Portfolio turnover rate F	58%	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,237,685
Gross unrealized depreciation	(27,980,806)
Net unrealized appreciation (depreciation) on securities and other investments	$ (18,473,121)

Tax Cost	$ 875,272,222

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 86,834
Undistributed long-term capital gain	$ 1,519,019
Net unrealized appreciation (depreciation)	$ (18,743,121)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 23,698,514	$ 10,802,252
Long-term Capital Gains	664,866	511,464
Total	$ 24,363,380	$ 11,313,716

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $549,381,958 and $190,069,319, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 86,926	$ 2,486
Class T	-%	.25%	25,514	219
Class C	.75%	.25%	216,436	61,465
			$ 328,876	$ 64,170

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,504
Class T	2,131
Class C*	6,486
$ 24,121

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 56,274.16
Class T	20,583.20
Class C	38,798.18
Corporate Bond	646,744.10
Institutional Class	67,485.16
	$ 829,884

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,609 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $53.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,766.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 833,757	$ 761,485
Class T	243,158	227,037
Class C	353,250	359,670
Corporate Bond	17,529,207	7,436,733
Institutional Class	1,094,374	131,337
Total	$ 20,053,746	$ 8,916,262
From net realized gain
Class A	$ 277,814	$ 226,737
Class T	58,953	84,113
Class C	165,646	181,128
Corporate Bond	3,673,268	1,864,916
Institutional Class	133,953	40,560
Total	$ 4,309,634	$ 2,397,454

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class A
Shares sold	1,515,657	3,577,324	$ 17,270,761	$ 39,069,309
Reinvestment of distributions	85,203	80,222	968,306	875,332
Shares redeemed	(3,155,406)	(1,291,953)	(35,637,175)	(14,113,652)
Net increase (decrease)	(1,554,546)	2,365,593	$ (17,398,108)	$ 25,830,989
Class T
Shares sold	1,302,915	1,089,803	$ 14,971,061	$ 11,948,478
Reinvestment of distributions	23,403	26,819	265,396	291,689
Shares redeemed	(1,781,782)	(541,220)	(19,747,768)	(5,935,143)
Net increase (decrease)	(455,464)	575,402	$ (4,511,311)	$ 6,305,024
Class C
Shares sold	808,078	1,511,513	$ 9,209,001	$ 16,535,831
Reinvestment of distributions	43,397	47,965	493,436	519,854
Shares redeemed	(1,737,760)	(443,761)	(19,645,556)	(4,863,734)
Net increase (decrease)	(886,285)	1,115,717	$ (9,943,119)	$ 12,191,951
Corporate Bond
Shares sold	63,621,676	40,020,155	$ 717,197,210	$ 442,439,609
Reinvestment of distributions	1,783,304	804,150	20,136,107	8,804,600
Shares redeemed	(35,271,546)	(9,843,919)	(396,626,148)	(107,934,192)
Net increase (decrease)	30,133,434	30,980,386	$ 340,707,169	$ 343,310,017
Institutional Class
Shares sold	4,694,320	690,402	$ 53,739,928	$ 7,576,789
Reinvestment of distributions	102,987	12,624	1,159,091	137,521
Shares redeemed	(707,380)	(356,384)	(7,987,975)	(3,929,019)
Net increase (decrease)	4,089,927	346,642	$ 46,911,044	$ 3,785,291

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013, $1,948,597, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.57% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $12,957,282 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ACBDI-UANN-1013
1.907012.103

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Corporate Bond
Fund - Class A, Class T and Class C

Annual Report

August 31, 2013

(Fidelity Cover Art)

Class A, Class T and
Class C are classes of
Fidelity® Corporate Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Life of fund A
Class A (incl. 4.00% sales charge)	-6.27%	5.08%
Class T (incl. 4.00% sales charge)	-6.32%	5.05%
Class C (incl. contingent deferred sales charge) B	-4.14%	5.55%

A From May 4, 2010.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Corporate Bond Fund - Class A on May 4, 2010, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Investment-grade credit also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from David Prothro and Michael Plage, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Corporate Bond Fund: For the year, the fund's Class A, Class T and Class C shares returned -2.36%, -2.42% and -3.20%, respectively (excluding sales charges), compared with -2.12% for the Barclays® U.S. Credit Bond Index. The fund's allocations to banks, insurance companies and real estate investment trusts (REITs) helped the fund's relative performance, as did underweighting industrials and overweighting utilities. In fact, the financials sector had a positive total return for the period. Underweighting emerging-markets sovereign debt and U.S. government-related bonds was beneficial, as corporates outperformed non-corporates. In addition, an overweighting in BBB-rated issues and an underweighting in AA-rated issues contributed. On the down side, our Treasury securities - used as a hedge against potential macroeconomic risk and increased volatility - were a drag on performance versus the index during a period when riskier assets outperformed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.76%
Actual		$ 1,000.00	$ 962.00	$ 3.76
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.79%
Actual		$ 1,000.00	$ 961.70	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class C	1.52%
Actual		$ 1,000.00	$ 957.40	$ 7.50
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Corporate Bond	.45%
Actual		$ 1,000.00	$ 963.50	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 963.20	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Government and U.S. Government Agency Obligations 2.6%	U.S. Government and U.S. Government Agency Obligations 4.3%
AAA 0.7%	AAA 0.0%
AA 1.5%	AA 1.4%
A 33.1%	A 34.7%
BBB 49.8%	BBB 52.2%
BB and Below 8.0%	BB and Below 6.7%
Not Rated 0.1%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2013
6 months ago
Years	9.6	9.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	6.6	7.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013*		As of February 28, 2013**
	Corporate Bonds 89.2%		Corporate Bonds 91.4%
	U.S. Government and U.S. Government Agency Obligations 2.6%		U.S. Government and U.S. Government Agency Obligations 4.3%
	Municipal Bonds 3.3%		Municipal Bonds 2.8%
	Other Investments 0.7%		Other Investments 1.0%
	Short-Term Investments and Net Other Assets (Liabilities) 4.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	12.3%	** Foreign investments	12.8%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 85.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 303,354
Automobiles - 2.5%
Daimler Finance North America LLC:
1.95% 3/28/14 (c)	450,000	452,555
2.3% 1/9/15 (c)	1,250,000	1,269,488
Ford Motor Co. 4.75% 1/15/43	8,184,000	7,199,350
Volkswagen International Finance NV:
1.15% 11/20/15 (c)	10,010,000	10,044,535
2.375% 3/22/17 (c)	2,050,000	2,081,890
		21,047,818
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (c)	79,000	77,903
4.25% 6/15/23 (c)	549,000	538,279
5.75% 6/15/43 (c)	396,000	406,381
		1,022,563
Household Durables - 0.6%
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,261,250
Media - 3.7%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,366,263
COX Communications, Inc. 3.25% 12/15/22 (c)	301,000	264,758
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	228,433
Discovery Communications LLC:
4.875% 4/1/43	256,000	234,903
6.35% 6/1/40	221,000	242,896
NBC Universal, Inc.:
3.65% 4/30/15	129,000	135,115
5.15% 4/30/20	3,625,000	4,080,463
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (c)	5,083,000	4,895,168
News America Holdings, Inc. 7.75% 12/1/45	111,000	138,205
News America, Inc.:
6.15% 2/15/41	4,800,000	5,262,187
6.9% 8/15/39	300,000	348,082
Time Warner Cable, Inc.:
4% 9/1/21	3,773,000	3,539,199
5.85% 5/1/17	5,763,000	6,267,458
5.875% 11/15/40	211,000	188,886
6.75% 7/1/18	700,000	779,150
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.:
4.75% 3/29/21	$ 1,750,000	$ 1,860,950
6.2% 3/15/40	1,700,000	1,847,939
Viacom, Inc.:
1.25% 2/27/15	390,000	390,982
3.5% 4/1/17	34,000	35,335
		32,106,372
Multiline Retail - 0.3%
Target Corp. 4% 7/1/42	2,750,000	2,464,371
Specialty Retail - 1.1%
AutoZone, Inc. 3.7% 4/15/22	253,000	246,098
Home Depot, Inc. 5.95% 4/1/41	941,000	1,115,466
Lowe's Companies, Inc.:
3.75% 4/15/21	821,000	844,638
5.125% 11/15/41	650,000	673,295
Turlock Corp. 1.5% 11/2/17 (c)	7,000,000	6,831,461
		9,710,958
TOTAL CONSUMER DISCRETIONARY		71,916,686
CONSUMER STAPLES - 7.0%
Beverages - 1.9%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	4,141,000	4,089,726
Beam, Inc.:
1.75% 6/15/18	702,000	682,824
1.875% 5/15/17	798,000	795,654
3.25% 6/15/23	266,000	252,493
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,474,463
FBG Finance Ltd. 5.125% 6/15/15 (c)	282,000	302,505
Fortune Brands, Inc. 5.375% 1/15/16	1,043,000	1,135,748
Heineken NV:
1.4% 10/1/17 (c)	287,000	278,238
2.75% 4/1/23 (c)	299,000	269,326
4% 10/1/42 (c)	96,000	81,130
SABMiller Holdings, Inc.:
1.85% 1/15/15 (c)	2,760,000	2,793,959
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
SABMiller Holdings, Inc.: - continued
2.45% 1/15/17 (c)	$ 2,655,000	$ 2,701,638
3.75% 1/15/22 (c)	300,000	300,451
		16,158,155
Food & Staples Retailing - 1.7%
CVS Caremark Corp. 2.75% 12/1/22	5,110,000	4,710,751
Kroger Co. 3.85% 8/1/23	6,030,000	5,894,391
Walgreen Co.:
1.8% 9/15/17	234,000	231,950
3.1% 9/15/22	3,607,000	3,373,851
4.4% 9/15/42	124,000	111,649
		14,322,592
Food Products - 0.7%
ConAgra Foods, Inc.:
1.9% 1/25/18	285,000	279,590
3.2% 1/25/23	331,000	308,499
Kraft Foods, Inc.:
5.375% 2/10/20	3,782,000	4,219,714
6.5% 8/11/17	1,274,000	1,474,227
		6,282,030
Tobacco - 2.7%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,251,113
4.125% 9/11/15	2,100,000	2,231,221
4.75% 5/5/21	2,894,000	3,059,757
9.7% 11/10/18	3,062,000	4,007,086
Philip Morris International, Inc.:
2.5% 8/22/22	5,000,000	4,542,745
4.375% 11/15/41	2,100,000	1,920,918
Reynolds American, Inc.:
1.05% 10/30/15	660,000	659,888
3.25% 11/1/22	3,304,000	3,015,756
4.75% 11/1/42	470,000	408,759
6.75% 6/15/17	384,000	441,901
7.625% 6/1/16	1,000,000	1,156,541
		23,695,685
TOTAL CONSUMER STAPLES		60,458,462
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 8.3%
Energy Equipment & Services - 1.6%
Cameron International Corp. 1.6% 4/30/15	$ 259,000	$ 260,529
DCP Midstream LLC:
4.75% 9/30/21 (c)	158,000	159,807
5.35% 3/15/20 (c)	3,116,000	3,309,856
5.85% 5/21/43 (c)(e)	7,500,000	6,956,250
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	753,105
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	125,136
3.05% 3/1/16	450,000	462,794
Transocean, Inc. 6.5% 11/15/20	930,000	1,026,428
Weatherford International Ltd. 4.95% 10/15/13	78,000	78,332
		13,132,237
Oil, Gas & Consumable Fuels - 6.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	440,535
6.375% 9/15/17	3,626,000	4,191,642
Apache Corp. 4.75% 4/15/43	3,233,000	3,104,721
Cenovus Energy, Inc. 3% 8/15/22	5,250,000	4,915,549
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	363,438
3.875% 3/15/23	222,000	202,486
4.95% 4/1/22	1,925,000	1,911,875
Duke Energy Field Services 5.375% 10/15/15 (c)	54,000	58,053
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	552,826
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	140,677
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	133,159
Enterprise Products Operating LP:
1.25% 8/13/15	387,000	388,720
4.05% 2/15/22	1,065,000	1,088,047
Hess Corp.:
5.6% 2/15/41	5,000,000	5,114,520
6% 1/15/40	1,287,000	1,368,802
Kinder Morgan Energy Partners LP 2.65% 2/1/19	390,000	385,196
Marathon Petroleum Corp. 3.5% 3/1/16	150,000	157,319
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	480,000	494,832
Nexen, Inc.:
5.2% 3/10/15	41,000	43,257
6.2% 7/30/19	324,000	374,619
ONEOK Partners LP 2% 10/1/17	2,822,000	2,762,563
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	$ 39,000	$ 40,004
5.375% 1/27/21	370,000	361,299
5.75% 1/20/20	3,652,000	3,696,532
Petroleos Mexicanos:
3.5% 7/18/18	959,000	967,152
5.5% 1/21/21	545,000	577,700
5.5% 6/27/44	2,899,000	2,514,883
6% 3/5/20	116,000	127,310
6.5% 6/2/41	1,105,000	1,099,475
Phillips 66:
1.95% 3/5/15	2,088,000	2,119,092
2.95% 5/1/17	2,767,000	2,848,552
4.3% 4/1/22	300,000	302,597
5.875% 5/1/42	498,000	528,615
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	514,000	507,597
Schlumberger Investment SA 2.4% 8/1/22 (c)	4,345,000	3,963,639
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	60,973
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	461,134
4.6% 6/15/21	414,000	422,980
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,000,000	4,548,460
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	195,000	199,583
Western Gas Partners LP:
2.6% 8/15/18	858,000	847,678
5.375% 6/1/21	1,273,000	1,373,082
Williams Partners LP 3.35% 8/15/22	2,500,000	2,273,180
		58,034,353
TOTAL ENERGY		71,166,590
FINANCIALS - 39.3%
Capital Markets - 6.1%
BlackRock, Inc. 3.375% 6/1/22	316,000	310,968
Charles Schwab Corp. 2.2% 7/25/18	3,166,000	3,143,056
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	3,916,720
2.9% 7/19/18	4,240,000	4,228,912
3.625% 2/7/16	1,275,000	1,334,993
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.125% 1/15/15	$ 935,000	$ 984,021
5.25% 7/27/21	1,227,000	1,308,641
5.75% 1/24/22	9,150,000	10,029,214
5.95% 1/18/18	178,000	198,901
6.15% 4/1/18	204,000	230,351
Lazard Group LLC:
6.85% 6/15/17	171,000	192,853
7.125% 5/15/15	1,108,000	1,202,334
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,300,544
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,468,201
3.75% 2/25/23	1,168,000	1,107,224
4% 7/24/15	1,947,000	2,033,161
4.1% 5/22/23	4,610,000	4,217,399
4.875% 11/1/22	6,884,000	6,782,027
5.5% 7/28/21	1,222,000	1,325,352
5.625% 9/23/19	329,000	361,592
5.75% 1/25/21	557,000	613,990
6.625% 4/1/18	153,000	175,137
Northern Trust Corp. 2.375% 8/2/22	5,000,000	4,522,935
		52,988,526
Commercial Banks - 13.0%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,718,157
Associated Banc Corp. 5.125% 3/28/16	575,000	614,304
BB&T Corp.:
1.45% 1/12/18	6,075,000	5,872,642
3.95% 3/22/22	1,925,000	1,903,174
Comerica, Inc. 4.8% 5/1/15	487,000	512,862
Credit Suisse 6% 2/15/18	122,000	136,541
Discover Bank:
2% 2/21/18	3,900,000	3,770,376
7% 4/15/20	2,391,000	2,801,164
Fifth Third Bancorp:
3.5% 3/15/22	552,000	537,734
5.45% 1/15/17	709,000	777,021
8.25% 3/1/38	3,848,000	4,958,756
Fifth Third Capital Trust IV 6.5% 4/15/37 (e)	550,000	545,875
HSBC Bank U.S.A. N.A. 4.875% 8/24/20	725,000	771,935
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
HSBC Holdings PLC:
4% 3/30/22	$ 284,000	$ 285,872
5.1% 4/5/21	133,000	145,133
6.5% 9/15/37	100,000	112,836
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,273,951
Intesa Sanpaolo SpA 3.875% 1/16/18	5,150,000	5,016,054
JPMorgan Chase Bank 6% 10/1/17	10,850,000	12,307,990
KeyBank NA 1.65% 2/1/18	501,000	486,860
KeyCorp. 5.1% 3/24/21	2,081,000	2,277,369
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,301,805
5% 1/17/17	1,027,000	1,111,316
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (c)	4,377,000	4,217,327
PNC Bank NA 3.8% 7/25/23	4,300,000	4,172,539
Regions Bank:
6.45% 6/26/37	250,000	259,541
7.5% 5/15/18	7,499,000	8,758,322
Regions Financial Corp.:
2% 5/15/18	558,000	533,070
5.75% 6/15/15	1,655,000	1,774,926
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	664,518
6.1% 6/10/23	1,000,000	960,252
6.125% 12/15/22	5,972,000	5,737,450
Sumitomo Mitsui Banking Corp. 1.45% 7/19/16	4,505,000	4,511,884
SunTrust Bank 2.75% 5/1/23	7,863,000	7,071,094
SunTrust Banks, Inc. 3.5% 1/20/17	3,320,000	3,476,873
UnionBanCal Corp. 3.5% 6/18/22	979,000	945,222
Wachovia Bank NA:
6% 11/15/17	405,000	462,873
6.6% 1/15/38	1,410,000	1,714,669
Wachovia Corp.:
5.25% 8/1/14	2,000,000	2,082,856
5.625% 10/15/16	6,652,000	7,425,761
Wells Fargo & Co. 1.25% 7/20/16	5,610,000	5,598,101
Wells Fargo Bank NA 0.75% 7/20/15	2,892,000	2,893,727
		112,500,732
Consumer Finance - 2.7%
American Express Credit Corp. 2.75% 9/15/15	1,452,000	1,504,430
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,164,261
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
3.85% 11/21/22	$ 38,000	$ 35,773
5.2% 4/27/22	2,355,000	2,432,913
6.45% 6/12/17	107,000	120,761
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,750,000	2,832,225
5.875% 8/2/21	2,700,000	2,935,427
General Electric Capital Corp.:
3.15% 9/7/22	6,770,000	6,276,007
4.65% 10/17/21	2,500,000	2,629,565
5.875% 1/14/38	150,000	161,967
HSBC U.S.A., Inc. 1.625% 1/16/18	703,000	680,901
Hyundai Capital America:
1.625% 10/2/15 (c)	178,000	177,900
2.125% 10/2/17 (c)	197,000	192,152
		23,144,282
Diversified Financial Services - 7.6%
Bank of America Corp.:
3.3% 1/11/23	4,113,000	3,793,412
4.1% 7/24/23	2,930,000	2,876,516
4.5% 4/1/15	3,200,000	3,355,344
5.625% 7/1/20	4,500,000	4,944,276
5.75% 12/1/17	3,000,000	3,352,854
6.5% 8/1/16	1,240,000	1,397,642
BP Capital Markets PLC:
2.5% 11/6/22	3,500,000	3,125,591
3.125% 10/1/15	608,000	636,250
3.245% 5/6/22	1,300,000	1,237,050
3.561% 11/1/21	2,000,000	1,968,274
4.5% 10/1/20	300,000	319,449
Citigroup, Inc.:
1.75% 5/1/18	7,500,000	7,203,675
3.953% 6/15/16	653,000	692,080
4.05% 7/30/22	316,000	303,444
4.45% 1/10/17	1,250,000	1,344,541
4.5% 1/14/22	2,311,000	2,399,229
5.375% 8/9/20	750,000	830,071
5.875% 1/30/42	110,000	121,683
6.125% 5/15/18	640,000	733,347
6.875% 3/5/38	175,000	217,372
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
8.5% 5/22/19	$ 85,000	$ 107,598
General Electric Capital Corp. 5.3% 2/11/21	1,460,000	1,574,305
ING U.S., Inc. 5.7% 7/15/43 (c)	1,108,000	1,078,806
JPMorgan Chase & Co.:
3.15% 7/5/16	1,905,000	1,989,397
3.2% 1/25/23	3,812,000	3,538,737
3.25% 9/23/22	2,689,000	2,512,088
3.375% 5/1/23	2,800,000	2,537,248
4.35% 8/15/21	650,000	673,925
4.5% 1/24/22	1,390,000	1,439,209
4.625% 5/10/21	655,000	691,637
5.4% 1/6/42	1,180,000	1,247,665
MetLife Institutional Funding II 0.6409% 1/6/15 (c)(e)	600,000	601,390
Moody's Corp. 4.5% 9/1/22	6,500,000	6,415,656
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	517,000	493,766
TECO Finance, Inc. 5.15% 3/15/20	114,000	123,656
		65,877,183
Insurance - 5.5%
American International Group, Inc.:
3.8% 3/22/17	1,042,000	1,101,595
4.875% 9/15/16	1,390,000	1,515,595
4.875% 6/1/22	2,728,000	2,904,824
5.85% 1/16/18	1,000,000	1,126,727
Aon Corp.:
3.125% 5/27/16	1,609,000	1,677,928
5% 9/30/20	553,000	601,707
6.25% 9/30/40	253,000	287,804
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,739,338
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	425,642
4.4% 5/15/42	107,000	98,981
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	66,000	67,650
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	3,821,591
4.3% 4/15/43	1,211,000	1,079,298
5.125% 4/15/22	274,000	297,746
Liberty Mutual Group, Inc. 4.95% 5/1/22 (c)	5,250,000	5,387,813
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	750,378
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	$ 148,000	$ 153,633
MetLife, Inc.:
1.756% 12/15/17 (b)	238,000	234,200
3.048% 12/15/22	487,000	460,741
Pacific LifeCorp:
5.125% 1/30/43 (c)	1,285,000	1,190,785
6% 2/10/20 (c)	902,000	1,007,246
Prudential Financial, Inc.:
4.5% 11/16/21	5,025,000	5,296,440
5.625% 5/12/41	1,170,000	1,239,215
5.625% 6/15/43 (e)	5,000,000	4,675,000
Symetra Financial Corp. 6.125% 4/1/16 (c)	455,000	487,304
Unum Group:
5.625% 9/15/20	1,846,000	2,007,154
5.75% 8/15/42	3,748,000	3,834,403
7.125% 9/30/16	106,000	120,918
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	1,938,000	2,145,911
		47,737,567
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	93,810
Boston Properties, Inc. 3.85% 2/1/23	738,000	715,374
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,266,921
DDR Corp. 4.625% 7/15/22	391,000	391,447
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,764,000	1,889,083
9.625% 3/15/16	214,000	253,584
Duke Realty LP:
3.625% 4/15/23	383,000	349,807
3.875% 10/15/22	403,000	376,911
4.375% 6/15/22	206,000	200,653
5.4% 8/15/14	151,000	156,882
5.5% 3/1/16	1,300,000	1,409,096
6.75% 3/15/20	1,295,000	1,475,602
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,793,645
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	104,555
6.2% 1/15/17	1,300,000	1,462,702
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc. 2.25% 3/15/18	$ 324,000	$ 317,313
Washington REIT 5.25% 1/15/14	58,000	58,803
		13,316,188
Real Estate Management & Development - 2.8%
BioMed Realty LP:
3.85% 4/15/16	914,000	955,003
4.25% 7/15/22	170,000	163,563
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	1,886,756
4.95% 4/15/18	290,000	308,037
7.5% 5/15/15	899,000	988,280
ERP Operating LP:
4.625% 12/15/21	1,461,000	1,525,356
4.75% 7/15/20	1,020,000	1,090,184
Liberty Property LP:
3.375% 6/15/23	1,087,000	988,781
4.125% 6/15/22	1,832,000	1,792,845
4.75% 10/1/20	752,000	784,101
5.125% 3/2/15	141,000	148,431
5.5% 12/15/16	1,816,000	1,999,886
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	475,815
3.15% 5/15/23	922,000	801,967
4.5% 4/18/22	94,000	92,037
7.75% 8/15/19	126,000	150,719
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,498,935
Prime Property Funding, Inc. 5.7% 4/15/17 (c)	76,000	82,678
Regency Centers LP 5.25% 8/1/15	249,000	266,532
Simon Property Group LP:
2.8% 1/30/17	47,000	48,205
4.125% 12/1/21	2,333,000	2,412,700
5.65% 2/1/20	775,000	865,274
Tanger Properties LP:
6.125% 6/1/20	661,000	763,100
6.15% 11/15/15	65,000	72,085
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	$ 508,000	$ 492,002
4% 4/30/19	275,000	284,764
		23,938,036
TOTAL FINANCIALS		339,502,514
HEALTH CARE - 5.3%
Biotechnology - 1.4%
Amgen, Inc.:
3.875% 11/15/21	2,300,000	2,304,129
5.15% 11/15/41	3,228,000	3,126,031
Howard Hughes Medical Institute 3.5% 9/1/23	6,481,000	6,379,287
		11,809,447
Health Care Providers & Services - 1.8%
Aetna, Inc.:
1.5% 11/15/17	72,000	69,828
2.75% 11/15/22	291,000	264,741
4.125% 11/15/42	163,000	141,704
Express Scripts Holding Co.:
2.1% 2/12/15	4,500,000	4,571,825
4.75% 11/15/21	530,000	561,372
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,764,586
UnitedHealth Group, Inc.:
2.75% 2/15/23	96,000	88,146
2.875% 3/15/23	928,000	859,318
3.95% 10/15/42	132,000	113,789
4.25% 3/15/43	2,500,000	2,252,013
4.625% 11/15/41	965,000	923,457
WellPoint, Inc.:
1.875% 1/15/18	288,000	281,683
2.375% 2/15/17	810,000	815,279
3.3% 1/15/23	516,000	484,219
4.625% 5/15/42	2,500,000	2,297,863
4.65% 1/15/43	662,000	609,493
		16,099,316
Pharmaceuticals - 2.1%
AbbVie, Inc.:
1.2% 11/6/15	15,000,000	15,042,328
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AbbVie, Inc.: - continued
1.75% 11/6/17	$ 999,000	$ 983,622
2.9% 11/6/22	603,000	560,476
4.4% 11/6/42	627,000	582,415
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	187,000	183,872
5% 8/15/14	130,000	134,769
Zoetis, Inc.:
1.875% 2/1/18 (c)	123,000	120,529
3.25% 2/1/23 (c)	300,000	281,860
4.7% 2/1/43 (c)	301,000	281,960
		18,171,831
TOTAL HEALTH CARE		46,080,594
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	103,000	105,879
United Technologies Corp. 4.5% 6/1/42	1,761,000	1,725,227
		1,831,106
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	549,000	547,258
Continental Airlines, Inc. 6.648% 3/15/19	78,958	83,008
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	51,445	53,760
8.36% 1/20/19	41,835	44,763
		728,789
Electrical Equipment - 1.3%
Roper Industries, Inc.:
1.85% 11/15/17	4,079,000	3,998,321
2.05% 10/1/18	7,475,000	7,285,120
		11,283,441
Industrial Conglomerates - 0.0%
General Electric Co. 4.125% 10/9/42	434,000	394,111
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Road & Rail - 1.1%
Burlington Northern Santa Fe LLC:
3% 3/15/23	$ 7,500,000	$ 6,973,635
4.4% 3/15/42	2,500,000	2,266,910
		9,240,545
TOTAL INDUSTRIALS		23,477,992
INFORMATION TECHNOLOGY - 3.1%
Computers & Peripherals - 0.6%
Apple, Inc. 2.4% 5/3/23	4,000,000	3,605,520
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,530,309
		5,135,829
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	153,044
5.95% 1/15/14	160,000	163,099
		316,143
IT Services - 0.1%
The Western Union Co. 2.375% 12/10/15	358,000	364,158
Office Electronics - 0.8%
Xerox Corp.:
2.95% 3/15/17	2,591,000	2,642,657
4.25% 2/15/15	3,200,000	3,337,549
4.5% 5/15/21	1,075,000	1,109,637
		7,089,843
Software - 1.6%
Oracle Corp.:
2.5% 10/15/22	6,000,000	5,482,986
3.625% 7/15/23	8,200,000	8,116,950
5.375% 7/15/40	240,000	261,917
		13,861,853
TOTAL INFORMATION TECHNOLOGY		26,767,826
MATERIALS - 3.1%
Chemicals - 1.2%
Ecolab, Inc. 1.45% 12/8/17	434,000	421,565
LYB International Finance BV 4% 7/15/23	5,565,000	5,471,953
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.:
3% 11/15/22	$ 3,530,000	$ 3,242,979
4.125% 11/15/21	696,000	706,203
4.25% 11/15/20	973,000	1,010,952
		10,853,652
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	92,120
Metals & Mining - 1.9%
Anglo American Capital PLC 9.375% 4/8/14 (c)	156,000	163,353
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (c)	2,040,000	1,953,832
4.5% 8/13/23 (c)	4,263,000	4,163,250
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	5,000,000	4,877,065
Teck Resources Ltd. 2.5% 2/1/18	5,000,000	4,809,780
Vale Overseas Ltd. 6.25% 1/23/17	104,000	114,767
		16,082,047
TOTAL MATERIALS		27,027,819
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.:
1.4% 12/1/17	6,053,000	5,875,332
3.875% 8/15/21	1,500,000	1,514,973
5.55% 8/15/41	4,650,000	4,737,606
6.3% 1/15/38	970,000	1,076,437
British Telecommunications PLC 1.625% 6/28/16	435,000	437,144
Verizon Communications, Inc.:
2.45% 11/1/22	7,000,000	6,145,972
3.5% 11/1/21	1,420,000	1,387,544
4.6% 4/1/21	460,000	484,675
		21,659,683
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,468,966
3.625% 3/30/15	564,000	581,846
		2,050,812
TOTAL TELECOMMUNICATION SERVICES		23,710,495
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 5.2%
Electric Utilities - 3.3%
AmerenUE 6.4% 6/15/17	$ 133,000	$ 154,251
American Electric Power Co., Inc. 1.65% 12/15/17	2,173,000	2,110,757
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	243,187
Commonwealth Edison Co. 1.95% 9/1/16	83,000	84,563
Duke Capital LLC 5.668% 8/15/14	192,000	199,941
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	99,549
Duke Energy Corp.:
1.625% 8/15/17	5,685,000	5,613,540
2.1% 6/15/18	414,000	411,240
3.55% 9/15/21	1,250,000	1,244,078
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,076,980
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	500,000	555,762
6.4% 9/15/20 (c)	1,310,000	1,498,493
Entergy Louisiana LLC 1.875% 12/15/14	144,000	145,801
FirstEnergy Corp.:
2.75% 3/15/18	599,000	574,081
4.25% 3/15/23	894,000	810,210
7.375% 11/15/31	4,030,000	4,064,348
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,162,841
Nevada Power Co.:
6.5% 8/1/18	70,000	83,357
6.65% 4/1/36	500,000	625,175
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	584,978
Northeast Utilities:
1.45% 5/1/18	208,000	200,167
2.8% 5/1/23	946,000	868,063
Pacific Gas & Electric Co. 3.25% 9/15/21	22,000	21,545
Pepco Holdings, Inc. 2.7% 10/1/15	2,228,000	2,285,197
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	70,000
Tampa Electric Co. 6.55% 5/15/36	500,000	609,216
Xcel Energy, Inc. 4.8% 9/15/41	554,000	549,090
		27,946,410
Gas Utilities - 0.2%
Boston Gas Co. 4.487% 2/15/42 (c)	2,000,000	1,892,062
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,667
		1,910,729
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 1.7%
Dominion Resources, Inc.:
1.95% 8/15/16	$ 1,612,000	$ 1,638,635
2.5756% 9/30/66 (e)	7,091,000	6,604,678
7.5% 6/30/66 (e)	145,000	156,600
NiSource Finance Corp.:
4.45% 12/1/21	91,000	93,097
5.25% 2/15/43	234,000	224,974
5.4% 7/15/14	1,060,000	1,101,055
5.45% 9/15/20	650,000	714,403
5.95% 6/15/41	1,493,000	1,583,229
6.4% 3/15/18	59,000	68,034
Sempra Energy:
2.3% 4/1/17	2,024,000	2,046,385
2.875% 10/1/22	224,000	206,457
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	117,000	121,388
		14,558,935
TOTAL UTILITIES		44,416,074
TOTAL NONCONVERTIBLE BONDS (Cost $750,827,826)		734,525,052
U.S. Treasury Obligations - 2.6%

U.S. Treasury Bonds 2.875% 5/15/43	13,504,000	11,423,547
U.S. Treasury Notes 2% 2/15/23	11,836,000	11,100,878
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,941,805)		22,524,425
Municipal Securities - 3.3%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	363,748
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	50,153
7.3% 10/1/39	1,485,000	1,855,611
7.5% 4/1/34	1,165,000	1,472,222
7.55% 4/1/39	730,000	944,854
7.6% 11/1/40	5,750,000	7,535,030
7.625% 3/1/40	70,000	91,092
Municipal Securities - continued
	Principal Amount	Value
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	$ 1,275,000	$ 1,416,449
Georgia Muni. Elec. Auth. Pwr. Rev. (Plant Vogtle Units 3&4 Proj.) Series 2010 A, 6.655% 4/1/57	690,000	717,421
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	2,500,000	2,668,025
5.877% 3/1/19	10,835,000	11,629,747
TOTAL MUNICIPAL SECURITIES (Cost $30,285,930)		28,744,352
Foreign Government and Government Agency Obligations - 0.6%

Chilean Republic 3.25% 9/14/21	155,000	149,420
Russian Federation 3.25% 4/4/17 (c)	800,000	825,040
United Mexican States:
4.75% 3/8/44	4,516,000	3,928,920
6.05% 1/11/40	146,000	154,614
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,977,344)		5,057,994
Fixed-Income Funds - 4.4%
	Shares
Fidelity Specialized High Income Central Fund (f) (Cost $38,800,805)	369,193	38,263,135
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(e) (Cost $103,589)	$ 102,000	112,613
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $27,301,530)	27,301,530	$ 27,301,530
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $876,238,829)		856,529,101
NET OTHER ASSETS (LIABILITIES) - 0.8%		6,997,881
NET ASSETS - 100%		$ 863,526,982
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,405,324 or 9.1% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,916
Fidelity Specialized High Income Central Fund	1,297,625
Total	$ 1,336,541
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ -	$ 38,800,805	$ -	$ 38,263,135	9.7%
Total	$ -	$ 38,800,805	$ -	$ 38,263,135
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 734,525,052	$ -	$ 734,525,052	$ -
U.S. Government and Government Agency Obligations	22,524,425	-	22,524,425	-
Municipal Securities	28,744,352	-	28,744,352	-
Foreign Government and Government Agency Obligations	5,057,994	-	5,057,994	-
Fixed-Income Funds	38,263,135	38,263,135	-	-
Preferred Securities	112,613	-	112,613	-
Money Market Funds	27,301,530	27,301,530	-	-
Total Investments in Securities:	$ 856,529,101	$ 65,564,665	$ 790,964,436	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.7%
United Kingdom	2.9%
Netherlands	2.0%
Canada	1.9%
Mexico	1.4%
Japan	1.0%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $810,136,494)	$ 790,964,436
Fidelity Central Funds (cost $66,102,335)	65,564,665
Total Investments (cost $876,238,829)		$ 856,529,101
Receivable for fund shares sold		516,563
Interest receivable		8,205,249
Distributions receivable from Fidelity Central Funds		2,980
Receivable from investment adviser for expense reductions		133
Total assets		865,254,026

Liabilities
Payable for investments purchased	$ 306,934
Payable for fund shares redeemed	955,621
Distributions payable	116,211
Accrued management fee	253,707
Distribution and service plan fees payable	18,093
Other affiliated payables	76,478
Total liabilities		1,727,044

Net Assets		$ 863,526,982
Net Assets consist of:
Paid in capital		$ 883,375,968
Undistributed net investment income		(90,943)
Accumulated undistributed net realized gain (loss) on investments		(48,315)
Net unrealized appreciation (depreciation) on investments		(19,709,728)
Net Assets		$ 863,526,982

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,832,957 ÷ 2,020,486 shares)	$ 10.81

Maximum offering price per share (100/96.00 of $10.81)	$ 11.26
Class T: Net Asset Value and redemption price per share ($6,502,390 ÷ 601,766 shares)	$ 10.81

Maximum offering price per share (100/96.00 of $10.81)	$ 11.26
Class C: Net Asset Value and offering price per share ($13,705,046 ÷ 1,268,412 shares)A	$ 10.80

Corporate Bond: Net Asset Value, offering price and redemption price per share ($771,620,657 ÷ 71,409,525 shares)	$ 10.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($49,865,932 ÷ 4,614,746 shares)	$ 10.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2013

Investment Income
Dividends		$ 6,473
Interest		22,564,241
Income from Fidelity Central Funds		1,336,541
Total income		23,907,255

Expenses
Management fee	$ 2,618,511
Transfer agent fees	829,884
Distribution and service plan fees	328,876
Independent trustees' compensation	2,674
Miscellaneous	1,607
Total expenses before reductions	3,781,552
Expense reductions	(1,819)	3,779,733
Net investment income (loss)		20,127,522
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		528,552
Change in net unrealized appreciation (depreciation) on investment securities		(43,600,433)
Net gain (loss)		(43,071,881)
Net increase (decrease) in net assets resulting from operations		$ (22,944,359)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,127,522	$ 8,761,568
Net realized gain (loss)	528,552	3,238,592
Change in net unrealized appreciation (depreciation)	(43,600,433)	21,740,905
Net increase (decrease) in net assets resulting from operations	(22,944,359)	33,741,065
Distributions to shareholders from net investment income	(20,053,746)	(8,916,262)
Distributions to shareholders from net realized gain	(4,309,634)	(2,397,454)
Total distributions	(24,363,380)	(11,313,716)
Share transactions - net increase (decrease)	355,765,675	391,423,272
Total increase (decrease) in net assets	308,457,936	413,850,621

Net Assets
Beginning of period	555,069,046	141,218,425
End of period (including distributions in excess of net investment income of $90,943 and distributions in excess of net investment income of $40,685, respectively)	$ 863,526,982	$ 555,069,046

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.277	.287	.356	.128
Net realized and unrealized gain (loss)	(.536)	.857	.366	.446
Total from investment operations	(.259)	1.144	.722	.574
Distributions from net investment income	(.273)	(.294)	(.370)	(.124)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.351)	(.424)	(.472)	(.124)
Net asset value, end of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B,C,D	(2.36)%	10.98%	7.16%	5.78%
Ratios to Average Net Assets F,I
Expenses before reductions	.76%	.76%	.75%	.74% A
Expenses net of fee waivers, if any	.76%	.76%	.75%	.74% A
Expenses net of all reductions	.76%	.76%	.75%	.74% A
Net investment income (loss)	2.43%	2.62%	3.43%	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,833	$ 40,842	$ 12,935	$ 3,083
Portfolio turnover rate G	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.272	.284	.357	.131
Net realized and unrealized gain (loss)	(.537)	.868	.363	.436
Total from investment operations	(.265)	1.152	.720	.567
Distributions from net investment income	(.267)	(.292)	(.368)	(.127)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.345)	(.422)	(.470)	(.127)
Net asset value, end of period	$ 10.81	$ 11.42	$ 10.69	$ 10.44
Total Return B,C,D	(2.42)%	11.06%	7.14%	5.71%
Ratios to Average Net Assets F,I
Expenses before reductions	.80%	.79%	.75%	.68% A
Expenses net of fee waivers, if any	.80%	.79%	.75%	.68% A
Expenses net of all reductions	.80%	.79%	.75%	.68% A
Net investment income (loss)	2.39%	2.59%	3.42%	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,502	$ 12,078	$ 5,153	$ 1,026
Portfolio turnover rate G	58%	103%	242% J	67% K
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.189	.204	.280	.106
Net realized and unrealized gain (loss)	(.544)	.868	.361	.437
Total from investment operations	(.355)	1.072	.641	.543
Distributions from net investment income	(.187)	(.212)	(.289)	(.103)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.265)	(.342)	(.391)	(.103)
Net asset value, end of period	$ 10.80	$ 11.42	$ 10.69	$ 10.44
Total Return B,C,D	(3.20)%	10.25%	6.34%	5.46%
Ratios to Average Net Assets F,I
Expenses before reductions	1.53%	1.51%	1.47%	1.45% A
Expenses net of fee waivers, if any	1.53%	1.51%	1.47%	1.45% A
Expenses net of all reductions	1.53%	1.51%	1.47%	1.45% A
Net investment income (loss)	1.66%	1.86%	2.71%	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,705	$ 24,613	$ 11,111	$ 668
Portfolio turnover rate G	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Corporate Bond

Years ended August 31,	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.309	.321	.388	.137
Net realized and unrealized gain (loss)	(.532)	.858	.367	.447
Total from investment operations	(.223)	1.179	.755	.584
Distributions from net investment income	(.309)	(.329)	(.403)	(.134)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.387)	(.459)	(.505)	(.134)
Net asset value, end of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B,C	(2.06)%	11.32%	7.50%	5.88%
Ratios to Average Net Assets E,H
Expenses before reductions	.45%	.45%	.45%	.44% A
Expenses net of fee waivers, if any	.45%	.45%	.45%	.44% A
Expenses net of all reductions	.45%	.45%	.45%	.44% A
Net investment income (loss)	2.74%	2.93%	3.72%	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 771,621	$ 471,540	$ 110,113	$ 124,879
Portfolio turnover rate F	58%	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.301	.316	.389	.140
Net realized and unrealized gain (loss)	(.530)	.858	.366	.445
Total from investment operations	(.229)	1.174	.755	.585
Distributions from net investment income	(.303)	(.324)	(.403)	(.135)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.381)	(.454)	(.505)	(.135)
Net asset value, end of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B,C	(2.11)%	11.27%	7.51%	5.89%
Ratios to Average Net Assets E,H
Expenses before reductions	.52%	.49%	.43%	.42% A
Expenses net of fee waivers, if any	.51%	.49%	.43%	.42% A
Expenses net of all reductions	.51%	.49%	.43%	.42% A
Net investment income (loss)	2.68%	2.88%	3.75%	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,866	$ 5,996	$ 1,906	$ 1,406
Portfolio turnover rate F	58%	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,237,685
Gross unrealized depreciation	(27,980,806)
Net unrealized appreciation (depreciation) on securities and other investments	$ (18,473,121)

Tax Cost	$ 875,272,222

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 86,834
Undistributed long-term capital gain	$ 1,519,019
Net unrealized appreciation (depreciation)	$ (18,743,121)

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 23,698,514	$ 10,802,252
Long-term Capital Gains	664,866	511,464
Total	$ 24,363,380	$ 11,313,716

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $549,381,958 and $190,069,319, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 86,926	$ 2,486
Class T	-%	.25%	25,514	219
Class C	.75%	.25%	216,436	61,465
			$ 328,876	$ 64,170

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,504
Class T	2,131
Class C*	6,486
$ 24,121

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 56,274.16
Class T	20,583.20
Class C	38,798.18
Corporate Bond	646,744.10
Institutional Class	67,485.16
	$ 829,884

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,609 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $53.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,766.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 833,757	$ 761,485
Class T	243,158	227,037
Class C	353,250	359,670
Corporate Bond	17,529,207	7,436,733
Institutional Class	1,094,374	131,337
Total	$ 20,053,746	$ 8,916,262
From net realized gain
Class A	$ 277,814	$ 226,737
Class T	58,953	84,113
Class C	165,646	181,128
Corporate Bond	3,673,268	1,864,916
Institutional Class	133,953	40,560
Total	$ 4,309,634	$ 2,397,454

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class A
Shares sold	1,515,657	3,577,324	$ 17,270,761	$ 39,069,309
Reinvestment of distributions	85,203	80,222	968,306	875,332
Shares redeemed	(3,155,406)	(1,291,953)	(35,637,175)	(14,113,652)
Net increase (decrease)	(1,554,546)	2,365,593	$ (17,398,108)	$ 25,830,989
Class T
Shares sold	1,302,915	1,089,803	$ 14,971,061	$ 11,948,478
Reinvestment of distributions	23,403	26,819	265,396	291,689
Shares redeemed	(1,781,782)	(541,220)	(19,747,768)	(5,935,143)
Net increase (decrease)	(455,464)	575,402	$ (4,511,311)	$ 6,305,024
Class C
Shares sold	808,078	1,511,513	$ 9,209,001	$ 16,535,831
Reinvestment of distributions	43,397	47,965	493,436	519,854
Shares redeemed	(1,737,760)	(443,761)	(19,645,556)	(4,863,734)
Net increase (decrease)	(886,285)	1,115,717	$ (9,943,119)	$ 12,191,951
Corporate Bond
Shares sold	63,621,676	40,020,155	$ 717,197,210	$ 442,439,609
Reinvestment of distributions	1,783,304	804,150	20,136,107	8,804,600
Shares redeemed	(35,271,546)	(9,843,919)	(396,626,148)	(107,934,192)
Net increase (decrease)	30,133,434	30,980,386	$ 340,707,169	$ 343,310,017
Institutional Class
Shares sold	4,694,320	690,402	$ 53,739,928	$ 7,576,789
Reinvestment of distributions	102,987	12,624	1,159,091	137,521
Shares redeemed	(707,380)	(356,384)	(7,987,975)	(3,929,019)
Net increase (decrease)	4,089,927	346,642	$ 46,911,044	$ 3,785,291

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013, $1,948,597, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.57% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $12,957,282 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ACBD-UANN-1013
1.907024.103

Fidelity®

Corporate Bond

Fund

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Life of fund A
Fidleity® Corporate Bond Fund	-2.06%	6.70%

A From May 4, 2010.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Corporate Bond Fund, a class of the fund, on May 4, 2010, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Investment-grade credit also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from David Prothro and Michael Plage, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Corporate Bond Fund: For the year, the fund's Retail Class shares returned -2.06%, compared with -2.12% for the Barclays® U.S. Credit Bond Index. The fund's allocations to banks, insurance companies and real estate investment trusts (REITs) helped the fund's relative performance, as did underweighting industrials and overweighting utilities. In fact, the financials sector had a positive total return for the period. Underweighting emerging-markets sovereign debt and U.S. government-related bonds was beneficial, as corporates outperformed non-corporates. In addition, an overweighting in BBB-rated issues and an underweighting in AA-rated issues contributed. On the down side, our Treasury securities - used as a hedge against potential macroeconomic risk and increased volatility - were a drag on performance versus the index during a period when riskier assets outperformed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.76%
Actual		$ 1,000.00	$ 962.00	$ 3.76
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.87
Class T	.79%
Actual		$ 1,000.00	$ 961.70	$ 3.91
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class C	1.52%
Actual		$ 1,000.00	$ 957.40	$ 7.50
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Corporate Bond	.45%
Actual		$ 1,000.00	$ 963.50	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 963.20	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Government and U.S. Government Agency Obligations 2.6%	U.S. Government and U.S. Government Agency Obligations 4.3%
AAA 0.7%	AAA 0.0%
AA 1.5%	AA 1.4%
A 33.1%	A 34.7%
BBB 49.8%	BBB 52.2%
BB and Below 8.0%	BB and Below 6.7%
Not Rated 0.1%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2013
6 months ago
Years	9.6	9.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	6.6	7.0

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013*		As of February 28, 2013**
	Corporate Bonds 89.2%		Corporate Bonds 91.4%
	U.S. Government and U.S. Government Agency Obligations 2.6%		U.S. Government and U.S. Government Agency Obligations 4.3%
	Municipal Bonds 3.3%		Municipal Bonds 2.8%
	Other Investments 0.7%		Other Investments 1.0%
	Short-Term Investments and Net Other Assets (Liabilities) 4.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	12.3%	** Foreign investments	12.8%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 85.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 0.0%
DaimlerChrysler NA Holding Corp. 6.5% 11/15/13	$ 300,000	$ 303,354
Automobiles - 2.5%
Daimler Finance North America LLC:
1.95% 3/28/14 (c)	450,000	452,555
2.3% 1/9/15 (c)	1,250,000	1,269,488
Ford Motor Co. 4.75% 1/15/43	8,184,000	7,199,350
Volkswagen International Finance NV:
1.15% 11/20/15 (c)	10,010,000	10,044,535
2.375% 3/22/17 (c)	2,050,000	2,081,890
		21,047,818
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (c)	79,000	77,903
4.25% 6/15/23 (c)	549,000	538,279
5.75% 6/15/43 (c)	396,000	406,381
		1,022,563
Household Durables - 0.6%
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,261,250
Media - 3.7%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,366,263
COX Communications, Inc. 3.25% 12/15/22 (c)	301,000	264,758
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	228,433
Discovery Communications LLC:
4.875% 4/1/43	256,000	234,903
6.35% 6/1/40	221,000	242,896
NBC Universal, Inc.:
3.65% 4/30/15	129,000	135,115
5.15% 4/30/20	3,625,000	4,080,463
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (c)	5,083,000	4,895,168
News America Holdings, Inc. 7.75% 12/1/45	111,000	138,205
News America, Inc.:
6.15% 2/15/41	4,800,000	5,262,187
6.9% 8/15/39	300,000	348,082
Time Warner Cable, Inc.:
4% 9/1/21	3,773,000	3,539,199
5.85% 5/1/17	5,763,000	6,267,458
5.875% 11/15/40	211,000	188,886
6.75% 7/1/18	700,000	779,150
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.:
4.75% 3/29/21	$ 1,750,000	$ 1,860,950
6.2% 3/15/40	1,700,000	1,847,939
Viacom, Inc.:
1.25% 2/27/15	390,000	390,982
3.5% 4/1/17	34,000	35,335
		32,106,372
Multiline Retail - 0.3%
Target Corp. 4% 7/1/42	2,750,000	2,464,371
Specialty Retail - 1.1%
AutoZone, Inc. 3.7% 4/15/22	253,000	246,098
Home Depot, Inc. 5.95% 4/1/41	941,000	1,115,466
Lowe's Companies, Inc.:
3.75% 4/15/21	821,000	844,638
5.125% 11/15/41	650,000	673,295
Turlock Corp. 1.5% 11/2/17 (c)	7,000,000	6,831,461
		9,710,958
TOTAL CONSUMER DISCRETIONARY		71,916,686
CONSUMER STAPLES - 7.0%
Beverages - 1.9%
Anheuser-Busch InBev Worldwide, Inc. 1.375% 7/15/17	4,141,000	4,089,726
Beam, Inc.:
1.75% 6/15/18	702,000	682,824
1.875% 5/15/17	798,000	795,654
3.25% 6/15/23	266,000	252,493
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,474,463
FBG Finance Ltd. 5.125% 6/15/15 (c)	282,000	302,505
Fortune Brands, Inc. 5.375% 1/15/16	1,043,000	1,135,748
Heineken NV:
1.4% 10/1/17 (c)	287,000	278,238
2.75% 4/1/23 (c)	299,000	269,326
4% 10/1/42 (c)	96,000	81,130
SABMiller Holdings, Inc.:
1.85% 1/15/15 (c)	2,760,000	2,793,959
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
SABMiller Holdings, Inc.: - continued
2.45% 1/15/17 (c)	$ 2,655,000	$ 2,701,638
3.75% 1/15/22 (c)	300,000	300,451
		16,158,155
Food & Staples Retailing - 1.7%
CVS Caremark Corp. 2.75% 12/1/22	5,110,000	4,710,751
Kroger Co. 3.85% 8/1/23	6,030,000	5,894,391
Walgreen Co.:
1.8% 9/15/17	234,000	231,950
3.1% 9/15/22	3,607,000	3,373,851
4.4% 9/15/42	124,000	111,649
		14,322,592
Food Products - 0.7%
ConAgra Foods, Inc.:
1.9% 1/25/18	285,000	279,590
3.2% 1/25/23	331,000	308,499
Kraft Foods, Inc.:
5.375% 2/10/20	3,782,000	4,219,714
6.5% 8/11/17	1,274,000	1,474,227
		6,282,030
Tobacco - 2.7%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,251,113
4.125% 9/11/15	2,100,000	2,231,221
4.75% 5/5/21	2,894,000	3,059,757
9.7% 11/10/18	3,062,000	4,007,086
Philip Morris International, Inc.:
2.5% 8/22/22	5,000,000	4,542,745
4.375% 11/15/41	2,100,000	1,920,918
Reynolds American, Inc.:
1.05% 10/30/15	660,000	659,888
3.25% 11/1/22	3,304,000	3,015,756
4.75% 11/1/42	470,000	408,759
6.75% 6/15/17	384,000	441,901
7.625% 6/1/16	1,000,000	1,156,541
		23,695,685
TOTAL CONSUMER STAPLES		60,458,462
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 8.3%
Energy Equipment & Services - 1.6%
Cameron International Corp. 1.6% 4/30/15	$ 259,000	$ 260,529
DCP Midstream LLC:
4.75% 9/30/21 (c)	158,000	159,807
5.35% 3/15/20 (c)	3,116,000	3,309,856
5.85% 5/21/43 (c)(e)	7,500,000	6,956,250
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	753,105
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	125,136
3.05% 3/1/16	450,000	462,794
Transocean, Inc. 6.5% 11/15/20	930,000	1,026,428
Weatherford International Ltd. 4.95% 10/15/13	78,000	78,332
		13,132,237
Oil, Gas & Consumable Fuels - 6.7%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	440,535
6.375% 9/15/17	3,626,000	4,191,642
Apache Corp. 4.75% 4/15/43	3,233,000	3,104,721
Cenovus Energy, Inc. 3% 8/15/22	5,250,000	4,915,549
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	363,438
3.875% 3/15/23	222,000	202,486
4.95% 4/1/22	1,925,000	1,911,875
Duke Energy Field Services 5.375% 10/15/15 (c)	54,000	58,053
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	552,826
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	140,677
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	133,159
Enterprise Products Operating LP:
1.25% 8/13/15	387,000	388,720
4.05% 2/15/22	1,065,000	1,088,047
Hess Corp.:
5.6% 2/15/41	5,000,000	5,114,520
6% 1/15/40	1,287,000	1,368,802
Kinder Morgan Energy Partners LP 2.65% 2/1/19	390,000	385,196
Marathon Petroleum Corp. 3.5% 3/1/16	150,000	157,319
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	480,000	494,832
Nexen, Inc.:
5.2% 3/10/15	41,000	43,257
6.2% 7/30/19	324,000	374,619
ONEOK Partners LP 2% 10/1/17	2,822,000	2,762,563
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	$ 39,000	$ 40,004
5.375% 1/27/21	370,000	361,299
5.75% 1/20/20	3,652,000	3,696,532
Petroleos Mexicanos:
3.5% 7/18/18	959,000	967,152
5.5% 1/21/21	545,000	577,700
5.5% 6/27/44	2,899,000	2,514,883
6% 3/5/20	116,000	127,310
6.5% 6/2/41	1,105,000	1,099,475
Phillips 66:
1.95% 3/5/15	2,088,000	2,119,092
2.95% 5/1/17	2,767,000	2,848,552
4.3% 4/1/22	300,000	302,597
5.875% 5/1/42	498,000	528,615
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	514,000	507,597
Schlumberger Investment SA 2.4% 8/1/22 (c)	4,345,000	3,963,639
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	60,973
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	461,134
4.6% 6/15/21	414,000	422,980
TransCanada PipeLines Ltd. 2.5% 8/1/22	5,000,000	4,548,460
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	195,000	199,583
Western Gas Partners LP:
2.6% 8/15/18	858,000	847,678
5.375% 6/1/21	1,273,000	1,373,082
Williams Partners LP 3.35% 8/15/22	2,500,000	2,273,180
		58,034,353
TOTAL ENERGY		71,166,590
FINANCIALS - 39.3%
Capital Markets - 6.1%
BlackRock, Inc. 3.375% 6/1/22	316,000	310,968
Charles Schwab Corp. 2.2% 7/25/18	3,166,000	3,143,056
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	3,916,720
2.9% 7/19/18	4,240,000	4,228,912
3.625% 2/7/16	1,275,000	1,334,993
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.125% 1/15/15	$ 935,000	$ 984,021
5.25% 7/27/21	1,227,000	1,308,641
5.75% 1/24/22	9,150,000	10,029,214
5.95% 1/18/18	178,000	198,901
6.15% 4/1/18	204,000	230,351
Lazard Group LLC:
6.85% 6/15/17	171,000	192,853
7.125% 5/15/15	1,108,000	1,202,334
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,300,544
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,468,201
3.75% 2/25/23	1,168,000	1,107,224
4% 7/24/15	1,947,000	2,033,161
4.1% 5/22/23	4,610,000	4,217,399
4.875% 11/1/22	6,884,000	6,782,027
5.5% 7/28/21	1,222,000	1,325,352
5.625% 9/23/19	329,000	361,592
5.75% 1/25/21	557,000	613,990
6.625% 4/1/18	153,000	175,137
Northern Trust Corp. 2.375% 8/2/22	5,000,000	4,522,935
		52,988,526
Commercial Banks - 13.0%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,718,157
Associated Banc Corp. 5.125% 3/28/16	575,000	614,304
BB&T Corp.:
1.45% 1/12/18	6,075,000	5,872,642
3.95% 3/22/22	1,925,000	1,903,174
Comerica, Inc. 4.8% 5/1/15	487,000	512,862
Credit Suisse 6% 2/15/18	122,000	136,541
Discover Bank:
2% 2/21/18	3,900,000	3,770,376
7% 4/15/20	2,391,000	2,801,164
Fifth Third Bancorp:
3.5% 3/15/22	552,000	537,734
5.45% 1/15/17	709,000	777,021
8.25% 3/1/38	3,848,000	4,958,756
Fifth Third Capital Trust IV 6.5% 4/15/37 (e)	550,000	545,875
HSBC Bank U.S.A. N.A. 4.875% 8/24/20	725,000	771,935
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
HSBC Holdings PLC:
4% 3/30/22	$ 284,000	$ 285,872
5.1% 4/5/21	133,000	145,133
6.5% 9/15/37	100,000	112,836
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,273,951
Intesa Sanpaolo SpA 3.875% 1/16/18	5,150,000	5,016,054
JPMorgan Chase Bank 6% 10/1/17	10,850,000	12,307,990
KeyBank NA 1.65% 2/1/18	501,000	486,860
KeyCorp. 5.1% 3/24/21	2,081,000	2,277,369
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,301,805
5% 1/17/17	1,027,000	1,111,316
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (c)	4,377,000	4,217,327
PNC Bank NA 3.8% 7/25/23	4,300,000	4,172,539
Regions Bank:
6.45% 6/26/37	250,000	259,541
7.5% 5/15/18	7,499,000	8,758,322
Regions Financial Corp.:
2% 5/15/18	558,000	533,070
5.75% 6/15/15	1,655,000	1,774,926
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	664,518
6.1% 6/10/23	1,000,000	960,252
6.125% 12/15/22	5,972,000	5,737,450
Sumitomo Mitsui Banking Corp. 1.45% 7/19/16	4,505,000	4,511,884
SunTrust Bank 2.75% 5/1/23	7,863,000	7,071,094
SunTrust Banks, Inc. 3.5% 1/20/17	3,320,000	3,476,873
UnionBanCal Corp. 3.5% 6/18/22	979,000	945,222
Wachovia Bank NA:
6% 11/15/17	405,000	462,873
6.6% 1/15/38	1,410,000	1,714,669
Wachovia Corp.:
5.25% 8/1/14	2,000,000	2,082,856
5.625% 10/15/16	6,652,000	7,425,761
Wells Fargo & Co. 1.25% 7/20/16	5,610,000	5,598,101
Wells Fargo Bank NA 0.75% 7/20/15	2,892,000	2,893,727
		112,500,732
Consumer Finance - 2.7%
American Express Credit Corp. 2.75% 9/15/15	1,452,000	1,504,430
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,164,261
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
3.85% 11/21/22	$ 38,000	$ 35,773
5.2% 4/27/22	2,355,000	2,432,913
6.45% 6/12/17	107,000	120,761
Ford Motor Credit Co. LLC:
3.875% 1/15/15	2,750,000	2,832,225
5.875% 8/2/21	2,700,000	2,935,427
General Electric Capital Corp.:
3.15% 9/7/22	6,770,000	6,276,007
4.65% 10/17/21	2,500,000	2,629,565
5.875% 1/14/38	150,000	161,967
HSBC U.S.A., Inc. 1.625% 1/16/18	703,000	680,901
Hyundai Capital America:
1.625% 10/2/15 (c)	178,000	177,900
2.125% 10/2/17 (c)	197,000	192,152
		23,144,282
Diversified Financial Services - 7.6%
Bank of America Corp.:
3.3% 1/11/23	4,113,000	3,793,412
4.1% 7/24/23	2,930,000	2,876,516
4.5% 4/1/15	3,200,000	3,355,344
5.625% 7/1/20	4,500,000	4,944,276
5.75% 12/1/17	3,000,000	3,352,854
6.5% 8/1/16	1,240,000	1,397,642
BP Capital Markets PLC:
2.5% 11/6/22	3,500,000	3,125,591
3.125% 10/1/15	608,000	636,250
3.245% 5/6/22	1,300,000	1,237,050
3.561% 11/1/21	2,000,000	1,968,274
4.5% 10/1/20	300,000	319,449
Citigroup, Inc.:
1.75% 5/1/18	7,500,000	7,203,675
3.953% 6/15/16	653,000	692,080
4.05% 7/30/22	316,000	303,444
4.45% 1/10/17	1,250,000	1,344,541
4.5% 1/14/22	2,311,000	2,399,229
5.375% 8/9/20	750,000	830,071
5.875% 1/30/42	110,000	121,683
6.125% 5/15/18	640,000	733,347
6.875% 3/5/38	175,000	217,372
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
8.5% 5/22/19	$ 85,000	$ 107,598
General Electric Capital Corp. 5.3% 2/11/21	1,460,000	1,574,305
ING U.S., Inc. 5.7% 7/15/43 (c)	1,108,000	1,078,806
JPMorgan Chase & Co.:
3.15% 7/5/16	1,905,000	1,989,397
3.2% 1/25/23	3,812,000	3,538,737
3.25% 9/23/22	2,689,000	2,512,088
3.375% 5/1/23	2,800,000	2,537,248
4.35% 8/15/21	650,000	673,925
4.5% 1/24/22	1,390,000	1,439,209
4.625% 5/10/21	655,000	691,637
5.4% 1/6/42	1,180,000	1,247,665
MetLife Institutional Funding II 0.6409% 1/6/15 (c)(e)	600,000	601,390
Moody's Corp. 4.5% 9/1/22	6,500,000	6,415,656
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	517,000	493,766
TECO Finance, Inc. 5.15% 3/15/20	114,000	123,656
		65,877,183
Insurance - 5.5%
American International Group, Inc.:
3.8% 3/22/17	1,042,000	1,101,595
4.875% 9/15/16	1,390,000	1,515,595
4.875% 6/1/22	2,728,000	2,904,824
5.85% 1/16/18	1,000,000	1,126,727
Aon Corp.:
3.125% 5/27/16	1,609,000	1,677,928
5% 9/30/20	553,000	601,707
6.25% 9/30/40	253,000	287,804
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,739,338
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	425,642
4.4% 5/15/42	107,000	98,981
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	66,000	67,650
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	3,821,591
4.3% 4/15/43	1,211,000	1,079,298
5.125% 4/15/22	274,000	297,746
Liberty Mutual Group, Inc. 4.95% 5/1/22 (c)	5,250,000	5,387,813
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	701,000	750,378
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	$ 148,000	$ 153,633
MetLife, Inc.:
1.756% 12/15/17 (b)	238,000	234,200
3.048% 12/15/22	487,000	460,741
Pacific LifeCorp:
5.125% 1/30/43 (c)	1,285,000	1,190,785
6% 2/10/20 (c)	902,000	1,007,246
Prudential Financial, Inc.:
4.5% 11/16/21	5,025,000	5,296,440
5.625% 5/12/41	1,170,000	1,239,215
5.625% 6/15/43 (e)	5,000,000	4,675,000
Symetra Financial Corp. 6.125% 4/1/16 (c)	455,000	487,304
Unum Group:
5.625% 9/15/20	1,846,000	2,007,154
5.75% 8/15/42	3,748,000	3,834,403
7.125% 9/30/16	106,000	120,918
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	1,938,000	2,145,911
		47,737,567
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	93,810
Boston Properties, Inc. 3.85% 2/1/23	738,000	715,374
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,266,921
DDR Corp. 4.625% 7/15/22	391,000	391,447
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,764,000	1,889,083
9.625% 3/15/16	214,000	253,584
Duke Realty LP:
3.625% 4/15/23	383,000	349,807
3.875% 10/15/22	403,000	376,911
4.375% 6/15/22	206,000	200,653
5.4% 8/15/14	151,000	156,882
5.5% 3/1/16	1,300,000	1,409,096
6.75% 3/15/20	1,295,000	1,475,602
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,793,645
Federal Realty Investment Trust:
5.95% 8/15/14	100,000	104,555
6.2% 1/15/17	1,300,000	1,462,702
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care REIT, Inc. 2.25% 3/15/18	$ 324,000	$ 317,313
Washington REIT 5.25% 1/15/14	58,000	58,803
		13,316,188
Real Estate Management & Development - 2.8%
BioMed Realty LP:
3.85% 4/15/16	914,000	955,003
4.25% 7/15/22	170,000	163,563
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	1,886,756
4.95% 4/15/18	290,000	308,037
7.5% 5/15/15	899,000	988,280
ERP Operating LP:
4.625% 12/15/21	1,461,000	1,525,356
4.75% 7/15/20	1,020,000	1,090,184
Liberty Property LP:
3.375% 6/15/23	1,087,000	988,781
4.125% 6/15/22	1,832,000	1,792,845
4.75% 10/1/20	752,000	784,101
5.125% 3/2/15	141,000	148,431
5.5% 12/15/16	1,816,000	1,999,886
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	475,815
3.15% 5/15/23	922,000	801,967
4.5% 4/18/22	94,000	92,037
7.75% 8/15/19	126,000	150,719
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,498,935
Prime Property Funding, Inc. 5.7% 4/15/17 (c)	76,000	82,678
Regency Centers LP 5.25% 8/1/15	249,000	266,532
Simon Property Group LP:
2.8% 1/30/17	47,000	48,205
4.125% 12/1/21	2,333,000	2,412,700
5.65% 2/1/20	775,000	865,274
Tanger Properties LP:
6.125% 6/1/20	661,000	763,100
6.15% 11/15/15	65,000	72,085
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	$ 508,000	$ 492,002
4% 4/30/19	275,000	284,764
		23,938,036
TOTAL FINANCIALS		339,502,514
HEALTH CARE - 5.3%
Biotechnology - 1.4%
Amgen, Inc.:
3.875% 11/15/21	2,300,000	2,304,129
5.15% 11/15/41	3,228,000	3,126,031
Howard Hughes Medical Institute 3.5% 9/1/23	6,481,000	6,379,287
		11,809,447
Health Care Providers & Services - 1.8%
Aetna, Inc.:
1.5% 11/15/17	72,000	69,828
2.75% 11/15/22	291,000	264,741
4.125% 11/15/42	163,000	141,704
Express Scripts Holding Co.:
2.1% 2/12/15	4,500,000	4,571,825
4.75% 11/15/21	530,000	561,372
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,764,586
UnitedHealth Group, Inc.:
2.75% 2/15/23	96,000	88,146
2.875% 3/15/23	928,000	859,318
3.95% 10/15/42	132,000	113,789
4.25% 3/15/43	2,500,000	2,252,013
4.625% 11/15/41	965,000	923,457
WellPoint, Inc.:
1.875% 1/15/18	288,000	281,683
2.375% 2/15/17	810,000	815,279
3.3% 1/15/23	516,000	484,219
4.625% 5/15/42	2,500,000	2,297,863
4.65% 1/15/43	662,000	609,493
		16,099,316
Pharmaceuticals - 2.1%
AbbVie, Inc.:
1.2% 11/6/15	15,000,000	15,042,328
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
AbbVie, Inc.: - continued
1.75% 11/6/17	$ 999,000	$ 983,622
2.9% 11/6/22	603,000	560,476
4.4% 11/6/42	627,000	582,415
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	187,000	183,872
5% 8/15/14	130,000	134,769
Zoetis, Inc.:
1.875% 2/1/18 (c)	123,000	120,529
3.25% 2/1/23 (c)	300,000	281,860
4.7% 2/1/43 (c)	301,000	281,960
		18,171,831
TOTAL HEALTH CARE		46,080,594
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	103,000	105,879
United Technologies Corp. 4.5% 6/1/42	1,761,000	1,725,227
		1,831,106
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	549,000	547,258
Continental Airlines, Inc. 6.648% 3/15/19	78,958	83,008
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	51,445	53,760
8.36% 1/20/19	41,835	44,763
		728,789
Electrical Equipment - 1.3%
Roper Industries, Inc.:
1.85% 11/15/17	4,079,000	3,998,321
2.05% 10/1/18	7,475,000	7,285,120
		11,283,441
Industrial Conglomerates - 0.0%
General Electric Co. 4.125% 10/9/42	434,000	394,111
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Road & Rail - 1.1%
Burlington Northern Santa Fe LLC:
3% 3/15/23	$ 7,500,000	$ 6,973,635
4.4% 3/15/42	2,500,000	2,266,910
		9,240,545
TOTAL INDUSTRIALS		23,477,992
INFORMATION TECHNOLOGY - 3.1%
Computers & Peripherals - 0.6%
Apple, Inc. 2.4% 5/3/23	4,000,000	3,605,520
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,530,309
		5,135,829
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	153,044
5.95% 1/15/14	160,000	163,099
		316,143
IT Services - 0.1%
The Western Union Co. 2.375% 12/10/15	358,000	364,158
Office Electronics - 0.8%
Xerox Corp.:
2.95% 3/15/17	2,591,000	2,642,657
4.25% 2/15/15	3,200,000	3,337,549
4.5% 5/15/21	1,075,000	1,109,637
		7,089,843
Software - 1.6%
Oracle Corp.:
2.5% 10/15/22	6,000,000	5,482,986
3.625% 7/15/23	8,200,000	8,116,950
5.375% 7/15/40	240,000	261,917
		13,861,853
TOTAL INFORMATION TECHNOLOGY		26,767,826
MATERIALS - 3.1%
Chemicals - 1.2%
Ecolab, Inc. 1.45% 12/8/17	434,000	421,565
LYB International Finance BV 4% 7/15/23	5,565,000	5,471,953
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
The Dow Chemical Co.:
3% 11/15/22	$ 3,530,000	$ 3,242,979
4.125% 11/15/21	696,000	706,203
4.25% 11/15/20	973,000	1,010,952
		10,853,652
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	92,120
Metals & Mining - 1.9%
Anglo American Capital PLC 9.375% 4/8/14 (c)	156,000	163,353
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (c)	2,040,000	1,953,832
4.5% 8/13/23 (c)	4,263,000	4,163,250
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	5,000,000	4,877,065
Teck Resources Ltd. 2.5% 2/1/18	5,000,000	4,809,780
Vale Overseas Ltd. 6.25% 1/23/17	104,000	114,767
		16,082,047
TOTAL MATERIALS		27,027,819
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.:
1.4% 12/1/17	6,053,000	5,875,332
3.875% 8/15/21	1,500,000	1,514,973
5.55% 8/15/41	4,650,000	4,737,606
6.3% 1/15/38	970,000	1,076,437
British Telecommunications PLC 1.625% 6/28/16	435,000	437,144
Verizon Communications, Inc.:
2.45% 11/1/22	7,000,000	6,145,972
3.5% 11/1/21	1,420,000	1,387,544
4.6% 4/1/21	460,000	484,675
		21,659,683
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,468,966
3.625% 3/30/15	564,000	581,846
		2,050,812
TOTAL TELECOMMUNICATION SERVICES		23,710,495
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - 5.2%
Electric Utilities - 3.3%
AmerenUE 6.4% 6/15/17	$ 133,000	$ 154,251
American Electric Power Co., Inc. 1.65% 12/15/17	2,173,000	2,110,757
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	243,187
Commonwealth Edison Co. 1.95% 9/1/16	83,000	84,563
Duke Capital LLC 5.668% 8/15/14	192,000	199,941
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	99,549
Duke Energy Corp.:
1.625% 8/15/17	5,685,000	5,613,540
2.1% 6/15/18	414,000	411,240
3.55% 9/15/21	1,250,000	1,244,078
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,076,980
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	500,000	555,762
6.4% 9/15/20 (c)	1,310,000	1,498,493
Entergy Louisiana LLC 1.875% 12/15/14	144,000	145,801
FirstEnergy Corp.:
2.75% 3/15/18	599,000	574,081
4.25% 3/15/23	894,000	810,210
7.375% 11/15/31	4,030,000	4,064,348
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,162,841
Nevada Power Co.:
6.5% 8/1/18	70,000	83,357
6.65% 4/1/36	500,000	625,175
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	584,978
Northeast Utilities:
1.45% 5/1/18	208,000	200,167
2.8% 5/1/23	946,000	868,063
Pacific Gas & Electric Co. 3.25% 9/15/21	22,000	21,545
Pepco Holdings, Inc. 2.7% 10/1/15	2,228,000	2,285,197
Sierra Pacific Power Co. 5.45% 9/1/13	70,000	70,000
Tampa Electric Co. 6.55% 5/15/36	500,000	609,216
Xcel Energy, Inc. 4.8% 9/15/41	554,000	549,090
		27,946,410
Gas Utilities - 0.2%
Boston Gas Co. 4.487% 2/15/42 (c)	2,000,000	1,892,062
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,667
		1,910,729
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - 1.7%
Dominion Resources, Inc.:
1.95% 8/15/16	$ 1,612,000	$ 1,638,635
2.5756% 9/30/66 (e)	7,091,000	6,604,678
7.5% 6/30/66 (e)	145,000	156,600
NiSource Finance Corp.:
4.45% 12/1/21	91,000	93,097
5.25% 2/15/43	234,000	224,974
5.4% 7/15/14	1,060,000	1,101,055
5.45% 9/15/20	650,000	714,403
5.95% 6/15/41	1,493,000	1,583,229
6.4% 3/15/18	59,000	68,034
Sempra Energy:
2.3% 4/1/17	2,024,000	2,046,385
2.875% 10/1/22	224,000	206,457
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	117,000	121,388
		14,558,935
TOTAL UTILITIES		44,416,074
TOTAL NONCONVERTIBLE BONDS (Cost $750,827,826)		734,525,052
U.S. Treasury Obligations - 2.6%

U.S. Treasury Bonds 2.875% 5/15/43	13,504,000	11,423,547
U.S. Treasury Notes 2% 2/15/23	11,836,000	11,100,878
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,941,805)		22,524,425
Municipal Securities - 3.3%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	363,748
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	50,153
7.3% 10/1/39	1,485,000	1,855,611
7.5% 4/1/34	1,165,000	1,472,222
7.55% 4/1/39	730,000	944,854
7.6% 11/1/40	5,750,000	7,535,030
7.625% 3/1/40	70,000	91,092
Municipal Securities - continued
	Principal Amount	Value
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	$ 1,275,000	$ 1,416,449
Georgia Muni. Elec. Auth. Pwr. Rev. (Plant Vogtle Units 3&4 Proj.) Series 2010 A, 6.655% 4/1/57	690,000	717,421
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	2,500,000	2,668,025
5.877% 3/1/19	10,835,000	11,629,747
TOTAL MUNICIPAL SECURITIES (Cost $30,285,930)		28,744,352
Foreign Government and Government Agency Obligations - 0.6%

Chilean Republic 3.25% 9/14/21	155,000	149,420
Russian Federation 3.25% 4/4/17 (c)	800,000	825,040
United Mexican States:
4.75% 3/8/44	4,516,000	3,928,920
6.05% 1/11/40	146,000	154,614
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,977,344)		5,057,994
Fixed-Income Funds - 4.4%
	Shares
Fidelity Specialized High Income Central Fund (f) (Cost $38,800,805)	369,193	38,263,135
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(e) (Cost $103,589)	$ 102,000	112,613
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $27,301,530)	27,301,530	$ 27,301,530
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $876,238,829)		856,529,101
NET OTHER ASSETS (LIABILITIES) - 0.8%		6,997,881
NET ASSETS - 100%		$ 863,526,982
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,405,324 or 9.1% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,916
Fidelity Specialized High Income Central Fund	1,297,625
Total	$ 1,336,541
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ -	$ 38,800,805	$ -	$ 38,263,135	9.7%
Total	$ -	$ 38,800,805	$ -	$ 38,263,135
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 734,525,052	$ -	$ 734,525,052	$ -
U.S. Government and Government Agency Obligations	22,524,425	-	22,524,425	-
Municipal Securities	28,744,352	-	28,744,352	-
Foreign Government and Government Agency Obligations	5,057,994	-	5,057,994	-
Fixed-Income Funds	38,263,135	38,263,135	-	-
Preferred Securities	112,613	-	112,613	-
Money Market Funds	27,301,530	27,301,530	-	-
Total Investments in Securities:	$ 856,529,101	$ 65,564,665	$ 790,964,436	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.7%
United Kingdom	2.9%
Netherlands	2.0%
Canada	1.9%
Mexico	1.4%
Japan	1.0%
Others (Individually Less Than 1%)	3.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $810,136,494)	$ 790,964,436
Fidelity Central Funds (cost $66,102,335)	65,564,665
Total Investments (cost $876,238,829)		$ 856,529,101
Receivable for fund shares sold		516,563
Interest receivable		8,205,249
Distributions receivable from Fidelity Central Funds		2,980
Receivable from investment adviser for expense reductions		133
Total assets		865,254,026

Liabilities
Payable for investments purchased	$ 306,934
Payable for fund shares redeemed	955,621
Distributions payable	116,211
Accrued management fee	253,707
Distribution and service plan fees payable	18,093
Other affiliated payables	76,478
Total liabilities		1,727,044

Net Assets		$ 863,526,982
Net Assets consist of:
Paid in capital		$ 883,375,968
Undistributed net investment income		(90,943)
Accumulated undistributed net realized gain (loss) on investments		(48,315)
Net unrealized appreciation (depreciation) on investments		(19,709,728)
Net Assets		$ 863,526,982

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,832,957 ÷ 2,020,486 shares)	$ 10.81

Maximum offering price per share (100/96.00 of $10.81)	$ 11.26
Class T: Net Asset Value and redemption price per share ($6,502,390 ÷ 601,766 shares)	$ 10.81

Maximum offering price per share (100/96.00 of $10.81)	$ 11.26
Class C: Net Asset Value and offering price per share ($13,705,046 ÷ 1,268,412 shares)A	$ 10.80

Corporate Bond: Net Asset Value, offering price and redemption price per share ($771,620,657 ÷ 71,409,525 shares)	$ 10.81

Institutional Class: Net Asset Value, offering price and redemption price per share ($49,865,932 ÷ 4,614,746 shares)	$ 10.81

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2013

Investment Income
Dividends		$ 6,473
Interest		22,564,241
Income from Fidelity Central Funds		1,336,541
Total income		23,907,255

Expenses
Management fee	$ 2,618,511
Transfer agent fees	829,884
Distribution and service plan fees	328,876
Independent trustees' compensation	2,674
Miscellaneous	1,607
Total expenses before reductions	3,781,552
Expense reductions	(1,819)	3,779,733
Net investment income (loss)		20,127,522
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		528,552
Change in net unrealized appreciation (depreciation) on investment securities		(43,600,433)
Net gain (loss)		(43,071,881)
Net increase (decrease) in net assets resulting from operations		$ (22,944,359)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,127,522	$ 8,761,568
Net realized gain (loss)	528,552	3,238,592
Change in net unrealized appreciation (depreciation)	(43,600,433)	21,740,905
Net increase (decrease) in net assets resulting from operations	(22,944,359)	33,741,065
Distributions to shareholders from net investment income	(20,053,746)	(8,916,262)
Distributions to shareholders from net realized gain	(4,309,634)	(2,397,454)
Total distributions	(24,363,380)	(11,313,716)
Share transactions - net increase (decrease)	355,765,675	391,423,272
Total increase (decrease) in net assets	308,457,936	413,850,621

Net Assets
Beginning of period	555,069,046	141,218,425
End of period (including distributions in excess of net investment income of $90,943 and distributions in excess of net investment income of $40,685, respectively)	$ 863,526,982	$ 555,069,046

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.277	.287	.356	.128
Net realized and unrealized gain (loss)	(.536)	.857	.366	.446
Total from investment operations	(.259)	1.144	.722	.574
Distributions from net investment income	(.273)	(.294)	(.370)	(.124)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.351)	(.424)	(.472)	(.124)
Net asset value, end of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B,C,D	(2.36)%	10.98%	7.16%	5.78%
Ratios to Average Net Assets F,I
Expenses before reductions	.76%	.76%	.75%	.74% A
Expenses net of fee waivers, if any	.76%	.76%	.75%	.74% A
Expenses net of all reductions	.76%	.76%	.75%	.74% A
Net investment income (loss)	2.43%	2.62%	3.43%	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,833	$ 40,842	$ 12,935	$ 3,083
Portfolio turnover rate G	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.272	.284	.357	.131
Net realized and unrealized gain (loss)	(.537)	.868	.363	.436
Total from investment operations	(.265)	1.152	.720	.567
Distributions from net investment income	(.267)	(.292)	(.368)	(.127)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.345)	(.422)	(.470)	(.127)
Net asset value, end of period	$ 10.81	$ 11.42	$ 10.69	$ 10.44
Total Return B,C,D	(2.42)%	11.06%	7.14%	5.71%
Ratios to Average Net Assets F,I
Expenses before reductions	.80%	.79%	.75%	.68% A
Expenses net of fee waivers, if any	.80%	.79%	.75%	.68% A
Expenses net of all reductions	.80%	.79%	.75%	.68% A
Net investment income (loss)	2.39%	2.59%	3.42%	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,502	$ 12,078	$ 5,153	$ 1,026
Portfolio turnover rate G	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.189	.204	.280	.106
Net realized and unrealized gain (loss)	(.544)	.868	.361	.437
Total from investment operations	(.355)	1.072	.641	.543
Distributions from net investment income	(.187)	(.212)	(.289)	(.103)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.265)	(.342)	(.391)	(.103)
Net asset value, end of period	$ 10.80	$ 11.42	$ 10.69	$ 10.44
Total Return B,C,D	(3.20)%	10.25%	6.34%	5.46%
Ratios to Average Net Assets F,I
Expenses before reductions	1.53%	1.51%	1.47%	1.45% A
Expenses net of fee waivers, if any	1.53%	1.51%	1.47%	1.45% A
Expenses net of all reductions	1.53%	1.51%	1.47%	1.45% A
Net investment income (loss)	1.66%	1.86%	2.71%	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,705	$ 24,613	$ 11,111	$ 668
Portfolio turnover rate G	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Corporate Bond

Years ended August 31,	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.309	.321	.388	.137
Net realized and unrealized gain (loss)	(.532)	.858	.367	.447
Total from investment operations	(.223)	1.179	.755	.584
Distributions from net investment income	(.309)	(.329)	(.403)	(.134)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.387)	(.459)	(.505)	(.134)
Net asset value, end of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B,C	(2.06)%	11.32%	7.50%	5.88%
Ratios to Average Net Assets E,H
Expenses before reductions	.45%	.45%	.45%	.44% A
Expenses net of fee waivers, if any	.45%	.45%	.45%	.44% A
Expenses net of all reductions	.45%	.45%	.45%	.44% A
Net investment income (loss)	2.74%	2.93%	3.72%	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 771,621	$ 471,540	$ 110,113	$ 124,879
Portfolio turnover rate F	58%	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.301	.316	.389	.140
Net realized and unrealized gain (loss)	(.530)	.858	.366	.445
Total from investment operations	(.229)	1.174	.755	.585
Distributions from net investment income	(.303)	(.324)	(.403)	(.135)
Distributions from net realized gain	(.078)	(.130)	(.102)	-
Total distributions	(.381)	(.454)	(.505)	(.135)
Net asset value, end of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B,C	(2.11)%	11.27%	7.51%	5.89%
Ratios to Average Net Assets E,H
Expenses before reductions	.52%	.49%	.43%	.42% A
Expenses net of fee waivers, if any	.51%	.49%	.43%	.42% A
Expenses net of all reductions	.51%	.49%	.43%	.42% A
Net investment income (loss)	2.68%	2.88%	3.75%	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49,866	$ 5,996	$ 1,906	$ 1,406
Portfolio turnover rate F	58%	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,237,685
Gross unrealized depreciation	(27,980,806)
Net unrealized appreciation (depreciation) on securities and other investments	$ (18,473,121)

Tax Cost	$ 875,272,222

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 86,834
Undistributed long-term capital gain	$ 1,519,019
Net unrealized appreciation (depreciation)	$ (18,743,121)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 23,698,514	$ 10,802,252
Long-term Capital Gains	664,866	511,464
Total	$ 24,363,380	$ 11,313,716

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $549,381,958 and $190,069,319, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 86,926	$ 2,486
Class T	-%	.25%	25,514	219
Class C	.75%	.25%	216,436	61,465
			$ 328,876	$ 64,170

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 15,504
Class T	2,131
Class C*	6,486
$ 24,121

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 56,274.16
Class T	20,583.20
Class C	38,798.18
Corporate Bond	646,744.10
Institutional Class	67,485.16
	$ 829,884

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,609 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $53.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,766.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 833,757	$ 761,485
Class T	243,158	227,037
Class C	353,250	359,670
Corporate Bond	17,529,207	7,436,733
Institutional Class	1,094,374	131,337
Total	$ 20,053,746	$ 8,916,262
From net realized gain
Class A	$ 277,814	$ 226,737
Class T	58,953	84,113
Class C	165,646	181,128
Corporate Bond	3,673,268	1,864,916
Institutional Class	133,953	40,560
Total	$ 4,309,634	$ 2,397,454

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class A
Shares sold	1,515,657	3,577,324	$ 17,270,761	$ 39,069,309
Reinvestment of distributions	85,203	80,222	968,306	875,332
Shares redeemed	(3,155,406)	(1,291,953)	(35,637,175)	(14,113,652)
Net increase (decrease)	(1,554,546)	2,365,593	$ (17,398,108)	$ 25,830,989
Class T
Shares sold	1,302,915	1,089,803	$ 14,971,061	$ 11,948,478
Reinvestment of distributions	23,403	26,819	265,396	291,689
Shares redeemed	(1,781,782)	(541,220)	(19,747,768)	(5,935,143)
Net increase (decrease)	(455,464)	575,402	$ (4,511,311)	$ 6,305,024
Class C
Shares sold	808,078	1,511,513	$ 9,209,001	$ 16,535,831
Reinvestment of distributions	43,397	47,965	493,436	519,854
Shares redeemed	(1,737,760)	(443,761)	(19,645,556)	(4,863,734)
Net increase (decrease)	(886,285)	1,115,717	$ (9,943,119)	$ 12,191,951
Corporate Bond
Shares sold	63,621,676	40,020,155	$ 717,197,210	$ 442,439,609
Reinvestment of distributions	1,783,304	804,150	20,136,107	8,804,600
Shares redeemed	(35,271,546)	(9,843,919)	(396,626,148)	(107,934,192)
Net increase (decrease)	30,133,434	30,980,386	$ 340,707,169	$ 343,310,017
Institutional Class
Shares sold	4,694,320	690,402	$ 53,739,928	$ 7,576,789
Reinvestment of distributions	102,987	12,624	1,159,091	137,521
Shares redeemed	(707,380)	(356,384)	(7,987,975)	(3,929,019)
Net increase (decrease)	4,089,927	346,642	$ 46,911,044	$ 3,785,291

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Corporate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Corporate Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Corporate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013, $1,948,597, or, if subsequently determined to be different, the net capital gain of such year.

A total of 2.57% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $12,957,282 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

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Boston, MA

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Boston, MA

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State Street Bank and Trust Company

Quincy, MA

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Fidelity®

Intermediate Bond

Fund

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total returns reflect the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Bond Fund	-0.91%	5.39%	4.28%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Bond Fund on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Intermediate Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Investment-grade credit also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from Robert Galusza and Ford O'Neil, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Intermediate Bond Fund: For the year, the fund returned -0.91%, versus -1.06% for the Barclays® U.S. Intermediate Government/Credit Bond Index. Relative to the benchmark, sector selection in commercial mortgage-backed securities and asset-backed securities provided the biggest boost. A large overweighting in corporate bonds with an emphasis on financials - notably banks, real estate investment trusts (REITs) and insurance companies - also helped the fund versus the index. Elsewhere, small positions in government-agency-backed collateralized mortgage obligations and a Fidelity central fund that focuses on bonds at the higher end of the non-investment-grade quality spectrum gave our relative performance a further shot in the arm. On the downside, positioning within the seven-to-10-year portion of the yield curve was the primary detractor, as this segment of the curve significantly steepened. Additionally, our security selection within corporates modestly dampened relative performance. During the period, the fund's U.S. Treasury allocation was meaningfully reduced in order to fund an increased allocation to corporate credit.

Note to shareholders: On October 30, 2013, Robin Foley will become Lead Portfolio Manager of the fund and Rob Galusza will become Co-Portfolio Manager, replacing Ford O'Neil.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Actual	.45%	$ 1,000.00	$ 980.70	$ 2.25
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Government and U.S. Government Agency Obligations † 34.8%	U.S. Government and U.S. Government Agency Obligations † 36.0%
AAA 10.2%	AAA 12.6%
AA 5.9%	AA 5.8%
A 16.7%	A 14.8%
BBB 28.2%	BBB 26.3%
BB and Below 3.3%	BB and Below 2.8%
Not Rated 0.1%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 1.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2013
6 months ago
Years	4.3	4.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	3.9	3.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013 *		As of February 28, 2013 **
	Corporate Bonds 50.2%		Corporate Bonds 46.7%
	U.S. Government and U.S. Government Agency Obligations † 34.8%		U.S. Government and U.S. Government Agency Obligations † 36.0%
	Asset-Backed Securities 4.8%		Asset-Backed Securities 7.2%
	CMOs and Other Mortgage Related Securities 7.7%		CMOs and Other Mortgage Related Securities 6.4%
	Municipal Bonds 0.6%		Municipal Bonds 0.3%
	Other Investments 1.1%		Other Investments 2.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.8%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	11.0%	** Foreign investments	11.9%
Futures and Swaps	0.0%††	Futures and Swaps	0.0%††

† Includes NCUA Guaranteed Notes.

†† Amount represents less than 0.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 49.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 4.2%
Automobiles - 1.3%
Daimler Finance North America LLC:
1.25% 1/11/16 (d)	$ 8,000	$ 7,968
1.3% 7/31/15 (d)	8,485	8,516
1.45% 8/1/16 (d)	2,380	2,370
1.65% 4/10/15 (d)	4,140	4,175
1.95% 3/28/14 (d)	5,578	5,610
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	4,220	4,117
1.625% 3/22/15 (d)	8,100	8,185
2.375% 3/22/17 (d)	3,940	4,001
		44,942
Media - 2.3%
Comcast Corp.:
4.95% 6/15/16	2,432	2,677
5.15% 3/1/20	4,685	5,281
5.7% 5/15/18	355	411
COX Communications, Inc. 5.5% 10/1/15	1,342	1,450
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	4,504	4,470
4.75% 10/1/14	9,282	9,656
5.875% 10/1/19	287	318
Discovery Communications LLC:
3.25% 4/1/23	563	523
3.7% 6/1/15	5,906	6,184
5.05% 6/1/20	2,181	2,369
NBC Universal, Inc.:
3.65% 4/30/15	549	575
5.15% 4/30/20	6,800	7,654
News America, Inc.:
5.3% 12/15/14	968	1,023
6.9% 3/1/19	5,426	6,469
Thomson Reuters Corp. 0.875% 5/23/16	1,880	1,866
Time Warner Cable, Inc.:
5.85% 5/1/17	4,293	4,669
6.75% 7/1/18	7,189	8,002
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.:
3.15% 7/15/15	$ 204	$ 212
4.875% 3/15/20	5,060	5,454
5.875% 11/15/16	5,025	5,682
Viacom, Inc.:
3.5% 4/1/17	3,145	3,268
6.125% 10/5/17	3,071	3,496
		81,709
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	6,900	7,338
Specialty Retail - 0.4%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,200
Home Depot, Inc. 4.4% 4/1/21	4,240	4,625
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,218
		13,043
TOTAL CONSUMER DISCRETIONARY		147,032
CONSUMER STAPLES - 2.9%
Beverages - 1.2%
Anheuser-Busch InBev Worldwide, Inc.:
1.375% 7/15/17	4,100	4,049
5.375% 11/15/14	928	980
Beam, Inc.:
1.75% 6/15/18	1,481	1,441
1.875% 5/15/17	4,861	4,847
3.25% 6/15/23	1,331	1,263
FBG Finance Ltd. 5.125% 6/15/15 (d)	3,800	4,076
Fortune Brands, Inc. 5.375% 1/15/16	3,214	3,500
Heineken NV:
1.4% 10/1/17 (d)	2,092	2,028
2.75% 4/1/23 (d)	2,186	1,969
PepsiCo, Inc. 7.9% 11/1/18	5,580	7,057
SABMiller Holdings, Inc.:
2.2% 8/1/18 (d)	3,580	3,534
2.45% 1/15/17 (d)	8,430	8,578
		43,322
Food & Staples Retailing - 0.3%
CVS Caremark Corp. 4.125% 5/15/21	4,367	4,586
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreen Co.:
1.8% 9/15/17	$ 1,743	$ 1,728
3.1% 9/15/22	2,519	2,356
		8,670
Food Products - 0.6%
Cargill, Inc.:
3.25% 11/15/21 (d)	4,000	3,893
6% 11/27/17 (d)	781	895
ConAgra Foods, Inc.:
1.9% 1/25/18	1,466	1,438
3.2% 1/25/23	1,704	1,588
General Mills, Inc. 5.2% 3/17/15	3,350	3,577
Kraft Foods Group, Inc. 2.25% 6/5/17	4,150	4,201
Kraft Foods, Inc.:
5.375% 2/10/20	4,470	4,987
6.5% 8/11/17	1,168	1,352
6.75% 2/19/14	596	612
		22,543
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	4,100	3,692
9.7% 11/10/18	3,287	4,302
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,391
Reynolds American, Inc.:
1.05% 10/30/15	4,658	4,657
3.25% 11/1/22	2,145	1,958
6.75% 6/15/17	3,818	4,394
		26,394
TOTAL CONSUMER STAPLES		100,929
ENERGY - 4.8%
Energy Equipment & Services - 0.7%
Cameron International Corp. 1.6% 4/30/15	3,136	3,155
DCP Midstream LLC 5.35% 3/15/20 (d)	4,118	4,374
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,799
FMC Technologies, Inc.:
2% 10/1/17	525	515
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
FMC Technologies, Inc.: - continued
3.45% 10/1/22	$ 952	$ 904
Halliburton Co. 6.15% 9/15/19	2,601	3,096
National Oilwell Varco, Inc. 1.35% 12/1/17	4,120	3,999
Noble Holding International Ltd. 2.5% 3/15/17	1,741	1,743
Weatherford International Ltd. 4.95% 10/15/13	2,254	2,264
		25,849
Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp.:
5.95% 9/15/16	373	418
6.375% 9/15/17	3,957	4,574
Apache Corp. 1.75% 4/15/17	1,146	1,146
BG Energy Capital PLC 2.875% 10/15/16 (d)	4,300	4,468
Cenovus Energy, Inc. 5.7% 10/15/19	4,250	4,818
DCP Midstream Operating LP:
2.5% 12/1/17	1,922	1,888
3.875% 3/15/23	3,530	3,220
Duke Energy Field Services 5.375% 10/15/15 (d)	1,581	1,700
El Paso Natural Gas Co. 5.95% 4/15/17	178	200
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,329
Encana Holdings Finance Corp. 5.8% 5/1/14	3,739	3,860
Enterprise Products Operating LP:
1.25% 8/13/15	3,123	3,137
4.05% 2/15/22	4,350	4,444
5.6% 10/15/14	2,531	2,661
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	170	193
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,636	1,616
Marathon Petroleum Corp. 3.5% 3/1/16	5,906	6,194
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)	6,841	7,052
Nexen, Inc. 5.2% 3/10/15	1,177	1,242
Petro-Canada 6.05% 5/15/18	1,874	2,170
Petrobras Global Finance BV 4.375% 5/20/23	4,400	3,863
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	4,220	4,283
5.75% 1/20/20	5,269	5,333
7.875% 3/15/19	4,229	4,760
Petroleos Mexicanos:
3.5% 1/30/23	3,205	2,868
4.875% 1/24/22	4,300	4,343
6% 3/5/20	495	543
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66 2.95% 5/1/17	$ 8,400	$ 8,648
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,551	2,703
5.75% 1/15/20	6,268	7,089
Schlumberger Investment SA 1.25% 8/1/17 (d)	6,000	5,820
Southeast Supply Header LLC 4.85% 8/15/14 (d)	5,816	6,018
Spectra Energy Capital, LLC 5.65% 3/1/20	237	258
Suncor Energy, Inc. 6.1% 6/1/18	5,571	6,446
Texas Eastern Transmission LP 6% 9/15/17 (d)	5,603	6,296
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	4,406	4,510
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	1,935
Western Gas Partners LP:
2.6% 8/15/18	3,512	3,470
5.375% 6/1/21	4,300	4,638
		143,154
TOTAL ENERGY		169,003
FINANCIALS - 25.8%
Capital Markets - 3.3%
Bear Stearns Companies, Inc. 5.3% 10/30/15	2,688	2,914
BlackRock, Inc. 4.25% 5/24/21	3,460	3,654
Goldman Sachs Group, Inc.:
1.6% 11/23/15	4,120	4,145
2.375% 1/22/18	4,020	3,942
3.3% 5/3/15	4,160	4,305
3.7% 8/1/15	5,015	5,239
5.25% 7/27/21	5,000	5,333
5.95% 1/18/18	10,163	11,356
6.15% 4/1/18	3,044	3,437
HSBC Bank PLC 1.5% 5/15/18 (d)	3,890	3,726
JPMorgan Chase & Co. 1.1% 10/15/15	4,110	4,107
Lazard Group LLC:
6.85% 6/15/17	4,983	5,620
7.125% 5/15/15	1,782	1,934
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,406	1,601
6.875% 4/25/18	5,859	6,805
Morgan Stanley:
1.75% 2/25/16	3,418	3,416
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
2.125% 4/25/18	$ 3,910	$ 3,770
4% 7/24/15	497	519
4.1% 1/26/15	8,840	9,163
4.75% 4/1/14	1,028	1,049
5.45% 1/9/17	1,019	1,108
5.625% 9/23/19	933	1,025
5.75% 1/25/21	4,378	4,826
5.95% 12/28/17	2,475	2,767
6% 4/28/15	1,087	1,166
6.625% 4/1/18	653	747
7.3% 5/13/19	3,668	4,336
State Street Corp. 3.1% 5/15/23	4,200	3,883
The Bank of New York Mellon Corp. 2.4% 1/17/17	8,600	8,778
		114,671
Commercial Banks - 7.9%
Australia & New Zealand Banking Group Ltd.:
1.45% 5/15/18	3,890	3,741
1.875% 10/6/17	4,100	4,061
Bank of America NA 5.3% 3/15/17	1,267	1,381
Bank of Montreal 2.5% 1/11/17	4,210	4,310
Bank of Nova Scotia 1.375% 12/18/17	6,161	5,977
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.65% 2/26/18 (d)	4,760	4,598
BB&T Corp. 3.95% 3/22/22	6,235	6,164
Comerica, Inc. 3% 9/16/15	15	16
Commonwealth Bank of Australia 2.9% 9/17/14 (d)	12,650	12,977
Credit Suisse 6% 2/15/18	9,794	10,961
Discover Bank 2% 2/21/18	8,400	8,121
Fifth Third Bancorp:
3.5% 3/15/22	4,300	4,189
3.625% 1/25/16	2,439	2,563
4.5% 6/1/18	440	470
8.25% 3/1/38	568	732
Fifth Third Bank 1.45% 2/28/18	4,000	3,841
Fifth Third Capital Trust IV 6.5% 4/15/37 (g)	55	55
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,283	4,929
HBOS PLC 6.75% 5/21/18 (d)	3,004	3,280
HSBC Holdings PLC:
4% 3/30/22	3,778	3,803
5.1% 4/5/21	4,270	4,660
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc. 7% 12/15/20	$ 1,204	$ 1,411
JPMorgan Chase Bank 6% 10/1/17	12,071	13,693
KeyBank NA:
1.65% 2/1/18	2,625	2,551
5.8% 7/1/14	10,462	10,893
KeyCorp. 5.1% 3/24/21	4,303	4,709
Marshall & Ilsley Bank 5% 1/17/17	5,254	5,685
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	7,500	7,226
Nordea Bank AB 0.875% 5/13/16 (d)	5,850	5,777
PNC Bank NA 2.7% 11/1/22	10,621	9,534
PNC Funding Corp. 3.625% 2/8/15	2,676	2,782
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,736	1,777
3.95% 11/9/22	8,367	7,956
Regions Bank:
6.45% 6/26/37	514	534
7.5% 5/15/18	6,078	7,099
Regions Financial Corp.:
2% 5/15/18	3,910	3,735
5.75% 6/15/15	31	33
7.75% 11/10/14	48	52
Royal Bank of Canada 1.5% 1/16/18	8,080	7,886
Royal Bank of Scotland Group PLC 2.55% 9/18/15	13,895	14,162
Sumitomo Mitsui Banking Corp. 1.8% 7/18/17	6,150	6,094
SunTrust Bank 2.75% 5/1/23	4,300	3,867
SunTrust Banks, Inc. 3.5% 1/20/17	9,273	9,711
The Toronto Dominion Bank 2.375% 10/19/16	8,600	8,854
Union Bank NA:
2.125% 6/16/17	4,300	4,275
3% 6/6/16	3,500	3,650
Wachovia Bank NA 6% 11/15/17	5,655	6,463
Wachovia Corp. 5.625% 10/15/16	4,400	4,912
Wells Fargo & Co.:
1.25% 2/13/15	7,626	7,665
3.5% 3/8/22	4,300	4,263
3.676% 6/15/16	4,260	4,524
Westpac Banking Corp.:
1.125% 9/25/15	7,842	7,897
2% 8/14/17	7,300	7,290
		277,789
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - 4.1%
American Express Credit Corp.:
0.875% 11/13/15	$ 4,110	$ 4,102
1.3% 7/29/16	3,620	3,626
2.75% 9/15/15	10,038	10,400
2.8% 9/19/16	3,852	4,017
American Honda Finance Corp. 1.5% 9/11/17 (d)	4,100	4,011
Capital One Financial Corp.:
1% 11/6/15	4,100	4,071
2.125% 7/15/14	9,294	9,400
2.15% 3/23/15	4,130	4,195
3.15% 7/15/16	4,360	4,538
7.375% 5/23/14	582	609
Discover Financial Services:
3.85% 11/21/22	196	185
5.2% 4/27/22	710	733
6.45% 6/12/17	2,977	3,360
Ford Motor Credit Co. LLC:
1.7% 5/9/16	4,000	3,948
2.75% 5/15/15	6,250	6,355
3% 6/12/17	10,250	10,316
4.25% 9/20/22	4,080	3,967
General Electric Capital Corp.:
1% 1/8/16	4,796	4,771
1.5% 7/12/16	10,000	10,032
1.6% 11/20/17	11,000	10,772
1.625% 4/2/18	6,030	5,875
2.25% 11/9/15	6,196	6,342
2.9% 1/9/17	4,220	4,365
2.95% 5/9/16	1,773	1,842
3.35% 10/17/16	4,270	4,497
6.375% 11/15/67 (g)	5,670	5,982
HSBC U.S.A., Inc.:
1.625% 1/16/18	3,579	3,466
2.375% 2/13/15	3,402	3,479
Hyundai Capital America:
2.125% 10/2/17 (d)	1,463	1,427
2.875% 8/9/18 (d)	1,665	1,654
		142,337
Diversified Financial Services - 3.9%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	1,596	1,583
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.:
1.5% 10/9/15	$ 5,000	$ 5,009
3.875% 3/22/17	326	343
4.5% 4/1/15	10,130	10,622
5.75% 12/1/17	6,840	7,645
5.875% 1/5/21	5,905	6,571
BP Capital Markets PLC:
2.248% 11/1/16	4,280	4,372
3.125% 10/1/15	503	526
3.2% 3/11/16	4,270	4,480
3.245% 5/6/22	4,160	3,959
Citigroup, Inc.:
1.25% 1/15/16	8,110	8,038
1.3% 4/1/16	6,000	5,941
1.7% 7/25/16	1,000	999
1.75% 5/1/18	6,000	5,763
3.953% 6/15/16	9,750	10,334
4.5% 1/14/22	3,558	3,694
4.75% 5/19/15	13,271	14,055
6.125% 5/15/18	100	115
JPMorgan Chase & Co.:
3.15% 7/5/16	4,300	4,491
3.25% 9/23/22	4,142	3,869
3.375% 5/1/23	4,200	3,806
3.4% 6/24/15	17,366	18,084
4.5% 1/24/22	4,210	4,359
5.4% 1/6/42	1,813	1,917
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	1,271	1,214
TECO Finance, Inc.:
4% 3/15/16	1,147	1,215
5.15% 3/15/20	1,709	1,854
		134,858
Insurance - 2.8%
Allstate Corp. 3.15% 6/15/23	4,400	4,224
American International Group, Inc.:
3% 3/20/15	7,070	7,272
4.25% 9/15/14	6,250	6,459
4.875% 6/1/22	4,038	4,300
Aon Corp.:
3.5% 9/30/15	6,239	6,537
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Aon Corp.: - continued
5% 9/30/20	$ 4,000	$ 4,352
Assurant, Inc. 5.625% 2/15/14	2,474	2,526
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	652
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	5,000	5,008
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	1,929	1,977
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	1,889	2,053
5.375% 3/15/17	149	163
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	4,280	4,496
6.5% 3/15/35 (d)	769	841
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,565	2,746
MetLife, Inc.:
1.756% 12/15/17 (c)	1,752	1,724
4.125% 8/13/42	4,400	3,883
5% 6/15/15	1,285	1,378
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	9,444	9,149
2.5% 9/29/15 (d)	3,000	3,099
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	401	460
Pacific LifeCorp 6% 2/10/20 (d)	2,213	2,471
Prudential Financial, Inc.:
4.5% 11/15/20	4,820	5,140
5.4% 6/13/35	499	523
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,640	7,111
Unum Group:
5.625% 9/15/20	5,021	5,459
7.125% 9/30/16	4,802	5,478
		99,481
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,262	1,259
American Campus Communities Operating Partnership LP 3.75% 4/15/23	4,000	3,744
Boston Properties, Inc. 3.85% 2/1/23	3,900	3,780
BRE Properties, Inc. 5.5% 3/15/17	508	556
Camden Property Trust 5.375% 12/15/13	2,244	2,272
DDR Corp. 4.625% 7/15/22	1,318	1,320
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
4.75% 4/15/18	$ 1,990	$ 2,131
7.5% 4/1/17	2,748	3,188
Duke Realty LP:
3.625% 4/15/23	1,976	1,805
3.875% 10/15/22	3,009	2,814
5.4% 8/15/14	2,777	2,885
6.75% 3/15/20	291	332
8.25% 8/15/19	57	70
Equity One, Inc.:
3.75% 11/15/22	8,200	7,636
6% 9/15/17	3,451	3,819
6.25% 1/15/17	545	602
Equity Residential 5.125% 3/15/16	3,150	3,440
Federal Realty Investment Trust:
5.9% 4/1/20	42	48
6.2% 1/15/17	685	771
Health Care REIT, Inc. 2.25% 3/15/18	1,651	1,617
HRPT Properties Trust:
5.75% 11/1/15	1,526	1,596
6.25% 6/15/17	1,361	1,439
6.65% 1/15/18	792	849
UDR, Inc. 5.5% 4/1/14	4,753	4,871
Washington REIT 5.25% 1/15/14	248	251
		53,095
Real Estate Management & Development - 2.3%
BioMed Realty LP:
3.85% 4/15/16	8,587	8,972
6.125% 4/15/20	1,521	1,681
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,106	3,841
5.7% 5/1/17	2,338	2,559
ERP Operating LP:
4.625% 12/15/21	3,194	3,335
4.75% 7/15/20	2,996	3,202
5.375% 8/1/16	1,323	1,466
5.75% 6/15/17	5,803	6,499
Liberty Property LP:
4.125% 6/15/22	1,971	1,929
4.75% 10/1/20	7,111	7,415
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.125% 3/2/15	$ 1,250	$ 1,316
5.5% 12/15/16	1,941	2,138
6.625% 10/1/17	2,744	3,127
Mack-Cali Realty LP:
2.5% 12/15/17	2,891	2,819
4.5% 4/18/22	1,234	1,208
7.75% 8/15/19	539	645
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,481
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,411	1,489
5.5% 1/15/14 (d)	999	1,017
5.7% 4/15/17 (d)	2,195	2,388
Regency Centers LP:
4.95% 4/15/14	675	691
5.25% 8/1/15	3,106	3,325
5.875% 6/15/17	1,727	1,909
Simon Property Group LP:
2.8% 1/30/17	972	997
4.2% 2/1/15	1,570	1,632
Tanger Properties LP:
6.125% 6/1/20	4,208	4,858
6.15% 11/15/15	4,191	4,648
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	2,589	2,507
		80,094
TOTAL FINANCIALS		902,325
HEALTH CARE - 2.1%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,701
Celgene Corp. 2.45% 10/15/15	472	485
		4,186
Health Care Providers & Services - 1.2%
Aetna, Inc.:
1.5% 11/15/17	506	491
2.75% 11/15/22	2,041	1,857
Coventry Health Care, Inc.:
5.95% 3/15/17	1,930	2,184
6.3% 8/15/14	3,995	4,198
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc. 3.125% 5/15/16	$ 3,905	$ 4,063
McKesson Corp. 0.95% 12/4/15	788	788
Medco Health Solutions, Inc. 2.75% 9/15/15	8,204	8,452
UnitedHealth Group, Inc.:
1.4% 10/15/17	840	818
2.75% 2/15/23	684	628
3.875% 10/15/20	5,296	5,526
WellPoint, Inc.:
1.25% 9/10/15	1,174	1,180
1.875% 1/15/18	2,129	2,082
3.125% 5/15/22	4,290	4,032
4.35% 8/15/20	5,502	5,795
		42,094
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.75% 11/6/17	6,991	6,883
2.9% 11/6/22	4,110	3,820
Novartis Capital Corp. 2.4% 9/21/22	4,500	4,136
Teva Pharmaceutical Finance II BV 3% 6/15/15	6,900	7,135
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	1,373	1,350
5% 8/15/14	554	574
Zoetis, Inc.:
1.875% 2/1/18 (d)	637	624
3.25% 2/1/23 (d)	1,553	1,459
		25,981
TOTAL HEALTH CARE		72,261
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	440	452
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	2,292	2,409
6.795% 2/2/20	95	99
6.9% 7/2/19	791	825
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 1,490	$ 1,557
8.36% 1/20/19	1,213	1,297
		6,187
Electrical Equipment - 0.2%
Roper Industries, Inc. 2.05% 10/1/18	5,730	5,584
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
3.2% 6/15/22	4,391	4,257
6% 10/15/17	3,234	3,719
General Electric Co. 2.7% 10/9/22	3,340	3,109
		11,085
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	8,200	7,672
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	4,262	4,236
TOTAL INDUSTRIALS		35,216
INFORMATION TECHNOLOGY - 1.3%
Computers & Peripherals - 0.4%
Apple, Inc. 1% 5/3/18	11,730	11,191
Hewlett-Packard Co. 2.625% 12/9/14	4,280	4,366
		15,557
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
1.6% 2/3/15	2,168	2,183
6.55% 10/1/17	2,606	2,979
		5,162
IT Services - 0.1%
The Western Union Co. 2.375% 12/10/15	1,824	1,855
Office Electronics - 0.4%
Xerox Corp. 4.25% 2/15/15	14,142	14,750
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	6,900	7,290
TOTAL INFORMATION TECHNOLOGY		44,614
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 1.0%
Chemicals - 0.3%
Ecolab, Inc. 1.45% 12/8/17	$ 2,207	$ 2,144
Sherwin-Williams Co. 1.35% 12/15/17	4,110	3,983
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,123
		10,250
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	2,372	2,665
Metals & Mining - 0.6%
Anglo American Capital PLC:
9.375% 4/8/14 (d)	3,434	3,596
9.375% 4/8/19 (d)	3,822	4,743
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	4,300	4,118
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	6,630	6,467
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,316
		22,240
TOTAL MATERIALS		35,155
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
1.4% 12/1/17	4,110	3,989
2.5% 8/15/15	3,515	3,621
British Telecommunications PLC 1.625% 6/28/16	2,146	2,157
CenturyLink, Inc. 6.15% 9/15/19	3,860	4,014
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	6,407	6,659
France Telecom SA 2.125% 9/16/15	1,491	1,516
Telefonica Emisiones S.A.U. 3.729% 4/27/15	8,664	8,900
Verizon Communications, Inc.:
1.1% 11/1/17	4,120	3,965
2% 11/1/16	8,797	8,911
3% 4/1/16	4,379	4,558
		48,290
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
2.375% 9/8/16	4,330	4,387
3.125% 7/16/22	2,818	2,538
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
America Movil S.A.B. de CV: - continued
3.625% 3/30/15	$ 5,062	$ 5,222
Vodafone Group PLC 1.5% 2/19/18	4,000	3,843
		15,990
TOTAL TELECOMMUNICATION SERVICES		64,280
UTILITIES - 4.3%
Electric Utilities - 2.8%
AmerenUE 6.4% 6/15/17	3,867	4,485
American Electric Power Co., Inc. 1.65% 12/15/17	5,545	5,386
Commonwealth Edison Co. 4% 8/1/20	4,400	4,664
Duke Capital LLC 5.668% 8/15/14	2,661	2,771
Duke Energy Corp. 1.625% 8/15/17	2,069	2,043
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	369	422
Edison International 3.75% 9/15/17	2,938	3,083
Exelon Corp. 4.9% 6/15/15	3,038	3,233
FirstEnergy Corp.:
4.25% 3/15/23	4,000	3,625
7.375% 11/15/31	463	467
FirstEnergy Solutions Corp. 6.05% 8/15/21	4,294	4,581
Hydro-Quebec 2% 6/30/16	16,000	16,417
LG&E and KU Energy LLC:
2.125% 11/15/15	3,294	3,364
3.75% 11/15/20	19	19
Nevada Power Co.:
6.5% 5/15/18	6,784	8,042
6.5% 8/1/18	2,033	2,421
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	6,967	7,015
Northeast Utilities:
1.45% 5/1/18	1,030	991
2.8% 5/1/23	4,679	4,294
Pacific Gas & Electric Co.:
3.25% 9/15/21	662	648
3.25% 6/15/23	3,750	3,557
Pennsylvania Electric Co. 6.05% 9/1/17	844	947
Pepco Holdings, Inc. 2.7% 10/1/15	3,115	3,195
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,290
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,223
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Tampa Electric Co.:
4.1% 6/15/42	$ 721	$ 665
5.4% 5/15/21	1,635	1,875
Wisconsin Electric Power Co. 2.95% 9/15/21	768	759
		98,482
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,374
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC 5.35% 1/15/14	1,687	1,716
PSEG Power LLC 2.75% 9/15/16	1,039	1,076
		2,792
Multi-Utilities - 1.4%
Ameren Illinois Co. 6.125% 11/15/17	455	523
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	5,020
Dominion Resources, Inc.:
2.5756% 9/30/66 (g)	4,542	4,230
7.5% 6/30/66 (g)	4,221	4,559
National Grid PLC 6.3% 8/1/16	1,843	2,084
NiSource Finance Corp.:
3.85% 2/15/23	4,300	4,158
5.25% 9/15/17	2,656	2,942
5.4% 7/15/14	1,743	1,811
5.45% 9/15/20	313	344
6.4% 3/15/18	1,717	1,980
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,590
Sempra Energy:
2.3% 4/1/17	9,715	9,822
2.875% 10/1/22	1,677	1,546
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,383	3,510
		47,119
TOTAL UTILITIES		149,767
TOTAL NONCONVERTIBLE BONDS (Cost $1,660,441)		1,720,582
U.S. Government and Government Agency Obligations - 27.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 4.4%
Fannie Mae:
0.5% 3/30/16	$ 10,163	$ 10,111
0.625% 8/26/16	25,402	25,194
0.875% 2/8/18	9,697	9,383
0.875% 5/21/18	17,265	16,562
1.25% 9/28/16	902	910
1.875% 9/18/18	42,971	42,897
Freddie Mac:
0.5% 5/13/16	1,192	1,184
0.75% 1/12/18	17,275	16,659
1% 9/29/17	28,881	28,352
1.25% 5/12/17	1,496	1,494
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		152,746
U.S. Treasury Obligations - 22.6%
U.S. Treasury Notes:
0.625% 8/15/16	5,778	5,753
0.75% 6/30/17	72,105	70,888
0.875% 11/30/16	50,278	50,199
0.875% 4/30/17	89,450	88,660
0.875% 1/31/18	22,749	22,202
0.875% 7/31/19	132,125	124,198
1% 5/31/18	45,352	44,208
1.875% 9/30/17	79,890	81,731
2% 2/15/23	75,704	71,002
2.125% 8/31/20 (e)	178,037	176,628
3.125% 10/31/16	7,084	7,578
3.125% 1/31/17 (f)	44,686	47,873
TOTAL U.S. TREASURY OBLIGATIONS		790,920
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	6,030	6,124
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $964,579)		949,790
U.S. Government Agency - Mortgage Securities - 4.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 2.9%
1.975% 10/1/33 (g)	$ 197	$ 205
1.983% 2/1/33 (g)	131	136
2.023% 7/1/35 (g)	53	55
2.031% 12/1/34 (g)	147	153
2.035% 3/1/35 (g)	120	125
2.053% 10/1/33 (g)	79	83
2.175% 3/1/35 (g)	23	23
2.303% 6/1/36 (g)	153	162
2.315% 10/1/35 (g)	130	136
2.332% 3/1/35 (g)	82	86
2.371% 12/1/33 (g)	4,625	4,888
2.378% 7/1/34 (g)	91	95
2.391% 7/1/35 (g)	509	539
2.528% 10/1/33 (g)	202	214
2.593% 11/1/36 (g)	995	1,061
2.613% 5/1/35 (g)	356	381
2.639% 7/1/35 (g)	267	282
2.753% 7/1/37 (g)	209	220
2.823% 9/1/36 (g)	1,526	1,634
2.866% 4/1/35 (g)	2,562	2,727
3.193% 1/1/40 (g)	1,852	1,943
3.485% 3/1/40 (g)	1,378	1,451
3.5% 1/1/26	49,355	51,555
3.517% 12/1/39 (g)	563	597
3.607% 3/1/40 (g)	1,865	1,972
4% 7/1/18	1,671	1,762
4.5% 6/1/19 to 7/1/20	1,785	1,891
5.5% 9/1/17 to 6/1/36	19,653	21,175
6.5% 3/1/14 to 8/1/36	5,685	6,337
7% 7/1/25 to 2/1/32	19	21
7.5% 11/1/22 to 8/1/29	257	296
TOTAL FANNIE MAE		102,205
Freddie Mac - 1.3%
2.153% 4/1/35 (g)	1,517	1,593
2.404% 3/1/36 (g)	282	295
2.459% 1/1/35 (g)	84	89
3% 8/1/21	5,581	5,750
3.023% 3/1/33 (g)	15	16
3.126% 10/1/35 (g)	199	213
3.16% 11/1/35 (g)	506	537
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3.5% 1/1/26	$ 2,452	$ 2,563
3.562% 4/1/40 (g)	1,385	1,447
3.591% 2/1/40 (g)	2,379	2,513
3.601% 4/1/40 (g)	1,070	1,120
4.5% 8/1/18	3,783	3,987
5% 3/1/19	5,147	5,465
5.5% 3/1/34 to 7/1/35	18,043	19,596
7.5% 8/1/14 to 1/1/33	67	78
TOTAL FREDDIE MAC		45,262
Ginnie Mae - 0.4%
4% 6/15/24 to 3/15/26	9,401	9,939
7% 1/15/28 to 11/15/32	3,029	3,521
7.5% 3/15/28	4	5
8% 7/15/17 to 5/15/22	461	491
TOTAL GINNIE MAE		13,956
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $158,691)		161,423
Asset-Backed Securities - 4.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6541% 4/25/35 (g)	299	270
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8341% 3/25/34 (g)	274	256
Series 2005-HE2 Class M2, 0.8591% 4/25/35 (g)	7	7
Ally Auto Receivables Trust Series 2012-SN1 Class A3, 0.57% 8/20/15	5,000	4,998
Ally Master Owner Trust:
Series 2011-3 Class A2, 1.81% 5/15/16	8,240	8,302
Series 2012-1 Class A2, 1.44% 2/15/17	8,450	8,513
Series 2012-3 Class A2, 1.21% 6/15/17	11,354	11,384
Series 2012-5 Class A, 1.54% 9/15/19	8,500	8,346
AmeriCredit Auto Receivables Trust:
Series 2011-1 Class A3, 1.39% 9/8/15	662	663
Series 2011-3 Class A3, 1.17% 1/8/16	1,282	1,284
Series 2011-5 Class A2, 1.19% 8/8/15	203	203
Series 2012-2 Class A3, 1.05% 10/11/16	2,560	2,566
Series 2012-5 Class A3, 0.62% 6/8/17	6,050	6,033
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2341% 12/25/33 (g)	$ 29	$ 27
Series 2004-R2 Class M3, 1.0091% 4/25/34 (g)	44	26
Series 2005-R2 Class M1, 0.6341% 4/25/35 (g)	682	672
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (g)	22	20
Series 2004-W11 Class M2, 1.2341% 11/25/34 (g)	253	230
Series 2004-W7 Class M1, 1.0091% 5/25/34 (g)	968	900
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (g)	560	201
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0091% 4/25/34 (g)	953	901
Series 2006-HE2 Class M1, 0.5541% 3/25/36 (g)	26	0*
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3091% 2/25/35 (g)	1,896	1,420
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.591% 9/15/17 (d)(g)	12,000	11,999
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (d)(g)	156	130
Class C, 1.2841% 7/20/39 (d)(g)	243	11
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (g)	812	468
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6391% 4/25/34 (g)	47	36
Series 2004-4 Class M2, 0.9791% 6/25/34 (g)	248	229
Discover Card Master Trust Series 2012-A1 Class A1, 0.81% 8/15/17	4,340	4,354
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	3,902	3,917
Fannie Mae Series 2004-T5 Class AB3, 0.9892% 5/28/35 (g)	18	16
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3591% 8/25/34 (g)	208	159
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	8,690	8,768
Series 2012-4 Class A1, 0.74% 9/15/16	9,410	9,420
Series 2013-1 Class A1, 0.85% 1/15/18	8,690	8,660
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9191% 1/25/35 (g)	427	330
Class M4, 1.2041% 1/25/35 (g)	164	37
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (d)(g)	1,457	1,137
GE Business Loan Trust:
Series 2003-1 Class A, 0.6141% 4/15/31 (d)(g)	34	32
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GE Business Loan Trust: - continued
Series 2006-2A:
Class A, 0.3641% 11/15/34 (d)(g)	$ 996	$ 900
Class B, 0.4641% 11/15/34 (d)(g)	361	304
Class C, 0.5641% 11/15/34 (d)(g)	598	430
Class D, 0.9341% 11/15/34 (d)(g)	228	142
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	7,770	7,809
Series 2012-5 Class A, 0.95% 6/15/18	10,230	10,262
GSAMP Trust Series 2004-AR1 Class B4, 2.4259% 6/25/34 (c)(d)	240	18
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7341% 9/25/46 (d)(g)	557	554
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5041% 8/25/33 (g)	252	243
Series 2003-3 Class M1, 1.4741% 8/25/33 (g)	268	245
Series 2003-5 Class A2, 0.8841% 12/25/33 (g)	15	13
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (g)	766	360
Hyundai Auto Lease Securitization Trust Series 2013-A Class A3, 0.66% 6/15/16 (d)	7,680	7,669
Hyundai Auto Receivables Trust Series 2013-B Class A3, 0.71% 9/15/17	6,520	6,507
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	1,810	1,827
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4841% 7/25/36 (g)	151	8
Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (g)	764	743
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6061% 12/27/29 (g)	172	168
Series 2006-A Class 2C, 1.4261% 3/27/42 (g)	2,280	345
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (g)	245	5
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	10,650	10,588
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9341% 7/25/34 (g)	107	86
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1591% 7/25/34 (g)	347	300
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (g)	384	370
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (g)	1,477	1,365
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (g)	26	25
Series 2004-HE7 Class B3, 5.4341% 8/25/34 (g)	186	101
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (g)	$ 180	$ 168
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (g)	188	76
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6941% 9/25/35 (g)	642	546
Ocala Funding LLC:
Series 2005-1A Class A, 1.6841% 3/20/10 (b)(d)(g)	405	0
Series 2006-1A Class A, 1.5841% 3/20/11 (b)(d)(g)	530	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (g)	240	202
Class M4, 1.6341% 9/25/34 (g)	308	93
Series 2005-WCH1 Class M4, 1.0141% 1/25/36 (g)	665	566
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (g)	2	2
Santander Drive Auto Receivables Trust:
Series 2011-4 Class A2, 1.37% 3/16/15	207	207
Series 2012-1 Class A2, 1.25% 4/15/15	642	642
Series 2012-3 Class A3, 1.08% 4/15/16	2,830	2,836
Series 2013-4 Class B, 2.16% 1/15/20	1,940	1,940
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9791% 3/25/35 (g)	493	450
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2233% 6/15/33 (g)	519	395
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9091% 9/25/34 (g)	38	26
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	230	230
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (g)	168	158
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8309% 4/6/42 (d)(g)	1,812	54
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0659% 10/25/44 (d)(g)	806	713
TOTAL ASSET-BACKED SECURITIES (Cost $162,662)		167,616
Collateralized Mortgage Obligations - 3.4%

Private Sponsor - 0.9%
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4444% 8/28/47 (d)(g)	1,120	1,116
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Credit Suisse Mortgage Capital Certificates: - continued
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	$ 252	$ 252
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2841% 12/20/54 (g)	151	133
Series 2006-1A:
Class A5, 0.3241% 12/20/54 (d)(g)	7,372	7,236
Class C2, 1.3841% 12/20/54 (d)(g)	3,085	2,706
Series 2006-2 Class C1, 1.1241% 12/20/54 (g)	2,445	2,144
Series 2006-3 Class C2, 1.1841% 12/20/54 (g)	506	444
Series 2006-4:
Class B1, 0.3641% 12/20/54 (g)	2,386	2,203
Class C1, 0.9441% 12/20/54 (g)	1,459	1,280
Class M1, 0.5241% 12/20/54 (g)	629	568
Series 2007-1:
Class 1C1, 0.7841% 12/20/54 (g)	1,115	978
Class 1M1, 0.4841% 12/20/54 (g)	754	680
Class 2C1, 1.0441% 12/20/54 (g)	506	444
Class 2M1, 0.6841% 12/20/54 (g)	969	875
Series 2007-2 Class 2C1, 1.0441% 12/17/54 (g)	1,341	1,176
Granite Mortgages Series 2003-2 Class 1A3, 0.7662% 7/20/43 (g)	1,534	1,509
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7162% 1/20/44 (g)	194	185
Series 2004-1 Class 2A1, 0.5923% 3/20/44 (g)	6,782	6,671
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (g)	270	201
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (g)	564	482
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.535% 7/10/35 (d)(g)	445	411
Class B6, 3.035% 7/10/35 (d)(g)	123	115
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (d)(g)	18	18
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (g)	13	13
TOTAL PRIVATE SPONSOR		31,840
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 2.5%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	$ 5,103	$ 5,457
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	104	110
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	330	346
Series 2004-86 Class KC, 4.5% 5/25/19	146	148
Series 2010-123 Class DL, 3.5% 11/25/25	1,678	1,749
Series 2010-143 Class B, 3.5% 12/25/25	2,614	2,745
Series 2013-16 Class GP, 3% 3/25/33	20,000	20,493
Series 2013-40 Class PV, 2% 1/25/26	6,062	6,119
Freddie Mac:
floater Series 3346 Class FA, 0.4141% 2/15/19 (g)	2,222	2,223
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	358	378
Series 2363 Class PF, 6% 9/15/16	430	451
Series 2425 Class JH, 6% 3/15/17	415	440
Series 3820 Class DA, 4% 11/15/35	3,010	3,186
Series 4176 Class BA, 3% 2/15/33	4,060	4,160
Series 3777 Class AC, 3.5% 12/15/25	6,099	6,314
Series 3949 Class MK, 4.5% 10/15/34	2,220	2,355
Series 4181 Class LA, 3% 3/15/37	5,583	5,655
Series 4221-CLS Class GA, 1.4% 7/15/23	10,490	10,441
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2012-149 Class MF, 0.4341% 12/20/42 (g)	10,199	10,173
Series 2012-97 Class JF, 0.4419% 8/16/42 (g)	4,725	4,749
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	1,440	1,466
TOTAL U.S. GOVERNMENT AGENCY		89,158
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $109,972)		120,998
Commercial Mortgage Securities - 7.3%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (d)	5,443	5,703
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3471% 2/14/43 (g)(i)	476	14
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	$ 262	$ 262
Series 2006-2 Class AAB, 5.7116% 5/10/45 (g)	677	701
Series 2006-6 Class A3, 5.369% 10/10/45	2,414	2,464
Series 2007-4 Class A3, 5.8103% 2/10/51 (g)	738	761
Series 2006-4 Class A1A, 5.617% 7/10/46 (g)	6,003	6,597
Series 2006-6 Class E, 5.619% 10/10/45 (d)	697	77
Series 2007-3 Class A3, 5.5595% 6/10/49 (g)	2,016	2,022
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3341% 8/15/29 (d)(g)	7,110	7,120
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0341% 12/25/33 (d)(g)	35	26
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (d)(g)	494	406
Class B1, 1.5841% 1/25/36 (d)(g)	68	14
Class M1, 0.6341% 1/25/36 (d)(g)	160	89
Class M2, 0.6541% 1/25/36 (d)(g)	76	40
Class M3, 0.6841% 1/25/36 (d)(g)	70	36
Class M4, 0.7941% 1/25/36 (d)(g)	61	30
Class M5, 0.8341% 1/25/36 (d)(g)	61	22
Class M6, 0.8841% 1/25/36 (d)(g)	65	20
Series 2006-3A Class M4, 0.6141% 10/25/36 (d)(g)	74	11
Series 2007-1 Class A2, 0.4541% 3/25/37 (d)(g)	392	256
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (d)(g)	380	293
Class A2, 0.5041% 7/25/37 (d)(g)	356	179
Class M1, 0.5541% 7/25/37 (d)(g)	166	46
Class M2, 0.5941% 7/25/37 (d)(g)	90	15
Class M3, 0.6741% 7/25/37 (d)(g)	91	9
Class M4, 0.8341% 7/25/37 (d)(g)	181	7
Class M5, 0.9341% 7/25/37 (d)(g)	54	2
Series 2007-3:
Class A2, 0.4741% 7/25/37 (d)(g)	297	186
Class M1, 0.4941% 7/25/37 (d)(g)	101	48
Class M2, 0.5241% 7/25/37 (d)(g)	108	31
Class M3, 0.5541% 7/25/37 (d)(g)	169	39
Class M4, 0.6841% 7/25/37 (d)(g)	201	41
Class M5, 0.7841% 7/25/37 (d)(g)	139	20
Class M6, 0.9841% 7/25/37 (d)(g)	92	11
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-4A:
Class M1, 1.1341% 9/25/37 (d)(g)	$ 194	$ 18
Class M2, 1.2341% 9/25/37 (d)(g)	194	15
Class M4, 1.7841% 9/25/37 (d)(g)	159	8
Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(g)(i)	4,396	308
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4341% 3/15/22 (d)(g)	349	332
Class E, 0.4841% 3/15/22 (d)(g)	1,818	1,690
Class F, 0.5341% 3/15/22 (d)(g)	1,115	1,015
Class G, 0.5841% 3/15/22 (d)(g)	376	335
Class H, 0.7341% 3/15/22 (d)(g)	349	303
Class J, 0.8841% 3/15/22 (d)(g)	349	295
sequential payer Series 2006-T22 Class A1A, 5.5802% 4/12/38 (g)	6,235	6,813
Series 2006-PW12 Class A1A, 5.7076% 9/11/38 (g)	4,828	5,316
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (d)(g)(i)	11,390	20
Series 2006-T24 Class X2, 0.4448% 10/12/41 (d)(g)(i)	2,173	1
Series 2007-PW18 Class X2, 0.3099% 6/11/50 (d)(g)(i)	78,098	519
Series 2007-T28 Class X2, 0.1575% 9/11/42 (d)(g)(i)	42,569	146
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (d)(g)	246	230
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	6,255	7,017
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	1,418	1,445
Class XCL, 1.198% 5/15/35 (d)(g)(i)	3,385	54
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	2,874	2,844
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD2 Class A1B, 5.3048% 1/15/46 (g)	9,345	10,079
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,175	1,200
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	3,621	217
Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,348	990
COMM Mortgage Trust Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,820	7,420
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM Mortgage Trust pass-thru certificates sequential payer Series 2006-C7 Class A1A, 5.7361% 6/10/46 (g)	$ 5,004	$ 5,502
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0341% 4/15/17 (d)(g)	57	55
Series 2006-FL12 Class AJ, 0.3141% 12/15/20 (d)(g)	555	548
sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	5,130	5,629
Series 2006-C8 Class XP, 0.4666% 12/10/46 (g)(i)	10,276	14
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	18,070	18,338
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	2,414	2,646
Series 2007-C3 Class A4, 5.6829% 6/15/39 (g)	491	537
Series 2006-C5 Class ASP, 0.6595% 12/15/39 (g)(i)	7,209	13
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5341% 4/15/22 (d)(g)	4,306	3,894
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	386	387
Series 2001-CK6 Class AX, 1.1621% 8/15/36 (g)(i)	253	0*
Series 2001-CKN5 Class AX, 0.6549% 9/15/34 (d)(g)(i)	390	0*
Series 2006-C1 Class A3, 5.392% 2/15/39 (g)	1,475	1,496
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3341% 2/15/22 (d)(g)	457	452
Class C:
0.3541% 2/15/22 (d)(g)	840	826
0.4541% 2/15/22 (d)(g)	300	291
Class F, 0.5041% 2/15/22 (d)(g)	600	577
Series 2007-C1:
Class ASP, 0.3793% 2/15/40 (g)(i)	14,877	28
Class B, 5.487% 2/15/40 (d)(g)	1,845	271
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9859% 12/5/31 (d)(g)	3,190	3,187
Class A2FL, 0.8859% 12/5/31 (d)(g)	4,180	4,149
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac:
Multi-family pass-thru certificates sequential payer Series K017 Class A1, 1.891% 12/25/20	$ 8,319	$ 8,284
Series K707 Class A1, 1.615% 9/25/18	5,328	5,357
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,367	6,997
Series 2001-1 Class X1, 2.0442% 5/15/33 (d)(g)(i)	550	7
Series 2006-C1 Class A1A, 5.292% 3/10/44 (g)	3,327	3,608
Series 2007-C1 Class XP, 0.1582% 12/10/49 (g)(i)	14,620	18
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (d)(g)	454	447
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	7,125	7,821
Series 2007-GG11 Class A1, 0.2307% 12/10/49 (d)(g)(i)	18,594	63
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(g)	547	548
Class C, 2.0056% 3/6/20 (d)(g)	5,085	5,098
Class D, 2.2018% 3/6/20 (d)(g)	2,650	2,657
Class F, 2.6334% 3/6/20 (d)(g)	112	112
Class G, 2.7903% 3/6/20 (d)(g)	56	56
Class H, 3.3004% 3/6/20 (d)(g)	44	44
Class J, 4.0852% 3/6/20 (d)(g)	63	63
Series 2006-GG6 Class A1A, 5.556% 4/10/38 (g)	3,006	3,262
GS Mortgage Securities Corp. Trust Series 2013- C, 2.974% 1/10/30 (d)	1,030	1,033
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8:
Class A1A, 5.547% 11/10/39	2,158	2,369
Class A2, 5.479% 11/10/39	55	55
Series 2007-GG10 Class A2, 5.778% 8/10/45	243	245
Series 2011-GC5 Class A1, 1.468% 8/10/44 (g)	2,366	2,378
Series 2012-GC6 Class A1, 1.282% 1/10/45	1,066	1,068
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(g)	1,129	1,128
Series 2003-CB7 Class A4, 4.879% 1/12/38 (g)	301	302
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3541% 11/15/18 (d)(g)	$ 597	$ 584
Class C, 0.3941% 11/15/18 (d)(g)	424	412
Class D, 0.4141% 11/15/18 (d)(g)	124	118
Class E, 0.4641% 11/15/18 (d)(g)	134	128
Class F, 0.5141% 11/15/18 (d)(g)	201	191
Class G, 0.5441% 11/15/18 (d)(g)	174	165
Class H, 0.6841% 11/15/18 (d)(g)	134	126
sequential payer:
Series 2007-LD11:
Class A2, 5.7987% 6/15/49 (g)	2,590	2,651
Class A4, 5.8137% 6/15/49 (g)	139	155
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,322	3,653
Series 2006-CB17 Class A3, 5.45% 12/12/43	99	99
Series 2006-LDP7 Class A1A, 5.8629% 4/15/45 (g)	7,070	7,797
Series 2007-CB19:
Class B, 5.711% 2/12/49 (g)	103	40
Class C, 5.711% 2/12/49 (g)	270	55
Class D, 5.711% 2/12/49 (g)	284	32
Series 2007-LDP10 Class ES, 5.5357% 1/15/49 (d)(g)	624	8
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	4,364	4,529
Series 2006-C1 Class A2, 5.084% 2/15/31	1	1
Series 2006-C7 Class A2, 5.3% 11/15/38	623	652
Series 2007-C1 Class A4, 5.424% 2/15/40	156	172
Series 2007-C2 Class A3, 5.43% 2/15/40	483	529
Series 2006-C6 Class XCP, 0.673% 9/15/39 (g)(i)	4,635	1
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (g)(i)	1,649	3
Series 2007-C7 Class XCP, 0.2714% 9/15/45 (g)(i)	73,186	281
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4141% 9/15/21 (d)(g)	387	383
Class E, 0.4741% 9/15/21 (d)(g)	1,395	1,367
Class F, 0.5241% 9/15/21 (d)(g)	515	499
Class G, 0.5441% 9/15/21 (d)(g)	1,017	976
Class H, 0.5841% 9/15/21 (d)(g)	263	247
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.282% 11/12/37 (g)	1,621	1,737
Series 2005-LC1 Class F, 5.4193% 1/12/44 (d)(g)	1,050	924
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.305% 12/12/49 (g)	$ 62	$ 62
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	656	678
Series 2007-5 Class A4, 5.378% 8/12/48	48	53
Series 2007-9 Class A4, 5.7% 9/12/49	315	352
Series 2006-4 Class XP, 0.6175% 12/12/49 (g)(i)	16,293	135
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,207	264
Series 2007-7 Class B, 5.7364% 6/12/50 (g)	105	7
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.384% 7/15/19 (d)(g)	161	121
Series 2007-XLFA:
Class A2, 0.284% 10/15/20 (d)(g)	1,414	1,404
Class C, 0.344% 10/15/20 (d)(g)	693	676
Class D, 0.374% 10/15/20 (d)(g)	300	289
Class E, 0.434% 10/15/20 (d)(g)	376	354
Class F, 0.484% 10/15/20 (d)(g)	225	210
Class G, 0.524% 10/15/20 (d)(g)	279	257
Class H, 0.614% 10/15/20 (d)(g)	176	153
Class J, 0.764% 10/15/20 (d)(g)	101	39
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (g)	3,851	4,205
Series 2006-T23 Class A3, 5.8075% 8/12/41 (g)	616	616
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	34	34
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	564	611
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	170	67
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	3,460	3,511
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (d)(g)	686	631
Class G, 0.5441% 9/15/21 (d)(g)	801	737
Class J, 0.7841% 9/15/21 (d)(g)	178	151
Series 2007-WHL8:
Class F, 0.6641% 6/15/20 (d)(g)	2,422	2,161
Class LXR1, 0.8841% 6/15/20 (d)(g)	148	129
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	3,202	3,231
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	$ 1,291	$ 1,422
Series 2007-C32 Class A3, 5.7482% 6/15/49 (g)	2,049	2,289
Series 2007-C33 Class A5, 5.9241% 2/15/51 (g)	799	900
Series 2005-C22 Class F, 5.3802% 12/15/44 (d)(g)	2,013	605
Series 2006-C23 Class A1A, 5.422% 1/15/45 (g)	6,136	6,615
Series 2006-C24 Class A1A, 5.557% 3/15/45 (g)	3,646	3,942
Series 2007-C30 Class XP, 0.4764% 12/15/43 (d)(g)(i)	9,771	24
Series 2007-C31 Class C, 5.6796% 4/15/47 (g)	332	231
Series 2007-C31A Class A2, 5.421% 4/15/47	2,954	2,957
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	8,690	8,271
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $237,680)		254,997
Municipal Securities - 0.6%

California Gen. Oblig. 5.25% 4/1/14	9,000	9,236
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	10,620	11,399
TOTAL MUNICIPAL SECURITIES (Cost $21,112)		20,635
Foreign Government and Government Agency Obligations - 1.0%

Brazilian Federative Republic 4.875% 1/22/21	3,820	3,996
New Brunswick Province 2.75% 6/15/18	8,700	9,035
Ontario Province 1% 7/22/16	21,735	21,670
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $34,574)		34,701
Bank Notes - 0.1%

Fifth Third Bank 4.75% 2/1/15 (Cost $2,764)	2,708	2,839
Fixed-Income Funds - 1.1%
	Shares	Value (000s)
Fidelity Specialized High Income Central Fund (h) (Cost $35,824)	359,636	$ 37,273
Money Market Funds - 0.1%

Fidelity Cash Central Fund, 0.10% (a) (Cost $4,238)	4,237,687	4,238
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $3,392,537)		3,475,092
NET OTHER ASSETS (LIABILITIES) - 0.6%		19,422
NET ASSETS - 100%		$ 3,494,514
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 414	$ (267)	$ 0	$ (267)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $325,253,000 or 9.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $734,000.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 28
Fidelity Specialized High Income Central Fund	2,094
Total	$ 2,122
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 35,638	$ 2,094	$ -	$ 37,273	9.4%
Total	$ 35,638	$ 2,094	$ -	$ 37,273
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,720,582	$ -	$ 1,720,582	$ -
U.S. Government and Government Agency Obligations	949,790	-	949,790	-
U.S. Government Agency - Mortgage Securities	161,423	-	161,423	-
Asset-Backed Securities	167,616	-	164,900	2,716
Collateralized Mortgage Obligations	120,998	-	120,472	526
Commercial Mortgage Securities	254,997	-	254,680	317
Municipal Securities	20,635	-	20,635	-
Foreign Government and Government Agency Obligations	34,701	-	34,701	-
Bank Notes	2,839	-	2,839	-
Fixed-Income Funds	37,273	37,273	-	-
Money Market Funds	4,238	4,238	-	-
Total Investments in Securities:	$ 3,475,092	$ 41,511	$ 3,430,022	$ 3,559
Derivative Instruments:
Liabilities
Swaps	$ (267)	$ -	$ (267)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (267)
Total Value of Derivatives	$ -	$ (267)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.0%
United Kingdom	2.8%
Canada	2.8%
Netherlands	1.2%
Others (Individually Less Than 1%)	4.2%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,352,475)	$ 3,433,581
Fidelity Central Funds (cost $40,062)	41,511
Total Investments (cost $3,392,537)		$ 3,475,092
Cash		4
Receivable for investments sold Regular delivery		132,677
Delayed delivery		45,922
Receivable for swaps		2
Receivable for fund shares sold		2,232
Interest receivable		21,891
Distributions receivable from Fidelity Central Funds		2
Receivable from investment adviser for expense reductions		3
Other receivables		135
Total assets		3,677,960

Liabilities
Payable for investments purchased Regular delivery	$ 131,121
Delayed delivery	45,504
Payable for fund shares redeemed	4,843
Distributions payable	246
Bi-lateral OTC swaps, at value	267
Accrued management fee	923
Other affiliated payables	406
Other payables and accrued expenses	136
Total liabilities		183,446

Net Assets		$ 3,494,514
Net Assets consist of:
Paid in capital		$ 3,500,249
Undistributed net investment income		12,656
Accumulated undistributed net realized gain (loss) on investments		(100,679)
Net unrealized appreciation (depreciation) on investments		82,288
Net Assets, for 323,832 shares outstanding		$ 3,494,514
Net Asset Value, offering price and redemption price per share ($3,494,514 ÷ 323,832 shares)		$ 10.79

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Interest		$ 110,584
Income from Fidelity Central Funds		2,122
Total income		112,706

Expenses
Management fee	$ 12,298
Transfer agent fees	3,917
Fund wide operations fee	1,392
Independent trustees' compensation	15
Miscellaneous	9
Total expenses before reductions	17,631
Expense reductions	(15)	17,616
Net investment income (loss)		95,090
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,166
Swaps	19
Total net realized gain (loss)		10,185
Change in net unrealized appreciation (depreciation) on: Investment securities	(137,065)
Swaps	(54)
Total change in net unrealized appreciation (depreciation)		(137,119)
Net gain (loss)		(126,934)
Net increase (decrease) in net assets resulting from operations		$ (31,844)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 95,090	$ 119,863
Net realized gain (loss)	10,185	115,342
Change in net unrealized appreciation (depreciation)	(137,119)	(33,755)
Net increase (decrease) in net assets resulting from operations	(31,844)	201,450
Distributions to shareholders from net investment income	(85,641)	(109,179)
Share transactions Proceeds from sales of shares	620,064	761,711
Reinvestment of distributions	82,226	104,935
Cost of shares redeemed	(1,199,722)	(1,190,690)
Net increase (decrease) in net assets resulting from share transactions	(497,432)	(324,044)
Total increase (decrease) in net assets	(614,917)	(231,773)

Net Assets
Beginning of period	4,109,431	4,341,204
End of period (including undistributed net investment income of $12,656 and undistributed net investment income of $14,435, respectively)	$ 3,494,514	$ 4,109,431
Other Information Shares
Sold	55,959	69,704
Issued in reinvestment of distributions	7,433	9,583
Redeemed	(108,626)	(108,918)
Net increase (decrease)	(45,234)	(29,631)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.13	$ 10.89	$ 10.74	$ 10.02	$ 9.85
Income from Investment Operations
Net investment income (loss) B	.269	.312	.352	.422	.449
Net realized and unrealized gain (loss)	(.367)	.212	.134	.715	.205
Total from investment operations	(.098)	.524	.486	1.137	.654
Distributions from net investment income	(.242)	(.284)	(.324)	(.397)	(.454)
Distributions from net realized gain	-	-	(.012)	(.020)	(.030)
Total distributions	(.242)	(.284)	(.336)	(.417)	(.484)
Net asset value, end of period	$ 10.79	$ 11.13	$ 10.89	$ 10.74	$ 10.02
Total Return A	(.91)%	4.88%	4.63%	11.59%	7.13%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.43%	2.85%	3.30%	4.08%	4.80%
Supplemental Data
Net assets, end of period (in millions)	$ 3,495	$ 4,109	$ 4,341	$ 4,831	$ 4,180
Portfolio turnover rate D	118%	115%	102% F	115% F	66% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of

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(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency

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Investment Valuation - continued

obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

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Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 107,603
Gross unrealized depreciation	(61,874)
Net unrealized appreciation (depreciation) on securities and other investments	$ 45,729

Tax Cost	$ 3,429,363

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (26,239)
Net unrealized appreciation (depreciation)	$ 45,462

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (26,239)

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 85,641	$ 109,179

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

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(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ 19	$ (54)
Totals (a)	$ 19	$ (54)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

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4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $832,702 and $834,047, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee.Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

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7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $34.

9. Expense Reductions.

FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $14.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

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(Amounts in thousands except percentages)

10. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 17, 2013

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Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

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Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 13.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $51,029,369 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IBF-UANN-1013
1.784721.111

Spartan®

U.S. Bond Index

Fund

Institutional Class

Fidelity Advantage® Institutional

Class

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	-2.75%	4.72%	4.49%
Fidelity Advantage® Institutional Class B	-2.73%	4.73%	4.49%

A The initial offering of Institutional Class shares took place on May 4, 2011. Returns prior to May 4, 2011, are those of Investor Class.

B The initial offering of Fidelity Advantage® Institutional Class shares took place on May 4, 2011. Returns prior to May 4, 2011, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® U.S. Bond Index Fund - Institutional Class on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. The initial offering of Institutional Class took place on May 4, 2011. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from Curtis Hollingsworth and Alan Bembenek, Co-Portfolio Managers of Spartan® U.S. Bond Index Fund: For the 12-month period ending August 31, 2013, the fund's Institutional Class and Fidelity Advantage® Institutional Class shares - net of expenses - underperformed the Barclays® U.S. Aggregate Bond Index, which returned -2.47%. This underperformance stemmed from the combination of the fund's expenses (the benchmark does not have expenses) and a mismatch between when the index is priced (3:00 p.m. New York Time) and when the fund's net asset value (NAV) is struck (4:00 p.m.). For example, bond prices rose between 3:00 p.m. and 4:00 p.m. on August 31, 2012, but fell during the same hour on August 30, 2013 (the last trading day of the period), which hurt the performance of the fund. (For specific class-level returns, please see the performance section of this report.) In keeping with the fund's investment objective, our goal is to produce monthly returns, before expenses, that match the monthly returns of the Barclays index as closely as possible. We use a method called "stratified sampling," or investing in representative securities to construct a portfolio that approximately mirrors the structure of the index. We manage the portfolio to match the index in terms of its overall sensitivity to changes in interest rates and the yield curve.

In the fall of 2012, the Barclays index posted modest monthly gains, with bond prices bolstered in part by the Federal Reserve's decision to purchase $85 billion per month of agency mortgage securities and long-duration Treasuries. This program provided investors with confidence that interest rates would remain low for the foreseeable future, as the central bank pledged it would do whatever was needed to stimulate U.S. economic growth. In December and January, the index gave back some of those gains, partly in response to improvement in global economic data that ignited speculation the Fed would raise interest rates earlier than expected. In February, March and April, bonds performed better, as rate-hike fears were somewhat dampened by reassuring signs that the central bank planned to keep interest rates low for an extended period. In May and June, bonds came under severe pressure amid speculation that stronger-than-expected U.S. economic growth might induce the Fed to reduce its bond-buying program as early as September 2013, prompting investors to dump U.S. bonds of all types. Those fears were supported by Fed Chairman Ben Bernanke in May, when he testified the Fed may reduce its bond purchases before year-end if the economy continued to improve, a statement he reiterated in mid-June. The Barclays index suffered another decline in August when selling pressures resumed amid new worries that the Fed could taper as early as September.

Among the major sectors that comprise the Barclays index, U.S. Treasuries and mortgage-backed securities - those most likely to be hurt by an end to quantitative easing - performed the worst, returning -3.07% and -2.37%, respectively. U.S. government-agency securities returned -1.75%. Investment-grade credit returned -2.12%. Commercial mortgage-backed securities were the best-performing sector, adding 1.27%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Investor Class	.22%
Actual		$ 1,000.00	$ 970.50	$ 1.09
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 971.10	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Institutional Class	.07%
Actual		$ 1,000.00	$ 971.20	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 971.30	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26
Class F	.05%
Actual		$ 1,000.00	$ 971.30	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Government and U.S. Government Agency Obligations 72.4%	U.S. Government and U.S. Government Agency Obligations 71.2%
AAA 3.3%	AAA 3.5%
AA 3.7%	AA 3.5%
A 10.1%	A 9.8%
BBB 11.2%	BBB 11.2%
BB and Below 0.3%	BB and Below 0.0%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets† (1.1)%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2013
6 months ago
Years	6.5	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	5.3	4.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013 *	As of February 28, 2013 **
Corporate Bonds 22.2%	Corporate Bonds 22.8%
U.S. Government and U.S. Government Agency Obligations 72.4%	U.S. Government and U.S. Government Agency Obligations 71.2%
Asset-Backed Securities 0.1%	Asset-Backed Securities 0.1%
CMOs and Other Mortgage Related Securities 2.0%	CMOs and Other Mortgage Related Securities 1.7%
Municipal Bonds 0.7%	Municipal Bonds 0.7%
Other Investments 3.7%	Other Investments 2.8%
Short-Term Investments and Net Other Assets (Liabilities)† (1.1)%	Short-Term Investments and Net Other Assets (Liabilities) 0.7%

* Foreign investments	8.0%	** Foreign investments	8.0%
† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	$ 4,800	$ 4,222
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19 (b)	1,623	1,600
University Southern California 5.25% 10/1/2111	2,000	2,201
		3,801
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,637
6.3% 3/1/38	7,045	8,748
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,118
5.3% 9/15/19	2,000	2,228
		15,731
Media - 1.0%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,070
Comcast Corp.:
3.125% 7/15/22	3,000	2,897
4.65% 7/15/42	4,000	3,806
4.95% 6/15/16	1,862	2,050
5.7% 5/15/18	2,940	3,407
5.7% 7/1/19	8,500	9,861
6.4% 3/1/40	1,000	1,188
6.55% 7/1/39	3,000	3,587
6.95% 8/15/37	6,700	8,394
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,569
4.75% 10/1/14	4,500	4,681
5.875% 10/1/19	2,905	3,216
6.35% 3/15/40	1,000	986
6.375% 3/1/41	2,100	2,091
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,170
5.05% 6/1/20	3,200	3,476
NBC Universal, Inc.:
3.65% 4/30/15	2,248	2,355
6.4% 4/30/40	3,000	3,571
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,934
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.:
5.3% 12/15/14	$ 868	$ 917
5.65% 8/15/20	1,000	1,120
6.15% 3/1/37	3,955	4,271
6.9% 3/1/19	2,110	2,516
6.9% 8/15/39	2,000	2,321
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,345
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	8,511
5.85% 5/1/17	5,801	6,309
6.75% 7/1/18	1,162	1,293
7.3% 7/1/38	4,000	4,145
8.75% 2/14/19	2,368	2,804
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,204
4% 1/15/22	1,000	999
5.875% 11/15/16	2,131	2,410
6.5% 11/15/36	5,724	6,373
Viacom, Inc.:
4.25% 9/1/23	7,775	7,676
4.375% 9/15/14	2,000	2,071
4.375% 3/15/43	2,635	2,152
5.625% 9/15/19	1,000	1,124
6.125% 10/5/17	5,420	6,170
Walt Disney Co.:
1.125% 2/15/17	2,760	2,702
2.55% 2/15/22	2,810	2,646
5.5% 3/15/19	2,000	2,293
		150,681
Multiline Retail - 0.1%
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,274
4.3% 2/15/43	4,750	4,016
Target Corp.:
3.875% 7/15/20	3,000	3,191
4% 7/1/42	7,000	6,273
5.875% 7/15/16	2,100	2,374
7% 1/15/38	1,038	1,339
		21,467
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.4%
AutoZone, Inc.:
3.125% 7/15/23	$ 3,825	$ 3,507
3.7% 4/15/22	5,500	5,350
Home Depot, Inc.:
4.2% 4/1/43	1,575	1,457
5.4% 3/1/16	6,400	7,083
5.875% 12/16/36	4,700	5,390
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,270
4.625% 4/15/20	2,000	2,177
4.65% 4/15/42	6,500	6,311
5.8% 4/15/40	2,000	2,228
O'Reilly Automotive, Inc. 3.75% 6/15/23	2,825	2,740
Turlock Corp.:
1.5% 11/2/17 (b)	4,775	4,660
2.75% 11/2/22 (b)	5,725	5,252
4% 11/2/32 (b)	1,900	1,738
4.15% 11/2/42 (b)	1,900	1,670
		59,833
TOTAL CONSUMER DISCRETIONARY		255,735
CONSUMER STAPLES - 1.7%
Beverages - 0.5%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	4,999
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,586
2.625% 1/17/23	2,825	2,610
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	7,900	7,975
2.5% 7/15/22	8,625	7,911
4.125% 1/15/15	5,700	5,963
5.375% 1/15/20	1,500	1,712
8.2% 1/15/39	2,800	4,123
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,683
5.75% 10/23/17	5,185	5,904
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,652
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,643
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.: - continued
3.6% 8/13/42	$ 3,000	$ 2,486
4.875% 11/1/40	2,300	2,309
7.9% 11/1/18	6,000	7,589
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,841
3.15% 11/15/20	3,700	3,758
		80,744
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.75% 5/15/41	6,000	6,672
6.125% 9/15/39	1,000	1,157
Kroger Co.:
3.9% 10/1/15	9,000	9,498
5.15% 8/1/43	2,725	2,653
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,639
2.8% 4/15/16	6,700	7,032
3.2% 5/15/14	10,000	10,191
5.625% 4/1/40	2,000	2,273
5.625% 4/15/41	4,600	5,232
6.5% 8/15/37	8,275	10,349
Walgreen Co.:
1.8% 9/15/17	1,900	1,883
3.1% 9/15/22	2,850	2,666
		67,245
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,261
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,567
3.2% 1/25/23	5,675	5,289
5.875% 4/15/14	4,000	4,125
General Mills, Inc. 5.65% 2/15/19	13,501	15,536
Kellogg Co.:
3.125% 5/17/22	1,875	1,801
3.25% 5/21/18	2,800	2,926
4.45% 5/30/16	2,000	2,159
Kraft Foods Group, Inc.:
3.5% 6/6/22	3,750	3,659
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods Group, Inc.: - continued
5% 6/4/42	$ 2,825	$ 2,758
Kraft Foods, Inc.:
6.125% 2/1/18	5,497	6,316
6.75% 2/19/14	535	550
6.875% 2/1/38	5,250	6,319
		61,266
Household Products - 0.1%
Kimberly-Clark Corp. 2.4% 3/1/22	5,200	4,871
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,121
2.3% 2/6/22	4,700	4,430
3.15% 9/1/15	4,500	4,723
		19,145
Tobacco - 0.3%
Altria Group, Inc.:
4.25% 8/9/42	9,780	8,010
9.7% 11/10/18	2,049	2,681
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,139
4.5% 3/26/20	2,000	2,174
5.65% 5/16/18	6,789	7,813
6.375% 5/16/38	1,450	1,720
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,209
6.75% 6/15/17	2,899	3,336
7.25% 6/15/37	7,220	8,276
		39,358
TOTAL CONSUMER STAPLES		267,758
ENERGY - 2.6%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,127
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,342
Halliburton Co.:
6.15% 9/15/19	2,000	2,381
7.45% 9/15/39	1,500	2,008
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd.:
2.5% 3/15/17	$ 4,650	$ 4,655
3.05% 3/1/16	1,020	1,049
4.625% 3/1/21	1,340	1,372
5.25% 3/15/42	3,100	2,832
Transocean, Inc.:
6% 3/15/18	7,000	7,786
6.5% 11/15/20	4,000	4,415
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,733
7% 3/15/38	5,580	5,907
		39,607
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,185
6.2% 3/15/40	2,000	2,255
6.45% 9/15/36	2,675	3,110
Apache Corp.:
2.625% 1/15/23	8,000	7,296
5.1% 9/1/40	3,000	3,005
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,101
Canadian Natural Resources Ltd.:
5.7% 5/15/17	1,148	1,290
6.25% 3/15/38	6,850	7,749
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,592
3.8% 9/15/23	1,750	1,727
6.75% 11/15/39	2,000	2,386
Chevron Corp.:
1.104% 12/5/17	5,700	5,537
1.718% 6/24/18	7,525	7,405
ConocoPhillips:
4.6% 1/15/15	3,000	3,157
5.75% 2/1/19	2,902	3,359
6.5% 2/1/39	7,529	9,476
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,599
3.875% 3/15/23	3,775	3,443
Devon Energy Corp.:
3.25% 5/15/22	4,000	3,787
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Devon Energy Corp.: - continued
5.6% 7/15/41	$ 2,875	$ 2,970
5.625% 1/15/14	2,321	2,362
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,040
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	8,742
5.875% 12/15/16	1,000	1,125
6.5% 4/15/18	1,000	1,156
Encana Corp.:
3.9% 11/15/21	4,900	4,846
6.5% 2/1/38	5,000	5,497
Encana Holdings Finance Corp. 5.8% 5/1/14	2,861	2,953
Energy Transfer Partners LP 3.6% 2/1/23	8,550	7,922
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	9,527
4.85% 8/15/42	2,500	2,378
5.6% 10/15/14	1,937	2,037
5.7% 2/15/42	2,000	2,120
6.65% 4/15/18	2,000	2,361
7.55% 4/15/38	2,000	2,563
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,154
Hess Corp. 5.6% 2/15/41	3,400	3,478
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,383
3.5% 9/1/23	2,000	1,856
3.95% 9/1/22	7,000	6,825
5% 12/15/13	5,000	5,060
5% 3/1/43	1,000	929
5.625% 9/1/41	1,000	995
6.55% 9/15/40	3,000	3,355
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,433
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,049
5.125% 3/1/21	1,000	1,070
6.5% 3/1/41	1,000	1,097
Nexen, Inc.:
5.2% 3/10/15	900	950
5.875% 3/10/35	3,710	3,805
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	1,998
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.: - continued
2.7% 2/15/23	$ 6,000	$ 5,432
3.125% 2/15/22	2,000	1,899
ONEOK Partners LP 3.375% 10/1/22	5,000	4,529
Petro-Canada:
6.05% 5/15/18	3,650	4,226
6.8% 5/15/38	8,445	10,088
Petrobras Global Finance BV 4.375% 5/20/23	4,725	4,148
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	7,592
6.75% 1/27/41	6,275	5,830
7.875% 3/15/19	12,228	13,765
Petroleos Mexicanos:
3.5% 7/18/18	1,050	1,059
3.5% 1/30/23	1,850	1,656
4.875% 1/24/22	18,010	18,190
5.5% 6/27/44	8,600	7,461
Phillips 66 5.875% 5/1/42	9,500	10,084
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,119
5.75% 1/15/20	1,000	1,131
6.125% 1/15/17	1,795	2,038
6.65% 1/15/37	2,795	3,336
Shell International Finance BV:
1.125% 8/21/17	1,375	1,351
2.375% 8/21/22	3,000	2,736
6.375% 12/15/38	4,200	5,228
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,178
StatoilHydro ASA:
1.2% 1/17/18	5,575	5,415
2.9% 10/15/14	1,500	1,539
5.1% 8/17/40	2,000	2,094
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,010
6.85% 6/1/39	2,000	2,411
Talisman Energy, Inc.:
5.5% 5/15/42	7,300	6,861
5.85% 2/1/37	5,000	4,901
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,564
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Total Capital International SA:
1.55% 6/28/17	$ 5,000	$ 4,956
2.7% 1/25/23	1,900	1,746
2.875% 2/17/22	4,175	3,968
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,548
3.4% 6/1/15	1,000	1,044
6.1% 6/1/40	6,700	7,695
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,005
Valero Energy Corp. 6.625% 6/15/37	5,420	5,905
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,322
4% 7/1/22	3,000	2,919
Williams Partners LP 3.35% 8/15/22	2,800	2,546
XTO Energy, Inc.:
5% 1/31/15	1,733	1,840
5.65% 4/1/16	1,189	1,323
		385,183
TOTAL ENERGY		424,790
FINANCIALS - 8.6%
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,257
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,039
4.25% 5/24/21	6,500	6,864
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,700
Franklin Resources, Inc. 1.375% 9/15/17	1,900	1,847
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	9,757
2.9% 7/19/18	2,800	2,793
3.3% 5/3/15	2,225	2,302
3.625% 2/7/16	5,000	5,235
3.625% 1/22/23	9,000	8,483
5.25% 7/27/21	4,500	4,799
5.625% 1/15/17	7,000	7,616
5.75% 1/24/22	4,300	4,713
5.95% 1/18/18	3,000	3,352
6% 6/15/20	1,650	1,848
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.15% 4/1/18	$ 7,451	$ 8,413
6.75% 10/1/37	14,860	15,275
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,052
Lazard Group LLC:
6.85% 6/15/17	3,804	4,290
7.125% 5/15/15	1,364	1,480
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,577
6.875% 4/25/18	6,991	8,120
7.75% 5/14/38	4,175	5,006
Morgan Stanley:
2.125% 4/25/18	8,000	7,713
2.875% 1/24/14	5,000	5,041
2.875% 7/28/14	1,000	1,015
3.75% 2/25/23	6,775	6,422
4.2% 11/20/14	7,250	7,523
4.75% 4/1/14	4,287	4,375
5.45% 1/9/17	236	257
5.5% 7/28/21	3,400	3,688
5.625% 9/23/19	2,000	2,198
5.75% 1/25/21	5,000	5,512
5.95% 12/28/17	5,745	6,424
6% 5/13/14	3,242	3,352
6% 4/28/15	5,666	6,077
6.375% 7/24/42	2,900	3,207
6.625% 4/1/18	5,055	5,786
7.25% 4/1/32	1,000	1,205
7.3% 5/13/19	3,000	3,546
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,110
State Street Corp. 2.875% 3/7/16	3,340	3,485
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	9,961
2.3% 7/28/16	1,000	1,030
5.45% 5/15/19	2,000	2,283
UBS AG Stamford Branch:
2.25% 1/28/14	756	762
3.875% 1/15/15	1,163	1,211
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch: - continued
5.75% 4/25/18	$ 830	$ 952
5.875% 12/20/17	2,034	2,337
		216,290
Commercial Banks - 2.2%
American Express Bank FSB 6% 9/13/17	615	706
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,705
Bank of America NA:
5.3% 3/15/17	3,500	3,814
6% 10/15/36	2,419	2,724
Bank of Montreal 1.4% 9/11/17	2,875	2,806
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,093
4.375% 1/13/21	1,000	1,071
BB&T Corp.:
1.6% 8/15/17	5,700	5,600
2.05% 4/28/14	2,000	2,017
2.05% 6/19/18	1,900	1,874
BNP Paribas 3.6% 2/23/16	10,380	10,899
BNP Paribas SA 2.7% 8/20/18	4,900	4,873
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	1,000
Capital One Bank (U.S.A.) NA 3.375% 2/15/23	2,424	2,250
Comerica, Inc. 3% 9/16/15	1,268	1,318
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,791
1.9% 9/18/17	4,750	4,721
Corporacion Andina de Fomento:
3.75% 1/15/16	5,425	5,653
4.375% 6/15/22	10,300	10,179
Credit Suisse 6% 2/15/18	15,651	17,516
Credit Suisse New York Branch 2.2% 1/14/14	7,948	8,000
Discover Bank:
2% 2/21/18	7,375	7,130
4.2% 8/8/23	7,000	6,878
European Investment Bank:
1.625% 6/15/17	4,640	4,675
1.75% 3/15/17	5,000	5,082
2.875% 9/15/20	9,000	9,019
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea:
4% 1/11/17	$ 11,380	$ 11,978
5% 4/11/22	6,170	6,597
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,607
3.625% 1/25/16	2,000	2,102
4.5% 6/1/18	824	881
8.25% 3/1/38	2,079	2,679
HSBC Holdings PLC:
4.875% 1/14/22	10,100	10,797
5.1% 4/5/21	2,800	3,055
6.5% 9/15/37	10,500	11,848
Huntington Bancshares, Inc. 2.6% 8/2/18	4,675	4,620
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	7,998
1% 9/15/16	9,000	9,031
2.375% 5/26/15	12,300	12,716
JPMorgan Chase Bank 6% 10/1/17	7,075	8,026
KeyBank NA 5.8% 7/1/14	1,109	1,155
KeyCorp. 3.75% 8/13/15	7,000	7,363
Nordic Investment Bank 0.5% 4/14/16	8,450	8,394
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,699
6.7% 6/10/19	2,500	2,978
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,024
3.95% 11/9/22	5,300	5,040
4.5% 1/11/21	1,000	1,048
5.25% 5/24/41	3,000	3,094
Regions Bank 7.5% 5/15/18	2,000	2,336
Regions Financial Corp. 2% 5/15/18	3,650	3,487
Royal Bank of Canada 2.3% 7/20/16	5,500	5,673
Sumitomo Mitsui Banking Corp. 2.5% 7/19/18	4,351	4,355
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,235
2.5% 7/14/16	1,200	1,243
U.S. Bancorp:
3.15% 3/4/15	5,000	5,182
4.125% 5/24/21	3,000	3,147
Wachovia Bank NA 6.6% 1/15/38	10,000	12,161
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.:
5.625% 10/15/16	$ 3,367	$ 3,759
5.75% 6/15/17	2,905	3,305
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,034
2.1% 5/8/17	2,725	2,755
3.45% 2/13/23	3,675	3,419
5.625% 12/11/17	5,972	6,804
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,014
1.85% 12/9/13	9,800	9,842
2% 8/14/17	5,000	4,993
4.875% 11/19/19	3,700	4,110
Zions Bancorp. 4.5% 6/13/23	2,850	2,799
		354,777
Consumer Finance - 1.5%
American Express Co.:
4.05% 12/3/42	11,475	10,018
7% 3/19/18	5,750	6,876
7.25% 5/20/14	1,500	1,571
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,919
2.75% 9/15/15	5,000	5,181
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,201
7.375% 5/23/14	1,578	1,652
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,526
2.75% 6/24/15	1,500	1,553
2.85% 6/1/22	4,000	3,768
Discover Financial Services:
5.2% 4/27/22	1,000	1,033
6.45% 6/12/17	2,263	2,554
Ford Motor Credit Co. LLC:
2.5% 1/15/16	3,750	3,784
2.75% 5/15/15	11,400	11,591
3% 6/12/17	3,000	3,019
4.25% 2/3/17	7,600	7,972
4.25% 9/20/22	1,800	1,750
4.375% 8/6/23	4,000	3,895
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
5.875% 8/2/21	$ 11,375	$ 12,367
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,518
2.25% 11/9/15	6,228	6,375
2.95% 5/9/16	11,691	12,148
3.5% 6/29/15	12,081	12,637
4.65% 10/17/21	7,000	7,363
5.625% 9/15/17	7,044	7,961
5.625% 5/1/18	15,000	17,092
5.875% 1/14/38	15,625	16,872
6.375% 11/15/67 (e)	9,000	9,495
6.875% 1/10/39	4,000	4,829
HSBC Finance Corp. 5.5% 1/19/16	11,200	12,241
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,511
1.3% 3/12/18	3,675	3,562
1.6% 3/3/14	8,400	8,453
2.25% 4/17/19	10,250	10,178
2.8% 1/27/23	5,000	4,692
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,771
1% 2/17/15	1,600	1,611
2.05% 1/12/17	9,000	9,109
		242,648
Diversified Financial Services - 1.9%
Bank of America Corp.:
2% 1/11/18	3,550	3,442
4.1% 7/24/23	7,000	6,872
4.5% 4/1/15	16,765	17,579
5% 5/13/21	4,000	4,227
5.7% 1/24/22	6,250	6,884
5.75% 12/1/17	5,855	6,544
5.875% 1/5/21	6,640	7,389
6.5% 8/1/16	15,000	16,907
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,893
5.2% 7/10/14	2,000	2,074
BP Capital Markets PLC:
2.5% 11/6/22	3,000	2,679
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC: - continued
3.125% 10/1/15	$ 2,500	$ 2,616
3.245% 5/6/22	7,750	7,375
3.875% 3/10/15	2,000	2,096
4.5% 10/1/20	2,000	2,130
4.75% 3/10/19	1,000	1,098
Citigroup, Inc.:
2.25% 8/7/15	1,800	1,832
2.65% 3/2/15	13,899	14,213
3.375% 3/1/23	6,000	5,644
3.953% 6/15/16	1,450	1,537
4.75% 5/19/15	15,244	16,145
5.875% 1/30/42	4,500	4,978
6.125% 5/15/18	1,769	2,027
6.125% 8/25/36	3,650	3,644
8.125% 7/15/39	8,000	10,965
8.5% 5/22/19	1,688	2,137
CME Group, Inc. 5.75% 2/15/14	501	512
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,081
3.875% 8/18/14	5,000	5,146
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,883
6.375% 5/15/38	7,218	8,939
ING U.S., Inc. 5.7% 7/15/43 (b)	3,750	3,651
International Finance Corp.:
2.25% 4/11/16	5,700	5,905
2.75% 4/20/15	6,625	6,865
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	15,814
2% 8/15/17	7,000	6,951
3.15% 7/5/16	1,500	1,566
3.25% 9/23/22	4,000	3,737
3.375% 5/1/23	1,900	1,722
3.4% 6/24/15	10,710	11,153
3.7% 1/20/15	5,000	5,184
4.35% 8/15/21	2,000	2,074
4.5% 1/24/22	13,000	13,460
4.625% 5/10/21	1,500	1,584
5.5% 10/15/40	5,700	6,104
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
5.6% 7/15/41	$ 1,500	$ 1,621
6.3% 4/23/19	10,000	11,604
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,244
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,793
TECO Finance, Inc. 4% 3/15/16	2,875	3,045
		297,565
Insurance - 1.0%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,526
Allstate Corp. 6.2% 5/16/14	4,000	4,154
American International Group, Inc.:
3.375% 8/15/20	5,775	5,694
3.65% 1/15/14	3,700	3,737
3.8% 3/22/17	16,400	17,338
4.875% 9/15/16	5,400	5,888
4.875% 6/1/22	9,000	9,583
5.05% 10/1/15	3,000	3,239
5.85% 1/16/18	2,000	2,253
6.4% 12/15/20	2,900	3,380
8.25% 8/15/18	4,000	4,942
Aon Corp. 3.125% 5/27/16	8,000	8,343
Assurant, Inc. 5.625% 2/15/14	1,894	1,934
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	584
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,563
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,477
4.5% 2/11/43	2,000	1,874
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,162
Marsh & McLennan Companies, Inc. 2.3% 4/1/17	5,000	5,015
MetLife, Inc.:
2.375% 2/6/14	3,000	3,025
4.125% 8/13/42	3,900	3,442
5% 6/15/15	1,153	1,236
5.875% 2/6/41	2,400	2,716
7.717% 2/15/19	9,000	11,226
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,887
5% 8/15/43	4,000	3,977
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.4% 6/13/35	$ 447	$ 468
5.5% 3/15/16	421	464
5.625% 5/12/41	2,000	2,118
5.7% 12/14/36	380	403
6.2% 1/15/15	1,340	1,434
6.2% 11/15/40	2,400	2,736
7.375% 6/15/19	3,000	3,672
8.875% 6/15/38 (e)	2,944	3,548
The Chubb Corp.:
5.75% 5/15/18	4,175	4,815
6.5% 5/15/38	3,510	4,404
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	10,111
		161,368
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. 3.9% 6/15/23	5,650	5,266
American Tower Corp. 3.4% 2/15/19	7,475	7,465
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,731
4.125% 5/15/21	2,100	2,140
DDR Corp.:
3.375% 5/15/23	2,825	2,551
4.625% 7/15/22	1,900	1,902
Duke Realty LP:
3.625% 4/15/23	2,750	2,512
5.4% 8/15/14	5,172	5,373
5.95% 2/15/17	630	698
6.5% 1/15/18	1,000	1,140
Federal Realty Investment Trust 3% 8/1/22	4,750	4,364
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,419
3.75% 3/15/23	2,660	2,501
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,291
6.65% 1/15/18	612	656
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,193
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,484
		46,686
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.4%
BioMed Realty LP 4.25% 7/15/22	$ 3,000	$ 2,886
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,555
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,099
ERP Operating LP:
3% 4/15/23	1,875	1,706
4.625% 12/15/21	5,700	5,951
Liberty Property LP:
3.375% 6/15/23	2,775	2,524
4.75% 10/1/20	1,000	1,043
5.125% 3/2/15	840	884
5.5% 12/15/16	1,000	1,101
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,729
3.15% 5/15/23	4,700	4,088
4.5% 4/18/22	4,210	4,122
Regency Centers LP:
5.25% 8/1/15	2,113	2,262
5.875% 6/15/17	1,046	1,156
Simon Property Group LP:
2.8% 1/30/17	4,700	4,821
4.125% 12/1/21	3,200	3,309
4.2% 2/1/15	1,820	1,891
5.65% 2/1/20	4,300	4,801
Tanger Properties LP:
6.125% 6/1/20	4,408	5,089
6.15% 11/15/15	24	27
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,600
		61,644
TOTAL FINANCIALS		1,380,978
HEALTH CARE - 1.6%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	3,100	3,147
2.5% 11/15/16	2,000	2,070
3.875% 11/15/21	9,600	9,617
5.15% 11/15/41	11,150	10,798
5.85% 6/1/17	2,928	3,320
		28,952
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 4.5% 8/15/19	$ 3,000	$ 3,311
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,899
4.125% 6/1/21	7,000	7,209
4.125% 11/15/42	4,411	3,835
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,679
4.35% 11/1/42	2,000	1,796
CIGNA Corp. 4% 2/15/22	4,600	4,652
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,959
6.3% 8/15/14	3,584	3,766
Express Scripts Holding Co.:
2.1% 2/12/15	5,093	5,174
3.9% 2/15/22	10,400	10,416
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,427
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	1,765
McKesson Corp.:
0.95% 12/4/15	2,850	2,849
1.4% 3/15/18	4,725	4,555
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,060
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,659
4.375% 3/15/42	11,800	10,873
WellPoint, Inc.:
1.25% 9/10/15	1,575	1,583
1.875% 1/15/18	2,000	1,956
3.3% 1/15/23	2,000	1,877
4.625% 5/15/42	2,600	2,390
4.65% 1/15/43	2,000	1,841
5% 12/15/14	7,200	7,580
5.8% 8/15/40	4,000	4,353
		94,153
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,083
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15	5,700	5,716
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AbbVie, Inc.: - continued
1.75% 11/6/17	$ 5,700	$ 5,612
2.9% 11/6/22	5,700	5,298
4.4% 11/6/42	4,775	4,435
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,201
6.45% 9/15/37	3,250	3,932
Bristol-Myers Squibb Co.:
3.25% 8/1/42	2,800	2,242
5.45% 5/1/18	2,905	3,350
Hospira, Inc. 6.4% 5/15/15	2,000	2,185
Johnson & Johnson:
1.2% 5/15/14	4,700	4,727
4.85% 5/15/41	4,260	4,552
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,773
2.25% 1/15/16	1,000	1,031
2.4% 9/15/22	2,000	1,833
3.6% 9/15/42	2,000	1,688
3.875% 1/15/21	1,000	1,042
4% 6/30/15	3,000	3,179
5% 6/30/19	5,970	6,740
5.85% 6/30/39	1,000	1,166
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,447
3.7% 9/21/42	2,825	2,453
4.125% 2/10/14	12,903	13,106
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,278
6.2% 3/15/19	4,000	4,778
7.2% 3/15/39	5,400	7,337
Sanofi SA 1.25% 4/10/18	7,550	7,281
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22	6,675	6,131
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,073
3.25% 10/1/22	3,000	2,781
5% 8/15/14	1,000	1,037
Wyeth LLC 5.5% 2/1/14	5,400	5,511
Zoetis, Inc.:
1.875% 2/1/18 (b)	1,000	980
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.: - continued
3.25% 2/1/23 (b)	$ 1,000	$ 940
4.7% 2/1/43 (b)	1,000	937
		134,772
TOTAL HEALTH CARE		262,271
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,633
General Dynamics Corp. 2.25% 7/15/16	2,400	2,472
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,573
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,057
4.85% 9/15/41	2,700	2,672
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,698
4.75% 6/1/43	4,000	3,799
Raytheon Co.:
3.125% 10/15/20	2,000	2,002
4.875% 10/15/40	1,000	1,005
The Boeing Co.:
5% 3/15/14	3,000	3,070
6% 3/15/19	1,000	1,176
6.875% 3/15/39	3,300	4,428
United Technologies Corp.:
3.1% 6/1/22	2,875	2,796
4.5% 4/15/20	4,000	4,395
4.5% 6/1/42	3,000	2,939
5.7% 4/15/40	2,000	2,316
6.125% 2/1/19	4,000	4,727
		53,758
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
3.875% 4/1/14	3,900	3,975
6.2% 1/15/38	2,500	3,066
		7,041
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.1%
American Airlines pass-thru trust Series 2013-2 Class A, 4.95% 7/15/24 (b)	$ 3,750	$ 3,769
Continental Airlines, Inc.:
4% 4/29/26	4,700	4,547
6.648% 3/15/19	1,754	1,844
6.9% 7/2/19	605	631
		10,791
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,492
Waste Management, Inc. 2.9% 9/15/22	6,675	6,148
		10,640
Electrical Equipment - 0.0%
Roper Industries, Inc. 2.05% 10/1/18	5,675	5,531
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,690
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,084
6% 10/15/17	2,902	3,337
6.55% 10/15/37	4,250	5,328
Danaher Corp.:
1.3% 6/23/14	2,900	2,921
3.9% 6/23/21	2,900	3,020
General Electric Co. 5.25% 12/6/17	18,540	20,946
		41,326
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,560
5.3% 9/15/35	7,000	7,435
Deere & Co. 5.375% 10/16/29	1,000	1,137
		14,132
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,537
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,603
3.05% 3/15/22	10,000	9,508
4.375% 9/1/42	4,500	4,060
Canadian National Railway Co. 2.85% 12/15/21	5,000	4,835
CSX Corp.:
4.1% 3/15/44	6,775	5,837
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.: - continued
7.375% 2/1/19	$ 10,000	$ 12,191
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,145
3.25% 12/1/21	5,000	4,884
3.95% 10/1/42	1,900	1,627
5.75% 1/15/16	10,000	11,050
Union Pacific Corp. 4.75% 9/15/41	2,800	2,805
		72,082
TOTAL INDUSTRIALS		215,301
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,086
4.45% 1/15/20	2,000	2,185
4.95% 2/15/19	3,479	3,922
5.9% 2/15/39	12,416	14,495
		23,688
Computers & Peripherals - 0.1%
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,029
3.3% 12/9/16	5,250	5,465
4.3% 6/1/21	2,780	2,677
4.75% 6/2/14	8,300	8,529
6% 9/15/41	1,500	1,370
		20,070
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	2,979
6.55% 10/1/17	2,338	2,672
7.125% 10/1/37	2,475	2,902
		8,553
Internet Software & Services - 0.1%
eBay, Inc. 2.6% 7/15/22	9,525	8,781
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc.:
1.25% 5/19/14	$ 4,720	$ 4,749
3.625% 5/19/21	3,780	3,910
		17,440
IT Services - 0.2%
IBM Corp.:
1.25% 2/6/17	11,250	11,117
1.95% 7/22/16	1,500	1,540
7.625% 10/15/18	13,000	16,357
		29,014
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,043
4.5% 5/15/21	4,000	4,129
5.625% 12/15/19	1,000	1,104
8.25% 5/15/14	3,902	4,099
		10,375
Software - 0.1%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,081
2.95% 6/1/14	2,000	2,038
4.2% 6/1/19	2,000	2,199
5.3% 2/8/41	1,500	1,631
Oracle Corp.:
5.375% 7/15/40	4,000	4,365
5.75% 4/15/18	7,400	8,561
		20,875
TOTAL INFORMATION TECHNOLOGY		130,015
MATERIALS - 1.2%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,080
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,144
3.625% 1/15/21	5,000	5,083
4.625% 1/15/20	3,000	3,281
Ecolab, Inc.:
1% 8/9/15	4,750	4,747
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Ecolab, Inc.: - continued
1.45% 12/8/17	$ 6,650	$ 6,459
Lubrizol Corp. 8.875% 2/1/19	919	1,199
LYB International Finance BV 4% 7/15/23	5,625	5,531
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,905
3.75% 9/30/15	2,000	2,107
4.875% 3/30/20	1,500	1,613
5.625% 12/1/40	1,800	1,884
Praxair, Inc.:
2.45% 2/15/22	4,650	4,312
3.25% 9/15/15	3,200	3,360
The Dow Chemical Co.:
4.125% 11/15/21	7,700	7,813
8.55% 5/15/19	2,358	2,996
9.4% 5/15/39	3,000	4,386
		63,900
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	2,040
Containers & Packaging - 0.1%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,127
6.8% 8/1/19	3,000	3,497
		6,624
Metals & Mining - 0.6%
Alcoa, Inc. 5.4% 4/15/21	5,700	5,620
Barrick Gold Corp.:
3.85% 4/1/22	8,000	7,068
5.25% 4/1/42	4,500	3,636
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	9,300	8,760
5.5% 4/1/14	2,500	2,574
6.5% 4/1/19	2,500	2,956
Freeport-McMoRan Copper & Gold, Inc.:
2.375% 3/15/18 (b)	10,425	9,730
3.1% 3/15/20 (b)	3,800	3,437
3.55% 3/1/22	5,125	4,564
3.875% 3/15/23 (b)	2,000	1,781
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.:
5.125% 10/1/19	$ 1,000	$ 1,046
6.25% 10/1/39	1,600	1,514
Rio Tinto Finance (U.S.A.) Ltd.:
2.25% 9/20/16	1,200	1,219
3.75% 9/20/21	3,200	3,105
5.2% 11/2/40	1,000	972
6.5% 7/15/18	1,398	1,622
7.125% 7/15/28	2,000	2,430
8.95% 5/1/14	4,000	4,216
Rio Tinto Finance (U.S.A.) PLC:
2.5% 12/14/18	3,000	2,904
2.875% 8/21/22	6,000	5,412
Teck Resources Ltd.:
4.75% 1/15/22	3,850	3,785
5.2% 3/1/42	5,200	4,312
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	6,623
6.25% 1/23/17	9,395	10,368
		99,654
Paper & Forest Products - 0.1%
International Paper Co. 4.75% 2/15/22	11,500	12,066
TOTAL MATERIALS		184,284
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.4% 8/15/16	12,800	13,155
4.35% 6/15/45	24,760	21,034
5.55% 8/15/41	7,300	7,438
5.8% 2/15/19	4,000	4,581
6.3% 1/15/38	838	930
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	159
British Telecommunications PLC:
2% 6/22/15	7,000	7,117
9.625% 12/15/30	4,515	6,802
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,283
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
France Telecom SA:
2.125% 9/16/15	$ 1,000	$ 1,017
5.375% 7/8/19	4,000	4,369
SBC Communications, Inc. 5.1% 9/15/14	2,149	2,249
Telecom Italia Capital SA:
6.999% 6/4/18	1,776	1,920
7.175% 6/18/19	6,000	6,520
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	3,974
4.949% 1/15/15	3,000	3,119
5.462% 2/16/21	2,700	2,755
5.877% 7/15/19	2,000	2,129
6.421% 6/20/16	1,151	1,260
7.045% 6/20/36	2,600	2,755
Verizon Communications, Inc.:
1.25% 11/3/14	8,400	8,454
2% 11/1/16	9,600	9,725
4.75% 11/1/41	1,000	912
6.25% 4/1/37	3,121	3,429
6.35% 4/1/19	6,000	6,988
6.9% 4/15/38	6,025	7,138
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,345
		137,557
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	4,750
6.125% 11/15/37	8,365	8,618
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,397
8.5% 11/15/18	3,486	4,404
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,837
1.5% 2/19/18	7,700	7,397
2.5% 9/26/22	3,000	2,644
2.875% 3/16/16	440	454
3.375% 11/24/15	1,000	1,048
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC: - continued
5% 12/16/13	$ 2,275	$ 2,304
5.45% 6/10/19	6,000	6,719
		44,572
TOTAL TELECOMMUNICATION SERVICES		182,129
UTILITIES - 1.7%
Electric Utilities - 1.2%
Alabama Power Co. 5.2% 6/1/41	3,850	4,123
AmerenUE:
3.9% 9/15/42	3,700	3,299
6.4% 6/15/17	2,959	3,432
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	3,885
2.95% 12/15/22	4,000	3,651
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,762
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,140
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,607
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,549
Commonwealth Edison Co.:
1.625% 1/15/14	6,418	6,448
3.4% 9/1/21	1,000	1,010
5.8% 3/15/18	9,945	11,509
Detroit Edison Co. 2.65% 6/15/22	8,000	7,549
Duke Capital LLC 5.668% 8/15/14	2,036	2,120
Duke Energy Carolinas LLC:
4% 9/30/42	3,750	3,387
5.25% 1/15/18	4,355	4,953
6% 1/15/38	3,450	4,075
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,619
3.95% 9/15/14	4,500	4,649
Edison International 3.75% 9/15/17	3,000	3,148
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,505
Hydro-Quebec:
1.375% 6/19/17	1,000	994
2% 6/30/16	7,310	7,501
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,605
Mississippi Power Co. 4.25% 3/15/42	1,840	1,634
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Nevada Power Co. 6.5% 8/1/18	$ 1,555	$ 1,852
Northern States Power Co.:
3.4% 8/15/42	2,000	1,644
5.25% 3/1/18	10,500	11,954
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,614
3.75% 8/15/42	5,900	4,882
5.4% 1/15/40	4,000	4,192
PacifiCorp 6% 1/15/39	6,193	7,474
Pennsylvania Electric Co. 6.05% 9/1/17	757	849
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,810
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,501
4.2% 6/15/22	2,000	2,010
4.7% 6/1/43	1,800	1,625
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,874
6% 12/1/39	3,200	3,570
Public Service Electric & Gas Co.:
2.7% 5/1/15	2,000	2,064
3.65% 9/1/42	2,825	2,443
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,545
Tampa Electric Co.:
6.15% 5/15/37	6,260	7,351
6.55% 5/15/36	5,500	6,701
Virginia Electric & Power Co.:
5% 6/30/19	5,000	5,659
6% 5/15/37	2,000	2,373
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,337
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,130
		184,608
Gas Utilities - 0.0%
Southern California Gas Co. 3.75% 9/15/42	2,000	1,762
Southern Natural Gas Co. 5.9% 4/1/17 (b)	438	494
		2,256
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,539
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,371
		8,910
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	$ 3,364	$ 3,867
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,332
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,173
5.5% 12/1/39	2,500	2,808
Consumers Energy Co. 2.85% 5/15/22	6,650	6,411
Delmarva Power & Light 4% 6/1/42	4,000	3,668
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,025
2.5756% 9/30/66 (e)	1,000	931
4.9% 8/1/41	2,000	2,007
7.5% 6/30/66 (e)	1,000	1,080
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,316
6.5% 9/15/37	7,605	8,990
National Grid PLC 6.3% 8/1/16	1,463	1,655
NiSource Finance Corp.:
4.8% 2/15/44	5,500	4,958
5.25% 9/15/17	835	925
5.4% 7/15/14	1,334	1,386
5.45% 9/15/20	5,111	5,617
6.25% 12/15/40	2,453	2,686
6.4% 3/15/18	1,532	1,767
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,005
Sempra Energy:
2.875% 10/1/22	3,000	2,765
6% 10/15/39	1,000	1,111
6.5% 6/1/16	3,000	3,407
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,228	4,387
		70,277
TOTAL UTILITIES		266,051
TOTAL NONCONVERTIBLE BONDS (Cost $3,456,359)		3,569,312
U.S. Government and Government Agency Obligations - 43.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.9%
Fannie Mae:
0.5% 3/30/16	$ 28,500	$ 28,353
0.875% 8/28/14	68,669	69,135
0.875% 10/26/17	32,907	32,029
1.875% 9/18/18	15,050	15,024
5% 3/15/16	28,200	31,239
Federal Farm Credit Bank 3% 9/22/14	50,000	51,487
Federal Home Loan Bank:
0.375% 11/27/13	10,095	10,102
0.375% 1/29/14	20,085	20,109
1% 6/21/17	35,300	34,897
5% 11/17/17	33,300	38,002
Freddie Mac:
0.5% 5/13/16	30,000	29,788
0.875% 10/14/16	24,375	24,290
1% 8/27/14	13,211	13,323
1% 6/29/17	2,660	2,629
1% 9/29/17	32,075	31,488
1.375% 5/1/20	14,000	13,052
1.75% 9/10/15	20,385	20,905
2.375% 1/13/22	13,000	12,442
3.75% 3/27/19	2,300	2,498
4.875% 6/13/18	66,960	76,523
6.25% 7/15/32	7,700	10,005
6.75% 3/15/31	26,000	35,154
Tennessee Valley Authority:
5.25% 9/15/39	20,000	21,679
5.375% 4/1/56	5,395	5,845
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		629,998
U.S. Treasury Obligations - 39.5%
U.S. Treasury Bonds:
2.75% 8/15/42	39,740	32,817
2.875% 5/15/43	11,820	9,999
3.125% 2/15/43	70,330	62,803
3.5% 2/15/39	12,115	11,825
3.875% 8/15/40	30,080	31,217
4.25% 5/15/39	26,000	28,746
4.25% 11/15/40	811	895
4.375% 2/15/38	8,200	9,239
4.375% 11/15/39	100	113
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.375% 5/15/40	$ 8,000	$ 9,012
4.375% 5/15/41	57,765	65,067
4.5% 2/15/36	18,000	20,678
4.5% 5/15/38	15,000	17,222
4.5% 8/15/39	39,000	44,826
4.625% 2/15/40	21,500	25,175
4.75% 2/15/37	11,000	13,076
4.75% 2/15/41	54,830	65,470
5% 5/15/37	11,000	13,527
5.375% 2/15/31	76,750	96,861
6.25% 5/15/30	86,360	118,637
8.75% 5/15/17	8,000	10,217
8.875% 8/15/17	5,000	6,480
8.875% 2/15/19	6,960	9,557
9% 11/15/18	4,000	5,469
9.125% 5/15/18	3,000	4,043
U.S. Treasury Notes:
0.125% 7/31/14	11,570	11,569
0.125% 4/30/15	91,500	91,196
0.25% 3/31/14	11,590	11,600
0.25% 10/31/14	82,910	82,975
0.25% 12/15/14	13,480	13,485
0.25% 1/15/15	66,710	66,707
0.25% 2/15/15	108,060	108,018
0.25% 2/28/15	22,700	22,688
0.25% 5/15/15	50,890	50,808
0.25% 7/15/15	43,300	43,190
0.25% 8/15/15	68,575	68,363
0.25% 9/15/15	40,400	40,258
0.25% 10/15/15	97,260	96,842
0.25% 12/15/15	923	918
0.25% 4/15/16	144,180	142,738
0.25% 5/15/16	88,100	87,109
0.375% 11/15/14	62,560	62,689
0.375% 3/15/15	36,320	36,363
0.375% 4/15/15	5,240	5,245
0.375% 6/15/15	56,410	56,417
0.375% 6/30/15	65,010	65,015
0.375% 11/15/15	139,170	138,855
0.375% 1/15/16	54,106	53,890
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.375% 2/15/16	$ 91,200	$ 90,765
0.375% 3/15/16	7,580	7,537
0.5% 8/15/14	59,900	60,094
0.5% 6/15/16	41,060	40,829
0.625% 7/15/14	49,330	49,536
0.625% 7/15/16	147,580	147,073
0.625% 8/15/16	50,050	49,831
0.625% 5/31/17	31,820	31,191
0.625% 9/30/17	59,465	57,844
0.625% 11/30/17	16,510	15,998
0.75% 10/31/17	32,870	32,071
0.75% 2/28/18	11,460	11,105
0.75% 3/31/18	31,410	30,367
0.875% 11/30/16	43,120	43,053
0.875% 12/31/16	12,063	12,027
0.875% 1/31/17	54,880	54,627
0.875% 2/28/17	109,294	108,654
0.875% 1/31/18	9,310	9,086
1% 8/31/16	100,010	100,573
1% 9/30/16	46,030	46,249
1% 10/31/16	86,750	87,062
1% 3/31/17	45,115	44,974
1% 5/31/18	4,670	4,552
1% 11/30/19	19,360	18,170
1.125% 4/30/20	22,330	20,886
1.25% 3/15/14	330	332
1.25% 4/15/14	42,353	42,652
1.25% 8/31/15	76,590	77,853
1.25% 9/30/15	6,000	6,101
1.25% 10/31/15	39,660	40,329
1.25% 4/30/19	1,150	1,112
1.25% 10/31/19	46,950	44,885
1.25% 2/29/20	30,800	29,164
1.375% 6/30/18	31,800	31,492
1.375% 7/31/18	1,175	1,162
1.375% 9/30/18	156,220	154,072
1.375% 2/28/19	98,500	96,284
1.375% 1/31/20	31,420	30,065
1.5% 6/30/16	86,270	88,110
1.5% 7/31/16	31,340	31,996
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.5% 8/31/18	$ 252,040	$ 250,465
1.5% 3/31/19	12,800	12,576
1.625% 8/15/22	115,424	105,730
1.75% 3/31/14	950	959
1.75% 7/31/15	53,000	54,358
1.75% 5/31/16	13,840	14,234
1.75% 10/31/18	10	10
1.75% 5/15/23	141,760	129,312
1.875% 2/28/14	1,660	1,675
1.875% 4/30/14	1	1
1.875% 6/30/15	60,900	62,558
1.875% 9/30/17	11,325	11,586
1.875% 10/31/17	40,860	41,763
1.875% 6/30/20	24,290	23,787
2% 4/30/16	49,100	50,842
2% 7/31/20	25,700	25,333
2% 2/15/23	128,980	120,969
2.125% 5/31/15	86,030	88,668
2.125% 12/31/15	18,710	19,404
2.125% 2/29/16	145,700	151,255
2.125% 8/15/21	90,750	88,481
2.25% 5/31/14	20,570	20,893
2.25% 3/31/16	54,000	56,261
2.25% 11/30/17	11,000	11,406
2.375% 2/28/15	9,084	9,365
2.5% 3/31/15	52,000	53,783
2.5% 4/30/15	50,580	52,390
2.5% 8/15/23	46,030	44,922
2.625% 6/30/14	31,801	32,451
2.625% 7/31/14	11,830	12,095
2.625% 12/31/14	49,640	51,209
2.625% 2/29/16	13,600	14,286
2.625% 4/30/18	10,200	10,710
2.625% 8/15/20	141,000	144,845
2.625% 11/15/20	94,180	96,395
2.75% 11/30/16	25,000	26,455
2.75% 12/31/17	3,000	3,172
3% 8/31/16	12,402	13,205
3% 9/30/16	22,000	23,442
3.125% 10/31/16	23,900	25,567
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/21	$ 50,876	$ 53,527
3.25% 5/31/16	14,200	15,185
3.25% 12/31/16	25,000	26,869
3.375% 11/15/19	27,740	30,026
3.5% 2/15/18	4,000	4,357
3.5% 5/15/20	81,800	88,919
3.625% 8/15/19	10	11
3.625% 2/15/20	59,600	65,318
3.625% 2/15/21	39,800	43,385
3.875% 5/15/18	8,000	8,862
4% 2/15/15	9,600	10,115
4% 8/15/18	22,000	24,545
4.125% 5/15/15	19,300	20,531
4.25% 11/15/17	16,000	17,915
4.5% 5/15/17	13,000	14,587
4.625% 11/15/16	15,000	16,757
4.625% 2/15/17	14,000	15,708
5.125% 5/15/16	13,100	14,663
TOTAL U.S. TREASURY OBLIGATIONS		6,347,770
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,899,019)		6,977,768
U.S. Government Agency - Mortgage Securities - 30.4%

Fannie Mae - 18.6%
2.5% 3/1/27 to 8/1/28	202,288	200,484
2.5% 9/1/28 (d)	13,000	12,868
2.667% 11/1/34 (e)	16,667	17,455
3% 11/1/20 to 8/1/43	550,496	534,876
3% 9/1/28 (d)	5,000	5,105
3% 9/1/43 (d)	7,300	6,979
3% 9/1/43 (d)	7,300	6,979
3% 9/1/43 (d)	4,900	4,684
3% 9/1/43 (d)	4,900	4,684
3% 9/1/43 (d)	19,600	18,738
3% 9/1/43 (d)	14,600	13,958
3% 9/1/43 (d)	9,800	9,369
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 9/1/43 (d)	$ 19,600	$ 18,738
3% 9/1/43 (d)	28,000	26,768
3.077% 4/1/41 (e)	11,151	11,616
3.5% 10/1/18 to 8/1/43	389,472	392,344
3.5% 9/1/28 (d)	2,000	2,088
3.5% 9/1/43 (d)	29,000	28,921
3.5% 9/1/43 (d)	27,000	26,926
4% 8/1/18 to 6/1/42	337,857	350,991
4% 9/1/28 (d)	5,000	5,273
4% 9/1/43 (d)	62,300	64,242
4% 9/1/43 (d)	4,000	4,125
4% 10/1/43 (d)	62,300	64,059
4.106% 11/1/34 (e)	1,437	1,501
4.5% 4/1/18 to 11/1/41	352,609	372,916
4.5% 7/1/39	98	103
4.5% 9/1/43 (d)	7,000	7,385
4.5% 10/1/43 (d)	7,000	7,366
5% 6/1/20 to 4/1/41	195,832	210,369
5% 9/1/43 (d)	18,000	19,348
5% 9/1/43 (d)	45,800	49,229
5% 10/1/43 (d)	57,800	61,987
5% 10/1/43 (d)	3,000	3,217
5.5% 8/1/14 to 7/1/41	171,333	185,907
5.5% 9/1/43 (d)	10,000	10,856
6% 8/1/22 to 7/1/41	153,206	167,893
6.5% 4/1/19 to 6/1/40	53,642	59,582
TOTAL FANNIE MAE		2,989,929
Freddie Mac - 4.4%
1.865% 3/1/36 (e)	9,204	9,539
2.369% 12/1/35 (e)	7,330	7,702
2.5% 5/1/23 to 3/1/28	53,000	52,510
2.935% 9/1/37 (e)	2,253	2,379
3% 4/1/21 to 6/1/43	126,130	122,884
3% 9/1/28 (d)	17,000	17,351
3.5% 9/1/18 to 9/1/42	100,426	101,847
3.5% 9/1/43 (d)	57,800	57,479
4% 8/1/31 to 1/1/42	85,538	88,128
4.5% 6/1/25 to 10/1/41	104,850	110,650
4.731% 3/1/35 (e)	3,815	4,033
5% 4/1/23 to 9/1/40	62,168	66,732
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 3/1/34 to 12/1/39	$ 51,233	$ 55,341
6% 4/1/32 to 8/1/37	3,155	3,475
6.5% 8/1/36 to 12/1/37	1,759	1,948
TOTAL FREDDIE MAC		701,998
Ginnie Mae - 7.4%
3% 4/15/42 to 7/15/43	216,158	209,159
3% 9/1/43 (d)	19,000	18,354
3.5% 10/15/40 to 6/15/43	210,393	212,318
3.5% 9/1/43 (d)	9,000	9,068
3.5% 9/1/43 (d)	50,000	50,379
4% 1/15/25 to 3/15/42	169,945	177,061
4.5% 9/15/33 to 9/20/42	214,712	228,467
4.5% 9/1/43 (d)	4,000	4,250
4.5% 10/1/43 (d)	4,000	4,239
5% 7/15/38 to 9/15/41	140,989	153,404
5.5% 10/15/33 to 12/20/41	57,231	62,608
6% 5/20/34 to 12/15/40	36,086	39,839
6.5% 8/20/36 to 2/15/39	15,320	17,211
TOTAL GINNIE MAE		1,186,357
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,913,082)		4,878,284
Asset-Backed Securities - 0.1%

Chase Issuance Trust Series 2012-A4 Class A4, 1.58% 8/16/21	2,800	2,654
Citibank Credit Card Issuance Trust:
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,036
Series 2013-A3 Class A3, 1.11% 7/23/18	2,800	2,800
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	6,282
Ford Credit Auto Owner Trust Series 2013-C Class A3, 0.82% 12/15/17	4,675	4,674
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	$ 1,875	$ 1,873
Nissan Auto Receivables Trust Series 2013-B Class A3, 0.84% 11/15/17	3,750	3,746
TOTAL ASSET-BACKED SECURITIES (Cost $23,150)		23,065
Commercial Mortgage Securities - 2.0%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	275	275
Series 2006-2 Class AAB, 5.7116% 5/10/45 (e)	711	736
Series 2006-3 Class A4, 5.889% 7/10/44	6,760	7,407
Series 2006-5 Class A2, 5.317% 9/10/47	3,349	3,372
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,588
Series 2007-4 Class A3, 5.8103% 2/10/51 (e)	776	800
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	3,939	4,102
Series 2006-6 Class E, 5.619% 10/10/45 (b)	733	81
Series 2007-3:
Class A3, 5.5595% 6/10/49 (e)	2,118	2,124
Class A4, 5.5595% 6/10/49 (e)	2,643	2,927
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,777	3,011
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(e)(f)	4,618	323
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7131% 6/11/40 (e)	16,612	18,663
Series 2006-PW13 Class A3, 5.518% 9/11/41	1,513	1,512
Series 2006-T22 Class A4, 5.5802% 4/12/38 (e)	159	173
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (b)	1,490	1,518
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,314
Series 2007-C6 Class A4, 5.6962% 12/10/49 (e)	9,950	11,144
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,212	2,420
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,234	1,260
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	228
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust: - continued
Series 2007-C2 Class B, 5.617% 4/15/47 (e)	$ 1,416	$ 1,040
COMM pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.8% 12/10/49 (e)	2,805	3,176
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,264	6,809
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	2,536	2,780
Series 2007-C3 Class A4, 5.6829% 6/15/39 (e)	6,875	7,513
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	1,148	1,278
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5341% 4/15/22 (b)(e)	4,524	4,091
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	405	406
Series 2006-C1 Class A3, 5.392% 2/15/39 (e)	3,099	3,142
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.3341% 2/15/22 (b)(e)	480	475
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(e)	1,938	284
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	14,576
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (b)(e)	477	469
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	4,047
Series 2006-GG7 Class A4, 5.8603% 7/10/38 (e)	13,750	15,097
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	255	258
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4893% 12/12/44 (e)	557	564
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	883
Series 2006-LDP9 Class A3, 5.336% 5/15/47	529	580
Series 2007-CB19 Class A4, 5.711% 2/12/49 (e)	28,547	31,800
Series 2007-LD11:
Class A2, 5.7987% 6/15/49 (e)	1,654	1,693
Class A4, 5.8137% 6/15/49 (e)	8,435	9,396
Series 2007-LDPX Class A3, 5.42% 1/15/49	11,700	12,865
Series 2006-LDP7 Class A4, 5.8629% 4/15/45 (e)	3,650	4,001
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.711% 2/12/49 (e)	$ 108	$ 42
Class C, 5.711% 2/12/49 (e)	283	58
Class D, 5.711% 2/12/49 (e)	298	34
Series 2007-LDP10 Class ES, 5.5357% 1/15/49 (b)(e)	656	8
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (e)	3,327	3,740
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	1	1
Series 2006-C6 Class A4, 5.372% 9/15/39	571	629
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,039
Series 2007-C1 Class A4, 5.424% 2/15/40	1,163	1,279
Series 2007-C2 Class A3, 5.43% 2/15/40	507	556
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	1,584	1,734
Series 2007-C7 Class A3, 5.866% 9/15/45	6,871	7,533
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4141% 9/15/21 (b)(e)	406	402
Class E, 0.4741% 9/15/21 (b)(e)	1,465	1,436
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4193% 1/12/44 (b)(e)	1,103	970
Series 2006-C1 Class A2, 5.6376% 5/12/39 (e)	495	496
Series 2007-C1 Class A4, 5.8499% 6/12/50 (e)	4,800	5,359
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	3,028
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.305% 12/12/49 (e)	65	65
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	689	712
Series 2007-5 Class A4, 5.378% 8/12/48	6,991	7,649
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	2,000	2,191
Series 2007-7 Class A4, 5.7364% 6/12/50 (e)	4,438	4,930
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,268	278
Series 2007-8 Class A3, 5.8968% 8/12/49 (e)	1,094	1,227
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.344% 10/15/20 (b)(e)	728	710
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (e)	$ 596	$ 606
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,520
Series 2006-IQ11 Class A4, 5.682% 10/15/42 (e)	340	369
Series 2006-T23 Class A3, 5.8075% 8/12/41 (e)	647	647
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (e)	1,902	2,100
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	179	71
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	3,364	3,395
Series 2007-C30 Class A5, 5.342% 12/15/43	15,662	17,256
Series 2007-C31 Class A4, 5.509% 4/15/47	8,483	9,284
Series 2007-C32 Class A3, 5.7482% 6/15/49 (e)	8,092	9,040
Series 2007-C33:
Class A4, 5.9241% 2/15/51 (e)	2,430	2,652
Class A5, 5.9241% 2/15/51 (e)	839	946
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,316
Series 2005-C22:
Class B, 5.3802% 12/15/44 (e)	2,812	2,287
Class F, 5.3802% 12/15/44 (b)(e)	2,115	635
Series 2006-C23 Class A5, 5.416% 1/15/45 (e)	7,395	8,051
Series 2006-C25 Class AM, 5.7314% 5/15/43 (e)	664	715
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $244,406)		313,197
Municipal Securities - 0.7%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	12,627
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	2,896
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,131
7.55% 4/1/39	15,000	19,415
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	7,808
Series 2011:
4.511% 3/1/15	1,590	1,653
4.961% 3/1/16	2,830	2,980
5.877% 3/1/19	2,080	2,233
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	$ 9,450	$ 11,566
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	5,762
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	10,434
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	11,699
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,235	6,104
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,074
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,090
TOTAL MUNICIPAL SECURITIES (Cost $106,596)		108,472
Foreign Government and Government Agency Obligations - 2.6%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	16,255
5.625% 1/7/41	14,750	14,234
6% 1/17/17	3,000	3,341
Canadian Government:
0.875% 2/14/17	2,200	2,188
2.375% 9/10/14	3,000	3,065
Chilean Republic 3.25% 9/14/21	9,000	8,676
Colombian Republic:
2.625% 3/15/23	7,575	6,571
6.125% 1/18/41	4,750	4,982
Export Development Canada 1.25% 10/26/16	4,000	4,023
Israeli State 4% 6/30/22	7,000	7,133
Italian Republic:
3.125% 1/26/15	16,000	16,381
5.375% 6/12/17	2,375	2,569
6.875% 9/27/23	6,000	7,027
KfW:
0.5% 4/19/16	8,000	7,943
1% 1/12/15	38,700	38,999
1% 6/11/18	5,900	5,689
2.125% 1/17/23	12,000	11,066
4% 1/27/20	3,000	3,269
4.875% 6/17/19	25,000	28,646
Korean Republic 7.125% 4/16/19	6,650	8,085
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Manitoba Province:
1.3% 4/3/17	$ 3,420	$ 3,426
2.1% 9/6/22	1,900	1,731
New Brunswick Province 2.75% 6/15/18	4,350	4,517
Ontario Province:
1% 7/22/16	17,000	16,950
4% 10/7/19	15,000	16,131
Panamanian Republic 4.3% 4/29/53	5,675	4,200
Peruvian Republic:
5.625% 11/18/50	3,300	3,226
6.55% 3/14/37	3,075	3,475
7.125% 3/30/19	1,900	2,261
Philippine Republic:
6.375% 10/23/34	10,375	11,802
6.5% 1/20/20	10,144	11,767
Polish Government:
3.875% 7/16/15	4,350	4,568
5% 10/19/15	3,050	3,299
5% 3/23/22	14,500	15,189
Province of British Columbia 1.2% 4/25/17	7,600	7,585
Province of Quebec 2.75% 8/25/21	20,000	19,201
South African Republic:
5.875% 5/30/22	1,900	1,981
6.875% 5/27/19	6,750	7,543
Turkish Republic:
6% 1/14/41	13,200	11,814
6.25% 9/26/22	13,225	13,672
6.75% 4/3/18	8,375	9,087
United Mexican States:
3.625% 3/15/22	3,000	2,924
4.75% 3/8/44	9,700	8,439
5.125% 1/15/20	23,500	25,827
6.05% 1/11/40	6,000	6,354
Uruguay Republic:
4.125% 11/20/45	4,750	3,503
4.5% 8/14/24	3,625	3,489
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $432,533)		424,103
Supranational Obligations - 1.1%
	Principal Amount (000s)	Value (000s)
African Development Bank:
0.875% 3/15/18	$ 1,900	$ 1,837
1.125% 3/15/17	1,300	1,298
3% 5/27/14	5,000	5,100
Asian Development Bank:
1.125% 3/15/17	5,000	5,005
2.75% 5/21/14	30,000	30,524
Council of Europe Development Bank:
1% 3/7/18	1,900	1,835
2.625% 2/16/16	4,250	4,432
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,591
1.625% 9/3/15	4,750	4,847
2.5% 3/15/16	3,800	3,958
European Investment Bank:
2.875% 1/15/15	5,000	5,167
3.125% 6/4/14	72,000	73,507
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,901
1.125% 3/15/17	17,100	17,076
3% 4/22/14	7,700	7,833
3.875% 9/17/19	5,000	5,478
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $171,369)		174,389
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $3,492)	3,422	3,587
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(e) (Cost $1,143)	1,725	1,904
Money Market Funds - 1.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (a) (Cost $191,444)	191,443,576	$ 191,444
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $16,442,593)		16,665,525
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(598,394)
NET ASSETS - 100%		$ 16,067,131
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/43	$ (44,000)	(42,065)
3% 9/1/43	(14,600)	(13,958)
3% 9/1/43	(9,800)	(9,369)
3% 9/1/43	(19,600)	(18,738)
4% 9/1/28	(1,000)	(1,055)
4% 9/1/43	(62,300)	(64,242)
4.5% 9/1/43	(7,000)	(7,385)
4.5% 10/1/43	(2,000)	(2,105)
5% 9/1/43	(57,800)	(62,127)
5% 9/1/43	(3,000)	(3,225)
5% 9/1/43	(3,000)	(3,225)
5.5% 9/1/43	(1,000)	(1,086)
TOTAL FANNIE MAE		(228,580)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3.5% 9/1/43	$ (6,000)	$ (6,045)
4.5% 9/1/43	(4,000)	(4,250)
4.5% 10/1/43	(1,000)	(1,060)
5% 9/1/43	(2,000)	(2,151)
TOTAL GINNIE MAE		(13,506)
TOTAL TBA SALE COMMITMENTS (Proceeds $242,851)		$ (242,086)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,112,000 or 0.3% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,207
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,569,312	$ -	$ 3,569,312	$ -
U.S. Government and Government Agency Obligations	6,977,768	-	6,977,768	-
U.S. Government Agency - Mortgage Securities	4,878,284	-	4,878,284	-
Asset-Backed Securities	23,065	-	23,065	-
Commercial Mortgage Securities	313,197	-	313,126	71
Municipal Securities	108,472	-	108,472	-
Foreign Government and Government Agency Obligations	424,103	-	424,103	-
Supranational Obligations	174,389	-	174,389	-
Bank Notes	3,587	-	3,587	-
Preferred Securities	1,904	-	1,904	-
Money Market Funds	191,444	191,444	-	-
Total Investments in Securities:	$ 16,665,525	$ 191,444	$ 16,474,010	$ 71
Other Financial Instruments:
TBA Sale Commitments	$ (242,086)	$ -	$ (242,086)	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $16,251,149)	$ 16,474,081
Fidelity Central Funds (cost $191,444)	191,444
Total Investments (cost $16,442,593)		$ 16,665,525
Cash		103
Receivable for investments sold, regular delivery		160,983
Receivable for TBA sale commitments		242,851
Receivable for fund shares sold		11,460
Interest receivable		90,709
Distributions receivable from Fidelity Central Funds		12
Receivable from investment adviser for expense reductions		291
Other receivables		448
Total assets		17,172,382

Liabilities
Payable for investments purchased Regular delivery	$ 177,239
Delayed delivery	648,104
TBA sale commitments, at value	242,086
Payable for fund shares redeemed	35,386
Distributions payable	363
Accrued management fee	671
Other affiliated payables	1,314
Other payables and accrued expenses	88
Total liabilities		1,105,251

Net Assets		$ 16,067,131
Net Assets consist of:
Paid in capital		$ 15,909,629
Undistributed net investment income		9,971
Accumulated undistributed net realized gain (loss) on investments		(76,166)
Net unrealized appreciation (depreciation) on investments		223,697
Net Assets		$ 16,067,131

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($5,337,617 ÷ 469,814 shares)	$ 11.36

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,107,991 ÷ 449,637 shares)	$ 11.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,766,059 ÷ 243,483 shares)	$ 11.36

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($867,305 ÷ 76,346 shares)	$ 11.36

Class F: Net Asset Value, offering price and redemption price per share ($1,988,159 ÷ 175,013 shares)	$ 11.36

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Dividends		$ 109
Interest		381,893
Income from Fidelity Central Funds		1,207
Total income		383,209

Expenses
Management fee	$ 8,006
Transfer agent fees	15,979
Independent trustees' compensation	61
Miscellaneous	38
Total expenses before reductions	24,084
Expense reductions	(3,373)	20,711
Net investment income (loss)		362,498
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,864
Change in net unrealized appreciation (depreciation) on: Investment securities	(839,525)
Delayed delivery commitments	765
Total change in net unrealized appreciation (depreciation)		(838,760)
Net gain (loss)		(833,896)
Net increase (decrease) in net assets resulting from operations		$ (471,398)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 362,498	$ 371,304
Net realized gain (loss)	4,864	114,525
Change in net unrealized appreciation (depreciation)	(838,760)	306,243
Net increase (decrease) in net assets resulting from operations	(471,398)	792,072
Distributions to shareholders from net investment income	(352,310)	(362,338)
Distributions to shareholders from net realized gain	(111,187)	(69,099)
Total distributions	(463,497)	(431,437)
Share transactions - net increase (decrease)	1,405,570	3,174,265
Total increase (decrease) in net assets	470,675	3,534,900

Net Assets
Beginning of period	15,596,456	12,061,556
End of period (including undistributed net investment income of $9,971 and undistributed net investment income of $8,359, respectively)	$ 16,067,131	$ 15,596,456

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 11.74	$ 11.67	$ 11.05	$ 10.73
Income from Investment Operations
Net investment income (loss) B	.254	.312	.351	.373	.445
Net realized and unrealized gain (loss)	(.604)	.358	.137	.613	.325
Total from investment operations	(.350)	.670	.488	.986	.770
Distributions from net investment income	(.246)	(.305)	(.342)	(.366)	(.450)
Distributions from net realized gain	(.084)	(.065)	(.076)	-	-
Total distributions	(.330)	(.370)	(.418)	(.366)	(.450)
Net asset value, end of period	$ 11.36	$ 12.04	$ 11.74	$ 11.67	$ 11.05
Total Return A	(2.97)%	5.82%	4.32%	9.10%	7.39%
Ratios to Average Net Assets C, E
Expenses before reductions	.22%	.22%	.28%	.36%	.45%
Expenses net of fee waivers, if any	.22%	.22%	.27%	.32%	.32%
Expenses net of all reductions	.22%	.22%	.27%	.32%	.32%
Net investment income (loss)	2.16%	2.63%	3.06%	3.32%	4.16%
Supplemental Data
Net assets, end of period (in millions)	$ 5,338	$ 5,981	$ 7,287	$ 11,355	$ 10,281
Portfolio turnover rate D	118%	100%	106%	165%	231% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended August 31,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.267	.321	.115
Net realized and unrealized gain (loss)	(.593)	.349	.301
Total from investment operations	(.326)	.670	.416
Distributions from net investment income	(.260)	(.315)	(.116)
Distributions from net realized gain	(.084)	(.065)	-
Total distributions	(.344)	(.380)	(.116)
Net asset value, end of period	$ 11.36	$ 12.03	$ 11.74
Total Return B, C	(2.78)%	5.82%	3.66%
Ratios to Average Net Assets E, H
Expenses before reductions	.17%	.17%	.17% A
Expenses net of fee waivers, if any	.10%	.12%	.17% A
Expenses net of all reductions	.10%	.12%	.17% A
Net investment income (loss)	2.27%	2.73%	3.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 5,108	$ 4,265	$ 1,533
Portfolio turnover rate F	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.272	.329	.118
Net realized and unrealized gain (loss)	(.594)	.349	.302
Total from investment operations	(.322)	.678	.420
Distributions from net investment income	(.264)	(.323)	(.120)
Distributions from net realized gain	(.084)	(.065)	-
Total distributions	(.348)	(.388)	(.120)
Net asset value, end of period	$ 11.36	$ 12.03	$ 11.74
Total Return B, C	(2.75)%	5.89%	3.69%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07%	.07% A
Expenses net of all reductions	.07%	.07%	.07% A
Net investment income (loss)	2.31%	2.78%	3.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,766	$ 3,121	$ 1,926
Portfolio turnover rate F	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended August 31,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.274	.331	.118
Net realized and unrealized gain (loss)	(.594)	.349	.303
Total from investment operations	(.320)	.680	.421
Distributions from net investment income	(.266)	(.325)	(.121)
Distributions from net realized gain	(.084)	(.065)	-
Total distributions	(.350)	(.390)	(.121)
Net asset value, end of period	$ 11.36	$ 12.03	$ 11.74
Total Return B, C	(2.73)%	5.91%	3.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05% A
Net investment income (loss)	2.33%	2.80%	3.27% A
Supplemental Data
Net assets, end of period (in millions)	$ 867	$ 869	$ 682
Portfolio turnover rate F	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.273	.331	.365	.359
Net realized and unrealized gain (loss)	(.593)	.349	.139	.542
Total from investment operations	(.320)	.680	.504	.901
Distributions from net investment income	(.266)	(.325)	(.358)	(.351)
Distributions from net realized gain	(.084)	(.065)	(.076)	-
Total distributions	(.350)	(.390)	(.434)	(.351)
Net asset value, end of period	$ 11.36	$ 12.03	$ 11.74	$ 11.67
Total Return B, C	(2.73)%	5.91%	4.47%	8.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.05%	.12%	.22% A
Expenses net of fee waivers, if any	.05%	.05%	.12%	.22% A
Expenses net of all reductions	.05%	.05%	.12%	.22% A
Net investment income (loss)	2.33%	2.80%	3.20%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,988	$ 1,361	$ 634	$ 97
Portfolio turnover rate F	118%	100%	106%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Spartan U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, in-kind transaction, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 468,392
Gross unrealized depreciation	(287,018)
Net unrealized appreciation (depreciation) on securities and other investments	$ 181,374

Tax Cost	$ 16,484,151

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 31,292
Net unrealized appreciation (depreciation)	$ 182,139

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 399,976	$ 382,677
Long-term Capital Gains	63,521	48,760
Total	$ 463,497	$ 431,437

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,060,054 and $460,820, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 9,362
Fidelity Advantage Class	6,004
Institutional Class	613
$ 15,979

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $150.

8. Expense Reductions.

Effective February 1, 2012, FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2014.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.11% /.10%*	$ 3,365

* Expense limitation effective January 1, 2013.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $3.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Investor Class	$ 115,436	$ 167,706
Fidelity Advantage Class	110,295	74,362
Institutional Class	68,676	73,422
Fidelity Advantage Institutional Class	19,939	21,433
Class F	37,964	25,415
Total	$ 352,310	$ 362,338
From net realized gain
Investor Class	$ 42,819	$ 38,973
Fidelity Advantage Class	29,986	9,226
Institutional Class	22,091	13,119
Fidelity Advantage Institutional Class	5,965	4,052
Class F	10,326	3,729
Total	$ 111,187	$ 69,099

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Investor Class
Shares sold	162,285	219,227	$ 1,906,998	$ 2,590,861
Reinvestment of distributions	13,229	17,223	156,261	203,302
Shares redeemed	(202,662)	(360,325)	(2,391,825)	(4,255,158)
Net increase (decrease)	(27,148)	(123,875)	$ (328,566)	$ (1,460,995)
Fidelity Advantage Class
Shares sold	234,913	295,544	$ 2,775,194	$ 3,495,741
Reinvestment of distributions	11,538	6,745	135,969	79,928
Shares redeemed	(151,195)	(78,535)	(1,773,340)	(930,374)
Net increase (decrease)	95,256	223,754	$ 1,137,823	$ 2,645,295
Institutional Class
Shares sold	69,848	140,043	$ 824,188	$ 1,653,379
Reinvestment of distributions	7,688	7,321	90,764	86,541
Shares redeemed	(93,374)	(52,167)	(1,094,762)	(616,935)
Net increase (decrease)	(15,838)	95,197	$ (179,810)	$ 1,122,985

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Fidelity Advantage Institutional Class
Shares sold	30,008	31,349	$ 352,756	$ 370,990
Reinvestment of distributions	2,196	2,157	25,904	25,485
Shares redeemed	(28,062)	(19,376)	(329,678)	(229,498)
Net increase (decrease)	4,142	14,130	$ 48,982	$ 166,977
Class F
Shares sold	68,612	72,364	$ 805,470	$ 856,804
Reinvestment of distributions	4,101	2,462	48,290	29,144
Shares redeemed	(10,818)	(15,698)	(126,619)	(185,945)
Net increase (decrease)	61,895	59,128	$ 727,141	$ 700,003

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 60% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 24% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Spartan U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Bond Index Fund (a fund of Fidelity Salem Street Trust) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Bond Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013, $40,645,594 or, if subsequently determined to be different, the net capital gain of such year.

A total of 23.94% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $215,722,978 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UII-UDV-UANN-1013
1.925927.102

Fidelity®

Conservative Income Bond

Fund

Fidelity Conservative Income Bond

Fund

Institutional Class

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Conservative Income Bond Fund, or 1-877-208-0098 for Institutional Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Life of fund A
Fidelity® Conservative Income Bond Fund	0.72%	0.75%
Fidelity Conservative Income Bond Fund - Institutional Class	0.82%	0.85%

A From March 3, 2011.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Conservative Income Bond Fund, a class of the fund, on March 3, 2011, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 3-6 Month Treasury Bill Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Corporate bonds also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from Kim Miller, Portfolio Manager of Fidelity® Conservative Income Bond Fund: For the year, the fund's Retail Class and Institutional Class shares returned 0.72% and 0.82%, respectively, outperforming the 0.17% advance of the Barclays® U.S. 3-6 Month Treasury Bill Index. The fund's investments in corporate debt helped it outpace the index because yields on corporate bonds were higher than those offered by government securities during the period. I invested a significant portion of the fund in three-year floating-rate securities newly issued by both industrial firms and banks. I balanced these three-year maturities with investments on the short end of the yield curve to keep the fund's maturity from lengthening beyond its 275-day threshold. To do so, I maintained a significant position in overnight repurchase agreements and other cash equivalents. I reduced the fund's stake in industrials and certain eurozone issuers because they offered less value. Of final note, the fund's assets nearly doubled during the 12-month period, which was a challenge and incrementally curtailed performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Conservative Income Bond	.40%
Actual		$ 1,000.00	$ 1,002.60	$ 2.02
Hypothetical A		$ 1,000.00	$ 1,023.19	$ 2.04
Institutional Class	.30%
Actual		$ 1,000.00	$ 1,003.10	$ 1.51
Hypothetical A		$ 1,000.00	$ 1,023.69	$ 1.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/13	% of fund's investments 2/28/13
0 - 30	22.8	13.5
31 - 90	27.9	33.9
91 - 180	10.4	17.5
181 - 397	12.0	9.1
> 397	26.9	26.0

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and permissible maturity shortening features other than interest rates.

Weighted Average Maturity as of August 31, 2013
6 months ago
Years	0.7	0.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	0.4	0.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013*		As of February 28, 2013**
	Corporate Bonds 54.7%		Corporate Bonds 60.8%
	Municipal Securities 10.2%		Municipal Securities 4.1%
	Certificates of Deposit 6.9%		Certificates of Deposit 3.1%
	Commercial Paper 9.2%		Commercial Paper 16.9%
	Cash and Cash Equivalents 18.8%		Cash and Cash Equivalents 14.0%
	Net Other Assets (Liabilities) 0.2%		Net Other Assets (Liabilities) 1.1%
* Foreign investments	26.9%	* Foreign investments	30.3%

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 54.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.6%
Automobiles - 4.6%
Daimler Finance North America LLC:
0.8699% 1/9/15 (b)(c)	$ 35,000,000	$ 35,108,465
0.945% 8/1/16 (b)(c)	5,000,000	5,000,070
1.0486% 4/10/14 (b)(c)	18,510,000	18,565,734
1.4723% 9/13/13 (b)(c)	21,165,000	21,170,164
1.65% 4/10/15 (b)	5,000,000	5,041,990
Volkswagen International Finance NV:
0.8641% 11/20/14 (b)(c)	30,000,000	30,127,500
0.8726% 9/22/13 (b)(c)	10,400,000	10,403,650
0.884% 4/1/14 (b)(c)	1,805,000	1,808,955
1.0218% 3/21/14 (b)(c)	11,000,000	11,031,130
		138,257,658
CONSUMER STAPLES - 0.5%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 0.8138% 1/27/14 (c)	5,475,000	5,487,374
Food & Staples Retailing - 0.3%
Walgreen Co. 0.7723% 3/13/14 (c)	10,000,000	10,013,970
TOTAL CONSUMER STAPLES		15,501,344
ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Schlumberger Investment SA 0.8242% 9/12/14 (b)(c)	7,500,000	7,535,355
Total Capital Canada Ltd.:
0.6481% 1/15/16 (c)	24,000,000	24,125,232
1.625% 1/28/14	3,250,000	3,268,444
TransCanada PipeLines Ltd. 0.9531% 6/30/16 (c)	13,084,000	13,164,427
		48,093,458
FINANCIALS - 40.3%
Capital Markets - 4.1%
HSBC Bank PLC 1.0676% 1/17/14 (b)(c)	20,150,000	20,209,160
JPMorgan Chase & Co.:
0.8821% 2/26/16 (c)	10,000,000	9,993,320
0.9281% 10/15/15 (c)	20,000,000	20,047,500
1.0647% 1/24/14 (c)	48,900,000	49,045,380
1.875% 3/20/15	10,000,000	10,129,230
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
0.5699% 1/9/14 (c)	$ 3,000,000	$ 2,997,468
1.5121% 2/25/16 (c)	4,000,000	4,019,708
The Bank of New York Mellon Corp. 0.5338% 7/28/14 (c)	5,000,000	5,007,550
UBS AG Stamford Branch 1.2638% 1/28/14 (c)	3,000,000	3,010,896
		124,460,212
Commercial Banks - 21.3%
ABN AMRO Bank NV:
2.035% 1/30/14 (b)(c)	20,005,000	20,128,431
3% 1/31/14 (b)	9,811,000	9,899,270
ANZ Banking Group Ltd.:
0.9426% 9/24/13 (b)(c)	2,000,000	2,000,754
1.0086% 1/10/14 (b)(c)	3,647,000	3,656,041
Bank of Montreal 0.7452% 9/11/15 (c)	25,000,000	25,126,200
Bank of Nova Scotia 0.7876% 7/15/16 (c)	20,000,000	20,062,560
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.7121% 2/26/16 (b)(c)	25,000,000	25,031,775
3.85% 1/22/15 (b)	20,051,000	20,838,944
BNP Paribas:
1.1686% 1/10/14 (c)	6,545,000	6,560,806
3.0223% 12/20/14 (c)	9,000,000	9,258,273
BPCE SA:
1.5159% 4/25/16 (c)	20,000,000	20,239,900
2.0154% 2/7/14 (b)(c)	44,100,000	44,358,161
2.375% 10/4/13 (b)	3,402,000	3,407,423
Capital One NA 0.7226% 3/22/16 (c)	17,000,000	16,914,558
Commonwealth Bank of Australia:
1.0033% 3/17/14 (b)(c)	6,116,000	6,140,678
1.0728% 9/18/15 (b)(c)	30,000,000	30,311,610
Credit Agricole SA:
1.4281% 4/15/16 (b)(c)	20,000,000	20,185,800
1.7162% 1/21/14 (b)(c)	52,650,000	52,879,449
2.625% 1/21/14 (b)	6,350,000	6,393,423
Credit Suisse New York Branch 1.2281% 1/14/14 (c)	9,676,000	9,706,441
ING Bank NV:
1.5862% 10/18/13 (b)(c)	9,100,000	9,116,380
1.6743% 6/9/14 (b)(c)	4,500,000	4,537,832
JP Morgan Chase Bank NA 0.5156% 7/30/15 (c)	8,250,000	8,246,857
Lloyds TSB Bank PLC 4.375% 1/12/15 (b)	2,660,000	2,770,398
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
National Australia Bank Ltd. 0.9891% 4/11/14 (b)(c)	$ 21,950,000	$ 22,040,500
Nordea Bank AB:
0.7247% 5/13/16 (b)(c)	10,000,000	10,024,370
1.1681% 1/14/14 (b)(c)	8,550,000	8,578,788
PNC Bank NA 0.5738% 1/28/16 (c)	14,387,000	14,339,955
PNC Funding Corp.:
0.466% 1/31/14 (c)	34,697,000	34,692,281
5.4% 6/10/14	2,840,000	2,944,813
Royal Bank of Canada 0.5676% 4/17/14 (c)	4,850,000	4,857,842
Societe Generale:
1.5923% 12/13/13 (b)(c)	5,000,000	5,013,175
2.2% 9/14/13 (b)	6,669,000	6,671,001
2.5% 1/15/14 (b)	5,050,000	5,082,811
Societe Generale SA 1.3191% 4/11/14 (b)(c)	40,000,000	40,188,320
Sumitomo Mitsui Banking Corp.:
0.9362% 7/19/16 (c)	15,000,000	15,038,460
1.2162% 7/22/14 (b)(c)	4,108,000	4,134,357
1.9% 1/12/15 (b)	5,300,000	5,366,934
Wells Fargo & Co.:
1.1968% 6/26/15 (c)	10,000,000	10,103,920
1.25% 2/13/15	5,454,000	5,482,170
Wells Fargo Bank NA 0.5364% 7/20/15 (c)	15,000,000	15,011,415
Westpac Banking Corp.:
1.0052% 12/9/13 (c)	1,730,000	1,733,562
1.0328% 9/25/15 (c)	50,000,000	50,524,950
		639,601,588
Consumer Finance - 8.0%
American Express Credit Corp.:
0.7147% 11/13/15 (c)	20,000,000	20,006,240
0.7738% 7/29/16 (c)	10,000,000	10,020,080
1.3742% 6/12/15 (c)	15,000,000	15,206,820
American Honda Finance Corp. 0.6371% 5/26/16 (b)(c)	15,000,000	15,006,405
Capital One Financial Corp.:
0.9066% 11/6/15 (c)	5,000,000	5,010,100
1.4181% 7/15/14 (c)	3,865,000	3,889,226
Caterpillar Financial Services Corp. 0.5021% 2/26/16 (c)	7,283,000	7,285,287
Ford Motor Credit Co. LLC:
1.3621% 8/28/14 (c)	9,400,000	9,438,596
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
8.7% 10/1/14	$ 5,840,000	$ 6,287,210
General Electric Capital Corp.:
0.5333% 9/15/14 (c)	5,000,000	5,012,885
0.9009% 4/7/14 (c)	6,269,000	6,292,151
0.9191% 7/12/16 (c)	15,000,000	15,025,500
0.9647% 4/24/14 (c)	25,000,000	25,112,950
1.1209% 1/7/14 (c)	11,913,000	11,947,988
2.15% 1/9/15	9,380,000	9,564,467
HSBC Finance Corp. 0.5181% 1/15/14 (c)	54,620,000	54,628,903
John Deere Capital Corp. 0.6739% 10/4/13 (c)	10,000,000	10,004,650
Toyota Motor Credit Corp. 0.6676% 1/17/14 (c)	10,000,000	10,015,990
		239,755,448
Diversified Financial Services - 6.3%
Bank of America Corp.:
1.0926% 3/22/16 (c)	15,000,000	15,018,990
1.685% 1/30/14 (c)	23,000,000	23,106,697
1.8191% 7/11/14 (c)	3,683,000	3,723,038
5.375% 6/15/14	25,000,000	25,835,375
Barclays Bank PLC 5.2% 7/10/14	11,645,000	12,077,356
BP Capital Markets PLC:
0.8752% 3/11/14 (c)	5,575,000	5,590,554
0.899% 12/6/13 (c)	2,487,000	2,489,102
Citigroup, Inc.:
0.5456% 11/5/14 (c)	27,235,000	27,155,964
1.204% 4/1/14 (c)	3,936,000	3,949,670
1.2259% 7/25/16 (c)	30,000,000	30,136,440
MassMutual Global Funding II 0.7761% 9/27/13 (b)(c)	1,180,000	1,180,413
MetLife Institutional Funding II:
0.6409% 1/6/15 (b)(c)	25,000,000	25,057,925
1.1739% 4/4/14 (b)(c)	12,906,000	12,976,596
		188,298,120
Insurance - 0.6%
Metropolitan Life Global Funding I:
0.7976% 7/15/16 (b)(c)	5,000,000	5,011,380
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Metropolitan Life Global Funding I: - continued
1.0186% 1/10/14 (b)(c)	$ 3,965,000	$ 3,975,012
Pricoa Global Funding I 0.5321% 8/19/15 (b)(c)	10,000,000	9,996,080
		18,982,472
TOTAL FINANCIALS		1,211,097,840
HEALTH CARE - 1.2%
Pharmaceuticals - 1.2%
AbbVie, Inc. 1.0266% 11/6/15 (c)	12,000,000	12,116,616
Teva Pharmaceutical Finance Co. BV 1.1664% 11/8/13 (c)	12,000,000	12,021,372
Teva Pharmaceutical Finance III BV 0.7718% 3/21/14 (c)	13,375,000	13,400,881
		37,538,869
INDUSTRIALS - 1.4%
Aerospace & Defense - 1.4%
United Technologies Corp. 0.5447% 12/2/13 (c)	41,000,000	41,026,035
INFORMATION TECHNOLOGY - 1.8%
Computers & Peripherals - 0.4%
Hewlett-Packard Co. 0.6605% 5/30/14 (c)	12,961,000	12,953,366
IT Services - 0.5%
The Western Union Co. 1.2632% 8/21/15 (c)	15,000,000	15,023,220
Office Electronics - 0.9%
Xerox Corp.:
1.0832% 5/16/14 (c)	5,846,000	5,845,982
1.6723% 9/13/13 (c)	20,000,000	20,007,060
		25,853,042
TOTAL INFORMATION TECHNOLOGY		53,829,628
MATERIALS - 1.7%
Metals & Mining - 1.7%
BHP Billiton Financial (U.S.A.) Ltd. 0.5332% 2/18/14 (c)	20,000,000	20,034,280
Rio Tinto Finance (U.S.A.) PLC 0.8233% 6/19/15 (c)	30,000,000	30,026,760
		50,061,040
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.5%
AT&T, Inc. 0.6497% 2/12/16 (c)	$ 5,000,000	$ 5,014,245
BellSouth Corp. 4.117% 4/26/21 (b)(c)	40,000,000	40,855,200
		45,869,445
Wireless Telecommunication Services - 0.1%
Verizon Wireless Capital LLC 5.55% 2/1/14	3,821,000	3,893,973
TOTAL TELECOMMUNICATION SERVICES		49,763,418
TOTAL NONCONVERTIBLE BONDS (Cost $1,640,947,072)		1,645,169,290
Municipal Securities - 10.2%

Alaska Hsg. Fin. Corp. Home Mtg. Rev. Series 2007, 0.35% 9/6/13 (Liquidity Facility Landesbank Baden-Wuerttemberg New York Branch), VRDN (c)	61,145,000	61,145,000
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 0.85%, tender 10/1/13 (c)	18,000,000	18,000,180
Charleston Edl. Excellence Fing. Corp. Rev. Participating VRDN Series ROC II R 481X, 0.31% 9/6/13 (Liquidity Facility Citibank NA) (c)(e)	15,075,000	15,075,000
Clark County Fuel Tax Series 2008 A, 0.48% 9/6/13 (Liquidity Facility Landesbank Baden-Wurttemburg), VRDN (c)(d)	36,805,000	36,805,000
Illinois Gen. Oblig. Series 2011, 4.026% 3/1/14	21,100,000	21,388,648
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.46% 9/6/13, LOC Societe Generale, VRDN (c)(d)	1,425,000	1,425,000
New York City Gen. Oblig. Series 2008 J, 0.75% 9/6/13 (Liquidity Facility Dexia Cr. Local SA), VRDN (c)	38,240,000	38,240,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series ROC II R 11711, 0.31% 9/6/13 (Liquidity Facility Citibank NA) (c)(e)	23,300,000	23,300,000
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 C, 0.3% 9/6/13 (FSA Insured), VRDN (c)	35,790,000	35,790,000
Municipal Securities - continued
	Principal Amount	Value
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.95%, tender 11/1/13 (c)(d)	$ 16,000,000	$ 16,000,000
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig. Series 2013 D, 1.058% 6/1/15 (c)	40,000,000	39,994,000
TOTAL MUNICIPAL SECURITIES (Cost $307,168,636)		307,162,828
Certificates of Deposit - 6.9%

Bank of Nova Scotia yankee:
0.4732% 11/18/13 (c)	15,000,000	15,015,375
0.6862% 10/18/13 (c)	5,000,000	5,004,345
0.7152% 9/11/15 (c)	15,000,000	15,024,405
0.7647% 2/10/14 (c)	12,000,000	12,033,228
Barclays Bank PLC yankee 0.68% 8/18/14	75,000,000	75,109,632
BNP Paribas New York Branch yankee 0.6% 8/19/14	25,000,000	24,999,973
Lloyds TSB Bank PLC New York Branch yankee 0.56% 8/25/14	50,000,000	49,990,025
National Australia Bank yankee 1.465% 1/30/14 (c)	10,000,000	10,055,960
TOTAL CERTIFICATES OF DEPOSIT (Cost $206,989,029)		207,232,943
Commercial Paper - 9.2%

ABN AMRO Funding U.S.A. LLC:
0.4% 12/5/13	9,000,000	8,994,059
0.4% 12/5/13	6,135,000	6,130,950
0.4% 2/3/14	25,000,000	24,965,220
BPCE SA yankee:
0.43% 11/1/13	34,000,000	33,987,862
0.45% 11/1/13	35,000,000	34,987,505
Ciesco LP 0.62% 11/5/13	50,000,000	49,980,240
Credit Agricole North America yankee 0.45% 3/3/14	50,000,000	49,908,270
Ford Motor Credit Co. LLC 0.87% 10/1/13	1,300,000	1,299,033
Govco, Inc. 0.39% 2/19/14 (Liquidity Facility Citibank NA)	15,000,000	14,973,834
Societe Generale North America, Inc. yankee 0.44% 3/3/14	50,000,000	49,908,270
TOTAL COMMERCIAL PAPER (Cost $275,013,599)		275,135,243
Money Market Funds - 9.8%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $296,021,151)	296,021,151	$ 296,021,151
Cash Equivalents - 9.0%
	Maturity Amount
Repurchase Agreements:
With:
Mizuho Securities U.S.A., Inc. at 1.4%, dated:
4/24/13 due 10/22/13 (Collateralized by Corporate Obligations valued at $42,743,273, 0.39% - 7.5%, 1/15/14 - 8/10/45)	$ 40,281,556	39,988,800
7/15/13 due 1/15/14 (Collateralized by U.S. Government Obligations valued at $36,986,856, 0% - 8.59%, 10/31/13 - 12/16/43)	35,250,444	35,039,900
Morgan Stanley & Co., Inc. at 1.56%, dated 6/11/13 due 3/7/14 (Collateralized by Corporate Obligations valued at $102,973,464, 0% - 12.5%, 12/20/13 - 3/1/97)	96,107,383	95,000,000
RBS Securities, Inc. at 1.6%, dated 7/9/13 due 7/2/14 (Collateralized by Mortgage Loan Obligations valued at $108,212,492, 0% - 7.07%, 9/3/13 - 3/22/51)	101,591,111	100,081,000
TOTAL CASH EQUIVALENTS (Cost $270,000,000)		270,109,700
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,996,139,487)		3,000,831,155
NET OTHER ASSETS (LIABILITIES) - 0.2%		6,939,704
NET ASSETS - 100%		$ 3,007,770,859
Security Type Abbreviations
VRDN	-	Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $648,817,809 or 21.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 291,373
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,645,169,290	$ -	$ 1,645,169,290	$ -
Municipal Securities	307,162,828	-	307,162,828	-
Certificates of Deposit	207,232,943	-	207,232,943	-
Commercial Paper	275,135,243	-	275,135,243	-
Money Market Funds	296,021,151	296,021,151	-	-
Cash Equivalents	270,109,700	-	270,109,700	-
Total Investments in Securities:	$ 3,000,831,155	$ 296,021,151	$ 2,704,810,004	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	73.1%
France	9.7%
Australia	4.6%
Netherlands	3.1%
Canada	3.0%
United Kingdom	2.5%
Japan	2.3%
Others (Individually Less Than 1%)	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013

Assets
Investment in securities, at value (including repurchase agreements of $270,109,700) - See accompanying schedule: Unaffiliated issuers (cost $2,700,118,336)	$ 2,704,810,004
Fidelity Central Funds (cost $296,021,151)	296,021,151
Total Investments (cost $2,996,139,487)		$ 3,000,831,155
Receivable for investments sold		603,159
Receivable for fund shares sold		7,676,861
Interest receivable		5,125,751
Distributions receivable from Fidelity Central Funds		34,613
Receivable from investment adviser for expense reductions		58,095
Total assets		3,014,329,634

Liabilities
Payable for fund shares redeemed	$ 5,458,623
Distributions payable	202,460
Accrued management fee	722,265
Other affiliated payables	175,427
Total liabilities		6,558,775

Net Assets		$ 3,007,770,859
Net Assets consist of:
Paid in capital		$ 3,002,141,629
Undistributed net investment income		62,739
Accumulated undistributed net realized gain (loss) on investments		874,823
Net unrealized appreciation (depreciation) on investments		4,691,668
Net Assets		$ 3,007,770,859

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2013

Conservative Income Bond: Net Asset Value, offering price and redemption price per share ($1,412,589,405 ÷ 140,743,097 shares)	$ 10.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,595,181,454 ÷ 158,934,758 shares)	$ 10.04

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2013

Investment Income
Interest		$ 22,979,394
Income from Fidelity Central Funds		291,373
Total income		23,270,767

Expenses
Management fee	$ 7,201,595
Transfer agent fees	1,734,332
Independent trustees' compensation	8,552
Miscellaneous	5,124
Total expenses before reductions	8,949,603
Expense reductions	(671,127)	8,278,476
Net investment income (loss)		14,992,291
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,371,224
Investment not meeting investment restrictions	107
Total net realized gain (loss)		1,371,331
Change in net unrealized appreciation (depreciation) on investment securities		336,701
Net gain (loss)		1,708,032
Net increase (decrease) in net assets resulting from operations		$ 16,700,323

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,992,291	$ 7,970,975
Net realized gain (loss)	1,371,331	468,916
Change in net unrealized appreciation (depreciation)	336,701	5,103,055
Net increase (decrease) in net assets resulting from operations	16,700,323	13,542,946
Distributions to shareholders from net investment income	(14,973,407)	(7,972,863)
Distributions to shareholders from net realized gain	(917,202)	-
Total distributions	(15,890,609)	(7,972,863)
Share transactions - net increase (decrease)	1,230,532,924	1,246,431,292
Total increase (decrease) in net assets	1,231,342,638	1,252,001,375

Net Assets
Beginning of period	1,776,428,221	524,426,846
End of period (including undistributed net investment income of $62,739 and undistributed net investment income of $43,855, respectively)	$ 3,007,770,859	$ 1,776,428,221

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Conservative Income Bond

Years ended August 31,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.057	.072	.017
Net realized and unrealized gain (loss)	.015	.037	(.011)
Total from investment operations	.072	.109	.006
Distributions from net investment income	(.058)	(.069)	(.016)
Distributions from net realized gain	(.004)	-	-
Total distributions	(.062)	(.069)	(.016)
Net asset value, end of period	$ 10.04	$ 10.03	$ 9.99
Total Return B, C	.72%	1.09%	.06%
Ratios to Average Net Assets E, H
Expenses before reductions	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40%	.40%	.40% A
Expenses net of all reductions	.40%	.40%	.40% A
Net investment income (loss)	.57%	.72%	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,412,589	$ 824,998	$ 313,082
Portfolio turnover rate F	47%	31%	18% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 3, 2011 (commencement of operations) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.03	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.067	.082	.022
Net realized and unrealized gain (loss)	.015	.037	(.011)
Total from investment operations	.082	.119	.011
Distributions from net investment income	(.068)	(.079)	(.021)
Distributions from net realized gain	(.004)	-	-
Total distributions	(.072)	(.079)	(.021)
Net asset value, end of period	$ 10.04	$ 10.03	$ 9.99
Total Return B, C	.82%	1.20%	.11%
Ratios to Average Net Assets E, H
Expenses before reductions	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.30%	.30%	.30% A
Expenses net of all reductions	.30%	.30%	.30% A
Net investment income (loss)	.67%	.82%	.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,595,181	$ 951,430	$ 211,344
Portfolio turnover rate F	47%	31%	18% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 3, 2011 (commencement of operations) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

1. Organization.

Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities, commercial paper and certificates of deposit, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013 is included at the end of the Fund's Schedule of Investments.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 5,058,165
Gross unrealized depreciation	(368,507)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,689,658

Tax Cost	$ 2,996,141,497

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 850,614
Undistributed long-term capital gain	$ 88,958
Net unrealized appreciation (depreciation)	$ 4,689,658

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 15,890,609	$ 7,972,863

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,620,678,185 and $623,979,652, respectively.

During the period the Fund recognized a gain on the sale of a security not meeting the investment guidelines of the Fund. This amount is included in Net Realized Gain (Loss) in the accompanying Statement of Operations.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Bond Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Bond	$ 1,068,133
Institutional Class	666,199
$ 1,734,332

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,124 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class to the extent annual operating expenses exceeded .30% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced Institutional Class' expenses by $670,666.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $86.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $375.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Conservative Income Bond	$ 6,076,742	$ 3,610,501
Institutional Class	8,896,665	4,362,362
Total	$ 14,973,407	$ 7,972,863
From net realized gain
Conservative Income Bond	$ 406,894	$ -
Institutional Class	510,308	-
Total	$ 917,202	$ -

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Conservative Income Bond
Shares sold	143,177,572	92,770,593	$ 1,437,298,592	$ 928,073,885
Reinvestment of distributions	580,539	325,793	5,827,311	3,260,639
Shares redeemed	(85,264,611)	(42,192,920)	(855,901,233)	(422,058,303)
Net increase (decrease)	58,493,500	50,903,466	$ 587,224,670	$ 509,276,221
Institutional Class
Shares sold	135,638,647	104,222,333	$ 1,361,589,227	$ 1,042,605,053
Reinvestment of distributions	757,929	368,057	7,607,990	3,684,365
Shares redeemed	(72,316,188)	(30,895,909)	(725,888,963)	(309,134,347)
Net increase (decrease)	64,080,388	73,694,481	$ 643,308,254	$ 737,155,071

Annual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of period, Strategic Advisers Short Duration Fund was the owner of record of approximately 14% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Conservative Income Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Conservative Income Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of August 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Conservative Income Bond Fund as of August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 16, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey and Elizabeth S. Acton, each of the Trustees oversees 221 funds. Mr. Curvey oversees 387 funds. Ms. Acton oversees 203 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity Conservative Income Bond Fund, or 1-877-208-0098 for Institutional Class.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Conservative Income Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Conservative Income Bond	10/14/13	10/11/13	$0.000	$0.003
Institutional Class	10/14/13	10/11/13	$0.000	$0.003

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013, $88,958, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.41% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $6,322,577 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FCV-UANN-1013
1.924088.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Investment Grade Bond

Fund - Institutional Class

Annual Report

August 31, 2013

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class	-2.26%	5.55%	4.40%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Investment Grade Bond Fund - Institutional Class on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Investment-grade credit also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity Advisor® Investment Grade Bond Fund: For the year, the fund's Institutional Class shares returned -2.26%, ahead of the Barclays index. Although the fund outperformed its benchmark, it was a difficult year for bond investors, with nearly all of the market's decline coming in the final four months of the period. In absolute terms, the biggest drag on performance was, by far, the fund's exposure to U.S. Treasury debt, which was held back by rising rates. Meanwhile, relative to the benchmark, the fund benefited from overweighting commercial mortgage-backed securities (CMBS) and, to a lesser extent, residential mortgage bonds. Security selection among CMBS and corporate bonds also helped, as did the fund's relatively high average cash position, whose roughly flat return provided some stability amid the bond market's decline. Conversely, ineffective yield-curve positioning detracted. Notable changes to the portfolio were to reduce exposure to the Treasury sector and fully liquidate its out-of-benchmark allocation to Treasury Inflation-Protected Securities (TIPS), which I thought had become overvalued in light of benign inflation trends. Meanwhile, I saw good potential among certain corporate bonds, and also periodically added to CMBS. Of final note, the fund's cash weighting increased, reflecting my desire to have investment capital ready to quickly take advantage of bond market opportunities as they emerged.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.78%
Actual		$ 1,000.00	$ 969.10	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class T	.79%
Actual		$ 1,000.00	$ 969.10	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class B	1.49%
Actual		$ 1,000.00	$ 965.70	$ 7.38
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.51%
Actual		$ 1,000.00	$ 965.60	$ 7.48
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 972.00	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 970.50	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Government and U.S. Government Agency Obligations 47.4%	U.S. Government and U.S. Government Agency Obligations 66.3%
AAA 1.3%	AAA 0.9%
AA 5.7%	AA 4.0%
A 11.3%	A 8.3%
BBB 20.0%	BBB 16.5%
BB and Below 6.6%	BB and Below 6.0%
Not Rated 0.1%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 7.6%	Short-Term Investments and Net Other Assets† (2.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2013
6 months ago
Years	6.7	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	5.3	5.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013 *	As of February 28, 2013 **
Corporate Bonds 32.3%	Corporate Bonds 26.4%
U.S. Government and U.S. Government Agency Obligations 47.4%	U.S. Government and U.S. Government Agency Obligations 66.3%
Asset-Backed Securities 0.3%	Asset-Backed Securities 0.3%
CMOs and Other Mortgage Related Securities 10.7%	CMOs and Other Mortgage Related Securities 7.6%
Municipal Bonds 1.6%	Municipal Bonds 1.4%
Other Investments 0.1%	Other Investments 0.2%
Short-Term Investments and Net Other Assets (Liabilities) 7.6%	Short-Term Investments and Net Other Assets (Liabilities)† (2.2)%

* Foreign investments	4.9%	** Foreign investments	2.5%
* Futures and Swaps	2.5%	** Futures and Swaps	(0.9)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.7%
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (f)	$ 633	$ 624
4.25% 6/15/23 (f)	4,447	4,360
5.75% 6/15/43 (f)	3,201	3,285
		8,269
Media - 2.6%
Comcast Corp.:
4.65% 7/15/42	17,095	16,265
5.15% 3/1/20	5,596	6,308
5.7% 5/15/18	6,385	7,399
6.5% 1/15/17	4,125	4,769
COX Communications, Inc. 3.25% 12/15/22 (f)	2,605	2,291
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	6,965
Discovery Communications LLC:
3.25% 4/1/23	954	885
4.875% 4/1/43	2,236	2,052
NBC Universal, Inc.:
5.15% 4/30/20	5,465	6,152
6.4% 4/30/40	5,000	5,951
News America Holdings, Inc. 7.75% 12/1/45	4,525	5,634
News America, Inc. 6.15% 2/15/41	13,033	14,288
Time Warner Cable, Inc.:
4% 9/1/21	25,810	24,211
4.5% 9/15/42	6,211	4,805
5.5% 9/1/41	2,866	2,438
5.85% 5/1/17	1,845	2,007
5.875% 11/15/40	1,461	1,308
6.75% 7/1/18	5,587	6,219
Time Warner, Inc.:
4.9% 6/15/42	15,000	14,122
6.2% 3/15/40	5,000	5,435
Viacom, Inc.:
2.5% 9/1/18	800	790
4.25% 9/1/23	13,340	13,170
		153,464
TOTAL CONSUMER DISCRETIONARY		161,733
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 1.7%
Beverages - 0.4%
Beam, Inc.:
1.75% 6/15/18	$ 3,441	$ 3,347
1.875% 5/15/17	1,038	1,035
3.25% 6/15/23	2,250	2,136
FBG Finance Ltd. 5.125% 6/15/15 (f)	5,189	5,566
Fortune Brands, Inc. 5.375% 1/15/16	470	512
Heineken NV:
1.4% 10/1/17 (f)	2,654	2,573
2.75% 4/1/23 (f)	2,773	2,498
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	3,930	3,936
		21,603
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	2,197	2,178
Food Products - 0.4%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,478	2,431
3.2% 1/25/23	2,882	2,686
4.65% 1/25/43	2,427	2,214
Kraft Foods, Inc.:
5.375% 2/10/20	6,990	7,799
6.125% 2/1/18	3,631	4,172
6.5% 8/11/17	4,718	5,459
		24,761
Tobacco - 0.9%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,244
4.25% 8/9/42	3,603	2,951
4.75% 5/5/21	6,000	6,344
9.25% 8/6/19	1,776	2,328
9.7% 11/10/18	2,882	3,772
Reynolds American, Inc.:
3.25% 11/1/22	14,892	13,593
4.75% 11/1/42	4,468	3,886
6.75% 6/15/17	7,156	8,235
7.25% 6/15/37	9,654	11,066
		55,419
TOTAL CONSUMER STAPLES		103,961
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 4.0%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (f)	$ 4,849	$ 4,904
5.35% 3/15/20 (f)	4,973	5,282
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,493
5% 10/1/21	3,162	3,334
FMC Technologies, Inc.:
2% 10/1/17	662	649
3.45% 10/1/22	1,200	1,139
National Oilwell Varco, Inc. 2.6% 12/1/22	15,600	14,385
Transocean, Inc. 5.05% 12/15/16	3,231	3,532
		39,718
Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp. 6.375% 9/15/17	21,602	24,972
Chevron Corp.:
2.427% 6/24/20	3,101	3,021
3.191% 6/24/23	7,822	7,573
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,162
3.875% 3/15/23	6,006	5,478
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,722
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,679
Nakilat, Inc. 6.067% 12/31/33 (f)	2,634	2,766
Petro-Canada 6.05% 5/15/18	1,963	2,273
Petrobras Global Finance BV:
4.375% 5/20/23	30,470	26,750
5.625% 5/20/43	6,485	5,203
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,842
5.375% 1/27/21	9,321	9,102
5.75% 1/20/20	4,534	4,589
Petroleos Mexicanos:
3.5% 1/30/23	7,893	7,064
4.875% 1/24/22	4,590	4,636
5.5% 6/27/44	38,697	33,570
6.5% 6/2/41	19,664	19,566
Phillips 66:
4.3% 4/1/22	4,638	4,678
5.875% 5/1/42	3,971	4,215
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	$ 777	$ 767
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,327
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,043
4.6% 6/15/21	1,124	1,148
Western Gas Partners LP 5.375% 6/1/21	6,237	6,727
Williams Partners LP 4.125% 11/15/20	1,029	1,033
		200,906
TOTAL ENERGY		240,624
FINANCIALS - 13.0%
Capital Markets - 1.8%
Goldman Sachs Group, Inc.:
2.9% 7/19/18	9,276	9,252
5.25% 7/27/21	5,652	6,028
5.75% 1/24/22	7,392	8,102
5.95% 1/18/18	4,817	5,383
6.75% 10/1/37	9,413	9,676
Lazard Group LLC:
6.85% 6/15/17	2,464	2,779
7.125% 5/15/15	7,737	8,396
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,588	2,624
Morgan Stanley:
2.125% 4/25/18	9,946	9,589
3.75% 2/25/23	8,227	7,799
4.875% 11/1/22	14,515	14,300
5.75% 1/25/21	7,597	8,374
6.625% 4/1/18	7,981	9,136
7.3% 5/13/19	4,777	5,647
		107,085
Commercial Banks - 2.2%
Bank of America NA 5.3% 3/15/17	3,698	4,030
Credit Suisse 6% 2/15/18	8,864	9,920
Discover Bank:
7% 4/15/20	6,703	7,853
8.7% 11/18/19	1,409	1,778
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
4.5% 6/1/18	$ 2,054	$ 2,196
8.25% 3/1/38	2,385	3,073
Fifth Third Capital Trust IV 6.5% 4/15/37 (j)	3,533	3,507
HBOS PLC 6.75% 5/21/18 (f)	3,056	3,337
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,872
JPMorgan Chase Bank 6% 10/1/17	5,986	6,790
KeyBank NA 6.95% 2/1/28	1,344	1,569
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,556
Regions Bank:
6.45% 6/26/37	9,230	9,582
7.5% 5/15/18	15,488	18,089
Regions Financial Corp.:
2% 5/15/18	6,934	6,624
5.75% 6/15/15	1,094	1,173
7.75% 11/10/14	4,705	5,063
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	8,465	8,129
6.125% 12/15/22	13,328	12,805
SunTrust Bank 2.75% 5/1/23	9,271	8,337
Wachovia Corp. 4.875% 2/15/14	4,283	4,365
		127,648
Consumer Finance - 0.6%
Discover Financial Services:
3.85% 11/21/22	4,866	4,581
5.2% 4/27/22	4,096	4,232
Ford Motor Credit Co. LLC 1.7% 5/9/16	9,051	8,933
General Electric Capital Corp. 1% 12/11/15	5,560	5,554
HSBC U.S.A., Inc. 1.625% 1/16/18	6,024	5,835
Hyundai Capital America:
1.625% 10/2/15 (f)	1,673	1,672
1.875% 8/9/16 (f)	1,594	1,592
2.125% 10/2/17 (f)	1,850	1,804
2.875% 8/9/18 (f)	2,827	2,809
		37,012
Diversified Financial Services - 2.6%
Bank of America Corp.:
3.3% 1/11/23	26,509	24,449
3.875% 3/22/17	3,343	3,520
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.: - continued
4.1% 7/24/23	$ 6,196	$ 6,083
5.65% 5/1/18	3,745	4,167
5.75% 12/1/17	9,833	10,990
6.5% 8/1/16	5,430	6,120
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,241
4.05% 7/30/22	2,865	2,751
4.5% 1/14/22	6,932	7,197
6.125% 5/15/18	3,326	3,811
JPMorgan Chase & Co.:
2% 8/15/17	3,500	3,475
3.2% 1/25/23	13,623	12,646
3.25% 9/23/22	25,741	24,047
4.35% 8/15/21	15,680	16,257
4.5% 1/24/22	4,927	5,101
4.95% 3/25/20	8,888	9,659
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	5,760	5,501
TECO Finance, Inc.:
4% 3/15/16	1,439	1,524
5.15% 3/15/20	2,067	2,242
		154,781
Insurance - 2.0%
American International Group, Inc.:
4.875% 9/15/16	3,411	3,719
4.875% 6/1/22	1,895	2,018
5.6% 10/18/16	5,665	6,292
Aon Corp.:
3.125% 5/27/16	4,835	5,042
5% 9/30/20	2,135	2,323
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,636
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(j)	10,398	10,658
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,350
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	5,273	5,539
6.7% 8/15/16 (f)	7,459	8,439
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,148
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	$ 2,736	$ 2,840
MetLife, Inc.:
1.756% 12/15/17 (d)	2,220	2,185
3.048% 12/15/22	4,547	4,302
6.75% 6/1/16	4,485	5,133
Metropolitan Life Global Funding I 3% 1/10/23 (f)	4,260	3,991
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	4,853	6,714
Pacific LifeCorp:
5.125% 1/30/43 (f)	8,278	7,671
6% 2/10/20 (f)	422	471
Prudential Financial, Inc.:
2.3% 8/15/18	877	875
4.5% 11/16/21	2,796	2,947
5.8% 11/16/41	3,662	3,969
6.2% 11/15/40	1,810	2,064
Symetra Financial Corp. 6.125% 4/1/16 (f)	4,900	5,248
Unum Group:
5.625% 9/15/20	4,155	4,518
5.75% 8/15/42	6,816	6,973
		120,065
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,472
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,741
Boston Properties, Inc. 3.85% 2/1/23	5,875	5,695
Camden Property Trust:
2.95% 12/15/22	2,605	2,355
5.375% 12/15/13	1,818	1,841
DDR Corp. 4.625% 7/15/22	9,008	9,018
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,483	4,801
7.5% 4/1/17	2,623	3,043
9.625% 3/15/16	5,988	7,096
Duke Realty LP:
3.625% 4/15/23	3,352	3,061
3.875% 10/15/22	9,433	8,822
4.375% 6/15/22	2,822	2,749
5.4% 8/15/14	5,369	5,578
5.5% 3/1/16	5,038	5,461
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.95% 2/15/17	$ 1,536	$ 1,701
6.5% 1/15/18	5,065	5,776
Equity One, Inc.:
3.75% 11/15/22	12,000	11,175
5.375% 10/15/15	585	631
6% 9/15/17	3,423	3,788
6.25% 1/15/17	2,422	2,675
Federal Realty Investment Trust:
5.9% 4/1/20	1,389	1,573
6.2% 1/15/17	1,215	1,367
Health Care REIT, Inc.:
2.25% 3/15/18	2,776	2,719
4.7% 9/15/17	832	899
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,094
6.65% 1/15/18	2,600	2,786
UDR, Inc. 5.5% 4/1/14	6,383	6,542
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,824
Weingarten Realty Investors 3.375% 10/15/22	990	902
		109,185
Real Estate Management & Development - 2.0%
BioMed Realty LP:
3.85% 4/15/16	5,000	5,224
4.25% 7/15/22	2,226	2,142
6.125% 4/15/20	1,872	2,069
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	13,676
4.95% 4/15/18	3,078	3,269
5.7% 5/1/17	2,243	2,455
7.5% 5/15/15	805	885
Colonial Properties Trust 5.5% 10/1/15	5,995	6,471
Colonial Realty LP 6.05% 9/1/16	4,436	4,931
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,799
ERP Operating LP:
4.625% 12/15/21	7,320	7,642
5.75% 6/15/17	1,259	1,410
Liberty Property LP:
3.375% 6/15/23	3,567	3,245
4.125% 6/15/22	2,421	2,369
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.5% 12/15/16	$ 3,158	$ 3,478
6.625% 10/1/17	3,709	4,227
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,467
3.15% 5/15/23	7,757	6,747
4.5% 4/18/22	1,473	1,442
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,000
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	6,741	7,112
5.5% 1/15/14 (f)	4,505	4,588
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,327
Regency Centers LP 5.25% 8/1/15	2,315	2,478
Simon Property Group LP 2.75% 2/1/23	4,461	4,044
Tanger Properties LP:
6.125% 6/1/20	4,725	5,455
6.15% 11/15/15	9,117	10,111
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,367	4,229
4% 4/30/19	2,018	2,090
		121,382
TOTAL FINANCIALS		777,158
HEALTH CARE - 1.4%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 11/15/41	9,277	8,984
5.375% 5/15/43	1,536	1,533
5.65% 6/15/42	3,922	4,035
		14,552
Health Care Providers & Services - 0.8%
Aetna, Inc.:
1.5% 11/15/17	721	699
2.75% 11/15/22	2,908	2,646
4.125% 11/15/42	1,623	1,411
Express Scripts Holding Co.:
3.5% 11/15/16	7,074	7,467
4.75% 11/15/21	5,135	5,439
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc. 3.125% 5/15/16	$ 4,472	$ 4,653
UnitedHealth Group, Inc.:
1.625% 3/15/19	2,021	1,930
2.75% 2/15/23	865	794
2.875% 3/15/23	8,722	8,076
3.95% 10/15/42	1,185	1,022
WellPoint, Inc.:
3.3% 1/15/23	12,512	11,741
4.65% 1/15/43	1,899	1,748
		47,626
Pharmaceuticals - 0.3%
AbbVie, Inc.:
1.75% 11/6/17	6,181	6,086
2.9% 11/6/22	6,340	5,893
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,712
Zoetis, Inc.:
1.875% 2/1/18 (f)	1,077	1,055
3.25% 2/1/23 (f)	2,627	2,468
4.7% 2/1/43 (f)	2,636	2,469
		19,683
TOTAL HEALTH CARE		81,861
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	992	1,072
6.795% 2/2/20	205	213
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,647	1,721
8.36% 1/20/19	6,080	6,506
		9,512
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	4,033	3,662
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (j)	2,984	3,398
TOTAL INDUSTRIALS		16,572
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 4,695	$ 4,786
6.55% 10/1/17	2,421	2,767
		7,553
MATERIALS - 0.7%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,654	4,722
4.25% 11/15/20	2,512	2,610
4.375% 11/15/42	2,291	2,006
		9,338
Metals & Mining - 0.6%
Barrick Gold Corp.:
3.85% 4/1/22	2,628	2,322
4.1% 5/1/23 (f)	19,301	16,928
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	5,087	4,872
4.5% 8/13/23 (f)	8,000	7,813
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23 (f)	3,347	2,980
		34,915
TOTAL MATERIALS		44,253
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
4.35% 6/15/45	9,588	8,145
5.35% 9/1/40	3,156	3,126
5.55% 8/15/41	28,351	28,885
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	269
CenturyLink, Inc.:
5.15% 6/15/17	528	550
6% 4/1/17	1,320	1,412
6.15% 9/15/19	3,260	3,390
Embarq Corp.:
7.082% 6/1/16	4,231	4,756
7.995% 6/1/36	11,427	11,687
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
3.85% 11/1/42	$ 2,014	$ 1,609
6.1% 4/15/18	6,019	6,941
		70,770
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	6,904	6,994
3.125% 7/16/22	3,499	3,151
		10,145
TOTAL TELECOMMUNICATION SERVICES		80,915
UTILITIES - 2.7%
Electric Utilities - 1.5%
American Electric Power Co., Inc.:
1.65% 12/15/17	2,834	2,753
2.95% 12/15/22	2,683	2,449
Duke Capital LLC 5.668% 8/15/14	6,310	6,571
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	3,443	3,827
6.4% 9/15/20 (f)	9,167	10,486
Edison International 3.75% 9/15/17	3,716	3,899
FirstEnergy Corp.:
2.75% 3/15/18	5,577	5,345
4.25% 3/15/23	9,775	8,859
7.375% 11/15/31	9,449	9,530
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	9,690
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,321
Northeast Utilities:
1.45% 5/1/18	1,747	1,681
2.8% 5/1/23	7,934	7,280
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,521
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	4,043
PPL Capital Funding, Inc. 3.4% 6/1/23	3,758	3,514
		89,769
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	$ 2,894	$ 3,264
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,578
		4,842
Independent Power Producers & Energy Traders - 0.2%
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,792
6.5% 5/1/18	5,351	6,082
PSEG Power LLC 2.75% 9/15/16	1,192	1,234
		10,108
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
2.5756% 9/30/66 (j)	9,703	9,038
7.5% 6/30/66 (j)	3,654	3,946
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,156
5.25% 2/15/43	5,352	5,146
5.4% 7/15/14	1,393	1,447
5.45% 9/15/20	1,461	1,606
5.8% 2/1/42	2,709	2,801
5.95% 6/15/41	4,935	5,233
6.4% 3/15/18	4,529	5,222
Sempra Energy:
2.3% 4/1/17	5,159	5,216
2.875% 10/1/22	7,893	7,275
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	4,001	4,151
		53,237
TOTAL UTILITIES		157,956
TOTAL NONCONVERTIBLE BONDS (Cost $1,680,566)		1,672,586
U.S. Treasury Obligations - 16.4%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bonds 3.625% 8/15/43	$ 145,327	$ 143,147
U.S. Treasury Notes:
0.375% 1/15/16 (h)	472,219	470,337
0.5% 6/15/16	144,065	143,255
0.875% 1/31/18 (i)	142,555	139,125
1% 5/31/18	25,545	24,900
1.375% 7/31/18 (e)	13,812	13,661
1.5% 8/31/18	42,416	42,151
2% 2/15/23	7	7
2.125% 8/31/20 (g)	6	6
TOTAL U.S. TREASURY OBLIGATIONS (Cost $978,539)		976,589
U.S. Government Agency - Mortgage Securities - 14.7%

Fannie Mae - 8.7%
2.303% 6/1/36 (j)	133	141
2.5% 2/1/28 to 7/1/43	20,652	20,087
2.7% 2/1/35 (j)	2,170	2,316
2.753% 7/1/37 (j)	238	251
3% 4/1/27 to 8/1/43	58,395	56,289
3% 9/1/28 (g)	2,900	2,961
3% 9/1/43 (g)	6,700	6,405
3% 9/1/43 (g)	6,700	6,405
3% 9/1/43 (g)	4,400	4,206
3% 9/1/43 (g)	4,400	4,206
3% 9/1/43 (g)	17,900	17,113
3% 9/1/43 (g)	8,800	8,413
3% 9/1/43 (g)	15,700	15,009
3% 9/1/43 (g)	2,200	2,103
3.5% 1/1/26 to 7/1/43	160,210	158,301
3.5% 9/1/28 (g)	7,700	8,037
3.5% 9/1/43 (g)	1,400	1,396
3.5% 9/1/43 (g)	7,200	7,180
4% 2/1/35 to 7/1/42	48,145	49,557
4% 9/1/43 (g)	8,900	9,177
4% 9/1/43 (g)	7,700	7,940
4% 9/1/43 (g)	7,700	7,940
4% 9/1/43 (g)	4,100	4,228
4% 9/1/43 (g)	4,400	4,537
4.5% 12/1/23 to 10/1/41	28,501	30,137
4.5% 9/1/43 (g)	13,100	13,821
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 9/1/43 (g)	$ 2,100	$ 2,216
5% 10/1/21 to 9/1/25	1,310	1,398
5% 9/1/43 (g)	5,400	5,804
5.5% 7/1/28 to 10/1/37	18,099	19,696
5.5% 9/1/43 (g)	6,900	7,491
5.5% 9/1/43 (g)	900	977
6% 3/1/22 to 7/1/41	14,640	16,135
6.5% 7/1/32 to 8/1/36	14,060	15,716
TOTAL FANNIE MAE		517,589
Freddie Mac - 2.8%
2.5% 8/1/28	4,600	4,557
3% 8/1/42 to 2/1/43	8,973	8,565
3.126% 10/1/35 (j)	173	185
3.5% 1/1/26 to 6/1/43	101,541	99,976
4% 6/1/24 to 4/1/42	16,553	17,148
4.5% 7/1/25 to 10/1/41	21,431	22,656
5% 9/1/39 to 3/1/41	8,478	9,153
5.5% 11/1/33 to 8/1/38	466	504
6% 7/1/37 to 8/1/37	1,497	1,631
6.5% 9/1/39	1,952	2,160
TOTAL FREDDIE MAC		166,535
Ginnie Mae - 3.2%
3% 8/20/42 to 9/20/42	28,865	27,931
3.5% 3/15/42 to 10/20/42	16,747	16,865
3.5% 9/1/43 (g)	10,200	10,277
4% 1/15/25 to 8/15/43	55,062	57,534
4% 9/1/43 (g)	6,600	6,867
4.5% 5/15/39 to 4/15/41	25,483	27,205
5% 10/20/39 to 9/15/41	34,986	37,945
5.5% 12/20/28 to 9/15/38	5,127	5,649
6% 9/20/38	2,915	3,205
TOTAL GINNIE MAE		193,478
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $895,955)		877,602
Asset-Backed Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6541% 4/25/35 (j)	$ 421	$ 379
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8341% 3/25/34 (j)	169	157
Series 2005-HE2 Class M2, 0.8591% 4/25/35 (j)	10	10
Airspeed Ltd. Series 2007-1A Class C1, 2.6841% 6/15/32 (f)(j)	5,572	3,065
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2341% 12/25/33 (j)	41	38
Series 2004-R2 Class M3, 1.0091% 4/25/34 (j)	61	37
Series 2005-R2 Class M1, 0.6341% 4/25/35 (j)	958	943
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (j)	30	28
Series 2004-W7 Class M1, 1.0091% 5/25/34 (j)	808	751
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (j)	787	283
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (f)(j)	293	245
Class C, 1.2841% 7/20/39 (f)(j)	456	20
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (j)	1,140	657
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.44% 3/25/32 (MGIC Investment Corp. Insured) (j)	16	8
Series 2004-3 Class M4, 1.6391% 4/25/34 (j)	66	50
Series 2004-4 Class M2, 0.9791% 6/25/34 (j)	349	321
Fannie Mae Series 2004-T5 Class AB3, 0.9892% 5/28/35 (j)	25	22
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3591% 8/25/34 (j)	231	176
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0091% 3/25/34 (j)	10	8
Fremont Home Loan Trust Series 2005-A Class M4, 1.2041% 1/25/35 (j)	231	53
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (f)(j)	2,174	1,697
GE Business Loan Trust:
Series 2003-1 Class A, 0.6141% 4/15/31 (f)(j)	48	45
Series 2006-2A:
Class A, 0.3641% 11/15/34 (f)(j)	761	688
Class B, 0.4641% 11/15/34 (f)(j)	276	232
Class C, 0.5641% 11/15/34 (f)(j)	456	328
Class D, 0.9341% 11/15/34 (f)(j)	218	136
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust Series 2004-AR1 Class B4, 2.4259% 6/25/34 (d)(f)	$ 259	$ 20
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7341% 9/25/46 (f)(j)	980	975
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5041% 8/25/33 (j)	156	150
Series 2003-3 Class M1, 1.4741% 8/25/33 (j)	377	345
Series 2003-5 Class A2, 0.8841% 12/25/33 (j)	21	19
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (j)	913	429
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (j)	913	888
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6061% 12/27/29 (j)	241	236
Series 2006-A Class 2C, 1.4261% 3/27/42 (j)	1,605	243
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (j)	344	7
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9341% 7/25/34 (j)	66	53
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1591% 7/25/34 (j)	240	208
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (j)	457	440
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (j)	1,340	1,238
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (j)	36	36
Series 2004-NC8 Class M6, 2.0591% 9/25/34 (j)	79	51
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (j)	253	236
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (j)	264	107
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6941% 9/25/35 (j)	903	768
Ocala Funding LLC:
Series 2005-1A Class A, 1.6841% 3/20/10 (c)(f)(j)	449	0
Series 2006-1A Class A, 1.5841% 3/20/11 (c)(f)(j)	933	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (j)	337	283
Class M4, 1.6341% 9/25/34 (j)	433	130
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (j)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2233% 6/15/33 (j)	730	556
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9091% 9/25/34 (j)	42	29
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	141	142
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (j)	$ 18	$ 17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8309% 4/6/42 (f)(j)	1,754	53
TOTAL ASSET-BACKED SECURITIES (Cost $17,212)		18,039
Collateralized Mortgage Obligations - 4.7%

Private Sponsor - 0.2%
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (f)	319	319
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6056% 10/25/34 (j)	509	505
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3641% 12/20/54 (j)	2,694	2,488
Class M1, 0.5241% 12/20/54 (j)	710	641
Series 2007-1:
Class 1M1, 0.4841% 12/20/54 (j)	894	807
Class 2M1, 0.6841% 12/20/54 (j)	1,148	1,036
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7162% 1/20/44 (j)	341	326
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7827% 8/25/36 (j)	880	699
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (j)	379	283
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (j)	673	576
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4741% 7/25/35 (j)	1,008	968
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.535% 7/10/35 (f)(j)	404	373
Class B6, 3.035% 7/10/35 (f)(j)	535	500
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (f)(j)	18	18
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (j)	19	18
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5477% 4/25/33 (j)	122	121
TOTAL PRIVATE SPONSOR		9,678
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 4.5%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.5841% 6/25/37 (j)	$ 11,672	$ 11,658
Series 2007-85 Class FL, 0.7241% 9/25/37 (j)	4,549	4,574
Series 2007-89 Class FT, 0.7541% 9/25/37 (j)	3,381	3,408
Series 2012-110 Class JF, 0.6341% 10/25/42 (j)	6,873	6,845
Series 2012-122 Class LF, 0.5841% 11/25/42 (j)	32,964	33,143
Series 2012-93 Class FE, 0.5841% 9/25/42 (j)	18,415	18,387
Series 2013-44 Class FA, 0.44% 5/25/43 (j)	22,857	22,804
floater planned amortization class:
Series 2012-128 Class VF, 0.4341% 6/25/42 (j)	20,780	20,828
Series 2012-111 Class NF, 0.5341% 5/25/42 (j)	4,254	4,255
Series 2012-113 Class PF, 0.5341% 10/25/40 (j)	10,823	10,835
Series 2012-128 Class YF, 0.4841% 6/25/42 (j)	19,355	19,429
floater sequential payer:
Series 2012-101 Class FB, 0.6341% 5/25/39 (j)	16,090	16,191
Series 2012-111 Class JF 0.5841% 7/25/40 (j)	494	495
Freddie Mac:
floater:
Series 3349 Class FE, 0.6741% 7/15/37 (j)	4,241	4,264
Series 3376 Class FA, 0.7841% 10/15/37 (j)	4,172	4,206
Series 4087 Class FB, 0.6541% 7/15/42 (j)	35,351	35,282
floater planned amortization class Series 4094 Class BF, 0.5841% 8/15/32 (j)	6,002	6,020
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.6719% 10/16/40 (j)	6,222	6,224
Series 2012-113 Class FJ, 0.4341% 1/20/42 (j)	7,736	7,751
Series 2012-48 Class FA, 0.5419% 4/16/42 (j)	10,816	10,813
Series 2012-75 Class FA, 0.6341% 6/20/42 (j)	10,175	10,237
Series 2012-76 Class GF 0.4919% 6/16/42 (j)	2,172	2,171
Series 2012-93 Class NF, 0.5841% 7/20/42 (j)	6,513	6,502
floater sequential payer Series 2010-113 Class JF, 0.5841% 3/20/38 (j)	5,120	5,141
TOTAL U.S. GOVERNMENT AGENCY		271,463
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $276,981)		281,141
Commercial Mortgage Securities - 10.5%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3471% 2/14/43 (j)(l)	$ 541	$ 16
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	237	238
Series 2006-2 Class AAB, 5.7116% 5/10/45 (j)	615	636
Series 2006-3 Class A4, 5.889% 7/10/44	4,730	5,183
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,235
Series 2007-4 Class A3, 5.8103% 2/10/51 (j)	669	691
Series 2005-3 Class A3B, 5.09% 7/10/43 (j)	3,402	3,543
Series 2006-6 Class E, 5.619% 10/10/45 (f)	633	70
Series 2007-3:
Class A3, 5.5595% 6/10/49 (j)	1,828	1,833
Class A4, 5.5595% 6/10/49 (j)	2,283	2,528
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0341% 12/25/33 (f)(j)	39	28
Series 2005-3A:
Class A2, 0.5841% 11/25/35 (f)(j)	274	231
Class M1, 0.6241% 11/25/35 (f)(j)	74	51
Class M2, 0.6741% 11/25/35 (f)(j)	55	38
Class M3, 0.6941% 11/25/35 (f)(j)	49	34
Class M4, 0.7841% 11/25/35 (f)(j)	62	39
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (f)(j)	695	570
Class B1, 1.5841% 1/25/36 (f)(j)	75	16
Class M1, 0.6341% 1/25/36 (f)(j)	224	125
Class M2, 0.6541% 1/25/36 (f)(j)	84	44
Class M3, 0.6841% 1/25/36 (f)(j)	123	63
Class M4, 0.7941% 1/25/36 (f)(j)	68	33
Class M5, 0.8341% 1/25/36 (f)(j)	68	24
Class M6, 0.8841% 1/25/36 (f)(j)	72	22
Series 2006-1:
Class A2, 0.5441% 4/25/36 (f)(j)	133	109
Class M1, 0.5641% 4/25/36 (f)(j)	81	57
Class M2, 0.5841% 4/25/36 (f)(j)	86	58
Class M3, 0.6041% 4/25/36 (f)(j)	74	47
Class M4, 0.7041% 4/25/36 (f)(j)	42	25
Class M5, 0.7441% 4/25/36 (f)(j)	40	22
Class M6, 0.8241% 4/25/36 (f)(j)	81	36
Series 2006-2A:
Class M1, 0.4941% 7/25/36 (f)(j)	126	76
Class M2, 0.5141% 7/25/36 (f)(j)	89	52
Class M3, 0.5341% 7/25/36 (f)(j)	74	34
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A: - continued
Class M4, 0.6041% 7/25/36 (f)(j)	$ 84	$ 36
Class M5, 0.6541% 7/25/36 (f)(j)	61	22
Series 2006-3A Class M4, 0.6141% 10/25/36 (f)(j)	82	12
Series 2006-4A:
Class A2, 0.4541% 12/25/36 (f)(j)	2,070	1,472
Class M1, 0.4741% 12/25/36 (f)(j)	166	92
Class M2, 0.4941% 12/25/36 (f)(j)	111	31
Class M3, 0.5241% 12/25/36 (f)(j)	113	23
Series 2007-1 Class A2, 0.4541% 3/25/37 (f)(j)	438	286
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (f)(j)	1,199	925
Class A2, 0.5041% 7/25/37 (f)(j)	1,123	564
Class M1, 0.5541% 7/25/37 (f)(j)	383	105
Class M2, 0.5941% 7/25/37 (f)(j)	250	43
Class M3, 0.6741% 7/25/37 (f)(j)	253	25
Class M4, 0.8341% 7/25/37 (f)(j)	420	16
Class M5, 0.9341% 7/25/37 (f)(j)	125	4
Series 2007-3:
Class A2, 0.4741% 7/25/37 (f)(j)	417	261
Class M1, 0.4941% 7/25/37 (f)(j)	221	105
Class M2, 0.5241% 7/25/37 (f)(j)	236	69
Class M3, 0.5541% 7/25/37 (f)(j)	381	88
Class M4, 0.6841% 7/25/37 (f)(j)	599	121
Class M5, 0.7841% 7/25/37 (f)(j)	303	44
Class M6, 0.9841% 7/25/37 (f)(j)	200	24
Series 2007-4A:
Class M1, 1.1341% 9/25/37 (f)(j)	207	19
Class M2, 1.2341% 9/25/37 (f)(j)	207	16
Class M4, 1.7841% 9/25/37 (f)(j)	177	9
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4341% 3/15/22 (f)(j)	489	465
Class E, 0.4841% 3/15/22 (f)(j)	2,030	1,888
Class F, 0.5341% 3/15/22 (f)(j)	1,246	1,134
Class G, 0.5841% 3/15/22 (f)(j)	401	357
Class H, 0.7341% 3/15/22 (f)(j)	489	424
Class J, 0.8841% 3/15/22 (f)(j)	489	413
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (f)(j)(l)	12,947	22
Series 2006-T22 Class A4, 5.5802% 4/12/38 (j)	137	149
Series 2006-T24 Class X2, 0.4448% 10/12/41 (f)(j)(l)	1,678	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.3099% 6/11/50 (f)(j)(l)	$ 88,774	$ 590
Series 2007-T28 Class X2, 0.1575% 9/11/42 (f)(j)(l)	48,388	166
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (f)(j)	345	323
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,287	1,312
Class XCL, 1.198% 5/15/35 (f)(j)(l)	3,847	62
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 0.3241% 4/15/22 (f)(j)	105	105
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,044	2,236
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,066	1,089
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	197
Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,223	898
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0341% 4/15/17 (f)(j)	100	96
Series 2006-FL12 Class AJ, 0.3141% 12/15/20 (f)(j)	503	497
Series 2006-C8 Class XP, 0.4666% 12/10/46 (j)(l)	7,935	11
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6829% 6/15/39 (j)	11,103	12,134
Series 2006-C5 Class ASP, 0.6595% 12/15/39 (j)(l)	5,567	10
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	991	1,103
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5341% 4/15/22 (f)(j)	3,907	3,533
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.1621% 8/15/36 (j)(l)	288	0*
Series 2001-CKN5 Class AX, 0.6549% 9/15/34 (f)(j)(l)	443	0*
Series 2006-C1 Class A3, 5.392% 2/15/39 (j)	2,676	2,713
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3341% 2/15/22 (f)(j)	414	409
Class C:
0.3541% 2/15/22 (f)(j)	1,180	1,160
0.4541% 2/15/22 (f)(j)	421	408
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1: - continued
Class F, 0.5041% 2/15/22 (f)(j)	$ 843	$ 811
Series 2007-C1:
Class ASP, 0.3793% 2/15/40 (j)(l)	16,911	32
Class B, 5.487% 2/15/40 (f)(j)	1,677	246
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	14,743
Series 2001-1 Class X1, 2.0442% 5/15/33 (f)(j)(l)	626	8
Series 2007-C1 Class XP, 0.1582% 12/10/49 (j)(l)	14,189	17
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (f)(j)	412	406
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	20,333	22,319
Series 2006-GG7 Class A4, 5.8603% 7/10/38 (j)	10,332	11,344
Series 2007-GG11 Class A1, 0.2307% 12/10/49 (f)(j)(l)	21,136	71
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (f)(j)	690	691
Class C, 2.0056% 3/6/20 (f)(j)	1,041	1,044
Class D, 2.2018% 3/6/20 (f)(j)	6,868	6,886
Class F, 2.6334% 3/6/20 (f)(j)	107	107
Class G, 2.7903% 3/6/20 (f)(j)	54	54
Class H, 3.3004% 3/6/20 (f)(j)	479	481
Class J, 4.0852% 3/6/20 (f)(j)	686	688
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	29	29
Series 2007-GG10 Class A2, 5.778% 8/10/45	221	223
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3541% 11/15/18 (f)(j)	469	459
Class C, 0.3941% 11/15/18 (f)(j)	333	324
Class D, 0.4141% 11/15/18 (f)(j)	132	125
Class E, 0.4641% 11/15/18 (f)(j)	190	180
Class F, 0.5141% 11/15/18 (f)(j)	227	215
Class G, 0.5441% 11/15/18 (f)(j)	198	187
Class H, 0.6841% 11/15/18 (f)(j)	190	177
sequential payer:
Series 2006-LDP9 Class A3, 5.336% 5/15/47	25,526	27,973
Series 2007-CB19 Class A4, 5.711% 2/12/49 (j)	22,580	25,153
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2007-LD11 Class A4, 5.8137% 6/15/49 (j)	$ 97,451	$ 108,547
Series 2006-CB17 Class A3, 5.45% 12/12/43	90	90
Series 2007-CB19:
Class B, 5.711% 2/12/49 (j)	93	36
Class C, 5.711% 2/12/49 (j)	245	50
Class D, 5.711% 2/12/49 (j)	257	29
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (j)	90	11
Class ES, 5.5357% 1/15/49 (f)(j)	566	7
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	1	1
Series 2006-C7 Class A2, 5.3% 11/15/38	565	591
Series 2006-C6 Class XCP, 0.673% 9/15/39 (j)(l)	5,268	1
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (j)(l)	1,875	4
Series 2007-C7:
Class A3, 5.866% 9/15/45	25,171	27,594
Class XCP, 0.2714% 9/15/45 (j)(l)	83,191	319
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4141% 9/15/21 (f)(j)	351	348
Class E, 0.4741% 9/15/21 (f)(j)	1,265	1,240
Class F, 0.5241% 9/15/21 (f)(j)	723	701
Class G, 0.5441% 9/15/21 (f)(j)	3,017	2,896
Class H, 0.5841% 9/15/21 (f)(j)	369	347
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	796	802
Series 2005-LC1 Class F, 5.4193% 1/12/44 (f)(j)	953	838
Series 2006-C1 Class A2, 5.6376% 5/12/39 (j)	428	428
Series 2007-C1 Class A4, 5.8499% 6/12/50 (j)	4,145	4,627
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,615
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.305% 12/12/49 (j)	56	56
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (j)	3,000	3,267
Class ASB, 5.133% 12/12/49 (j)	595	615
Series 2007-5 Class A4, 5.378% 8/12/48	46,472	50,844
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	$ 26,699	$ 29,242
Series 2007-7 Class A4, 5.7364% 6/12/50 (j)	5,132	5,701
Series 2006-4 Class XP, 0.6175% 12/12/49 (j)(l)	17,266	143
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,095	240
Series 2007-7 Class B, 5.7364% 6/12/50 (j)	1,409	95
Series 2007-8 Class A3, 5.8968% 8/12/49 (j)	944	1,059
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.384% 7/15/19 (f)(j)	227	170
Series 2007-XLFA:
Class C, 0.344% 10/15/20 (f)(j)	629	613
Class D, 0.374% 10/15/20 (f)(j)	422	406
Class E, 0.434% 10/15/20 (f)(j)	528	498
Class F, 0.484% 10/15/20 (f)(j)	397	371
Class G, 0.524% 10/15/20 (f)(j)	491	453
Class H, 0.614% 10/15/20 (f)(j)	309	270
Class J, 0.764% 10/15/20 (f)(j)	179	68
Series 2006-T23 Class A3, 5.8075% 8/12/41 (j)	559	559
Series 2007-HQ12 Class A4, 5.5794% 4/12/49 (j)	5,793	5,882
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	19,062	21,045
Class B, 5.7275% 4/15/49 (j)	269	47
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	194	77
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (f)(j)	964	887
Class G, 0.5441% 9/15/21 (f)(j)	1,126	1,036
Class J, 0.7841% 9/15/21 (f)(j)	314	267
Series 2007-WHL8:
Class F, 0.6641% 6/15/20 (f)(j)	2,710	2,418
Class LXR1, 0.8841% 6/15/20 (f)(j)	168	147
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	2,904	2,931
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	34,037
Series 2007-C31:
Class A4, 5.509% 4/15/47	29,540	32,330
Class A5, 5.5% 4/15/47	7,650	8,474
Series 2007-C32 Class A3, 5.7482% 6/15/49 (j)	45,421	50,744
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-C33 Class A4, 5.9241% 2/15/51 (j)	$ 31,702	$ 34,594
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,136
Series 2005-C22:
Class B, 5.3802% 12/15/44 (j)	2,428	1,974
Class F, 5.3802% 12/15/44 (f)(j)	1,826	548
Series 2007-C30 Class XP, 0.4764% 12/15/43 (f)(j)(l)	11,106	27
Series 2007-C31 Class C, 5.6796% 4/15/47 (j)	4,515	3,143
Series 2007-C31A Class A2, 5.421% 4/15/47	1,806	1,808
Series 2007-C32:
Class D, 5.7482% 6/15/49 (j)	823	331
Class E, 5.7482% 6/15/49 (j)	1,297	401
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $604,377)		623,193
Municipal Securities - 1.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	1,835	1,868
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,254
7.3% 10/1/39	9,330	11,658
7.5% 4/1/34	6,270	7,923
7.55% 4/1/39	5,955	7,708
7.6% 11/1/40	14,085	18,458
7.625% 3/1/40	2,175	2,830
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	795	883
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	28,290	24,820
Series 2010-1, 6.63% 2/1/35	3,440	3,394
Series 2010-3:
6.725% 4/1/35	5,880	5,854
7.35% 7/1/35	1,925	2,031
Series 2011:
5.665% 3/1/18	2,550	2,721
5.877% 3/1/19	4,260	4,572
TOTAL MUNICIPAL SECURITIES (Cost $102,298)		95,974
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
United Mexican States 4.75% 3/8/44 (Cost $7,364)	$ 6,724	$ 5,850
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $969)	949	995
Fixed-Income Funds - 20.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k)	8,707,244	915,654
Fidelity Specialized High Income Central Fund (k)	2,689,882	278,779
TOTAL FIXED-INCOME FUNDS (Cost $1,183,102)		1,194,433
Money Market Funds - 6.4%

Fidelity Cash Central Fund, 0.10% (a) (Cost $379,948)	379,948,379	379,948
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) # (b) (Cost $7,086)	$ 7,086	7,086
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $6,134,397)		6,133,436
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(166,894)
NET ASSETS - 100%		$ 5,966,542
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/28	$ (1,100)	$ (1,123)
3% 9/1/43	(16,200)	(15,487)
3% 9/1/43	(21,200)	(20,267)
3% 9/1/43	(2,700)	(2,581)
3% 9/1/43	(12,300)	(11,759)
3% 9/1/43	(15,700)	(15,009)
3% 9/1/43	(8,800)	(8,413)
3% 9/1/43	(15,700)	(15,009)
3% 9/1/43	(2,200)	(2,103)
3.5% 9/1/43	(12,900)	(12,865)
3.5% 9/1/43	(18,100)	(18,051)
4% 9/1/43	(11,200)	(11,549)
4% 9/1/43	(7,700)	(7,940)
4% 9/1/43	(7,700)	(7,940)
4.5% 9/1/43	(11,000)	(11,605)
4.5% 9/1/43	(8,300)	(8,757)
4.5% 9/1/43	(2,100)	(2,216)
5% 9/1/43	(5,400)	(5,804)
5.5% 9/1/43	(4,000)	(4,343)
5.5% 9/1/43	(7,800)	(8,468)
5.5% 9/1/43	(6,000)	(6,514)
5.5% 9/1/43	(900)	(977)
TOTAL FANNIE MAE		(198,780)
Ginnie Mae
4% 9/1/43	(8,900)	(9,240)
4% 9/1/43	(7,700)	(7,994)
4% 9/1/43	(6,600)	(6,852)
4% 9/1/43	(4,100)	(4,257)
4% 9/1/43	(4,400)	(4,568)
TOTAL GINNIE MAE		(32,911)
TOTAL TBA SALE COMMITMENTS (Proceeds $232,491)		$ (231,691)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
1,710 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2013	$ 204,652	$ 291
The face value of futures purchased as a percentage of net assets is 3.4%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse	(1%)	$ 6,500	$ 39	$ (359)	$ (320)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,085	33	(264)	(231)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	175	(599)	(424)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	175	(514)	(339)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,825	(273)	51	(222)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,823	(273)	135	(138)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	5,500	26	(113)	(87)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	3,823	18	(177)	(159)
TOTAL BUY PROTECTION						(80)	(1,840)	(1,920)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	1,324	(1,252)	0	(1,252)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	3,597	(3,400)	0	(3,400)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	806	(762)	0	(762)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	2,690	(2,543)	0	(2,543)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	1,467	(1,387)	0	(1,387)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	2,403	(2,271)	0	(2,271)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection - continued
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	$ 50	$ (26)	$ 0	$ (26)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	502	(230)	0	(230)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	445	(187)	0	(187)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	577	(371)	0	(371)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	UBS	1.475%	437	(217)	0	(217)
TOTAL SELL PROTECTION						(12,646)	0	(12,646)
TOTAL CREDIT DEFAULT SWAPS						$ (12,726)	$ (1,840)	$ (14,566)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $230,563,000 or 3.9% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,624,000.
(i) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $16,146,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$7,086,000 due 9/03/13 at 0.05%
Commerz Markets LLC	$ 7,086
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 442
Fidelity Mortgage Backed Securities Central Fund	19,770
Fidelity Specialized High Income Central Fund	13,549
Total	$ 33,761
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 777,934	$ 359,709	$ 179,752	$ 915,654	6.7%
Fidelity Specialized High Income Central Fund	140,165	143,567	-	278,779	70.3%
Total	$ 918,099	$ 503,276	$ 179,752	$ 1,194,433
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,672,586	$ -	$ 1,672,586	$ -
U.S. Government and Government Agency Obligations	976,589	-	976,589	-
U.S. Government Agency - Mortgage Securities	877,602	-	877,602	-
Asset-Backed Securities	18,039	-	11,962	6,077
Collateralized Mortgage Obligations	281,141	-	280,268	873
Commercial Mortgage Securities	623,193	-	622,799	394
Municipal Securities	95,974	-	95,974	-
Foreign Government and Government Agency Obligations	5,850	-	5,850	-
Bank Notes	995	-	995	-
Fixed-Income Funds	1,194,433	1,194,433	-	-
Money Market Funds	379,948	379,948	-	-
Cash Equivalents	7,086	-	7,086	-
Total Investments in Securities:	$ 6,133,436	$ 1,574,381	$ 4,551,711	$ 7,344
Derivative Instruments:
Assets
Futures Contracts	$ 291	$ 291	$ -	$ -
Swaps	466	-	466	-
Total Assets	$ 757	$ 291	$ 466	$ -
Liabilities
Swaps	$ (13,192)	$ -	$ (13,192)	$ -
Total Derivative Instruments:	$ (12,435)	$ 291	$ (12,726)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (231,691)	$ -	$ (231,691)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swaps (b)	$ 466	$ (13,192)
Interest Rate Risk
Futures Contracts (a)	291	-
Total Value of Derivatives	$ 757	$ (13,192)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013

Assets
Investment in securities, at value (including securities loaned of $6,923 and repurchase agreements of $7,086) - See accompanying schedule: Unaffiliated issuers (cost $4,571,347)	$ 4,559,055
Fidelity Central Funds (cost $1,563,050)	1,574,381
Total Investments (cost $6,134,397)		$ 6,133,436
Receivable for investments sold Regular delivery		42,802
Delayed delivery		2
Receivable for TBA sale commitments		232,491
Receivable for swaps		8
Receivable for fund shares sold		2,411
Interest receivable		28,624
Distributions receivable from Fidelity Central Funds		20
Bi-lateral OTC swaps, at value		466
Receivable from investment adviser for expense reductions		1
Other receivables		138
Total assets		6,440,399

Liabilities
Payable for investments purchased Regular delivery	$ 44,320
Delayed delivery	165,249
TBA sale commitments, at value	231,691
Payable for swaps	1,109
Payable for fund shares redeemed	7,776
Distributions payable	929
Bi-lateral OTC swaps, at value	13,192
Accrued management fee	1,573
Distribution and service plan fees payable	54
Payable for daily variation margin for derivative instruments	13
Other affiliated payables	727
Other payables and accrued expenses	138
Collateral on securities loaned, at value	7,086
Total liabilities		473,857

Net Assets		$ 5,966,542
Net Assets consist of:
Paid in capital		$ 6,204,639
Distributions in excess of net investment income		(3,010)
Accumulated undistributed net realized gain (loss) on investments		(220,651)
Net unrealized appreciation (depreciation) on investments		(14,436)
Net Assets		$ 5,966,542

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($81,696 ÷ 10,693.02 shares)	$ 7.64

Maximum offering price per share (100/96.00 of $7.64)	$ 7.96
Class T: Net Asset Value and redemption price per share ($41,177 ÷ 5,386.85 shares)	$ 7.64

Maximum offering price per share (100/96.00 of $7.64)	$ 7.96
Class B: Net Asset Value and offering price per share ($4,494 ÷ 587.53 shares)A	$ 7.65

Class C: Net Asset Value and offering price per share ($28,634 ÷ 3,742.83 shares)A	$ 7.65

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,394,615 ÷ 705,599.62 shares)	$ 7.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($415,926 ÷ 54,345.37 shares)	$ 7.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Interest		$ 136,266
Income from Fidelity Central Funds		33,761
Total income		170,027

Expenses
Management fee	$ 19,868
Transfer agent fees	6,731
Distribution and service plan fees	778
Fund wide operations fee	2,256
Independent trustees' compensation	24
Interest	1
Miscellaneous	13
Total expenses before reductions	29,671
Expense reductions	(8)	29,663
Net investment income (loss)		140,364
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(38,262)
Fidelity Central Funds	14,212
Futures contracts	(1,230)
Swaps	(15,892)
Total net realized gain (loss)		(41,172)
Change in net unrealized appreciation (depreciation) on: Investment securities	(261,488)
Futures contracts	291
Swaps	12,898
Delayed delivery commitments	1,179
Total change in net unrealized appreciation (depreciation)		(247,120)
Net gain (loss)		(288,292)
Net increase (decrease) in net assets resulting from operations		$ (147,928)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 140,364	$ 147,962
Net realized gain (loss)	(41,172)	199,143
Change in net unrealized appreciation (depreciation)	(247,120)	(245)
Net increase (decrease) in net assets resulting from operations	(147,928)	346,860
Distributions to shareholders from net investment income	(132,241)	(144,505)
Share transactions - net increase (decrease)	1,071,490	34,097
Total increase (decrease) in net assets	791,321	236,452

Net Assets
Beginning of period	5,175,221	4,938,769
End of period (including distributions in excess of net investment income of $3,010 and distributions in excess of net investment income of $1,047, respectively)	$ 5,966,542	$ 5,175,221

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 7.66	$ 7.47	$ 6.89	$ 6.89
Income from Investment Operations
Net investment income (loss) C	.152	.207	.220	.254	.303
Net realized and unrealized gain (loss)	(.350)	.315	.183	.566	.007
Total from investment operations	(.198)	.522	.403	.820	.310
Distributions from net investment income	(.142)	(.202)	(.213)	(.240)	(.310)
Net asset value, end of period	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.89
Total Return A, B	(2.52)%	6.91%	5.49%	12.10%	4.89%
Ratios to Average Net Assets D, F
Expenses before reductions	.77%	.78%	.78%	.77%	.79%
Expenses net of fee waivers, if any	.77%	.78%	.78%	.77%	.79%
Expenses net of all reductions	.77%	.78%	.78%	.77%	.79%
Net investment income (loss)	1.91%	2.66%	2.94%	3.55%	4.67%
Supplemental Data
Net assets, end of period (in millions)	$ 82	$ 110	$ 101	$ 173	$ 145
Portfolio turnover rate E	307%	276%	275% H	174% I	119% G, I

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 7.66	$ 7.47	$ 6.90	$ 6.89
Income from Investment Operations
Net investment income (loss) C	.150	.205	.218	.252	.302
Net realized and unrealized gain (loss)	(.349)	.314	.182	.555	.016
Total from investment operations	(.199)	.519	.400	.807	.318
Distributions from net investment income	(.141)	(.199)	(.210)	(.237)	(.308)
Net asset value, end of period	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.90
Total Return A, B	(2.54)%	6.88%	5.46%	11.90%	5.02%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.81%	.81%	.80%	.82%
Expenses net of fee waivers, if any	.79%	.81%	.81%	.80%	.82%
Expenses net of all reductions	.79%	.81%	.81%	.80%	.82%
Net investment income (loss)	1.90%	2.63%	2.91%	3.51%	4.65%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 39	$ 38	$ 53	$ 46
Portfolio turnover rate E	307%	276%	275% H	174% I	119% G, I

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.89
Income from Investment Operations
Net investment income (loss) C	.094	.151	.165	.201	.257
Net realized and unrealized gain (loss)	(.350)	.314	.182	.566	.016
Total from investment operations	(.256)	.465	.347	.767	.273
Distributions from net investment income	(.084)	(.145)	(.157)	(.187)	(.263)
Net asset value, end of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Total Return A, B	(3.22)%	6.14%	4.71%	11.26%	4.29%
Ratios to Average Net Assets D, F
Expenses before reductions	1.50%	1.50%	1.51%	1.51%	1.51%
Expenses net of fee waivers, if any	1.50%	1.50%	1.51%	1.51%	1.51%
Expenses net of all reductions	1.50%	1.50%	1.51%	1.51%	1.51%
Net investment income (loss)	1.18%	1.94%	2.21%	2.81%	3.95%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 7	$ 8	$ 12	$ 11
Portfolio turnover rate E	307%	276%	275% H	174% I	119% G, I

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Income from Investment Operations
Net investment income (loss) C	.092	.149	.164	.200	.255
Net realized and unrealized gain (loss)	(.349)	.315	.182	.566	.005
Total from investment operations	(.257)	.464	.346	.766	.260
Distributions from net investment income	(.083)	(.144)	(.156)	(.186)	(.260)
Net asset value, end of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Total Return A, B	(3.24)%	6.11%	4.70%	11.24%	4.09%
Ratios to Average Net Assets D, F
Expenses before reductions	1.52%	1.52%	1.53%	1.52%	1.55%
Expenses net of fee waivers, if any	1.52%	1.52%	1.53%	1.52%	1.55%
Expenses net of all reductions	1.52%	1.52%	1.53%	1.52%	1.55%
Net investment income (loss)	1.16%	1.92%	2.19%	2.79%	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 29	$ 44	$ 31	$ 35	$ 27
Portfolio turnover rate E	307%	276%	275% H	174% I	119% G, I

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 7.67	$ 7.47	$ 6.90	$ 6.89
Income from Investment Operations
Net investment income (loss) B	.177	.233	.245	.277	.326
Net realized and unrealized gain (loss)	(.339)	.304	.192	.556	.015
Total from investment operations	(.162)	.537	.437	.833	.341
Distributions from net investment income	(.168)	(.227)	(.237)	(.263)	(.331)
Net asset value, end of period	$ 7.65	$ 7.98	$ 7.67	$ 7.47	$ 6.90
Total Return A	(2.08)%	7.12%	5.97%	12.29%	5.39%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.46%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.46%
Net investment income (loss)	2.23%	2.99%	3.27%	3.86%	5.00%
Supplemental Data
Net assets, end of period (in millions)	$ 5,395	$ 4,876	$ 4,670	$ 7,345	$ 5,951
Portfolio turnover rate D	307%	276%	275% G	174% H	119% F, H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Income from Investment Operations
Net investment income (loss) B	.171	.229	.240	.274	.322
Net realized and unrealized gain (loss)	(.348)	.315	.184	.565	.005
Total from investment operations	(.177)	.544	.424	.839	.327
Distributions from net investment income	(.163)	(.224)	(.234)	(.259)	(.327)
Net asset value, end of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Total Return A	(2.26)%	7.20%	5.79%	12.38%	5.16%
Ratios to Average Net Assets C, E
Expenses before reductions	.52%	.50%	.48%	.50%	.53%
Expenses net of fee waivers, if any	.52%	.50%	.48%	.50%	.53%
Expenses net of all reductions	.52%	.50%	.48%	.50%	.53%
Net investment income (loss)	2.17%	2.94%	3.24%	3.82%	4.94%
Supplemental Data
Net assets, end of period (in millions)	$ 416	$ 100	$ 91	$ 30	$ 27
Portfolio turnover rate D	307%	276%	275% G	174% H	119% F, H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swaps

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or

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3. Significant Accounting Policies - continued

Investment Valuation - continued

less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 123,735
Gross unrealized depreciation	(178,013)
Net unrealized appreciation (depreciation) on securities and other investments	$ (54,278)

Tax Cost	$ 6,187,714

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (67,932)
Net unrealized appreciation (depreciation)	$ (67,933)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (67,932)

The fund intends to elect to defer to its fiscal year ending August 31, 2014 approximately $88,988 of capital losses recognized during the period November 1, 2012 to August 31, 2013.

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 132,241	$ 144,505

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

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3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (15,892)	$ 12,898
Interest Rate Risk
Futures Contracts	(1,230)	291
Totals (a)	$ (17,122)	$ 13,189

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

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4. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the sellers, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,880,836 and $523,050, respectively.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 251	$ 8
Class T	-%	.25%	94	2
Class B	.65%	.25%	51	38
Class C	.75%	.25%	382	83
			$ 778	$ 131

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	4
Class B*	16
Class C*	35
$ 66

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 171.17
Class T	71.19
Class B	14.25
Class C	66.17
Investment Grade Bond	5,760.10
Institutional Class	649.17
	$ 6,731

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 50,200.48%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $185.

Annual Report

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 1,790	$ 2,753
Class T	676	995
Class B	60	142
Class C	393	703
Investment Grade Bond	121,454	137,321
Institutional Class	7,868	2,591
Total	$ 132,241	$ 144,505

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class A
Shares sold	3,462	5,849	$ 27,271	$ 45,371
Reinvestment of distributions	188	288	1,488	2,244
Shares redeemed	(6,722)	(5,555)	(52,908)	(43,061)
Net increase (decrease)	(3,072)	582	$ (24,149)	$ 4,554
Class T
Shares sold	2,510	1,474	$ 19,657	$ 11,437
Reinvestment of distributions	78	115	613	893
Shares redeemed	(2,056)	(1,732)	(16,216)	(13,458)
Net increase (decrease)	532	(143)	$ 4,054	$ (1,128)
Class B
Shares sold	110	145	$ 853	$ 1,129
Reinvestment of distributions	5	13	41	98
Shares redeemed	(355)	(402)	(2,798)	(3,124)
Net increase (decrease)	(240)	(244)	$ (1,904)	$ (1,897)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class C
Shares sold	902	2,532	$ 7,184	$ 19,665
Reinvestment of distributions	41	75	323	588
Shares redeemed	(2,681)	(1,156)	(21,225)	(9,014)
Net increase (decrease)	(1,738)	1,451	$ (13,718)	$ 11,239
Investment Grade Bond
Shares sold	296,784	151,341	$ 2,364,226	$ 1,175,997
Reinvestment of distributions	14,443	16,305	114,030	126,954
Shares redeemed	(216,417)	(165,962)	(1,706,836)	(1,287,314)
Net increase (decrease)	94,810	1,684	$ 771,420	$ 15,637
Institutional Class
Shares sold	50,724	5,413	$ 406,004	$ 42,149
Reinvestment of distributions	836	106	6,588	827
Shares redeemed	(9,750)	(4,813)	(76,805)	(37,284)
Net increase (decrease)	41,810	706	$ 335,787	$ 5,692

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer 2010-present and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 8.46% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $92,188,864 of distributions paid during the period January 1, 2013, to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGBI-UANN-1013
1.784724.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Investment Grade Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Investment Grade
Bond Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	-6.42%	4.41%	3.71%
Class T (incl. 4.00% sales charge)	-6.44%	4.38%	3.65%
Class B (incl. contingent deferred sales charge) B	-8.01%	4.19%	3.60%
Class C (incl. contingent deferred sales charge) C	-4.20%	4.47%	3.32%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on August 27, 2002. Returns between August 27, 2002 and March 31, 2007 reflect a 0.15% 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007 would have been lower.

B Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

C Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Investment Grade Bond Fund - Class A on August 31, 2003, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Investment-grade credit also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from Jeffrey Moore, Portfolio Manager of Fidelity Advisor® Investment Grade Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned -2.52, -2.54%, -3.22% and -3.24%, respectively (excluding sales charges), roughly in line with -2.47% for the Barclays index. It was a difficult year for bond investors, with nearly all of the market's decline coming in the final four months of the period. In absolute terms, the biggest drag on performance was, by far, the fund's exposure to U.S. Treasury debt, which was held back by rising rates. Meanwhile, relative to the benchmark, the fund benefited from overweighting commercial mortgage-backed securities (CMBS) and, to a lesser extent, residential mortgage bonds. Security selection among CMBS and corporate bonds also helped, as did the fund's relatively high average cash position, whose roughly flat return provided some stability amid the bond market's decline. Conversely, ineffective yield-curve positioning detracted. Notable changes to the portfolio were to reduce exposure to the Treasury sector and fully liquidate its out-of-benchmark allocation to Treasury Inflation-Protected Securities (TIPS), which I thought had become overvalued in light of benign inflation trends. Meanwhile, I saw good potential among certain corporate bonds, and also periodically added to CMBS. Of final note, the fund's cash weighting increased, reflecting my desire to have investment capital ready to quickly take advantage of bond market opportunities as they emerged.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.78%
Actual		$ 1,000.00	$ 969.10	$ 3.87
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class T	.79%
Actual		$ 1,000.00	$ 969.10	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class B	1.49%
Actual		$ 1,000.00	$ 965.70	$ 7.38
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.51%
Actual		$ 1,000.00	$ 965.60	$ 7.48
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 972.00	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 970.50	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Government and U.S. Government Agency Obligations 47.4%	U.S. Government and U.S. Government Agency Obligations 66.3%
AAA 1.3%	AAA 0.9%
AA 5.7%	AA 4.0%
A 11.3%	A 8.3%
BBB 20.0%	BBB 16.5%
BB and Below 6.6%	BB and Below 6.0%
Not Rated 0.1%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 7.6%	Short-Term Investments and Net Other Assets† (2.2)%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2013
6 months ago
Years	6.7	6.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	5.3	5.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013 *	As of February 28, 2013 **
Corporate Bonds 32.3%	Corporate Bonds 26.4%
U.S. Government and U.S. Government Agency Obligations 47.4%	U.S. Government and U.S. Government Agency Obligations 66.3%
Asset-Backed Securities 0.3%	Asset-Backed Securities 0.3%
CMOs and Other Mortgage Related Securities 10.7%	CMOs and Other Mortgage Related Securities 7.6%
Municipal Bonds 1.6%	Municipal Bonds 1.4%
Other Investments 0.1%	Other Investments 0.2%
Short-Term Investments and Net Other Assets (Liabilities) 7.6%	Short-Term Investments and Net Other Assets (Liabilities)† (2.2)%

* Foreign investments	4.9%	** Foreign investments	2.5%
* Futures and Swaps	2.5%	** Futures and Swaps	(0.9)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.7%
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (f)	$ 633	$ 624
4.25% 6/15/23 (f)	4,447	4,360
5.75% 6/15/43 (f)	3,201	3,285
		8,269
Media - 2.6%
Comcast Corp.:
4.65% 7/15/42	17,095	16,265
5.15% 3/1/20	5,596	6,308
5.7% 5/15/18	6,385	7,399
6.5% 1/15/17	4,125	4,769
COX Communications, Inc. 3.25% 12/15/22 (f)	2,605	2,291
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	6,965
Discovery Communications LLC:
3.25% 4/1/23	954	885
4.875% 4/1/43	2,236	2,052
NBC Universal, Inc.:
5.15% 4/30/20	5,465	6,152
6.4% 4/30/40	5,000	5,951
News America Holdings, Inc. 7.75% 12/1/45	4,525	5,634
News America, Inc. 6.15% 2/15/41	13,033	14,288
Time Warner Cable, Inc.:
4% 9/1/21	25,810	24,211
4.5% 9/15/42	6,211	4,805
5.5% 9/1/41	2,866	2,438
5.85% 5/1/17	1,845	2,007
5.875% 11/15/40	1,461	1,308
6.75% 7/1/18	5,587	6,219
Time Warner, Inc.:
4.9% 6/15/42	15,000	14,122
6.2% 3/15/40	5,000	5,435
Viacom, Inc.:
2.5% 9/1/18	800	790
4.25% 9/1/23	13,340	13,170
		153,464
TOTAL CONSUMER DISCRETIONARY		161,733
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 1.7%
Beverages - 0.4%
Beam, Inc.:
1.75% 6/15/18	$ 3,441	$ 3,347
1.875% 5/15/17	1,038	1,035
3.25% 6/15/23	2,250	2,136
FBG Finance Ltd. 5.125% 6/15/15 (f)	5,189	5,566
Fortune Brands, Inc. 5.375% 1/15/16	470	512
Heineken NV:
1.4% 10/1/17 (f)	2,654	2,573
2.75% 4/1/23 (f)	2,773	2,498
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)	3,930	3,936
		21,603
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	2,197	2,178
Food Products - 0.4%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,478	2,431
3.2% 1/25/23	2,882	2,686
4.65% 1/25/43	2,427	2,214
Kraft Foods, Inc.:
5.375% 2/10/20	6,990	7,799
6.125% 2/1/18	3,631	4,172
6.5% 8/11/17	4,718	5,459
		24,761
Tobacco - 0.9%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,244
4.25% 8/9/42	3,603	2,951
4.75% 5/5/21	6,000	6,344
9.25% 8/6/19	1,776	2,328
9.7% 11/10/18	2,882	3,772
Reynolds American, Inc.:
3.25% 11/1/22	14,892	13,593
4.75% 11/1/42	4,468	3,886
6.75% 6/15/17	7,156	8,235
7.25% 6/15/37	9,654	11,066
		55,419
TOTAL CONSUMER STAPLES		103,961
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 4.0%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (f)	$ 4,849	$ 4,904
5.35% 3/15/20 (f)	4,973	5,282
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	6,122	6,493
5% 10/1/21	3,162	3,334
FMC Technologies, Inc.:
2% 10/1/17	662	649
3.45% 10/1/22	1,200	1,139
National Oilwell Varco, Inc. 2.6% 12/1/22	15,600	14,385
Transocean, Inc. 5.05% 12/15/16	3,231	3,532
		39,718
Oil, Gas & Consumable Fuels - 3.4%
Anadarko Petroleum Corp. 6.375% 9/15/17	21,602	24,972
Chevron Corp.:
2.427% 6/24/20	3,101	3,021
3.191% 6/24/23	7,822	7,573
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,162
3.875% 3/15/23	6,006	5,478
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,722
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,679
Nakilat, Inc. 6.067% 12/31/33 (f)	2,634	2,766
Petro-Canada 6.05% 5/15/18	1,963	2,273
Petrobras Global Finance BV:
4.375% 5/20/23	30,470	26,750
5.625% 5/20/43	6,485	5,203
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,842
5.375% 1/27/21	9,321	9,102
5.75% 1/20/20	4,534	4,589
Petroleos Mexicanos:
3.5% 1/30/23	7,893	7,064
4.875% 1/24/22	4,590	4,636
5.5% 6/27/44	38,697	33,570
6.5% 6/2/41	19,664	19,566
Phillips 66:
4.3% 4/1/22	4,638	4,678
5.875% 5/1/42	3,971	4,215
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	$ 777	$ 767
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,327
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,043
4.6% 6/15/21	1,124	1,148
Western Gas Partners LP 5.375% 6/1/21	6,237	6,727
Williams Partners LP 4.125% 11/15/20	1,029	1,033
		200,906
TOTAL ENERGY		240,624
FINANCIALS - 13.0%
Capital Markets - 1.8%
Goldman Sachs Group, Inc.:
2.9% 7/19/18	9,276	9,252
5.25% 7/27/21	5,652	6,028
5.75% 1/24/22	7,392	8,102
5.95% 1/18/18	4,817	5,383
6.75% 10/1/37	9,413	9,676
Lazard Group LLC:
6.85% 6/15/17	2,464	2,779
7.125% 5/15/15	7,737	8,396
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,588	2,624
Morgan Stanley:
2.125% 4/25/18	9,946	9,589
3.75% 2/25/23	8,227	7,799
4.875% 11/1/22	14,515	14,300
5.75% 1/25/21	7,597	8,374
6.625% 4/1/18	7,981	9,136
7.3% 5/13/19	4,777	5,647
		107,085
Commercial Banks - 2.2%
Bank of America NA 5.3% 3/15/17	3,698	4,030
Credit Suisse 6% 2/15/18	8,864	9,920
Discover Bank:
7% 4/15/20	6,703	7,853
8.7% 11/18/19	1,409	1,778
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp:
4.5% 6/1/18	$ 2,054	$ 2,196
8.25% 3/1/38	2,385	3,073
Fifth Third Capital Trust IV 6.5% 4/15/37 (j)	3,533	3,507
HBOS PLC 6.75% 5/21/18 (f)	3,056	3,337
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,872
JPMorgan Chase Bank 6% 10/1/17	5,986	6,790
KeyBank NA 6.95% 2/1/28	1,344	1,569
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,556
Regions Bank:
6.45% 6/26/37	9,230	9,582
7.5% 5/15/18	15,488	18,089
Regions Financial Corp.:
2% 5/15/18	6,934	6,624
5.75% 6/15/15	1,094	1,173
7.75% 11/10/14	4,705	5,063
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	8,465	8,129
6.125% 12/15/22	13,328	12,805
SunTrust Bank 2.75% 5/1/23	9,271	8,337
Wachovia Corp. 4.875% 2/15/14	4,283	4,365
		127,648
Consumer Finance - 0.6%
Discover Financial Services:
3.85% 11/21/22	4,866	4,581
5.2% 4/27/22	4,096	4,232
Ford Motor Credit Co. LLC 1.7% 5/9/16	9,051	8,933
General Electric Capital Corp. 1% 12/11/15	5,560	5,554
HSBC U.S.A., Inc. 1.625% 1/16/18	6,024	5,835
Hyundai Capital America:
1.625% 10/2/15 (f)	1,673	1,672
1.875% 8/9/16 (f)	1,594	1,592
2.125% 10/2/17 (f)	1,850	1,804
2.875% 8/9/18 (f)	2,827	2,809
		37,012
Diversified Financial Services - 2.6%
Bank of America Corp.:
3.3% 1/11/23	26,509	24,449
3.875% 3/22/17	3,343	3,520
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.: - continued
4.1% 7/24/23	$ 6,196	$ 6,083
5.65% 5/1/18	3,745	4,167
5.75% 12/1/17	9,833	10,990
6.5% 8/1/16	5,430	6,120
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,241
4.05% 7/30/22	2,865	2,751
4.5% 1/14/22	6,932	7,197
6.125% 5/15/18	3,326	3,811
JPMorgan Chase & Co.:
2% 8/15/17	3,500	3,475
3.2% 1/25/23	13,623	12,646
3.25% 9/23/22	25,741	24,047
4.35% 8/15/21	15,680	16,257
4.5% 1/24/22	4,927	5,101
4.95% 3/25/20	8,888	9,659
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	5,760	5,501
TECO Finance, Inc.:
4% 3/15/16	1,439	1,524
5.15% 3/15/20	2,067	2,242
		154,781
Insurance - 2.0%
American International Group, Inc.:
4.875% 9/15/16	3,411	3,719
4.875% 6/1/22	1,895	2,018
5.6% 10/18/16	5,665	6,292
Aon Corp.:
3.125% 5/27/16	4,835	5,042
5% 9/30/20	2,135	2,323
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,636
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(j)	10,398	10,658
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,350
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	5,273	5,539
6.7% 8/15/16 (f)	7,459	8,439
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,148
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)	$ 2,736	$ 2,840
MetLife, Inc.:
1.756% 12/15/17 (d)	2,220	2,185
3.048% 12/15/22	4,547	4,302
6.75% 6/1/16	4,485	5,133
Metropolitan Life Global Funding I 3% 1/10/23 (f)	4,260	3,991
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	4,853	6,714
Pacific LifeCorp:
5.125% 1/30/43 (f)	8,278	7,671
6% 2/10/20 (f)	422	471
Prudential Financial, Inc.:
2.3% 8/15/18	877	875
4.5% 11/16/21	2,796	2,947
5.8% 11/16/41	3,662	3,969
6.2% 11/15/40	1,810	2,064
Symetra Financial Corp. 6.125% 4/1/16 (f)	4,900	5,248
Unum Group:
5.625% 9/15/20	4,155	4,518
5.75% 8/15/42	6,816	6,973
		120,065
Real Estate Investment Trusts - 1.8%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,472
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,741
Boston Properties, Inc. 3.85% 2/1/23	5,875	5,695
Camden Property Trust:
2.95% 12/15/22	2,605	2,355
5.375% 12/15/13	1,818	1,841
DDR Corp. 4.625% 7/15/22	9,008	9,018
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,483	4,801
7.5% 4/1/17	2,623	3,043
9.625% 3/15/16	5,988	7,096
Duke Realty LP:
3.625% 4/15/23	3,352	3,061
3.875% 10/15/22	9,433	8,822
4.375% 6/15/22	2,822	2,749
5.4% 8/15/14	5,369	5,578
5.5% 3/1/16	5,038	5,461
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.95% 2/15/17	$ 1,536	$ 1,701
6.5% 1/15/18	5,065	5,776
Equity One, Inc.:
3.75% 11/15/22	12,000	11,175
5.375% 10/15/15	585	631
6% 9/15/17	3,423	3,788
6.25% 1/15/17	2,422	2,675
Federal Realty Investment Trust:
5.9% 4/1/20	1,389	1,573
6.2% 1/15/17	1,215	1,367
Health Care REIT, Inc.:
2.25% 3/15/18	2,776	2,719
4.7% 9/15/17	832	899
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,094
6.65% 1/15/18	2,600	2,786
UDR, Inc. 5.5% 4/1/14	6,383	6,542
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,824
Weingarten Realty Investors 3.375% 10/15/22	990	902
		109,185
Real Estate Management & Development - 2.0%
BioMed Realty LP:
3.85% 4/15/16	5,000	5,224
4.25% 7/15/22	2,226	2,142
6.125% 4/15/20	1,872	2,069
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	13,676
4.95% 4/15/18	3,078	3,269
5.7% 5/1/17	2,243	2,455
7.5% 5/15/15	805	885
Colonial Properties Trust 5.5% 10/1/15	5,995	6,471
Colonial Realty LP 6.05% 9/1/16	4,436	4,931
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,799
ERP Operating LP:
4.625% 12/15/21	7,320	7,642
5.75% 6/15/17	1,259	1,410
Liberty Property LP:
3.375% 6/15/23	3,567	3,245
4.125% 6/15/22	2,421	2,369
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.5% 12/15/16	$ 3,158	$ 3,478
6.625% 10/1/17	3,709	4,227
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,467
3.15% 5/15/23	7,757	6,747
4.5% 4/18/22	1,473	1,442
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,000
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	6,741	7,112
5.5% 1/15/14 (f)	4,505	4,588
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,327
Regency Centers LP 5.25% 8/1/15	2,315	2,478
Simon Property Group LP 2.75% 2/1/23	4,461	4,044
Tanger Properties LP:
6.125% 6/1/20	4,725	5,455
6.15% 11/15/15	9,117	10,111
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,367	4,229
4% 4/30/19	2,018	2,090
		121,382
TOTAL FINANCIALS		777,158
HEALTH CARE - 1.4%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 11/15/41	9,277	8,984
5.375% 5/15/43	1,536	1,533
5.65% 6/15/42	3,922	4,035
		14,552
Health Care Providers & Services - 0.8%
Aetna, Inc.:
1.5% 11/15/17	721	699
2.75% 11/15/22	2,908	2,646
4.125% 11/15/42	1,623	1,411
Express Scripts Holding Co.:
3.5% 11/15/16	7,074	7,467
4.75% 11/15/21	5,135	5,439
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc. 3.125% 5/15/16	$ 4,472	$ 4,653
UnitedHealth Group, Inc.:
1.625% 3/15/19	2,021	1,930
2.75% 2/15/23	865	794
2.875% 3/15/23	8,722	8,076
3.95% 10/15/42	1,185	1,022
WellPoint, Inc.:
3.3% 1/15/23	12,512	11,741
4.65% 1/15/43	1,899	1,748
		47,626
Pharmaceuticals - 0.3%
AbbVie, Inc.:
1.75% 11/6/17	6,181	6,086
2.9% 11/6/22	6,340	5,893
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,712
Zoetis, Inc.:
1.875% 2/1/18 (f)	1,077	1,055
3.25% 2/1/23 (f)	2,627	2,468
4.7% 2/1/43 (f)	2,636	2,469
		19,683
TOTAL HEALTH CARE		81,861
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	992	1,072
6.795% 2/2/20	205	213
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,647	1,721
8.36% 1/20/19	6,080	6,506
		9,512
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	4,033	3,662
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (j)	2,984	3,398
TOTAL INDUSTRIALS		16,572
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 4,695	$ 4,786
6.55% 10/1/17	2,421	2,767
		7,553
MATERIALS - 0.7%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,654	4,722
4.25% 11/15/20	2,512	2,610
4.375% 11/15/42	2,291	2,006
		9,338
Metals & Mining - 0.6%
Barrick Gold Corp.:
3.85% 4/1/22	2,628	2,322
4.1% 5/1/23 (f)	19,301	16,928
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)	5,087	4,872
4.5% 8/13/23 (f)	8,000	7,813
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23 (f)	3,347	2,980
		34,915
TOTAL MATERIALS		44,253
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
4.35% 6/15/45	9,588	8,145
5.35% 9/1/40	3,156	3,126
5.55% 8/15/41	28,351	28,885
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	269
CenturyLink, Inc.:
5.15% 6/15/17	528	550
6% 4/1/17	1,320	1,412
6.15% 9/15/19	3,260	3,390
Embarq Corp.:
7.082% 6/1/16	4,231	4,756
7.995% 6/1/36	11,427	11,687
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
3.85% 11/1/42	$ 2,014	$ 1,609
6.1% 4/15/18	6,019	6,941
		70,770
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	6,904	6,994
3.125% 7/16/22	3,499	3,151
		10,145
TOTAL TELECOMMUNICATION SERVICES		80,915
UTILITIES - 2.7%
Electric Utilities - 1.5%
American Electric Power Co., Inc.:
1.65% 12/15/17	2,834	2,753
2.95% 12/15/22	2,683	2,449
Duke Capital LLC 5.668% 8/15/14	6,310	6,571
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	3,443	3,827
6.4% 9/15/20 (f)	9,167	10,486
Edison International 3.75% 9/15/17	3,716	3,899
FirstEnergy Corp.:
2.75% 3/15/18	5,577	5,345
4.25% 3/15/23	9,775	8,859
7.375% 11/15/31	9,449	9,530
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	9,690
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,321
Northeast Utilities:
1.45% 5/1/18	1,747	1,681
2.8% 5/1/23	7,934	7,280
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,521
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	4,043
PPL Capital Funding, Inc. 3.4% 6/1/23	3,758	3,514
		89,769
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (f)	$ 2,894	$ 3,264
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,578
		4,842
Independent Power Producers & Energy Traders - 0.2%
PPL Energy Supply LLC:
6.2% 5/15/16	2,534	2,792
6.5% 5/1/18	5,351	6,082
PSEG Power LLC 2.75% 9/15/16	1,192	1,234
		10,108
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
2.5756% 9/30/66 (j)	9,703	9,038
7.5% 6/30/66 (j)	3,654	3,946
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,156
5.25% 2/15/43	5,352	5,146
5.4% 7/15/14	1,393	1,447
5.45% 9/15/20	1,461	1,606
5.8% 2/1/42	2,709	2,801
5.95% 6/15/41	4,935	5,233
6.4% 3/15/18	4,529	5,222
Sempra Energy:
2.3% 4/1/17	5,159	5,216
2.875% 10/1/22	7,893	7,275
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	4,001	4,151
		53,237
TOTAL UTILITIES		157,956
TOTAL NONCONVERTIBLE BONDS (Cost $1,680,566)		1,672,586
U.S. Treasury Obligations - 16.4%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bonds 3.625% 8/15/43	$ 145,327	$ 143,147
U.S. Treasury Notes:
0.375% 1/15/16 (h)	472,219	470,337
0.5% 6/15/16	144,065	143,255
0.875% 1/31/18 (i)	142,555	139,125
1% 5/31/18	25,545	24,900
1.375% 7/31/18 (e)	13,812	13,661
1.5% 8/31/18	42,416	42,151
2% 2/15/23	7	7
2.125% 8/31/20 (g)	6	6
TOTAL U.S. TREASURY OBLIGATIONS (Cost $978,539)		976,589
U.S. Government Agency - Mortgage Securities - 14.7%

Fannie Mae - 8.7%
2.303% 6/1/36 (j)	133	141
2.5% 2/1/28 to 7/1/43	20,652	20,087
2.7% 2/1/35 (j)	2,170	2,316
2.753% 7/1/37 (j)	238	251
3% 4/1/27 to 8/1/43	58,395	56,289
3% 9/1/28 (g)	2,900	2,961
3% 9/1/43 (g)	6,700	6,405
3% 9/1/43 (g)	6,700	6,405
3% 9/1/43 (g)	4,400	4,206
3% 9/1/43 (g)	4,400	4,206
3% 9/1/43 (g)	17,900	17,113
3% 9/1/43 (g)	8,800	8,413
3% 9/1/43 (g)	15,700	15,009
3% 9/1/43 (g)	2,200	2,103
3.5% 1/1/26 to 7/1/43	160,210	158,301
3.5% 9/1/28 (g)	7,700	8,037
3.5% 9/1/43 (g)	1,400	1,396
3.5% 9/1/43 (g)	7,200	7,180
4% 2/1/35 to 7/1/42	48,145	49,557
4% 9/1/43 (g)	8,900	9,177
4% 9/1/43 (g)	7,700	7,940
4% 9/1/43 (g)	7,700	7,940
4% 9/1/43 (g)	4,100	4,228
4% 9/1/43 (g)	4,400	4,537
4.5% 12/1/23 to 10/1/41	28,501	30,137
4.5% 9/1/43 (g)	13,100	13,821
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.5% 9/1/43 (g)	$ 2,100	$ 2,216
5% 10/1/21 to 9/1/25	1,310	1,398
5% 9/1/43 (g)	5,400	5,804
5.5% 7/1/28 to 10/1/37	18,099	19,696
5.5% 9/1/43 (g)	6,900	7,491
5.5% 9/1/43 (g)	900	977
6% 3/1/22 to 7/1/41	14,640	16,135
6.5% 7/1/32 to 8/1/36	14,060	15,716
TOTAL FANNIE MAE		517,589
Freddie Mac - 2.8%
2.5% 8/1/28	4,600	4,557
3% 8/1/42 to 2/1/43	8,973	8,565
3.126% 10/1/35 (j)	173	185
3.5% 1/1/26 to 6/1/43	101,541	99,976
4% 6/1/24 to 4/1/42	16,553	17,148
4.5% 7/1/25 to 10/1/41	21,431	22,656
5% 9/1/39 to 3/1/41	8,478	9,153
5.5% 11/1/33 to 8/1/38	466	504
6% 7/1/37 to 8/1/37	1,497	1,631
6.5% 9/1/39	1,952	2,160
TOTAL FREDDIE MAC		166,535
Ginnie Mae - 3.2%
3% 8/20/42 to 9/20/42	28,865	27,931
3.5% 3/15/42 to 10/20/42	16,747	16,865
3.5% 9/1/43 (g)	10,200	10,277
4% 1/15/25 to 8/15/43	55,062	57,534
4% 9/1/43 (g)	6,600	6,867
4.5% 5/15/39 to 4/15/41	25,483	27,205
5% 10/20/39 to 9/15/41	34,986	37,945
5.5% 12/20/28 to 9/15/38	5,127	5,649
6% 9/20/38	2,915	3,205
TOTAL GINNIE MAE		193,478
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $895,955)		877,602
Asset-Backed Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6541% 4/25/35 (j)	$ 421	$ 379
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8341% 3/25/34 (j)	169	157
Series 2005-HE2 Class M2, 0.8591% 4/25/35 (j)	10	10
Airspeed Ltd. Series 2007-1A Class C1, 2.6841% 6/15/32 (f)(j)	5,572	3,065
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2341% 12/25/33 (j)	41	38
Series 2004-R2 Class M3, 1.0091% 4/25/34 (j)	61	37
Series 2005-R2 Class M1, 0.6341% 4/25/35 (j)	958	943
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (j)	30	28
Series 2004-W7 Class M1, 1.0091% 5/25/34 (j)	808	751
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (j)	787	283
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (f)(j)	293	245
Class C, 1.2841% 7/20/39 (f)(j)	456	20
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (j)	1,140	657
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.44% 3/25/32 (MGIC Investment Corp. Insured) (j)	16	8
Series 2004-3 Class M4, 1.6391% 4/25/34 (j)	66	50
Series 2004-4 Class M2, 0.9791% 6/25/34 (j)	349	321
Fannie Mae Series 2004-T5 Class AB3, 0.9892% 5/28/35 (j)	25	22
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3591% 8/25/34 (j)	231	176
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0091% 3/25/34 (j)	10	8
Fremont Home Loan Trust Series 2005-A Class M4, 1.2041% 1/25/35 (j)	231	53
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (f)(j)	2,174	1,697
GE Business Loan Trust:
Series 2003-1 Class A, 0.6141% 4/15/31 (f)(j)	48	45
Series 2006-2A:
Class A, 0.3641% 11/15/34 (f)(j)	761	688
Class B, 0.4641% 11/15/34 (f)(j)	276	232
Class C, 0.5641% 11/15/34 (f)(j)	456	328
Class D, 0.9341% 11/15/34 (f)(j)	218	136
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust Series 2004-AR1 Class B4, 2.4259% 6/25/34 (d)(f)	$ 259	$ 20
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7341% 9/25/46 (f)(j)	980	975
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5041% 8/25/33 (j)	156	150
Series 2003-3 Class M1, 1.4741% 8/25/33 (j)	377	345
Series 2003-5 Class A2, 0.8841% 12/25/33 (j)	21	19
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (j)	913	429
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (j)	913	888
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6061% 12/27/29 (j)	241	236
Series 2006-A Class 2C, 1.4261% 3/27/42 (j)	1,605	243
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (j)	344	7
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9341% 7/25/34 (j)	66	53
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1591% 7/25/34 (j)	240	208
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (j)	457	440
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (j)	1,340	1,238
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (j)	36	36
Series 2004-NC8 Class M6, 2.0591% 9/25/34 (j)	79	51
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (j)	253	236
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (j)	264	107
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6941% 9/25/35 (j)	903	768
Ocala Funding LLC:
Series 2005-1A Class A, 1.6841% 3/20/10 (c)(f)(j)	449	0
Series 2006-1A Class A, 1.5841% 3/20/11 (c)(f)(j)	933	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (j)	337	283
Class M4, 1.6341% 9/25/34 (j)	433	130
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (j)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2233% 6/15/33 (j)	730	556
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9091% 9/25/34 (j)	42	29
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (f)	141	142
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (j)	$ 18	$ 17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8309% 4/6/42 (f)(j)	1,754	53
TOTAL ASSET-BACKED SECURITIES (Cost $17,212)		18,039
Collateralized Mortgage Obligations - 4.7%

Private Sponsor - 0.2%
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (f)	319	319
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6056% 10/25/34 (j)	509	505
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3641% 12/20/54 (j)	2,694	2,488
Class M1, 0.5241% 12/20/54 (j)	710	641
Series 2007-1:
Class 1M1, 0.4841% 12/20/54 (j)	894	807
Class 2M1, 0.6841% 12/20/54 (j)	1,148	1,036
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.7162% 1/20/44 (j)	341	326
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.7827% 8/25/36 (j)	880	699
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (j)	379	283
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (j)	673	576
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4741% 7/25/35 (j)	1,008	968
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.535% 7/10/35 (f)(j)	404	373
Class B6, 3.035% 7/10/35 (f)(j)	535	500
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (f)(j)	18	18
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (j)	19	18
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5477% 4/25/33 (j)	122	121
TOTAL PRIVATE SPONSOR		9,678
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 4.5%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.5841% 6/25/37 (j)	$ 11,672	$ 11,658
Series 2007-85 Class FL, 0.7241% 9/25/37 (j)	4,549	4,574
Series 2007-89 Class FT, 0.7541% 9/25/37 (j)	3,381	3,408
Series 2012-110 Class JF, 0.6341% 10/25/42 (j)	6,873	6,845
Series 2012-122 Class LF, 0.5841% 11/25/42 (j)	32,964	33,143
Series 2012-93 Class FE, 0.5841% 9/25/42 (j)	18,415	18,387
Series 2013-44 Class FA, 0.44% 5/25/43 (j)	22,857	22,804
floater planned amortization class:
Series 2012-128 Class VF, 0.4341% 6/25/42 (j)	20,780	20,828
Series 2012-111 Class NF, 0.5341% 5/25/42 (j)	4,254	4,255
Series 2012-113 Class PF, 0.5341% 10/25/40 (j)	10,823	10,835
Series 2012-128 Class YF, 0.4841% 6/25/42 (j)	19,355	19,429
floater sequential payer:
Series 2012-101 Class FB, 0.6341% 5/25/39 (j)	16,090	16,191
Series 2012-111 Class JF 0.5841% 7/25/40 (j)	494	495
Freddie Mac:
floater:
Series 3349 Class FE, 0.6741% 7/15/37 (j)	4,241	4,264
Series 3376 Class FA, 0.7841% 10/15/37 (j)	4,172	4,206
Series 4087 Class FB, 0.6541% 7/15/42 (j)	35,351	35,282
floater planned amortization class Series 4094 Class BF, 0.5841% 8/15/32 (j)	6,002	6,020
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.6719% 10/16/40 (j)	6,222	6,224
Series 2012-113 Class FJ, 0.4341% 1/20/42 (j)	7,736	7,751
Series 2012-48 Class FA, 0.5419% 4/16/42 (j)	10,816	10,813
Series 2012-75 Class FA, 0.6341% 6/20/42 (j)	10,175	10,237
Series 2012-76 Class GF 0.4919% 6/16/42 (j)	2,172	2,171
Series 2012-93 Class NF, 0.5841% 7/20/42 (j)	6,513	6,502
floater sequential payer Series 2010-113 Class JF, 0.5841% 3/20/38 (j)	5,120	5,141
TOTAL U.S. GOVERNMENT AGENCY		271,463
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $276,981)		281,141
Commercial Mortgage Securities - 10.5%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3471% 2/14/43 (j)(l)	$ 541	$ 16
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	237	238
Series 2006-2 Class AAB, 5.7116% 5/10/45 (j)	615	636
Series 2006-3 Class A4, 5.889% 7/10/44	4,730	5,183
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,235
Series 2007-4 Class A3, 5.8103% 2/10/51 (j)	669	691
Series 2005-3 Class A3B, 5.09% 7/10/43 (j)	3,402	3,543
Series 2006-6 Class E, 5.619% 10/10/45 (f)	633	70
Series 2007-3:
Class A3, 5.5595% 6/10/49 (j)	1,828	1,833
Class A4, 5.5595% 6/10/49 (j)	2,283	2,528
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0341% 12/25/33 (f)(j)	39	28
Series 2005-3A:
Class A2, 0.5841% 11/25/35 (f)(j)	274	231
Class M1, 0.6241% 11/25/35 (f)(j)	74	51
Class M2, 0.6741% 11/25/35 (f)(j)	55	38
Class M3, 0.6941% 11/25/35 (f)(j)	49	34
Class M4, 0.7841% 11/25/35 (f)(j)	62	39
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (f)(j)	695	570
Class B1, 1.5841% 1/25/36 (f)(j)	75	16
Class M1, 0.6341% 1/25/36 (f)(j)	224	125
Class M2, 0.6541% 1/25/36 (f)(j)	84	44
Class M3, 0.6841% 1/25/36 (f)(j)	123	63
Class M4, 0.7941% 1/25/36 (f)(j)	68	33
Class M5, 0.8341% 1/25/36 (f)(j)	68	24
Class M6, 0.8841% 1/25/36 (f)(j)	72	22
Series 2006-1:
Class A2, 0.5441% 4/25/36 (f)(j)	133	109
Class M1, 0.5641% 4/25/36 (f)(j)	81	57
Class M2, 0.5841% 4/25/36 (f)(j)	86	58
Class M3, 0.6041% 4/25/36 (f)(j)	74	47
Class M4, 0.7041% 4/25/36 (f)(j)	42	25
Class M5, 0.7441% 4/25/36 (f)(j)	40	22
Class M6, 0.8241% 4/25/36 (f)(j)	81	36
Series 2006-2A:
Class M1, 0.4941% 7/25/36 (f)(j)	126	76
Class M2, 0.5141% 7/25/36 (f)(j)	89	52
Class M3, 0.5341% 7/25/36 (f)(j)	74	34
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A: - continued
Class M4, 0.6041% 7/25/36 (f)(j)	$ 84	$ 36
Class M5, 0.6541% 7/25/36 (f)(j)	61	22
Series 2006-3A Class M4, 0.6141% 10/25/36 (f)(j)	82	12
Series 2006-4A:
Class A2, 0.4541% 12/25/36 (f)(j)	2,070	1,472
Class M1, 0.4741% 12/25/36 (f)(j)	166	92
Class M2, 0.4941% 12/25/36 (f)(j)	111	31
Class M3, 0.5241% 12/25/36 (f)(j)	113	23
Series 2007-1 Class A2, 0.4541% 3/25/37 (f)(j)	438	286
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (f)(j)	1,199	925
Class A2, 0.5041% 7/25/37 (f)(j)	1,123	564
Class M1, 0.5541% 7/25/37 (f)(j)	383	105
Class M2, 0.5941% 7/25/37 (f)(j)	250	43
Class M3, 0.6741% 7/25/37 (f)(j)	253	25
Class M4, 0.8341% 7/25/37 (f)(j)	420	16
Class M5, 0.9341% 7/25/37 (f)(j)	125	4
Series 2007-3:
Class A2, 0.4741% 7/25/37 (f)(j)	417	261
Class M1, 0.4941% 7/25/37 (f)(j)	221	105
Class M2, 0.5241% 7/25/37 (f)(j)	236	69
Class M3, 0.5541% 7/25/37 (f)(j)	381	88
Class M4, 0.6841% 7/25/37 (f)(j)	599	121
Class M5, 0.7841% 7/25/37 (f)(j)	303	44
Class M6, 0.9841% 7/25/37 (f)(j)	200	24
Series 2007-4A:
Class M1, 1.1341% 9/25/37 (f)(j)	207	19
Class M2, 1.2341% 9/25/37 (f)(j)	207	16
Class M4, 1.7841% 9/25/37 (f)(j)	177	9
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4341% 3/15/22 (f)(j)	489	465
Class E, 0.4841% 3/15/22 (f)(j)	2,030	1,888
Class F, 0.5341% 3/15/22 (f)(j)	1,246	1,134
Class G, 0.5841% 3/15/22 (f)(j)	401	357
Class H, 0.7341% 3/15/22 (f)(j)	489	424
Class J, 0.8841% 3/15/22 (f)(j)	489	413
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (f)(j)(l)	12,947	22
Series 2006-T22 Class A4, 5.5802% 4/12/38 (j)	137	149
Series 2006-T24 Class X2, 0.4448% 10/12/41 (f)(j)(l)	1,678	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.3099% 6/11/50 (f)(j)(l)	$ 88,774	$ 590
Series 2007-T28 Class X2, 0.1575% 9/11/42 (f)(j)(l)	48,388	166
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (f)(j)	345	323
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	1,287	1,312
Class XCL, 1.198% 5/15/35 (f)(j)(l)	3,847	62
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 0.3241% 4/15/22 (f)(j)	105	105
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,044	2,236
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,066	1,089
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	3,285	197
Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,223	898
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0341% 4/15/17 (f)(j)	100	96
Series 2006-FL12 Class AJ, 0.3141% 12/15/20 (f)(j)	503	497
Series 2006-C8 Class XP, 0.4666% 12/10/46 (j)(l)	7,935	11
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6829% 6/15/39 (j)	11,103	12,134
Series 2006-C5 Class ASP, 0.6595% 12/15/39 (j)(l)	5,567	10
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	991	1,103
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5341% 4/15/22 (f)(j)	3,907	3,533
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.1621% 8/15/36 (j)(l)	288	0*
Series 2001-CKN5 Class AX, 0.6549% 9/15/34 (f)(j)(l)	443	0*
Series 2006-C1 Class A3, 5.392% 2/15/39 (j)	2,676	2,713
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3341% 2/15/22 (f)(j)	414	409
Class C:
0.3541% 2/15/22 (f)(j)	1,180	1,160
0.4541% 2/15/22 (f)(j)	421	408
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1: - continued
Class F, 0.5041% 2/15/22 (f)(j)	$ 843	$ 811
Series 2007-C1:
Class ASP, 0.3793% 2/15/40 (j)(l)	16,911	32
Class B, 5.487% 2/15/40 (f)(j)	1,677	246
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,416	14,743
Series 2001-1 Class X1, 2.0442% 5/15/33 (f)(j)(l)	626	8
Series 2007-C1 Class XP, 0.1582% 12/10/49 (j)(l)	14,189	17
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (f)(j)	412	406
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	20,333	22,319
Series 2006-GG7 Class A4, 5.8603% 7/10/38 (j)	10,332	11,344
Series 2007-GG11 Class A1, 0.2307% 12/10/49 (f)(j)(l)	21,136	71
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (f)(j)	690	691
Class C, 2.0056% 3/6/20 (f)(j)	1,041	1,044
Class D, 2.2018% 3/6/20 (f)(j)	6,868	6,886
Class F, 2.6334% 3/6/20 (f)(j)	107	107
Class G, 2.7903% 3/6/20 (f)(j)	54	54
Class H, 3.3004% 3/6/20 (f)(j)	479	481
Class J, 4.0852% 3/6/20 (f)(j)	686	688
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	29	29
Series 2007-GG10 Class A2, 5.778% 8/10/45	221	223
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3541% 11/15/18 (f)(j)	469	459
Class C, 0.3941% 11/15/18 (f)(j)	333	324
Class D, 0.4141% 11/15/18 (f)(j)	132	125
Class E, 0.4641% 11/15/18 (f)(j)	190	180
Class F, 0.5141% 11/15/18 (f)(j)	227	215
Class G, 0.5441% 11/15/18 (f)(j)	198	187
Class H, 0.6841% 11/15/18 (f)(j)	190	177
sequential payer:
Series 2006-LDP9 Class A3, 5.336% 5/15/47	25,526	27,973
Series 2007-CB19 Class A4, 5.711% 2/12/49 (j)	22,580	25,153
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2007-LD11 Class A4, 5.8137% 6/15/49 (j)	$ 97,451	$ 108,547
Series 2006-CB17 Class A3, 5.45% 12/12/43	90	90
Series 2007-CB19:
Class B, 5.711% 2/12/49 (j)	93	36
Class C, 5.711% 2/12/49 (j)	245	50
Class D, 5.711% 2/12/49 (j)	257	29
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (j)	90	11
Class ES, 5.5357% 1/15/49 (f)(j)	566	7
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	1	1
Series 2006-C7 Class A2, 5.3% 11/15/38	565	591
Series 2006-C6 Class XCP, 0.673% 9/15/39 (j)(l)	5,268	1
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (j)(l)	1,875	4
Series 2007-C7:
Class A3, 5.866% 9/15/45	25,171	27,594
Class XCP, 0.2714% 9/15/45 (j)(l)	83,191	319
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4141% 9/15/21 (f)(j)	351	348
Class E, 0.4741% 9/15/21 (f)(j)	1,265	1,240
Class F, 0.5241% 9/15/21 (f)(j)	723	701
Class G, 0.5441% 9/15/21 (f)(j)	3,017	2,896
Class H, 0.5841% 9/15/21 (f)(j)	369	347
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	796	802
Series 2005-LC1 Class F, 5.4193% 1/12/44 (f)(j)	953	838
Series 2006-C1 Class A2, 5.6376% 5/12/39 (j)	428	428
Series 2007-C1 Class A4, 5.8499% 6/12/50 (j)	4,145	4,627
Series 2008-C1 Class A4, 5.69% 2/12/51	2,338	2,615
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.305% 12/12/49 (j)	56	56
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (j)	3,000	3,267
Class ASB, 5.133% 12/12/49 (j)	595	615
Series 2007-5 Class A4, 5.378% 8/12/48	46,472	50,844
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	$ 26,699	$ 29,242
Series 2007-7 Class A4, 5.7364% 6/12/50 (j)	5,132	5,701
Series 2006-4 Class XP, 0.6175% 12/12/49 (j)(l)	17,266	143
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,095	240
Series 2007-7 Class B, 5.7364% 6/12/50 (j)	1,409	95
Series 2007-8 Class A3, 5.8968% 8/12/49 (j)	944	1,059
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.384% 7/15/19 (f)(j)	227	170
Series 2007-XLFA:
Class C, 0.344% 10/15/20 (f)(j)	629	613
Class D, 0.374% 10/15/20 (f)(j)	422	406
Class E, 0.434% 10/15/20 (f)(j)	528	498
Class F, 0.484% 10/15/20 (f)(j)	397	371
Class G, 0.524% 10/15/20 (f)(j)	491	453
Class H, 0.614% 10/15/20 (f)(j)	309	270
Class J, 0.764% 10/15/20 (f)(j)	179	68
Series 2006-T23 Class A3, 5.8075% 8/12/41 (j)	559	559
Series 2007-HQ12 Class A4, 5.5794% 4/12/49 (j)	5,793	5,882
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	19,062	21,045
Class B, 5.7275% 4/15/49 (j)	269	47
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)	194	77
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (f)(j)	964	887
Class G, 0.5441% 9/15/21 (f)(j)	1,126	1,036
Class J, 0.7841% 9/15/21 (f)(j)	314	267
Series 2007-WHL8:
Class F, 0.6641% 6/15/20 (f)(j)	2,710	2,418
Class LXR1, 0.8841% 6/15/20 (f)(j)	168	147
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	2,904	2,931
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	34,037
Series 2007-C31:
Class A4, 5.509% 4/15/47	29,540	32,330
Class A5, 5.5% 4/15/47	7,650	8,474
Series 2007-C32 Class A3, 5.7482% 6/15/49 (j)	45,421	50,744
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-C33 Class A4, 5.9241% 2/15/51 (j)	$ 31,702	$ 34,594
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,136
Series 2005-C22:
Class B, 5.3802% 12/15/44 (j)	2,428	1,974
Class F, 5.3802% 12/15/44 (f)(j)	1,826	548
Series 2007-C30 Class XP, 0.4764% 12/15/43 (f)(j)(l)	11,106	27
Series 2007-C31 Class C, 5.6796% 4/15/47 (j)	4,515	3,143
Series 2007-C31A Class A2, 5.421% 4/15/47	1,806	1,808
Series 2007-C32:
Class D, 5.7482% 6/15/49 (j)	823	331
Class E, 5.7482% 6/15/49 (j)	1,297	401
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $604,377)		623,193
Municipal Securities - 1.6%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	1,835	1,868
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,254
7.3% 10/1/39	9,330	11,658
7.5% 4/1/34	6,270	7,923
7.55% 4/1/39	5,955	7,708
7.6% 11/1/40	14,085	18,458
7.625% 3/1/40	2,175	2,830
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	795	883
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	28,290	24,820
Series 2010-1, 6.63% 2/1/35	3,440	3,394
Series 2010-3:
6.725% 4/1/35	5,880	5,854
7.35% 7/1/35	1,925	2,031
Series 2011:
5.665% 3/1/18	2,550	2,721
5.877% 3/1/19	4,260	4,572
TOTAL MUNICIPAL SECURITIES (Cost $102,298)		95,974
Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
United Mexican States 4.75% 3/8/44 (Cost $7,364)	$ 6,724	$ 5,850
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $969)	949	995
Fixed-Income Funds - 20.0%
	Shares
Fidelity Mortgage Backed Securities Central Fund (k)	8,707,244	915,654
Fidelity Specialized High Income Central Fund (k)	2,689,882	278,779
TOTAL FIXED-INCOME FUNDS (Cost $1,183,102)		1,194,433
Money Market Funds - 6.4%

Fidelity Cash Central Fund, 0.10% (a) (Cost $379,948)	379,948,379	379,948
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) # (b) (Cost $7,086)	$ 7,086	7,086
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $6,134,397)		6,133,436
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(166,894)
NET ASSETS - 100%		$ 5,966,542
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/28	$ (1,100)	$ (1,123)
3% 9/1/43	(16,200)	(15,487)
3% 9/1/43	(21,200)	(20,267)
3% 9/1/43	(2,700)	(2,581)
3% 9/1/43	(12,300)	(11,759)
3% 9/1/43	(15,700)	(15,009)
3% 9/1/43	(8,800)	(8,413)
3% 9/1/43	(15,700)	(15,009)
3% 9/1/43	(2,200)	(2,103)
3.5% 9/1/43	(12,900)	(12,865)
3.5% 9/1/43	(18,100)	(18,051)
4% 9/1/43	(11,200)	(11,549)
4% 9/1/43	(7,700)	(7,940)
4% 9/1/43	(7,700)	(7,940)
4.5% 9/1/43	(11,000)	(11,605)
4.5% 9/1/43	(8,300)	(8,757)
4.5% 9/1/43	(2,100)	(2,216)
5% 9/1/43	(5,400)	(5,804)
5.5% 9/1/43	(4,000)	(4,343)
5.5% 9/1/43	(7,800)	(8,468)
5.5% 9/1/43	(6,000)	(6,514)
5.5% 9/1/43	(900)	(977)
TOTAL FANNIE MAE		(198,780)
Ginnie Mae
4% 9/1/43	(8,900)	(9,240)
4% 9/1/43	(7,700)	(7,994)
4% 9/1/43	(6,600)	(6,852)
4% 9/1/43	(4,100)	(4,257)
4% 9/1/43	(4,400)	(4,568)
TOTAL GINNIE MAE		(32,911)
TOTAL TBA SALE COMMITMENTS (Proceeds $232,491)		$ (231,691)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
1,710 CBOT 5 Year U.S. Treasury Note Contracts	Dec. 2013	$ 204,652	$ 291
The face value of futures purchased as a percentage of net assets is 3.4%
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse	(1%)	$ 6,500	$ 39	$ (359)	$ (320)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,085	33	(264)	(231)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	175	(599)	(424)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	175	(514)	(339)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,825	(273)	51	(222)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,823	(273)	135	(138)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	5,500	26	(113)	(87)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	3,823	18	(177)	(159)
TOTAL BUY PROTECTION						(80)	(1,840)	(1,920)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	1,324	(1,252)	0	(1,252)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	3,597	(3,400)	0	(3,400)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	806	(762)	0	(762)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	2,690	(2,543)	0	(2,543)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	1,467	(1,387)	0	(1,387)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	2,403	(2,271)	0	(2,271)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection - continued
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	$ 50	$ (26)	$ 0	$ (26)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	502	(230)	0	(230)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	445	(187)	0	(187)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	577	(371)	0	(371)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	UBS	1.475%	437	(217)	0	(217)
TOTAL SELL PROTECTION						(12,646)	0	(12,646)
TOTAL CREDIT DEFAULT SWAPS						$ (12,726)	$ (1,840)	$ (14,566)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $230,563,000 or 3.9% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,624,000.
(i) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $16,146,000.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$7,086,000 due 9/03/13 at 0.05%
Commerz Markets LLC	$ 7,086
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 442
Fidelity Mortgage Backed Securities Central Fund	19,770
Fidelity Specialized High Income Central Fund	13,549
Total	$ 33,761
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 777,934	$ 359,709	$ 179,752	$ 915,654	6.7%
Fidelity Specialized High Income Central Fund	140,165	143,567	-	278,779	70.3%
Total	$ 918,099	$ 503,276	$ 179,752	$ 1,194,433
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,672,586	$ -	$ 1,672,586	$ -
U.S. Government and Government Agency Obligations	976,589	-	976,589	-
U.S. Government Agency - Mortgage Securities	877,602	-	877,602	-
Asset-Backed Securities	18,039	-	11,962	6,077
Collateralized Mortgage Obligations	281,141	-	280,268	873
Commercial Mortgage Securities	623,193	-	622,799	394
Municipal Securities	95,974	-	95,974	-
Foreign Government and Government Agency Obligations	5,850	-	5,850	-
Bank Notes	995	-	995	-
Fixed-Income Funds	1,194,433	1,194,433	-	-
Money Market Funds	379,948	379,948	-	-
Cash Equivalents	7,086	-	7,086	-
Total Investments in Securities:	$ 6,133,436	$ 1,574,381	$ 4,551,711	$ 7,344
Derivative Instruments:
Assets
Futures Contracts	$ 291	$ 291	$ -	$ -
Swaps	466	-	466	-
Total Assets	$ 757	$ 291	$ 466	$ -
Liabilities
Swaps	$ (13,192)	$ -	$ (13,192)	$ -
Total Derivative Instruments:	$ (12,435)	$ 291	$ (12,726)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (231,691)	$ -	$ (231,691)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Credit Risk
Swaps (b)	$ 466	$ (13,192)
Interest Rate Risk
Futures Contracts (a)	291	-
Total Value of Derivatives	$ 757	$ (13,192)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013

Assets
Investment in securities, at value (including securities loaned of $6,923 and repurchase agreements of $7,086) - See accompanying schedule: Unaffiliated issuers (cost $4,571,347)	$ 4,559,055
Fidelity Central Funds (cost $1,563,050)	1,574,381
Total Investments (cost $6,134,397)		$ 6,133,436
Receivable for investments sold Regular delivery		42,802
Delayed delivery		2
Receivable for TBA sale commitments		232,491
Receivable for swaps		8
Receivable for fund shares sold		2,411
Interest receivable		28,624
Distributions receivable from Fidelity Central Funds		20
Bi-lateral OTC swaps, at value		466
Receivable from investment adviser for expense reductions		1
Other receivables		138
Total assets		6,440,399

Liabilities
Payable for investments purchased Regular delivery	$ 44,320
Delayed delivery	165,249
TBA sale commitments, at value	231,691
Payable for swaps	1,109
Payable for fund shares redeemed	7,776
Distributions payable	929
Bi-lateral OTC swaps, at value	13,192
Accrued management fee	1,573
Distribution and service plan fees payable	54
Payable for daily variation margin for derivative instruments	13
Other affiliated payables	727
Other payables and accrued expenses	138
Collateral on securities loaned, at value	7,086
Total liabilities		473,857

Net Assets		$ 5,966,542
Net Assets consist of:
Paid in capital		$ 6,204,639
Distributions in excess of net investment income		(3,010)
Accumulated undistributed net realized gain (loss) on investments		(220,651)
Net unrealized appreciation (depreciation) on investments		(14,436)
Net Assets		$ 5,966,542

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($81,696 ÷ 10,693.02 shares)	$ 7.64

Maximum offering price per share (100/96.00 of $7.64)	$ 7.96
Class T: Net Asset Value and redemption price per share ($41,177 ÷ 5,386.85 shares)	$ 7.64

Maximum offering price per share (100/96.00 of $7.64)	$ 7.96
Class B: Net Asset Value and offering price per share ($4,494 ÷ 587.53 shares)A	$ 7.65

Class C: Net Asset Value and offering price per share ($28,634 ÷ 3,742.83 shares)A	$ 7.65

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,394,615 ÷ 705,599.62 shares)	$ 7.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($415,926 ÷ 54,345.37 shares)	$ 7.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Interest		$ 136,266
Income from Fidelity Central Funds		33,761
Total income		170,027

Expenses
Management fee	$ 19,868
Transfer agent fees	6,731
Distribution and service plan fees	778
Fund wide operations fee	2,256
Independent trustees' compensation	24
Interest	1
Miscellaneous	13
Total expenses before reductions	29,671
Expense reductions	(8)	29,663
Net investment income (loss)		140,364
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(38,262)
Fidelity Central Funds	14,212
Futures contracts	(1,230)
Swaps	(15,892)
Total net realized gain (loss)		(41,172)
Change in net unrealized appreciation (depreciation) on: Investment securities	(261,488)
Futures contracts	291
Swaps	12,898
Delayed delivery commitments	1,179
Total change in net unrealized appreciation (depreciation)		(247,120)
Net gain (loss)		(288,292)
Net increase (decrease) in net assets resulting from operations		$ (147,928)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 140,364	$ 147,962
Net realized gain (loss)	(41,172)	199,143
Change in net unrealized appreciation (depreciation)	(247,120)	(245)
Net increase (decrease) in net assets resulting from operations	(147,928)	346,860
Distributions to shareholders from net investment income	(132,241)	(144,505)
Share transactions - net increase (decrease)	1,071,490	34,097
Total increase (decrease) in net assets	791,321	236,452

Net Assets
Beginning of period	5,175,221	4,938,769
End of period (including distributions in excess of net investment income of $3,010 and distributions in excess of net investment income of $1,047, respectively)	$ 5,966,542	$ 5,175,221

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 7.66	$ 7.47	$ 6.89	$ 6.89
Income from Investment Operations
Net investment income (loss) C	.152	.207	.220	.254	.303
Net realized and unrealized gain (loss)	(.350)	.315	.183	.566	.007
Total from investment operations	(.198)	.522	.403	.820	.310
Distributions from net investment income	(.142)	(.202)	(.213)	(.240)	(.310)
Net asset value, end of period	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.89
Total Return A, B	(2.52)%	6.91%	5.49%	12.10%	4.89%
Ratios to Average Net Assets D, F
Expenses before reductions	.77%	.78%	.78%	.77%	.79%
Expenses net of fee waivers, if any	.77%	.78%	.78%	.77%	.79%
Expenses net of all reductions	.77%	.78%	.78%	.77%	.79%
Net investment income (loss)	1.91%	2.66%	2.94%	3.55%	4.67%
Supplemental Data
Net assets, end of period (in millions)	$ 82	$ 110	$ 101	$ 173	$ 145
Portfolio turnover rate E	307%	276%	275% H	174% I	119% G, I

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 7.66	$ 7.47	$ 6.90	$ 6.89
Income from Investment Operations
Net investment income (loss) C	.150	.205	.218	.252	.302
Net realized and unrealized gain (loss)	(.349)	.314	.182	.555	.016
Total from investment operations	(.199)	.519	.400	.807	.318
Distributions from net investment income	(.141)	(.199)	(.210)	(.237)	(.308)
Net asset value, end of period	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.90
Total Return A, B	(2.54)%	6.88%	5.46%	11.90%	5.02%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.81%	.81%	.80%	.82%
Expenses net of fee waivers, if any	.79%	.81%	.81%	.80%	.82%
Expenses net of all reductions	.79%	.81%	.81%	.80%	.82%
Net investment income (loss)	1.90%	2.63%	2.91%	3.51%	4.65%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 39	$ 38	$ 53	$ 46
Portfolio turnover rate E	307%	276%	275% H	174% I	119% G, I

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.89
Income from Investment Operations
Net investment income (loss) C	.094	.151	.165	.201	.257
Net realized and unrealized gain (loss)	(.350)	.314	.182	.566	.016
Total from investment operations	(.256)	.465	.347	.767	.273
Distributions from net investment income	(.084)	(.145)	(.157)	(.187)	(.263)
Net asset value, end of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Total Return A, B	(3.22)%	6.14%	4.71%	11.26%	4.29%
Ratios to Average Net Assets D, F
Expenses before reductions	1.50%	1.50%	1.51%	1.51%	1.51%
Expenses net of fee waivers, if any	1.50%	1.50%	1.51%	1.51%	1.51%
Expenses net of all reductions	1.50%	1.50%	1.51%	1.51%	1.51%
Net investment income (loss)	1.18%	1.94%	2.21%	2.81%	3.95%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 7	$ 8	$ 12	$ 11
Portfolio turnover rate E	307%	276%	275% H	174% I	119% G, I

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Income from Investment Operations
Net investment income (loss) C	.092	.149	.164	.200	.255
Net realized and unrealized gain (loss)	(.349)	.315	.182	.566	.005
Total from investment operations	(.257)	.464	.346	.766	.260
Distributions from net investment income	(.083)	(.144)	(.156)	(.186)	(.260)
Net asset value, end of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Total Return A, B	(3.24)%	6.11%	4.70%	11.24%	4.09%
Ratios to Average Net Assets D, F
Expenses before reductions	1.52%	1.52%	1.53%	1.52%	1.55%
Expenses net of fee waivers, if any	1.52%	1.52%	1.53%	1.52%	1.55%
Expenses net of all reductions	1.52%	1.52%	1.53%	1.52%	1.55%
Net investment income (loss)	1.16%	1.92%	2.19%	2.79%	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 29	$ 44	$ 31	$ 35	$ 27
Portfolio turnover rate E	307%	276%	275% H	174% I	119% G, I

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investment Grade Bond

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 7.67	$ 7.47	$ 6.90	$ 6.89
Income from Investment Operations
Net investment income (loss) B	.177	.233	.245	.277	.326
Net realized and unrealized gain (loss)	(.339)	.304	.192	.556	.015
Total from investment operations	(.162)	.537	.437	.833	.341
Distributions from net investment income	(.168)	(.227)	(.237)	(.263)	(.331)
Net asset value, end of period	$ 7.65	$ 7.98	$ 7.67	$ 7.47	$ 6.90
Total Return A	(2.08)%	7.12%	5.97%	12.29%	5.39%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.46%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.46%
Net investment income (loss)	2.23%	2.99%	3.27%	3.86%	5.00%
Supplemental Data
Net assets, end of period (in millions)	$ 5,395	$ 4,876	$ 4,670	$ 7,345	$ 5,951
Portfolio turnover rate D	307%	276%	275% G	174% H	119% F, H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Income from Investment Operations
Net investment income (loss) B	.171	.229	.240	.274	.322
Net realized and unrealized gain (loss)	(.348)	.315	.184	.565	.005
Total from investment operations	(.177)	.544	.424	.839	.327
Distributions from net investment income	(.163)	(.224)	(.234)	(.259)	(.327)
Net asset value, end of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Total Return A	(2.26)%	7.20%	5.79%	12.38%	5.16%
Ratios to Average Net Assets C, E
Expenses before reductions	.52%	.50%	.48%	.50%	.53%
Expenses net of fee waivers, if any	.52%	.50%	.48%	.50%	.53%
Expenses net of all reductions	.52%	.50%	.48%	.50%	.53%
Net investment income (loss)	2.17%	2.94%	3.24%	3.82%	4.94%
Supplemental Data
Net assets, end of period (in millions)	$ 416	$ 100	$ 91	$ 30	$ 27
Portfolio turnover rate D	307%	276%	275% G	174% H	119% F, H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate does not include the assets acquired in the merger.

G Portfolio turnover rate excludes securities received or delivered in-kind.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swaps

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant

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3. Significant Accounting Policies - continued

Investment Valuation - continued

extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 123,735
Gross unrealized depreciation	(178,013)
Net unrealized appreciation (depreciation) on securities and other investments	$ (54,278)

Tax Cost	$ 6,187,714

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (67,932)
Net unrealized appreciation (depreciation)	$ (67,933)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (67,932)

The fund intends to elect to defer to its fiscal year ending August 31, 2014 approximately $88,988 of capital losses recognized during the period November 1, 2012 to August 31, 2013.

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 132,241	$ 144,505

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a

Annual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (15,892)	$ 12,898
Interest Rate Risk
Futures Contracts	(1,230)	291
Totals (a)	$ (17,122)	$ 13,189

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

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4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the sellers, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,880,836 and $523,050, respectively.

Annual Report

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, FMR pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 251	$ 8
Class T	-%	.25%	94	2
Class B	.65%	.25%	51	38
Class C	.75%	.25%	382	83
			$ 778	$ 131

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	4
Class B*	16
Class C*	35
$ 66

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 171.17
Class T	71.19
Class B	14.25
Class C	66.17
Investment Grade Bond	5,760.10
Institutional Class	649.17
	$ 6,731

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 50,200.48%		$ 1

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $185.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 1,790	$ 2,753
Class T	676	995
Class B	60	142
Class C	393	703
Investment Grade Bond	121,454	137,321
Institutional Class	7,868	2,591
Total	$ 132,241	$ 144,505

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class A
Shares sold	3,462	5,849	$ 27,271	$ 45,371
Reinvestment of distributions	188	288	1,488	2,244
Shares redeemed	(6,722)	(5,555)	(52,908)	(43,061)
Net increase (decrease)	(3,072)	582	$ (24,149)	$ 4,554
Class T
Shares sold	2,510	1,474	$ 19,657	$ 11,437
Reinvestment of distributions	78	115	613	893
Shares redeemed	(2,056)	(1,732)	(16,216)	(13,458)
Net increase (decrease)	532	(143)	$ 4,054	$ (1,128)
Class B
Shares sold	110	145	$ 853	$ 1,129
Reinvestment of distributions	5	13	41	98
Shares redeemed	(355)	(402)	(2,798)	(3,124)
Net increase (decrease)	(240)	(244)	$ (1,904)	$ (1,897)

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class C
Shares sold	902	2,532	$ 7,184	$ 19,665
Reinvestment of distributions	41	75	323	588
Shares redeemed	(2,681)	(1,156)	(21,225)	(9,014)
Net increase (decrease)	(1,738)	1,451	$ (13,718)	$ 11,239
Investment Grade Bond
Shares sold	296,784	151,341	$ 2,364,226	$ 1,175,997
Reinvestment of distributions	14,443	16,305	114,030	126,954
Shares redeemed	(216,417)	(165,962)	(1,706,836)	(1,287,314)
Net increase (decrease)	94,810	1,684	$ 771,420	$ 15,637
Institutional Class
Shares sold	50,724	5,413	$ 406,004	$ 42,149
Reinvestment of distributions	836	106	6,588	827
Shares redeemed	(9,750)	(4,813)	(76,805)	(37,284)
Net increase (decrease)	41,810	706	$ 335,787	$ 5,692

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Investment Grade Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Investment Grade Bond Fund (a fund of Fidelity Salem Street Trust) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Investment Grade Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer 2010-present and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 8.46% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $92,188,864 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGB-UANN-1013
1.784723.111

Spartan®

U.S. Bond Index

Fund

Investor Class

Fidelity Advantage® Class

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Investor Class	-2.97%	4.65%	4.45%
Fidelity Advantage® Class A	-2.78%	4.69%	4.47%

A The initial offering of Fidelity Advantage® Class shares took place on May 4, 2011. Returns prior to May 4, 2011, are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® U.S. Bond Index Fund - Investor Class on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Curtis Hollingsworth and Alan Bembenek, Co-Portfolio Managers of Spartan® U.S. Bond Index Fund: For the year ending August 31, 2013, the fund's Investor Class and Fidelity Advantage® Class shares - net of expenses - underperformed the Barclays® U.S. Aggregate Bond Index, which returned -2.47%. This underperformance stemmed from the combination of the fund's expenses (the benchmark does not have expenses) and a mismatch between when the index is priced (3:00 p.m. New York Time) and when the fund's net asset value (NAV) is struck (4:00 p.m.). For example, bond prices rose between 3:00 p.m. and 4:00 p.m. on August 31, 2012, but fell during the same hour on August 30, 2013 (the last trading day of the period), which hurt the performance of the fund. (For specific class-level returns, please see the performance section of this report.) In keeping with the fund's investment objective, our goal is to produce monthly returns, before expenses, that match the monthly returns of the Barclays index as closely as possible. We use a method called "stratified sampling," or investing in representative securities to construct a portfolio that approximately mirrors the structure of the index. We manage the portfolio to match the index in terms of its overall sensitivity to changes in interest rates and the yield curve.

In the fall of 2012, the Barclays index posted modest monthly gains, with bond prices bolstered in part by the Federal Reserve's decision to purchase $85 billion per month of agency mortgage securities and long-duration Treasuries. This program provided investors with confidence that interest rates would remain low for the foreseeable future, as the central bank pledged it would do whatever was needed to stimulate U.S. economic growth. In December and January, the index gave back some of those gains, partly in response to improvement in global economic data that ignited speculation the Fed would raise interest rates earlier than expected. In February, March and April, bonds performed better, as rate-hike fears were somewhat dampened by reassuring signs that the central bank planned to keep interest rates low for an extended period. In May and June, bonds came under severe pressure amid speculation that stronger-than-expected U.S. economic growth might induce the Fed to reduce its bond-buying program as early as September 2013, prompting investors to dump U.S. bonds of all types. Those fears were supported by Fed Chairman Ben Bernanke in May, when he testified the Fed may reduce its bond purchases before year-end if the economy continued to improve, a statement he reiterated in mid-June. The Barclays index suffered another decline in August when selling pressure resumed amid new worries that the Fed could taper as early as September.

Among the major sectors that comprise the Barclays index, U.S. Treasuries and mortgage-backed securities - those most likely to be hurt by an end to quantitative easing - performed the worst, returning -3.07% and -2.37%, respectively. U.S. government-agency securities returned -1.75%. Investment-grade credit returned -2.12%. Commercial mortgage-backed securities were the best-performing sector, adding 1.27%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Investor Class	.22%
Actual		$ 1,000.00	$ 970.50	$ 1.09
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 971.10	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Institutional Class	.07%
Actual		$ 1,000.00	$ 971.20	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 971.30	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26
Class F	.05%
Actual		$ 1,000.00	$ 971.30	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Government and U.S. Government Agency Obligations 72.4%	U.S. Government and U.S. Government Agency Obligations 71.2%
AAA 3.3%	AAA 3.5%
AA 3.7%	AA 3.5%
A 10.1%	A 9.8%
BBB 11.2%	BBB 11.2%
BB and Below 0.3%	BB and Below 0.0%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets† (1.1)%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2013
6 months ago
Years	6.5	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	5.3	4.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013 *	As of February 28, 2013 **
Corporate Bonds 22.2%	Corporate Bonds 22.8%
U.S. Government and U.S. Government Agency Obligations 72.4%	U.S. Government and U.S. Government Agency Obligations 71.2%
Asset-Backed Securities 0.1%	Asset-Backed Securities 0.1%
CMOs and Other Mortgage Related Securities 2.0%	CMOs and Other Mortgage Related Securities 1.7%
Municipal Bonds 0.7%	Municipal Bonds 0.7%
Other Investments 3.7%	Other Investments 2.8%
Short-Term Investments and Net Other Assets (Liabilities)† (1.1)%	Short-Term Investments and Net Other Assets (Liabilities) 0.7%

* Foreign investments	8.0%	** Foreign investments	8.0%
† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	$ 4,800	$ 4,222
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19 (b)	1,623	1,600
University Southern California 5.25% 10/1/2111	2,000	2,201
		3,801
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,637
6.3% 3/1/38	7,045	8,748
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,118
5.3% 9/15/19	2,000	2,228
		15,731
Media - 1.0%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,070
Comcast Corp.:
3.125% 7/15/22	3,000	2,897
4.65% 7/15/42	4,000	3,806
4.95% 6/15/16	1,862	2,050
5.7% 5/15/18	2,940	3,407
5.7% 7/1/19	8,500	9,861
6.4% 3/1/40	1,000	1,188
6.55% 7/1/39	3,000	3,587
6.95% 8/15/37	6,700	8,394
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,569
4.75% 10/1/14	4,500	4,681
5.875% 10/1/19	2,905	3,216
6.35% 3/15/40	1,000	986
6.375% 3/1/41	2,100	2,091
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,170
5.05% 6/1/20	3,200	3,476
NBC Universal, Inc.:
3.65% 4/30/15	2,248	2,355
6.4% 4/30/40	3,000	3,571
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,934
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.:
5.3% 12/15/14	$ 868	$ 917
5.65% 8/15/20	1,000	1,120
6.15% 3/1/37	3,955	4,271
6.9% 3/1/19	2,110	2,516
6.9% 8/15/39	2,000	2,321
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,345
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	8,511
5.85% 5/1/17	5,801	6,309
6.75% 7/1/18	1,162	1,293
7.3% 7/1/38	4,000	4,145
8.75% 2/14/19	2,368	2,804
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,204
4% 1/15/22	1,000	999
5.875% 11/15/16	2,131	2,410
6.5% 11/15/36	5,724	6,373
Viacom, Inc.:
4.25% 9/1/23	7,775	7,676
4.375% 9/15/14	2,000	2,071
4.375% 3/15/43	2,635	2,152
5.625% 9/15/19	1,000	1,124
6.125% 10/5/17	5,420	6,170
Walt Disney Co.:
1.125% 2/15/17	2,760	2,702
2.55% 2/15/22	2,810	2,646
5.5% 3/15/19	2,000	2,293
		150,681
Multiline Retail - 0.1%
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,274
4.3% 2/15/43	4,750	4,016
Target Corp.:
3.875% 7/15/20	3,000	3,191
4% 7/1/42	7,000	6,273
5.875% 7/15/16	2,100	2,374
7% 1/15/38	1,038	1,339
		21,467
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.4%
AutoZone, Inc.:
3.125% 7/15/23	$ 3,825	$ 3,507
3.7% 4/15/22	5,500	5,350
Home Depot, Inc.:
4.2% 4/1/43	1,575	1,457
5.4% 3/1/16	6,400	7,083
5.875% 12/16/36	4,700	5,390
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,270
4.625% 4/15/20	2,000	2,177
4.65% 4/15/42	6,500	6,311
5.8% 4/15/40	2,000	2,228
O'Reilly Automotive, Inc. 3.75% 6/15/23	2,825	2,740
Turlock Corp.:
1.5% 11/2/17 (b)	4,775	4,660
2.75% 11/2/22 (b)	5,725	5,252
4% 11/2/32 (b)	1,900	1,738
4.15% 11/2/42 (b)	1,900	1,670
		59,833
TOTAL CONSUMER DISCRETIONARY		255,735
CONSUMER STAPLES - 1.7%
Beverages - 0.5%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	4,999
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,586
2.625% 1/17/23	2,825	2,610
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	7,900	7,975
2.5% 7/15/22	8,625	7,911
4.125% 1/15/15	5,700	5,963
5.375% 1/15/20	1,500	1,712
8.2% 1/15/39	2,800	4,123
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,683
5.75% 10/23/17	5,185	5,904
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,652
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,643
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.: - continued
3.6% 8/13/42	$ 3,000	$ 2,486
4.875% 11/1/40	2,300	2,309
7.9% 11/1/18	6,000	7,589
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,841
3.15% 11/15/20	3,700	3,758
		80,744
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.75% 5/15/41	6,000	6,672
6.125% 9/15/39	1,000	1,157
Kroger Co.:
3.9% 10/1/15	9,000	9,498
5.15% 8/1/43	2,725	2,653
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,639
2.8% 4/15/16	6,700	7,032
3.2% 5/15/14	10,000	10,191
5.625% 4/1/40	2,000	2,273
5.625% 4/15/41	4,600	5,232
6.5% 8/15/37	8,275	10,349
Walgreen Co.:
1.8% 9/15/17	1,900	1,883
3.1% 9/15/22	2,850	2,666
		67,245
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,261
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,567
3.2% 1/25/23	5,675	5,289
5.875% 4/15/14	4,000	4,125
General Mills, Inc. 5.65% 2/15/19	13,501	15,536
Kellogg Co.:
3.125% 5/17/22	1,875	1,801
3.25% 5/21/18	2,800	2,926
4.45% 5/30/16	2,000	2,159
Kraft Foods Group, Inc.:
3.5% 6/6/22	3,750	3,659
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods Group, Inc.: - continued
5% 6/4/42	$ 2,825	$ 2,758
Kraft Foods, Inc.:
6.125% 2/1/18	5,497	6,316
6.75% 2/19/14	535	550
6.875% 2/1/38	5,250	6,319
		61,266
Household Products - 0.1%
Kimberly-Clark Corp. 2.4% 3/1/22	5,200	4,871
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,121
2.3% 2/6/22	4,700	4,430
3.15% 9/1/15	4,500	4,723
		19,145
Tobacco - 0.3%
Altria Group, Inc.:
4.25% 8/9/42	9,780	8,010
9.7% 11/10/18	2,049	2,681
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,139
4.5% 3/26/20	2,000	2,174
5.65% 5/16/18	6,789	7,813
6.375% 5/16/38	1,450	1,720
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,209
6.75% 6/15/17	2,899	3,336
7.25% 6/15/37	7,220	8,276
		39,358
TOTAL CONSUMER STAPLES		267,758
ENERGY - 2.6%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,127
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,342
Halliburton Co.:
6.15% 9/15/19	2,000	2,381
7.45% 9/15/39	1,500	2,008
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd.:
2.5% 3/15/17	$ 4,650	$ 4,655
3.05% 3/1/16	1,020	1,049
4.625% 3/1/21	1,340	1,372
5.25% 3/15/42	3,100	2,832
Transocean, Inc.:
6% 3/15/18	7,000	7,786
6.5% 11/15/20	4,000	4,415
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,733
7% 3/15/38	5,580	5,907
		39,607
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,185
6.2% 3/15/40	2,000	2,255
6.45% 9/15/36	2,675	3,110
Apache Corp.:
2.625% 1/15/23	8,000	7,296
5.1% 9/1/40	3,000	3,005
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,101
Canadian Natural Resources Ltd.:
5.7% 5/15/17	1,148	1,290
6.25% 3/15/38	6,850	7,749
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,592
3.8% 9/15/23	1,750	1,727
6.75% 11/15/39	2,000	2,386
Chevron Corp.:
1.104% 12/5/17	5,700	5,537
1.718% 6/24/18	7,525	7,405
ConocoPhillips:
4.6% 1/15/15	3,000	3,157
5.75% 2/1/19	2,902	3,359
6.5% 2/1/39	7,529	9,476
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,599
3.875% 3/15/23	3,775	3,443
Devon Energy Corp.:
3.25% 5/15/22	4,000	3,787
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Devon Energy Corp.: - continued
5.6% 7/15/41	$ 2,875	$ 2,970
5.625% 1/15/14	2,321	2,362
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,040
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	8,742
5.875% 12/15/16	1,000	1,125
6.5% 4/15/18	1,000	1,156
Encana Corp.:
3.9% 11/15/21	4,900	4,846
6.5% 2/1/38	5,000	5,497
Encana Holdings Finance Corp. 5.8% 5/1/14	2,861	2,953
Energy Transfer Partners LP 3.6% 2/1/23	8,550	7,922
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	9,527
4.85% 8/15/42	2,500	2,378
5.6% 10/15/14	1,937	2,037
5.7% 2/15/42	2,000	2,120
6.65% 4/15/18	2,000	2,361
7.55% 4/15/38	2,000	2,563
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,154
Hess Corp. 5.6% 2/15/41	3,400	3,478
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,383
3.5% 9/1/23	2,000	1,856
3.95% 9/1/22	7,000	6,825
5% 12/15/13	5,000	5,060
5% 3/1/43	1,000	929
5.625% 9/1/41	1,000	995
6.55% 9/15/40	3,000	3,355
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,433
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,049
5.125% 3/1/21	1,000	1,070
6.5% 3/1/41	1,000	1,097
Nexen, Inc.:
5.2% 3/10/15	900	950
5.875% 3/10/35	3,710	3,805
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	1,998
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.: - continued
2.7% 2/15/23	$ 6,000	$ 5,432
3.125% 2/15/22	2,000	1,899
ONEOK Partners LP 3.375% 10/1/22	5,000	4,529
Petro-Canada:
6.05% 5/15/18	3,650	4,226
6.8% 5/15/38	8,445	10,088
Petrobras Global Finance BV 4.375% 5/20/23	4,725	4,148
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	7,592
6.75% 1/27/41	6,275	5,830
7.875% 3/15/19	12,228	13,765
Petroleos Mexicanos:
3.5% 7/18/18	1,050	1,059
3.5% 1/30/23	1,850	1,656
4.875% 1/24/22	18,010	18,190
5.5% 6/27/44	8,600	7,461
Phillips 66 5.875% 5/1/42	9,500	10,084
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,119
5.75% 1/15/20	1,000	1,131
6.125% 1/15/17	1,795	2,038
6.65% 1/15/37	2,795	3,336
Shell International Finance BV:
1.125% 8/21/17	1,375	1,351
2.375% 8/21/22	3,000	2,736
6.375% 12/15/38	4,200	5,228
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,178
StatoilHydro ASA:
1.2% 1/17/18	5,575	5,415
2.9% 10/15/14	1,500	1,539
5.1% 8/17/40	2,000	2,094
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,010
6.85% 6/1/39	2,000	2,411
Talisman Energy, Inc.:
5.5% 5/15/42	7,300	6,861
5.85% 2/1/37	5,000	4,901
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,564
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Total Capital International SA:
1.55% 6/28/17	$ 5,000	$ 4,956
2.7% 1/25/23	1,900	1,746
2.875% 2/17/22	4,175	3,968
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,548
3.4% 6/1/15	1,000	1,044
6.1% 6/1/40	6,700	7,695
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,005
Valero Energy Corp. 6.625% 6/15/37	5,420	5,905
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,322
4% 7/1/22	3,000	2,919
Williams Partners LP 3.35% 8/15/22	2,800	2,546
XTO Energy, Inc.:
5% 1/31/15	1,733	1,840
5.65% 4/1/16	1,189	1,323
		385,183
TOTAL ENERGY		424,790
FINANCIALS - 8.6%
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,257
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,039
4.25% 5/24/21	6,500	6,864
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,700
Franklin Resources, Inc. 1.375% 9/15/17	1,900	1,847
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	9,757
2.9% 7/19/18	2,800	2,793
3.3% 5/3/15	2,225	2,302
3.625% 2/7/16	5,000	5,235
3.625% 1/22/23	9,000	8,483
5.25% 7/27/21	4,500	4,799
5.625% 1/15/17	7,000	7,616
5.75% 1/24/22	4,300	4,713
5.95% 1/18/18	3,000	3,352
6% 6/15/20	1,650	1,848
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.15% 4/1/18	$ 7,451	$ 8,413
6.75% 10/1/37	14,860	15,275
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,052
Lazard Group LLC:
6.85% 6/15/17	3,804	4,290
7.125% 5/15/15	1,364	1,480
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,577
6.875% 4/25/18	6,991	8,120
7.75% 5/14/38	4,175	5,006
Morgan Stanley:
2.125% 4/25/18	8,000	7,713
2.875% 1/24/14	5,000	5,041
2.875% 7/28/14	1,000	1,015
3.75% 2/25/23	6,775	6,422
4.2% 11/20/14	7,250	7,523
4.75% 4/1/14	4,287	4,375
5.45% 1/9/17	236	257
5.5% 7/28/21	3,400	3,688
5.625% 9/23/19	2,000	2,198
5.75% 1/25/21	5,000	5,512
5.95% 12/28/17	5,745	6,424
6% 5/13/14	3,242	3,352
6% 4/28/15	5,666	6,077
6.375% 7/24/42	2,900	3,207
6.625% 4/1/18	5,055	5,786
7.25% 4/1/32	1,000	1,205
7.3% 5/13/19	3,000	3,546
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,110
State Street Corp. 2.875% 3/7/16	3,340	3,485
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	9,961
2.3% 7/28/16	1,000	1,030
5.45% 5/15/19	2,000	2,283
UBS AG Stamford Branch:
2.25% 1/28/14	756	762
3.875% 1/15/15	1,163	1,211
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch: - continued
5.75% 4/25/18	$ 830	$ 952
5.875% 12/20/17	2,034	2,337
		216,290
Commercial Banks - 2.2%
American Express Bank FSB 6% 9/13/17	615	706
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,705
Bank of America NA:
5.3% 3/15/17	3,500	3,814
6% 10/15/36	2,419	2,724
Bank of Montreal 1.4% 9/11/17	2,875	2,806
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,093
4.375% 1/13/21	1,000	1,071
BB&T Corp.:
1.6% 8/15/17	5,700	5,600
2.05% 4/28/14	2,000	2,017
2.05% 6/19/18	1,900	1,874
BNP Paribas 3.6% 2/23/16	10,380	10,899
BNP Paribas SA 2.7% 8/20/18	4,900	4,873
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	1,000
Capital One Bank (U.S.A.) NA 3.375% 2/15/23	2,424	2,250
Comerica, Inc. 3% 9/16/15	1,268	1,318
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,791
1.9% 9/18/17	4,750	4,721
Corporacion Andina de Fomento:
3.75% 1/15/16	5,425	5,653
4.375% 6/15/22	10,300	10,179
Credit Suisse 6% 2/15/18	15,651	17,516
Credit Suisse New York Branch 2.2% 1/14/14	7,948	8,000
Discover Bank:
2% 2/21/18	7,375	7,130
4.2% 8/8/23	7,000	6,878
European Investment Bank:
1.625% 6/15/17	4,640	4,675
1.75% 3/15/17	5,000	5,082
2.875% 9/15/20	9,000	9,019
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea:
4% 1/11/17	$ 11,380	$ 11,978
5% 4/11/22	6,170	6,597
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,607
3.625% 1/25/16	2,000	2,102
4.5% 6/1/18	824	881
8.25% 3/1/38	2,079	2,679
HSBC Holdings PLC:
4.875% 1/14/22	10,100	10,797
5.1% 4/5/21	2,800	3,055
6.5% 9/15/37	10,500	11,848
Huntington Bancshares, Inc. 2.6% 8/2/18	4,675	4,620
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	7,998
1% 9/15/16	9,000	9,031
2.375% 5/26/15	12,300	12,716
JPMorgan Chase Bank 6% 10/1/17	7,075	8,026
KeyBank NA 5.8% 7/1/14	1,109	1,155
KeyCorp. 3.75% 8/13/15	7,000	7,363
Nordic Investment Bank 0.5% 4/14/16	8,450	8,394
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,699
6.7% 6/10/19	2,500	2,978
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,024
3.95% 11/9/22	5,300	5,040
4.5% 1/11/21	1,000	1,048
5.25% 5/24/41	3,000	3,094
Regions Bank 7.5% 5/15/18	2,000	2,336
Regions Financial Corp. 2% 5/15/18	3,650	3,487
Royal Bank of Canada 2.3% 7/20/16	5,500	5,673
Sumitomo Mitsui Banking Corp. 2.5% 7/19/18	4,351	4,355
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,235
2.5% 7/14/16	1,200	1,243
U.S. Bancorp:
3.15% 3/4/15	5,000	5,182
4.125% 5/24/21	3,000	3,147
Wachovia Bank NA 6.6% 1/15/38	10,000	12,161
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.:
5.625% 10/15/16	$ 3,367	$ 3,759
5.75% 6/15/17	2,905	3,305
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,034
2.1% 5/8/17	2,725	2,755
3.45% 2/13/23	3,675	3,419
5.625% 12/11/17	5,972	6,804
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,014
1.85% 12/9/13	9,800	9,842
2% 8/14/17	5,000	4,993
4.875% 11/19/19	3,700	4,110
Zions Bancorp. 4.5% 6/13/23	2,850	2,799
		354,777
Consumer Finance - 1.5%
American Express Co.:
4.05% 12/3/42	11,475	10,018
7% 3/19/18	5,750	6,876
7.25% 5/20/14	1,500	1,571
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,919
2.75% 9/15/15	5,000	5,181
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,201
7.375% 5/23/14	1,578	1,652
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,526
2.75% 6/24/15	1,500	1,553
2.85% 6/1/22	4,000	3,768
Discover Financial Services:
5.2% 4/27/22	1,000	1,033
6.45% 6/12/17	2,263	2,554
Ford Motor Credit Co. LLC:
2.5% 1/15/16	3,750	3,784
2.75% 5/15/15	11,400	11,591
3% 6/12/17	3,000	3,019
4.25% 2/3/17	7,600	7,972
4.25% 9/20/22	1,800	1,750
4.375% 8/6/23	4,000	3,895
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
5.875% 8/2/21	$ 11,375	$ 12,367
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,518
2.25% 11/9/15	6,228	6,375
2.95% 5/9/16	11,691	12,148
3.5% 6/29/15	12,081	12,637
4.65% 10/17/21	7,000	7,363
5.625% 9/15/17	7,044	7,961
5.625% 5/1/18	15,000	17,092
5.875% 1/14/38	15,625	16,872
6.375% 11/15/67 (e)	9,000	9,495
6.875% 1/10/39	4,000	4,829
HSBC Finance Corp. 5.5% 1/19/16	11,200	12,241
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,511
1.3% 3/12/18	3,675	3,562
1.6% 3/3/14	8,400	8,453
2.25% 4/17/19	10,250	10,178
2.8% 1/27/23	5,000	4,692
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,771
1% 2/17/15	1,600	1,611
2.05% 1/12/17	9,000	9,109
		242,648
Diversified Financial Services - 1.9%
Bank of America Corp.:
2% 1/11/18	3,550	3,442
4.1% 7/24/23	7,000	6,872
4.5% 4/1/15	16,765	17,579
5% 5/13/21	4,000	4,227
5.7% 1/24/22	6,250	6,884
5.75% 12/1/17	5,855	6,544
5.875% 1/5/21	6,640	7,389
6.5% 8/1/16	15,000	16,907
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,893
5.2% 7/10/14	2,000	2,074
BP Capital Markets PLC:
2.5% 11/6/22	3,000	2,679
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC: - continued
3.125% 10/1/15	$ 2,500	$ 2,616
3.245% 5/6/22	7,750	7,375
3.875% 3/10/15	2,000	2,096
4.5% 10/1/20	2,000	2,130
4.75% 3/10/19	1,000	1,098
Citigroup, Inc.:
2.25% 8/7/15	1,800	1,832
2.65% 3/2/15	13,899	14,213
3.375% 3/1/23	6,000	5,644
3.953% 6/15/16	1,450	1,537
4.75% 5/19/15	15,244	16,145
5.875% 1/30/42	4,500	4,978
6.125% 5/15/18	1,769	2,027
6.125% 8/25/36	3,650	3,644
8.125% 7/15/39	8,000	10,965
8.5% 5/22/19	1,688	2,137
CME Group, Inc. 5.75% 2/15/14	501	512
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,081
3.875% 8/18/14	5,000	5,146
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,883
6.375% 5/15/38	7,218	8,939
ING U.S., Inc. 5.7% 7/15/43 (b)	3,750	3,651
International Finance Corp.:
2.25% 4/11/16	5,700	5,905
2.75% 4/20/15	6,625	6,865
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	15,814
2% 8/15/17	7,000	6,951
3.15% 7/5/16	1,500	1,566
3.25% 9/23/22	4,000	3,737
3.375% 5/1/23	1,900	1,722
3.4% 6/24/15	10,710	11,153
3.7% 1/20/15	5,000	5,184
4.35% 8/15/21	2,000	2,074
4.5% 1/24/22	13,000	13,460
4.625% 5/10/21	1,500	1,584
5.5% 10/15/40	5,700	6,104
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
5.6% 7/15/41	$ 1,500	$ 1,621
6.3% 4/23/19	10,000	11,604
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,244
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,793
TECO Finance, Inc. 4% 3/15/16	2,875	3,045
		297,565
Insurance - 1.0%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,526
Allstate Corp. 6.2% 5/16/14	4,000	4,154
American International Group, Inc.:
3.375% 8/15/20	5,775	5,694
3.65% 1/15/14	3,700	3,737
3.8% 3/22/17	16,400	17,338
4.875% 9/15/16	5,400	5,888
4.875% 6/1/22	9,000	9,583
5.05% 10/1/15	3,000	3,239
5.85% 1/16/18	2,000	2,253
6.4% 12/15/20	2,900	3,380
8.25% 8/15/18	4,000	4,942
Aon Corp. 3.125% 5/27/16	8,000	8,343
Assurant, Inc. 5.625% 2/15/14	1,894	1,934
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	584
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,563
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,477
4.5% 2/11/43	2,000	1,874
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,162
Marsh & McLennan Companies, Inc. 2.3% 4/1/17	5,000	5,015
MetLife, Inc.:
2.375% 2/6/14	3,000	3,025
4.125% 8/13/42	3,900	3,442
5% 6/15/15	1,153	1,236
5.875% 2/6/41	2,400	2,716
7.717% 2/15/19	9,000	11,226
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,887
5% 8/15/43	4,000	3,977
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.4% 6/13/35	$ 447	$ 468
5.5% 3/15/16	421	464
5.625% 5/12/41	2,000	2,118
5.7% 12/14/36	380	403
6.2% 1/15/15	1,340	1,434
6.2% 11/15/40	2,400	2,736
7.375% 6/15/19	3,000	3,672
8.875% 6/15/38 (e)	2,944	3,548
The Chubb Corp.:
5.75% 5/15/18	4,175	4,815
6.5% 5/15/38	3,510	4,404
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	10,111
		161,368
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. 3.9% 6/15/23	5,650	5,266
American Tower Corp. 3.4% 2/15/19	7,475	7,465
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,731
4.125% 5/15/21	2,100	2,140
DDR Corp.:
3.375% 5/15/23	2,825	2,551
4.625% 7/15/22	1,900	1,902
Duke Realty LP:
3.625% 4/15/23	2,750	2,512
5.4% 8/15/14	5,172	5,373
5.95% 2/15/17	630	698
6.5% 1/15/18	1,000	1,140
Federal Realty Investment Trust 3% 8/1/22	4,750	4,364
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,419
3.75% 3/15/23	2,660	2,501
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,291
6.65% 1/15/18	612	656
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,193
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,484
		46,686
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.4%
BioMed Realty LP 4.25% 7/15/22	$ 3,000	$ 2,886
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,555
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,099
ERP Operating LP:
3% 4/15/23	1,875	1,706
4.625% 12/15/21	5,700	5,951
Liberty Property LP:
3.375% 6/15/23	2,775	2,524
4.75% 10/1/20	1,000	1,043
5.125% 3/2/15	840	884
5.5% 12/15/16	1,000	1,101
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,729
3.15% 5/15/23	4,700	4,088
4.5% 4/18/22	4,210	4,122
Regency Centers LP:
5.25% 8/1/15	2,113	2,262
5.875% 6/15/17	1,046	1,156
Simon Property Group LP:
2.8% 1/30/17	4,700	4,821
4.125% 12/1/21	3,200	3,309
4.2% 2/1/15	1,820	1,891
5.65% 2/1/20	4,300	4,801
Tanger Properties LP:
6.125% 6/1/20	4,408	5,089
6.15% 11/15/15	24	27
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,600
		61,644
TOTAL FINANCIALS		1,380,978
HEALTH CARE - 1.6%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	3,100	3,147
2.5% 11/15/16	2,000	2,070
3.875% 11/15/21	9,600	9,617
5.15% 11/15/41	11,150	10,798
5.85% 6/1/17	2,928	3,320
		28,952
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 4.5% 8/15/19	$ 3,000	$ 3,311
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,899
4.125% 6/1/21	7,000	7,209
4.125% 11/15/42	4,411	3,835
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,679
4.35% 11/1/42	2,000	1,796
CIGNA Corp. 4% 2/15/22	4,600	4,652
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,959
6.3% 8/15/14	3,584	3,766
Express Scripts Holding Co.:
2.1% 2/12/15	5,093	5,174
3.9% 2/15/22	10,400	10,416
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,427
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	1,765
McKesson Corp.:
0.95% 12/4/15	2,850	2,849
1.4% 3/15/18	4,725	4,555
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,060
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,659
4.375% 3/15/42	11,800	10,873
WellPoint, Inc.:
1.25% 9/10/15	1,575	1,583
1.875% 1/15/18	2,000	1,956
3.3% 1/15/23	2,000	1,877
4.625% 5/15/42	2,600	2,390
4.65% 1/15/43	2,000	1,841
5% 12/15/14	7,200	7,580
5.8% 8/15/40	4,000	4,353
		94,153
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,083
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15	5,700	5,716
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AbbVie, Inc.: - continued
1.75% 11/6/17	$ 5,700	$ 5,612
2.9% 11/6/22	5,700	5,298
4.4% 11/6/42	4,775	4,435
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,201
6.45% 9/15/37	3,250	3,932
Bristol-Myers Squibb Co.:
3.25% 8/1/42	2,800	2,242
5.45% 5/1/18	2,905	3,350
Hospira, Inc. 6.4% 5/15/15	2,000	2,185
Johnson & Johnson:
1.2% 5/15/14	4,700	4,727
4.85% 5/15/41	4,260	4,552
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,773
2.25% 1/15/16	1,000	1,031
2.4% 9/15/22	2,000	1,833
3.6% 9/15/42	2,000	1,688
3.875% 1/15/21	1,000	1,042
4% 6/30/15	3,000	3,179
5% 6/30/19	5,970	6,740
5.85% 6/30/39	1,000	1,166
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,447
3.7% 9/21/42	2,825	2,453
4.125% 2/10/14	12,903	13,106
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,278
6.2% 3/15/19	4,000	4,778
7.2% 3/15/39	5,400	7,337
Sanofi SA 1.25% 4/10/18	7,550	7,281
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22	6,675	6,131
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,073
3.25% 10/1/22	3,000	2,781
5% 8/15/14	1,000	1,037
Wyeth LLC 5.5% 2/1/14	5,400	5,511
Zoetis, Inc.:
1.875% 2/1/18 (b)	1,000	980
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.: - continued
3.25% 2/1/23 (b)	$ 1,000	$ 940
4.7% 2/1/43 (b)	1,000	937
		134,772
TOTAL HEALTH CARE		262,271
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,633
General Dynamics Corp. 2.25% 7/15/16	2,400	2,472
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,573
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,057
4.85% 9/15/41	2,700	2,672
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,698
4.75% 6/1/43	4,000	3,799
Raytheon Co.:
3.125% 10/15/20	2,000	2,002
4.875% 10/15/40	1,000	1,005
The Boeing Co.:
5% 3/15/14	3,000	3,070
6% 3/15/19	1,000	1,176
6.875% 3/15/39	3,300	4,428
United Technologies Corp.:
3.1% 6/1/22	2,875	2,796
4.5% 4/15/20	4,000	4,395
4.5% 6/1/42	3,000	2,939
5.7% 4/15/40	2,000	2,316
6.125% 2/1/19	4,000	4,727
		53,758
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
3.875% 4/1/14	3,900	3,975
6.2% 1/15/38	2,500	3,066
		7,041
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.1%
American Airlines pass-thru trust Series 2013-2 Class A, 4.95% 7/15/24 (b)	$ 3,750	$ 3,769
Continental Airlines, Inc.:
4% 4/29/26	4,700	4,547
6.648% 3/15/19	1,754	1,844
6.9% 7/2/19	605	631
		10,791
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,492
Waste Management, Inc. 2.9% 9/15/22	6,675	6,148
		10,640
Electrical Equipment - 0.0%
Roper Industries, Inc. 2.05% 10/1/18	5,675	5,531
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,690
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,084
6% 10/15/17	2,902	3,337
6.55% 10/15/37	4,250	5,328
Danaher Corp.:
1.3% 6/23/14	2,900	2,921
3.9% 6/23/21	2,900	3,020
General Electric Co. 5.25% 12/6/17	18,540	20,946
		41,326
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,560
5.3% 9/15/35	7,000	7,435
Deere & Co. 5.375% 10/16/29	1,000	1,137
		14,132
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,537
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,603
3.05% 3/15/22	10,000	9,508
4.375% 9/1/42	4,500	4,060
Canadian National Railway Co. 2.85% 12/15/21	5,000	4,835
CSX Corp.:
4.1% 3/15/44	6,775	5,837
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.: - continued
7.375% 2/1/19	$ 10,000	$ 12,191
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,145
3.25% 12/1/21	5,000	4,884
3.95% 10/1/42	1,900	1,627
5.75% 1/15/16	10,000	11,050
Union Pacific Corp. 4.75% 9/15/41	2,800	2,805
		72,082
TOTAL INDUSTRIALS		215,301
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,086
4.45% 1/15/20	2,000	2,185
4.95% 2/15/19	3,479	3,922
5.9% 2/15/39	12,416	14,495
		23,688
Computers & Peripherals - 0.1%
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,029
3.3% 12/9/16	5,250	5,465
4.3% 6/1/21	2,780	2,677
4.75% 6/2/14	8,300	8,529
6% 9/15/41	1,500	1,370
		20,070
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	2,979
6.55% 10/1/17	2,338	2,672
7.125% 10/1/37	2,475	2,902
		8,553
Internet Software & Services - 0.1%
eBay, Inc. 2.6% 7/15/22	9,525	8,781
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc.:
1.25% 5/19/14	$ 4,720	$ 4,749
3.625% 5/19/21	3,780	3,910
		17,440
IT Services - 0.2%
IBM Corp.:
1.25% 2/6/17	11,250	11,117
1.95% 7/22/16	1,500	1,540
7.625% 10/15/18	13,000	16,357
		29,014
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,043
4.5% 5/15/21	4,000	4,129
5.625% 12/15/19	1,000	1,104
8.25% 5/15/14	3,902	4,099
		10,375
Software - 0.1%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,081
2.95% 6/1/14	2,000	2,038
4.2% 6/1/19	2,000	2,199
5.3% 2/8/41	1,500	1,631
Oracle Corp.:
5.375% 7/15/40	4,000	4,365
5.75% 4/15/18	7,400	8,561
		20,875
TOTAL INFORMATION TECHNOLOGY		130,015
MATERIALS - 1.2%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,080
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,144
3.625% 1/15/21	5,000	5,083
4.625% 1/15/20	3,000	3,281
Ecolab, Inc.:
1% 8/9/15	4,750	4,747
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Ecolab, Inc.: - continued
1.45% 12/8/17	$ 6,650	$ 6,459
Lubrizol Corp. 8.875% 2/1/19	919	1,199
LYB International Finance BV 4% 7/15/23	5,625	5,531
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,905
3.75% 9/30/15	2,000	2,107
4.875% 3/30/20	1,500	1,613
5.625% 12/1/40	1,800	1,884
Praxair, Inc.:
2.45% 2/15/22	4,650	4,312
3.25% 9/15/15	3,200	3,360
The Dow Chemical Co.:
4.125% 11/15/21	7,700	7,813
8.55% 5/15/19	2,358	2,996
9.4% 5/15/39	3,000	4,386
		63,900
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	2,040
Containers & Packaging - 0.1%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,127
6.8% 8/1/19	3,000	3,497
		6,624
Metals & Mining - 0.6%
Alcoa, Inc. 5.4% 4/15/21	5,700	5,620
Barrick Gold Corp.:
3.85% 4/1/22	8,000	7,068
5.25% 4/1/42	4,500	3,636
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	9,300	8,760
5.5% 4/1/14	2,500	2,574
6.5% 4/1/19	2,500	2,956
Freeport-McMoRan Copper & Gold, Inc.:
2.375% 3/15/18 (b)	10,425	9,730
3.1% 3/15/20 (b)	3,800	3,437
3.55% 3/1/22	5,125	4,564
3.875% 3/15/23 (b)	2,000	1,781
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.:
5.125% 10/1/19	$ 1,000	$ 1,046
6.25% 10/1/39	1,600	1,514
Rio Tinto Finance (U.S.A.) Ltd.:
2.25% 9/20/16	1,200	1,219
3.75% 9/20/21	3,200	3,105
5.2% 11/2/40	1,000	972
6.5% 7/15/18	1,398	1,622
7.125% 7/15/28	2,000	2,430
8.95% 5/1/14	4,000	4,216
Rio Tinto Finance (U.S.A.) PLC:
2.5% 12/14/18	3,000	2,904
2.875% 8/21/22	6,000	5,412
Teck Resources Ltd.:
4.75% 1/15/22	3,850	3,785
5.2% 3/1/42	5,200	4,312
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	6,623
6.25% 1/23/17	9,395	10,368
		99,654
Paper & Forest Products - 0.1%
International Paper Co. 4.75% 2/15/22	11,500	12,066
TOTAL MATERIALS		184,284
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.4% 8/15/16	12,800	13,155
4.35% 6/15/45	24,760	21,034
5.55% 8/15/41	7,300	7,438
5.8% 2/15/19	4,000	4,581
6.3% 1/15/38	838	930
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	159
British Telecommunications PLC:
2% 6/22/15	7,000	7,117
9.625% 12/15/30	4,515	6,802
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,283
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
France Telecom SA:
2.125% 9/16/15	$ 1,000	$ 1,017
5.375% 7/8/19	4,000	4,369
SBC Communications, Inc. 5.1% 9/15/14	2,149	2,249
Telecom Italia Capital SA:
6.999% 6/4/18	1,776	1,920
7.175% 6/18/19	6,000	6,520
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	3,974
4.949% 1/15/15	3,000	3,119
5.462% 2/16/21	2,700	2,755
5.877% 7/15/19	2,000	2,129
6.421% 6/20/16	1,151	1,260
7.045% 6/20/36	2,600	2,755
Verizon Communications, Inc.:
1.25% 11/3/14	8,400	8,454
2% 11/1/16	9,600	9,725
4.75% 11/1/41	1,000	912
6.25% 4/1/37	3,121	3,429
6.35% 4/1/19	6,000	6,988
6.9% 4/15/38	6,025	7,138
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,345
		137,557
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	4,750
6.125% 11/15/37	8,365	8,618
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,397
8.5% 11/15/18	3,486	4,404
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,837
1.5% 2/19/18	7,700	7,397
2.5% 9/26/22	3,000	2,644
2.875% 3/16/16	440	454
3.375% 11/24/15	1,000	1,048
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC: - continued
5% 12/16/13	$ 2,275	$ 2,304
5.45% 6/10/19	6,000	6,719
		44,572
TOTAL TELECOMMUNICATION SERVICES		182,129
UTILITIES - 1.7%
Electric Utilities - 1.2%
Alabama Power Co. 5.2% 6/1/41	3,850	4,123
AmerenUE:
3.9% 9/15/42	3,700	3,299
6.4% 6/15/17	2,959	3,432
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	3,885
2.95% 12/15/22	4,000	3,651
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,762
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,140
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,607
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,549
Commonwealth Edison Co.:
1.625% 1/15/14	6,418	6,448
3.4% 9/1/21	1,000	1,010
5.8% 3/15/18	9,945	11,509
Detroit Edison Co. 2.65% 6/15/22	8,000	7,549
Duke Capital LLC 5.668% 8/15/14	2,036	2,120
Duke Energy Carolinas LLC:
4% 9/30/42	3,750	3,387
5.25% 1/15/18	4,355	4,953
6% 1/15/38	3,450	4,075
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,619
3.95% 9/15/14	4,500	4,649
Edison International 3.75% 9/15/17	3,000	3,148
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,505
Hydro-Quebec:
1.375% 6/19/17	1,000	994
2% 6/30/16	7,310	7,501
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,605
Mississippi Power Co. 4.25% 3/15/42	1,840	1,634
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Nevada Power Co. 6.5% 8/1/18	$ 1,555	$ 1,852
Northern States Power Co.:
3.4% 8/15/42	2,000	1,644
5.25% 3/1/18	10,500	11,954
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,614
3.75% 8/15/42	5,900	4,882
5.4% 1/15/40	4,000	4,192
PacifiCorp 6% 1/15/39	6,193	7,474
Pennsylvania Electric Co. 6.05% 9/1/17	757	849
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,810
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,501
4.2% 6/15/22	2,000	2,010
4.7% 6/1/43	1,800	1,625
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,874
6% 12/1/39	3,200	3,570
Public Service Electric & Gas Co.:
2.7% 5/1/15	2,000	2,064
3.65% 9/1/42	2,825	2,443
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,545
Tampa Electric Co.:
6.15% 5/15/37	6,260	7,351
6.55% 5/15/36	5,500	6,701
Virginia Electric & Power Co.:
5% 6/30/19	5,000	5,659
6% 5/15/37	2,000	2,373
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,337
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,130
		184,608
Gas Utilities - 0.0%
Southern California Gas Co. 3.75% 9/15/42	2,000	1,762
Southern Natural Gas Co. 5.9% 4/1/17 (b)	438	494
		2,256
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,539
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,371
		8,910
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	$ 3,364	$ 3,867
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,332
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,173
5.5% 12/1/39	2,500	2,808
Consumers Energy Co. 2.85% 5/15/22	6,650	6,411
Delmarva Power & Light 4% 6/1/42	4,000	3,668
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,025
2.5756% 9/30/66 (e)	1,000	931
4.9% 8/1/41	2,000	2,007
7.5% 6/30/66 (e)	1,000	1,080
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,316
6.5% 9/15/37	7,605	8,990
National Grid PLC 6.3% 8/1/16	1,463	1,655
NiSource Finance Corp.:
4.8% 2/15/44	5,500	4,958
5.25% 9/15/17	835	925
5.4% 7/15/14	1,334	1,386
5.45% 9/15/20	5,111	5,617
6.25% 12/15/40	2,453	2,686
6.4% 3/15/18	1,532	1,767
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,005
Sempra Energy:
2.875% 10/1/22	3,000	2,765
6% 10/15/39	1,000	1,111
6.5% 6/1/16	3,000	3,407
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,228	4,387
		70,277
TOTAL UTILITIES		266,051
TOTAL NONCONVERTIBLE BONDS (Cost $3,456,359)		3,569,312
U.S. Government and Government Agency Obligations - 43.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.9%
Fannie Mae:
0.5% 3/30/16	$ 28,500	$ 28,353
0.875% 8/28/14	68,669	69,135
0.875% 10/26/17	32,907	32,029
1.875% 9/18/18	15,050	15,024
5% 3/15/16	28,200	31,239
Federal Farm Credit Bank 3% 9/22/14	50,000	51,487
Federal Home Loan Bank:
0.375% 11/27/13	10,095	10,102
0.375% 1/29/14	20,085	20,109
1% 6/21/17	35,300	34,897
5% 11/17/17	33,300	38,002
Freddie Mac:
0.5% 5/13/16	30,000	29,788
0.875% 10/14/16	24,375	24,290
1% 8/27/14	13,211	13,323
1% 6/29/17	2,660	2,629
1% 9/29/17	32,075	31,488
1.375% 5/1/20	14,000	13,052
1.75% 9/10/15	20,385	20,905
2.375% 1/13/22	13,000	12,442
3.75% 3/27/19	2,300	2,498
4.875% 6/13/18	66,960	76,523
6.25% 7/15/32	7,700	10,005
6.75% 3/15/31	26,000	35,154
Tennessee Valley Authority:
5.25% 9/15/39	20,000	21,679
5.375% 4/1/56	5,395	5,845
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		629,998
U.S. Treasury Obligations - 39.5%
U.S. Treasury Bonds:
2.75% 8/15/42	39,740	32,817
2.875% 5/15/43	11,820	9,999
3.125% 2/15/43	70,330	62,803
3.5% 2/15/39	12,115	11,825
3.875% 8/15/40	30,080	31,217
4.25% 5/15/39	26,000	28,746
4.25% 11/15/40	811	895
4.375% 2/15/38	8,200	9,239
4.375% 11/15/39	100	113
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.375% 5/15/40	$ 8,000	$ 9,012
4.375% 5/15/41	57,765	65,067
4.5% 2/15/36	18,000	20,678
4.5% 5/15/38	15,000	17,222
4.5% 8/15/39	39,000	44,826
4.625% 2/15/40	21,500	25,175
4.75% 2/15/37	11,000	13,076
4.75% 2/15/41	54,830	65,470
5% 5/15/37	11,000	13,527
5.375% 2/15/31	76,750	96,861
6.25% 5/15/30	86,360	118,637
8.75% 5/15/17	8,000	10,217
8.875% 8/15/17	5,000	6,480
8.875% 2/15/19	6,960	9,557
9% 11/15/18	4,000	5,469
9.125% 5/15/18	3,000	4,043
U.S. Treasury Notes:
0.125% 7/31/14	11,570	11,569
0.125% 4/30/15	91,500	91,196
0.25% 3/31/14	11,590	11,600
0.25% 10/31/14	82,910	82,975
0.25% 12/15/14	13,480	13,485
0.25% 1/15/15	66,710	66,707
0.25% 2/15/15	108,060	108,018
0.25% 2/28/15	22,700	22,688
0.25% 5/15/15	50,890	50,808
0.25% 7/15/15	43,300	43,190
0.25% 8/15/15	68,575	68,363
0.25% 9/15/15	40,400	40,258
0.25% 10/15/15	97,260	96,842
0.25% 12/15/15	923	918
0.25% 4/15/16	144,180	142,738
0.25% 5/15/16	88,100	87,109
0.375% 11/15/14	62,560	62,689
0.375% 3/15/15	36,320	36,363
0.375% 4/15/15	5,240	5,245
0.375% 6/15/15	56,410	56,417
0.375% 6/30/15	65,010	65,015
0.375% 11/15/15	139,170	138,855
0.375% 1/15/16	54,106	53,890
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.375% 2/15/16	$ 91,200	$ 90,765
0.375% 3/15/16	7,580	7,537
0.5% 8/15/14	59,900	60,094
0.5% 6/15/16	41,060	40,829
0.625% 7/15/14	49,330	49,536
0.625% 7/15/16	147,580	147,073
0.625% 8/15/16	50,050	49,831
0.625% 5/31/17	31,820	31,191
0.625% 9/30/17	59,465	57,844
0.625% 11/30/17	16,510	15,998
0.75% 10/31/17	32,870	32,071
0.75% 2/28/18	11,460	11,105
0.75% 3/31/18	31,410	30,367
0.875% 11/30/16	43,120	43,053
0.875% 12/31/16	12,063	12,027
0.875% 1/31/17	54,880	54,627
0.875% 2/28/17	109,294	108,654
0.875% 1/31/18	9,310	9,086
1% 8/31/16	100,010	100,573
1% 9/30/16	46,030	46,249
1% 10/31/16	86,750	87,062
1% 3/31/17	45,115	44,974
1% 5/31/18	4,670	4,552
1% 11/30/19	19,360	18,170
1.125% 4/30/20	22,330	20,886
1.25% 3/15/14	330	332
1.25% 4/15/14	42,353	42,652
1.25% 8/31/15	76,590	77,853
1.25% 9/30/15	6,000	6,101
1.25% 10/31/15	39,660	40,329
1.25% 4/30/19	1,150	1,112
1.25% 10/31/19	46,950	44,885
1.25% 2/29/20	30,800	29,164
1.375% 6/30/18	31,800	31,492
1.375% 7/31/18	1,175	1,162
1.375% 9/30/18	156,220	154,072
1.375% 2/28/19	98,500	96,284
1.375% 1/31/20	31,420	30,065
1.5% 6/30/16	86,270	88,110
1.5% 7/31/16	31,340	31,996
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.5% 8/31/18	$ 252,040	$ 250,465
1.5% 3/31/19	12,800	12,576
1.625% 8/15/22	115,424	105,730
1.75% 3/31/14	950	959
1.75% 7/31/15	53,000	54,358
1.75% 5/31/16	13,840	14,234
1.75% 10/31/18	10	10
1.75% 5/15/23	141,760	129,312
1.875% 2/28/14	1,660	1,675
1.875% 4/30/14	1	1
1.875% 6/30/15	60,900	62,558
1.875% 9/30/17	11,325	11,586
1.875% 10/31/17	40,860	41,763
1.875% 6/30/20	24,290	23,787
2% 4/30/16	49,100	50,842
2% 7/31/20	25,700	25,333
2% 2/15/23	128,980	120,969
2.125% 5/31/15	86,030	88,668
2.125% 12/31/15	18,710	19,404
2.125% 2/29/16	145,700	151,255
2.125% 8/15/21	90,750	88,481
2.25% 5/31/14	20,570	20,893
2.25% 3/31/16	54,000	56,261
2.25% 11/30/17	11,000	11,406
2.375% 2/28/15	9,084	9,365
2.5% 3/31/15	52,000	53,783
2.5% 4/30/15	50,580	52,390
2.5% 8/15/23	46,030	44,922
2.625% 6/30/14	31,801	32,451
2.625% 7/31/14	11,830	12,095
2.625% 12/31/14	49,640	51,209
2.625% 2/29/16	13,600	14,286
2.625% 4/30/18	10,200	10,710
2.625% 8/15/20	141,000	144,845
2.625% 11/15/20	94,180	96,395
2.75% 11/30/16	25,000	26,455
2.75% 12/31/17	3,000	3,172
3% 8/31/16	12,402	13,205
3% 9/30/16	22,000	23,442
3.125% 10/31/16	23,900	25,567
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/21	$ 50,876	$ 53,527
3.25% 5/31/16	14,200	15,185
3.25% 12/31/16	25,000	26,869
3.375% 11/15/19	27,740	30,026
3.5% 2/15/18	4,000	4,357
3.5% 5/15/20	81,800	88,919
3.625% 8/15/19	10	11
3.625% 2/15/20	59,600	65,318
3.625% 2/15/21	39,800	43,385
3.875% 5/15/18	8,000	8,862
4% 2/15/15	9,600	10,115
4% 8/15/18	22,000	24,545
4.125% 5/15/15	19,300	20,531
4.25% 11/15/17	16,000	17,915
4.5% 5/15/17	13,000	14,587
4.625% 11/15/16	15,000	16,757
4.625% 2/15/17	14,000	15,708
5.125% 5/15/16	13,100	14,663
TOTAL U.S. TREASURY OBLIGATIONS		6,347,770
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,899,019)		6,977,768
U.S. Government Agency - Mortgage Securities - 30.4%

Fannie Mae - 18.6%
2.5% 3/1/27 to 8/1/28	202,288	200,484
2.5% 9/1/28 (d)	13,000	12,868
2.667% 11/1/34 (e)	16,667	17,455
3% 11/1/20 to 8/1/43	550,496	534,876
3% 9/1/28 (d)	5,000	5,105
3% 9/1/43 (d)	7,300	6,979
3% 9/1/43 (d)	7,300	6,979
3% 9/1/43 (d)	4,900	4,684
3% 9/1/43 (d)	4,900	4,684
3% 9/1/43 (d)	19,600	18,738
3% 9/1/43 (d)	14,600	13,958
3% 9/1/43 (d)	9,800	9,369
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 9/1/43 (d)	$ 19,600	$ 18,738
3% 9/1/43 (d)	28,000	26,768
3.077% 4/1/41 (e)	11,151	11,616
3.5% 10/1/18 to 8/1/43	389,472	392,344
3.5% 9/1/28 (d)	2,000	2,088
3.5% 9/1/43 (d)	29,000	28,921
3.5% 9/1/43 (d)	27,000	26,926
4% 8/1/18 to 6/1/42	337,857	350,991
4% 9/1/28 (d)	5,000	5,273
4% 9/1/43 (d)	62,300	64,242
4% 9/1/43 (d)	4,000	4,125
4% 10/1/43 (d)	62,300	64,059
4.106% 11/1/34 (e)	1,437	1,501
4.5% 4/1/18 to 11/1/41	352,609	372,916
4.5% 7/1/39	98	103
4.5% 9/1/43 (d)	7,000	7,385
4.5% 10/1/43 (d)	7,000	7,366
5% 6/1/20 to 4/1/41	195,832	210,369
5% 9/1/43 (d)	18,000	19,348
5% 9/1/43 (d)	45,800	49,229
5% 10/1/43 (d)	57,800	61,987
5% 10/1/43 (d)	3,000	3,217
5.5% 8/1/14 to 7/1/41	171,333	185,907
5.5% 9/1/43 (d)	10,000	10,856
6% 8/1/22 to 7/1/41	153,206	167,893
6.5% 4/1/19 to 6/1/40	53,642	59,582
TOTAL FANNIE MAE		2,989,929
Freddie Mac - 4.4%
1.865% 3/1/36 (e)	9,204	9,539
2.369% 12/1/35 (e)	7,330	7,702
2.5% 5/1/23 to 3/1/28	53,000	52,510
2.935% 9/1/37 (e)	2,253	2,379
3% 4/1/21 to 6/1/43	126,130	122,884
3% 9/1/28 (d)	17,000	17,351
3.5% 9/1/18 to 9/1/42	100,426	101,847
3.5% 9/1/43 (d)	57,800	57,479
4% 8/1/31 to 1/1/42	85,538	88,128
4.5% 6/1/25 to 10/1/41	104,850	110,650
4.731% 3/1/35 (e)	3,815	4,033
5% 4/1/23 to 9/1/40	62,168	66,732
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 3/1/34 to 12/1/39	$ 51,233	$ 55,341
6% 4/1/32 to 8/1/37	3,155	3,475
6.5% 8/1/36 to 12/1/37	1,759	1,948
TOTAL FREDDIE MAC		701,998
Ginnie Mae - 7.4%
3% 4/15/42 to 7/15/43	216,158	209,159
3% 9/1/43 (d)	19,000	18,354
3.5% 10/15/40 to 6/15/43	210,393	212,318
3.5% 9/1/43 (d)	9,000	9,068
3.5% 9/1/43 (d)	50,000	50,379
4% 1/15/25 to 3/15/42	169,945	177,061
4.5% 9/15/33 to 9/20/42	214,712	228,467
4.5% 9/1/43 (d)	4,000	4,250
4.5% 10/1/43 (d)	4,000	4,239
5% 7/15/38 to 9/15/41	140,989	153,404
5.5% 10/15/33 to 12/20/41	57,231	62,608
6% 5/20/34 to 12/15/40	36,086	39,839
6.5% 8/20/36 to 2/15/39	15,320	17,211
TOTAL GINNIE MAE		1,186,357
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,913,082)		4,878,284
Asset-Backed Securities - 0.1%

Chase Issuance Trust Series 2012-A4 Class A4, 1.58% 8/16/21	2,800	2,654
Citibank Credit Card Issuance Trust:
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,036
Series 2013-A3 Class A3, 1.11% 7/23/18	2,800	2,800
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	6,282
Ford Credit Auto Owner Trust Series 2013-C Class A3, 0.82% 12/15/17	4,675	4,674
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	$ 1,875	$ 1,873
Nissan Auto Receivables Trust Series 2013-B Class A3, 0.84% 11/15/17	3,750	3,746
TOTAL ASSET-BACKED SECURITIES (Cost $23,150)		23,065
Commercial Mortgage Securities - 2.0%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	275	275
Series 2006-2 Class AAB, 5.7116% 5/10/45 (e)	711	736
Series 2006-3 Class A4, 5.889% 7/10/44	6,760	7,407
Series 2006-5 Class A2, 5.317% 9/10/47	3,349	3,372
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,588
Series 2007-4 Class A3, 5.8103% 2/10/51 (e)	776	800
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	3,939	4,102
Series 2006-6 Class E, 5.619% 10/10/45 (b)	733	81
Series 2007-3:
Class A3, 5.5595% 6/10/49 (e)	2,118	2,124
Class A4, 5.5595% 6/10/49 (e)	2,643	2,927
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,777	3,011
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(e)(f)	4,618	323
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7131% 6/11/40 (e)	16,612	18,663
Series 2006-PW13 Class A3, 5.518% 9/11/41	1,513	1,512
Series 2006-T22 Class A4, 5.5802% 4/12/38 (e)	159	173
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (b)	1,490	1,518
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,314
Series 2007-C6 Class A4, 5.6962% 12/10/49 (e)	9,950	11,144
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,212	2,420
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,234	1,260
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	228
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust: - continued
Series 2007-C2 Class B, 5.617% 4/15/47 (e)	$ 1,416	$ 1,040
COMM pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.8% 12/10/49 (e)	2,805	3,176
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,264	6,809
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	2,536	2,780
Series 2007-C3 Class A4, 5.6829% 6/15/39 (e)	6,875	7,513
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	1,148	1,278
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5341% 4/15/22 (b)(e)	4,524	4,091
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	405	406
Series 2006-C1 Class A3, 5.392% 2/15/39 (e)	3,099	3,142
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.3341% 2/15/22 (b)(e)	480	475
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(e)	1,938	284
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	14,576
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (b)(e)	477	469
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	4,047
Series 2006-GG7 Class A4, 5.8603% 7/10/38 (e)	13,750	15,097
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	255	258
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4893% 12/12/44 (e)	557	564
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	883
Series 2006-LDP9 Class A3, 5.336% 5/15/47	529	580
Series 2007-CB19 Class A4, 5.711% 2/12/49 (e)	28,547	31,800
Series 2007-LD11:
Class A2, 5.7987% 6/15/49 (e)	1,654	1,693
Class A4, 5.8137% 6/15/49 (e)	8,435	9,396
Series 2007-LDPX Class A3, 5.42% 1/15/49	11,700	12,865
Series 2006-LDP7 Class A4, 5.8629% 4/15/45 (e)	3,650	4,001
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.711% 2/12/49 (e)	$ 108	$ 42
Class C, 5.711% 2/12/49 (e)	283	58
Class D, 5.711% 2/12/49 (e)	298	34
Series 2007-LDP10 Class ES, 5.5357% 1/15/49 (b)(e)	656	8
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (e)	3,327	3,740
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	1	1
Series 2006-C6 Class A4, 5.372% 9/15/39	571	629
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,039
Series 2007-C1 Class A4, 5.424% 2/15/40	1,163	1,279
Series 2007-C2 Class A3, 5.43% 2/15/40	507	556
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	1,584	1,734
Series 2007-C7 Class A3, 5.866% 9/15/45	6,871	7,533
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4141% 9/15/21 (b)(e)	406	402
Class E, 0.4741% 9/15/21 (b)(e)	1,465	1,436
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4193% 1/12/44 (b)(e)	1,103	970
Series 2006-C1 Class A2, 5.6376% 5/12/39 (e)	495	496
Series 2007-C1 Class A4, 5.8499% 6/12/50 (e)	4,800	5,359
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	3,028
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.305% 12/12/49 (e)	65	65
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	689	712
Series 2007-5 Class A4, 5.378% 8/12/48	6,991	7,649
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	2,000	2,191
Series 2007-7 Class A4, 5.7364% 6/12/50 (e)	4,438	4,930
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,268	278
Series 2007-8 Class A3, 5.8968% 8/12/49 (e)	1,094	1,227
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.344% 10/15/20 (b)(e)	728	710
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (e)	$ 596	$ 606
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,520
Series 2006-IQ11 Class A4, 5.682% 10/15/42 (e)	340	369
Series 2006-T23 Class A3, 5.8075% 8/12/41 (e)	647	647
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (e)	1,902	2,100
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	179	71
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	3,364	3,395
Series 2007-C30 Class A5, 5.342% 12/15/43	15,662	17,256
Series 2007-C31 Class A4, 5.509% 4/15/47	8,483	9,284
Series 2007-C32 Class A3, 5.7482% 6/15/49 (e)	8,092	9,040
Series 2007-C33:
Class A4, 5.9241% 2/15/51 (e)	2,430	2,652
Class A5, 5.9241% 2/15/51 (e)	839	946
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,316
Series 2005-C22:
Class B, 5.3802% 12/15/44 (e)	2,812	2,287
Class F, 5.3802% 12/15/44 (b)(e)	2,115	635
Series 2006-C23 Class A5, 5.416% 1/15/45 (e)	7,395	8,051
Series 2006-C25 Class AM, 5.7314% 5/15/43 (e)	664	715
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $244,406)		313,197
Municipal Securities - 0.7%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	12,627
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	2,896
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,131
7.55% 4/1/39	15,000	19,415
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	7,808
Series 2011:
4.511% 3/1/15	1,590	1,653
4.961% 3/1/16	2,830	2,980
5.877% 3/1/19	2,080	2,233
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	$ 9,450	$ 11,566
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	5,762
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	10,434
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	11,699
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,235	6,104
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,074
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,090
TOTAL MUNICIPAL SECURITIES (Cost $106,596)		108,472
Foreign Government and Government Agency Obligations - 2.6%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	16,255
5.625% 1/7/41	14,750	14,234
6% 1/17/17	3,000	3,341
Canadian Government:
0.875% 2/14/17	2,200	2,188
2.375% 9/10/14	3,000	3,065
Chilean Republic 3.25% 9/14/21	9,000	8,676
Colombian Republic:
2.625% 3/15/23	7,575	6,571
6.125% 1/18/41	4,750	4,982
Export Development Canada 1.25% 10/26/16	4,000	4,023
Israeli State 4% 6/30/22	7,000	7,133
Italian Republic:
3.125% 1/26/15	16,000	16,381
5.375% 6/12/17	2,375	2,569
6.875% 9/27/23	6,000	7,027
KfW:
0.5% 4/19/16	8,000	7,943
1% 1/12/15	38,700	38,999
1% 6/11/18	5,900	5,689
2.125% 1/17/23	12,000	11,066
4% 1/27/20	3,000	3,269
4.875% 6/17/19	25,000	28,646
Korean Republic 7.125% 4/16/19	6,650	8,085
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Manitoba Province:
1.3% 4/3/17	$ 3,420	$ 3,426
2.1% 9/6/22	1,900	1,731
New Brunswick Province 2.75% 6/15/18	4,350	4,517
Ontario Province:
1% 7/22/16	17,000	16,950
4% 10/7/19	15,000	16,131
Panamanian Republic 4.3% 4/29/53	5,675	4,200
Peruvian Republic:
5.625% 11/18/50	3,300	3,226
6.55% 3/14/37	3,075	3,475
7.125% 3/30/19	1,900	2,261
Philippine Republic:
6.375% 10/23/34	10,375	11,802
6.5% 1/20/20	10,144	11,767
Polish Government:
3.875% 7/16/15	4,350	4,568
5% 10/19/15	3,050	3,299
5% 3/23/22	14,500	15,189
Province of British Columbia 1.2% 4/25/17	7,600	7,585
Province of Quebec 2.75% 8/25/21	20,000	19,201
South African Republic:
5.875% 5/30/22	1,900	1,981
6.875% 5/27/19	6,750	7,543
Turkish Republic:
6% 1/14/41	13,200	11,814
6.25% 9/26/22	13,225	13,672
6.75% 4/3/18	8,375	9,087
United Mexican States:
3.625% 3/15/22	3,000	2,924
4.75% 3/8/44	9,700	8,439
5.125% 1/15/20	23,500	25,827
6.05% 1/11/40	6,000	6,354
Uruguay Republic:
4.125% 11/20/45	4,750	3,503
4.5% 8/14/24	3,625	3,489
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $432,533)		424,103
Supranational Obligations - 1.1%
	Principal Amount (000s)	Value (000s)
African Development Bank:
0.875% 3/15/18	$ 1,900	$ 1,837
1.125% 3/15/17	1,300	1,298
3% 5/27/14	5,000	5,100
Asian Development Bank:
1.125% 3/15/17	5,000	5,005
2.75% 5/21/14	30,000	30,524
Council of Europe Development Bank:
1% 3/7/18	1,900	1,835
2.625% 2/16/16	4,250	4,432
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,591
1.625% 9/3/15	4,750	4,847
2.5% 3/15/16	3,800	3,958
European Investment Bank:
2.875% 1/15/15	5,000	5,167
3.125% 6/4/14	72,000	73,507
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,901
1.125% 3/15/17	17,100	17,076
3% 4/22/14	7,700	7,833
3.875% 9/17/19	5,000	5,478
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $171,369)		174,389
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $3,492)	3,422	3,587
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(e) (Cost $1,143)	1,725	1,904
Money Market Funds - 1.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (a) (Cost $191,444)	191,443,576	$ 191,444
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $16,442,593)		16,665,525
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(598,394)
NET ASSETS - 100%		$ 16,067,131
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/43	$ (44,000)	(42,065)
3% 9/1/43	(14,600)	(13,958)
3% 9/1/43	(9,800)	(9,369)
3% 9/1/43	(19,600)	(18,738)
4% 9/1/28	(1,000)	(1,055)
4% 9/1/43	(62,300)	(64,242)
4.5% 9/1/43	(7,000)	(7,385)
4.5% 10/1/43	(2,000)	(2,105)
5% 9/1/43	(57,800)	(62,127)
5% 9/1/43	(3,000)	(3,225)
5% 9/1/43	(3,000)	(3,225)
5.5% 9/1/43	(1,000)	(1,086)
TOTAL FANNIE MAE		(228,580)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3.5% 9/1/43	$ (6,000)	$ (6,045)
4.5% 9/1/43	(4,000)	(4,250)
4.5% 10/1/43	(1,000)	(1,060)
5% 9/1/43	(2,000)	(2,151)
TOTAL GINNIE MAE		(13,506)
TOTAL TBA SALE COMMITMENTS (Proceeds $242,851)		$ (242,086)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,112,000 or 0.3% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,207
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,569,312	$ -	$ 3,569,312	$ -
U.S. Government and Government Agency Obligations	6,977,768	-	6,977,768	-
U.S. Government Agency - Mortgage Securities	4,878,284	-	4,878,284	-
Asset-Backed Securities	23,065	-	23,065	-
Commercial Mortgage Securities	313,197	-	313,126	71
Municipal Securities	108,472	-	108,472	-
Foreign Government and Government Agency Obligations	424,103	-	424,103	-
Supranational Obligations	174,389	-	174,389	-
Bank Notes	3,587	-	3,587	-
Preferred Securities	1,904	-	1,904	-
Money Market Funds	191,444	191,444	-	-
Total Investments in Securities:	$ 16,665,525	$ 191,444	$ 16,474,010	$ 71
Other Financial Instruments:
TBA Sale Commitments	$ (242,086)	$ -	$ (242,086)	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $16,251,149)	$ 16,474,081
Fidelity Central Funds (cost $191,444)	191,444
Total Investments (cost $16,442,593)		$ 16,665,525
Cash		103
Receivable for investments sold, regular delivery		160,983
Receivable for TBA sale commitments		242,851
Receivable for fund shares sold		11,460
Interest receivable		90,709
Distributions receivable from Fidelity Central Funds		12
Receivable from investment adviser for expense reductions		291
Other receivables		448
Total assets		17,172,382

Liabilities
Payable for investments purchased Regular delivery	$ 177,239
Delayed delivery	648,104
TBA sale commitments, at value	242,086
Payable for fund shares redeemed	35,386
Distributions payable	363
Accrued management fee	671
Other affiliated payables	1,314
Other payables and accrued expenses	88
Total liabilities		1,105,251

Net Assets		$ 16,067,131
Net Assets consist of:
Paid in capital		$ 15,909,629
Undistributed net investment income		9,971
Accumulated undistributed net realized gain (loss) on investments		(76,166)
Net unrealized appreciation (depreciation) on investments		223,697
Net Assets		$ 16,067,131

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($5,337,617 ÷ 469,814 shares)	$ 11.36

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,107,991 ÷ 449,637 shares)	$ 11.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,766,059 ÷ 243,483 shares)	$ 11.36

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($867,305 ÷ 76,346 shares)	$ 11.36

Class F: Net Asset Value, offering price and redemption price per share ($1,988,159 ÷ 175,013 shares)	$ 11.36

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Dividends		$ 109
Interest		381,893
Income from Fidelity Central Funds		1,207
Total income		383,209

Expenses
Management fee	$ 8,006
Transfer agent fees	15,979
Independent trustees' compensation	61
Miscellaneous	38
Total expenses before reductions	24,084
Expense reductions	(3,373)	20,711
Net investment income (loss)		362,498
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,864
Change in net unrealized appreciation (depreciation) on: Investment securities	(839,525)
Delayed delivery commitments	765
Total change in net unrealized appreciation (depreciation)		(838,760)
Net gain (loss)		(833,896)
Net increase (decrease) in net assets resulting from operations		$ (471,398)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 362,498	$ 371,304
Net realized gain (loss)	4,864	114,525
Change in net unrealized appreciation (depreciation)	(838,760)	306,243
Net increase (decrease) in net assets resulting from operations	(471,398)	792,072
Distributions to shareholders from net investment income	(352,310)	(362,338)
Distributions to shareholders from net realized gain	(111,187)	(69,099)
Total distributions	(463,497)	(431,437)
Share transactions - net increase (decrease)	1,405,570	3,174,265
Total increase (decrease) in net assets	470,675	3,534,900

Net Assets
Beginning of period	15,596,456	12,061,556
End of period (including undistributed net investment income of $9,971 and undistributed net investment income of $8,359, respectively)	$ 16,067,131	$ 15,596,456

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 11.74	$ 11.67	$ 11.05	$ 10.73
Income from Investment Operations
Net investment income (loss) B	.254	.312	.351	.373	.445
Net realized and unrealized gain (loss)	(.604)	.358	.137	.613	.325
Total from investment operations	(.350)	.670	.488	.986	.770
Distributions from net investment income	(.246)	(.305)	(.342)	(.366)	(.450)
Distributions from net realized gain	(.084)	(.065)	(.076)	-	-
Total distributions	(.330)	(.370)	(.418)	(.366)	(.450)
Net asset value, end of period	$ 11.36	$ 12.04	$ 11.74	$ 11.67	$ 11.05
Total Return A	(2.97)%	5.82%	4.32%	9.10%	7.39%
Ratios to Average Net Assets C, E
Expenses before reductions	.22%	.22%	.28%	.36%	.45%
Expenses net of fee waivers, if any	.22%	.22%	.27%	.32%	.32%
Expenses net of all reductions	.22%	.22%	.27%	.32%	.32%
Net investment income (loss)	2.16%	2.63%	3.06%	3.32%	4.16%
Supplemental Data
Net assets, end of period (in millions)	$ 5,338	$ 5,981	$ 7,287	$ 11,355	$ 10,281
Portfolio turnover rate D	118%	100%	106%	165%	231% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended August 31,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.267	.321	.115
Net realized and unrealized gain (loss)	(.593)	.349	.301
Total from investment operations	(.326)	.670	.416
Distributions from net investment income	(.260)	(.315)	(.116)
Distributions from net realized gain	(.084)	(.065)	-
Total distributions	(.344)	(.380)	(.116)
Net asset value, end of period	$ 11.36	$ 12.03	$ 11.74
Total Return B, C	(2.78)%	5.82%	3.66%
Ratios to Average Net Assets E, H
Expenses before reductions	.17%	.17%	.17% A
Expenses net of fee waivers, if any	.10%	.12%	.17% A
Expenses net of all reductions	.10%	.12%	.17% A
Net investment income (loss)	2.27%	2.73%	3.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 5,108	$ 4,265	$ 1,533
Portfolio turnover rate F	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.272	.329	.118
Net realized and unrealized gain (loss)	(.594)	.349	.302
Total from investment operations	(.322)	.678	.420
Distributions from net investment income	(.264)	(.323)	(.120)
Distributions from net realized gain	(.084)	(.065)	-
Total distributions	(.348)	(.388)	(.120)
Net asset value, end of period	$ 11.36	$ 12.03	$ 11.74
Total Return B, C	(2.75)%	5.89%	3.69%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07%	.07% A
Expenses net of all reductions	.07%	.07%	.07% A
Net investment income (loss)	2.31%	2.78%	3.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,766	$ 3,121	$ 1,926
Portfolio turnover rate F	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended August 31,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.274	.331	.118
Net realized and unrealized gain (loss)	(.594)	.349	.303
Total from investment operations	(.320)	.680	.421
Distributions from net investment income	(.266)	(.325)	(.121)
Distributions from net realized gain	(.084)	(.065)	-
Total distributions	(.350)	(.390)	(.121)
Net asset value, end of period	$ 11.36	$ 12.03	$ 11.74
Total Return B, C	(2.73)%	5.91%	3.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05% A
Net investment income (loss)	2.33%	2.80%	3.27% A
Supplemental Data
Net assets, end of period (in millions)	$ 867	$ 869	$ 682
Portfolio turnover rate F	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.273	.331	.365	.359
Net realized and unrealized gain (loss)	(.593)	.349	.139	.542
Total from investment operations	(.320)	.680	.504	.901
Distributions from net investment income	(.266)	(.325)	(.358)	(.351)
Distributions from net realized gain	(.084)	(.065)	(.076)	-
Total distributions	(.350)	(.390)	(.434)	(.351)
Net asset value, end of period	$ 11.36	$ 12.03	$ 11.74	$ 11.67
Total Return B, C	(2.73)%	5.91%	4.47%	8.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.05%	.12%	.22% A
Expenses net of fee waivers, if any	.05%	.05%	.12%	.22% A
Expenses net of all reductions	.05%	.05%	.12%	.22% A
Net investment income (loss)	2.33%	2.80%	3.20%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,988	$ 1,361	$ 634	$ 97
Portfolio turnover rate F	118%	100%	106%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Spartan U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, in-kind transaction, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 468,392
Gross unrealized depreciation	(287,018)
Net unrealized appreciation (depreciation) on securities and other investments	$ 181,374

Tax Cost	$ 16,484,151

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 31,292
Net unrealized appreciation (depreciation)	$ 182,139

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 399,976	$ 382,677
Long-term Capital Gains	63,521	48,760
Total	$ 463,497	$ 431,437

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,060,054 and $460,820, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 9,362
Fidelity Advantage Class	6,004
Institutional Class	613
$ 15,979

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $150.

8. Expense Reductions.

Effective February 1, 2012, FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2014.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.11% /.10%*	$ 3,365

* Expense limitation effective January 1, 2013.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $3.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Investor Class	$ 115,436	$ 167,706
Fidelity Advantage Class	110,295	74,362
Institutional Class	68,676	73,422
Fidelity Advantage Institutional Class	19,939	21,433
Class F	37,964	25,415
Total	$ 352,310	$ 362,338
From net realized gain
Investor Class	$ 42,819	$ 38,973
Fidelity Advantage Class	29,986	9,226
Institutional Class	22,091	13,119
Fidelity Advantage Institutional Class	5,965	4,052
Class F	10,326	3,729
Total	$ 111,187	$ 69,099

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Investor Class
Shares sold	162,285	219,227	$ 1,906,998	$ 2,590,861
Reinvestment of distributions	13,229	17,223	156,261	203,302
Shares redeemed	(202,662)	(360,325)	(2,391,825)	(4,255,158)
Net increase (decrease)	(27,148)	(123,875)	$ (328,566)	$ (1,460,995)
Fidelity Advantage Class
Shares sold	234,913	295,544	$ 2,775,194	$ 3,495,741
Reinvestment of distributions	11,538	6,745	135,969	79,928
Shares redeemed	(151,195)	(78,535)	(1,773,340)	(930,374)
Net increase (decrease)	95,256	223,754	$ 1,137,823	$ 2,645,295
Institutional Class
Shares sold	69,848	140,043	$ 824,188	$ 1,653,379
Reinvestment of distributions	7,688	7,321	90,764	86,541
Shares redeemed	(93,374)	(52,167)	(1,094,762)	(616,935)
Net increase (decrease)	(15,838)	95,197	$ (179,810)	$ 1,122,985

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Fidelity Advantage Institutional Class
Shares sold	30,008	31,349	$ 352,756	$ 370,990
Reinvestment of distributions	2,196	2,157	25,904	25,485
Shares redeemed	(28,062)	(19,376)	(329,678)	(229,498)
Net increase (decrease)	4,142	14,130	$ 48,982	$ 166,977
Class F
Shares sold	68,612	72,364	$ 805,470	$ 856,804
Reinvestment of distributions	4,101	2,462	48,290	29,144
Shares redeemed	(10,818)	(15,698)	(126,619)	(185,945)
Net increase (decrease)	61,895	59,128	$ 727,141	$ 700,003

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 60% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 24% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Spartan U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Bond Index Fund (a fund of Fidelity Salem Street Trust) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Bond Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse

Annual Report

Trustees and Officers - continued

experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013, $40,645,594, or, if subsequently determined to be different, the net capital gain of such year.

A total of 23.94% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $215,722,978 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UBI-UANN-1013
1.790916.110

Spartan®

U.S. Bond Index
Fund

Class F

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets,as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class F A	-2.73%	4.76%	4.51%

A The initial offering of Class F shares took place on September 24, 2009. Returns prior to September 24, 2009 are those of Investor Class.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® U.S. Bond Index Fund - Class F on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period. The initial offering of Class F took place on September 24, 2009. See above for additional information regarding the performance of Class F.

Annual Report

Management's Discussion of Fund Performance

Comments from Curtis Hollingsworth and Alan Bembenek, Co-Portfolio Managers of Spartan® U.S. Bond Index Fund: For the 12-month period ending August 31, 2013, the fund's Class F shares - net of expenses - underperformed the Barclays® U.S. Aggregate Bond Index, which returned -2.47%. This underperformance stemmed from the combination of the fund's expenses (the benchmark does not have expenses) and a mismatch between when the index is priced (3:00 p.m. New York Time) and when the fund's net asset value (NAV) is struck (4:00 p.m.). For example, bond prices rose between 3:00 p.m. and 4:00 p.m. on August 31, 2012, but fell during the same hour on August 30, 2013 (the last trading day of the period), which hurt the performance of the fund. (For specific class-level returns, please see the performance section of this report.) In keeping with the fund's investment objective, our goal is to produce monthly returns, before expenses, that match the monthly returns of the Barclays index as closely as possible. We use a method called "stratified sampling," or investing in representative securities to construct a portfolio that approximately mirrors the structure of the index. We manage the portfolio to match the index in terms of its overall sensitivity to changes in interest rates and the yield curve.

In the fall of 2012, the Barclays index posted modest monthly gains, with bond prices bolstered in part by the Federal Reserve's decision to purchase $85 billion per month of agency mortgage securities and long-duration Treasuries. This program provided investors with confidence that interest rates would remain low for the foreseeable future, as the central bank pledged it would do whatever was needed to stimulate U.S. economic growth. In December and January, the index gave back some of those gains, partly in response to improvement in global economic data that ignited speculation the Fed would raise interest rates earlier than expected. In February, March and April, bonds performed better, as rate-hike fears were somewhat dampened by reassuring signs that the central bank planned to keep interest rates low for an extended period. In May and June, bonds came under severe pressure amid speculation that stronger-than-expected U.S. economic growth might induce the Fed to reduce its bond-buying program as early as September 2013, prompting investors to dump U.S. bonds of all types. Those fears were supported by Fed Chairman Ben Bernanke in May, when he testified the Fed may reduce its bond purchases before year-end if the economy continued to improve, a statement he reiterated in mid-June. The Barclays index suffered another decline in August when selling pressures resumed amid new worries that the Fed could taper as early as September.

Among the major sectors that comprise the Barclays index, U.S. Treasuries and mortgage-backed securities - those most likely to be hurt by an end to quantitative easing - performed the worst, returning -3.07% and -2.37%, respectively. U.S. government-agency securities returned -1.75%. Investment-grade credit returned -2.12%. Commercial mortgage-backed securities were the best-performing sector, adding 1.27%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Investor Class	.22%
Actual		$ 1,000.00	$ 970.50	$ 1.09
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 971.10	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Institutional Class	.07%
Actual		$ 1,000.00	$ 971.20	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 971.30	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26
Class F	.05%
Actual		$ 1,000.00	$ 971.30	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.95	$ .26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Government and U.S. Government Agency Obligations 72.4%	U.S. Government and U.S. Government Agency Obligations 71.2%
AAA 3.3%	AAA 3.5%
AA 3.7%	AA 3.5%
A 10.1%	A 9.8%
BBB 11.2%	BBB 11.2%
BB and Below 0.3%	BB and Below 0.0%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets† (1.1)%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2013
6 months ago
Years	6.5	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	5.3	4.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013 *	As of February 28, 2013 **
Corporate Bonds 22.2%	Corporate Bonds 22.8%
U.S. Government and U.S. Government Agency Obligations 72.4%	U.S. Government and U.S. Government Agency Obligations 71.2%
Asset-Backed Securities 0.1%	Asset-Backed Securities 0.1%
CMOs and Other Mortgage Related Securities 2.0%	CMOs and Other Mortgage Related Securities 1.7%
Municipal Bonds 0.7%	Municipal Bonds 0.7%
Other Investments 3.7%	Other Investments 2.8%
Short-Term Investments and Net Other Assets (Liabilities)† (1.1)%	Short-Term Investments and Net Other Assets (Liabilities) 0.7%

* Foreign investments	8.0%	** Foreign investments	8.0%
† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	$ 4,800	$ 4,222
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19 (b)	1,623	1,600
University Southern California 5.25% 10/1/2111	2,000	2,201
		3,801
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,637
6.3% 3/1/38	7,045	8,748
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,118
5.3% 9/15/19	2,000	2,228
		15,731
Media - 1.0%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,070
Comcast Corp.:
3.125% 7/15/22	3,000	2,897
4.65% 7/15/42	4,000	3,806
4.95% 6/15/16	1,862	2,050
5.7% 5/15/18	2,940	3,407
5.7% 7/1/19	8,500	9,861
6.4% 3/1/40	1,000	1,188
6.55% 7/1/39	3,000	3,587
6.95% 8/15/37	6,700	8,394
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,569
4.75% 10/1/14	4,500	4,681
5.875% 10/1/19	2,905	3,216
6.35% 3/15/40	1,000	986
6.375% 3/1/41	2,100	2,091
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,170
5.05% 6/1/20	3,200	3,476
NBC Universal, Inc.:
3.65% 4/30/15	2,248	2,355
6.4% 4/30/40	3,000	3,571
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,934
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.:
5.3% 12/15/14	$ 868	$ 917
5.65% 8/15/20	1,000	1,120
6.15% 3/1/37	3,955	4,271
6.9% 3/1/19	2,110	2,516
6.9% 8/15/39	2,000	2,321
Thomson Reuters Corp. 4.7% 10/15/19	4,000	4,345
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	8,511
5.85% 5/1/17	5,801	6,309
6.75% 7/1/18	1,162	1,293
7.3% 7/1/38	4,000	4,145
8.75% 2/14/19	2,368	2,804
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,204
4% 1/15/22	1,000	999
5.875% 11/15/16	2,131	2,410
6.5% 11/15/36	5,724	6,373
Viacom, Inc.:
4.25% 9/1/23	7,775	7,676
4.375% 9/15/14	2,000	2,071
4.375% 3/15/43	2,635	2,152
5.625% 9/15/19	1,000	1,124
6.125% 10/5/17	5,420	6,170
Walt Disney Co.:
1.125% 2/15/17	2,760	2,702
2.55% 2/15/22	2,810	2,646
5.5% 3/15/19	2,000	2,293
		150,681
Multiline Retail - 0.1%
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,274
4.3% 2/15/43	4,750	4,016
Target Corp.:
3.875% 7/15/20	3,000	3,191
4% 7/1/42	7,000	6,273
5.875% 7/15/16	2,100	2,374
7% 1/15/38	1,038	1,339
		21,467
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.4%
AutoZone, Inc.:
3.125% 7/15/23	$ 3,825	$ 3,507
3.7% 4/15/22	5,500	5,350
Home Depot, Inc.:
4.2% 4/1/43	1,575	1,457
5.4% 3/1/16	6,400	7,083
5.875% 12/16/36	4,700	5,390
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,270
4.625% 4/15/20	2,000	2,177
4.65% 4/15/42	6,500	6,311
5.8% 4/15/40	2,000	2,228
O'Reilly Automotive, Inc. 3.75% 6/15/23	2,825	2,740
Turlock Corp.:
1.5% 11/2/17 (b)	4,775	4,660
2.75% 11/2/22 (b)	5,725	5,252
4% 11/2/32 (b)	1,900	1,738
4.15% 11/2/42 (b)	1,900	1,670
		59,833
TOTAL CONSUMER DISCRETIONARY		255,735
CONSUMER STAPLES - 1.7%
Beverages - 0.5%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	4,999
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,586
2.625% 1/17/23	2,825	2,610
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	7,900	7,975
2.5% 7/15/22	8,625	7,911
4.125% 1/15/15	5,700	5,963
5.375% 1/15/20	1,500	1,712
8.2% 1/15/39	2,800	4,123
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,683
5.75% 10/23/17	5,185	5,904
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,652
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,643
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.: - continued
3.6% 8/13/42	$ 3,000	$ 2,486
4.875% 11/1/40	2,300	2,309
7.9% 11/1/18	6,000	7,589
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,841
3.15% 11/15/20	3,700	3,758
		80,744
Food & Staples Retailing - 0.4%
CVS Caremark Corp.:
5.75% 5/15/41	6,000	6,672
6.125% 9/15/39	1,000	1,157
Kroger Co.:
3.9% 10/1/15	9,000	9,498
5.15% 8/1/43	2,725	2,653
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,639
2.8% 4/15/16	6,700	7,032
3.2% 5/15/14	10,000	10,191
5.625% 4/1/40	2,000	2,273
5.625% 4/15/41	4,600	5,232
6.5% 8/15/37	8,275	10,349
Walgreen Co.:
1.8% 9/15/17	1,900	1,883
3.1% 9/15/22	2,850	2,666
		67,245
Food Products - 0.4%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,261
ConAgra Foods, Inc.:
1.9% 1/25/18	5,675	5,567
3.2% 1/25/23	5,675	5,289
5.875% 4/15/14	4,000	4,125
General Mills, Inc. 5.65% 2/15/19	13,501	15,536
Kellogg Co.:
3.125% 5/17/22	1,875	1,801
3.25% 5/21/18	2,800	2,926
4.45% 5/30/16	2,000	2,159
Kraft Foods Group, Inc.:
3.5% 6/6/22	3,750	3,659
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods Group, Inc.: - continued
5% 6/4/42	$ 2,825	$ 2,758
Kraft Foods, Inc.:
6.125% 2/1/18	5,497	6,316
6.75% 2/19/14	535	550
6.875% 2/1/38	5,250	6,319
		61,266
Household Products - 0.1%
Kimberly-Clark Corp. 2.4% 3/1/22	5,200	4,871
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,121
2.3% 2/6/22	4,700	4,430
3.15% 9/1/15	4,500	4,723
		19,145
Tobacco - 0.3%
Altria Group, Inc.:
4.25% 8/9/42	9,780	8,010
9.7% 11/10/18	2,049	2,681
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,139
4.5% 3/26/20	2,000	2,174
5.65% 5/16/18	6,789	7,813
6.375% 5/16/38	1,450	1,720
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,209
6.75% 6/15/17	2,899	3,336
7.25% 6/15/37	7,220	8,276
		39,358
TOTAL CONSUMER STAPLES		267,758
ENERGY - 2.6%
Energy Equipment & Services - 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,127
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,342
Halliburton Co.:
6.15% 9/15/19	2,000	2,381
7.45% 9/15/39	1,500	2,008
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd.:
2.5% 3/15/17	$ 4,650	$ 4,655
3.05% 3/1/16	1,020	1,049
4.625% 3/1/21	1,340	1,372
5.25% 3/15/42	3,100	2,832
Transocean, Inc.:
6% 3/15/18	7,000	7,786
6.5% 11/15/20	4,000	4,415
Weatherford International Ltd.:
4.95% 10/15/13	1,726	1,733
7% 3/15/38	5,580	5,907
		39,607
Oil, Gas & Consumable Fuels - 2.4%
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,185
6.2% 3/15/40	2,000	2,255
6.45% 9/15/36	2,675	3,110
Apache Corp.:
2.625% 1/15/23	8,000	7,296
5.1% 9/1/40	3,000	3,005
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,101
Canadian Natural Resources Ltd.:
5.7% 5/15/17	1,148	1,290
6.25% 3/15/38	6,850	7,749
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,592
3.8% 9/15/23	1,750	1,727
6.75% 11/15/39	2,000	2,386
Chevron Corp.:
1.104% 12/5/17	5,700	5,537
1.718% 6/24/18	7,525	7,405
ConocoPhillips:
4.6% 1/15/15	3,000	3,157
5.75% 2/1/19	2,902	3,359
6.5% 2/1/39	7,529	9,476
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,599
3.875% 3/15/23	3,775	3,443
Devon Energy Corp.:
3.25% 5/15/22	4,000	3,787
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Devon Energy Corp.: - continued
5.6% 7/15/41	$ 2,875	$ 2,970
5.625% 1/15/14	2,321	2,362
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,040
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	8,742
5.875% 12/15/16	1,000	1,125
6.5% 4/15/18	1,000	1,156
Encana Corp.:
3.9% 11/15/21	4,900	4,846
6.5% 2/1/38	5,000	5,497
Encana Holdings Finance Corp. 5.8% 5/1/14	2,861	2,953
Energy Transfer Partners LP 3.6% 2/1/23	8,550	7,922
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	9,527
4.85% 8/15/42	2,500	2,378
5.6% 10/15/14	1,937	2,037
5.7% 2/15/42	2,000	2,120
6.65% 4/15/18	2,000	2,361
7.55% 4/15/38	2,000	2,563
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,154
Hess Corp. 5.6% 2/15/41	3,400	3,478
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,383
3.5% 9/1/23	2,000	1,856
3.95% 9/1/22	7,000	6,825
5% 12/15/13	5,000	5,060
5% 3/1/43	1,000	929
5.625% 9/1/41	1,000	995
6.55% 9/15/40	3,000	3,355
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,433
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,049
5.125% 3/1/21	1,000	1,070
6.5% 3/1/41	1,000	1,097
Nexen, Inc.:
5.2% 3/10/15	900	950
5.875% 3/10/35	3,710	3,805
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	1,998
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.: - continued
2.7% 2/15/23	$ 6,000	$ 5,432
3.125% 2/15/22	2,000	1,899
ONEOK Partners LP 3.375% 10/1/22	5,000	4,529
Petro-Canada:
6.05% 5/15/18	3,650	4,226
6.8% 5/15/38	8,445	10,088
Petrobras Global Finance BV 4.375% 5/20/23	4,725	4,148
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	7,592
6.75% 1/27/41	6,275	5,830
7.875% 3/15/19	12,228	13,765
Petroleos Mexicanos:
3.5% 7/18/18	1,050	1,059
3.5% 1/30/23	1,850	1,656
4.875% 1/24/22	18,010	18,190
5.5% 6/27/44	8,600	7,461
Phillips 66 5.875% 5/1/42	9,500	10,084
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,119
5.75% 1/15/20	1,000	1,131
6.125% 1/15/17	1,795	2,038
6.65% 1/15/37	2,795	3,336
Shell International Finance BV:
1.125% 8/21/17	1,375	1,351
2.375% 8/21/22	3,000	2,736
6.375% 12/15/38	4,200	5,228
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,178
StatoilHydro ASA:
1.2% 1/17/18	5,575	5,415
2.9% 10/15/14	1,500	1,539
5.1% 8/17/40	2,000	2,094
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,010
6.85% 6/1/39	2,000	2,411
Talisman Energy, Inc.:
5.5% 5/15/42	7,300	6,861
5.85% 2/1/37	5,000	4,901
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,564
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Total Capital International SA:
1.55% 6/28/17	$ 5,000	$ 4,956
2.7% 1/25/23	1,900	1,746
2.875% 2/17/22	4,175	3,968
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,548
3.4% 6/1/15	1,000	1,044
6.1% 6/1/40	6,700	7,695
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,005
Valero Energy Corp. 6.625% 6/15/37	5,420	5,905
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,322
4% 7/1/22	3,000	2,919
Williams Partners LP 3.35% 8/15/22	2,800	2,546
XTO Energy, Inc.:
5% 1/31/15	1,733	1,840
5.65% 4/1/16	1,189	1,323
		385,183
TOTAL ENERGY		424,790
FINANCIALS - 8.6%
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,257
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,039
4.25% 5/24/21	6,500	6,864
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,700
Franklin Resources, Inc. 1.375% 9/15/17	1,900	1,847
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	9,757
2.9% 7/19/18	2,800	2,793
3.3% 5/3/15	2,225	2,302
3.625% 2/7/16	5,000	5,235
3.625% 1/22/23	9,000	8,483
5.25% 7/27/21	4,500	4,799
5.625% 1/15/17	7,000	7,616
5.75% 1/24/22	4,300	4,713
5.95% 1/18/18	3,000	3,352
6% 6/15/20	1,650	1,848
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.15% 4/1/18	$ 7,451	$ 8,413
6.75% 10/1/37	14,860	15,275
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,052
Lazard Group LLC:
6.85% 6/15/17	3,804	4,290
7.125% 5/15/15	1,364	1,480
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,577
6.875% 4/25/18	6,991	8,120
7.75% 5/14/38	4,175	5,006
Morgan Stanley:
2.125% 4/25/18	8,000	7,713
2.875% 1/24/14	5,000	5,041
2.875% 7/28/14	1,000	1,015
3.75% 2/25/23	6,775	6,422
4.2% 11/20/14	7,250	7,523
4.75% 4/1/14	4,287	4,375
5.45% 1/9/17	236	257
5.5% 7/28/21	3,400	3,688
5.625% 9/23/19	2,000	2,198
5.75% 1/25/21	5,000	5,512
5.95% 12/28/17	5,745	6,424
6% 5/13/14	3,242	3,352
6% 4/28/15	5,666	6,077
6.375% 7/24/42	2,900	3,207
6.625% 4/1/18	5,055	5,786
7.25% 4/1/32	1,000	1,205
7.3% 5/13/19	3,000	3,546
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,110
State Street Corp. 2.875% 3/7/16	3,340	3,485
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	9,961
2.3% 7/28/16	1,000	1,030
5.45% 5/15/19	2,000	2,283
UBS AG Stamford Branch:
2.25% 1/28/14	756	762
3.875% 1/15/15	1,163	1,211
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
UBS AG Stamford Branch: - continued
5.75% 4/25/18	$ 830	$ 952
5.875% 12/20/17	2,034	2,337
		216,290
Commercial Banks - 2.2%
American Express Bank FSB 6% 9/13/17	615	706
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,705
Bank of America NA:
5.3% 3/15/17	3,500	3,814
6% 10/15/36	2,419	2,724
Bank of Montreal 1.4% 9/11/17	2,875	2,806
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,093
4.375% 1/13/21	1,000	1,071
BB&T Corp.:
1.6% 8/15/17	5,700	5,600
2.05% 4/28/14	2,000	2,017
2.05% 6/19/18	1,900	1,874
BNP Paribas 3.6% 2/23/16	10,380	10,899
BNP Paribas SA 2.7% 8/20/18	4,900	4,873
Canadian Imperial Bank of Commerce 1.45% 9/13/13	1,000	1,000
Capital One Bank (U.S.A.) NA 3.375% 2/15/23	2,424	2,250
Comerica, Inc. 3% 9/16/15	1,268	1,318
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,791
1.9% 9/18/17	4,750	4,721
Corporacion Andina de Fomento:
3.75% 1/15/16	5,425	5,653
4.375% 6/15/22	10,300	10,179
Credit Suisse 6% 2/15/18	15,651	17,516
Credit Suisse New York Branch 2.2% 1/14/14	7,948	8,000
Discover Bank:
2% 2/21/18	7,375	7,130
4.2% 8/8/23	7,000	6,878
European Investment Bank:
1.625% 6/15/17	4,640	4,675
1.75% 3/15/17	5,000	5,082
2.875% 9/15/20	9,000	9,019
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Export-Import Bank of Korea:
4% 1/11/17	$ 11,380	$ 11,978
5% 4/11/22	6,170	6,597
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,607
3.625% 1/25/16	2,000	2,102
4.5% 6/1/18	824	881
8.25% 3/1/38	2,079	2,679
HSBC Holdings PLC:
4.875% 1/14/22	10,100	10,797
5.1% 4/5/21	2,800	3,055
6.5% 9/15/37	10,500	11,848
Huntington Bancshares, Inc. 2.6% 8/2/18	4,675	4,620
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	7,998
1% 9/15/16	9,000	9,031
2.375% 5/26/15	12,300	12,716
JPMorgan Chase Bank 6% 10/1/17	7,075	8,026
KeyBank NA 5.8% 7/1/14	1,109	1,155
KeyCorp. 3.75% 8/13/15	7,000	7,363
Nordic Investment Bank 0.5% 4/14/16	8,450	8,394
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,699
6.7% 6/10/19	2,500	2,978
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,024
3.95% 11/9/22	5,300	5,040
4.5% 1/11/21	1,000	1,048
5.25% 5/24/41	3,000	3,094
Regions Bank 7.5% 5/15/18	2,000	2,336
Regions Financial Corp. 2% 5/15/18	3,650	3,487
Royal Bank of Canada 2.3% 7/20/16	5,500	5,673
Sumitomo Mitsui Banking Corp. 2.5% 7/19/18	4,351	4,355
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,235
2.5% 7/14/16	1,200	1,243
U.S. Bancorp:
3.15% 3/4/15	5,000	5,182
4.125% 5/24/21	3,000	3,147
Wachovia Bank NA 6.6% 1/15/38	10,000	12,161
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.:
5.625% 10/15/16	$ 3,367	$ 3,759
5.75% 6/15/17	2,905	3,305
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,034
2.1% 5/8/17	2,725	2,755
3.45% 2/13/23	3,675	3,419
5.625% 12/11/17	5,972	6,804
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,014
1.85% 12/9/13	9,800	9,842
2% 8/14/17	5,000	4,993
4.875% 11/19/19	3,700	4,110
Zions Bancorp. 4.5% 6/13/23	2,850	2,799
		354,777
Consumer Finance - 1.5%
American Express Co.:
4.05% 12/3/42	11,475	10,018
7% 3/19/18	5,750	6,876
7.25% 5/20/14	1,500	1,571
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,919
2.75% 9/15/15	5,000	5,181
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,201
7.375% 5/23/14	1,578	1,652
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,526
2.75% 6/24/15	1,500	1,553
2.85% 6/1/22	4,000	3,768
Discover Financial Services:
5.2% 4/27/22	1,000	1,033
6.45% 6/12/17	2,263	2,554
Ford Motor Credit Co. LLC:
2.5% 1/15/16	3,750	3,784
2.75% 5/15/15	11,400	11,591
3% 6/12/17	3,000	3,019
4.25% 2/3/17	7,600	7,972
4.25% 9/20/22	1,800	1,750
4.375% 8/6/23	4,000	3,895
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
5.875% 8/2/21	$ 11,375	$ 12,367
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,518
2.25% 11/9/15	6,228	6,375
2.95% 5/9/16	11,691	12,148
3.5% 6/29/15	12,081	12,637
4.65% 10/17/21	7,000	7,363
5.625% 9/15/17	7,044	7,961
5.625% 5/1/18	15,000	17,092
5.875% 1/14/38	15,625	16,872
6.375% 11/15/67 (e)	9,000	9,495
6.875% 1/10/39	4,000	4,829
HSBC Finance Corp. 5.5% 1/19/16	11,200	12,241
John Deere Capital Corp.:
1.2% 10/10/17	1,550	1,511
1.3% 3/12/18	3,675	3,562
1.6% 3/3/14	8,400	8,453
2.25% 4/17/19	10,250	10,178
2.8% 1/27/23	5,000	4,692
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,771
1% 2/17/15	1,600	1,611
2.05% 1/12/17	9,000	9,109
		242,648
Diversified Financial Services - 1.9%
Bank of America Corp.:
2% 1/11/18	3,550	3,442
4.1% 7/24/23	7,000	6,872
4.5% 4/1/15	16,765	17,579
5% 5/13/21	4,000	4,227
5.7% 1/24/22	6,250	6,884
5.75% 12/1/17	5,855	6,544
5.875% 1/5/21	6,640	7,389
6.5% 8/1/16	15,000	16,907
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,893
5.2% 7/10/14	2,000	2,074
BP Capital Markets PLC:
2.5% 11/6/22	3,000	2,679
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC: - continued
3.125% 10/1/15	$ 2,500	$ 2,616
3.245% 5/6/22	7,750	7,375
3.875% 3/10/15	2,000	2,096
4.5% 10/1/20	2,000	2,130
4.75% 3/10/19	1,000	1,098
Citigroup, Inc.:
2.25% 8/7/15	1,800	1,832
2.65% 3/2/15	13,899	14,213
3.375% 3/1/23	6,000	5,644
3.953% 6/15/16	1,450	1,537
4.75% 5/19/15	15,244	16,145
5.875% 1/30/42	4,500	4,978
6.125% 5/15/18	1,769	2,027
6.125% 8/25/36	3,650	3,644
8.125% 7/15/39	8,000	10,965
8.5% 5/22/19	1,688	2,137
CME Group, Inc. 5.75% 2/15/14	501	512
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,081
3.875% 8/18/14	5,000	5,146
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,883
6.375% 5/15/38	7,218	8,939
ING U.S., Inc. 5.7% 7/15/43 (b)	3,750	3,651
International Finance Corp.:
2.25% 4/11/16	5,700	5,905
2.75% 4/20/15	6,625	6,865
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	15,814
2% 8/15/17	7,000	6,951
3.15% 7/5/16	1,500	1,566
3.25% 9/23/22	4,000	3,737
3.375% 5/1/23	1,900	1,722
3.4% 6/24/15	10,710	11,153
3.7% 1/20/15	5,000	5,184
4.35% 8/15/21	2,000	2,074
4.5% 1/24/22	13,000	13,460
4.625% 5/10/21	1,500	1,584
5.5% 10/15/40	5,700	6,104
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
5.6% 7/15/41	$ 1,500	$ 1,621
6.3% 4/23/19	10,000	11,604
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,244
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,793
TECO Finance, Inc. 4% 3/15/16	2,875	3,045
		297,565
Insurance - 1.0%
Ace INA Holdings, Inc. 5.9% 6/15/19	3,000	3,526
Allstate Corp. 6.2% 5/16/14	4,000	4,154
American International Group, Inc.:
3.375% 8/15/20	5,775	5,694
3.65% 1/15/14	3,700	3,737
3.8% 3/22/17	16,400	17,338
4.875% 9/15/16	5,400	5,888
4.875% 6/1/22	9,000	9,583
5.05% 10/1/15	3,000	3,239
5.85% 1/16/18	2,000	2,253
6.4% 12/15/20	2,900	3,380
8.25% 8/15/18	4,000	4,942
Aon Corp. 3.125% 5/27/16	8,000	8,343
Assurant, Inc. 5.625% 2/15/14	1,894	1,934
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	584
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,563
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,477
4.5% 2/11/43	2,000	1,874
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,162
Marsh & McLennan Companies, Inc. 2.3% 4/1/17	5,000	5,015
MetLife, Inc.:
2.375% 2/6/14	3,000	3,025
4.125% 8/13/42	3,900	3,442
5% 6/15/15	1,153	1,236
5.875% 2/6/41	2,400	2,716
7.717% 2/15/19	9,000	11,226
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,887
5% 8/15/43	4,000	3,977
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.4% 6/13/35	$ 447	$ 468
5.5% 3/15/16	421	464
5.625% 5/12/41	2,000	2,118
5.7% 12/14/36	380	403
6.2% 1/15/15	1,340	1,434
6.2% 11/15/40	2,400	2,736
7.375% 6/15/19	3,000	3,672
8.875% 6/15/38 (e)	2,944	3,548
The Chubb Corp.:
5.75% 5/15/18	4,175	4,815
6.5% 5/15/38	3,510	4,404
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	10,111
		161,368
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc. 3.9% 6/15/23	5,650	5,266
American Tower Corp. 3.4% 2/15/19	7,475	7,465
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,731
4.125% 5/15/21	2,100	2,140
DDR Corp.:
3.375% 5/15/23	2,825	2,551
4.625% 7/15/22	1,900	1,902
Duke Realty LP:
3.625% 4/15/23	2,750	2,512
5.4% 8/15/14	5,172	5,373
5.95% 2/15/17	630	698
6.5% 1/15/18	1,000	1,140
Federal Realty Investment Trust 3% 8/1/22	4,750	4,364
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,419
3.75% 3/15/23	2,660	2,501
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,291
6.65% 1/15/18	612	656
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,193
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,484
		46,686
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.4%
BioMed Realty LP 4.25% 7/15/22	$ 3,000	$ 2,886
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,555
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,099
ERP Operating LP:
3% 4/15/23	1,875	1,706
4.625% 12/15/21	5,700	5,951
Liberty Property LP:
3.375% 6/15/23	2,775	2,524
4.75% 10/1/20	1,000	1,043
5.125% 3/2/15	840	884
5.5% 12/15/16	1,000	1,101
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,729
3.15% 5/15/23	4,700	4,088
4.5% 4/18/22	4,210	4,122
Regency Centers LP:
5.25% 8/1/15	2,113	2,262
5.875% 6/15/17	1,046	1,156
Simon Property Group LP:
2.8% 1/30/17	4,700	4,821
4.125% 12/1/21	3,200	3,309
4.2% 2/1/15	1,820	1,891
5.65% 2/1/20	4,300	4,801
Tanger Properties LP:
6.125% 6/1/20	4,408	5,089
6.15% 11/15/15	24	27
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,600
		61,644
TOTAL FINANCIALS		1,380,978
HEALTH CARE - 1.6%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	3,100	3,147
2.5% 11/15/16	2,000	2,070
3.875% 11/15/21	9,600	9,617
5.15% 11/15/41	11,150	10,798
5.85% 6/1/17	2,928	3,320
		28,952
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 4.5% 8/15/19	$ 3,000	$ 3,311
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,899
4.125% 6/1/21	7,000	7,209
4.125% 11/15/42	4,411	3,835
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,679
4.35% 11/1/42	2,000	1,796
CIGNA Corp. 4% 2/15/22	4,600	4,652
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,959
6.3% 8/15/14	3,584	3,766
Express Scripts Holding Co.:
2.1% 2/12/15	5,093	5,174
3.9% 2/15/22	10,400	10,416
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,427
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	1,765
McKesson Corp.:
0.95% 12/4/15	2,850	2,849
1.4% 3/15/18	4,725	4,555
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,060
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,659
4.375% 3/15/42	11,800	10,873
WellPoint, Inc.:
1.25% 9/10/15	1,575	1,583
1.875% 1/15/18	2,000	1,956
3.3% 1/15/23	2,000	1,877
4.625% 5/15/42	2,600	2,390
4.65% 1/15/43	2,000	1,841
5% 12/15/14	7,200	7,580
5.8% 8/15/40	4,000	4,353
		94,153
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 5.5% 9/14/15	1,000	1,083
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15	5,700	5,716
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AbbVie, Inc.: - continued
1.75% 11/6/17	$ 5,700	$ 5,612
2.9% 11/6/22	5,700	5,298
4.4% 11/6/42	4,775	4,435
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,201
6.45% 9/15/37	3,250	3,932
Bristol-Myers Squibb Co.:
3.25% 8/1/42	2,800	2,242
5.45% 5/1/18	2,905	3,350
Hospira, Inc. 6.4% 5/15/15	2,000	2,185
Johnson & Johnson:
1.2% 5/15/14	4,700	4,727
4.85% 5/15/41	4,260	4,552
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,773
2.25% 1/15/16	1,000	1,031
2.4% 9/15/22	2,000	1,833
3.6% 9/15/42	2,000	1,688
3.875% 1/15/21	1,000	1,042
4% 6/30/15	3,000	3,179
5% 6/30/19	5,970	6,740
5.85% 6/30/39	1,000	1,166
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,447
3.7% 9/21/42	2,825	2,453
4.125% 2/10/14	12,903	13,106
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,278
6.2% 3/15/19	4,000	4,778
7.2% 3/15/39	5,400	7,337
Sanofi SA 1.25% 4/10/18	7,550	7,281
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22	6,675	6,131
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,073
3.25% 10/1/22	3,000	2,781
5% 8/15/14	1,000	1,037
Wyeth LLC 5.5% 2/1/14	5,400	5,511
Zoetis, Inc.:
1.875% 2/1/18 (b)	1,000	980
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.: - continued
3.25% 2/1/23 (b)	$ 1,000	$ 940
4.7% 2/1/43 (b)	1,000	937
		134,772
TOTAL HEALTH CARE		262,271
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,633
General Dynamics Corp. 2.25% 7/15/16	2,400	2,472
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,573
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,057
4.85% 9/15/41	2,700	2,672
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,698
4.75% 6/1/43	4,000	3,799
Raytheon Co.:
3.125% 10/15/20	2,000	2,002
4.875% 10/15/40	1,000	1,005
The Boeing Co.:
5% 3/15/14	3,000	3,070
6% 3/15/19	1,000	1,176
6.875% 3/15/39	3,300	4,428
United Technologies Corp.:
3.1% 6/1/22	2,875	2,796
4.5% 4/15/20	4,000	4,395
4.5% 6/1/42	3,000	2,939
5.7% 4/15/40	2,000	2,316
6.125% 2/1/19	4,000	4,727
		53,758
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
3.875% 4/1/14	3,900	3,975
6.2% 1/15/38	2,500	3,066
		7,041
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.1%
American Airlines pass-thru trust Series 2013-2 Class A, 4.95% 7/15/24 (b)	$ 3,750	$ 3,769
Continental Airlines, Inc.:
4% 4/29/26	4,700	4,547
6.648% 3/15/19	1,754	1,844
6.9% 7/2/19	605	631
		10,791
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,492
Waste Management, Inc. 2.9% 9/15/22	6,675	6,148
		10,640
Electrical Equipment - 0.0%
Roper Industries, Inc. 2.05% 10/1/18	5,675	5,531
Industrial Conglomerates - 0.3%
3M Co. 2% 6/26/22	4,000	3,690
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,084
6% 10/15/17	2,902	3,337
6.55% 10/15/37	4,250	5,328
Danaher Corp.:
1.3% 6/23/14	2,900	2,921
3.9% 6/23/21	2,900	3,020
General Electric Co. 5.25% 12/6/17	18,540	20,946
		41,326
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,560
5.3% 9/15/35	7,000	7,435
Deere & Co. 5.375% 10/16/29	1,000	1,137
		14,132
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,537
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,800	2,603
3.05% 3/15/22	10,000	9,508
4.375% 9/1/42	4,500	4,060
Canadian National Railway Co. 2.85% 12/15/21	5,000	4,835
CSX Corp.:
4.1% 3/15/44	6,775	5,837
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
CSX Corp.: - continued
7.375% 2/1/19	$ 10,000	$ 12,191
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,145
3.25% 12/1/21	5,000	4,884
3.95% 10/1/42	1,900	1,627
5.75% 1/15/16	10,000	11,050
Union Pacific Corp. 4.75% 9/15/41	2,800	2,805
		72,082
TOTAL INDUSTRIALS		215,301
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,086
4.45% 1/15/20	2,000	2,185
4.95% 2/15/19	3,479	3,922
5.9% 2/15/39	12,416	14,495
		23,688
Computers & Peripherals - 0.1%
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,029
3.3% 12/9/16	5,250	5,465
4.3% 6/1/21	2,780	2,677
4.75% 6/2/14	8,300	8,529
6% 9/15/41	1,500	1,370
		20,070
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	2,922	2,979
6.55% 10/1/17	2,338	2,672
7.125% 10/1/37	2,475	2,902
		8,553
Internet Software & Services - 0.1%
eBay, Inc. 2.6% 7/15/22	9,525	8,781
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc.:
1.25% 5/19/14	$ 4,720	$ 4,749
3.625% 5/19/21	3,780	3,910
		17,440
IT Services - 0.2%
IBM Corp.:
1.25% 2/6/17	11,250	11,117
1.95% 7/22/16	1,500	1,540
7.625% 10/15/18	13,000	16,357
		29,014
Office Electronics - 0.1%
Xerox Corp.:
4.25% 2/15/15	1,000	1,043
4.5% 5/15/21	4,000	4,129
5.625% 12/15/19	1,000	1,104
8.25% 5/15/14	3,902	4,099
		10,375
Software - 0.1%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,081
2.95% 6/1/14	2,000	2,038
4.2% 6/1/19	2,000	2,199
5.3% 2/8/41	1,500	1,631
Oracle Corp.:
5.375% 7/15/40	4,000	4,365
5.75% 4/15/18	7,400	8,561
		20,875
TOTAL INFORMATION TECHNOLOGY		130,015
MATERIALS - 1.2%
Chemicals - 0.4%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,080
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	4,000	4,144
3.625% 1/15/21	5,000	5,083
4.625% 1/15/20	3,000	3,281
Ecolab, Inc.:
1% 8/9/15	4,750	4,747
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
Ecolab, Inc.: - continued
1.45% 12/8/17	$ 6,650	$ 6,459
Lubrizol Corp. 8.875% 2/1/19	919	1,199
LYB International Finance BV 4% 7/15/23	5,625	5,531
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	3,905
3.75% 9/30/15	2,000	2,107
4.875% 3/30/20	1,500	1,613
5.625% 12/1/40	1,800	1,884
Praxair, Inc.:
2.45% 2/15/22	4,650	4,312
3.25% 9/15/15	3,200	3,360
The Dow Chemical Co.:
4.125% 11/15/21	7,700	7,813
8.55% 5/15/19	2,358	2,996
9.4% 5/15/39	3,000	4,386
		63,900
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	2,040
Containers & Packaging - 0.1%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,127
6.8% 8/1/19	3,000	3,497
		6,624
Metals & Mining - 0.6%
Alcoa, Inc. 5.4% 4/15/21	5,700	5,620
Barrick Gold Corp.:
3.85% 4/1/22	8,000	7,068
5.25% 4/1/42	4,500	3,636
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	9,300	8,760
5.5% 4/1/14	2,500	2,574
6.5% 4/1/19	2,500	2,956
Freeport-McMoRan Copper & Gold, Inc.:
2.375% 3/15/18 (b)	10,425	9,730
3.1% 3/15/20 (b)	3,800	3,437
3.55% 3/1/22	5,125	4,564
3.875% 3/15/23 (b)	2,000	1,781
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.:
5.125% 10/1/19	$ 1,000	$ 1,046
6.25% 10/1/39	1,600	1,514
Rio Tinto Finance (U.S.A.) Ltd.:
2.25% 9/20/16	1,200	1,219
3.75% 9/20/21	3,200	3,105
5.2% 11/2/40	1,000	972
6.5% 7/15/18	1,398	1,622
7.125% 7/15/28	2,000	2,430
8.95% 5/1/14	4,000	4,216
Rio Tinto Finance (U.S.A.) PLC:
2.5% 12/14/18	3,000	2,904
2.875% 8/21/22	6,000	5,412
Teck Resources Ltd.:
4.75% 1/15/22	3,850	3,785
5.2% 3/1/42	5,200	4,312
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	6,623
6.25% 1/23/17	9,395	10,368
		99,654
Paper & Forest Products - 0.1%
International Paper Co. 4.75% 2/15/22	11,500	12,066
TOTAL MATERIALS		184,284
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.4% 8/15/16	12,800	13,155
4.35% 6/15/45	24,760	21,034
5.55% 8/15/41	7,300	7,438
5.8% 2/15/19	4,000	4,581
6.3% 1/15/38	838	930
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	159
British Telecommunications PLC:
2% 6/22/15	7,000	7,117
9.625% 12/15/30	4,515	6,802
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,283
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
France Telecom SA:
2.125% 9/16/15	$ 1,000	$ 1,017
5.375% 7/8/19	4,000	4,369
SBC Communications, Inc. 5.1% 9/15/14	2,149	2,249
Telecom Italia Capital SA:
6.999% 6/4/18	1,776	1,920
7.175% 6/18/19	6,000	6,520
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	3,974
4.949% 1/15/15	3,000	3,119
5.462% 2/16/21	2,700	2,755
5.877% 7/15/19	2,000	2,129
6.421% 6/20/16	1,151	1,260
7.045% 6/20/36	2,600	2,755
Verizon Communications, Inc.:
1.25% 11/3/14	8,400	8,454
2% 11/1/16	9,600	9,725
4.75% 11/1/41	1,000	912
6.25% 4/1/37	3,121	3,429
6.35% 4/1/19	6,000	6,988
6.9% 4/15/38	6,025	7,138
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,345
		137,557
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	4,750
6.125% 11/15/37	8,365	8,618
Verizon Wireless Capital LLC:
5.55% 2/1/14	2,352	2,397
8.5% 11/15/18	3,486	4,404
Vodafone Group PLC:
1.25% 9/26/17	4,000	3,837
1.5% 2/19/18	7,700	7,397
2.5% 9/26/22	3,000	2,644
2.875% 3/16/16	440	454
3.375% 11/24/15	1,000	1,048
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC: - continued
5% 12/16/13	$ 2,275	$ 2,304
5.45% 6/10/19	6,000	6,719
		44,572
TOTAL TELECOMMUNICATION SERVICES		182,129
UTILITIES - 1.7%
Electric Utilities - 1.2%
Alabama Power Co. 5.2% 6/1/41	3,850	4,123
AmerenUE:
3.9% 9/15/42	3,700	3,299
6.4% 6/15/17	2,959	3,432
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	3,885
2.95% 12/15/22	4,000	3,651
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,762
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,140
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,607
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,549
Commonwealth Edison Co.:
1.625% 1/15/14	6,418	6,448
3.4% 9/1/21	1,000	1,010
5.8% 3/15/18	9,945	11,509
Detroit Edison Co. 2.65% 6/15/22	8,000	7,549
Duke Capital LLC 5.668% 8/15/14	2,036	2,120
Duke Energy Carolinas LLC:
4% 9/30/42	3,750	3,387
5.25% 1/15/18	4,355	4,953
6% 1/15/38	3,450	4,075
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,619
3.95% 9/15/14	4,500	4,649
Edison International 3.75% 9/15/17	3,000	3,148
FirstEnergy Solutions Corp. 6.8% 8/15/39	3,500	3,505
Hydro-Quebec:
1.375% 6/19/17	1,000	994
2% 6/30/16	7,310	7,501
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,605
Mississippi Power Co. 4.25% 3/15/42	1,840	1,634
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Nevada Power Co. 6.5% 8/1/18	$ 1,555	$ 1,852
Northern States Power Co.:
3.4% 8/15/42	2,000	1,644
5.25% 3/1/18	10,500	11,954
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,614
3.75% 8/15/42	5,900	4,882
5.4% 1/15/40	4,000	4,192
PacifiCorp 6% 1/15/39	6,193	7,474
Pennsylvania Electric Co. 6.05% 9/1/17	757	849
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,810
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,501
4.2% 6/15/22	2,000	2,010
4.7% 6/1/43	1,800	1,625
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,874
6% 12/1/39	3,200	3,570
Public Service Electric & Gas Co.:
2.7% 5/1/15	2,000	2,064
3.65% 9/1/42	2,825	2,443
Sierra Pacific Power Co. 5.45% 9/1/13	1,545	1,545
Tampa Electric Co.:
6.15% 5/15/37	6,260	7,351
6.55% 5/15/36	5,500	6,701
Virginia Electric & Power Co.:
5% 6/30/19	5,000	5,659
6% 5/15/37	2,000	2,373
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,337
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,130
		184,608
Gas Utilities - 0.0%
Southern California Gas Co. 3.75% 9/15/42	2,000	1,762
Southern Natural Gas Co. 5.9% 4/1/17 (b)	438	494
		2,256
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC 5.35% 1/15/14	1,513	1,539
PPL Energy Supply LLC 6.5% 5/1/18	6,485	7,371
		8,910
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.4%
Ameren Illinois Co. 6.125% 11/15/17	$ 3,364	$ 3,867
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,332
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,173
5.5% 12/1/39	2,500	2,808
Consumers Energy Co. 2.85% 5/15/22	6,650	6,411
Delmarva Power & Light 4% 6/1/42	4,000	3,668
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,025
2.5756% 9/30/66 (e)	1,000	931
4.9% 8/1/41	2,000	2,007
7.5% 6/30/66 (e)	1,000	1,080
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18	3,750	4,316
6.5% 9/15/37	7,605	8,990
National Grid PLC 6.3% 8/1/16	1,463	1,655
NiSource Finance Corp.:
4.8% 2/15/44	5,500	4,958
5.25% 9/15/17	835	925
5.4% 7/15/14	1,334	1,386
5.45% 9/15/20	5,111	5,617
6.25% 12/15/40	2,453	2,686
6.4% 3/15/18	1,532	1,767
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,005
Sempra Energy:
2.875% 10/1/22	3,000	2,765
6% 10/15/39	1,000	1,111
6.5% 6/1/16	3,000	3,407
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	4,228	4,387
		70,277
TOTAL UTILITIES		266,051
TOTAL NONCONVERTIBLE BONDS (Cost $3,456,359)		3,569,312
U.S. Government and Government Agency Obligations - 43.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.9%
Fannie Mae:
0.5% 3/30/16	$ 28,500	$ 28,353
0.875% 8/28/14	68,669	69,135
0.875% 10/26/17	32,907	32,029
1.875% 9/18/18	15,050	15,024
5% 3/15/16	28,200	31,239
Federal Farm Credit Bank 3% 9/22/14	50,000	51,487
Federal Home Loan Bank:
0.375% 11/27/13	10,095	10,102
0.375% 1/29/14	20,085	20,109
1% 6/21/17	35,300	34,897
5% 11/17/17	33,300	38,002
Freddie Mac:
0.5% 5/13/16	30,000	29,788
0.875% 10/14/16	24,375	24,290
1% 8/27/14	13,211	13,323
1% 6/29/17	2,660	2,629
1% 9/29/17	32,075	31,488
1.375% 5/1/20	14,000	13,052
1.75% 9/10/15	20,385	20,905
2.375% 1/13/22	13,000	12,442
3.75% 3/27/19	2,300	2,498
4.875% 6/13/18	66,960	76,523
6.25% 7/15/32	7,700	10,005
6.75% 3/15/31	26,000	35,154
Tennessee Valley Authority:
5.25% 9/15/39	20,000	21,679
5.375% 4/1/56	5,395	5,845
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		629,998
U.S. Treasury Obligations - 39.5%
U.S. Treasury Bonds:
2.75% 8/15/42	39,740	32,817
2.875% 5/15/43	11,820	9,999
3.125% 2/15/43	70,330	62,803
3.5% 2/15/39	12,115	11,825
3.875% 8/15/40	30,080	31,217
4.25% 5/15/39	26,000	28,746
4.25% 11/15/40	811	895
4.375% 2/15/38	8,200	9,239
4.375% 11/15/39	100	113
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.375% 5/15/40	$ 8,000	$ 9,012
4.375% 5/15/41	57,765	65,067
4.5% 2/15/36	18,000	20,678
4.5% 5/15/38	15,000	17,222
4.5% 8/15/39	39,000	44,826
4.625% 2/15/40	21,500	25,175
4.75% 2/15/37	11,000	13,076
4.75% 2/15/41	54,830	65,470
5% 5/15/37	11,000	13,527
5.375% 2/15/31	76,750	96,861
6.25% 5/15/30	86,360	118,637
8.75% 5/15/17	8,000	10,217
8.875% 8/15/17	5,000	6,480
8.875% 2/15/19	6,960	9,557
9% 11/15/18	4,000	5,469
9.125% 5/15/18	3,000	4,043
U.S. Treasury Notes:
0.125% 7/31/14	11,570	11,569
0.125% 4/30/15	91,500	91,196
0.25% 3/31/14	11,590	11,600
0.25% 10/31/14	82,910	82,975
0.25% 12/15/14	13,480	13,485
0.25% 1/15/15	66,710	66,707
0.25% 2/15/15	108,060	108,018
0.25% 2/28/15	22,700	22,688
0.25% 5/15/15	50,890	50,808
0.25% 7/15/15	43,300	43,190
0.25% 8/15/15	68,575	68,363
0.25% 9/15/15	40,400	40,258
0.25% 10/15/15	97,260	96,842
0.25% 12/15/15	923	918
0.25% 4/15/16	144,180	142,738
0.25% 5/15/16	88,100	87,109
0.375% 11/15/14	62,560	62,689
0.375% 3/15/15	36,320	36,363
0.375% 4/15/15	5,240	5,245
0.375% 6/15/15	56,410	56,417
0.375% 6/30/15	65,010	65,015
0.375% 11/15/15	139,170	138,855
0.375% 1/15/16	54,106	53,890
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.375% 2/15/16	$ 91,200	$ 90,765
0.375% 3/15/16	7,580	7,537
0.5% 8/15/14	59,900	60,094
0.5% 6/15/16	41,060	40,829
0.625% 7/15/14	49,330	49,536
0.625% 7/15/16	147,580	147,073
0.625% 8/15/16	50,050	49,831
0.625% 5/31/17	31,820	31,191
0.625% 9/30/17	59,465	57,844
0.625% 11/30/17	16,510	15,998
0.75% 10/31/17	32,870	32,071
0.75% 2/28/18	11,460	11,105
0.75% 3/31/18	31,410	30,367
0.875% 11/30/16	43,120	43,053
0.875% 12/31/16	12,063	12,027
0.875% 1/31/17	54,880	54,627
0.875% 2/28/17	109,294	108,654
0.875% 1/31/18	9,310	9,086
1% 8/31/16	100,010	100,573
1% 9/30/16	46,030	46,249
1% 10/31/16	86,750	87,062
1% 3/31/17	45,115	44,974
1% 5/31/18	4,670	4,552
1% 11/30/19	19,360	18,170
1.125% 4/30/20	22,330	20,886
1.25% 3/15/14	330	332
1.25% 4/15/14	42,353	42,652
1.25% 8/31/15	76,590	77,853
1.25% 9/30/15	6,000	6,101
1.25% 10/31/15	39,660	40,329
1.25% 4/30/19	1,150	1,112
1.25% 10/31/19	46,950	44,885
1.25% 2/29/20	30,800	29,164
1.375% 6/30/18	31,800	31,492
1.375% 7/31/18	1,175	1,162
1.375% 9/30/18	156,220	154,072
1.375% 2/28/19	98,500	96,284
1.375% 1/31/20	31,420	30,065
1.5% 6/30/16	86,270	88,110
1.5% 7/31/16	31,340	31,996
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.5% 8/31/18	$ 252,040	$ 250,465
1.5% 3/31/19	12,800	12,576
1.625% 8/15/22	115,424	105,730
1.75% 3/31/14	950	959
1.75% 7/31/15	53,000	54,358
1.75% 5/31/16	13,840	14,234
1.75% 10/31/18	10	10
1.75% 5/15/23	141,760	129,312
1.875% 2/28/14	1,660	1,675
1.875% 4/30/14	1	1
1.875% 6/30/15	60,900	62,558
1.875% 9/30/17	11,325	11,586
1.875% 10/31/17	40,860	41,763
1.875% 6/30/20	24,290	23,787
2% 4/30/16	49,100	50,842
2% 7/31/20	25,700	25,333
2% 2/15/23	128,980	120,969
2.125% 5/31/15	86,030	88,668
2.125% 12/31/15	18,710	19,404
2.125% 2/29/16	145,700	151,255
2.125% 8/15/21	90,750	88,481
2.25% 5/31/14	20,570	20,893
2.25% 3/31/16	54,000	56,261
2.25% 11/30/17	11,000	11,406
2.375% 2/28/15	9,084	9,365
2.5% 3/31/15	52,000	53,783
2.5% 4/30/15	50,580	52,390
2.5% 8/15/23	46,030	44,922
2.625% 6/30/14	31,801	32,451
2.625% 7/31/14	11,830	12,095
2.625% 12/31/14	49,640	51,209
2.625% 2/29/16	13,600	14,286
2.625% 4/30/18	10,200	10,710
2.625% 8/15/20	141,000	144,845
2.625% 11/15/20	94,180	96,395
2.75% 11/30/16	25,000	26,455
2.75% 12/31/17	3,000	3,172
3% 8/31/16	12,402	13,205
3% 9/30/16	22,000	23,442
3.125% 10/31/16	23,900	25,567
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 5/15/21	$ 50,876	$ 53,527
3.25% 5/31/16	14,200	15,185
3.25% 12/31/16	25,000	26,869
3.375% 11/15/19	27,740	30,026
3.5% 2/15/18	4,000	4,357
3.5% 5/15/20	81,800	88,919
3.625% 8/15/19	10	11
3.625% 2/15/20	59,600	65,318
3.625% 2/15/21	39,800	43,385
3.875% 5/15/18	8,000	8,862
4% 2/15/15	9,600	10,115
4% 8/15/18	22,000	24,545
4.125% 5/15/15	19,300	20,531
4.25% 11/15/17	16,000	17,915
4.5% 5/15/17	13,000	14,587
4.625% 11/15/16	15,000	16,757
4.625% 2/15/17	14,000	15,708
5.125% 5/15/16	13,100	14,663
TOTAL U.S. TREASURY OBLIGATIONS		6,347,770
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,899,019)		6,977,768
U.S. Government Agency - Mortgage Securities - 30.4%

Fannie Mae - 18.6%
2.5% 3/1/27 to 8/1/28	202,288	200,484
2.5% 9/1/28 (d)	13,000	12,868
2.667% 11/1/34 (e)	16,667	17,455
3% 11/1/20 to 8/1/43	550,496	534,876
3% 9/1/28 (d)	5,000	5,105
3% 9/1/43 (d)	7,300	6,979
3% 9/1/43 (d)	7,300	6,979
3% 9/1/43 (d)	4,900	4,684
3% 9/1/43 (d)	4,900	4,684
3% 9/1/43 (d)	19,600	18,738
3% 9/1/43 (d)	14,600	13,958
3% 9/1/43 (d)	9,800	9,369
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3% 9/1/43 (d)	$ 19,600	$ 18,738
3% 9/1/43 (d)	28,000	26,768
3.077% 4/1/41 (e)	11,151	11,616
3.5% 10/1/18 to 8/1/43	389,472	392,344
3.5% 9/1/28 (d)	2,000	2,088
3.5% 9/1/43 (d)	29,000	28,921
3.5% 9/1/43 (d)	27,000	26,926
4% 8/1/18 to 6/1/42	337,857	350,991
4% 9/1/28 (d)	5,000	5,273
4% 9/1/43 (d)	62,300	64,242
4% 9/1/43 (d)	4,000	4,125
4% 10/1/43 (d)	62,300	64,059
4.106% 11/1/34 (e)	1,437	1,501
4.5% 4/1/18 to 11/1/41	352,609	372,916
4.5% 7/1/39	98	103
4.5% 9/1/43 (d)	7,000	7,385
4.5% 10/1/43 (d)	7,000	7,366
5% 6/1/20 to 4/1/41	195,832	210,369
5% 9/1/43 (d)	18,000	19,348
5% 9/1/43 (d)	45,800	49,229
5% 10/1/43 (d)	57,800	61,987
5% 10/1/43 (d)	3,000	3,217
5.5% 8/1/14 to 7/1/41	171,333	185,907
5.5% 9/1/43 (d)	10,000	10,856
6% 8/1/22 to 7/1/41	153,206	167,893
6.5% 4/1/19 to 6/1/40	53,642	59,582
TOTAL FANNIE MAE		2,989,929
Freddie Mac - 4.4%
1.865% 3/1/36 (e)	9,204	9,539
2.369% 12/1/35 (e)	7,330	7,702
2.5% 5/1/23 to 3/1/28	53,000	52,510
2.935% 9/1/37 (e)	2,253	2,379
3% 4/1/21 to 6/1/43	126,130	122,884
3% 9/1/28 (d)	17,000	17,351
3.5% 9/1/18 to 9/1/42	100,426	101,847
3.5% 9/1/43 (d)	57,800	57,479
4% 8/1/31 to 1/1/42	85,538	88,128
4.5% 6/1/25 to 10/1/41	104,850	110,650
4.731% 3/1/35 (e)	3,815	4,033
5% 4/1/23 to 9/1/40	62,168	66,732
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.5% 3/1/34 to 12/1/39	$ 51,233	$ 55,341
6% 4/1/32 to 8/1/37	3,155	3,475
6.5% 8/1/36 to 12/1/37	1,759	1,948
TOTAL FREDDIE MAC		701,998
Ginnie Mae - 7.4%
3% 4/15/42 to 7/15/43	216,158	209,159
3% 9/1/43 (d)	19,000	18,354
3.5% 10/15/40 to 6/15/43	210,393	212,318
3.5% 9/1/43 (d)	9,000	9,068
3.5% 9/1/43 (d)	50,000	50,379
4% 1/15/25 to 3/15/42	169,945	177,061
4.5% 9/15/33 to 9/20/42	214,712	228,467
4.5% 9/1/43 (d)	4,000	4,250
4.5% 10/1/43 (d)	4,000	4,239
5% 7/15/38 to 9/15/41	140,989	153,404
5.5% 10/15/33 to 12/20/41	57,231	62,608
6% 5/20/34 to 12/15/40	36,086	39,839
6.5% 8/20/36 to 2/15/39	15,320	17,211
TOTAL GINNIE MAE		1,186,357
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,913,082)		4,878,284
Asset-Backed Securities - 0.1%

Chase Issuance Trust Series 2012-A4 Class A4, 1.58% 8/16/21	2,800	2,654
Citibank Credit Card Issuance Trust:
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,036
Series 2013-A3 Class A3, 1.11% 7/23/18	2,800	2,800
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	6,000	6,282
Ford Credit Auto Owner Trust Series 2013-C Class A3, 0.82% 12/15/17	4,675	4,674
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	$ 1,875	$ 1,873
Nissan Auto Receivables Trust Series 2013-B Class A3, 0.84% 11/15/17	3,750	3,746
TOTAL ASSET-BACKED SECURITIES (Cost $23,150)		23,065
Commercial Mortgage Securities - 2.0%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	275	275
Series 2006-2 Class AAB, 5.7116% 5/10/45 (e)	711	736
Series 2006-3 Class A4, 5.889% 7/10/44	6,760	7,407
Series 2006-5 Class A2, 5.317% 9/10/47	3,349	3,372
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,588
Series 2007-4 Class A3, 5.8103% 2/10/51 (e)	776	800
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	3,939	4,102
Series 2006-6 Class E, 5.619% 10/10/45 (b)	733	81
Series 2007-3:
Class A3, 5.5595% 6/10/49 (e)	2,118	2,124
Class A4, 5.5595% 6/10/49 (e)	2,643	2,927
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,777	3,011
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (b)(e)(f)	4,618	323
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7131% 6/11/40 (e)	16,612	18,663
Series 2006-PW13 Class A3, 5.518% 9/11/41	1,513	1,512
Series 2006-T22 Class A4, 5.5802% 4/12/38 (e)	159	173
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (b)	1,490	1,518
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	9,390	10,314
Series 2007-C6 Class A4, 5.6962% 12/10/49 (e)	9,950	11,144
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	2,212	2,420
Series 2007-CD4 Class A3, 5.293% 12/11/49	1,234	1,260
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	3,804	228
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Cobalt CMBS Commercial Mortgage Trust: - continued
Series 2007-C2 Class B, 5.617% 4/15/47 (e)	$ 1,416	$ 1,040
COMM pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.8% 12/10/49 (e)	2,805	3,176
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,264	6,809
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	2,536	2,780
Series 2007-C3 Class A4, 5.6829% 6/15/39 (e)	6,875	7,513
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	1,148	1,278
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5341% 4/15/22 (b)(e)	4,524	4,091
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	405	406
Series 2006-C1 Class A3, 5.392% 2/15/39 (e)	3,099	3,142
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class B, 0.3341% 2/15/22 (b)(e)	480	475
Series 2007-C1 Class B, 5.487% 2/15/40 (b)(e)	1,938	284
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	14,576
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (b)(e)	477	469
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	4,047
Series 2006-GG7 Class A4, 5.8603% 7/10/38 (e)	13,750	15,097
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A2, 5.778% 8/10/45	255	258
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4893% 12/12/44 (e)	557	564
Series 2006-LDP8 Class A4, 5.399% 5/15/45	808	883
Series 2006-LDP9 Class A3, 5.336% 5/15/47	529	580
Series 2007-CB19 Class A4, 5.711% 2/12/49 (e)	28,547	31,800
Series 2007-LD11:
Class A2, 5.7987% 6/15/49 (e)	1,654	1,693
Class A4, 5.8137% 6/15/49 (e)	8,435	9,396
Series 2007-LDPX Class A3, 5.42% 1/15/49	11,700	12,865
Series 2006-LDP7 Class A4, 5.8629% 4/15/45 (e)	3,650	4,001
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.711% 2/12/49 (e)	$ 108	$ 42
Class C, 5.711% 2/12/49 (e)	283	58
Class D, 5.711% 2/12/49 (e)	298	34
Series 2007-LDP10 Class ES, 5.5357% 1/15/49 (b)(e)	656	8
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8839% 7/15/44 (e)	3,327	3,740
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	1	1
Series 2006-C6 Class A4, 5.372% 9/15/39	571	629
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,039
Series 2007-C1 Class A4, 5.424% 2/15/40	1,163	1,279
Series 2007-C2 Class A3, 5.43% 2/15/40	507	556
Series 2007-C6 Class A4, 5.858% 7/15/40 (e)	1,584	1,734
Series 2007-C7 Class A3, 5.866% 9/15/45	6,871	7,533
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4141% 9/15/21 (b)(e)	406	402
Class E, 0.4741% 9/15/21 (b)(e)	1,465	1,436
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4193% 1/12/44 (b)(e)	1,103	970
Series 2006-C1 Class A2, 5.6376% 5/12/39 (e)	495	496
Series 2007-C1 Class A4, 5.8499% 6/12/50 (e)	4,800	5,359
Series 2008-C1 Class A4, 5.69% 2/12/51	2,707	3,028
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.305% 12/12/49 (e)	65	65
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	689	712
Series 2007-5 Class A4, 5.378% 8/12/48	6,991	7,649
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	2,000	2,191
Series 2007-7 Class A4, 5.7364% 6/12/50 (e)	4,438	4,930
Series 2007-6 Class B, 5.635% 3/12/51 (e)	1,268	278
Series 2007-8 Class A3, 5.8968% 8/12/49 (e)	1,094	1,227
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.344% 10/15/20 (b)(e)	728	710
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (e)	$ 596	$ 606
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,520
Series 2006-IQ11 Class A4, 5.682% 10/15/42 (e)	340	369
Series 2006-T23 Class A3, 5.8075% 8/12/41 (e)	647	647
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (e)	1,902	2,100
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	179	71
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	3,364	3,395
Series 2007-C30 Class A5, 5.342% 12/15/43	15,662	17,256
Series 2007-C31 Class A4, 5.509% 4/15/47	8,483	9,284
Series 2007-C32 Class A3, 5.7482% 6/15/49 (e)	8,092	9,040
Series 2007-C33:
Class A4, 5.9241% 2/15/51 (e)	2,430	2,652
Class A5, 5.9241% 2/15/51 (e)	839	946
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,316
Series 2005-C22:
Class B, 5.3802% 12/15/44 (e)	2,812	2,287
Class F, 5.3802% 12/15/44 (b)(e)	2,115	635
Series 2006-C23 Class A5, 5.416% 1/15/45 (e)	7,395	8,051
Series 2006-C25 Class AM, 5.7314% 5/15/43 (e)	664	715
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $244,406)		313,197
Municipal Securities - 0.7%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	12,627
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	2,896
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,131
7.55% 4/1/39	15,000	19,415
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	7,808
Series 2011:
4.511% 3/1/15	1,590	1,653
4.961% 3/1/16	2,830	2,980
5.877% 3/1/19	2,080	2,233
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	$ 9,450	$ 11,566
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	5,762
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	10,434
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	11,699
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,235	6,104
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,074
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,090
TOTAL MUNICIPAL SECURITIES (Cost $106,596)		108,472
Foreign Government and Government Agency Obligations - 2.6%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	16,255
5.625% 1/7/41	14,750	14,234
6% 1/17/17	3,000	3,341
Canadian Government:
0.875% 2/14/17	2,200	2,188
2.375% 9/10/14	3,000	3,065
Chilean Republic 3.25% 9/14/21	9,000	8,676
Colombian Republic:
2.625% 3/15/23	7,575	6,571
6.125% 1/18/41	4,750	4,982
Export Development Canada 1.25% 10/26/16	4,000	4,023
Israeli State 4% 6/30/22	7,000	7,133
Italian Republic:
3.125% 1/26/15	16,000	16,381
5.375% 6/12/17	2,375	2,569
6.875% 9/27/23	6,000	7,027
KfW:
0.5% 4/19/16	8,000	7,943
1% 1/12/15	38,700	38,999
1% 6/11/18	5,900	5,689
2.125% 1/17/23	12,000	11,066
4% 1/27/20	3,000	3,269
4.875% 6/17/19	25,000	28,646
Korean Republic 7.125% 4/16/19	6,650	8,085
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Manitoba Province:
1.3% 4/3/17	$ 3,420	$ 3,426
2.1% 9/6/22	1,900	1,731
New Brunswick Province 2.75% 6/15/18	4,350	4,517
Ontario Province:
1% 7/22/16	17,000	16,950
4% 10/7/19	15,000	16,131
Panamanian Republic 4.3% 4/29/53	5,675	4,200
Peruvian Republic:
5.625% 11/18/50	3,300	3,226
6.55% 3/14/37	3,075	3,475
7.125% 3/30/19	1,900	2,261
Philippine Republic:
6.375% 10/23/34	10,375	11,802
6.5% 1/20/20	10,144	11,767
Polish Government:
3.875% 7/16/15	4,350	4,568
5% 10/19/15	3,050	3,299
5% 3/23/22	14,500	15,189
Province of British Columbia 1.2% 4/25/17	7,600	7,585
Province of Quebec 2.75% 8/25/21	20,000	19,201
South African Republic:
5.875% 5/30/22	1,900	1,981
6.875% 5/27/19	6,750	7,543
Turkish Republic:
6% 1/14/41	13,200	11,814
6.25% 9/26/22	13,225	13,672
6.75% 4/3/18	8,375	9,087
United Mexican States:
3.625% 3/15/22	3,000	2,924
4.75% 3/8/44	9,700	8,439
5.125% 1/15/20	23,500	25,827
6.05% 1/11/40	6,000	6,354
Uruguay Republic:
4.125% 11/20/45	4,750	3,503
4.5% 8/14/24	3,625	3,489
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $432,533)		424,103
Supranational Obligations - 1.1%
	Principal Amount (000s)	Value (000s)
African Development Bank:
0.875% 3/15/18	$ 1,900	$ 1,837
1.125% 3/15/17	1,300	1,298
3% 5/27/14	5,000	5,100
Asian Development Bank:
1.125% 3/15/17	5,000	5,005
2.75% 5/21/14	30,000	30,524
Council of Europe Development Bank:
1% 3/7/18	1,900	1,835
2.625% 2/16/16	4,250	4,432
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,591
1.625% 9/3/15	4,750	4,847
2.5% 3/15/16	3,800	3,958
European Investment Bank:
2.875% 1/15/15	5,000	5,167
3.125% 6/4/14	72,000	73,507
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,901
1.125% 3/15/17	17,100	17,076
3% 4/22/14	7,700	7,833
3.875% 9/17/19	5,000	5,478
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $171,369)		174,389
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $3,492)	3,422	3,587
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (c)(e) (Cost $1,143)	1,725	1,904
Money Market Funds - 1.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (a) (Cost $191,444)	191,443,576	$ 191,444
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $16,442,593)		16,665,525
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(598,394)
NET ASSETS - 100%		$ 16,067,131
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/43	$ (44,000)	(42,065)
3% 9/1/43	(14,600)	(13,958)
3% 9/1/43	(9,800)	(9,369)
3% 9/1/43	(19,600)	(18,738)
4% 9/1/28	(1,000)	(1,055)
4% 9/1/43	(62,300)	(64,242)
4.5% 9/1/43	(7,000)	(7,385)
4.5% 10/1/43	(2,000)	(2,105)
5% 9/1/43	(57,800)	(62,127)
5% 9/1/43	(3,000)	(3,225)
5% 9/1/43	(3,000)	(3,225)
5.5% 9/1/43	(1,000)	(1,086)
TOTAL FANNIE MAE		(228,580)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3.5% 9/1/43	$ (6,000)	$ (6,045)
4.5% 9/1/43	(4,000)	(4,250)
4.5% 10/1/43	(1,000)	(1,060)
5% 9/1/43	(2,000)	(2,151)
TOTAL GINNIE MAE		(13,506)
TOTAL TBA SALE COMMITMENTS (Proceeds $242,851)		$ (242,086)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,112,000 or 0.3% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,207
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,569,312	$ -	$ 3,569,312	$ -
U.S. Government and Government Agency Obligations	6,977,768	-	6,977,768	-
U.S. Government Agency - Mortgage Securities	4,878,284	-	4,878,284	-
Asset-Backed Securities	23,065	-	23,065	-
Commercial Mortgage Securities	313,197	-	313,126	71
Municipal Securities	108,472	-	108,472	-
Foreign Government and Government Agency Obligations	424,103	-	424,103	-
Supranational Obligations	174,389	-	174,389	-
Bank Notes	3,587	-	3,587	-
Preferred Securities	1,904	-	1,904	-
Money Market Funds	191,444	191,444	-	-
Total Investments in Securities:	$ 16,665,525	$ 191,444	$ 16,474,010	$ 71
Other Financial Instruments:
TBA Sale Commitments	$ (242,086)	$ -	$ (242,086)	$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $16,251,149)	$ 16,474,081
Fidelity Central Funds (cost $191,444)	191,444
Total Investments (cost $16,442,593)		$ 16,665,525
Cash		103
Receivable for investments sold, regular delivery		160,983
Receivable for TBA sale commitments		242,851
Receivable for fund shares sold		11,460
Interest receivable		90,709
Distributions receivable from Fidelity Central Funds		12
Receivable from investment adviser for expense reductions		291
Other receivables		448
Total assets		17,172,382

Liabilities
Payable for investments purchased Regular delivery	$ 177,239
Delayed delivery	648,104
TBA sale commitments, at value	242,086
Payable for fund shares redeemed	35,386
Distributions payable	363
Accrued management fee	671
Other affiliated payables	1,314
Other payables and accrued expenses	88
Total liabilities		1,105,251

Net Assets		$ 16,067,131
Net Assets consist of:
Paid in capital		$ 15,909,629
Undistributed net investment income		9,971
Accumulated undistributed net realized gain (loss) on investments		(76,166)
Net unrealized appreciation (depreciation) on investments		223,697
Net Assets		$ 16,067,131

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013

Investor Class: Net Asset Value, offering price and redemption price per share ($5,337,617 ÷ 469,814 shares)	$ 11.36

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,107,991 ÷ 449,637 shares)	$ 11.36

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,766,059 ÷ 243,483 shares)	$ 11.36

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($867,305 ÷ 76,346 shares)	$ 11.36

Class F: Net Asset Value, offering price and redemption price per share ($1,988,159 ÷ 175,013 shares)	$ 11.36

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Dividends		$ 109
Interest		381,893
Income from Fidelity Central Funds		1,207
Total income		383,209

Expenses
Management fee	$ 8,006
Transfer agent fees	15,979
Independent trustees' compensation	61
Miscellaneous	38
Total expenses before reductions	24,084
Expense reductions	(3,373)	20,711
Net investment income (loss)		362,498
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,864
Change in net unrealized appreciation (depreciation) on: Investment securities	(839,525)
Delayed delivery commitments	765
Total change in net unrealized appreciation (depreciation)		(838,760)
Net gain (loss)		(833,896)
Net increase (decrease) in net assets resulting from operations		$ (471,398)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 362,498	$ 371,304
Net realized gain (loss)	4,864	114,525
Change in net unrealized appreciation (depreciation)	(838,760)	306,243
Net increase (decrease) in net assets resulting from operations	(471,398)	792,072
Distributions to shareholders from net investment income	(352,310)	(362,338)
Distributions to shareholders from net realized gain	(111,187)	(69,099)
Total distributions	(463,497)	(431,437)
Share transactions - net increase (decrease)	1,405,570	3,174,265
Total increase (decrease) in net assets	470,675	3,534,900

Net Assets
Beginning of period	15,596,456	12,061,556
End of period (including undistributed net investment income of $9,971 and undistributed net investment income of $8,359, respectively)	$ 16,067,131	$ 15,596,456

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Investor Class

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.04	$ 11.74	$ 11.67	$ 11.05	$ 10.73
Income from Investment Operations
Net investment income (loss) B	.254	.312	.351	.373	.445
Net realized and unrealized gain (loss)	(.604)	.358	.137	.613	.325
Total from investment operations	(.350)	.670	.488	.986	.770
Distributions from net investment income	(.246)	(.305)	(.342)	(.366)	(.450)
Distributions from net realized gain	(.084)	(.065)	(.076)	-	-
Total distributions	(.330)	(.370)	(.418)	(.366)	(.450)
Net asset value, end of period	$ 11.36	$ 12.04	$ 11.74	$ 11.67	$ 11.05
Total Return A	(2.97)%	5.82%	4.32%	9.10%	7.39%
Ratios to Average Net Assets C, E
Expenses before reductions	.22%	.22%	.28%	.36%	.45%
Expenses net of fee waivers, if any	.22%	.22%	.27%	.32%	.32%
Expenses net of all reductions	.22%	.22%	.27%	.32%	.32%
Net investment income (loss)	2.16%	2.63%	3.06%	3.32%	4.16%
Supplemental Data
Net assets, end of period (in millions)	$ 5,338	$ 5,981	$ 7,287	$ 11,355	$ 10,281
Portfolio turnover rate D	118%	100%	106%	165%	231% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Class

Years ended August 31,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.267	.321	.115
Net realized and unrealized gain (loss)	(.593)	.349	.301
Total from investment operations	(.326)	.670	.416
Distributions from net investment income	(.260)	(.315)	(.116)
Distributions from net realized gain	(.084)	(.065)	-
Total distributions	(.344)	(.380)	(.116)
Net asset value, end of period	$ 11.36	$ 12.03	$ 11.74
Total Return B, C	(2.78)%	5.82%	3.66%
Ratios to Average Net Assets E, H
Expenses before reductions	.17%	.17%	.17% A
Expenses net of fee waivers, if any	.10%	.12%	.17% A
Expenses net of all reductions	.10%	.12%	.17% A
Net investment income (loss)	2.27%	2.73%	3.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 5,108	$ 4,265	$ 1,533
Portfolio turnover rate F	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.272	.329	.118
Net realized and unrealized gain (loss)	(.594)	.349	.302
Total from investment operations	(.322)	.678	.420
Distributions from net investment income	(.264)	(.323)	(.120)
Distributions from net realized gain	(.084)	(.065)	-
Total distributions	(.348)	(.388)	(.120)
Net asset value, end of period	$ 11.36	$ 12.03	$ 11.74
Total Return B, C	(2.75)%	5.89%	3.69%
Ratios to Average Net Assets E, H
Expenses before reductions	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07%	.07%	.07% A
Expenses net of all reductions	.07%	.07%	.07% A
Net investment income (loss)	2.31%	2.78%	3.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,766	$ 3,121	$ 1,926
Portfolio turnover rate F	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advantage Institutional Class

Years ended August 31,	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.274	.331	.118
Net realized and unrealized gain (loss)	(.594)	.349	.303
Total from investment operations	(.320)	.680	.421
Distributions from net investment income	(.266)	(.325)	(.121)
Distributions from net realized gain	(.084)	(.065)	-
Total distributions	(.350)	(.390)	(.121)
Net asset value, end of period	$ 11.36	$ 12.03	$ 11.74
Total Return B, C	(2.73)%	5.91%	3.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05%	.05%	.05% A
Expenses net of all reductions	.05%	.05%	.05% A
Net investment income (loss)	2.33%	2.80%	3.27% A
Supplemental Data
Net assets, end of period (in millions)	$ 867	$ 869	$ 682
Portfolio turnover rate F	118%	100%	106%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class F

Years ended August 31,	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 11.74	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.273	.331	.365	.359
Net realized and unrealized gain (loss)	(.593)	.349	.139	.542
Total from investment operations	(.320)	.680	.504	.901
Distributions from net investment income	(.266)	(.325)	(.358)	(.351)
Distributions from net realized gain	(.084)	(.065)	(.076)	-
Total distributions	(.350)	(.390)	(.434)	(.351)
Net asset value, end of period	$ 11.36	$ 12.03	$ 11.74	$ 11.67
Total Return B, C	(2.73)%	5.91%	4.47%	8.26%
Ratios to Average Net Assets E, H
Expenses before reductions	.05%	.05%	.12%	.22% A
Expenses net of fee waivers, if any	.05%	.05%	.12%	.22% A
Expenses net of all reductions	.05%	.05%	.12%	.22% A
Net investment income (loss)	2.33%	2.80%	3.20%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,988	$ 1,361	$ 634	$ 97
Portfolio turnover rate F	118%	100%	106%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Spartan U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

3. Significant Accounting Policies - continued
Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, in-kind transaction, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 468,392
Gross unrealized depreciation	(287,018)
Net unrealized appreciation (depreciation) on securities and other investments	$ 181,374

Tax Cost	$ 16,484,151

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$ 31,292
Net unrealized appreciation (depreciation)	$ 182,139

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 399,976	$ 382,677
Long-term Capital Gains	63,521	48,760
Total	$ 463,497	$ 431,437

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,060,054 and $460,820, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 9,362
Fidelity Advantage Class	6,004
Institutional Class	613
$ 15,979

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $38 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $150.

8. Expense Reductions.

Effective February 1, 2012, FMR contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2014.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.11% /.10%*	$ 3,365

* Expense limitation effective January 1, 2013.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $3.

Annual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Investor Class	$ 115,436	$ 167,706
Fidelity Advantage Class	110,295	74,362
Institutional Class	68,676	73,422
Fidelity Advantage Institutional Class	19,939	21,433
Class F	37,964	25,415
Total	$ 352,310	$ 362,338
From net realized gain
Investor Class	$ 42,819	$ 38,973
Fidelity Advantage Class	29,986	9,226
Institutional Class	22,091	13,119
Fidelity Advantage Institutional Class	5,965	4,052
Class F	10,326	3,729
Total	$ 111,187	$ 69,099

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Investor Class
Shares sold	162,285	219,227	$ 1,906,998	$ 2,590,861
Reinvestment of distributions	13,229	17,223	156,261	203,302
Shares redeemed	(202,662)	(360,325)	(2,391,825)	(4,255,158)
Net increase (decrease)	(27,148)	(123,875)	$ (328,566)	$ (1,460,995)
Fidelity Advantage Class
Shares sold	234,913	295,544	$ 2,775,194	$ 3,495,741
Reinvestment of distributions	11,538	6,745	135,969	79,928
Shares redeemed	(151,195)	(78,535)	(1,773,340)	(930,374)
Net increase (decrease)	95,256	223,754	$ 1,137,823	$ 2,645,295
Institutional Class
Shares sold	69,848	140,043	$ 824,188	$ 1,653,379
Reinvestment of distributions	7,688	7,321	90,764	86,541
Shares redeemed	(93,374)	(52,167)	(1,094,762)	(616,935)
Net increase (decrease)	(15,838)	95,197	$ (179,810)	$ 1,122,985

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Fidelity Advantage Institutional Class
Shares sold	30,008	31,349	$ 352,756	$ 370,990
Reinvestment of distributions	2,196	2,157	25,904	25,485
Shares redeemed	(28,062)	(19,376)	(329,678)	(229,498)
Net increase (decrease)	4,142	14,130	$ 48,982	$ 166,977
Class F
Shares sold	68,612	72,364	$ 805,470	$ 856,804
Reinvestment of distributions	4,101	2,462	48,290	29,144
Shares redeemed	(10,818)	(15,698)	(126,619)	(185,945)
Net increase (decrease)	61,895	59,128	$ 727,141	$ 700,003

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 60% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by FMR or its affiliates were the owners of record, in the aggregate, of approximately 24% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Spartan U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Bond Index Fund (a fund of Fidelity Salem Street Trust) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Bond Index Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2013, $40,645,594 or, if subsequently determined to be different, the net capital gain of such year.

A total of 23.94% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $215,722,978 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UBI-F-ANN-1013
1.899038.103

Item 2. Code of Ethics

As of the end of the period, August 31, 2013, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Corporate Bond Fund, Fidelity Investment Grade Bond Fund, Fidelity Series Investment Grade Bond Fund, Fidelity Short-Term Bond Fund and Spartan U.S. Bond Index Fund (the "Funds"):

Services Billed by PwC

August 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond Fund	$77,000	$-	$3,300	$1,800
Fidelity Investment Grade Bond Fund	$106,000	$-	$4,600	$3,900
Fidelity Series Investment Grade Bond Fund	$121,000	$-	$4,600	$11,200
Fidelity Short-Term Bond Fund	$115,000	$-	$4,600	$4,900
Spartan U.S. Bond Index Fund	$107,000	$-	$4,600	$7,700

August 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond Fund	$78,000	$-	$3,300	$1,600
Fidelity Investment Grade Bond Fund	$106,000	$-	$5,100	$3,600
Fidelity Series Investment Grade Bond Fund	$114,000	$-	$5,100	$10,900
Fidelity Short-Term Bond Fund	$114,000	$-	$4,500	$5,300
Spartan U.S. Bond Index Fund	$89,000	$-	$4,500	$7,200

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Conservative Income Bond Fund and Fidelity Intermediate Bond Fund (the "Funds"):

Services Billed by Deloitte Entities

August 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Bond Fund	$51,000	$-	$5,800	$900
Fidelity Intermediate Bond Fund	$154,000	$-	$5,800	$1,100

August 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Bond Fund	$45,000	$-	$5,700	$500
Fidelity Intermediate Bond Fund	$143,000	$-	$5,700	$1,000

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2013A	August 31, 2012A
Audit-Related Fees	$5,335,000	$4,450,000
Tax Fees	$-	$-
All Other Fees	$30,000	$-

A Amounts may reflect rounding.

Services Billed by Deloitte Entities

	August 31, 2013A	August 31, 2012A
Audit-Related Fees	$1,115,000	$615,000
Tax Fees	$-	$-
All Other Fees	$765,000	$1,115,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2013 A	August 31, 2012 A
PwC	$6,230,000	$5,700,000
Deloitte Entities	$1,990,000	$1,830,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 28, 2013